UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – September 30, 2016

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2016 are attached.

Transamerica Series Trust

Quarterly Schedules of Investments

September 30, 2016

Transamerica AB Dynamic Allocation VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Government Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica American Funds Managed Risk VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Equity Smart Beta 100 VP

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Smart Beta 50 VP

Transamerica BlackRock Smart Beta 75 VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Janus Mid-Cap Growth VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica PineBridge Inflation Opportunities VP

Transamerica ProFund UltraBear VP

Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Transamerica QS Investors Active Asset Allocation – Moderate VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica Voya Limited Maturity Bond VP

Transamerica Voya Mid Cap Opportunities VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 37.1%
Aerospace & Defense - 0.5%
Airbus Group SE	2,514	$ 152,049
BAE Systems PLC	10,735	72,910
Boeing Co.	3,100	408,394
Bombardier, Inc., Class B (A) (B)	5,300	7,272
General Dynamics Corp.	1,300	201,708
Leonardo-Finmeccanica SpA (A)	2,100	23,803
Lockheed Martin Corp.	1,200	287,664
Northrop Grumman Corp.	1,000	213,950
Raytheon Co.	1,400	190,582
Rockwell Collins, Inc.	700	59,038
Rolls-Royce Holdings PLC (A)	6,828	63,721
Safran SA	1,448	104,103
Singapore Technologies Engineering, Ltd.	4,000	9,474
Textron, Inc.	400	15,900
Thales SA	600	55,262
United Technologies Corp.	3,700	375,920
Zodiac Aerospace	500	12,174

		2,253,924

Air Freight & Logistics - 0.2%
Bollore SA	8,800	30,596
CH Robinson Worldwide, Inc.	600	42,276
Deutsche Post AG	3,560	111,256
Expeditors International of Washington, Inc.	900	46,368
FedEx Corp.	1,300	227,084
United Parcel Service, Inc., Class B	2,600	284,336
Yamato Holdings Co., Ltd. (B)	1,600	36,976

		778,892

Airlines - 0.1%
ANA Holdings, Inc.	15,000	40,486
Cathay Pacific Airways, Ltd. (B)	19,000	26,456
Delta Air Lines, Inc.	3,400	133,824
easyJet PLC	2,300	30,020
International Consolidated Airlines Group SA	4,800	24,890
Japan Airlines Co., Ltd.	1,000	29,180
Ryanair Holdings PLC, ADR	70	5,252
Singapore Airlines, Ltd.	2,000	15,414
Southwest Airlines Co.	3,468	134,870
United Continental Holdings, Inc. (A)	2,000	104,940

		545,332

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	900	40,782
Autoliv, Inc. (B)	300	32,040
BorgWarner, Inc.	1,000	35,180
Bridgestone Corp.	2,800	102,330
Cie Generale des Etablissements Michelin, Class B	701	77,534
Continental AG	385	80,940
Delphi Automotive PLC, Class A	1,700	121,244
Denso Corp.	2,100	82,836
Johnson Controls International PLC	8,200	381,546
Koito Manufacturing Co., Ltd.	1,000	48,124
Magna International, Inc., Class A	2,200	94,443
NGK Spark Plug Co., Ltd.	1,000	17,425
NOK Corp. (B)	600	12,964
Nokian Renkaat OYJ	750	27,340
Sumitomo Electric Industries, Ltd.	2,700	37,702

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Sumitomo Rubber Industries, Ltd.	900	$ 13,473
Toyoda Gosei Co., Ltd.	800	18,405
Toyota Industries Corp.	500	22,928
Valeo SA	1,200	70,003

		1,317,239

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	99,333
Daimler AG	4,103	289,037
Ferrari NV	292	15,164
Fiat Chrysler Automobiles NV (B)	6,026	38,247
Ford Motor Co.	12,800	154,496
Fuji Heavy Industries, Ltd.	3,000	111,089
General Motors Co.	5,963	189,445
Harley-Davidson, Inc.	700	36,813
Honda Motor Co., Ltd. (B)	7,500	213,562
Isuzu Motors, Ltd. (B)	2,500	29,079
Mazda Motor Corp.	2,200	33,226
Mitsubishi Motors Corp.	3,400	15,725
Nissan Motor Co., Ltd. (B)	10,500	101,754
Peugeot SA (A)	2,690	41,081
Renault SA	805	66,140
Suzuki Motor Corp. (B)	1,300	43,075
Tesla Motors, Inc. (A) (B)	1,058	215,864
Toyota Motor Corp.	12,500	712,366
Volkswagen AG	614	89,079
Yamaha Motor Co., Ltd. (B)	1,000	19,920

		2,514,495

Banks - 2.9%
Aozora Bank, Ltd. (B)	5,000	17,110
Australia & New Zealand Banking Group, Ltd.	12,841	271,544
Banco Bilbao Vizcaya Argentaria SA	27,863	168,456
Banco de Sabadell SA (B)	10,072	12,898
Banco Espirito Santo SA (A) (C) (D) (E)	8,203	—	(F)
Banco Popular Espanol SA	10,763	13,312
Banco Santander SA, Class A	63,332	280,805
Bank Hapoalim BM	1,671	9,488
Bank Leumi Le-Israel BM (A)	5,397	20,540
Bank of America Corp.	45,600	713,640
Bank of East Asia, Ltd. (B)	8,000	32,438
Bank of Ireland (A)	139,800	29,210
Bank of Kyoto, Ltd. (B)	4,000	28,953
Bank of Montreal	2,699	176,861
Bank of Nova Scotia	5,200	275,547
Bankia SA	48,100	39,444
Barclays PLC	64,908	141,171
BB&T Corp.	5,300	199,916
BNP Paribas SA	5,245	269,675
BOC Hong Kong Holdings, Ltd.	13,500	45,601
CaixaBank SA	22,838	57,698
Canadian Imperial Bank of Commerce, Class B (B)	1,500	116,312
Chiba Bank, Ltd. (B)	5,000	28,105
Chugoku Bank, Ltd. (B)	1,500	18,120
CIT Group, Inc.	1,000	36,300
Citigroup, Inc.	12,911	609,787
Citizens Financial Group, Inc.	2,600	64,246
Commerzbank AG	5,282	34,047
Commonwealth Bank of Australia	7,540	417,801
Concordia Financial Group, Ltd.	3,000	12,949
Credit Agricole SA	4,350	42,894
Danske Bank A/S, Class R	2,342	68,339
DBS Group Holdings, Ltd.	8,000	90,284
DNB ASA	3,574	46,806

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Erste Group Bank AG (A)	1,234	$ 36,548
Fifth Third Bancorp	8,200	167,772
Fukuoka Financial Group, Inc., Class A (B)	3,000	12,337
Hachijuni Bank, Ltd.	2,000	10,315
Hang Seng Bank, Ltd.	2,800	49,997
HSBC Holdings PLC	89,383	670,445
ING Groep NV	16,960	209,382
Intesa Sanpaolo SpA	49,480	109,721
Iyo Bank, Ltd.	2,000	11,992
Japan Post Bank Co., Ltd. (B)	3,800	44,781
Joyo Bank, Ltd. (C)	3,000	12,283
JPMorgan Chase & Co.	16,100	1,072,099
KBC Group NV (A)	1,053	61,297
KeyCorp	4,700	57,199
Lloyds Banking Group PLC	249,033	176,079
M&T Bank Corp.	1,000	116,100
Mediobanca SpA	1,088	7,077
Mitsubishi UFJ Financial Group, Inc.	56,300	280,431
Mizrahi Tefahot Bank, Ltd.	1,100	13,990
Mizuho Financial Group, Inc. (B)	105,000	174,577
National Australia Bank, Ltd., Class N	11,557	246,514
National Bank of Canada (B)	1,400	49,642
Natixis, Class A	7,161	33,376
Nordea Bank AB	13,099	130,016
Oversea-Chinese Banking Corp., Ltd.	14,000	88,803
PNC Financial Services Group, Inc.	1,900	171,171
Raiffeisen Bank International AG (A)	832	12,669
Regions Financial Corp.	5,500	54,285
Resona Holdings, Inc.	8,000	33,316
Royal Bank of Canada (B)	6,600	408,793
Royal Bank of Scotland Group PLC (A)	25,443	58,965
Seven Bank, Ltd. (B)	5,320	16,893
Shinsei Bank, Ltd., Class A	10,000	14,989
Shizuoka Bank, Ltd. (B)	2,000	15,857
Skandinaviska Enskilda Banken AB, Class A	5,953	59,816
Societe Generale SA	3,782	130,769
Standard Chartered PLC (A)	14,639	119,216
Sumitomo Mitsui Financial Group, Inc.	5,700	189,991
Sumitomo Mitsui Trust Holdings, Inc.	1,400	45,146
SunTrust Banks, Inc.	4,600	201,480
Svenska Handelsbanken AB, A Shares	6,612	90,870
Swedbank AB, Class A	3,890	91,414
Toronto-Dominion Bank	8,400	372,892
UniCredit SpA, Class A	18,466	42,981
Unione di Banche Italiane SpA (B)	8,200	18,884
United Overseas Bank, Ltd.	6,000	82,848
US Bancorp	6,900	295,941
Wells Fargo & Co.	21,400	947,592
Westpac Banking Corp.	14,817	334,649

		12,044,497

Beverages - 0.9%
Anheuser-Busch InBev SA	3,575	468,263
Asahi Group Holdings, Ltd.	1,400	50,613
Brown-Forman Corp., Class B	1,200	56,928
Carlsberg A/S, Class B	449	42,814
Coca-Cola Amatil, Ltd.	2,030	15,925
Coca-Cola Co.	18,900	799,848
Coca-Cola European Partners PLC	2,500	99,557
Coca-Cola HBC AG (A)	2,980	69,216
Constellation Brands, Inc., Class A	600	99,894
Diageo PLC	10,637	304,765
Dr. Pepper Snapple Group, Inc.	1,200	109,572
Heineken Holding NV, Class A	788	63,185
Heineken NV	712	62,634

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Kirin Holdings Co., Ltd.	3,200	$ 52,747
Monster Beverage Corp. (A)	1,500	220,215
PepsiCo, Inc.	6,600	717,882
Pernod Ricard SA	783	92,664
Remy Cointreau SA	600	51,204
SABMiller PLC	4,336	252,624
Suntory Beverage & Food, Ltd.	900	38,608
Treasury Wine Estates, Ltd.	5,952	50,291

		3,719,449

Biotechnology - 0.8%
AbbVie, Inc., Class G	6,700	422,569
Actelion, Ltd. (A)	700	121,194
Alexion Pharmaceuticals, Inc. (A)	808	99,012
Alkermes PLC (A)	643	30,240
Amgen, Inc.	3,333	555,978
Biogen, Inc. (A)	1,000	313,030
BioMarin Pharmaceutical, Inc. (A)	1,100	101,772
Celgene Corp. (A)	3,800	397,214
CSL, Ltd.	1,863	152,566
Genmab A/S (A)	200	34,098
Gilead Sciences, Inc.	6,500	514,280
Grifols SA	1,788	38,524
Incyte Corp. (A)	1,300	122,577
Regeneron Pharmaceuticals, Inc., Class A (A)	400	160,808
Shire PLC	5,391	349,237
Vertex Pharmaceuticals, Inc. (A)	800	69,768

		3,482,867

Building Products - 0.1%
Asahi Glass Co., Ltd.	4,400	28,204
Assa Abloy AB, B Shares	4,407	89,539
Cie de Saint-Gobain	1,980	85,566
Daikin Industries, Ltd. (B)	1,000	92,214
Geberit AG	200	87,576
LIXIL Group Corp. (B)	1,400	29,780
TOTO, Ltd. (B)	1,500	56,136

		469,015

Capital Markets - 1.0%
Aberdeen Asset Management PLC	13,100	55,404
Ameriprise Financial, Inc.	1,000	99,770
ASX, Ltd.	1,449	53,409
Bank of New York Mellon Corp.	5,000	199,400
BlackRock, Inc., Class A	500	181,230
Brookfield Asset Management, Inc., Class A	3,800	133,613
Charles Schwab Corp.	8,600	271,502
CI Financial Corp. (B)	2,400	46,045
CME Group, Inc., Class A	1,670	174,548
Credit Suisse Group AG (A)	6,116	80,015
Daiwa Securities Group, Inc. (B)	7,000	38,961
Deutsche Bank AG (A)	5,484	71,276
Deutsche Boerse AG	586	45,731
Franklin Resources, Inc.	3,400	120,938
Goldman Sachs Group, Inc.	1,700	274,159
Hargreaves Lansdown PLC	5,300	87,450
Hong Kong Exchanges and Clearing, Ltd.	5,200	136,630
IGM Financial, Inc., Class B (B)	1,800	48,596
Intercontinental Exchange, Inc.	640	172,390
Invesco, Ltd.	1,500	46,905
Japan Exchange Group, Inc. (B)	2,400	37,040
Julius Baer Group, Ltd. (A)	58	2,360
London Stock Exchange Group PLC	1,500	54,438
Macquarie Group, Ltd.	1,200	75,255

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Moody’s Corp.	1,000	$ 108,280
Morgan Stanley	6,300	201,978
Nomura Holdings, Inc.	15,400	67,748
Northern Trust Corp.	2,500	169,975
Partners Group Holding AG	400	201,750
S&P Global, Inc.	2,300	291,088
Schroders PLC, Series R	1,300	45,428
Singapore Exchange, Ltd.	4,000	21,735
State Street Corp.	1,900	132,297
T. Rowe Price Group, Inc.	1,500	99,750
TD Ameritrade Holding Corp.	2,000	70,480
Thomson Reuters Corp., Class B	1,600	66,161
UBS Group AG	16,124	219,579

		4,203,314

Chemicals - 1.0%
Agrium, Inc. (B)	400	36,236
Air Liquide SA, Class A	1,596	171,129
Air Products & Chemicals, Inc.	1,600	240,544
Air Water, Inc. (B)	2,000	37,395
Akzo Nobel NV	1,323	89,602
Arkema SA	220	20,364
Asahi Kasei Corp.	5,000	39,485
BASF SE, Class R	3,931	336,093
Celanese Corp., Series A	800	53,248
CF Industries Holdings, Inc., Class B	1,000	24,350
Chr Hansen Holding A/S	500	29,723
Dow Chemical Co.	4,300	222,869
E.I. du Pont de Nemours & Co.	3,400	227,698
Eastman Chemical Co.	600	40,608
Ecolab, Inc.	2,100	255,612
EMS-Chemie Holding AG	200	107,360
Evonik Industries AG	1,400	47,330
FMC Corp., Class A	600	29,004
Hitachi Chemical Co., Ltd.	700	15,918
Incitec Pivot, Ltd.	7,463	16,107
Israel Chemicals, Ltd.	3,656	14,242
Johnson Matthey PLC	1,133	48,374
JSR Corp. (B)	600	9,343
K+S AG (B)	602	11,418
Kansai Paint Co., Ltd. (B)	1,300	28,242
Koninklijke DSM NV	1,052	71,095
Kuraray Co., Ltd.	2,000	29,407
LANXESS AG	1,000	62,121
Linde AG	812	138,010
LyondellBasell Industries NV, Class A	2,726	219,879
Mitsubishi Chemical Holdings Corp.	6,000	37,170
Mitsubishi Gas Chemical Co., Inc.	1,000	14,210
Mitsui Chemicals, Inc.	4,000	18,816
Monsanto Co.	1,900	194,180
Mosaic Co.	2,000	48,920
Nippon Paint Holdings Co., Ltd.	1,000	33,036
Nitto Denko Corp.	700	44,911
Novozymes A/S, Class B	1,430	62,892
Orica, Ltd.	841	9,784
Potash Corp. of Saskatchewan, Inc. (B)	3,700	60,212
PPG Industries, Inc.	800	82,688
Praxair, Inc.	1,100	132,913
Sherwin-Williams Co.	600	165,996
Shin-Etsu Chemical Co., Ltd.	1,700	117,385
Solvay SA, Class A	297	34,348
Sumitomo Chemical Co., Ltd.	5,000	21,942
Syngenta AG	359	157,051
Taiyo Nippon Sanso Corp. (B)	3,000	30,945
Teijin, Ltd. (B)	800	15,368
Toray Industries, Inc.	5,000	48,272

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Umicore SA	293	$ 18,376
Yara International ASA	701	23,289

		4,045,510

Commercial Services & Supplies - 0.2%
Aggreko PLC	1,285	15,881
Brambles, Ltd.	7,148	65,539
Dai Nippon Printing Co., Ltd.	3,000	29,170
Edenred	711	16,625
G4S PLC	15,300	45,175
Republic Services, Inc., Class A	1,400	70,630
Secom Co., Ltd.	800	59,232
Securitas AB, Class B	2,900	48,611
Societe BIC SA	200	29,578
Sohgo Security Services Co., Ltd. (B)	600	31,951
Stericycle, Inc. (A)	600	48,084
Toppan Printing Co., Ltd.	2,000	17,908
Waste Management, Inc.	3,300	210,408

		688,792

Communications Equipment - 0.3%
Cisco Systems, Inc.	22,700	720,044
F5 Networks, Inc., Class B (A)	500	62,320
Juniper Networks, Inc.	1,800	43,308
Motorola Solutions, Inc.	2,213	168,808
Nokia OYJ	24,559	142,356
Telefonaktiebolaget LM Ericsson, Class B	12,776	92,259

		1,229,095

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	25,836
Bouygues SA, Class A	792	26,241
CIMIC Group, Ltd.	3,687	81,100
Ferrovial SA	2,900	61,734
Fluor Corp.	600	30,792
JGC Corp.	1,300	22,371
Kajima Corp.	4,900	34,018
Obayashi Corp.	6,000	58,991
Shimizu Corp.	5,000	44,377
Skanska AB, Class B	2,057	48,027
SNC-Lavalin Group, Inc.	1,300	51,061
Taisei Corp.	5,200	38,716
Vinci SA	2,296	175,696

		698,960

Construction Materials - 0.1%
Boral, Ltd.	2,548	13,163
CRH PLC	4,121	137,792
Fletcher Building, Ltd.	3,130	24,455
HeidelbergCement AG	650	61,400
Imerys SA	600	43,332
James Hardie Industries PLC, CDI	4,700	73,094
LafargeHolcim, Ltd. (A)	1,394	75,332
Taiheiyo Cement Corp.	8,000	22,800

		451,368

Consumer Finance - 0.2%
Acom Co., Ltd. (A) (B)	7,500	34,984
AEON Financial Service Co., Ltd. (B)	1,000	17,307
American Express Co.	3,800	243,352
Capital One Financial Corp.	2,500	179,575
Credit Saison Co., Ltd.	600	9,875
Discover Financial Services	1,300	73,515

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (continued)
Navient Corp.	2,600	$ 37,622
Synchrony Financial	4,543	127,204

		723,434

Containers & Packaging - 0.1%
Amcor, Ltd.	3,510	40,699
Ball Corp.	600	49,170
CCL Industries, Inc., Class B	100	19,254
International Paper Co.	3,700	177,526
Toyo Seikan Group Holdings, Ltd.	1,600	27,959
WestRock Co.	1,400	67,872

		382,480

Distributors - 0.0% (G)
Genuine Parts Co.	600	60,270
Jardine Cycle & Carriage, Ltd.	180	5,653

		65,923

Diversified Consumer Services - 0.0% (G)
Benesse Holdings, Inc. (B)	300	7,615

Diversified Financial Services - 0.3%
AMP, Ltd.	21,333	86,208
Berkshire Hathaway, Inc., Class B (A)	5,100	736,797
Eurazeo SA	971	56,327
Exor SpA	1,400	56,695
First Pacific Co., Ltd.	46,000	32,737
Groupe Bruxelles Lambert SA	429	38,033
Industrivarden AB, Class C	2,000	36,998
Investor AB, Class B	1,891	69,148
Kinnevik AB, B Shares	999	25,479
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	27,762
Onex Corp.	400	25,760
ORIX Corp.	5,460	79,554
Wendel SA	400	46,709

		1,318,207

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	29,530	1,199,213
BCE, Inc.	1,149	53,064
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	23,468
BT Group PLC, Class A	33,088	166,852
CenturyLink, Inc.	3,249	89,120
Deutsche Telekom AG	14,611	244,886
Elisa OYJ	564	20,800
HKT Trust & HKT, Ltd.	14,000	19,746
Iliad SA	123	25,811
Inmarsat PLC	4,216	38,525
Koninklijke KPN NV	27,789	92,245
Nippon Telegraph & Telephone Corp.	3,600	163,803
Orange SA	8,100	126,751
PCCW, Ltd.	8,000	4,909
Proximus SADP	842	25,146
SBA Communications Corp., Class A (A)	700	78,512
SFR Group SA	600	17,666
Singapore Telecommunications, Ltd.	34,000	98,981
Spark New Zealand, Ltd.	6,787	17,840
Swisscom AG	129	61,307
TDC A/S, Class B (A)	2,394	14,080
Telecom Italia SpA (A)	85,245	65,319
Telefonica Deutschland Holding AG	12,000	48,273
Telefonica SA	20,872	211,371
Telenor ASA	3,562	61,085
Telia Co. AB	10,340	46,307
Telstra Corp., Ltd.	15,830	62,758

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
TELUS Corp. (C)	800	$ 26,504
TPG Telecom, Ltd. (B)	4,800	31,667
Verizon Communications, Inc.	17,493	909,286

		4,045,295

Electric Utilities - 0.7%
American Electric Power Co., Inc.	3,600	231,156
AusNet Services	1,005	1,261
Cheung Kong Infrastructure Holdings, Ltd.	6,000	51,596
Chubu Electric Power Co., Inc.	2,300	33,251
Chugoku Electric Power Co., Inc. (B)	1,700	21,241
CLP Holdings, Ltd.	8,500	87,834
Contact Energy, Ltd.	4,565	16,753
Duke Energy Corp.	2,296	183,772
Edison International	2,100	151,725
EDP - Energias de Portugal SA	10,120	33,980
Electricite de France SA (B)	1,016	12,361
Endesa SA	2,000	42,867
Enel SpA	39,844	177,603
Entergy Corp., Class B	600	46,038
Eversource Energy	2,461	133,337
Exelon Corp.	3,078	102,467
FirstEnergy Corp.	1,066	35,263
Fortis, Inc. (B)	1,300	41,806
Fortum OYJ	1,987	32,097
Hokuriku Electric Power Co. (B)	1,400	16,940
Hydro One, Ltd. (B) (H)	1,300	25,664
Iberdrola SA	20,045	136,276
Kansai Electric Power Co., Inc. (A)	2,700	24,368
Kyushu Electric Power Co., Inc.	3,500	32,651
NextEra Energy, Inc.	1,700	207,944
PG&E Corp.	3,100	189,627
Power Assets Holdings, Ltd.	5,000	48,734
PPL Corp.	2,900	100,253
Red Electrica Corp. SA	1,600	34,518
Shikoku Electric Power Co., Inc. (B)	500	4,906
Southern Co.	3,100	159,030
SSE PLC, Class B	4,598	93,448
Terna Rete Elettrica Nazionale SpA	4,393	22,641
Tohoku Electric Power Co., Inc. (B)	1,300	16,858
Tokyo Electric Power Co. Holdings, Inc. (A)	5,300	22,736
Xcel Energy, Inc.	4,800	197,472

		2,770,474

Electrical Equipment - 0.3%
ABB, Ltd. (A)	7,949	178,454
AMETEK, Inc., Class A	1,050	50,169
Eaton Corp. PLC	1,994	131,026
Emerson Electric Co.	2,700	147,177
Legrand SA	1,171	69,034
Mitsubishi Electric Corp.	8,000	101,178
Nidec Corp.	1,000	91,337
Osram Licht AG	351	20,606
Prysmian SpA	896	23,472
Rockwell Automation, Inc., Class B	500	61,170
Schneider Electric SE	2,582	180,004
Vestas Wind Systems A/S	1,000	82,304

		1,135,931

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd. (B)	600	14,201
Amphenol Corp., Class A	1,200	77,904
Corning, Inc.	8,900	210,485
Hexagon AB, Class B	1,472	64,276
Hirose Electric Co., Ltd. (B)	300	39,051
Hitachi High-Technologies Corp.	500	19,797

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Hitachi, Ltd.	19,500	$ 90,111
Ingenico Group SA	400	34,945
Keyence Corp.	200	144,885
Kyocera Corp.	1,200	57,074
Murata Manufacturing Co., Ltd.	900	115,645
Nippon Electric Glass Co., Ltd.	1,500	7,692
Omron Corp. (B)	600	21,330
TDK Corp.	500	33,036
TE Connectivity, Ltd.	3,400	218,892

		1,149,324

Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	3,000	151,410
FMC Technologies, Inc. (A)	800	23,736
Halliburton Co.	3,900	175,032
National Oilwell Varco, Inc.	1,800	66,132
Petrofac, Ltd.	2,778	32,100
Saipem SpA (A)	56,538	23,925
Schlumberger, Ltd.	7,429	584,216
Technip SA	931	57,176
Tenaris SA	1,818	25,896
Weatherford International PLC (A)	5,900	33,158

		1,172,781

Equity Real Estate Investment Trusts - 1.0%
American Tower Corp., Class A	1,935	219,294
Ascendas Real Estate Investment Trust	8,000	14,783
AvalonBay Communities, Inc.	700	124,488
Boston Properties, Inc.	1,200	163,548
British Land Co. PLC	8,400	68,864
CapitaLand Commercial Trust	11,000	12,825
CapitaLand Mall Trust	7,000	11,139
Crown Castle International Corp.	1,500	141,315
Dexus Property Group	9,833	68,860
Digital Realty Trust, Inc.	500	48,560
Equinix, Inc.	500	180,125
Equity Residential	2,300	147,959
Essex Property Trust, Inc.	269	59,906
Federal Realty Investment Trust	500	76,965
Fonciere Des Regions	400	37,277
Gecina SA	205	32,275
General Growth Properties, Inc.	6,114	168,746
GPT Group	7,080	27,418
HCP, Inc.	3,100	117,645
Host Hotels & Resorts, Inc. (B)	7,000	108,990
Japan Real Estate Investment Corp.	6	35,797
Japan Retail Fund Investment Corp., Class A	8	19,731
Kimco Realty Corp.	1,900	55,005
Klepierre	1,069	48,995
Land Securities Group PLC	4,245	58,213
Link REIT	10,500	77,162
Macerich Co., Class A	600	48,522
Mirvac Group	20,200	34,631
Nippon Building Fund, Inc.	4	25,285
Nomura Real Estate Master Fund, Inc.	100	166,658
Prologis, Inc., Class A	3,000	160,620
Public Storage	1,000	223,140
RioCan Real Estate Investment Trust	2,800	58,094
Scentre Group	31,774	114,296
Simon Property Group, Inc.	1,413	292,505
SL Green Realty Corp.	700	75,670
Stockland	15,671	57,090
Suntec Real Estate Investment Trust	14,000	17,607
Unibail-Rodamco SE	369	99,484
Ventas, Inc.	2,200	155,386

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT, Inc.	3,301	$ 34,231
Vicinity Centres	12,502	30,332
Vornado Realty Trust, Class A	1,300	131,573
Westfield Corp.	7,948	59,188
Weyerhaeuser Co.	6,300	201,222

		4,111,419

Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	2,200	32,304
Alimentation Couche-Tard, Inc., Class B	1,900	92,078
Carrefour SA	2,140	55,447
Casino Guichard Perrachon SA	508	24,710
Colruyt SA (B)	532	29,499
Costco Wholesale Corp.	1,600	244,016
CVS Health Corp.	4,700	418,253
Distribuidora Internacional de Alimentacion SA (B)	5,048	31,251
FamilyMart UNY Holdings Co., Ltd.	300	19,940
George Weston, Ltd., Class A	400	33,367
ICA Gruppen AB (B)	500	16,512
J. Sainsbury PLC	9,900	31,541
Jeronimo Martins SGPS SA	1,149	19,922
Koninklijke Ahold Delhaize NV	4,421	100,767
Kroger Co.	3,200	94,976
Lawson, Inc. (B)	500	39,298
Loblaw Cos., Ltd.	1,809	93,073
METRO AG	1,800	53,563
Metro, Inc.	1,000	32,829
Seven & i Holdings Co., Ltd.	3,200	150,115
Sysco Corp.	4,300	210,743
Tesco PLC (A)	29,088	68,976
Wal-Mart Stores, Inc.	7,900	569,748
Walgreens Boots Alliance, Inc.	3,700	298,294
Wesfarmers, Ltd.	4,891	165,081
Whole Foods Market, Inc. (B)	1,800	51,030
WM Morrison Supermarkets PLC (B)	23,879	67,442
Woolworths, Ltd.	5,314	94,641

		3,139,416

Food Products - 0.9%
Ajinomoto Co., Inc.	3,000	66,343
Archer-Daniels-Midland Co.	4,900	206,633
Aryzta AG (A) (B)	600	26,625
Associated British Foods PLC	2,519	84,890
Bunge, Ltd.	600	35,538
Campbell Soup Co.	1,100	60,170
Chocoladefabriken Lindt & Spruengli AG	1	68,250
ConAgra Foods, Inc.	1,500	70,665
Danone SA	2,555	189,574
General Mills, Inc.	2,700	172,476
Golden Agri-Resources, Ltd.	65,000	16,921
Hershey Co.	1,300	124,280
Hormel Foods Corp.	3,400	128,962
J.M. Smucker, Co.	500	67,770
Kellogg Co.	2,200	170,434
Kerry Group PLC, Class A	740	61,648
Kikkoman Corp.	1,000	31,754
Kraft Heinz Co.	2,033	181,974
Marine Harvest ASA (A)	1,700	30,429
Mead Johnson Nutrition Co., Class A	500	39,505
MEIJI Holdings Co., Ltd.	600	59,109
Mondelez International, Inc., Class A	6,100	267,790
Nestle SA	14,662	1,155,302
NH Foods, Ltd.	1,000	24,022
Nissin Foods Holdings Co., Ltd. (B)	300	18,135
Orkla ASA	4,787	49,459

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Saputo, Inc.	1,000	$ 34,750
Tate & Lyle PLC	2,200	21,358
Toyo Suisan Kaisha, Ltd.	1,000	42,108
Tyson Foods, Inc., Class A	2,200	164,274
WH Group, Ltd. (H)	24,000	19,308
Wilmar International, Ltd.	8,000	18,890
Yakult Honsha Co., Ltd., Class A (B)	600	26,863
Yamazaki Baking Co., Ltd.	2,500	61,018

		3,797,227

Gas Utilities - 0.1%
APA Group	8,533	55,642
Enagas SA	700	21,054
Gas Natural SDG SA	2,960	60,833
Hong Kong & China Gas Co., Ltd.	27,626	52,143
Osaka Gas Co., Ltd. (B)	7,000	29,138
Snam SpA	8,096	44,891
Toho Gas Co., Ltd. (B)	3,600	33,478
Tokyo Gas Co., Ltd.	9,000	39,726

		336,905

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	6,700	283,343
Baxter International, Inc.	2,000	95,200
Becton Dickinson and Co.	1,700	305,541
Boston Scientific Corp. (A)	6,000	142,800
Coloplast A/S, Class B	750	58,163
CR Bard, Inc.	700	156,996
Danaher Corp.	2,100	164,619
DENTSPLY SIRONA, Inc.	2,100	124,803
Edwards Lifesciences Corp. (A)	800	96,448
Essilor International SA	964	124,318
Getinge AB, Class B (B)	903	17,505
Hoya Corp.	1,600	63,713
Intuitive Surgical, Inc. (A)	200	144,966
Medtronic PLC	5,712	493,517
Olympus Corp.	1,200	41,418
Smith & Nephew PLC	4,334	69,882
Sonova Holding AG	400	56,613
St. Jude Medical, Inc.	2,100	167,496
Stryker Corp.	2,400	279,384
Sysmex Corp.	600	44,022
Terumo Corp.	1,400	53,360
William Demant Holding A / S (A)	1,400	28,579
Zimmer Biomet Holdings, Inc., Class A	1,200	156,024

		3,168,710

Health Care Providers & Services - 0.7%
Aetna, Inc.	1,600	184,720
AmerisourceBergen Corp., Class A	1,000	80,780
Anthem, Inc.	1,600	200,496
Cardinal Health, Inc.	2,700	209,790
Cigna Corp.	1,300	169,416
DaVita, Inc. (A)	1,200	79,284
Express Scripts Holding Co. (A)	2,928	206,512
Fresenius Medical Care AG & Co. KGaA	1,268	110,762
Fresenius SE & Co. KGaA	1,644	131,140
HCA Holdings, Inc. (A)	1,939	146,646
Humana, Inc., Class A	1,300	229,957
Laboratory Corp. of America Holdings (A)	400	54,992
McKesson Corp.	1,000	166,750
Medipal Holdings Corp.	900	15,470
Miraca Holdings, Inc.	300	14,822
Quest Diagnostics, Inc.	1,900	160,797
Ramsay Health Care, Ltd.	922	55,831
Ryman Healthcare, Ltd.	1,600	11,219

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Sonic Healthcare, Ltd.	3,610	$ 60,812
Suzuken Co., Ltd.	700	22,918
UnitedHealth Group, Inc.	4,300	602,000

		2,915,114

Health Care Technology - 0.1%
Cerner Corp. (A)	3,100	191,425
M3, Inc.	585	19,845

		211,270

Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	22,768
Aristocrat Leisure, Ltd.	3,600	43,561
Carnival Corp.	3,800	185,516
Carnival PLC, Class A	3,300	161,168
Chipotle Mexican Grill, Inc., Class A (A) (B)	136	57,596
Compass Group PLC	7,340	142,230
Crown Resorts, Ltd.	5,758	57,774
Galaxy Entertainment Group, Ltd.	11,400	42,917
Genting Singapore PLC	36,000	19,799
Hilton Worldwide Holdings, Inc.	2,700	61,911
Las Vegas Sands Corp.	2,900	166,866
Marriott International, Inc., Class A	2,780	187,177
McDonald’s Corp.	4,300	496,048
McDonald’s Holdings Co., Japan, Ltd. (B)	400	11,755
MGM China Holdings, Ltd.	10,000	17,353
Oriental Land Co., Ltd. (B)	800	48,392
Paddy Power Betfair PLC	368	41,629
Restaurant Brands International, Inc.	500	22,295
Sands China, Ltd.	10,000	43,384
Shangri-La Asia, Ltd.	8,000	8,767
SJM Holdings, Ltd.	20,000	14,698
Sodexo SA	250	29,769
Starbucks Corp.	6,700	362,738
Tatts Group, Ltd.	8,000	22,348
TUI AG	2,800	39,813
Whitbread PLC	1,300	65,984
Wynn Macau, Ltd. (B)	9,161	15,165
Wynn Resorts, Ltd.	625	60,888
Yum! Brands, Inc.	1,700	154,377

		2,604,686

Household Durables - 0.2%
Electrolux AB, Series B	977	24,497
Garmin, Ltd.	800	38,488
Husqvarna AB, Class B	4,500	39,263
Iida Group Holdings Co., Ltd.	1,600	31,935
Newell Brands, Inc.	1,700	89,522
Nikon Corp. (B)	1,200	17,798
Panasonic Corp.	9,500	93,871
Rinnai Corp.	200	18,441
Sekisui Chemical Co., Ltd.	3,000	42,749
Sekisui House, Ltd.	3,000	50,619
Sony Corp.	5,800	188,348
Techtronic Industries Co., Ltd.	5,000	19,532

		655,063

Household Products - 0.5%
Church & Dwight Co., Inc.	1,800	86,256
Clorox Co.	600	75,108
Colgate-Palmolive Co.	3,400	252,076
Henkel AG & Co. KGaA	564	65,638
Kimberly-Clark Corp.	1,400	176,596
Procter & Gamble Co.	11,600	1,041,100
Reckitt Benckiser Group PLC, Class A	2,937	276,563

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Svenska Cellulosa AB SCA, Class B	2,423	$ 71,966
Unicharm Corp. (B)	1,500	38,585

		2,083,888

Independent Power & Renewable Electricity Producers - 0.0% (G)
AES Corp.	3,000	38,550
Calpine Corp. (A)	6,500	82,160
Electric Power Development Co., Ltd. (B)	500	11,923
Meridian Energy, Ltd.	7,600	14,388

		147,021

Industrial Conglomerates - 0.8%
3M Co.	2,400	422,952
CK Hutchison Holdings, Ltd.	12,156	154,528
DCC PLC	500	45,527
General Electric Co.	42,205	1,250,112
Honeywell International, Inc.	3,300	384,747
Jardine Matheson Holdings, Ltd.	1,100	66,671
Keppel Corp., Ltd.	5,200	20,553
Koninklijke Philips NV	3,632	107,631
NWS Holdings, Ltd.	12,000	20,020
Roper Technologies, Inc.	400	72,988
Seibu Holdings, Inc. (B)	1,300	21,307
Sembcorp Industries, Ltd. (B)	8,000	15,194
Siemens AG, Class A	3,519	411,909
Smiths Group PLC	3,680	69,830
Toshiba Corp. (A) (B)	15,000	49,554

		3,113,523

Insurance - 1.4%
Aflac, Inc.	1,200	86,244
Ageas	901	32,859
AIA Group, Ltd.	54,600	362,878
Allianz SE, Class A	1,904	282,543
Allstate Corp.	1,200	83,016
American International Group, Inc.	5,920	351,293
Aon PLC	2,300	258,727
Arch Capital Group, Ltd. (A)	300	23,778
Assicurazioni Generali SpA	4,281	52,226
Aviva PLC	17,697	101,042
Chubb, Ltd.	1,821	228,809
CNP Assurances	3,701	62,176
Dai-ichi Life Insurance Co., Ltd.	4,700	63,567
Direct Line Insurance Group PLC	8,500	40,191
Everest RE Group, Ltd.	100	18,997
Fairfax Financial Holdings, Ltd.	100	58,594
Gjensidige Forsikring ASA, Class A	1,640	30,607
Great-West Lifeco, Inc.	2,700	66,453
Hannover Rueck SE	1,000	107,100
Hartford Financial Services Group, Inc.	1,800	77,076
Insurance Australia Group, Ltd.	7,001	29,309
Intact Financial Corp.	700	50,603
Japan Post Holdings Co., Ltd.	2,100	26,156
Legal & General Group PLC	25,762	73,027
Lincoln National Corp.	400	18,792
Loews Corp.	2,700	111,105
Manulife Financial Corp.	7,900	111,459
Mapfre SA	14,080	39,384
Marsh & McLennan Cos., Inc.	3,900	262,275
Medibank Pvt, Ltd.	15,900	30,179
MetLife, Inc.	4,000	177,720
MS&AD Insurance Group Holdings, Inc.	2,100	57,768
Muenchener Rueckversicherungs-Gesellschaft AG	631	117,666
NN Group NV	2,600	79,881
Old Mutual PLC	21,089	55,325

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Poste Italiane SpA (H)	3,200	$ 21,946
Power Corp. of Canada	2,000	42,364
Power Financial Corp. (B)	3,100	71,832
Principal Financial Group, Inc.	1,400	72,114
Progressive Corp.	5,200	163,800
Prudential Financial, Inc.	2,000	163,300
Prudential PLC	11,309	200,304
QBE Insurance Group, Ltd.	5,037	35,814
RenaissanceRe Holdings, Ltd.	200	24,032
RSA Insurance Group PLC	13,480	95,398
Sampo Oyj, Class A	2,111	93,907
SCOR SE	874	27,167
Sompo Japan Nipponkoa Holdings, Inc.	1,700	49,715
Sony Financial Holdings, Inc.	2,620	35,681
Standard Life PLC	14,442	64,375
Sun Life Financial, Inc.	2,500	81,348
Suncorp Group, Ltd.	5,451	50,522
Swiss Life Holding AG (A)	300	77,663
Swiss Re AG	1,463	131,994
T&D Holdings, Inc.	2,450	27,289
Tokio Marine Holdings, Inc.	3,100	117,207
Travelers Cos., Inc.	1,600	183,280
Tryg A/S	1,460	29,297
UnipolSai SpA	13,078	21,273
Willis Towers Watson PLC	1,477	196,101
XL Group, Ltd.	2,500	84,075
Zurich Insurance Group AG (A)	509	130,983

		5,921,606

Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (A)	1,800	1,507,158
Liberty Interactive Corp QVC Group, Series A (A)	2,000	40,020
Netflix, Inc. (A)	1,400	137,970
Priceline Group, Inc. (A)	200	294,298
Rakuten, Inc.	4,123	53,304

		2,032,750

Internet Software & Services - 1.0%
Alphabet, Inc., Class A (A)	1,300	1,045,278
Alphabet, Inc., Class C (A)	1,403	1,090,538
eBay, Inc. (A)	4,200	138,180
Facebook, Inc., Class A (A)	10,245	1,314,126
LinkedIn Corp., Class A (A)	532	101,676
Twitter, Inc. (A)	4,828	111,285
Yahoo Japan Corp.	4,100	16,254
Yahoo!, Inc. (A)	4,200	181,020

		3,998,357

IT Services - 0.9%
Accenture PLC, Class A	2,300	280,991
Amadeus IT Group SA, Class A	2,207	110,252
Atos SE	313	33,726
Automatic Data Processing, Inc.	2,100	185,220
Capgemini SA	792	77,563
CGI Group, Inc., Class A (A)	1,300	61,921
Cognizant Technology Solutions Corp., Class A (A)	3,200	152,672
Computershare, Ltd.	3,870	30,567
Fidelity National Information Services, Inc.	1,100	84,733
Fiserv, Inc. (A)	1,000	99,470
FleetCor Technologies, Inc. (A)	400	69,492
Fujitsu, Ltd.	7,000	37,276
International Business Machines Corp.	4,600	730,710
MasterCard, Inc., Class A	4,000	407,080
Nomura Research Institute, Ltd.	1,600	54,751

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
NTT Data Corp.	1,211	$ 60,069
Paychex, Inc.	3,700	214,119
PayPal Holdings, Inc. (A)	4,200	172,074
Visa, Inc., Class A	8,800	727,760
Western Union Co.	2,100	43,722
Xerox Corp.	4,800	48,624

		3,682,792

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,400	42,453
Mattel, Inc.	2,600	78,728
Sankyo Co., Ltd.	300	10,177
Sega Sammy Holdings, Inc.	2,200	31,133
Shimano, Inc.	300	44,140
Yamaha Corp.	700	22,435

		229,066

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	131,852
Illumina, Inc. (A)	700	127,162
Lonza Group AG (A)	500	95,522
QIAGEN NV (A)	1,900	52,303
Thermo Fisher Scientific, Inc.	1,500	238,590

		645,429

Machinery - 0.8%
Alstom SA (A)	1,929	51,021
Amada Holdings Co., Ltd. (B)	3,000	30,886
Andritz AG	400	21,773
Atlas Copco AB, A Shares	3,127	94,151
Atlas Copco AB, B Shares	1,598	43,662
Caterpillar, Inc.	2,300	204,171
CNH Industrial NV	3,146	22,512
Cummins, Inc.	1,300	166,595
Deere & Co.	1,600	136,560
Dover Corp.	1,300	95,732
FANUC Corp.	900	150,969
Fortive Corp.	1,050	53,445
GEA Group AG	1,022	56,726
Hino Motors, Ltd. (B)	2,000	21,123
Hitachi Construction Machinery Co., Ltd. (B)	200	3,943
Hoshizaki Corp.	300	27,158
IHI Corp. (B)	5,000	14,299
Illinois Tool Works, Inc., Class A	1,800	215,712
Ingersoll-Rand PLC	2,700	183,438
JTEKT Corp.	1,200	17,774
Kawasaki Heavy Industries, Ltd. (B)	7,000	21,399
Komatsu, Ltd.	4,000	90,528
Kone OYJ, Class B (B)	1,488	75,504
Kubota Corp.	5,000	74,627
Kurita Water Industries, Ltd. (B)	500	11,784
Makita Corp.	300	21,182
MAN SE	621	65,463
Metso OYJ	1,055	30,778
Mitsubishi Heavy Industries, Ltd.	11,000	45,462
Nabtesco Corp.	600	16,834
NGK Insulators, Ltd.	1,400	28,703
NSK, Ltd. (B)	2,000	20,236
PACCAR, Inc.	2,800	164,584
Parker-Hannifin Corp.	1,400	175,742
Pentair PLC	263	16,895
Sandvik AB (B)	3,623	39,846
Schindler Holding AG	200	37,797
Sembcorp Marine, Ltd. (B)	9,000	8,613
SKF AB, Class B	2,461	42,485
SMC Corp.	300	85,469

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	1,700	$ 209,066
Sumitomo Heavy Industries, Ltd.	4,000	19,486
THK Co., Ltd.	1,000	19,447
Volvo AB, Class B	7,096	80,979
Wartsila OYJ Abp	587	26,422
Weir Group PLC	2,900	63,900
Yangzijiang Shipbuilding Holdings, Ltd.	30,000	16,499

		3,121,380

Marine - 0.0% (G)
A.P. Moller - Maersk A/S, Class A	5	7,016
A.P. Moller - Maersk A/S, Class B	30	43,996
Keuhne & Nagel International AG	443	64,295
Mitsui O.S.K. Lines, Ltd. (B)	7,000	16,084
Nippon Yusen KK	11,000	20,394

		151,785

Media - 1.0%
Altice NV, Class A (A) (B)	1,200	21,528
Altice NV, Class B (A)	400	7,203
Axel Springer SE	700	35,842
CBS Corp., Class B	1,500	82,110
Charter Communications, Inc., Class A (A)	863	232,984
Comcast Corp., Class A	10,400	689,936
Dentsu, Inc.	1,300	65,510
Discovery Communications, Inc., Class C (A)	2,000	52,620
Discovery Communications, Inc., Series A (A) (B)	2,000	53,840
DISH Network Corp., Class A (A)	3,200	175,296
Eutelsat Communications SA	1,278	26,459
ITV PLC	17,100	41,491
JCDecaux SA	1,315	42,514
Lagardere SCA	1,800	45,829
Liberty Global PLC, Class A (A)	2,200	75,196
Liberty Global PLC, Series C (A)	2,200	72,688
Liberty Global PLC LiLAC, Class C (A)	274	7,686
Liberty SiriusXM Group, Class A (A)	600	20,388
Liberty SiriusXM Group, Class C (A)	1,200	40,092
News Corp., Class A	1,524	21,305
Omnicom Group, Inc.	2,300	195,500
Pearson PLC	7,530	73,493
Publicis Groupe SA	701	53,012
RTL Group SA (A)	800	66,439
Schibsted ASA, B Shares	600	16,068
Scripps Networks Interactive, Inc., Class A	900	57,141
SES SA	1,972	48,370
Shaw Communications, Inc., Class B (B)	2,200	45,025
Singapore Press Holdings, Ltd. (B)	7,000	19,557
Sirius XM Holdings, Inc. (A) (B)	37,874	157,935
Sky PLC	4,495	52,086
Telenet Group Holding NV (A)	200	10,431
Time Warner, Inc.	3,500	278,635
Toho Co., Ltd.	1,100	36,231
Twenty-First Century Fox, Inc., Class A	6,100	147,742
Twenty-First Century Fox, Inc., Class B	5,900	145,966
Viacom, Inc., Class B	3,700	140,970
Vivendi SA	5,666	114,250
Walt Disney Co.	7,200	668,592
WPP PLC, Class A	5,810	136,606

		4,274,566

Metals & Mining - 0.6%
Agnico Eagle Mines, Ltd.	600	32,448
Alcoa, Inc.	12,400	125,736
Anglo American PLC (A)	4,851	60,839
Antofagasta PLC, Class A	5,815	39,494

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
ArcelorMittal (A)	4,057	$ 24,829
Barrick Gold Corp.	4,200	74,367
BHP Billiton PLC	7,679	115,705
BHP Billiton, Ltd.	13,601	232,965
Boliden AB	1,192	28,012
Eldorado Gold Corp., Class A (A)	5,200	20,452
First Quantum Minerals, Ltd.	3,948	32,681
Fortescue Metals Group, Ltd. (B)	24,092	91,272
Franco-Nevada Corp.	1,100	76,852
Freeport-McMoRan, Inc.	3,400	36,924
Fresnillo PLC	4,101	96,423
Glencore PLC (A)	40,302	110,822
Goldcorp, Inc.	2,900	47,856
Hitachi Metals, Ltd.	1,400	17,009
JFE Holdings, Inc.	2,100	30,256
Kinross Gold Corp. (A)	6,433	27,116
Kobe Steel, Ltd. (A) (B)	900	8,050
Mitsubishi Materials Corp. (B)	400	10,808
Newcrest Mining, Ltd.	3,252	55,229
Newmont Mining Corp.	6,400	251,456
Nippon Steel & Sumitomo Metal Corp. (B)	3,100	62,868
Norsk Hydro ASA	5,754	24,795
Nucor Corp.	1,000	49,450
Randgold Resources, Ltd.	700	70,634
Rio Tinto PLC	4,842	161,574
Rio Tinto, Ltd. (B)	1,626	64,227
Silver Wheaton Corp. (B)	1,500	40,520
South32, Ltd.	21,280	39,251
Sumitomo Metal Mining Co., Ltd. (B)	2,000	27,346
Teck Resources, Ltd., Class B	2,100	37,856
ThyssenKrupp AG	2,686	64,027
Turquoise Hill Resources, Ltd. (A)	16,445	48,635
voestalpine AG	563	19,479
Yamana Gold, Inc. (B)	3,200	13,781

		2,372,044

Mortgage Real Estate Investment Trusts - 0.0% (G)
American Capital Agency Corp.	1,500	29,310
Annaly Capital Management, Inc.	7,800	81,900

		111,210

Multi-Utilities - 0.4%
AGL Energy, Ltd.	3,330	48,551
Ameren Corp.	1,100	54,098
Canadian Utilities, Ltd., Class A	600	16,931
CenterPoint Energy, Inc.	1,900	44,137
Centrica PLC	21,915	64,820
CMS Energy Corp.	3,100	130,231
Consolidated Edison, Inc.	1,600	120,480
Dominion Resources, Inc.	2,400	178,248
DTE Energy Co.	700	65,569
E.ON SE	8,854	62,800
Engie SA	5,410	83,806
National Grid PLC, Class B	16,593	234,857
Public Service Enterprise Group, Inc.	2,800	117,236
RWE AG (A)	1,736	29,905
SCANA Corp.	1,500	108,555
Sempra Energy	1,090	116,837
Suez	1,600	26,412
Veolia Environnement SA	2,882	66,369
WEC Energy Group, Inc.	1,300	77,844

		1,647,686

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	800	80,113
Dollar General Corp.	2,500	174,975

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Dollar Tree, Inc. (A)	973	$ 76,799
Don Quijote Holdings Co., Ltd.	800	29,071
Isetan Mitsukoshi Holdings, Ltd. (B)	1,200	11,703
Kohl’s Corp.	800	35,000
Macy’s, Inc.	3,200	118,560
Marks & Spencer Group PLC	13,300	57,078
Next PLC	1,400	86,666
Nordstrom, Inc.	700	36,316
Ryohin Keikaku Co., Ltd.	95	19,046
Target Corp.	2,300	157,964

		883,291

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp., Class A	1,800	114,048
Apache Corp.	3,400	217,158
ARC Resources, Ltd. (B)	3,200	57,880
BP PLC	80,568	469,927
Caltex Australia, Ltd.	1,100	28,835
Cameco Corp., Class A (B)	2,400	20,507
Canadian Natural Resources, Ltd. (B)	4,700	150,248
Cenovus Energy, Inc.	2,700	38,752
Chevron Corp.	8,300	854,236
Concho Resources, Inc. (A)	401	55,077
ConocoPhillips	5,300	230,391
Continental Resources, Inc., Class B (A) (B)	2,964	154,010
Crescent Point Energy Corp. (B)	4,600	60,658
Devon Energy Corp., Class A	2,000	88,220
Enbridge, Inc. (B)	4,200	184,589
EnCana Corp.	3,100	32,395
Eni SpA, Class B	10,808	155,650
EOG Resources, Inc.	2,200	212,762
EQT Corp.	600	43,572
Exxon Mobil Corp.	19,815	1,729,453
Galp Energia SGPS SA, Class B	2,135	29,176
Hess Corp.	1,400	75,068
Husky Energy, Inc.	2,757	33,770
Idemitsu Kosan Co., Ltd. (B)	400	8,205
Imperial Oil, Ltd. (B)	1,300	40,666
Inpex Corp. (B)	3,200	28,691
Inter Pipeline, Ltd.	2,000	42,227
JX Holdings, Inc. (B)	8,000	32,117
Keyera Corp. (B)	600	19,400
Kinder Morgan, Inc.	8,156	188,648
Koninklijke Vopak NV	738	38,732
Lundin Petroleum AB (A)	1,096	20,045
Marathon Oil Corp.	1,600	25,296
Marathon Petroleum Corp.	2,000	81,180
Murphy Oil Corp. (B)	700	21,280
Neste OYJ	697	29,706
Noble Energy, Inc.	2,600	92,924
Occidental Petroleum Corp.	2,900	211,468
Oil Search, Ltd.	8,200	44,496
OMV AG	597	17,182
ONEOK, Inc.	2,500	128,475
Origin Energy, Ltd.	8,100	33,600
Pembina Pipeline Corp. (B)	1,000	30,474
Phillips 66	2,500	201,375
Pioneer Natural Resources Co.	1,200	222,780
PrairieSky Royalty, Ltd. (B)	94	1,917
Range Resources Corp.	600	23,250
Repsol SA, Class A	5,028	68,202
Royal Dutch Shell PLC, Class A	19,681	488,252
Royal Dutch Shell PLC, Class B	17,628	456,285
Santos, Ltd.	9,852	27,220
Seven Generations Energy, Ltd., Class A (A)	1,500	36,107
Showa Shell Sekiyu KK	200	1,844

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (A)	1,200	$ 16,608
Spectra Energy Corp.	4,600	196,650
Statoil ASA	5,635	94,380
Suncor Energy, Inc.	7,600	210,978
TonenGeneral Sekiyu KK	3,000	30,176
TOTAL SA	10,076	477,317
Tourmaline Oil Corp. (A)	1,724	46,702
TransCanada Corp. (B)	3,200	151,981
Valero Energy Corp.	1,600	84,800
Vermilion Energy, Inc. (B)	500	19,368
Williams Cos., Inc.	3,000	92,190
Woodside Petroleum, Ltd.	3,250	71,189

		9,190,765

Paper & Forest Products - 0.0% (G)
Mondi PLC	2,100	44,177
OJI Holdings Corp.	3,000	11,774
Stora Enso OYJ, Class R	2,963	26,312
UPM-Kymmene OYJ	1,888	39,872

		122,135

Personal Products - 0.3%
Beiersdorf AG	486	45,832
Coty, Inc., Class A (A)	2,253	52,946
Estee Lauder Cos., Inc., Class A	1,900	168,264
Kao Corp.	2,200	123,467
Kose Corp.	300	30,413
L’Oreal SA	1,086	205,075
Shiseido Co., Ltd.	1,600	42,041
Unilever NV, CVA	6,902	318,469
Unilever PLC	5,838	276,533

		1,263,040

Pharmaceuticals - 2.3%
Allergan PLC (A)	2,068	476,281
Astellas Pharma, Inc.	9,500	147,411
AstraZeneca PLC	5,530	358,672
Bayer AG	3,529	354,527
Bristol-Myers Squibb Co.	7,300	393,616
Chugai Pharmaceutical Co., Ltd.	700	25,092
Daiichi Sankyo Co., Ltd. (B)	2,400	57,157
Eisai Co., Ltd. (B)	900	55,799
Eli Lilly & Co.	3,800	304,988
GlaxoSmithKline PLC	21,269	452,939
Hisamitsu Pharmaceutical Co., Inc. (B)	300	16,064
Johnson & Johnson	12,294	1,452,290
Kyowa Hakko Kirin Co., Ltd.	3,300	51,613
Merck & Co., Inc.	12,900	805,089
Merck KGaA	642	69,169
Mitsubishi Tanabe Pharma Corp. (B)	2,000	42,503
Mylan NV (A)	1,800	68,616
Novartis AG	9,728	765,022
Novo Nordisk A/S, Class B	8,630	358,591
Ono Pharmaceutical Co., Ltd.	2,000	55,352
Orion OYJ, Class B	552	21,759
Otsuka Holdings Co., Ltd.	1,800	81,458
Perrigo Co. PLC	588	54,290
Pfizer, Inc.	27,000	914,490
Roche Holding AG	3,125	775,219
Sanofi	5,364	407,575
Santen Pharmaceutical Co., Ltd.	2,500	36,561
Shionogi & Co., Ltd.	1,400	71,129
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,000	38,400
Taisho Pharmaceutical Holdings Co., Ltd. (B)	201	20,456
Takeda Pharmaceutical Co., Ltd. (B)	3,300	156,954

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd.	4,198	$ 194,850
UCB SA	705	54,511
Valeant Pharmaceuticals International, Inc. (A)	1,400	34,350
Zoetis, Inc., Class A	2,080	108,181

		9,280,974

Professional Services - 0.2%
Adecco Group AG	1,094	61,597
Bureau Veritas SA	2,084	44,703
Capita PLC	4,652	40,399
Experian PLC	3,140	62,839
Intertek Group PLC	1,100	49,745
Nielsen Holdings PLC	2,790	149,460
Randstad Holding NV	1,500	68,328
Recruit Holdings Co., Ltd.	900	36,477
RELX NV	5,546	99,650
RELX PLC	6,093	115,540
SGS SA	28	62,687
Verisk Analytics, Inc., Class A (A)	800	65,024
Wolters Kluwer NV	700	29,956

		886,405

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A	600	9,396
Azrieli Group, Ltd.	400	17,525
CapitaLand, Ltd.	11,000	25,812
Cheung Kong Property Holdings, Ltd.	12,156	88,705
City Developments, Ltd.	2,362	15,710
Daito Trust Construction Co., Ltd.	300	47,853
Daiwa House Industry Co., Ltd.	3,000	81,520
Deutsche Wohnen AG	1,600	58,154
Global Logistic Properties, Ltd., Class L	13,000	17,826
Hang Lung Properties, Ltd.	13,000	29,230
Henderson Land Development Co., Ltd.	532	3,155
Hongkong Land Holdings, Ltd.	5,000	35,500
Hulic Co., Ltd.	1,700	17,184
Hysan Development Co., Ltd.	4,389	20,569
Kerry Properties, Ltd.	6,000	19,648
LendLease Group	4,700	50,504
Mitsubishi Estate Co., Ltd.	5,200	96,816
Mitsui Fudosan Co., Ltd.	4,200	88,448
New World Development Co., Ltd.	24,000	31,190
Nomura Real Estate Holdings, Inc.	700	11,707
Sino Land Co., Ltd.	15,200	26,887
Sumitomo Realty & Development Co., Ltd.	1,900	48,669
Sun Hung Kai Properties, Ltd.	7,000	105,680
Swire Pacific, Ltd., Class A	2,500	26,929
Swire Properties, Ltd.	8,000	23,413
Tokyu Fudosan Holdings Corp.	4,000	21,498
UOL Group, Ltd.	4,000	16,455
Vonovia SE	2,080	78,754
Wharf Holdings, Ltd.	6,000	43,667
Wheelock & Co., Ltd.	4,000	23,593

		1,181,997

Road & Rail - 0.4%
Canadian National Railway Co.	3,600	235,326
Canadian Pacific Railway, Ltd. (B)	700	106,813
Central Japan Railway Co.	618	104,884
ComfortDelGro Corp., Ltd.	7,000	14,424
CSX Corp.	4,400	134,200
DSV A/S	915	45,557
East Japan Railway Co.	1,400	125,359
Hankyu Hanshin Holdings, Inc.	1,100	37,641
Kansas City Southern	500	46,660

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Keikyu Corp. (B)	3,000	$ 31,123
Keio Corp. (B)	2,000	17,356
Keisei Electric Railway Co., Ltd. (B)	800	19,825
Kintetsu Group Holdings Co., Ltd.	7,000	29,200
MTR Corp., Ltd.	4,000	22,020
Nippon Express Co., Ltd.	7,000	32,444
Norfolk Southern Corp.	800	77,648
Odakyu Electric Railway Co., Ltd. (B)	1,000	22,090
Tobu Railway Co., Ltd.	4,000	20,236
Tokyu Corp.	3,000	22,721
Union Pacific Corp.	3,400	331,602
West Japan Railway Co.	720	44,291

		1,521,420

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc., Class A	3,100	199,795
Applied Materials, Inc., Class A	9,700	292,455
ASM Pacific Technology, Ltd.	1,178	9,705
ASML Holding NV	1,528	167,683
Broadcom, Ltd.	1,750	301,910
Infineon Technologies AG	7,649	136,449
Intel Corp.	21,300	804,075
KLA-Tencor Corp.	700	48,797
Marvell Technology Group, Ltd.	2,500	33,175
Maxim Integrated Products, Inc., Class A	1,300	51,909
Micron Technology, Inc. (A)	4,600	81,788
NVIDIA Corp.	4,100	280,932
NXP Semiconductors NV (A)	1,500	153,015
QUALCOMM, Inc.	7,300	500,050
ROHM Co., Ltd.	900	46,861
Skyworks Solutions, Inc.	1,300	98,982
STMicroelectronics NV, Class B (B)	4,800	39,179
Texas Instruments, Inc.	4,200	294,756
Tokyo Electron, Ltd.	600	52,524
Xilinx, Inc.	1,100	59,774

		3,653,814

Software - 1.3%
Activision Blizzard, Inc.	3,600	159,480
Adobe Systems, Inc. (A)	2,100	227,934
Autodesk, Inc. (A)	900	65,097
CA, Inc.	1,500	49,620
Citrix Systems, Inc. (A)	1,300	110,786
Constellation Software, Inc.	100	45,080
Dassault Systemes	484	41,990
Dell Technologies, Inc. - VMware, Inc., Class V (A)	824	39,387
Electronic Arts, Inc. (A)	1,100	93,940
Gemalto NV	600	38,473
GungHo Online Entertainment, Inc. (B)	10,000	24,358
Intuit, Inc.	2,300	253,023
Konami Holdings Corp. (B)	1,200	46,092
Microsoft Corp.	33,800	1,946,880
Nexon Co., Ltd.	2,400	37,276
Nice, Ltd.	271	18,045
Nintendo Co., Ltd.	500	131,182
Open Text Corp.	600	38,864
Oracle Corp.	700	39,278
Oracle Corp.	14,433	566,928
Red Hat, Inc. (A)	600	48,498
Sage Group PLC	7,890	75,472
salesforce.com, Inc. (A)	3,600	256,788
SAP SE	4,435	403,148
Symantec Corp.	6,900	173,190
Trend Micro, Inc.	400	13,846

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A (A)	2,623	$ 192,397
Workday, Inc., Class A (A)	900	82,521

		5,219,573

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	27,060
AutoZone, Inc. (A)	300	230,502
Bed Bath & Beyond, Inc.	1,800	77,598
Fast Retailing Co., Ltd.	200	63,685
Gap, Inc., Class A (B)	4,000	88,960
Hennes & Mauritz AB, Class B	3,974	112,103
Home Depot, Inc.	6,500	836,420
Industria de Diseno Textil SA	4,660	172,749
Kingfisher PLC	10,833	52,921
L Brands, Inc.	2,400	169,848
Lowe’s Cos., Inc.	4,500	324,945
Nitori Holdings Co., Ltd.	450	53,474
O’Reilly Automotive, Inc. (A)	400	112,044
Ross Stores, Inc.	4,200	270,060
Shimamura Co., Ltd.	300	36,270
Staples, Inc.	2,500	21,375
Tiffany & Co. (B)	500	36,315
TJX Cos., Inc.	2,700	201,906
USS Co., Ltd. (B)	2,700	45,211
Yamada Denki Co., Ltd. (B)	7,200	35,501

		2,968,947

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	25,158	2,844,112
Blackberry, Ltd. (A)	1,700	13,554
Brother Industries, Ltd. (B)	2,200	38,205
Canon, Inc.	4,800	138,384
FUJIFILM Holdings Corp.	1,700	62,330
Hewlett Packard Enterprise Co.	7,200	163,800
HP, Inc.	7,200	111,816
Konica Minolta, Inc. (B)	1,500	12,573
NEC Corp.	7,000	17,879
NetApp, Inc.	3,400	121,788
Ricoh Co., Ltd. (B)	2,000	17,948
Seagate Technology PLC	2,800	107,940
Seiko Epson Corp.	1,600	30,483
Western Digital Corp.	1,138	66,539

		3,747,351

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	160,367
Christian Dior SE	182	32,620
Cie Financiere Richemont SA (B)	1,908	116,267
Coach, Inc., Class A	2,400	87,744
Gildan Activewear, Inc., Class A	1,200	33,514
Hermes International	67	27,265
HUGO BOSS AG, Class A	400	22,119
Kering	240	48,407
Li & Fung, Ltd. (B)	20,000	10,237
lululemon athletica, Inc. (A)	234	14,269
Luxottica Group SpA	871	41,603
LVMH Moet Hennessy Louis Vuitton SE	1,261	215,031
Michael Kors Holdings, Ltd. (A)	830	38,836
NIKE, Inc., Class B	5,200	273,780
Pandora A/S	500	60,426
Ralph Lauren Corp., Class A	700	70,798
Swatch Group AG (B)	168	47,503
Swatch Group AG	878	48,803
VF Corp.	2,800	156,940

		1,506,529

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.6%
Altria Group, Inc.	8,700	$ 550,101
British American Tobacco PLC	8,243	526,729
Imperial Brands PLC	3,581	184,431
Japan Tobacco, Inc.	4,678	190,017
Philip Morris International, Inc.	7,200	699,984
Reynolds American, Inc., Class A	3,820	180,113
Swedish Match AB	871	31,961

		2,363,336

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,800	46,127
Brenntag AG	900	49,141
Bunzl PLC	2,400	70,925
Fastenal Co. (B)	2,700	112,806
Finning International, Inc.	1,900	35,337
ITOCHU Corp. (B)	6,000	74,671
Marubeni Corp.	6,400	32,535
Mitsubishi Corp. (B)	6,900	155,481
Mitsui & Co., Ltd. (B)	7,400	101,471
Noble Group, Ltd. (A)	31,000	3,455
Rexel SA	1,700	26,058
Sumitomo Corp. (B)	4,100	45,405
Toyota Tsusho Corp. (B)	1,900	43,675
Wolseley PLC	1,230	69,430
WW Grainger, Inc.	600	134,904

		1,001,421

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	37,632
Aena SA (H)	300	44,249
Aeroports de Paris, Class A	224	22,214
Atlantia SpA	2,254	57,198
Auckland International Airport, Ltd.	4,656	24,918
Hutchison Port Holdings Trust	36,000	16,020
Kamigumi Co., Ltd.	2,000	17,317
Sydney Airport	2,536	13,528
Transurban Group	11,542	100,439

		333,515

Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	82,324
Severn Trent PLC	1,500	48,703
United Utilities Group PLC	8,508	110,607

		241,634

Wireless Telecommunication Services - 0.3%
KDDI Corp.	8,554	262,765
Millicom International Cellular SA, Class B, SDR (B)	429	22,253
NTT DOCOMO, Inc.	6,500	164,223
Rogers Communications, Inc., Class B	1,700	72,123
SoftBank Group Corp.	4,400	282,992
Sprint Corp. (A) (D)	15,500	102,765
StarHub, Ltd. (B)	5,000	12,576
T-Mobile US, Inc. (A)	1,900	88,768
Tele2 AB, Class B	1,910	16,487
Vodafone Group PLC	113,942	327,493

		1,352,445

Total Common Stocks (Cost $115,403,941)		152,405,718

	Shares	Value
PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE
2.11% (I)	698	$ 35,625
Volkswagen AG
0.14% (I)	699	91,832

		127,457

Household Products - 0.0% (G)
Henkel AG & Co. KGaA
1.24% (I)	744	101,129

Total Preferred Stocks (Cost $215,457)		228,586

EXCHANGE-TRADED FUND - 1.5%
International Equity Fund - 1.5%
iShares Core MSCI Emerging Markets ETF (B)	134,745	6,145,720

Total Exchange-Traded Fund (Cost $6,027,560)		6,145,720

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 700,000	705,594
American Express Credit Account Master Trust
Series 2014-4, Class A,
1.43%, 06/15/2020	700,000	703,082
Mercedes-Benz Auto Lease Trust
Series 2016-A, Class A3,
1.52%, 03/15/2019	470,000	472,084
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	280,000	284,152

Total Asset-Backed Securities (Cost $2,151,839)		2,164,912

CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	198,178
Raytheon Co.
2.50%, 12/15/2022	170,000	176,649
United Technologies Corp.
4.50%, 06/01/2042	220,000	254,808

		629,635

Air Freight & Logistics - 0.0% (G)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	176,557

Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043 (B)	1,960,000	2,030,560

Banks - 2.1%
Bank of America Corp.
4.10%, 07/24/2023	355,000	383,784
4.13%, 01/22/2024, MTN	825,000	894,709
5.63%, 07/01/2020, MTN	205,000	230,125
5.65%, 05/01/2018, MTN	90,000	95,469

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
5.14%, 10/14/2020	$ 110,000	$ 119,111
Barclays PLC
3.65%, 03/16/2025	525,000	517,972
BB&T Corp.
1.45%, 01/12/2018, MTN	160,000	160,402
BNP Paribas SA
5.00%, 01/15/2021	85,000	95,106
Citigroup, Inc.
3.50%, 05/15/2023	385,000	395,526
3.75%, 06/16/2024	490,000	521,062
3.88%, 10/25/2023	848,000	909,625
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	271,394
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	178,290
HSBC Holdings PLC
2.95%, 05/25/2021	510,000	517,275
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	400,700
3.63%, 05/13/2024	480,000	510,480
4.40%, 07/22/2020	540,000	588,351
4.63%, 05/10/2021	53,000	58,694
KFW
4.50%, 07/16/2018 (B)	310,000	329,289
Mellon Capital IV
4.00% (J), 10/31/2016 (B) (K)	115,000	98,612
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	306,879
PNC Bank NA
4.20%, 11/01/2025	550,000	616,544
PNC Financial Services Group, Inc.
5.63%, 02/01/2017	95,000	96,367
Royal Bank of Canada
1.50%, 01/16/2018, MTN	155,000	155,392
Wells Fargo & Co.
3.45%, 02/13/2023	175,000	180,458
5.63%, 12/11/2017	85,000	89,191
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	54,810

		8,775,617

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	575,000	617,550
3.70%, 02/01/2024	470,000	507,925
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	121,129
5.38%, 01/15/2020	50,000	55,855
Coca-Cola Co.
3.30%, 09/01/2021	140,000	151,017
Diageo Capital PLC
4.83%, 07/15/2020	445,000	497,301
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	190,513

		2,141,290

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	228,920
Amgen, Inc.
4.66%, 06/15/2051 (H)	168,000	179,558
5.70%, 02/01/2019	85,000	93,088

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Celgene Corp.
3.88%, 08/15/2025	$ 490,000	$ 523,912

		1,025,478

Capital Markets - 1.0%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	155,320
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	520,000	516,642
4.88%, 05/15/2045	495,000	522,849
Deutsche Bank AG
6.00%, 09/01/2017	90,000	91,517
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	390,922
4.00%, 03/03/2024	842,000	904,132
6.00%, 06/15/2020, MTN	50,000	56,868
6.13%, 02/15/2033	95,000	119,708
Morgan Stanley
3.88%, 04/29/2024	565,000	604,261
4.88%, 11/01/2022	345,000	380,522
5.50%, 07/24/2020, MTN	200,000	224,127

		3,966,868

Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	54,232
4.38%, 11/15/2042	510,000	519,178
8.55%, 05/15/2019	80,000	93,828
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	383,344
Ecolab, Inc.
5.50%, 12/08/2041	130,000	162,212
Lubrizol Corp.
8.88%, 02/01/2019	15,000	17,533
LYB International Finance BV
4.00%, 07/15/2023	475,000	514,878
Praxair, Inc.
3.55%, 11/07/2042	160,000	164,476

		1,909,681

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	159,694
Republic Services, Inc.
3.80%, 05/15/2018	115,000	119,466

		279,160

Communications Equipment - 0.2%
Cisco Systems, Inc.
3.63%, 03/04/2024	460,000	506,113
5.90%, 02/15/2039	160,000	214,339
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	18,147

		738,599

Construction Materials - 0.0% (G)
CRH America, Inc.
8.13%, 07/15/2018	165,000	182,525

Consumer Finance - 0.1%
American Express Co.
8.13%, 05/20/2019	75,000	87,274
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	96,952
4.75%, 07/15/2021	80,000	89,024

		273,250

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.1%
Bear Stearns Cos. LLC
5.55%, 01/22/2017	$ 90,000	$ 91,179
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (B)	200,000	218,994
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	163,285

		473,458

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.80%, 03/15/2022	380,000	407,014
4.45%, 05/15/2021	361,000	396,960
4.55%, 03/09/2049 (H)	97,000	97,395
4.60%, 02/15/2021	90,000	98,734
5.35%, 09/01/2040	10,000	11,201
5.80%, 02/15/2019	135,000	148,079
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (H)	470,000	547,860
6.00%, 07/08/2019	75,000	83,915
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	82,676
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	709,338
4.60%, 04/01/2021	220,000	244,790
5.15%, 09/15/2023	260,000	302,881
6.55%, 09/15/2043	365,000	493,511

		3,624,354

Electric Utilities - 0.6%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	109,102
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	53,276
Duke Energy Carolinas LLC
4.25%, 12/15/2041	455,000	505,474
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	112,179
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	129,052
Georgia Power Co.
5.40%, 06/01/2018	50,000	53,406
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	189,299
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	109,957
Pacific Gas & Electric Co.
3.50%, 06/15/2025	475,000	514,858
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	180,195
Southern California Edison Co.
5.55%, 01/15/2036	400,000	514,963
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	82,519
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	100,463

		2,654,743

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.0% (G)
Corning, Inc.
4.75%, 03/15/2042	$ 155,000	$ 163,684

Equity Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	99,502
HCP, Inc.
6.00%, 01/30/2017	90,000	91,287
6.70%, 01/30/2018, MTN	25,000	26,672
Welltower, Inc.
4.95%, 01/15/2021	175,000	193,813

		411,274

Food & Staples Retailing - 0.1%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	71,412
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	167,007

		238,419

Food Products - 0.3%
Kraft Heinz Foods Co.
3.50%, 06/06/2022	475,000	504,690
5.38%, 02/10/2020	78,000	87,082
Tyson Foods, Inc.
3.95%, 08/15/2024	470,000	507,279

		1,099,051

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.
4.50%, 03/15/2042	135,000	153,163
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	490,000	505,017

		658,180

Health Care Providers & Services - 0.1%
Anthem, Inc.
7.00%, 02/15/2019	80,000	89,831
Cigna Corp.
4.50%, 03/15/2021	75,000	82,261
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	188,825
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	31,885

		392,802

Hotels, Restaurants & Leisure - 0.0% (G)
McDonald’s Corp.
5.00%, 02/01/2019, MTN	85,000	92,014

Household Durables - 0.1%
Newell Brands, Inc.
3.90%, 11/01/2025	490,000	517,852

Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	126,398
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	92,031

		218,429

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	$ 90,000	$ 100,076
Exelon Generation Co. LLC
4.00%, 10/01/2020 (B)	145,000	154,863

		254,939

Industrial Conglomerates - 0.0% (G)
General Electric Co.
5.63%, 05/01/2018, MTN	140,000	149,787

Insurance - 0.7%
American International Group, Inc.
6.40%, 12/15/2020	70,000	82,096
Aon Corp.
5.00%, 09/30/2020	75,000	83,061
Chubb INA Holdings, Inc.
6.70%, 05/15/2036	355,000	506,860
Guardian Life Insurance Co. of America
7.38%, 09/30/2039 (H)	365,000	515,465
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	479,401
6.30%, 03/15/2018	49,000	52,166
Lincoln National Corp.
8.75%, 07/01/2019	135,000	158,904
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	61,424
MetLife, Inc.
7.72%, 02/15/2019	145,000	165,915
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	90,000	101,030
5.63% (J), 06/15/2043	475,000	512,430
XLIT, Ltd.
5.75%, 10/01/2021	80,000	91,573

		2,810,325

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.80%, 12/05/2024	558,000	618,499

IT Services - 0.3%
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	91,754
International Business Machines Corp.
3.63%, 02/12/2024	470,000	511,758
4.00%, 06/20/2042	92,000	96,528
5.60%, 11/30/2039	5,000	6,427
5.70%, 09/14/2017	100,000	104,357
Xerox Corp.
2.80%, 05/15/2020	359,000	356,963
4.50%, 05/15/2021	80,000	84,460

		1,252,247

Machinery - 0.0% (G)
Caterpillar, Inc.
7.38%, 03/01/2097	55,000	74,353
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	54,965

		129,318

Media - 1.1%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,090
6.15%, 02/15/2041	405,000	513,752
6.55%, 03/15/2033	75,000	96,078
8.00%, 10/17/2016	100,000	100,240

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CBS Corp.
3.50%, 01/15/2025	$ 1,005,000	$ 1,033,537
5.75%, 04/15/2020	55,000	61,952
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	316,468
Comcast Corp.
6.50%, 01/15/2017	85,000	86,295
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	56,092
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	44,932
Time Warner Cable LLC
4.13%, 02/15/2021	455,000	482,960
5.00%, 02/01/2020	145,000	157,180
5.85%, 05/01/2017	100,000	102,497
Time Warner, Inc.
3.55%, 06/01/2024	500,000	531,188
4.70%, 01/15/2021	115,000	127,887
Viacom, Inc.
3.50%, 04/01/2017	60,000	60,536
3.88%, 04/01/2024	505,000	520,487
Walt Disney Co.
5.50%, 03/15/2019, MTN	85,000	93,753
WPP Finance
4.75%, 11/21/2021	16,000	17,947

		4,500,871

Metals & Mining - 0.2%
Barrick Gold Corp.
4.10%, 05/01/2023	490,000	528,425
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	170,691
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	158,054
Rio Tinto Finance USA PLC
4.13%, 08/21/2042	155,000	159,348

		1,016,518

Multi-Utilities - 0.3%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	120,212
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	380,000	504,732
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	109,737
Dominion Resources, Inc.
3.90%, 10/01/2025	475,000	511,049

		1,245,730

Multiline Retail - 0.0% (G)
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	31,828

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	8,000	8,340
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	125,927
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	58,070
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	95,374
Devon Energy Corp.
4.75%, 05/15/2042	140,000	130,513
5.00%, 06/15/2045	580,000	564,244

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
4.65%, 06/01/2021	$ 500,000	$ 531,111
6.13%, 02/15/2017	100,000	101,515
6.70%, 07/01/2018	90,000	96,532
Enterprise Products Operating LLC
3.70%, 02/15/2026	480,000	494,117
5.20%, 09/01/2020	50,000	55,829
Hess Corp.
6.00%, 01/15/2040	50,000	51,094
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	57,794
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	510,000	514,285
5.30%, 09/15/2020	125,000	134,867
5.95%, 02/15/2018	50,000	52,582
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	36,457
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	85,803
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	152,970
Petro-Canada
6.05%, 05/15/2018	90,000	96,167
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	80,694
Shell International Finance BV
4.38%, 03/25/2020	55,000	60,030
Spectra Energy Partners, LP
4.60%, 06/15/2021	470,000	510,264
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020 (B)	130,000	139,241
6.50%, 08/15/2018	50,000	54,367
Valero Energy Corp.
6.13%, 02/01/2020	90,000	101,549
Williams Partners, LP
4.13%, 11/15/2020	505,000	524,871
5.25%, 03/15/2020	90,000	97,432

		5,012,039

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.80%, 03/15/2025	575,000	608,553
AstraZeneca PLC
6.45%, 09/15/2037	100,000	139,446
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	231,507
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	53,450
Johnson & Johnson
3.55%, 05/15/2021	200,000	218,445
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	83,664
Pfizer, Inc.
6.20%, 03/15/2019	100,000	111,369
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (B)	6,000	7,589

		1,454,023

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	195,875
Union Pacific Corp.
4.75%, 09/15/2041	140,000	166,391

		362,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	$ 200,000	$ 247,830

Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021 (B)	200,000	221,129
Oracle Corp.
3.25%, 05/15/2030 (B)	505,000	527,735

		748,864

Specialty Retail - 0.0% (G)
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	153,946

Technology Hardware, Storage & Peripherals - 0.1%
HP, Inc.
4.30%, 06/01/2021	480,000	519,152

Tobacco - 0.4%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	527,291
9.25%, 08/06/2019	118,000	143,349
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	53,471
6.38%, 05/16/2038	105,000	146,773
Reynolds American, Inc.
5.85%, 08/15/2045	440,000	572,048

		1,442,932

Transportation Infrastructure - 0.0% (G)
Ryder System, Inc.
3.50%, 06/01/2017, MTN	60,000	60,900

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	252,553

Total Corporate Debt Securities (Cost $52,548,472)		54,938,047

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Israel - 0.1%
Israel Government International Bond
5.13%, 03/26/2019	310,000	339,088

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/02/2023	850,000	908,225

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	233,256
4.88%, 02/15/2036	285,000	394,197
5.13%, 05/30/2017	85,000	87,379
Inter-American Development Bank
3.88%, 02/14/2020, MTN	635,000	690,194
International Bank for Reconstruction & Development
4.75%, 02/15/2035, MTN	245,000	328,303

		1,733,329

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 0.5%
Ukraine Government AID Bonds
1.47%, 09/29/2021	$ 1,900,000	$ 1,911,493

Total Foreign Government Obligations (Cost $4,672,074)		4,892,135

MORTGAGE-BACKED SECURITIES - 0.8%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4,
5.49%, 02/10/2051	267,865	274,063
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	550,000	603,434
Commercial Mortgage Trust
Series 2007-GG9, Class A4,
5.44%, 03/10/2039	269,543	269,940
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.81%, 11/15/2048	600,000	656,837
Great Wolf Trust
Series 2015-WOLF, Class A,
1.97% (J), 05/15/2034 (H)	860,000	860,528
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class A4,
5.43%, 12/12/2043	264	264
Series 2007-C1, Class A4,
5.72%, 02/15/2051	113,771	116,767
Series 2015-SGP, Class A,
2.22% (J), 07/15/2036 (H)	400,000	402,254

Total Mortgage-Backed Securities (Cost $3,149,569)		3,184,087

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (G)
California - 0.0% (G)
State of California, General Obligation Unlimited
7.60%, 11/01/2040	115,000	187,112

Total Municipal Government Obligation (Cost $118,873)		187,112

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.2%
Federal Home Loan Mortgage Corp.
0.75%, 04/09/2018, MTN	9,313,000	9,304,581
2.38%, 01/13/2022	745,000	784,513
3.50%, TBA (L)	1,935,000	2,038,931
4.00%, 11/01/2025 - 11/01/2045	2,242,241	2,404,155
4.50%, 05/01/2023	30,873	32,935
5.00%, 12/01/2038 - 04/01/2040	851,984	943,866
5.50%, 04/01/2038 - 10/01/2038	349,885	396,440
6.00%, 11/01/2037	30,427	34,901
6.75%, 03/15/2031	245,000	378,590
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	741,921
1.88%, 09/24/2026	1,408,000	1,400,939
2.50%, TBA (L)	3,012,000	3,114,163
2.63%, 09/06/2024	1,070,000	1,145,463
3.00%, 05/01/2027 - 08/01/2045	7,440,728	7,761,630
3.50%, 11/01/2025 - 12/01/2045	9,042,181	9,542,870
3.50%, TBA (L)	2,440,000	2,571,579
4.00%, 03/01/2024 - 01/01/2046	1,546,449	1,657,800
4.00%, TBA (L)	1,545,000	1,657,375
4.50%, TBA (L)	2,230,000	2,439,663

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 03/01/2023 - 08/01/2040	$ 678,488	$ 753,537
5.38%, 06/12/2017	4,680,000	4,834,978
5.50%, 12/01/2023 - 12/01/2039	599,839	671,295
6.00%, 03/01/2038 - 02/01/2040	399,369	458,122
6.63%, 11/15/2030	414,000	629,536
7.25%, 05/15/2030	445,000	705,117
Government National Mortgage Association
3.00%, TBA (L)	3,460,000	3,617,525
3.50%, 02/15/2042 - 01/20/2046	4,359,718	4,636,074
4.00%, 12/15/2040 - 11/20/2045	2,415,330	2,597,404
4.50%, 06/15/2039 - 07/20/2045	2,221,070	2,419,716
5.00%, 08/15/2039 - 09/20/2041	556,404	623,761
5.50%, 12/20/2038 - 04/15/2040	266,384	298,880
6.00%, 06/15/2037	60,078	68,826

Total U.S. Government Agency Obligations (Cost $69,606,778)		70,667,086

U.S. GOVERNMENT OBLIGATIONS - 19.4%
U.S. Treasury Bond
2.25%, 08/15/2046	1,859,000	1,825,306
2.50%, 02/15/2046	1,030,000	1,064,602
2.88%, 08/15/2045	760,000	846,509
3.13%, 11/15/2041	680,000	791,509
3.63%, 08/15/2043	2,887,000	3,675,399
3.75%, 08/15/2041	945,000	1,214,141
4.38%, 05/15/2040	2,763,400	3,861,313
6.00%, 02/15/2026	290,000	402,013
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2020 - 01/15/2023	4,580,185	4,671,747
0.63%, 07/15/2021	880,919	925,013
1.13%, 01/15/2021	830,613	883,983
1.25%, 07/15/2020	726,110	775,839
1.38%, 01/15/2020	472,983	502,228
1.88%, 07/15/2019	388,856	417,598
U.S. Treasury Note
1.13%, 09/30/2021	426,000	425,434
1.38%, 08/31/2020 - 09/30/2020	5,331,700	5,396,555
1.50%, 08/31/2018 - 08/15/2026	8,407,900	8,522,790
1.63%, 11/15/2022	1,580,000	1,606,478
1.75%, 03/31/2022	1,765,000	1,810,572
2.00%, 02/15/2025	1,180,000	1,221,945
2.13%, 05/15/2025	1,363,900	1,425,915
2.25%, 11/15/2024	1,295,000	1,367,287
2.38%, 08/15/2024	2,065,000	2,200,194
2.63%, 11/15/2020	2,864,000	3,040,428
2.75%, 02/15/2019 - 02/15/2024	21,363,000	22,575,664
3.50%, 05/15/2020	3,056,500	3,324,540
3.63%, 02/15/2021	4,355,000	4,817,889

Total U.S. Government Obligations (Cost $76,203,715)		79,592,891

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 0.0% (G)
Call - iShares MSCI EAFE ETF
Exercise Price $62
Expiration Date 11/18/2016, GSI	262,400	45,025
Call - S&P 500®
Exercise Price $2,275
Expiration Date 11/18/2016, CITI	19,000	23,758

Total Over-the-Counter Options Purchased (Cost $278,663)		68,783

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (I)	16,795,288	$ 16,795,288

Total Securities Lending Collateral (Cost $16,795,288)		16,795,288

	Principal	Value
REPURCHASE AGREEMENT - 10.0%
State Street Bank & Trust Co. 0.03% (I), dated 09/30/2016, to be repurchased at $41,092,500 on 10/03/2016. Collateralized by U.S. Government Obligations, 1.00% - 1.38%, due 09/30/2019 - 02/29/2020, and with a total value of $41,916,156.	$ 41,092,397	41,092,397

Total Repurchase Agreement (Cost $41,092,397)		41,092,397

Total Investments (Cost $388,264,626) (M)		432,362,762
Net Other Assets (Liabilities) - (5.3)%		(21,828,627)

Net Assets - 100.0%		$ 410,534,135

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices – Buy Protection (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	137,000	$6,620	$(4,133)	$10,753

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	1,997,000	$102,607	$56,884	$45,723
North America High Yield Index - Series 26	5.00	06/20/2021	USD	1,507,000	77,430	19,855	57,575
North America High Yield Index - Series 26	5.00	06/20/2021	USD	1,369,000	70,339	19,307	51,032
North America High Yield Index - Series 26	5.00	06/20/2021	USD	3,074,000	157,943	42,894	115,049
North America Investment Grade Index - Series 27	1.00	12/20/2021	USD	9,610,000	122,088	100,659	21,429

Total					$530,407	$239,599	$290,808

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS: (S)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	100	12/30/2016	$26,176	$—
10-Year U.S. Treasury Note	Long	164	12/20/2016	88,328	—
EURO STOXX 50® Index	Short	(19)	12/16/2016	—	(702)
FTSE 100 Index	Long	46	12/16/2016	117,824	—
MSCI EAFE Mini Index	Long	4	12/16/2016	—	(261)
Nikkei 225 Index	Short	(32)	12/08/2016	24,821	—
S&P 500® E-Mini	Long	4	12/16/2016	5,598	—
S&P/ASX 200 Index	Short	(30)	12/15/2016	—	(94,202)
S&P/TSX 60 Index	Long	6	12/15/2016	5,549	—
TOPIX Index	Short	(31)	12/08/2016	—	(3,652)
U.S. Treasury Bond	Long	37	12/20/2016	—	(23,759)

Total				$268,296	$(122,576)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/15/2016	USD	559,506	GBP	430,838	$190	$—
BNP	12/15/2016	JPY	413,172,000	USD	4,122,264	—	(33,926)
BNP	12/15/2016	USD	1,308,974	CAD	1,730,000	—	(10,413)
CITI	12/15/2016	CAD	1,257,528	USD	973,917	—	(14,861)
CITI	12/15/2016	EUR	1,934,708	USD	2,161,605	19,486	—
CITI	12/15/2016	USD	618,692	GBP	464,682	15,440	—
CITI	12/15/2016	USD	2,988,330	JPY	304,719,092	—	(26,866)
CITI	12/15/2016	USD	1,625,802	SEK	13,716,755	21,439	(806)
CSI	12/15/2016	CHF	1,917,066	USD	2,012,071	—	(29,511)
CSI	12/15/2016	NZD	2,710,551	USD	1,972,464	8,605	(13,237)
CSI	12/15/2016	USD	1,680,674	EUR	1,500,272	—	(10,656)
CSI	12/15/2016	USD	1,596,860	JPY	164,241,471	—	(28,310)
GSB	12/15/2016	NOK	10,462,000	USD	1,292,187	16,723	—
GSB	12/15/2016	NZD	1,458,000	USD	1,061,611	—	(3,117)
HSBC	12/15/2016	JPY	202,303,000	USD	2,011,696	—	(9,907)
JPM	12/15/2016	USD	7,150,593	CHF	6,925,066	7,033	(18,091)
JPM	12/15/2016	USD	1,991,314	GBP	1,527,456	8,364	—
NGFP	12/15/2016	USD	573,053	EUR	508,849	—	(597)
RBS	12/15/2016	EUR	1,278,000	USD	1,436,561	4,190	—
RBS	12/15/2016	NZD	1,297,380	USD	961,660	—	(19,775)
SSB	12/15/2016	EUR	349,487	USD	395,637	—	(1,644)
SSB	12/15/2016	USD	407,419	JPY	40,738,622	4,310	—
UBS	12/15/2016	JPY	88,976,000	USD	886,922	—	(6,504)
UBS	12/15/2016	USD	1,000,359	GBP	769,365	1,567	—

Total						$107,347	$(228,221)

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	68.9%		$ 297,926,785
Japan	3.1		13,541,243
United Kingdom	2.9		12,376,384
Canada	1.5		6,598,502
Switzerland	1.4		5,822,114
Germany	1.3		5,452,785
France	1.3		5,443,121
Australia	1.0		4,157,730
Netherlands	0.8		3,604,863
Ukraine	0.5		1,911,493
Hong Kong	0.4		1,898,885
Spain	0.4		1,792,021
Supranational	0.4		1,733,329
Sweden	0.4		1,604,274
Ireland	0.3		1,316,029
Guernsey, Channel Islands	0.2		1,039,491
Singapore	0.2		1,009,806
Mexico	0.2		1,004,648
Italy	0.2		982,072
Denmark	0.2		965,875
Luxembourg	0.2		796,340
Belgium	0.2		772,763
Israel	0.2		651,236
Finland	0.1		566,853
Austria	0.1		414,530
Norway	0.1		376,918
Bermuda	0.1		184,057
New Zealand	0.0	(G)	109,573
Cayman Islands	0.0	(G)	91,573
Portugal	0.0	(G)	83,078
Macau	0.0	(G)	75,902
Jersey, Channel Islands	0.0	(G)	70,634
South Africa	0.0	(G)	44,177
Chile	0.0	(G)	39,494
China	0.0	(G)	16,499

Investments, at Value	86.6		374,475,077
Short-Term Investments	13.4		57,887,685

Total Investments	100.0%		$ 432,362,762

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)		Value
ASSETS
Investments
Common Stocks	$96,240,809	$56,164,909	$—	(F)	$152,405,718
Preferred Stocks	—	228,586	—		228,586
Exchange-Traded Fund	6,145,720	—	—		6,145,720
Asset-Backed Securities	—	2,164,912	—		2,164,912
Corporate Debt Securities	—	54,938,047	—		54,938,047
Foreign Government Obligations	—	4,892,135	—		4,892,135
Mortgage-Backed Securities	—	3,184,087	—		3,184,087
Municipal Government Obligation	—	187,112	—		187,112
U.S. Government Agency Obligations	—	70,667,086	—		70,667,086
U.S. Government Obligations	—	79,592,891	—		79,592,891
Over-the-Counter Options Purchased	68,783	—	—		68,783
Securities Lending Collateral	16,795,288	—	—		16,795,288
Repurchase Agreement	—	41,092,397	—		41,092,397

Total Investments	$119,250,600	$313,112,162	$—		$432,362,762

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$537,027	$—		$537,027
Futures Contracts (V)	268,296	—	—		268,296
Forward Foreign Currency Contracts (V)	—	107,347	—		107,347

Total Other Financial Instruments	$268,296	$644,374	$—		$912,670

LIABILITIES
Other Financial Instruments
Futures Contracts (V)	$(122,576)	$—	$—		$(122,576)
Forward Foreign Currency Contracts (V)	—	(228,221)	—		(228,221)

Total Other Financial Instruments	$(122,576)	$(228,221)	$—		$(350,797)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $16,257,406. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $38,787, representing less than 0.1% of the Portfolio’s net assets.

(D)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $102,765, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Security deemed worthless.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $2,714,227, representing 0.7% of the Portfolio’s net assets.

(I)	Rates disclosed reflect the yields at September 30, 2016.
(J)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(M)

Aggregate cost for federal income tax purposes is $388,264,626. Aggregate gross unrealized appreciation and depreciation for all securities is $53,322,876 and $9,224,740, respectively. Net unrealized appreciation for tax purposes is $44,098,136.

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	Cash in the amount of $167,647 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(P)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Q)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(R)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(S)	Cash in the amount of $1,472,263 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citibank N.A.
CSI	Credit Suisse International
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.6%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 1,167,000	$ 1,056,135
6.13%, 01/15/2023 (A)	470,000	417,125
7.50%, 03/15/2018 - 03/15/2025 (A)	741,000	701,371
7.75%, 03/15/2020 (A)	386,000	393,720
Triumph Group, Inc.
5.25%, 06/01/2022	820,000	772,850

		3,341,201

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A) (B)	360,000	363,600
5.50%, 10/01/2019 (A) (B)	1,224,000	1,274,490
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	666,356	697,175
5.63%, 01/15/2021 (A)	415,082	434,280
6.00%, 01/15/2017 (A)	194,871	196,819
6.13%, 07/15/2018 (A)	676,000	702,229
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	221,000	230,945
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	323,671	339,855
6.90%, 10/19/2023	1,399,296	1,483,253
United Airlines Pass-Through Trust
4.63%, 03/03/2024	268,555	272,584
US Airways Pass-Through Trust
5.38%, 05/15/2023	195,838	203,672
5.45%, 06/03/2018	320,000	328,000
6.75%, 12/03/2022	543,333	590,875

		7,117,777

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	525,000	540,094

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 (B)	560,000	576,100

Banks - 3.1%
Bank of America Corp.
8.00% (C), 01/30/2018 (D)	1,140,000	1,162,800
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	1,075,000	980,938
8.25% (C), 12/15/2018 (D)	448,000	447,440
BNP Paribas SA
7.63% (C), 03/30/2021 (A) (D)	475,000	488,909
CIT Group, Inc.
4.25%, 08/15/2017	571,000	581,706
5.00%, 05/15/2017	165,000	168,094
5.25%, 03/15/2018	185,000	192,863
5.50%, 02/15/2019 (A)	177,000	187,399
Citigroup, Inc.
6.30% (C), 05/15/2024 (D)	1,225,000	1,258,687
JPMorgan Chase & Co.
7.90% (C), 04/30/2018 (D)	1,251,000	1,285,402
Lloyds Banking Group PLC
7.50% (C), 06/27/2024 (B) (D)	1,075,000	1,110,152

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
8.63% (C), 08/15/2021 (D)	$ 440,000	$ 430,650
Societe Generale SA
7.38% (C), 09/13/2021 (A) (B) (D)	550,000	539,000

		8,834,040

Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	1,432,000	1,474,960
6.75%, 01/01/2020	825,000	860,063

		2,335,023

Biotechnology - 0.2%
Concordia International Corp.
7.00%, 04/15/2023 (A) (B)	405,000	260,213
9.50%, 10/21/2022 (A) (B)	578,000	400,265

		660,478

Building Products - 3.2%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (B)	2,823,000	2,660,677
Boise Cascade Co.
5.63%, 09/01/2024 (A)	555,000	563,325
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	424,000	434,600
10.75%, 08/15/2023 (A)	1,452,000	1,666,170
Griffon Corp.
5.25%, 03/01/2022	1,860,000	1,866,975
Norbord, Inc.
6.25%, 04/15/2023 (A)	818,000	869,125
Ply Gem Industries, Inc.
6.50%, 02/01/2022	1,080,000	1,105,575

		9,166,447

Capital Markets - 1.2%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	166,000	157,078
7.50% (C), 12/11/2023 (A) (D)	1,380,000	1,403,805
Deutsche Bank AG
7.50% (C), 04/30/2025 (B) (D)	800,000	654,000
Goldman Sachs Capital II
4.00% (C), 10/31/2016 (D)	169,000	137,735
Morgan Stanley
5.45% (C), 07/15/2019 (D)	794,000	796,652
5.55% (C), 07/15/2020 (B) (D)	390,000	398,287

		3,547,557

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	2,323,000	2,044,240
10.00%, 04/15/2020	458,000	451,130
Tronox Finance LLC
7.50%, 03/15/2022 (A)	812,000	740,950

		3,236,320

Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A) (B)	267,000	256,320
5.50%, 04/01/2023 (B)	1,182,000	1,192,343
Hertz Corp.
5.50%, 10/15/2024 (A) (B)	288,000	286,920

		1,735,583

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.1%
Abengoa Finance SA
7.75%, 02/01/2020 (A) (E)	$ 350,000	$ 20,125
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (E)	558,000	30,690
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	1,754,000	1,701,380
Beazer Homes USA, Inc.
8.75%, 03/15/2022 (A)	322,000	339,710
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	991,000	989,761
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	567,000	384,143
7.25%, 10/15/2020 (A)	775,000	682,000
8.00%, 11/01/2019 (A)	565,000	341,825
9.13%, 11/15/2020 (A)	2,212,000	1,448,860

		5,938,494

Consumer Finance - 4.0%
Ally Financial, Inc.
3.25%, 02/13/2018	310,000	313,100
5.75%, 11/20/2025	481,000	503,246
7.50%, 09/15/2020	894,000	1,016,925
8.00%, 03/15/2020	294,000	335,895
Altice Financing SA
6.63%, 02/15/2023 (A)	730,000	749,163
7.50%, 05/15/2026 (A)	807,000	840,289
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	351,475
Navient Corp.
4.88%, 06/17/2019, MTN	413,000	411,451
5.00%, 06/15/2018, MTN	440,000	440,000
5.00%, 10/26/2020 (B)	209,000	206,126
5.88%, 10/25/2024	743,000	676,130
6.63%, 07/26/2021	441,000	444,308
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	601,000	631,801
7.25%, 12/15/2021 (A)	1,138,000	1,196,323
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	658,706
6.00%, 06/01/2020	823,000	842,546
7.75%, 10/01/2021 (B)	1,812,000	1,900,335

		11,517,819

Containers & Packaging - 1.9%
ARD Finance SA
7.13%, 09/15/2023 (A) (F)	273,000	271,635
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.85% (C), 12/15/2019 (A)	1,460,000	1,480,148
7.25%, 05/15/2024 (A)	200,000	213,000
Ball Corp.
4.38%, 12/15/2020	348,000	371,490
5.25%, 07/01/2025	678,000	730,545
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,030,000	1,053,175
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	513,000	551,475
6.38%, 08/15/2025 (A)	178,000	196,022
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	352,082
7.00%, 07/15/2024 (A) (B)	177,000	189,833

		5,409,405

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	$ 423,000	$ 433,575
4.25%, 07/01/2020 (B)	300,000	311,250
4.63%, 10/30/2020	150,000	157,500
Glen Meadow Pass-Through Trust
6.51% (C), 02/12/2067 (A)	2,222,000	1,733,160
ILFC E-Capital Trust I
4.00% (C), 12/21/2065 (A)	1,777,000	1,421,600
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	848,000	824,680

		4,881,765

Diversified Telecommunication Services - 8.3%
CenturyLink, Inc.
6.45%, 06/15/2021	205,000	219,606
7.50%, 04/01/2024	242,000	258,335
7.60%, 09/15/2039	1,585,000	1,378,950
7.65%, 03/15/2042	3,213,000	2,771,212
CSC Holdings LLC
6.63%, 10/15/2025 (A) (B)	249,000	270,165
10.13%, 01/15/2023 (A)	449,000	517,473
10.88%, 10/15/2025 (A)	575,000	672,750
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	97,350
7.63%, 04/15/2024	1,414,000	1,322,090
9.00%, 08/15/2031	1,243,000	1,143,560
10.50%, 09/15/2022 (B)	405,000	429,300
11.00%, 09/15/2025	250,000	260,938
Hughes Satellite Systems Corp.
5.25%, 08/01/2026 (A)	118,000	116,525
6.50%, 06/15/2019	159,000	173,906
6.63%, 08/01/2026 (A)	329,000	317,485
7.63%, 06/15/2021	2,506,000	2,672,022
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	1,130,000	897,194
7.50%, 04/01/2021	287,000	216,685
8.00%, 02/15/2024 (A)	185,000	185,463
SFR Group SA
7.38%, 05/01/2026 (A)	929,000	949,615
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	608,438
8.75%, 03/15/2032	446,000	454,920
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	925,000	929,301
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,092,000	1,105,650
6.38%, 04/15/2023 (A)	1,722,000	1,808,100
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	406,000
5.50%, 08/15/2026 (A)	245,000	249,900
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	1,040,000	1,047,800
7.38%, 04/23/2021 (A)	1,416,000	1,479,720
Windstream Services LLC
7.75%, 10/01/2021 (B)	1,061,000	1,058,347

		24,018,800

Electric Utilities - 1.7%
Elwood Energy LLC
8.16%, 07/05/2026	1,156,097	1,273,152
Homer City Generation, LP
8.14%, 10/01/2019	245,642	90,887
8.73%, 10/01/2026	1,987,865	715,631

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Red Oak Power LLC
9.20%, 11/30/2029	$ 1,980,000	$ 2,069,100
Terraform Global Operating LLC
13.75%, 08/15/2022 (A)	615,000	633,450

		4,782,220

Electronic Equipment, Instruments & Components - 0.6%
Belden, Inc.
5.50%, 09/01/2022 (A)	1,023,000	1,066,477
Sanmina Corp.
4.38%, 06/01/2019 (A)	699,000	728,708

		1,795,185

Energy Equipment & Services - 3.7%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	1,020,000	963,900
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	1,076,000	1,108,689
Noble Holding International, Ltd.
6.05%, 03/01/2041 (B)	527,000	310,930
8.20%, 04/01/2045	449,000	318,229
NuStar Logistics, LP
4.80%, 09/01/2020	828,000	830,070
6.75%, 02/01/2021	461,000	496,727
8.15%, 04/15/2018	647,000	698,760
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	684,000	742,645
5.88%, 03/01/2022	861,000	949,404
Rowan Cos., Inc.
4.88%, 06/01/2022 (B)	810,000	684,450
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	1,596,000	1,704,862
5.88%, 06/30/2026 (A)	705,000	766,247
Weatherford International LLC
6.80%, 06/15/2037 (B)	680,000	489,600
Weatherford International, Ltd.
6.75%, 09/15/2040	843,000	602,425

		10,666,938

Equity Real Estate Investment Trusts - 1.2%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,089,000	1,112,236
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	390,000	409,301
Equinix, Inc.
5.88%, 01/15/2026	779,000	837,425
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	507,000	507,000
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	320,105
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	330,000	340,725

		3,526,792

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025 (A)	510,000	508,725
6.63%, 06/15/2024 (A)	786,000	817,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Rite Aid Corp.
6.13%, 04/01/2023 (A)	$ 435,000	$ 469,439
6.75%, 06/15/2021 (B)	1,348,000	1,423,825

		3,219,429

Food Products - 1.0%
Aramark Services, Inc.
5.75%, 03/15/2020	54,000	55,485
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	641,000	629,782
7.25%, 06/01/2021 (A)	909,000	939,679
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	363,000	373,890
Post Holdings, Inc.
8.00%, 07/15/2025 (A)	894,000	1,023,071

		3,021,907

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023	898,000	790,240

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	1,174,000	1,036,055
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	901,000	835,678
Hologic, Inc.
5.25%, 07/15/2022 (A)	735,000	780,019
Mallinckrodt International Finance SA
4.75%, 04/15/2023	1,203,000	1,082,700
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A)	552,000	524,400
5.75%, 08/01/2022 (A) (B)	986,000	972,442

		5,231,294

Health Care Providers & Services - 5.6%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	2,009,000	1,727,740
7.13%, 07/15/2020 (B)	2,061,000	1,915,699
8.00%, 11/15/2019 (B)	730,000	715,400
DaVita, Inc.
5.75%, 08/15/2022	777,000	813,907
HCA Holdings, Inc.
6.25%, 02/15/2021	831,000	901,635
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,848,591
7.50%, 02/15/2022	1,799,000	2,064,352
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	1,378,000	1,429,954
LifePoint Health, Inc.
5.38%, 05/01/2024 (A) (B)	900,000	900,000
5.88%, 12/01/2023	453,000	469,988
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	512,425
5.00%, 03/01/2019	580,000	566,950
5.50%, 03/01/2019	357,000	350,753
6.00%, 10/01/2020	341,000	360,608
6.75%, 06/15/2023 (B)	369,000	343,170
8.13%, 04/01/2022	1,301,000	1,301,000

		16,222,172

Hotels, Restaurants & Leisure - 5.3%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	165,000	176,963
6.88%, 05/15/2023	1,093,000	1,183,172

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
FelCor Lodging, LP
5.63%, 03/01/2023	$ 950,000	$ 976,125
International Game Technology PLC
6.50%, 02/15/2025 (A) (B)	2,178,000	2,346,795
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024 (A)	95,000	103,047
MGM Resorts International
6.00%, 03/15/2023	1,537,000	1,667,645
6.63%, 12/15/2021	509,000	572,625
6.75%, 10/01/2020	285,000	319,200
11.38%, 03/01/2018	336,000	377,160
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	967,000	967,000
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	663,000	684,547
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	260,000	274,950
10.00%, 12/01/2022	2,623,000	2,419,717
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	1,112,000	1,145,360
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	648,000	605,880
8.50%, 10/15/2022 (A)	1,581,000	1,620,525

		15,440,711

Household Durables - 2.6%
Beazer Homes USA, Inc.
7.25%, 02/01/2023	245,000	243,775
7.50%, 09/15/2021	1,691,000	1,707,910
KB Home
7.00%, 12/15/2021	1,231,000	1,323,325
7.25%, 06/15/2018	178,000	190,015
7.63%, 05/15/2023	812,000	864,780
Meritage Homes Corp.
4.50%, 03/01/2018	1,000	1,023
7.00%, 04/01/2022	450,000	501,750
7.15%, 04/15/2020	1,327,000	1,476,287
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (A)	485,000	499,550
5.63%, 10/15/2023	779,000	819,897

		7,628,312

Household Products - 1.9%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	1,246,000	1,284,153
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	689,000	710,531
6.88%, 02/15/2021	785,000	814,437
7.13%, 04/15/2019	2,238,000	2,238,000
9.88%, 08/15/2019	395,000	406,850

		5,453,971

Independent Power & Renewable Electricity Producers - 2.9%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	616,613
5.75%, 01/15/2025 (B)	705,000	696,187
6.00%, 01/15/2022 (A)	1,180,000	1,236,050
Dynegy, Inc.
7.63%, 11/01/2024 (B)	880,000	864,160
NRG Energy, Inc.
6.63%, 01/15/2027 (A)	518,000	507,640
7.25%, 05/15/2026 (A) (B)	1,150,000	1,170,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
7.63%, 01/15/2018	$ 240,000	$ 255,600
7.88%, 05/15/2021	2,781,000	2,906,145

		8,252,520

Insurance - 1.3%
Genworth Holdings, Inc.
4.90%, 08/15/2023	128,000	106,560
7.20%, 02/15/2021	132,000	126,555
7.63%, 09/24/2021	1,308,000	1,249,140
Lincoln National Corp.
3.16% (C), 05/17/2066	2,884,000	2,263,940

		3,746,195

IT Services - 0.8%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	399,910
5.75%, 01/15/2024 (A)	803,000	825,082
6.75%, 11/01/2020 (A)	810,000	838,350
7.00%, 12/01/2023 (A)	355,000	375,413

		2,438,755

Machinery - 1.3%
CNH Industrial Capital LLC
3.88%, 07/16/2018	600,000	610,500
Cortes NP Acquisition Corp.
9.25%, 10/15/2024 (A) (G)	488,000	488,000
Meritor, Inc.
6.25%, 02/15/2024 (B)	657,000	629,077
6.75%, 06/15/2021	245,000	246,838
Novelis Corp.
5.88%, 09/30/2026 (A)	309,000	316,339
6.25%, 08/15/2024 (A)	160,000	169,800
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	585,000	596,700
Xerium Technologies, Inc.
9.50%, 08/15/2021 (A)	636,000	643,950

		3,701,204

Media - 6.9%
Cablevision Systems Corp.
5.88%, 09/15/2022	558,000	507,780
7.75%, 04/15/2018	998,000	1,055,385
8.00%, 04/15/2020	1,133,000	1,186,817
8.63%, 09/15/2017	300,000	314,250
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	813,150
5.50%, 05/01/2026 (A)	273,000	284,603
5.75%, 02/15/2026 (A)	110,000	116,600
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (A)	400,000	432,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,647,916
7.63%, 03/15/2020	3,138,000	3,105,855
DISH DBS Corp.
5.00%, 03/15/2023	284,000	276,190
5.88%, 11/15/2024	795,000	785,062
7.75%, 07/01/2026 (A)	1,342,000	1,425,875
7.88%, 09/01/2019	1,039,000	1,163,680
iHeartCommunications, Inc.
9.00%, 03/01/2021	100,000	74,500
10.63%, 03/15/2023	587,000	437,315
Regal Entertainment Group
5.75%, 06/15/2023	110,000	111,650
5.75%, 02/01/2025 (B)	702,000	707,265

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Unitymedia GmbH
6.13%, 01/15/2025 (A)	$ 525,000	$ 550,594
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	330,000	332,063
6.75%, 09/15/2022 (A)	2,814,000	2,986,357
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	1,600,000	1,598,000

		19,912,907

Metals & Mining - 2.2%
ArcelorMittal
8.00%, 10/15/2039	1,385,000	1,495,800
Constellium NV
5.75%, 05/15/2024 (A)	1,674,000	1,548,450
7.88%, 04/01/2021 (A) (B)	250,000	266,875
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	282,000	327,120
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	910,000	730,275
Novelis, Inc.
8.38%, 12/15/2017	660,000	666,600
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	230,000	210,738
6.00%, 08/15/2040	200,000	184,500
6.25%, 07/15/2041	767,000	734,402
8.00%, 06/01/2021 (A)	146,000	158,775
8.50%, 06/01/2024 (A) (B)	146,000	167,170

		6,490,705

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020	72,000	74,700
5.75%, 03/01/2023	394,000	424,043

		498,743

Oil, Gas & Consumable Fuels - 6.9%
Antero Resources Corp.
5.38%, 11/01/2021	297,000	300,341
Callon Petroleum Co.
6.13%, 10/01/2024 (A) (G)	420,000	434,700
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	624,000	645,840
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A) (B)	1,152,000	1,167,840
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,490,000	1,493,725
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	749,775
Concho Resources, Inc.
5.50%, 04/01/2023 (B)	705,000	727,031
Continental Resources, Inc.
4.50%, 04/15/2023	436,000	418,560
5.00%, 09/15/2022 (B)	597,000	595,507
EnLink Midstream Partners, LP
4.15%, 06/01/2025	324,000	310,164
5.05%, 04/01/2045	847,000	749,782
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	252,000	258,615
6.75%, 02/01/2022	495,000	508,613
6.88%, 02/15/2023 (B)	494,000	511,907
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN (B)	480,000	580,335
8.05%, 10/15/2030, MTN (B)	134,000	157,934

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (E)	$ 963,000	$ 242,556
6.50%, 05/15/2019 (E)	300,000	76,500
7.75%, 02/01/2021 (E)	1,388,000	353,940
8.63%, 04/15/2020 (E)	601,000	154,758
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	120,000	114,600
ONEOK, Inc.
7.50%, 09/01/2023	768,000	860,160
PDC Energy, Inc.
6.13%, 09/15/2024 (A)	758,000	784,530
Peabody Energy Corp.
6.25%, 11/15/2021 (E)	258,000	61,920
6.50%, 09/15/2020 (E)	265,000	63,600
10.00%, 03/15/2022 (A) (E)	520,000	211,900
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	527,000	479,570
SM Energy Co.
6.13%, 11/15/2022 (B)	619,000	619,000
6.50%, 11/15/2021 (B)	426,000	435,585
6.50%, 01/01/2023	182,000	183,820
6.75%, 09/15/2026	118,000	119,180
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	943,000	958,324
6.25%, 04/15/2021 (A)	177,000	182,310
6.38%, 04/01/2023 (A)	1,025,000	1,053,187
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (B)	509,000	526,815
5.13%, 02/01/2025 (A) (G)	421,000	421,526
6.75%, 03/15/2024	550,000	588,500
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	400,000	429,000
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	815,000	762,025
WPX Energy, Inc.
8.25%, 08/01/2023 (B)	726,000	780,450

		20,074,425

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	1,570,000	1,601,400

Pharmaceuticals - 1.6%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,448,000	1,317,680
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	405,000	361,463
5.88%, 05/15/2023 (A)	1,839,000	1,586,137
6.38%, 10/15/2020 (A)	1,386,000	1,299,375
7.50%, 07/15/2021 (A)	221,000	213,950

		4,778,605

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,296,000	1,370,520

Road & Rail - 0.9%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A) (B)	484,000	568,700

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Hertz Corp.
5.88%, 10/15/2020	$ 222,000	$ 228,938
6.75%, 04/15/2019	1,745,000	1,784,463

		2,582,101

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.
7.50%, 09/15/2023 (A)	166,000	184,383

Software - 0.6%
Infor US, Inc.
5.75%, 08/15/2020 (A)	227,000	238,350
6.50%, 05/15/2022	1,068,000	1,081,350
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	475,000	498,750

		1,818,450

Specialty Retail - 1.3%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	254,800
9.00%, 03/15/2019 (A)	1,577,000	859,465
L Brands, Inc.
6.75%, 07/01/2036	957,000	1,029,368
6.88%, 11/01/2035	773,000	842,570
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (B)	889,000	826,770

		3,812,973

Technology Hardware, Storage & Peripherals - 2.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	566,000	606,445
5.88%, 06/15/2021 (A)	268,000	284,743
7.13%, 06/15/2024 (A) (B)	268,000	294,759
8.35%, 07/15/2046 (A)	408,000	488,519
Diebold, Inc.
8.50%, 04/15/2024 (A)	1,060,000	1,098,425
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	866,000	925,537
Seagate HDD Cayman
4.75%, 06/01/2023 - 01/01/2025 (B)	1,267,000	1,237,005
4.88%, 06/01/2027	340,000	300,796
5.75%, 12/01/2034	700,000	583,338
Western Digital Corp.
7.38%, 04/01/2023 (A)	630,000	693,000
10.50%, 04/01/2024 (A)	831,000	963,960

		7,476,527

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,057,460

Trading Companies & Distributors - 1.1%
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	1,572,000	1,603,440
7.63%, 04/15/2022	1,533,000	1,632,645

		3,236,085

Wireless Telecommunication Services - 3.1%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,549,000	3,917,209
11.50%, 11/15/2021	955,000	1,091,087
Sprint Corp.
7.88%, 09/15/2023	1,809,000	1,820,306
T-Mobile USA, Inc.
6.13%, 01/15/2022	65,000	69,063

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
6.63%, 04/01/2023	$ 299,000	$ 321,051
6.73%, 04/28/2022	1,603,000	1,683,150

		8,901,866

Total Corporate Debt Securities (Cost $276,212,093)		273,571,898

LOAN ASSIGNMENTS - 1.5%
Containers & Packaging - 0.3%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.75% (C), 07/01/2022 (G)	866,802	871,353

Diversified Financial Services - 0.2%
Vertiv Co.
Term Loan B,
TBD, 09/29/2023 (G) (H)	675,000	659,812

IT Services - 0.3%
First Data Corp.
Term Loan,
4.53% (C), 03/24/2021	925,814	930,864

Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (C), 11/12/2020	726,375	702,768

Metals & Mining - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
4.50% (C), 04/09/2021	322,575	322,978

Software - 0.4%
BMC Software Finance, Inc.
Term Loan,
5.00% (C), 09/10/2020	1,034,141	995,792

Total Loan Assignments (Cost $4,498,707)		4,483,567

	Shares	Value
COMMON STOCK - 0.0% (I)
Commercial Services & Supplies - 0.0% (I)
Quad/Graphics, Inc.	40	1,069

Total Common Stock (Cost $0)		1,069

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I
Series 2, 6.60% (C)	134,975	3,429,715

Total Preferred Stock (Cost $3,231,811)		3,429,715

SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (J)	35,424,653	35,424,653

Total Securities Lending Collateral (Cost $35,424,653)		35,424,653

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.03% (J), dated 09/30/2016, to be repurchased at $4,490,769 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $4,582,119.

	$ 4,490,758	$ 4,490,758

Total Repurchase Agreement (Cost $4,490,758)		4,490,758

Total Investments (Cost $323,858,022) (K)		321,401,660
Net Other Assets (Liabilities) - (11.2)%		(32,371,316)

Net Assets - 100.0%		$ 289,030,344

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$273,571,898	$—	$273,571,898
Loan Assignments	—	4,483,567	—	4,483,567
Common Stock	1,069	—	—	1,069
Preferred Stock	3,429,715	—	—	3,429,715
Securities Lending Collateral	35,424,653	—	—	35,424,653
Repurchase Agreement	—	4,490,758	—	4,490,758

Total Investments	$38,855,437	$282,546,223	$—	$321,401,660

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $109,945,143, representing 38.0% of the Portfolio’s net assets.

(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $34,699,383. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities in default.
(F)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(H)	All or a portion of the security represents an unsettled loan commitment at September 30, 2016 where the rate will be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rates disclosed reflect the yields at September 30, 2016.
(K)

Aggregate cost for federal income tax purposes is $323,858,022. Aggregate gross unrealized appreciation and depreciation for all securities is $9,858,866 and $12,315,228, respectively. Net unrealized depreciation for tax purposes is $2,456,362.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.5%
Federal Agricultural Mortgage Corp.
0.68% (A), 04/03/2018	$ 5,500,000	$ 5,500,000
Federal Farm Credit Banks
0.47% (A), 04/20/2017	300,000	299,916
0.55% (A), 03/29/2017	8,175,000	8,173,112
0.57% (A), 02/13/2017	1,950,000	1,949,789
0.58% (A), 04/17/2017	4,810,000	4,809,500
0.59% (A), 06/22/2017	9,700,000	9,699,291
0.65% (A), 08/01/2017 - 11/13/2017	11,940,000	11,940,755
Federal Home Loan Banks
0.57% (A), 07/12/2017	11,300,000	11,300,000
0.60% (A), 10/27/2017	15,500,000	15,500,000
0.63% (A), 10/04/2017	19,500,000	19,503,161
0.80% (A), 12/18/2017	5,550,000	5,559,532
0.81% (A), 08/25/2017	7,800,000	7,803,073

Total U.S. Government Agency Obligations (Cost $102,038,129)		102,038,129

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.8%
Federal Agricultural Mortgage Corp.
0.55% (A), 05/09/2017 - 08/25/2017	18,650,000	18,649,847
Federal Agricultural Mortgage Corp. Discount Notes
0.40% (B), 10/11/2016	18,500,000	18,497,996
Federal Farm Credit Banks
0.55% (A), 02/15/2017	19,500,000	19,499,258
Federal Farm Credit Discount Notes
0.37% (B), 12/27/2016	11,500,000	11,489,995
0.49% (B), 11/01/2016	19,250,000	19,242,043
0.50% (B), 11/14/2016	9,700,000	9,694,191
Federal Home Loan Bank Discount Notes
0.28% (B), 12/23/2016	9,260,000	9,254,129
0.34% (B), 11/14/2016 - 11/16/2016	11,000,000	10,995,394
0.35% (B), 11/23/2016 - 12/05/2016	33,050,000	33,030,610
0.37% (B), 10/05/2016	26,500,000	26,498,929
0.38% (B), 10/21/2016	13,200,000	13,197,287
0.49% (B), 01/27/2017	29,000,000	28,954,373
0.55% (B), 11/10/2016	19,500,000	19,488,300
Federal Home Loan Banks
0.53% (A), 01/06/2017 - 06/01/2017	20,500,000	20,499,051
0.59% (A), 10/12/2016 - 04/19/2017	23,400,000	23,400,198

Total Short-Term U.S. Government Agency Obligations (Cost $282,391,601)		282,391,601

REPURCHASE AGREEMENTS - 41.5%
Barclays Capital, Inc. 0.47% (B), dated 09/30/2016, to be repurchased at $54,002,115 on 10/03/2016. Collateralized by a Foreign Government Obligation and U.S. Government Agency Obligations, 3.20% - 7.12%, due 12/20/2028 - 09/15/2054, and with a total value of $55,080,705.	54,000,000	54,000,000
Barclays Capital, Inc. 0.50% (B), dated 09/27/2016, to be repurchased at $26,821,217 on 11/23/2016. Collateralized by U.S. Government Agency Obligations, Zero Coupon - 5.93%, due 07/15/2028 - 08/15/2042, and with a total value of $27,336,635. (C)	26,800,000	26,800,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Goldman Sachs & Co. 0.50% (B), dated 09/30/2016, to be repurchased at $26,101,088 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 2.56%, due 08/01/2022, and with a value of $26,622,000.

	$ 26,100,000	$ 26,100,000
ING Financial Markets LLC 0.35% (B), dated 09/30/2016, to be repurchased at $48,801,423 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 2.00% - 3.00%, due 11/20/2040 - 07/20/2045, and with a total value of $49,777,393.	48,800,000	48,800,000
Jefferies LLC 0.75% (B), dated 09/30/2016, to be repurchased at $35,102,194 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/01/2041 - 07/01/2046, and with a total value of $35,802,000.	35,100,000	35,100,000
Nomura Securities International, Inc. 0.52% (B), dated 09/30/2016, to be repurchased at $82,403,571 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 1.99% - 8.50%, due 06/01/2019 - 08/20/2066, and with a total value of $84,048,001.	82,400,000	82,400,000
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $134,335 on 10/03/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 07/15/2017, and with a value of $138,389.	134,335	134,335

Total Repurchase Agreements (Cost $273,334,335)		273,334,335

Total Investments (Cost $657,764,065) (D)		657,764,065
Net Other Assets (Liabilities) - 0.2%		1,073,661

Net Assets - 100.0%		$ 658,837,726

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Aegon Government Money Market VP

(formerly, Transamerica Aegon Money Market VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$102,038,129	$—	$102,038,129
Short-Term U.S. Government Agency Obligations	—	282,391,601	—	282,391,601
Repurchase Agreements	—	273,334,335	—	273,334,335

Total Investments	$—	$657,764,065	$—	$657,764,065

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)	Illiquid security. At September 30, 2016, value of the illiquid security is $26,800,000, representing 4.1% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $657,764,065.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1.22% (A), 07/25/2036	$ 5,449,304	$ 5,399,691
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1.26% (A), 04/25/2039 (B)	3,601,525	3,469,352
HSBC Home Equity Loan Trust
Series 2007-1, Class A4,
0.89% (A), 03/20/2036	1,501,636	1,491,042
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	3,961,964	4,012,505
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
1.71% (A), 07/25/2025	5,943,980	5,962,763

Total Asset-Backed Securities (Cost $20,251,192)		20,335,353

CORPORATE DEBT SECURITIES - 10.3%
Automobiles - 0.3%
General Motors Co.
3.50%, 10/02/2018	1,645,000	1,695,750

Banks - 2.3%
Bank of America Corp.
3.88%, 08/01/2025, MTN	8,540,000	9,123,427
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,440,000	1,840,310
Cooperatieve Rabobank UA
11.00% (A), 06/30/2019 (B) (C)	1,400,000	1,695,750
ING Bank NV
5.80%, 09/25/2023 (B)	1,500,000	1,676,681

		14,336,168

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	1,500,000	1,611,517

Capital Markets - 1.6%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	7,800,000	8,375,570
Morgan Stanley
3.75%, 02/25/2023, MTN	1,500,000	1,593,138

		9,968,708

Communications Equipment - 0.2%
Harris Corp.
5.55%, 10/01/2021	1,385,000	1,578,208

Consumer Finance - 0.6%
Discover Financial Services
3.85%, 11/21/2022	2,300,000	2,385,974
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	1,410,000	1,525,662

		3,911,636

Diversified Financial Services - 0.3%
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,127,183	2,123,269

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.9%
AT&T, Inc.
2.45%, 06/30/2020	$ 7,655,000	$ 7,796,426
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,199,250
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (B)	1,750,000	1,890,453
Verizon Communications, Inc.
4.50%, 09/15/2020	6,320,000	6,935,366

		17,821,495

Insurance - 0.9%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,926,647
Nippon Life Insurance Co.
5.00% (A), 10/18/2042 (B)	1,025,000	1,114,831
Prudential Financial, Inc.
5.38% (A), 05/15/2045	2,265,000	2,361,262

		5,402,740

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,660,344

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,121,209

Road & Rail - 0.4%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (B)	2,000,000	2,360,000

Total Corporate Debt Securities (Cost $59,947,194)		63,591,044

MORTGAGE-BACKED SECURITIES - 1.0%
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.11% (A), 08/26/2035 (B)	803,820	796,778
Eleven Madison Trust Mortgage Trust
Series 2015-11MD, Class A,
3.67% (A), 09/10/2035 (B)	5,000,000	5,412,625

Total Mortgage-Backed Securities (Cost $5,856,181)		6,209,403

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
Texas - 0.8%
North Texas Higher Education Authority, Inc., Revenue Bonds
Series 1,
1.52% (A), 12/01/2034	5,025,087	5,036,745

Vermont - 0.4%
Vermont Student Assistance Corp., Certificate of Obligation
0.00% (A), 07/28/2034	2,626,515	2,552,763

Total Municipal Government Obligations (Cost $7,638,939)		7,589,508

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.5%
Federal Home Loan Mortgage Corp.
0.88%, 03/07/2018	30,000,000	30,023,520
1.00%, 12/15/2017	20,000,000	20,068,900

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.31%, 09/25/2025	$ 15,000,000	$ 16,468,842
Federal Home Loan Mortgage Corp. REMIC
4.00%, 08/15/2028 - 02/15/2029	1,111,608	1,132,392
Federal National Mortgage Association
1.88%, 12/28/2020	20,000,000	20,561,560
3.00%, TBA (D) (E)	67,000,000	69,635,505
Government National Mortgage Association
4.00%, 08/20/2037	175,783	176,421
4.60%, 06/20/2062	9,521,251	10,074,953
4.62%, 10/20/2061	8,499,097	8,893,022
4.66%, 10/20/2061	5,932,222	6,242,614
4.67%, 09/20/2061	8,031,728	8,419,427
4.69%, 08/20/2061 - 12/20/2061	13,289,897	13,959,185
4.72%, 07/20/2061	9,593,887	10,028,759
Overseas Private Investment Corp.
5.14%, 12/15/2023	18,853	20,598
Tennessee Valley Authority
4.25%, 09/15/2065	4,000,000	4,758,660

Total U.S. Government Agency Obligations (Cost $218,998,776)		220,464,358

U.S. GOVERNMENT OBLIGATIONS - 48.4%
U.S. Treasury Bond
2.25%, 08/15/2046	10,000,000	9,818,750
2.50%, 02/15/2046	9,996,000	10,331,806
3.00%, 11/15/2045	5,000,000	5,705,080
3.38%, 05/15/2044	9,000,000	10,981,053
3.50%, 02/15/2039	1,414,500	1,751,548
4.38%, 05/15/2040	15,881,700	22,191,579
6.25%, 05/15/2030	4,000,000	6,174,688
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	5,170,650	5,358,355
U.S. Treasury Note
0.75%, 02/15/2019 - 08/15/2019	32,706,400	32,596,910
1.00%, 08/15/2018 - 03/15/2019	14,524,000	14,583,508
1.13%, 02/28/2021 - 06/30/2021	52,560,000	52,584,656
1.25%, 11/15/2018 - 03/31/2021	34,362,000	34,662,805
1.38%, 01/31/2021	5,000,000	5,054,690
1.50%, 12/31/2018 - 03/31/2023	6,508,000	6,583,505
1.63%, 11/30/2020 - 05/15/2026	7,271,400	7,378,371
1.75%, 12/31/2020	7,000,000	7,187,033
1.88%, 08/31/2022 - 10/31/2022	15,000,000	15,476,370
2.00%, 09/30/2020 - 08/15/2025	33,983,500	35,271,905
2.25%, 11/15/2025	7,700,000	8,128,312
2.38%, 08/15/2024	8,125,000	8,656,936

Total U.S. Government Obligations (Cost $290,733,834)		300,477,860

	Principal	Value
REPURCHASE AGREEMENTS - 10.7%

Nomura Securities International, Inc. 0.52% (F), dated 09/30/2016, to be repurchased at $55,002,383 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 2.37% - 6.50%, due 06/01/2018 - 07/20/2066, and with a total value of $56,100,001.

	$ 55,000,000	$ 55,000,000
State Street Bank & Trust Co. 0.03% (F), dated 09/30/2016, to be repurchased at $11,286,985 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $11,513,013.	11,286,957	11,286,957

Total Repurchase Agreements (Cost $66,286,957)		66,286,957

Total Investments (Cost $669,713,073) (G)		684,954,483
Net Other Assets (Liabilities) - (10.4)%		(64,403,758)

Net Assets - 100.0%		$ 620,550,725

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS: (H)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Short	(175)	12/30/2016	$—	$(5,911)
5-Year U.S. Treasury Note	Long	120	12/30/2016	—	(31,247)
10-Year U.S. Treasury Note	Long	100	12/20/2016	21,607	—
U.S. Treasury Bond	Long	112	12/20/2016	—	(275,952)

Total				$21,607	$(313,110)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$20,335,353	$—	$20,335,353
Corporate Debt Securities	—	63,591,044	—	63,591,044
Mortgage-Backed Securities	—	6,209,403	—	6,209,403
Municipal Government Obligations	—	7,589,508	—	7,589,508
U.S. Government Agency Obligations	—	220,464,358	—	220,464,358
U.S. Government Obligations	—	300,477,860	—	300,477,860
Repurchase Agreements	—	66,286,957	—	66,286,957

Total Investments	$—	$684,954,483	$—	$684,954,483

Other Financial Instruments
Futures Contracts (J)	$21,607	$—	$—	$21,607

Total Other Financial Instruments	$21,607	$—	$—	$21,607

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(313,110)	$—	$—	$(313,110)

Total Other Financial Instruments	$(313,110)	$—	$—	$(313,110)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $20,256,780, representing 3.3% of the Portfolio’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Cash in the amount of $89,680 has been segregated by the custodian as collateral for open TBA commitment transactions.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2016.
(F)	Rates disclosed reflect the yields at September 30, 2016.
(G)

Aggregate cost for federal income tax purposes is $669,713,073. Aggregate gross unrealized appreciation and depreciation for all securities is $17,003,640 and $1,762,230, respectively. Net unrealized appreciation for tax purposes is $15,241,410.

(H)	Cash in the amount of $3,120,382 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.9%
U.S. Fixed Income Fund - 94.9%
American Funds Insurance Series - Asset Allocation Fund	12,970,905	$ 280,430,963

Total Investment Company (Cost $270,856,620)		280,430,963

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
State Street Bank & Trust Co. 0.03% (A), dated 09/30/2016, to be repurchased at $14,973,404 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 07/27/2018, and with a value of $15,275,000.	$ 14,973,366	14,973,366

Total Repurchase Agreement (Cost $14,973,366)		14,973,366

Total Investments (Cost $285,829,986) (B)		295,404,329
Net Other Assets (Liabilities) - 0.0% (C)		19,821

Net Assets - 100.0%		$ 295,424,150

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$280,430,963	$—	$—	$280,430,963
Repurchase Agreement	—	14,973,366	—	14,973,366

Total Investments	$280,430,963	$14,973,366	$—	$295,404,329

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $285,829,986. Aggregate gross unrealized appreciation for all securities is $9,574,343.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
International Equity Funds - 12.9%
Transamerica Developing Markets Equity (A) (B)	4,508,680	$ 44,500,673
Transamerica International Equity (A)	4,950,095	83,953,617
Transamerica International Equity Opportunities (A)	6,076,096	45,084,629
Transamerica International Small Cap Value (A)	1,843,524	21,366,441

		194,905,360

International Fixed Income Funds - 5.3%
Transamerica Unconstrained Bond (A)	2,328,410	22,981,402
Transamerica Voya Limited Maturity Bond VP (C)	5,635,517	56,636,942

		79,618,344

U.S. Equity Funds - 24.1%
Transamerica Jennison Growth VP (C)	3,877,036	34,777,015
Transamerica JPMorgan Enhanced Index VP (C)	8,561,502	150,596,814
Transamerica JPMorgan Mid Cap Value VP (C)	1,215,207	22,578,540
Transamerica Large Cap Value (A)	5,326,865	67,970,801
Transamerica Mid Cap Value Opportunities (A)	1,892,889	22,809,311
Transamerica T. Rowe Price Small Cap VP (C)	2,292,616	30,033,263
Transamerica WMC US Growth VP (C)	1,424,425	33,573,709

		362,339,453

U.S. Fixed Income Funds - 54.5%
Transamerica Core Bond (A)	9,526,677	97,743,705
Transamerica Floating Rate (A)	747,890	7,426,545
Transamerica High Yield Bond (A)	11,499,562	105,565,982
Transamerica Intermediate Bond (A)	35,057,649	364,248,971
Transamerica PIMCO Total Return VP (C)	21,433,438	244,341,197

		819,326,400

Total Investment Companies (Cost $1,458,512,644)		1,456,189,557

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Note
0.50%, 01/31/2017 (D)	$ 2,715,000	2,716,589

Total U.S. Government Obligation (Cost $2,716,573)		2,716,589

REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $44,780,725 on 10/03/2016. Collateralized by U.S. Government Obligations, 0.75% - 8.50%, due 09/30/2018 - 02/29/2020, and with a total value of $45,680,049.	44,780,613	44,780,613

Total Repurchase Agreement (Cost $44,780,613)		44,780,613

Value
Total Investments (Cost $1,506,009,830) (F)	$ 1,503,686,759
Net Other Assets (Liabilities) - 0.0% (G)	426,789

Net Assets - 100.0%	$ 1,504,113,548

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Short	(4)	12/16/2016	$—	$(2,756)
MSCI Emerging Markets Mini Index	Short	(1)	12/16/2016	588	—
Russell 2000® Mini Index	Short	(1)	12/16/2016	—	(3,817)
S&P 500® E-Mini	Long	410	12/16/2016	364,204	—
U.S. Treasury Bond	Long	108	12/20/2016	—	(77,342)

Total				$364,792	$(83,915)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,456,189,557	$—	$—	$1,456,189,557
U.S. Government Obligation	—	2,716,589	—	2,716,589
Repurchase Agreement	—	44,780,613	—	44,780,613

Total Investments	$1,456,189,557	$47,497,202	$—	$1,503,686,759

Other Financial Instruments
Futures Contracts (I)	$364,792	$—	$—	$364,792

Total Other Financial Instruments	$364,792	$—	$—	$364,792

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(83,915)	$—	$—	$(83,915)

Total Other Financial Instruments	$(83,915)	$—	$—	$(83,915)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $490,287.

(E)	Rate disclosed reflects the yield at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $1,506,009,830. Aggregate gross unrealized appreciation and depreciation for all securities is $13,138,932 and $15,462,003, respectively. Net unrealized depreciation for tax purposes is $2,323,071.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.2%
International Equity Funds - 34.0%
Transamerica Developing Markets Equity (A) (B)	8,266,583	$ 81,591,170
Transamerica International Equity (A)	6,477,267	109,854,446
Transamerica International Equity Opportunities (A)	12,367,032	91,763,376
Transamerica International Small Cap Value (A)	2,409,063	27,921,041

		311,130,033

U.S. Alternative Fund - 5.9%
Transamerica Clarion Global Real Estate Securities VP (C)	4,157,133	54,458,436

U.S. Equity Funds - 55.3%
Transamerica Jennison Growth VP (C)	8,868,511	79,550,546
Transamerica JPMorgan Enhanced Index VP (C)	5,229,555	91,987,864
Transamerica JPMorgan Mid Cap Value VP (C)	861,010	15,997,562
Transamerica Large Cap Value (A)	11,570,697	147,642,096
Transamerica Mid Cap Growth (A) (B)	998,218	11,549,381
Transamerica Mid Cap Value Opportunities (A)	1,335,221	16,089,408
Transamerica Small Cap Value (A)	1,817,967	18,361,469
Transamerica Small Company Growth Liquidating Trust (B) (D) (E) (F) (G)	3,075	1,653
Transamerica T. Rowe Price Small Cap VP (C)	2,097,056	27,471,430
Transamerica Voya Mid Cap Opportunities VP (C)	1,682,943	20,616,047
Transamerica WMC US Growth VP (C)	3,259,526	76,827,025

		506,094,481

Total Investment Companies (Cost $855,818,663)		871,682,950

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury Note
0.50%, 01/31/2017 (H)	$ 6,825,000	6,828,993

Total U.S. Government Obligation (Cost $6,828,480)		6,828,993

REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% (I), dated 09/30/2016, to be repurchased at $37,272,325 on 10/03/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.75% - 0.88%, due 04/12/2018 - 09/30/2018, and with a total value of $38,025,312.	37,272,232	37,272,232

Total Repurchase Agreement (Cost $37,272,232)		37,272,232

Value
Total Investments (Cost $899,919,375) (J)	$ 915,784,175
Net Other Assets (Liabilities) - (0.0)% (K)	(203,677)

Net Assets - 100.0%	$ 915,580,498

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	1	12/16/2016	$268	$—
Russell 2000® Mini Index	Short	(3)	12/16/2016	—	(11,451)
S&P 500® E-Mini	Long	421	12/16/2016	870,700	—

Total				$870,968	$(11,451)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$871,681,297	$—	$—	$871,681,297
U.S. Government Obligation	—	6,828,993	—	6,828,993
Repurchase Agreement	—	37,272,232	—	37,272,232

Total	$871,681,297	$44,101,225	$—	$915,782,522

Investment Companies Measured at Net Asset Value (M)				1,653

Total Investments				915,784,175

Other Financial Instruments
Futures Contracts (N)	$870,968	$—	$—	$870,968

Total Other Financial Instruments	$870,968	$—	$—	$870,968

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(11,451)	$—	$—	$(11,451)

Total Other Financial Instruments	$(11,451)	$—	$—	$(11,451)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $1,653, representing less than 0.1% of the Portfolio’s net assets.

(F)	Illiquid security. At September 30, 2016, value of the illiquid security is $1,653, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At September 30, 2016, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,653	0.0	%(K)

(H)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $2,121,240.

(I)	Rate disclosed reflects the yield at September 30, 2016.
(J)

Aggregate cost for federal income tax purposes is $899,919,375. Aggregate gross unrealized appreciation and depreciation for all securities is $28,365,854 and $12,501,054, respectively. Net unrealized appreciation for tax purposes is $15,864,800.

(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.3%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	70,452	$ 396,835

International Equity Funds - 24.0%
Transamerica Developing Markets Equity (B) (G)	24,062,413	237,496,021
Transamerica International Equity (G)	27,201,343	461,334,771
Transamerica International Equity Opportunities (G)	45,433,917	337,119,663
Transamerica International Small Cap Value (G)	10,150,550	117,644,878

		1,153,595,333

International Fixed Income Funds - 2.5%
Transamerica Global Bond (G)	4,608,954	46,965,240
Transamerica Unconstrained Bond (G)	7,318,474	72,233,336

		119,198,576

U.S. Alternative Fund - 3.9%
Transamerica Clarion Global Real Estate Securities VP (H)	14,428,186	189,009,231

U.S. Equity Funds - 44.3%
Transamerica Jennison Growth VP (H)	26,206,707	235,074,160
Transamerica JPMorgan Enhanced Index VP (H)	41,167,246	724,131,852
Transamerica JPMorgan Mid Cap Value VP (H)	3,890,077	72,277,638
Transamerica Large Cap Value (G)	36,047,001	459,959,737
Transamerica Mid Cap Growth (B) (G)	5,835,682	67,518,836
Transamerica Mid Cap Value Opportunities (G)	6,054,448	72,956,100
Transamerica Small Cap Value (G)	7,236,994	73,093,643
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	16,244	8,731
Transamerica T. Rowe Price Small Cap VP (H)	9,171,823	120,150,883
Transamerica Voya Mid Cap Opportunities VP (H)	6,417,664	78,616,383
Transamerica WMC US Growth VP (H)	9,631,371	227,011,403

		2,130,799,366

U.S. Fixed Income Funds - 23.6%
Transamerica Core Bond (G)	16,421,021	168,479,677
Transamerica Floating Rate (G)	14,568,199	144,662,213
Transamerica High Yield Bond (G)	26,721,052	245,299,254
Transamerica Intermediate Bond (G)	28,727,872	298,482,591
Transamerica PIMCO Total Return VP (H)	24,304,851	277,075,302

		1,133,999,037

Total Investment Companies (Cost $4,642,095,925)		4,726,998,378

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Note
0.50%, 01/31/2017 (I)	$ 26,160,000	$ 26,175,304

Total U.S. Government Obligation (Cost $26,171,143)		26,175,304

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (J), dated 09/30/2016, to be repurchased at $60,197,320 on 10/03/2016. Collateralized by U.S. Government Obligations, 3.50% - 8.50%, due 02/15/2020 - 05/15/2020, and with a total value of $61,405,985.	60,197,169	60,197,169

Total Repurchase Agreement (Cost $60,197,169)		60,197,169

Total Investments (Cost $4,728,464,237) (K)		4,813,370,851
Net Other Assets (Liabilities) - (0.1)%		(2,481,478)

Net Assets - 100.0%		$ 4,810,889,373

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	2	12/16/2016	$1,311	$—
MSCI Emerging Markets Mini Index	Short	(19)	12/16/2016	11,172	—
Russell 2000® Mini Index	Short	(21)	12/16/2016	—	(80,157)
S&P 500® E-Mini	Long	2,188	12/16/2016	4,854,955	—
U.S. Treasury Bond	Long	346	12/20/2016	—	(251,202)

Total				$4,867,438	$(331,359)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,726,592,812	$—	$—	$4,726,592,812
U.S. Government Obligation	—	26,175,304	—	26,175,304
Repurchase Agreement	—	60,197,169	—	60,197,169

Total	$4,726,592,812	$86,372,473	$—	$4,812,965,285

Investment Companies Measured at Net Asset Value (M)				405,566

Total Investments				4,813,370,851

Other Financial Instruments
Futures Contracts (N)	$4,867,438	$—	$—	$4,867,438

Total Other Financial Instruments	$4,867,438	$—	$—	$4,867,438

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(331,359)	$—	$—	$(331,359)

Total Other Financial Instruments	$(331,359)	$—	$—	$(331,359)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $405,566, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $405,566, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted securities. At September 30, 2016, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$396,835	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	8,731	0.0	(A)

Total			$887,276	$405,566	0.0	%(A)

(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $11,785,981.

(J)	Rate disclosed reflects the yield at September 30, 2016.
(K)

Aggregate cost for federal income tax purposes is $4,728,464,237. Aggregate gross unrealized appreciation and depreciation for all securities is $141,739,763 and $56,833,149, respectively. Net unrealized appreciation for tax purposes is $84,906,614.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	36,728	$ 206,876

International Equity Funds - 18.0%
Transamerica Developing Markets Equity (B) (G)	24,413,300	240,959,272
Transamerica International Equity (G)	25,867,154	438,706,940
Transamerica International Equity Opportunities (G)	41,158,869	305,398,807
Transamerica International Small Cap Value (G)	9,636,311	111,684,844

		1,096,749,863

International Fixed Income Funds - 2.0%
Transamerica Unconstrained Bond (G)	9,296,102	91,752,531
Transamerica Voya Limited Maturity Bond VP (H)	2,863,619	28,779,373

		120,531,904

U.S. Equity Funds - 36.2%
Transamerica Jennison Growth VP (H)	28,052,906	251,634,564
Transamerica JPMorgan Enhanced Index VP (H)	41,780,345	734,916,275
Transamerica JPMorgan Mid Cap Value VP (H)	3,282,992	60,997,998
Transamerica Large Cap Value (G)	38,496,648	491,217,234
Transamerica Mid Cap Growth (B) (G)	5,328,448	61,650,142
Transamerica Mid Cap Value Opportunities (G)	7,703,943	92,832,507
Transamerica Small Cap Value (G)	6,110,709	61,718,158
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	5,959	3,203
Transamerica T. Rowe Price Small Cap VP (H)	9,315,786	122,036,794
Transamerica Voya Mid Cap Opportunities VP (H)	7,634,286	93,520,007
Transamerica WMC US Growth VP (H)	10,310,643	243,021,845

		2,213,548,727

U.S. Fixed Income Funds - 39.9%
Transamerica Core Bond (G)	35,030,545	359,413,396
Transamerica Floating Rate (G)	10,741,114	106,659,261
Transamerica High Yield Bond (G)	40,036,178	367,532,115
Transamerica Intermediate Bond (G)	89,603,661	930,982,042
Transamerica PIMCO Total Return VP (H)	58,965,926	672,211,560

		2,436,798,374

Total Investment Companies (Cost $5,819,783,151)		5,867,835,744

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury Note
0.50%, 01/31/2017 (I)	$ 45,115,000	45,141,392

Total U.S. Government Obligation (Cost $45,139,507)		45,141,392

	Principal	Value
REPURCHASE AGREEMENT - 3.2%

State Street Bank & Trust Co. 0.03% (J), dated 09/30/2016, to be repurchased at $194,158,045 on 10/03/2016. Collateralized by U.S. Government Obligations, 1.00% - 3.50%, due 07/15/2017 - 05/15/2020, and with a total value of $198,047,416.

	$ 194,157,560	$ 194,157,560

Total Repurchase Agreement (Cost $194,157,560)		194,157,560

Total Investments (Cost $6,059,080,218) (K)		6,107,134,696
Net Other Assets (Liabilities) - (0.1)%		(3,161,369)

Net Assets - 100.0%		$ 6,103,973,327

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Short	(19)	12/16/2016	$—	$(24,644)
MSCI Emerging Markets Mini Index	Short	(18)	12/16/2016	10,584	—
Russell 2000® Mini Index	Short	(30)	12/16/2016	—	(114,510)
S&P 500® E-Mini	Long	2,208	12/16/2016	4,898,830	—
U.S. Treasury Bond	Long	439	12/20/2016	—	(318,791)

Total				$4,909,414	$(457,945)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,867,625,665	$—	$—	$5,867,625,665
U.S. Government Obligation	—	45,141,392	—	45,141,392
Repurchase Agreement	—	194,157,560	—	194,157,560

Total	$5,867,625,665	$239,298,952	$—	$6,106,924,617

Investment Companies Measured at Net Asset Value (M)				210,079

Total Investments				6,107,134,696

Other Financial Instruments
Futures Contracts (N)	$4,909,414	$—	$—	$4,909,414

Total Other Financial Instruments	$4,909,414	$—	$—	$4,909,414

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(457,945)	$—	$—	$(457,945)

Total Other Financial Instruments	$(457,945)	$—	$—	$(457,945)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $210,079, representing less than 0.1% of the Portfolio’s net assets.

(D)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $210,079, representing less than 0.1% of the Portfolio’s net assets.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Restricted securities. At September 30, 2016, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$206,876	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,203	0.0	(A)

Total			$437,464	$210,079	0.0	%(A)

(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $12,457,283.

(J)	Rate disclosed reflects the yield at September 30, 2016.
(K)

Aggregate cost for federal income tax purposes is $6,059,080,218. Aggregate gross unrealized appreciation and depreciation for all securities is $105,707,620 and $57,653,142, respectively. Net unrealized appreciation for tax purposes is $48,054,478.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 6.0%
General Dynamics Corp.	90,100	$ 13,979,916
Raytheon Co.	221,800	30,193,634
United Technologies Corp.	90,200	9,164,320

		53,337,870

Airlines - 2.2%
Southwest Airlines Co.	495,400	19,266,106

Auto Components - 0.8%
Johnson Controls International PLC	159,952	7,442,567

Banks - 12.4%
Bank of America Corp.	2,420,100	37,874,565
Comerica, Inc., Class A	165,400	7,826,728
JPMorgan Chase & Co.	335,300	22,327,627
PNC Financial Services Group, Inc.	83,000	7,477,470
Wells Fargo & Co.	776,700	34,392,276

		109,898,666

Capital Markets - 5.3%
Ameriprise Financial, Inc.	135,900	13,558,743
State Street Corp.	475,400	33,102,102

		46,660,845

Construction Materials - 3.0%
CRH PLC, ADR	793,992	26,416,114

Consumer Finance - 2.2%
American Express Co.	306,100	19,602,644

Containers & Packaging - 1.0%
International Paper Co.	181,800	8,722,764

Diversified Telecommunication Services - 7.2%
AT&T, Inc.	772,900	31,387,469
Verizon Communications, Inc.	626,000	32,539,480

		63,926,949

Electric Utilities - 2.7%
Entergy Corp., Class B	316,200	24,262,026

Food & Staples Retailing - 3.0%
Wal-Mart Stores, Inc.	374,500	27,008,940

Health Care Equipment & Supplies - 3.0%
Medtronic PLC	310,400	26,818,560

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	209,600	16,285,920

Household Durables - 1.9%
Lennar Corp., Class A	206,200	8,730,508
Whirlpool Corp.	51,700	8,383,672

		17,114,180

Industrial Conglomerates - 2.0%
Honeywell International, Inc.	154,400	18,001,496

Insurance - 3.5%
Loews Corp.	373,700	15,377,755
XL Group, Ltd.	463,800	15,597,594

		30,975,349

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.0%
International Business Machines Corp.	113,900	$ 18,093,015

Machinery - 2.7%
Stanley Black & Decker, Inc.	192,831	23,714,356

Metals & Mining - 0.6%
Rio Tinto PLC, ADR (A)	163,100	5,447,540

Multiline Retail - 2.2%
Target Corp.	278,800	19,147,984

Oil, Gas & Consumable Fuels - 9.1%
BP PLC, ADR	645,548	22,697,468
ConocoPhillips	399,831	17,380,653
Occidental Petroleum Corp.	300,959	21,945,930
Phillips 66	234,800	18,913,140

		80,937,191

Pharmaceuticals - 12.9%
Johnson & Johnson	313,000	36,974,690
Merck & Co., Inc.	584,400	36,472,404
Pfizer, Inc.	1,222,300	41,399,301

		114,846,395

Road & Rail - 1.3%
Norfolk Southern Corp.	114,200	11,084,252

Specialty Retail - 1.1%
Gap, Inc., Class A (A)	439,200	9,767,808

Tobacco - 6.1%
Altria Group, Inc.	339,700	21,479,231
Philip Morris International, Inc.	335,300	32,597,866

		54,077,097

Total Common Stocks (Cost $736,139,663)		852,856,634

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	12,245,165	12,245,165

Total Securities Lending Collateral (Cost $12,245,165)		12,245,165

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $25,228,447 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2019, and with a value of $25,735,968.	$ 25,228,384	25,228,384

Total Repurchase Agreement (Cost $25,228,384)		25,228,384

Total Investments (Cost $773,613,212) (C)		890,330,183
Net Other Assets (Liabilities) - (0.2)%		(2,144,889)

Net Assets - 100.0%		$ 888,185,294

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$852,856,634	$—	$—	$852,856,634
Securities Lending Collateral	12,245,165	—	—	12,245,165
Repurchase Agreement	—	25,228,384	—	25,228,384

Total Investments	$865,101,799	$25,228,384	$—	$890,330,183

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,965,011. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $773,613,212. Aggregate gross unrealized appreciation and depreciation for all securities is $155,793,998 and $39,077,027, respectively. Net unrealized appreciation for tax purposes is $116,716,971.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 24.9%
iShares Edge MSCI Min Vol EAFE ETF	28,402	$ 1,921,111
iShares Edge MSCI Min Vol Emerging Markets ETF	10,056	543,627

		2,464,738

U.S. Equity Funds - 74.9%
iShares Edge MSCI Min Vol USA ETF	35,125	1,595,729
iShares Edge MSCI USA Momentum Factor ETF	20,699	1,601,482
iShares Edge MSCI USA Quality Factor ETF	23,766	1,603,967
iShares Edge MSCI USA Size Factor ETF	14,133	986,328
iShares Edge MSCI USA Value Factor ETF	24,675	1,610,784

		7,398,290

Total Exchange-Traded Funds (Cost $9,798,723)		9,863,028

Total Investments (Cost $9,798,723) (A)		9,863,028

Net Other Assets (Liabilities) - 0.2%		21,954

Net Assets - 100.0%		$ 9,884,982

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$9,863,028	$—	$—	$9,863,028

Total Investments	$9,863,028	$—	$—	$9,863,028

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $9,798,723. Aggregate gross unrealized appreciation and depreciation for all securities is $86,789 and $22,484, respectively. Net unrealized appreciation for tax purposes is $64,305.

(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Alternative Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	18,757,160	$ 158,498,000

Total Investment Company (Cost $173,740,296)		158,498,000

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $7,666,922 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 07/27/2018, and with a value of $7,825,000.	$ 7,666,903	7,666,903

Total Repurchase Agreement (Cost $7,666,903)		7,666,903

Total Investments (Cost $181,407,199) (C)		166,164,903
Net Other Assets (Liabilities) - 0.4%		738,134

Net Assets - 100.0%		$ 166,903,037

FUTURES CONTRACTS: (D)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(17)	12/19/2016	$—	$(5,420)
EURO STOXX 50® Index	Short	(72)	12/16/2016	—	(33,513)
FTSE 100 Index	Short	(9)	12/16/2016	—	(20,673)
GBP Currency	Short	(9)	12/19/2016	7,105	—
JPY Currency	Short	(23)	12/19/2016	—	(10,125)
MSCI Emerging Markets Mini Index	Short	(24)	12/16/2016	—	(22,219)
Nikkei 225 Index	Short	(18)	12/08/2016	—	(4,058)
Russell 2000® Mini Index	Short	(1)	12/16/2016	—	(2,811)
S&P 500® E-Mini	Short	(71)	12/16/2016	—	(101,436)
S&P Midcap 400 E-Mini Index	Short	(7)	12/16/2016	—	(22,735)

Total				$7,105	$(222,990)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$158,498,000	$—	$—	$158,498,000
Repurchase Agreement	—	7,666,903	—	7,666,903

Total Investments	$158,498,000	$7,666,903	$—	$166,164,903

Other Financial Instruments
Futures Contracts (F)	$7,105	$—	$—	$7,105

Total Other Financial Instruments	$7,105	$—	$—	$7,105

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(222,990)	$—	$—	$(222,990)

Total Other Financial Instruments	$(222,990)	$—	$—	$(222,990)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at September 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $181,407,199. Aggregate gross unrealized depreciation for all securities is $15,242,296.
(D)	Cash in the amount of $1,164,307 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.4%
International Alternative Fund - 95.4%
Transamerica Blackrock Global Allocation VP (A)	19,741,177	$ 166,812,947

Total Investment Company (Cost $184,479,038)		166,812,947

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $7,663,403 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 07/27/2018, and with a value of $7,820,000.	$ 7,663,384	7,663,384

Total Repurchase Agreement (Cost $7,663,384)		7,663,384

Total Investments (Cost $192,142,422) (C)		174,476,331
Net Other Assets (Liabilities) - 0.2%		363,253

Net Assets - 100.0%		$ 174,839,584

FUTURES CONTRACTS: (D)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Long	18	12/19/2016	$4,535	$—
EURO STOXX 50® Index	Short	(6)	12/16/2016	—	(3,172)
FTSE 100 Index	Short	(1)	12/16/2016	—	(1,264)
GBP Currency	Long	6	12/19/2016	—	(7,017)
JPY Currency	Long	13	12/19/2016	2,865	—
S&P 500® E-Mini	Long	2	12/16/2016	—	(1,037)

Total				$7,400	$(12,490)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$166,812,947	$—	$—	$166,812,947
Repurchase Agreement	—	7,663,384	—	7,663,384

Total Investments	$166,812,947	$7,663,384	$—	$174,476,331

Other Financial Instruments
Futures Contracts (F)	$7,400	$—	$—	$7,400

Total Other Financial Instruments	$7,400	$—	$—	$7,400

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(12,490)	$—	$—	$(12,490)

Total Other Financial Instruments	$(12,490)	$—	$—	$(12,490)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at September 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $192,142,422. Aggregate gross unrealized depreciation for all securities is $17,666,091.
(D)	Cash in the amount of $237,686 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 52.7%
Australia - 0.2%
Westpac Banking Corp.	148,885	$ 3,362,638

Austria - 0.0% (A)
Erste Group Bank AG (B)	11,978	354,754
Raiffeisen Bank International AG (B)	24,655	375,422

		730,176

Belgium - 0.3%
Anheuser-Busch InBev SA	24,859	3,256,095
KBC Group NV (B)	5,840	339,958
Umicore SA	23,329	1,463,115

		5,059,168

Bermuda - 0.0% (A)
Axis Capital Holdings, Ltd.	5,015	272,465

Canada - 0.8%
Brookfield Asset Management, Inc., Class A	66,042	2,323,358
Brookfield Asset Management, Inc., Class A	4,430	155,765
Cameco Corp., Class A	128,544	1,100,337
Cenovus Energy, Inc.	84,558	1,213,634
EnCana Corp.	436,607	4,571,275
Fairfax Financial Holdings, Ltd.	2,540	1,488,280
Platinum Group Metals, Ltd. (B) (C)	244,229	669,187
Platinum Group Metals, Ltd. (B) (C)	67,342	185,813
Toronto-Dominion Bank	70,851	3,145,213

		14,852,862

China - 0.4%
Alibaba Group Holding, Ltd., ADR (B)	58,449	6,183,320
Haitian International Holdings, Ltd., Series B	467,000	918,779

		7,102,099

Czech Republic - 0.0% (A)
CEZ AS	4,671	83,231

Denmark - 0.1%
Novo Nordisk A/S, Class B	22,907	951,823

Finland - 0.2%
Nokia OYJ	599,111	3,472,737

France - 2.8%
Accor SA	54,875	2,176,642
Aeroports de Paris, Class A	5,391	534,622
Airbus Group SE	102,161	6,178,813
Arkema SA	11,418	1,056,896
AXA SA	117,826	2,506,894
BNP Paribas SA	60,618	3,116,717
Cie de Saint-Gobain	47,795	2,065,473
Credit Agricole SA	36,851	363,379
Danone SA	32,683	2,424,988
Dassault Aviation SA	2,277	2,526,021
Engie SA	62,106	962,083
LVMH Moet Hennessy Louis Vuitton SE	11,978	2,042,542
Natixis, Class A	79,384	369,991
Publicis Groupe SA	35,122	2,656,062
Safran SA	82,561	5,935,670
Sanofi	86,949	6,606,676

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Societe Generale SA	9,782	$ 338,229
TOTAL SA, ADR (C)	4,041	192,756
TOTAL SA	39,849	1,887,712
Ubisoft Entertainment SA (B)	22,682	856,122
Unibail-Rodamco SE, REIT	7,589	2,046,024
Vinci SA	28,009	2,143,320

		48,987,632

Germany - 0.8%
Allianz SE, Class A	9,271	1,375,765
BASF SE, Class R	25,921	2,216,197
Commerzbank AG	49,976	322,134
Deutsche Telekom AG	232,763	3,901,194
Evonik Industries AG	42,538	1,438,091
HUGO BOSS AG, Class A	15,652	865,507
Siemens AG, Class A	17,563	2,055,802
Volkswagen AG	576	83,566
Vonovia SE	64,201	2,430,810

		14,689,066

Hong Kong - 0.6%
AIA Group, Ltd.	318,600	2,117,455
Beijing Enterprises Holdings, Ltd.	169,000	856,286
Brilliance China Automotive Holdings, Ltd.	668,000	749,265
Cheung Kong Infrastructure Holdings, Ltd.	27,000	232,183
CLP Holdings, Ltd.	25,500	263,502
Haier Electronics Group Co., Ltd.	260,000	429,735
Hang Lung Properties, Ltd.	52,000	116,920
Jardine Matheson Holdings, Ltd.	2,300	139,403
Link REIT	36,500	268,230
Sino Land Co., Ltd.	54,000	95,519
Sun Hung Kai Properties, Ltd.	304,000	4,589,552
Swire Pacific, Ltd., Class A	13,000	140,033
Wharf Holdings, Ltd.	40,000	291,114

		10,289,197

Indonesia - 0.1%
Siloam International Hospitals Tbk PT (B)	1,315,834	1,038,471

Ireland - 0.4%
Accenture PLC, Class A	4,243	518,367
CRH PLC	63,924	2,122,747
Medtronic PLC	10,005	864,432
Perrigo Co. PLC	37,339	3,447,510

		6,953,056

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd., ADR	94,725	4,358,297

Italy - 0.6%
Ei Towers SpA (B)	58,411	3,077,389
Enel SpA	299,528	1,335,131
Luxottica Group SpA	18,259	872,138
Mediobanca SpA	46,607	303,141
RAI Way SpA (D)	291,205	1,177,650
Snam SpA	59,086	327,623
Telecom Italia SpA (B)	3,913,950	3,231,380
UniCredit SpA, Class A	136,544	317,817

		10,642,269

Japan - 9.7%
Aisin Seiki Co., Ltd.	41,200	1,866,910
Ajinomoto Co., Inc.	116,300	2,571,892
Alfresa Holdings Corp. (C)	19,300	404,823
Alpine Electronics, Inc.	13,500	176,530
Asahi Group Holdings, Ltd. (C)	59,800	2,161,893

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp. (C)	255,000	$ 2,013,747
Astellas Pharma, Inc.	106,000	1,644,801
Autobacs Seven Co., Ltd. (C)	12,100	172,423
Bridgestone Corp.	72,600	2,653,278
Canon Marketing Japan, Inc.	16,400	302,754
Chiyoda Corp.	51,000	415,423
Chubu Electric Power Co., Inc.	75,000	1,084,266
COMSYS Holdings Corp.	19,700	347,161
Daikin Industries, Ltd. (C)	22,200	2,047,159
Daiwa Securities Group, Inc.	304,000	1,692,003
Denso Corp.	96,100	3,790,740
East Japan Railway Co.	71,000	6,357,478
Exedy Corp. (C)	8,200	206,526
Fuji Heavy Industries, Ltd.	153,200	5,672,955
FUJIFILM Holdings Corp.	12,400	454,644
Fukuoka Financial Group, Inc., Class A	236,000	970,485
Futaba Industrial Co., Ltd.	55,600	274,148
GS Yuasa Corp.	179,000	730,792
Hino Motors, Ltd. (C)	34,100	360,151
Hirose Electric Co., Ltd.	3,300	429,565
Hitachi Chemical Co., Ltd.	68,500	1,557,724
Honda Motor Co., Ltd. (C)	76,300	2,172,637
Hoya Corp.	106,400	4,236,904
Inpex Corp.	313,800	2,813,539
Isuzu Motors, Ltd.	159,500	1,855,236
Japan Airlines Co., Ltd.	187,000	5,456,664
Japan Tobacco, Inc.	24,100	978,925
JGC Corp. (C)	75,900	1,306,104
JSR Corp. (C)	24,700	384,609
Kamigumi Co., Ltd.	36,000	311,701
KDDI Corp.	134,200	4,122,410
Keyence Corp.	2,200	1,593,728
Kinden Corp.	45,500	520,487
Koito Manufacturing Co., Ltd.	22,600	1,087,599
Komatsu, Ltd.	112,600	2,548,366
Kubota Corp.	131,500	1,962,677
Kuraray Co., Ltd.	14,800	217,611
Kurita Water Industries, Ltd.	13,800	325,250
Kyocera Corp. (C)	37,600	1,788,322
Kyushu Electric Power Co., Inc.	33,400	311,586
Mabuchi Motor Co., Ltd.	10,000	546,324
Maeda Road Construction Co., Ltd.	13,000	230,886
Makita Corp.	13,100	924,964
Medipal Holdings Corp.	22,100	379,866
Mitsubishi Electric Corp.	338,000	4,274,789
Mitsubishi Estate Co., Ltd.	334,000	6,218,549
Mitsubishi UFJ Financial Group, Inc.	563,900	2,808,795
MS&AD Insurance Group Holdings, Inc.	104,700	2,880,141
Murata Manufacturing Co., Ltd. (C)	26,500	3,405,108
Nabtesco Corp.	33,100	928,648
NEC Corp.	688,000	1,757,231
Nintendo Co., Ltd.	12,700	3,332,020
Nippo Corp. (C)	18,000	339,569
Nippon Telegraph & Telephone Corp.	56,000	2,548,040
Nippon Television Holdings, Inc.	23,300	391,531
Nitori Holdings Co., Ltd.	8,100	962,527
Nitto Denko Corp. (C)	36,300	2,328,956
NTT DOCOMO, Inc.	44,000	1,111,661
Okumura Corp.	176,000	992,772
Omron Corp.	16,700	593,694
Otsuka Holdings Co., Ltd.	13,400	606,406
Rinnai Corp. (C)	11,500	1,060,352
ROHM Co., Ltd.	45,500	2,369,114
Sanrio Co., Ltd. (C)	43,800	796,913
Sawai Pharmaceutical Co., Ltd. (C)	6,600	467,314
Secom Co., Ltd.	7,200	533,086
Sega Sammy Holdings, Inc.	84,800	1,200,020

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seino Holdings Co., Ltd.	25,200	$ 262,674
Sekisui Chemical Co., Ltd.	2,600	37,050
Seven & i Holdings Co., Ltd.	55,800	2,617,628
Shimamura Co., Ltd.	4,800	580,326
Shin-Etsu Chemical Co., Ltd.	89,400	6,173,057
SHO-BOND Holdings Co., Ltd. (C)	4,400	203,718
SKY Perfect JSAT Holdings, Inc.	38,200	186,093
SMC Corp.	4,300	1,225,058
Sompo Japan Nipponkoa Holdings, Inc.	93,000	2,719,703
Sony Financial Holdings, Inc.	112,200	1,528,013
Stanley Electric Co., Ltd.	22,100	589,958
Sumco Corp. (C)	129,500	1,048,464
Sumitomo Electric Industries, Ltd.	112,600	1,572,325
Sumitomo Mitsui Financial Group, Inc.	108,700	3,623,155
Suzuken Co., Ltd.	9,800	320,852
Suzuki Motor Corp. (C)	159,200	5,275,006
Toda Corp.	185,000	966,915
Toho Co., Ltd.	14,800	487,471
Tokio Marine Holdings, Inc.	104,300	3,943,457
Tokyo Gas Co., Ltd.	754,000	3,328,144
Toray Industries, Inc. (C)	171,000	1,650,895
Toyota Industries Corp.	102,700	4,709,383
Toyota Motor Corp.	17,700	1,008,711
Trend Micro, Inc. (C)	18,300	633,430
TV Asahi Holdings Corp.	13,900	253,861
Ube Industries, Ltd.	641,000	1,213,668
West Japan Railway Co.	30,000	1,845,471
Yamada Denki Co., Ltd. (C)	345,000	1,701,100
Yamaha Corp. (C)	24,500	785,218
Yamato Kogyo Co., Ltd.	10,300	302,078
Zenkoku Hosho Co., Ltd. (C)	10,000	410,729

		169,547,513

Jersey, Channel Islands - 0.0% (A)
Integrated Diagnostics Holdings PLC (C) (D)	33,971	114,822

Mexico - 0.1%
Fibra Uno Administracion SA de CV, REIT	942,606	1,723,353
Telesites SAB de CV (B)	1,299,640	733,948

		2,457,301

Netherlands - 1.3%
ABN AMRO Group NV, CVA (D)	16,923	350,172
Akzo Nobel NV	99,149	6,715,038
ING Groep NV	314,175	3,878,682
Koninklijke Philips NV	116,255	3,445,096
Patheon NV (B)	38,411	1,138,118
Randstad Holding NV	36,319	1,654,396
Royal Dutch Shell PLC, Class A, ADR	122,855	6,151,350

		23,332,852

Poland - 0.0% (A)
Polski Koncern Naftowy Orlen SA	10,828	184,087

Portugal - 0.1%
NOS SGPS SA	159,736	1,086,864

Republic of Korea - 0.3%
Coway Co., Ltd.	2,863	247,996
Hyundai Motor Co.	16,911	2,080,574
KT&G Corp.	2,425	275,231
SK Hynixm, Inc.	46,152	1,684,578
SK Telecom Co., Ltd.	1,298	266,353

		4,554,732

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 0.6%
CapitaLand, Ltd.	1,772,400	$ 4,159,038
ComfortDelGro Corp., Ltd.	69,800	143,828
Global Logistic Properties, Ltd., Class L	2,799,800	3,839,280
Keppel Corp., Ltd.	379,700	1,500,757
Singapore Telecommunications, Ltd.	86,000	250,363

		9,893,266

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	56,258	340,128
Banco Santander SA, Class A	77,316	342,808
Cellnex Telecom SA (D)	179,877	3,253,242
Gas Natural SDG SA	60,627	1,245,987

		5,182,165

Sweden - 0.5%
SKF AB, Class B	327,192	5,648,475
Svenska Handelsbanken AB, A Shares	217,140	2,984,194

		8,632,669

Switzerland - 1.3%
Chubb, Ltd.	29,710	3,733,061
Cie Financiere Richemont SA (C)	28,700	1,748,883
Nestle SA	112,031	8,827,558
Novartis AG	36,714	2,887,236
Roche Holding AG	10,324	2,561,075
UBS Group AG	192,727	2,624,579
Zurich Insurance Group AG (B)	1,056	271,745

		22,654,137

Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	349,000	733,729
Chunghwa Telecom Co., Ltd.	71,000	250,291
Far EasTone Telecommunications Co., Ltd.	64,000	151,090
Formosa Chemicals & Fibre Corp.	47,000	126,401
Formosa Plastics Corp.	55,000	136,511
Fubon Financial Holding Co., Ltd.	162,000	239,288
Hon Hai Precision Industry Co., Ltd.	103,400	260,599
Nan Ya Plastics Corp.	59,000	116,699
Taiwan Mobile Co., Ltd.	43,000	154,328
Taiwan Semiconductor Manufacturing Co., Ltd.	308,000	1,793,240
Yulon Motor Co., Ltd.	202,000	177,541

		4,139,717

Thailand - 0.1%
Advanced Info Service PCL	51,900	239,654
Intouch Holdings PCL	99,200	154,597
PTT Global Chemical PCL	81,900	138,863
Siam Cement PCL	17,700	263,585
Thai Oil PCL	56,600	111,893

		908,592

United Arab Emirates - 0.1%
NMC Health PLC, Class A (C)	131,054	2,327,158

United Kingdom - 3.0%
Aggreko PLC	50,972	629,952
AstraZeneca PLC	76,040	4,931,902
BAE Systems PLC	687,723	4,670,893
Berkeley Group Holdings PLC	44,263	1,480,184
BP PLC, ADR	120,818	4,247,961
Burberry Group PLC	36,969	660,780
Coca-Cola European Partners PLC	3,107	123,969
Diageo PLC, ADR (C)	18,213	2,113,436

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	129,148	$ 2,750,302
HSBC Holdings PLC	1,097,148	8,229,506
Liberty Global PLC, Class A (B)	38,923	1,330,388
Liberty Global PLC LiLAC, Class A (B)	3,932	108,484
Meggitt PLC	183,350	1,071,797
Michael Kors Holdings, Ltd. (B)	56,303	2,634,417
National Grid PLC, Class B	18,836	266,604
Pearson PLC	176,923	1,726,769
Prudential PLC	72,156	1,278,019
Smiths Group PLC	103,322	1,960,600
Spire Healthcare Group PLC (D)	440,732	2,254,170
Unilever NV, CVA	66,709	3,078,058
Vodafone Group PLC, ADR (C)	94,551	2,756,162
Vodafone Group PLC	1,564,977	4,498,075

		52,802,428

United States - 27.6%
3M Co.	2,139	376,956
AbbVie, Inc., Class G	4,393	277,067
Activision Blizzard, Inc.	42,915	1,901,134
Adobe Systems, Inc. (B)	24,547	2,664,331
Aetna, Inc.	54,789	6,325,390
Air Products & Chemicals, Inc.	9,230	1,387,638
Alexion Pharmaceuticals, Inc. (B)	13,297	1,629,414
Alliance Data Systems Corp. (B)	1,170	251,000
Allstate Corp. (E)	54,287	3,755,575
Alphabet, Inc., Class A (B)	1,330	1,069,400
Alphabet, Inc., Class C (B)	23,349	18,148,944
Altria Group, Inc.	51,031	3,226,690
Amazon.com, Inc. (B)	9,078	7,601,100
Amdocs, Ltd.	6,650	384,703
American International Group, Inc. (E)	37,558	2,228,692
American Tower Corp., Class A, REIT (E)	5,412	613,342
American Water Works Co., Inc.	4,719	353,170
Amgen, Inc.	36,845	6,146,114
Anadarko Petroleum Corp., Class A	161,850	10,254,816
Anthem, Inc.	40,417	5,064,654
Apple, Inc. (E)	265,235	29,984,817
AT&T, Inc.	4,003	162,562
Axalta Coating Systems, Ltd. (B)	181,346	5,126,651
Bank of America Corp.	567,715	8,884,740
Baxter International, Inc.	37,540	1,786,904
Bed Bath & Beyond, Inc.	38,459	1,657,967
Berkshire Hathaway, Inc., Class A (B)	25	5,405,500
Berkshire Hathaway, Inc., Class B (B)	40,981	5,920,525
Biogen, Inc. (B)	3,178	994,809
Boeing Co.	1,748	230,282
Bristol-Myers Squibb Co.	59,543	3,210,559
Brookdale Senior Living, Inc., Class A (B)	144,462	2,520,862
Calpine Corp. (B)	23,746	300,149
Capital One Financial Corp.	4,607	330,921
Cardinal Health, Inc.	4,884	379,487
Catalent, Inc. (B)	69,195	1,787,999
Celgene Corp. (B)	9,679	1,011,746
Centene Corp. (B)	32,842	2,199,100
Charles Schwab Corp.	81,630	2,577,059
Charter Communications, Inc., Class A (B)	9,725	2,625,458
Chevron Corp.	1,328	136,678
Chipotle Mexican Grill, Inc., Class A (B) (C)	8,233	3,486,675
Cintas Corp.	4,455	501,633
Cisco Systems, Inc.	99,302	3,149,859
Citigroup, Inc.	99,988	4,722,433
CME Group, Inc., Class A	29,482	3,081,459
Coca-Cola Co.	48,343	2,045,876
Cognizant Technology Solutions Corp., Class A (B)	24,593	1,173,332

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Comcast Corp., Class A (E)	115,508	$ 7,662,801
CommScope Holding Co., Inc. (B)	140,545	4,231,810
Computer Sciences Corp.	5,636	294,256
Constellation Brands, Inc., Class A	3,017	502,300
Crown Castle International Corp., REIT	6,176	581,841
Crown Holdings, Inc. (B)	4,883	278,770
CVS Health Corp.	32,075	2,854,354
DaVita, Inc. (B)	33,855	2,236,800
Delta Air Lines, Inc.	90,882	3,577,116
Delta Topco, Ltd. (B) (F) (G) (H) (I)	1,531,260	15
Discover Financial Services	47,001	2,657,907
DISH Network Corp., Class A (B)	45,158	2,473,755
Dominion Resources, Inc.	15,693	1,165,519
Dr. Pepper Snapple Group, Inc.	2,505	228,732
Dropbox, Inc. (B) (F) (G) (H) (I)	171,990	1,869,531
E.I. du Pont de Nemours & Co.	84,789	5,678,319
Edgewell Personal Care Co. (B)	74,200	5,900,384
Electronic Arts, Inc. (B)	31,420	2,683,268
Eli Lilly & Co.	59,199	4,751,312
EQT Corp.	32,842	2,384,986
Expedia, Inc.	20,890	2,438,281
Exxon Mobil Corp.	29,322	2,559,224
Facebook, Inc., Class A (B)	113,849	14,603,411
Fifth Third Bancorp	6,301	128,918
Fitbit, Inc., Class A (B) (C)	74,844	1,110,685
Ford Motor Co.	202,542	2,444,682
Fortune Brands Home & Security, Inc.	29,737	1,727,720
General Dynamics Corp.	3,040	471,686
General Electric Co.	236,205	6,996,392
Gilead Sciences, Inc.	101,775	8,052,438
Global Payments, Inc.	33,431	2,566,164
Goldman Sachs Group, Inc.	22,739	3,667,119
Goodyear Tire & Rubber Co.	5,586	180,428
H&R Block, Inc. (C)	32,987	763,649
Hartford Financial Services Group, Inc.	17,371	743,826
HCA Holdings, Inc. (B)	2,063	156,025
HD Supply Holdings, Inc. (B)	39,125	1,251,218
Helmerich & Payne, Inc. (C)	3,279	220,677
Hexcel Corp.	14,180	628,174
Home Depot, Inc.	20,127	2,589,942
HTG Molecular Diagnostics, Inc. (B)	5,990	13,897
Illinois Tool Works, Inc., Class A	1,978	237,044
Intel Corp.	50,679	1,913,132
International Paper Co.	6,683	320,650
Intuit, Inc.	22,665	2,493,377
Invitae Corp. (B)	67,421	590,608
Johnson & Johnson	53,919	6,369,451
JPMorgan Chase & Co.	138,312	9,210,196
Kansas City Southern	33,753	3,149,830
KLA-Tencor Corp.	3,211	223,839
Kroger Co.	43,762	1,298,856
Lear Corp.	4,482	543,308
Liberty Broadband Corp., Class A (B)	12,202	856,092
Liberty Broadband Corp., Class C (B)	24,178	1,728,243
Liberty SiriusXM Group, Class A (B)	44,190	1,501,576
Liberty SiriusXM Group, Class C (B)	82,860	2,768,353
Lowe’s Cos., Inc.	32,721	2,362,783
Marathon Oil Corp.	314,099	4,965,905
Marathon Petroleum Corp.	291,768	11,842,863
Marsh & McLennan Cos., Inc.	47,480	3,193,030
Masco Corp.	63,325	2,172,681
MasterCard, Inc., Class A	31,366	3,192,118
McDonald’s Corp.	3,119	359,808
McKesson Corp.	20,051	3,343,504
Merck & Co., Inc.	44,712	2,790,476
MetLife, Inc.	79,239	3,520,589
Micron Technology, Inc. (B)	160,272	2,849,636

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	10,908	$ 628,301
Mohawk Industries, Inc. (B)	10,837	2,171,085
Mondelez International, Inc., Class A	64,564	2,834,360
Monsanto Co.	14,486	1,480,469
Morgan Stanley	4,019	128,849
Mylan NV (B)	103,982	3,963,794
NextEra Energy, Inc.	36,321	4,442,785
Northrop Grumman Corp.	2,209	472,616
Norwegian Cruise Line Holdings, Ltd. (B)	27,600	1,040,520
Nuance Communications, Inc. (B)	124,970	1,812,065
Packaging Corp. of America	4,238	344,380
PepsiCo, Inc.	6,539	711,247
Pfizer, Inc.	157,019	5,318,234
Phillips 66	3,649	293,927
Pioneer Natural Resources Co.	10,007	1,857,800
Prudential Financial, Inc.	15,368	1,254,797
Pure Storage, Inc., Class A (B) (C)	132,193	1,791,215
QUALCOMM, Inc.	63,944	4,380,164
Ralph Lauren Corp., Class A	9,377	948,390
Raytheon Co.	2,343	318,953
Reinsurance Group of America, Inc., Class A	2,905	313,566
Rockwell Automation, Inc., Class B	1,719	210,302
Roper Technologies, Inc.	21,104	3,850,847
Sabre Corp.	54,722	1,542,066
Schlumberger, Ltd.	33,352	2,622,801
Scripps Networks Interactive, Inc., Class A (C)	2,663	169,074
Sealed Air Corp., Class A	3,062	140,301
Sempra Energy	21,733	2,329,560
Shire PLC	55,420	3,590,193
Simon Property Group, Inc., REIT	21,568	4,464,792
Southwest Airlines Co.	66,914	2,602,285
Square, Inc. (B) (C)	111,475	1,299,798
St. Joe Co. (B) (C)	193,741	3,560,960
Stryker Corp.	1,913	222,692
SunTrust Banks, Inc.	46,468	2,035,298
Target Corp.	73,921	5,076,894
Tenet Healthcare Corp. (B)	144,289	3,269,589
Textron, Inc.	75,879	3,016,190
Thermo Fisher Scientific, Inc.	18,395	2,925,909
Tiffany & Co. (C)	23,643	1,717,191
Time Warner, Inc.	55,429	4,412,703
Travelers Cos., Inc.	5,200	595,660
Tyson Foods, Inc., Class A	3,269	244,096
United Continental Holdings, Inc. (B)	111,117	5,830,309
United Rentals, Inc. (B)	34,458	2,704,608
UnitedHealth Group, Inc.	2,099	293,860
Unum Group	45,599	1,610,101
US Bancorp	85,282	3,657,745
Valero Energy Corp.	7,596	402,588
VeriFone Systems, Inc. (B)	103,483	1,628,822
VeriSign, Inc. (B) (C)	4,604	360,217
Verizon Communications, Inc.	23,564	1,224,857
Visa, Inc., Class A	33,839	2,798,485
WABCO Holdings, Inc. (B)	11,163	1,267,335
Walgreens Boots Alliance, Inc.	28,297	2,281,304
Wells Fargo & Co.	175,584	7,774,860
Western Digital Corp.	36,910	2,158,128
WestRock Co.	53,602	2,598,625
Whole Foods Market, Inc.	109,016	3,090,604
Williams Cos., Inc.	100,073	3,075,243
Williams-Sonoma, Inc., Class A (C)	44,177	2,256,561

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Wyndham Worldwide Corp.	4,054	$ 272,956
Zimmer Biomet Holdings, Inc., Class A	29,624	3,851,712

		483,728,090

Total Common Stocks (Cost $896,577,630)		924,391,580

CONVERTIBLE PREFERRED STOCKS - 1.5%
Ireland - 0.2%
Allergan PLC
Series A, 5.50%	3,822	3,140,270

Israel - 0.3%
Teva Pharmaceutical Industries, Ltd.
7.00%	6,282	5,109,208

United States - 1.0%
American Tower Corp.
Series A, 5.25%	7,505	832,230
Anthem, Inc.
5.25%	88,175	3,832,967
Crown Castle International Corp.
Series A, 4.50%	19,490	2,202,760
Dominion Resources, Inc.
6.38%	16,200	806,112
Dominion Resources, Inc.
Series A, 6.75%	59,859	2,986,964
Mandatory Exchangeable Trust
5.75% (D) (F)	28,361	3,660,554
Stericycle, Inc.
5.25%, ADR	13,906	921,551
Wells Fargo & Co.
Series L, Class A, 7.50%	552	722,347
Welltower, Inc.
Series I, 6.50%	27,594	1,836,381

		17,801,866

Total Convertible Preferred Stocks (Cost $26,721,841)		26,051,344

PREFERRED STOCKS - 0.9%
Germany - 0.1%
Volkswagen AG
0.14% (J)	15,228	2,000,589

United Kingdom - 0.1%
HSBC Holdings PLC
Series 2, 8.00%	27,000	704,970

United States - 0.7%
Citigroup Capital XIII
7.12% (K)	56,588	1,490,528
GMAC Capital Trust I
Series 2, 6.60% (K)	74,188	1,885,117
Palantir Technologies, Inc.
0.00% (F) (G) (H) (I)	212,750	1,953,045
Uber Technologies, Inc.
0.00% (F) (G) (H) (I)	129,064	6,391,249
US Bancorp
Series F, 6.50% (K)	30,500	918,660
Series G, 6.00% (K)	11,710	300,479

		12,939,078

Total Preferred Stocks (Cost $11,889,542)		15,644,637

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.3%
United States - 3.3%
ETFS Physical Palladium Shares (B)	10,714	$ 743,504
ETFS Physical Platinum Shares (B)	9,045	893,646
ETFS Physical Swiss Gold Shares (B)	26,125	3,348,703
iShares Gold Trust (B)	378,757	4,806,426
iShares iBoxx $ High Yield Corporate Bond ETF (C)	20,074	1,751,657
SPDR Gold Shares (B)	366,992	46,108,875

Total Exchange-Traded Funds (Cost $56,147,008)		57,652,811

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
NextEra Energy Partners, LP	42,918	1,200,417

Total Master Limited Partnership (Cost $1,243,298)		1,200,417

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
TFS Corp., Ltd. (B) (F)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	59,458	16,324
TFS Corp., Ltd., Class A (B) (F)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	368,642	101,209

Total Warrants (Cost $391,617)		117,533

	Principal	Value
CONVERTIBLE BONDS - 0.8%
India - 0.1%
REI Agro, Ltd.
5.50%, 11/13/2014 (D) (H) (L)	$ 697,000	33,080
5.50%, 11/13/2014 (H) (I) (L) (M)	259,000	12,292
Suzlon Energy, Ltd.
5.75% (N), 07/16/2019 (D)	2,052,000	2,052,000

		2,097,372

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (D)	2,109,340	1,930,046

Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 (D) (F)	EUR 900,000	989,379
6.13%, 11/15/2016 (I) (M)	200,000	219,862

		1,209,241

Netherlands - 0.1%
Bio City Development Co. BV
8.00%, 07/06/2018 (D) (F) (G) (H) (L)	$ 2,400,000	853,440

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (D)	SGD 1,250,000	928,082
2.10%, 11/15/2016 (I) (M)	1,500,000	1,093,074

		2,021,156

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Spain - 0.1%
Telefonica Participaciones SAU
4.90%, 09/25/2017 (M)	EUR 1,500,000	$ 1,448,278
4.90%, 09/25/2017 (I) (M)	500,000	482,759
Telefonica SA
6.00%, 07/14/2017 (F) (I)	500,000	487,590

		2,418,627

United States - 0.2%
Cobalt International Energy, Inc.
2.63%, 12/01/2019 (C)	$ 1,892,000	962,555
3.13%, 05/15/2024	2,379,000	904,020
Delta Topco, Ltd.
10.00%, 11/24/2060 (F) (G) (H) (I) (O)	1,553,809	1,476,119
Intel Corp.
3.25%, 08/01/2039	502,000	918,032

		4,260,726

Total Convertible Bonds (Cost $19,851,463)		14,790,608

CORPORATE DEBT SECURITIES - 5.1%
Argentina - 0.3%
IRSA Propiedades Comerciales SA
8.75%, 03/23/2023 (D)	730,500	818,160
YPF SA
8.50%, 07/28/2025 (D)	3,317,000	3,639,412

		4,457,572

Australia - 0.3%
TFS Corp., Ltd.
8.75%, 08/01/2023 (D) (H)	4,546,000	4,636,920

Cayman Islands - 0.1%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021	1,586,000	1,653,713
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (D)	929,000	348,375

		2,002,088

Chile - 0.0% (A)
Inversiones Alsacia SA
8.00%, 12/31/2018 (D) (H) (L)	963,587	72,269

France - 0.1%
BNP Paribas SA
2.40%, 12/12/2018, MTN	2,206,000	2,239,569

Germany - 0.0% (A)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (D)	302,000	313,325

Ireland - 0.0% (A)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	431,000	442,675

Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	1,894,000	1,950,140
Telecom Italia SpA
5.30%, 05/30/2024 (D)	1,366,000	1,396,557

		3,346,697

Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019	866,000	880,816

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (D)	$ 965,000	$ 1,011,309

Luxembourg - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	1,284,000	1,325,749
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,075,000	811,625
8.00%, 02/15/2024 (D)	390,000	390,975

		2,528,349

Mexico - 0.1%
Petroleos Mexicanos
4.63%, 09/21/2023 (C) (D)	1,645,000	1,647,303
Trust F/1401
5.25%, 12/15/2024 (D)	543,000	563,363

		2,210,666

Netherlands - 0.1%
Constellium NV
7.00%, 01/15/2023 (D)	EUR 487,000	525,505
8.00%, 01/15/2023 (D)	$ 250,000	251,875
Cooperatieve Rabobank UA
3.95%, 11/09/2022	353,000	370,042
ING Groep NV
6.00% (K), 04/16/2020 (P)	795,000	772,641

		1,920,063

Singapore - 0.1%
Global Logistic Properties, Ltd.
3.88%, 06/04/2025, MTN (M)	2,067,000	2,152,427

Switzerland - 0.0% (A)
UBS AG
2.38%, 08/14/2019, MTN	692,000	705,883

United Kingdom - 0.3%
HSBC Holdings PLC
6.38% (K), 09/17/2024 (C) (P)	2,707,000	2,666,395
Lloyds Bank PLC
2.30%, 11/27/2018	254,000	256,762
13.00% (K), 01/21/2029, MTN (P)	GBP 1,289,000	2,911,997

		5,835,154

United States - 3.1%
AbbVie, Inc.
2.30%, 05/14/2021	$ 1,279,000	1,290,108
2.50%, 05/14/2020	1,579,000	1,609,750
Activision Blizzard, Inc.
2.30%, 09/15/2021 (D)	360,000	360,940
Ally Financial, Inc.
2.75%, 01/30/2017	1,237,000	1,239,319
3.50%, 01/27/2019	891,000	898,796
American Express Co.
4.90% (K), 03/15/2020 (P)	905,000	892,556
American Tower Corp.
3.40%, 02/15/2019	358,000	371,977
AT&T, Inc.
2.38%, 11/27/2018	1,840,000	1,874,644
3.00%, 06/30/2022	2,929,000	3,011,328
Bank of America Corp.
2.00%, 01/11/2018	749,000	752,448
2.60%, 01/15/2019	731,000	745,267
6.88%, 04/25/2018, MTN	726,000	783,251

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	$ 1,031,000	$ 1,071,400
Cablevision Systems Corp.
5.88%, 09/15/2022	416,000	378,560
Capital One Bank USA NA
2.15%, 11/21/2018	476,000	480,953
Cisco Systems, Inc.
2.20%, 02/28/2021	1,023,000	1,046,714
Citigroup, Inc.
1.80%, 02/05/2018	2,112,000	2,117,324
5.88% (K), 03/27/2020 (P)	1,660,000	1,676,766
5.95% (K), 01/30/2023 (P)	534,000	553,187
eBay, Inc.
3.80%, 03/09/2022	727,000	777,435
Edgewell Personal Care Co.
4.70%, 05/19/2021 - 05/24/2022	1,487,000	1,553,359
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	368,000	373,398
5.00%, 05/15/2018	1,088,000	1,142,024
Forest Laboratories LLC
5.00%, 12/15/2021 (D)	666,000	745,369
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	650,000	583,323
General Electric Co.
5.00% (K), 01/21/2021 (P)	1,421,000	1,511,162
5.55%, 05/04/2020, MTN	149,000	168,850
6.38% (K), 11/15/2067, MTN (C)	874,000	906,775
General Motors Financial Co., Inc.
3.50%, 07/10/2019	1,119,000	1,152,793
Goldman Sachs Group, Inc.
5.38% (K), 05/10/2020 (P)	1,505,000	1,512,484
5.70% (K), 05/10/2019 (C) (P)	1,435,000	1,454,731
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	204,720
Hyundai Capital America
2.00%, 03/19/2018 (D)	460,000	462,613
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	2,000,000	2,004,350
4.35%, 08/15/2021	614,000	674,197
5.15% (K), 05/01/2023 (P)	1,643,000	1,651,215
6.10% (K), 10/01/2024 (P)	3,245,000	3,427,531
Medtronic, Inc.
3.15%, 03/15/2022	1,653,000	1,757,607
Morgan Stanley
5.45% (K), 07/15/2019 (P)	1,010,000	1,013,373
Mylan, Inc.
2.55%, 03/28/2019	1,019,000	1,031,934
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (D) (P)	611,000	652,243
Oracle Corp.
1.90%, 09/15/2021	3,196,000	3,204,108
Qualcomm, Inc.
3.00%, 05/20/2022	1,734,000	1,819,337
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	511,000	545,493
Synchrony Financial
3.75%, 08/15/2021	375,000	394,441
T-Mobile USA, Inc.
6.00%, 04/15/2024	920,000	984,400
USB Capital IX
3.50% (K), 10/31/2016 (P)	455,000	389,594
Verizon Communications, Inc.
1.75%, 08/15/2021	317,000	313,534
2.63%, 08/15/2026	697,000	684,085

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (I) (M)	$ 644,000	$ 650,428

		54,902,194

Total Corporate Debt Securities (Cost $89,519,561)		89,657,976

FOREIGN GOVERNMENT OBLIGATIONS - 10.4%
Argentina - 0.6%
Argentina Republic Government International Bond
6.88%, 04/22/2021 (D)	2,445,000	2,661,382
7.13%, 07/06/2036 (D)	2,818,000	2,984,262
7.50%, 04/22/2026 (D)	2,813,000	3,173,064
City of Buenos Aires
8.95%, 02/19/2021 (D)	499,000	568,860
Provincia de Buenos Aires
9.13%, 03/16/2024 (D)	514,000	575,038

		9,962,606

Australia - 1.3%
Australia Government Bond
5.75%, 05/15/2021 - 07/15/2022 (M)	AUD 25,165,000	23,284,881

Brazil - 0.6%
Brazil Government International Bond
2.88%, 04/01/2021	EUR 570,000	652,155
4.88%, 01/22/2021	$ 1,031,000	1,100,592
Brazil Notas do Tesouro Nacional
Series B,
6.00%, 08/15/2022	BRL 917,000	829,346
Series F,
10.00%, 01/01/2018 - 01/01/2021	25,395,000	7,523,930

		10,106,023

Canada - 1.6%
Canada Government Bond
0.25%, 05/01/2018	CAD 7,571,000	5,746,908
0.50%, 08/01/2018	19,403,000	14,782,780
0.75%, 03/01/2021	4,714,000	3,621,079
Canada Housing Trust No. 1
1.25%, 06/15/2021 (D)	4,820,000	3,714,922

		27,865,689

France - 0.6%
France Government Bond OAT
0.50%, 05/25/2026 (I) (M)	EUR 8,813,868	10,259,590

Germany - 0.6%
Bundesobligation
Zero Coupon, 04/09/2021 (M)	9,555,000	11,041,228

Hungary - 0.4%
Hungary Government Bond
5.50%, 06/24/2025	HUF 269,050,000	1,190,727
Hungary Government International Bond
6.25%, 01/29/2020	$ 667,000	749,574
6.38%, 03/29/2021	4,612,000	5,344,155

		7,284,456

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%
Indonesia Government International Bond
2.63%, 06/14/2023 (D)	EUR 2,176,000	$ 2,565,416
6.88%, 01/17/2018 (D)	$ 1,020,000	1,085,005

		3,650,421

Italy - 0.4%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	EUR 5,736,000	6,698,045

Japan - 0.7%
2-Year Japan Government Bond
0.10%, 03/15/2017 - 03/15/2018	JPY 1,201,700,000	11,908,786

Mexico - 0.8%
Mexico Bonos
Series M,
6.50%, 06/10/2021	MXN 273,080,800	14,509,890

New Zealand - 0.5%
New Zealand Government Bond
6.00%, 05/15/2021 (M)	NZD 10,728,000	9,200,091

Poland - 0.8%
Poland Government Bond
2.50%, 07/25/2026	PLN 17,848,000	4,501,786
3.25%, 07/25/2025	15,918,000	4,293,889
5.25%, 10/25/2020	9,461,000	2,768,602
5.75%, 10/25/2021	8,082,000	2,451,928

		14,016,205

Republic of Korea - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020	$ 1,132,000	1,171,312
2.88%, 09/17/2018	618,000	636,297

		1,807,609

Romania - 0.1%
Romania Government Bond
4.75%, 02/24/2025	RON 4,550,000	1,308,940

Spain - 0.2%
Spain Government Bond
1.95%, 04/30/2026 (I) (M)	EUR 3,178,000	3,919,943

Turkey - 0.0% (A)
Turkey Government International Bond
6.75%, 04/03/2018	$ 476,000	503,137

United Kingdom - 0.9%
U.K. Gilt
1.50%, 07/22/2026 (M)	GBP 10,249,051	14,210,483
2.00%, 09/07/2025 (M)	269,873	390,298

		14,600,781

Total Foreign Government Obligations (Cost $180,328,037)		181,928,321

LOAN ASSIGNMENTS - 0.7%
Marshall Islands - 0.1%
Drillships Financing Holding, Inc.
Term Loan B1,
6.00% (K), 03/31/2021	$ 631,365	316,472
Drillships Ocean Ventures, Inc.
Term Loan B,
5.50% (K), 07/25/2021	737,970	507,969

		824,441

	Principal	Value
LOAN ASSIGNMENTS (continued)
Netherlands - 0.1%
Promontoria Blue Holding 2 BV
Mezzanine,
7.00% (K), 04/17/2020 (H)	EUR 1,575,740	$ 1,770,106

United Kingdom - 0.0% (A)
Seadrill Partners Finance Co. LLC
Term Loan B,
4.00% (K), 02/21/2021	$ 1,611,679	801,307

United States - 0.5%
Calpine Corp.
Term Loan B5,
3.59% (K), 05/27/2022	1,110,938	1,113,021
Fieldwood Energy LLC
1st Lien Last Out Term Loan,
8.38% (K), 09/30/2020	337,037	235,926
1st Lien Term Loan,
8.00% (K), 08/31/2020	249,657	202,846
2nd Lien Term Loan,
8.38% (K), 09/30/2020	567,243	229,733
Hilton Worldwide Finance LLC
Term Loan B1,
3.50% (K), 10/26/2020	2,457,197	2,464,218
Novelis, Inc.
Term Loan B,
4.00% (K), 06/02/2022	641,875	644,122
Sheridan Investment Partners II, LP
Term Loan A,
4.34% (K), 12/16/2020 (H)	186,967	113,115
Term Loan B,
4.34% (K), 12/16/2020 (H)	1,344,605	813,486
Term Loan M,
4.34% (K), 12/16/2020 (H)	69,662	42,146
Univar, Inc.
Term Loan,
4.25% (K), 07/01/2022	1,093,950	1,093,722
Univision Communications, Inc.
Term Loan C4,
4.00% (K), 03/01/2020	1,922,950	1,924,552

		8,876,887

Total Loan Assignments (Cost $14,362,714)		12,272,741

U.S. GOVERNMENT AGENCY OBLIGATION - 1.6%
Federal National Mortgage Association
3.00%, TBA (Q)	26,933,176	27,928,774

Total U.S. Government Agency Obligation (Cost $27,790,619)		27,928,774

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury Bond
2.25%, 08/15/2046	2,091,000	2,053,101
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/2046 (E) (R)	2,424,631	2,680,263
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2021	17,558,064	17,924,658
0.63%, 01/15/2026 (R)	30,342,260	31,911,258
U.S. Treasury Note
0.88%, 01/31/2017	4,682,700	4,691,157
1.13%, 07/31/2021 - 08/31/2021 (C)	46,247,200	46,198,469
1.13%, 09/30/2021	52,276,000	52,206,577

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.25%, 03/31/2021	$ 17,458,900	$ 17,550,280
1.50%, 08/15/2026 (C)	14,844,600	14,700,207

Total U.S. Government Obligations (Cost $188,700,975)		189,915,970

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 6.4%
Japan - 6.4%
Japan Treasury Discount Bill
0.00% (J) (S), 10/03/2016 - 03/10/2017	JPY 11,440,000,000	112,845,804

Total Short-Term Foreign Government Obligations (Cost $111,005,464)		112,845,804

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bill
0.18% (J), 12/29/2016	$ 12,000,000	11,991,745
0.19% (J), 11/25/2016	8,000,000	7,998,048
0.20% (J), 01/05/2017	3,000,000	2,997,864
0.23% (J), 11/17/2016	5,000,000	4,998,905
0.24% (J), 12/29/2016	3,000,000	2,998,220
0.25% (J), 10/06/2016 (C)	14,533,000	14,532,869
0.25% (J), 10/20/2016	10,000,000	9,999,360
0.26% (J), 10/13/2016 (C)	3,983,000	3,982,813
0.26% (J), 11/10/2016	14,000,000	13,997,088
0.27% (J), 11/10/2016	4,000,000	3,999,168
0.28% (J), 11/17/2016	28,070,000	28,063,853
0.30% (J), 11/25/2016	3,000,000	2,999,268
0.33% (J), 12/01/2016	6,000,000	5,998,218

Total Short-Term U.S. Government Obligations (Cost $114,551,229)		114,557,419

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - Biogen, Inc.
Exercise Price $285
Expiration Date 10/21/2016	6	17,880
Call - SPDR Gold Shares
Exercise Price $130
Expiration Date 11/18/2016	508	57,404
Put - Accenture PLC
Exercise Price $112
Expiration Date 10/07/2016	26	260

Total Exchange-Traded Options Purchased (Cost $209,752)		75,544

OVER-THE-COUNTER OPTIONS PURCHASED - 0.5% (T) (U)
Call - Aflac, Inc.
Exercise Price $85
Expiration Date 01/19/2018, GSI	51,362	66,257
Call - Allstate Corp.
Exercise Price $80
Expiration Date 01/19/2018, GSI	32,706	44,317
Call - Apple, Inc.
Exercise Price $110
Expiration Date 09/15/2017, UBS	59,962	678,216
Call - BB&T Corp.
Exercise Price $40
Expiration Date 01/19/2018, GSI	71,414	158,539
Call - Capital One Financial Corp.
Exercise Price $80
Expiration Date 01/19/2018, GSI	73,104	341,761

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - Charles Schwab Corp.
Exercise Price $40
Expiration Date 01/19/2018, GSI	100,183	$ 127,733
Call - Chicago Board Options Exchange
Volatility Index
Exercise Price $22
Expiration Date 10/19/2016, CITI	19,965	7,487
Call - Chicago Board Options Exchange
Volatility Index
Exercise Price $22
Expiration Date 11/16/2016, SG	19,754	21,729
Call - CIT Group, Inc.
Exercise Price $42
Expiration Date 01/19/2018, GSI	43,933	117,521
Call - Citigroup, Inc.
Exercise Price $55
Expiration Date 01/19/2018, GSI	100,183	261,478
Call - CME Group, Inc.
Exercise Price $115
Expiration Date 01/19/2018, GSI	35,154	144,131
Call - Comerica, Inc.
Exercise Price $55
Expiration Date 01/19/2018, GSI	61,435	161,574
Call - E*TRADE Financial Corp.
Exercise Price $35
Expiration Date 01/19/2018, GSI	90,986	187,886
Call - EURO STOXX 50® Index
Exercise Price EUR 3,025
Expiration Date 03/17/2017, MSC	295	46,967
Call - EURO STOXX 50® Index
Exercise Price EUR 3,025
Expiration Date 03/17/2017, MSC	295	46,967
Call - EURO STOXX 50® Index
Exercise Price EUR 3,125
Expiration Date 03/17/2017, MSC	675	71,314
Call - EURO STOXX 50® Index
Exercise Price EUR 3,150
Expiration Date 06/16/2017, CITI	1,101	116,520
Call - EURO STOXX 50® Index
Exercise Price EUR 3,427
Expiration Date 09/21/2018, DUB	375	42,683
Call - EURO STOXX 600® Index
Exercise Price EUR 356
Expiration Date 03/17/2017, CSS	7,951	76,229
Call - Fifth Third Bancorp
Exercise Price $25
Expiration Date 01/19/2018, GSI	100,183	70,128
Call - Franklin Resources, Inc.
Exercise Price $45
Expiration Date 01/19/2018, GSI	90,449	94,971
Call - JPMorgan Chase & Co.
Exercise Price $70
Expiration Date 01/19/2018, GSI	100,183	430,787
Call - KeyCorp
Exercise Price $15
Expiration Date 01/19/2018, GSI	100,183	47,587
Call - Lincoln National Corp.
Exercise Price $55
Expiration Date 01/19/2018, GSI	60,852	165,822
Call - Manulife Financial Corp.
Exercise Price CAD 22
Expiration Date 01/19/2018, GSI	100,183	36,272
Call - MetLife, Inc.
Exercise Price $50
Expiration Date 01/20/2017, UBS	25,715	11,057

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - MetLife, Inc.
Exercise Price $53
Expiration Date 01/20/2017, UBS	23,700	$ 4,029
Call - MetLife, Inc.
Exercise Price $53
Expiration Date 01/19/2018, GSI	100,183	182,834
Call - Morgan Stanley
Exercise Price $35
Expiration Date 01/19/2018, GSI	100,183	257,470
Call - Prudential Financial, Inc.
Exercise Price $88
Expiration Date 01/20/2017, MSC	29,000	50,750
Call - QUALCOMM, Inc.
Exercise Price $53
Expiration Date 05/19/2017, DUB	51,513	880,008
Call - Regions Financial Corp.
Exercise Price $12
Expiration Date 01/19/2018, GSI	100,183	40,073
Call - SPDR Gold Shares
Exercise Price $100
Expiration Date 12/16/2016, JPM	25,633	664,536
Call - SPDR Gold Shares
Exercise Price $121
Expiration Date 01/20/2017, SG	47,937	324,773
Call - SPDR Gold Shares
Exercise Price $125
Expiration Date 12/16/2016, JPM	47,469	174,449
Call - SPDR Gold Shares
Exercise Price $127
Expiration Date 10/21/2016, JPM	24,180	22,125
Call - SPDR Gold Shares
Exercise Price $127
Expiration Date 12/02/2016, JPM	26,122	63,126
Call - SPDR Gold Shares
Exercise Price $127
Expiration Date 12/02/2016, SG	26,123	63,128
Call - State Street Corp.
Exercise Price $73
Expiration Date 01/19/2018, GSI	67,781	438,882
Call - SunTrust Banks, Inc.
Exercise Price $55
Expiration Date 01/19/2018, GSI	100,183	106,695
Call - Synchrony Financial
Exercise Price $35
Expiration Date 01/19/2018, GSI	100,183	107,697
Call - TD Ameritrade Holding Corp.
Exercise Price $40
Expiration Date 01/19/2018, GSI	85,389	183,586
Call - Travelers Cos., Inc.
Exercise Price $135
Expiration Date 01/19/2018, GSI	30,984	55,771
Call - Wells Fargo & Co.
Exercise Price $55
Expiration Date 01/19/2018, GSI	100,183	75,137
Call - Zions Bancorporation
Exercise Price $35
Expiration Date 01/19/2018, GSI	82,139	162,635
Put - Chicago Board Options Exchange Volatility Index
Exercise Price $16
Expiration Date 10/19/2016, BCLY	99,906	144,864
Put - Chicago Board Options Exchange Volatility Index
Exercise Price $16
Expiration Date 10/19/2016, CITI	40,775	59,124

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Put - Cintas Corp.
Exercise Price $110
Expiration Date 10/21/2016, BOA	4,455	$ 4,678
Put - S&P 500®
Exercise Price $2,100
Expiration Date 10/21/2016, CSS	7,063	56,151
Put - S&P 500®
Exercise Price $2,125
Expiration Date 11/30/2016, BNP	7,048	277,691
Put - S&P 500®
Exercise Price $2,130
Expiration Date 11/18/2016, CSS	14,080	423,808
Put - S&P 500®
Exercise Price $2,140
Expiration Date 11/30/2016, SG	7,048	271,669

Total Over-the-Counter Options Purchased (Cost $8,420,460)		8,671,622

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (A) (T) (U)
Call - USD vs. JPY
Exercise Price $103
Expiration Date 02/01/2017, GSC	10,362,601	181,853
Call - USD vs. JPY
Exercise Price $109
Expiration Date 11/15/2016, DUB	9,523,275	6,847
Call - USD vs. JPY
Exercise Price $110
Expiration Date 10/04/2016, JPM	9,295,987	10

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $541,164)		188,710

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (A) (T) (U)
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.14%
Expiration Date 11/15/2016, DUB	39,734,700	105,462
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.55%
Expiration Date 12/12/2016, GSC	20,690,300	185,042
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.95%
Expiration Date 12/12/2016, GSC	20,690,300	24,464
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.07%
Expiration Date 04/04/2018, DUB	JPY 269,375,596	956

Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $691,268)		315,924

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (J)	103,658,337	103,658,337

Total Securities Lending Collateral (Cost $103,658,337)		103,658,337

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.03% (J), dated 09/30/2016, to be repurchased at $4,270,762 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.79%, due 04/12/2018, and with a value of $4,360,000.

	$ 4,270,751	$ 4,270,751

Total Repurchase Agreement (Cost $4,270,751)		4,270,751

Total Investments (Cost $1,856,872,730) (V)		1,886,136,823

	Shares	Value
SECURITIES SOLD SHORT - (0.6)%
COMMON STOCKS - (0.6)%
Auto Components - (0.1)%
Gentex Corp.	(51,773)	(909,134)

Chemicals - (0.1)%
Ecolab, Inc.	(20,173)	(2,455,458)

Construction Materials - (0.1)%
LafargeHolcim, Ltd.	(20,239)	(1,093,718)

Household Products - (0.2)%
Church & Dwight Co., Inc.	(23,874)	(1,144,042)
Procter & Gamble Co.	(29,598)	(2,656,421)

		(3,800,463)

Media - (0.0)% (A)
Walt Disney, Co.	(8,641)	(802,403)

Metals & Mining - (0.1)%
Alcoa, Inc.	(84,357)	(855,380)

Total Common Stocks (Proceeds $9,666,388)		(9,916,556)

Total Securities Sold Short (Proceeds $9,666,388)		(9,916,556)

Net Other Assets (Liabilities) - (6.8)%		(120,792,985)

Net Assets - 100.0%		$ 1,755,427,282

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Altria Group, Inc.	USD	67.50	12/16/2016	191	$(45,411)	$(7,067)
Call - Biogen, Inc.	USD	325.00	10/21/2016	6	(3,106)	(3,060)
Call - Tiffany & Co.	USD	72.50	02/17/2017	118	(41,655)	(58,410)
Call - Tiffany & Co.	USD	75.00	02/17/2017	118	(50,394)	(43,660)
Call - Williams-Sonoma, Inc.	USD	55.00	11/18/2016	163	(52,453)	(16,300)
Put - Biogen, Inc.	USD	260.00	10/21/2016	6	(4,810)	(540)

Total					$(197,829)	$(129,037)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN: (T) (U)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Alexion Pharmaceuticals, Inc.	CSS	USD	125.00	11/18/2016	3,236	$(22,102)	$(18,931)
Call - Apple, Inc.	UBS	USD	130.00	09/15/2017	59,962	(207,293)	(217,275)
Call - Cintas Corp.	BOA	USD	120.00	10/21/2016	4,455	(4,700)	(557)
Call - EURO STOXX 50® Index	MSC	EUR	3,450.00	03/17/2017	675	(17,344)	(11,043)
Call - General Electric Co.	DUB	USD	32.50	01/20/2017	131,386	(141,240)	(17,118)
Call - Johnson & Johnson	BCLY	USD	110.00	01/20/2017	44,710	(194,489)	(418,039)
Call - QUALCOMM, Inc.	DUB	USD	70.00	05/19/2017	51,513	(38,635)	(208,210)
Call - S&P 500®	CSS	USD	2,200.00	10/21/2016	7,063	(52,972)	(44,850)
Call - SPDR Gold Shares	JPM	USD	145.00	12/16/2016	47,469	(69,779)	(10,681)
Call - SPDR Gold Shares	SG	USD	145.00	01/20/2017	47,937	(35,953)	(19,894)
Put - Apple, Inc.	UBS	USD	100.00	09/15/2017	59,962	(426,357)	(335,253)
Put - EURO STOXX 50® Index	CITI	EUR	2,350.00	06/16/2017	1,101	(131,398)	(71,929)
Put - EURO STOXX 50® Index	MSC	EUR	2,375.00	03/17/2017	295	(39,277)	(10,285)
Put - EURO STOXX 50® Index	MSC	EUR	2,375.00	03/17/2017	295	(37,568)	(23,012)
Put - EURO STOXX 50® Index	MSC	EUR	2,400.00	03/17/2017	675	(40,343)	(25,303)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	375	(136,732)	(117,434)
Put - MetLife, Inc.	UBS	USD	45.00	01/20/2017	12,858	(45,309)	(36,517)
Put - MetLife, Inc.	UBS	USD	46.00	01/20/2017	11,850	(39,815)	(40,665)
Put - Prudential Financial, Inc.	MSC	USD	77.50	01/20/2017	14,500	(87,436)	(44,225)
Put - QUALCOMM, Inc.	DUB	USD	40.00	05/19/2017	51,513	(169,993)	(31,338)
Put - S&P 500®	BNP	USD	1,950.00	11/30/2016	7,048	(125,384)	(63,080)
Put - S&P 500®	CSS	USD	1,955.00	11/18/2016	14,080	(213,052)	(91,695)
Put - S&P 500®	SG	USD	1,965.00	11/30/2016	7,048	(130,388)	(71,296)
Put - S&P 500®	CSS	USD	2,000.00	10/21/2016	7,063	(84,050)	(12,713)

Total						$(2,491,609)	$(1,941,343)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (T) (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - AUD vs. USD	DUB	AUD	0.79	11/10/2016	AUD	5,685,000	$(31,340)	$(12,783)
Call - AUD vs. USD	GSI	AUD	0.80	11/09/2016	AUD	5,583,000	(35,787)	(5,341)
Call - NZD vs. USD	JPM	NZD	0.73	11/10/2016	NZD	6,150,000	(46,681)	(76,209)
Call - NZD vs. USD	MSC	NZD	0.73	11/08/2016	NZD	6,054,000	(47,722)	(56,773)
Call - USD vs. JPY	GSC	USD	111.00	02/01/2017	USD	10,362,601	(24,725)	(26,528)
Call - USD vs. JPY	DUB	USD	115.00	11/15/2016	USD	9,523,275	(42,569)	(143)
Call - USD vs. JPY	JPM	USD	117.00	10/04/2016	USD	9,295,987	(40,716)	(9)
Put - AUD vs. USD	DUB	AUD	0.67	11/10/2016	AUD	5,685,000	(46,591)	(65)
Put - AUD vs. USD	GSI	AUD	0.69	11/09/2016	AUD	5,583,000	(52,465)	(278)
Put - NZD vs. USD	JPM	NZD	0.62	11/10/2016	NZD	6,150,000	(46,681)	(9)
Put - NZD vs. USD	MSC	NZD	0.62	11/08/2016	NZD	6,054,000	(33,560)	(9)
Put - USD vs. JPY	GSC	USD	95.50	02/01/2017	USD	10,362,601	(98,527)	(108,963)
Put - USD vs. JPY	DUB	USD	98.00	11/15/2016	USD	9,523,275	(74,472)	(60,730)
Put - USD vs. JPY	JPM	USD	100.00	10/04/2016	USD	9,295,987	(87,754)	(6,461)

Total							$(709,590)	$(354,301)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (T) (U)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	0.94%	11/15/2016	USD	39,734,700	$(152,979)	$(18,027)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	1.44	11/15/2016	USD	39,734,700	(146,025)	(24,801)
Put - 10-Year	GSC	3-Month USD-LIBOR	Pay	1.75	12/12/2016	USD	41,380,600	(273,112)	(141,338)

Total								$(572,116)	$(184,166)

CENTRALLY CLEARED SWAP AGREEMENTS: (W)

Credit Default Swap Agreements on Credit Indices – Sell Protection (X)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 26	5.00%	12/20/2021	EUR	11,404,024	$1,026,604	$984,377	$42,227
Markit iTraxx® Europe Index - Series 26	1.00	12/20/2021	EUR	7,090,000	115,817	115,511	306
North American High Yield Index - Series 26	5.00	12/20/2021	USD	9,898,962	450,678	402,833	47,845
North American Investment Grade Index - Series 27	1.00	12/20/2021	USD	40,799,341	522,528	499,037	23,491

Total					$2,115,627	$2,001,758	$113,869

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	0.02%	04/09/2021	EUR	2,465,000	$(24,441)	$21	$(24,462)
6-Month GBP-LIBOR	0.54	07/02/2020	GBP	9,801,618	(20,548)	50	(20,598)
6-Month GBP-LIBOR	0.56	07/02/2020	GBP	9,850,155	(27,275)	51	(27,326)
6-Month GBP-LIBOR	0.57	07/02/2020	GBP	9,850,154	(28,549)	51	(28,600)
6-Month GBP-LIBOR	0.58	07/02/2020	GBP	9,850,154	(32,626)	52	(32,678)
6-Month GBP-LIBOR	0.60	07/16/2020	GBP	9,916,700	(37,066)	52	(37,118)
6-Month GBP-LIBOR	0.61	07/16/2020	GBP	9,916,700	(38,093)	51	(38,144)
6-Month GBP-LIBOR	0.64	07/16/2020	GBP	9,916,700	(45,660)	52	(45,712)
6-Month GBP-LIBOR	0.64	07/16/2020	GBP	9,916,800	(46,301)	52	(46,353)

Total					$(300,559)	$432	$(300,991)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.99%	07/05/2020	USD	12,811,536	$(59,276)	$48	$(59,324)
3-Month USD-LIBOR	1.02	07/05/2020	USD	12,782,042	(52,624)	47	(52,671)
3-Month USD-LIBOR	1.02	07/05/2020	USD	12,782,042	(51,997)	47	(52,044)
3-Month USD-LIBOR	1.06	07/05/2020	USD	12,782,042	(41,847)	47	(41,894)
3-Month USD-LIBOR	1.18	07/19/2020	USD	12,891,700	(11,794)	48	(11,842)
3-Month USD-LIBOR	1.21	07/19/2020	USD	12,891,800	(5,604)	48	(5,652)
3-Month USD-LIBOR	1.22	07/19/2020	USD	12,891,700	(2,697)	48	(2,745)
3-Month USD-LIBOR	1.26	07/19/2020	USD	9,916,733	5,895	37	5,858

Total					$(219,944)	$370	$(220,314)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (T) (U)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.23%	0.10%	BOA	03/15/2017	USD	2,425,715	JPY	291,900,000	$(444,989)	$3,336	$(448,325)
1.84	0.10	BOA	03/15/2018	USD	3,219,125	JPY	360,250,000	(867,638)	8,542	(876,180)
1.69	0.10	BOA	03/15/2018	USD	4,873,355	JPY	549,550,000	(1,412,770)	8,007	(1,420,777)

Total								$(2,725,397)	$19,885	$(2,745,282)

Total Return Swap Agreements – Receivable (AA)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	$(3,134)	$—	$(3,134)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,000	(4,381)	—	(4,381)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	5,900	(19,055)	—	(19,055)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,200	(8,627)	—	(8,627)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	4,100	5,987	—	5,987
EURO STOXX 50® Index Dividend Futures	BNP	12/20/2019	2,700	10,009	—	10,009
EURO STOXX 50® Index Dividend Futures	BNP	12/20/2019	5,700	17,288	—	17,288
EURO STOXX 50® Index Dividend Futures	BNP	12/20/2019	5,200	12,267	—	12,267
EURO STOXX 50® Index Dividend Futures	BNP	12/27/2019	4,100	5,066	—	5,066
EURO STOXX 50® Index Dividend Futures	BNP	12/18/2020	3,000	4,718	—	4,718
EURO STOXX 50® Index Dividend Futures	BNP	12/18/2020	1,600	2,337	—	2,337
EURO STOXX 50® Index Dividend Futures	BNP	12/18/2020	1,400	2,359	—	2,359
EURO STOXX 50® Index Dividend Futures	BNP	12/18/2020	1,200	2,292	—	2,292
EURO STOXX 50® Index Dividend Futures	BNP	12/18/2020	1,600	1,258	—	1,258
EURO STOXX 50® Index Dividend Futures	BNP	12/18/2020	4,800	3,774	—	3,774
S&P 500® Annual Dividend Futures	BNP	12/21/2018	23,500	36,425	—	36,425
S&P 500® Annual Dividend Futures	GSI	12/18/2020	9,500	18,288	—	18,288
S&P 500® Annual Dividend Futures	BNP	12/17/2021	12,000	29,400	—	29,400
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	97,333	13,556	83,777
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	86,978	3,286	83,692
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/30/2018	270,000	(13,979)	—	(13,979)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	04/02/2018	270,000	(5,352)	—	(5,352)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	130,000	(24,999)	—	(24,999)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2020	180,000	(28,756)	—	(28,756)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	130,000	(14,422)	—	(14,422)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	280,000	(25,955)	—	(25,955)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/21/2020	220,000	(15,621)	—	(15,621)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2020	130,000	(21,537)	—	(21,537)

Total				$149,961	$16,842	$133,119

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS: (AB)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Long	52	12/16/2016	$23,268	$—
EURO STOXX 600® Index	Short	(70)	12/16/2016	—	(5,482)
FTSE 100 Index	Long	5	12/16/2016	14,186	—
NASDAQ-100 E-Mini Index	Long	72	12/16/2016	209,468	—
Nikkei 225 Index	Long	14	12/08/2016	—	(24,020)
Russell 2000® Mini Index	Short	(115)	12/16/2016	—	(252,409)
S&P 500® E-Mini	Short	(379)	12/16/2016	—	(207,152)
TOPIX Index	Long	23	12/08/2016	—	(32,819)

Total				$246,922	$(521,882)

FORWARD FOREIGN CURRENCY CONTRACTS: (T) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	11/21/2016	EUR	810,000	USD	914,283	$—	$(2,219)
BBH	11/21/2016	GBP	847,000	USD	1,127,951	—	(29,038)
BNP	11/17/2016	EUR	1,561,000	PLN	6,710,271	4,428	—
BNP	01/19/2017	USD	1,538,000	AED	5,694,599	—	(10,845)
BNP	01/25/2017	USD	1,522,000	AED	5,636,270	—	(10,891)
BNP	03/10/2017	USD	10,298,967	JPY	1,040,000,000	—	(34,031)
CITI	01/09/2017	TWD	132,519,930	USD	4,058,679	181,056	—
CITI	01/09/2017	USD	3,957,000	TWD	132,519,930	—	(282,736)
CSI	11/25/2016	EUR	2,943,000	USD	3,342,189	—	(27,775)
CSI	01/11/2017	TWD	131,742,996	USD	4,043,925	171,204	—
CSI	01/11/2017	USD	3,927,000	TWD	131,742,996	—	(288,129)
DUB	10/03/2016	USD	19,196,476	JPY	1,970,000,000	—	(232,877)
DUB	11/04/2016	CNY	24,211,000	USD	3,685,925	—	(61,363)
DUB	11/04/2016	USD	3,725,858	CNH	24,211,000	106,785	—
DUB	11/10/2016	EUR	2,452,000	USD	2,762,129	—	(2,495)
DUB	11/10/2016	USD	4,141,545	AUD	5,685,000	—	(205,375)
DUB	11/17/2016	USD	1,711,315	AUD	2,240,000	—	(1,189)
DUB	11/21/2016	USD	20,396,125	JPY	2,040,000,000	236,075	—
DUB	12/02/2016	BRL	6,383,000	USD	1,791,518	135,685	—
DUB	12/02/2016	USD	1,711,260	BRL	6,383,000	—	(215,943)
DUB	02/16/2017	TWD	50,798,400	USD	1,585,468	41,570	—
DUB	02/16/2017	USD	1,520,000	TWD	50,798,400	—	(107,038)
GSI	10/27/2016	MXN	28,605,708	USD	1,447,432	23,084	—
GSI	10/27/2016	USD	4,192,236	MXN	77,483,000	209,116	—
GSI	11/09/2016	USD	4,140,855	AUD	5,583,000	—	(128,168)
GSI	01/09/2017	TWD	133,767,240	USD	4,104,549	175,092	—
GSI	01/09/2017	USD	3,967,000	TWD	133,767,240	—	(312,641)
GSI	01/19/2017	USD	1,537,000	AED	5,695,354	—	(12,050)
HSBC	12/02/2016	EUR	3,712,000	USD	4,146,156	35,669	—
HSBC	02/13/2017	EUR	1,378,000	JPY	171,412,865	—	(143,291)
HSBC	02/13/2017	JPY	178,653,566	EUR	1,378,000	215,149	—
HSBC	02/13/2017	USD	66,836	JPY	7,240,701	—	(5,022)
JPM	10/11/2016	USD	3,783,651	JPY	400,000,000	—	(162,706)
JPM	11/10/2016	USD	4,102,665	NZD	6,150,000	—	(367,995)
JPM	12/05/2016	USD	19,300,526	JPY	1,990,000,000	—	(378,510)
JPM	01/09/2017	TWD	131,926,894	USD	4,043,055	177,708	—
JPM	01/09/2017	USD	3,957,000	TWD	131,926,894	—	(263,762)
MSC	10/24/2016	USD	5,680,420	JPY	600,000,000	—	(242,469)
MSC	10/31/2016	USD	19,163,513	JPY	2,000,000,000	—	(584,610)
MSC	11/08/2016	USD	4,096,802	NZD	6,054,000	—	(304,415)
MSC	11/10/2016	EUR	2,144,000	USD	2,419,043	—	(6,052)
MSC	11/10/2016	NOK	14,719,634	USD	1,733,000	108,447	—

Total						$1,821,068	$(4,423,635)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	10.1%	$ 189,915,970
Foreign Government Obligations	9.6	181,928,321
Banks	5.6	105,497,101
Pharmaceuticals	3.8	70,757,697
Oil, Gas & Consumable Fuels	3.6	68,070,369
International Commodity Funds	3.0	55,901,154
Internet Software & Services	2.4	44,665,971
Chemicals	2.3	42,621,155
Insurance	2.2	41,330,834
Media	2.1	40,118,148
Health Care Providers & Services	1.9	36,462,400
Technology Hardware, Storage & Peripherals	1.9	36,146,035
Diversified Telecommunication Services	1.6	30,948,602
Real Estate Management & Development	1.6	30,433,518
Software	1.5	28,913,390
U.S. Government Agency Obligation	1.5	27,928,774
Capital Markets	1.4	26,577,272
Automobiles	1.4	25,786,596
Aerospace & Defense	1.4	25,521,095
Biotechnology	1.3	25,192,247
Industrial Conglomerates	1.3	23,768,926
Semiconductors & Semiconductor Equipment	1.0	18,999,536
Auto Components	1.0	18,208,332
Airlines	0.9	17,466,374
Food Products	0.9	16,948,266
Machinery	0.9	16,346,747
Equity Real Estate Investment Trusts	0.8	15,504,293
Diversified Financial Services	0.8	15,420,163
Specialty Retail	0.8	14,797,733
Wireless Telecommunication Services	0.8	14,438,730
IT Services	0.7	14,020,289
Health Care Equipment & Supplies	0.7	13,573,691
Food & Staples Retailing	0.6	12,142,746
Communications Equipment	0.6	11,901,120
Road & Rail	0.6	11,759,281
Beverages	0.6	11,143,548
Electronic Equipment, Instruments & Components	0.6	10,810,523
Personal Products	0.6	10,531,801
Internet & Direct Marketing Retail	0.5	10,039,381
Hotels, Restaurants & Leisure	0.5	9,800,819
Textiles, Apparel & Luxury Goods	0.5	9,772,657
Over-the-Counter Options Purchased	0.5	8,671,622
Multi-Utilities	0.5	8,516,842
Consumer Finance	0.5	8,410,315
Building Products	0.4	8,013,033
Construction & Engineering	0.4	7,814,730
Electrical Equipment	0.4	7,814,207
Electric Utilities	0.4	7,752,684
Household Durables	0.3	5,602,932
Multiline Retail	0.3	5,076,894
Trading Companies & Distributors	0.3	5,049,548
Gas Utilities	0.3	4,901,754
Paper & Forest Products	0.3	4,754,453
Energy Equipment & Services	0.2	4,506,750
Tobacco	0.2	4,480,846
Life Sciences Tools & Services	0.2	4,064,027
Containers & Packaging	0.2	3,682,726
Metals & Mining	0.2	3,161,903
Independent Power & Renewable Electricity Producers	0.1	2,613,587

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Commercial Services & Supplies	0.1%		$ 2,586,222
Construction Materials	0.1		2,386,332
Leisure Products	0.1		1,985,238
U.S. Fixed Income Funds	0.1		1,751,657
Professional Services	0.1		1,654,396
Transportation Infrastructure	0.1		918,592
Diversified Consumer Services	0.0	(A)	763,649
Marine	0.0	(A)	507,969
Water Utilities	0.0	(A)	353,170
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	315,924
Distributors	0.0	(A)	302,754
Over-the-Counter Foreign Exchange Options Purchased	0.0	(A)	188,710
Exchange-Traded Options Purchased	0.0	(A)	75,544
Health Care Technology	0.0	(A)	13,897

Investments, at Value	82.2		1,550,804,512
Short-Term Investments	17.8		335,332,311

Total Investments	100.0%		$ 1,886,136,823

SECURITY VALUATION:

Valuation Inputs (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AD)	Value
ASSETS
Investments
Common Stocks	$535,753,007	$386,769,027	$1,869,546	$924,391,580
Convertible Preferred Stocks	22,390,790	3,660,554	—	26,051,344
Preferred Stocks	5,299,754	2,000,589	8,344,294	15,644,637
Exchange-Traded Funds	57,652,811	—	—	57,652,811
Master Limited Partnership	1,200,417	—	—	1,200,417
Warrants	—	117,533	—	117,533
Convertible Bonds	—	12,461,049	2,329,559	14,790,608
Corporate Debt Securities	—	89,657,976	—	89,657,976
Foreign Government Obligations	—	181,928,321	—	181,928,321
Loan Assignments	—	12,272,741	—	12,272,741
U.S. Government Agency Obligation	—	27,928,774	—	27,928,774
U.S. Government Obligations	—	189,915,970	—	189,915,970
Short-Term Foreign Government Obligations	—	112,845,804	—	112,845,804
Short-Term U.S. Government Obligations	—	114,557,419	—	114,557,419
Exchange-Traded Options Purchased	75,544	—	—	75,544
Over-the-Counter Options Purchased	8,671,622	—	—	8,671,622
Over-the-Counter Foreign Exchange Options Purchased	—	188,710	—	188,710
Over-the-Counter Interest Rate Swaptions Purchased	—	315,924	—	315,924
Securities Lending Collateral	103,658,337	—	—	103,658,337
Repurchase Agreement	—	4,270,751	—	4,270,751

Total Investments	$734,702,282	$1,138,891,142	$12,543,399	$1,886,136,823

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$2,115,627	$—	$2,115,627
Centrally Cleared Interest Rate Swap Agreements	—	5,895	—	5,895
Over-the-Counter Total Return Swap Agreements	—	335,779	—	335,779
Futures Contracts (AE)	246,922	—	—	246,922
Forward Foreign Currency Contracts (AE)	—	1,821,068	—	1,821,068

Total Other Financial Instruments	$246,922	$4,278,369	$—	$4,525,291

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AD)	Value
LIABILITIES
Securities Sold Short
Common Stocks	$(8,822,838)	$(1,093,718)	$—	$(9,916,556)

Total Securities Sold Short	$(8,822,838)	$(1,093,718)	$—	$(9,916,556)

Other Financial Instruments
Exchange-Traded Options Written	$(129,037)	$—	$—	$(129,037)
Over-the-Counter Options Written	(1,941,343)	—	—	(1,941,343)
Over-the-Counter Foreign Exchange Options Written	—	(354,301)	—	(354,301)
Over-the-Counter Interest Rate Swaptions Written	—	(184,166)	—	(184,166)
Centrally Cleared Interest Rate Swap Agreements	—	(526,398)	—	(526,398)
Over-the-Counter Cross Currency Swap Agreements	—	(2,725,397)	—	(2,725,397)
Over-the-Counter Total Return Swap Agreements	—	(185,818)	—	(185,818)
Futures Contracts (AE)	(521,882)	—	—	(521,882)
Forward Foreign Currency Contracts (AE)	—	(4,423,635)	—	(4,423,635)

Total Other Financial Instruments	$(2,592,262)	$(8,399,715)	$—	$(10,991,977)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $100,935,527. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $52,761,099, representing 3.0% of the Portfolio’s net assets.

(E)

All or a portion of these securities have been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts is $4,367,868.

(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $17,798,455, representing 1.0% of the Portfolio’s net assets.

(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $20,036,813, representing 1.1% of the Portfolio’s net assets.
(I)	Restricted securities. At September 30, 2016, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Delta Topco, Ltd.	05/02/2014	$1,033,601	$15	0.0	%(A)
Common Stocks	Dropbox, Inc.	05/02/2014	3,285,009	1,869,531	0.1
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,953,045	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	6,391,249	0.4
Convertible Bonds	REI Agro, Ltd., 5.50%, 11/13/2014	05/02/2014	146,983	12,292	0.0	(A)
Convertible Bonds	Telecom Italia Finance SA, 6.13%, 11/15/2016	08/08/2014 - 04/29/2015	306,749	219,862	0.0	(A)
Convertible Bonds	CapitaLand, Ltd., 2.10%, 11/15/2016	05/02/2014 - 08/20/2014	1,198,289	1,093,074	0.1
Convertible Bonds	Telefonica Participaciones SAU, 4.90%, 09/25/2017	01/07/2016	494,256	482,759	0.0	(A)
Convertible Bonds	Telefonica SA, 6.00%, 07/14/2017	07/17/2014	675,900	487,590	0.0	(A)
Convertible Bonds	Delta Topco, Ltd., 10.00%, 11/24/2060	05/02/2014 - 01/01/2016	1,555,989	1,476,119	0.1
Corporate Debt Securities	Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019	10/15/2015	610,576	650,428	0.0	(A)
Foreign Government Obligations	France Government Bond OAT, 0.50%, 05/25/2026	04/01/2016 - 09/19/2016	10,033,414	10,259,590	0.6
Foreign Government Obligations	Spain Government Bond, 1.95%, 04/30/2026	04/01/2016 - 05/24/2016	3,776,833	3,919,943	0.2

Total			$26,423,937	$28,815,497	1.6%

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Rates disclosed reflect the yields at September 30, 2016.
(K)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(L)	Securities in default.
(M)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $78,365,634, representing 4.5% of the Portfolio’s net assets.

(N)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2016; the maturity date disclosed is the ultimate maturity date.
(O)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2016.
(R)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $1,279,413.

(S)	Percentage rounds to less than 0.01% or (0.01)%.
(T)	Cash in the amount of $140,253 has been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(U)	Cash in the amount of $5,948,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(V)

Aggregate cost for federal income tax purposes is $1,856,872,730. Aggregate gross unrealized appreciation and depreciation for all securities is $91,898,381 and $62,634,288, respectively. Net unrealized appreciation for tax purposes is $29,264,093.

(W)	Cash in the amount of $2,361,960 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(X)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Y)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Z)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AA)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(AB)	Cash in the amount of $2,500,330 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AC)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AD)	Level 3 securities were not considered significant to the Portfolio.
(AE)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 20	March 31, 2015 Form N-Q

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.6%
International Equity Funds - 12.4%
iShares Edge MSCI Min Vol EAFE ETF	46,229	$ 3,126,930
iShares Edge MSCI Min Vol Emerging Markets ETF	16,705	903,072

		4,030,002

U.S. Equity Funds - 37.1%
iShares Edge MSCI Min Vol USA ETF	57,425	2,608,818
iShares Edge MSCI USA Momentum Factor ETF	33,677	2,605,589
iShares Edge MSCI USA Quality Factor ETF	38,835	2,620,974
iShares Edge MSCI USA Size Factor ETF	22,964	1,602,635
iShares Edge MSCI USA Value Factor ETF	40,324	2,632,351

		12,070,367

U.S. Fixed Income Fund - 49.1%
iShares Core U.S. Aggregate Bond ETF	142,305	15,997,928

Total Exchange-Traded Funds (Cost $31,808,308)		32,098,297

Total Investments (Cost $31,808,308) (A)		32,098,297
Net Other Assets (Liabilities) - 1.4%		440,714

Net Assets - 100.0%		$ 32,539,011

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$32,098,297	$—	$—	$32,098,297

Total Investments	$32,098,297	$—	$—	$32,098,297

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $31,808,308. Aggregate gross unrealized appreciation and depreciation for all securities is $300,622 and $10,633, respectively. Net unrealized appreciation for tax purposes is $289,989.

(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 19.1%
iShares Edge MSCI Min Vol EAFE ETF	16,076	$ 1,087,380
iShares Edge MSCI Min Vol Emerging Markets ETF	5,794	313,224

		1,400,604

U.S. Equity Funds - 55.9%
iShares Edge MSCI Min Vol USA ETF	19,351	879,116
iShares Edge MSCI USA Momentum Factor ETF	11,530	892,076
iShares Edge MSCI USA Quality Factor ETF	13,198	890,733
iShares Edge MSCI USA Size Factor ETF	7,803	544,564
iShares Edge MSCI USA Value Factor ETF	13,715	895,315

		4,101,804

U.S. Fixed Income Fund - 25.0%
iShares Core U.S. Aggregate Bond ETF	16,273	1,829,411

Total Exchange-Traded Funds (Cost $7,241,504)		7,331,819

Total Investments (Cost $7,241,504) (A)		7,331,819
Net Other Assets (Liabilities) - 0.0% (B)		2,684

Net Assets - 100.0%		$ 7,334,503

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$7,331,819	$—	$—	$7,331,819

Total Investments	$7,331,819	$—	$—	$7,331,819

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $7,241,504. Aggregate gross unrealized appreciation for all securities is $90,315.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.1%
International Equity Funds - 2.7%
iShares MSCI Eurozone ETF	772,316	$ 26,637,178
iShares MSCI Japan ETF (A)	1,295,046	16,239,877

		42,877,055

U.S. Equity Fund - 2.1%
SPDR S&P 500 ETF Trust	159,336	34,464,377

U.S. Fixed Income Funds - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	214,962	18,757,584
SPDR Barclays High Yield Bond ETF (A)	481,544	17,682,296

		36,439,880

Total Exchange-Traded Funds (Cost $113,492,236)		113,781,312

INVESTMENT COMPANIES - 92.8%
International Alternative Funds - 6.3%
Transamerica Blackrock Global Allocation VP (B)	11,952,814	101,001,279
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	79,640	448,590

		101,449,869

International Equity Fund - 5.0%
Transamerica MFS International Equity VP (B)	10,037,332	80,499,404

U.S. Equity Funds - 30.2%
Transamerica Barrow Hanley Dividend Focused VP (B)	6,232,148	131,186,722
Transamerica Jennison Growth VP (B)	8,116,574	72,805,673
Transamerica JPMorgan Enhanced Index VP (B)	10,147,443	178,493,528
Transamerica JPMorgan Mid Cap Value VP (B)	2,536,896	47,135,529
Transamerica WMC US Growth VP (B)	2,353,772	55,478,407

		485,099,859

U.S. Fixed Income Funds - 51.3%
Transamerica JPMorgan Core Bond VP (B)	31,112,790	412,244,470
Transamerica PIMCO Total Return VP (B)	33,226,728	378,784,703
Transamerica Short-Term Bond (H)	3,290,048	33,064,986

		824,094,159

Total Investment Companies (Cost $1,507,903,876)		1,491,143,291

SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (I)	44,219,380	44,219,380

Total Securities Lending Collateral (Cost $44,219,380)		44,219,380

Principal	Value
REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co. 0.03% (I), dated 09/30/2016, to be repurchased at $2,199,223 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.79%, due 04/12/2018, and with a value of $2,245,000.

$ 2,199,218	$ 2,199,218

Total Repurchase Agreement (Cost $2,199,218)	2,199,218

Total Investments (Cost $1,667,814,710) (J)	1,651,343,201
Net Other Assets (Liabilities) - (2.8)%	(44,591,443)

Net Assets - 100.0%	$ 1,606,751,758

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$113,781,312	$—	$—	$113,781,312
Investment Companies	1,490,694,701	—	—	1,490,694,701
Securities Lending Collateral	44,219,380	—	—	44,219,380
Repurchase Agreement	—	2,199,218	—	2,199,218

Total	$1,648,695,393	$2,199,218	$—	$1,650,894,611

Investment Companies Measured at Net Asset Value (L)				448,590

Total Investments				1,651,343,201

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $43,138,139. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $448,590, representing less than 0.1% of the Portfolio’s net assets.

(F)	Illiquid security. At September 30, 2016, value of the illiquid security is $448,590, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At September 30, 2016, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$448,590	0.0	%(M)

(H)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(I)	Rates disclosed reflect the yields at September 30, 2016.
(J)

Aggregate cost for federal income tax purposes is $1,667,814,710. Aggregate gross unrealized appreciation and depreciation for all securities is $36,638,293 and $53,109,802, respectively. Net unrealized depreciation for tax purposes is $16,471,509.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(M)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 6.3%
Goodman Group, REIT	876,802	$ 4,885,319
GPT Group, REIT	1,136,296	4,400,500
Mirvac Group, REIT	4,233,248	7,257,411
Scentre Group, REIT	2,241,699	8,063,715
Vicinity Centres, REIT	1,011,717	2,454,586
Westfield Corp., REIT	454,375	3,383,664

		30,445,195

France - 7.0%
Gecina SA, REIT	48,708	7,668,462
ICADE, REIT	15,520	1,210,469
Klepierre, REIT	284,910	13,058,181
Unibail-Rodamco SE, REIT	44,494	11,995,754

		33,932,866

Germany - 2.6%
Deutsche Wohnen AG	40,246	1,462,780
LEG Immobilien AG (A)	103,597	9,914,039
Vonovia SE	25,405	961,897

		12,338,716

Hong Kong - 7.0%
Cheung Kong Property Holdings, Ltd.	661,343	4,825,952
Henderson Land Development Co., Ltd.	515,800	3,058,997
Link REIT	992,800	7,295,859
Sino Land Co., Ltd.	1,732,000	3,063,669
Sun Hung Kai Properties, Ltd.	857,855	12,951,217
Wharf Holdings, Ltd.	393,000	2,860,199

		34,055,893

Japan - 14.4%
Daito Trust Construction Co., Ltd.	57,200	9,123,909
Daiwa House Industry Co., Ltd.	103,292	2,806,776
GLP J-REIT	1,669	2,215,348
Invincible Investment Corp., REIT	2,617	1,455,538
Japan Real Estate Investment Corp., REIT (B)	324	1,933,041
Japan Retail Fund Investment Corp., Class A, REIT	2,723	6,715,865
Kenedix Office Investment Corp., Class A, REIT	782	4,804,359
Mitsubishi Estate Co., Ltd.	415,710	7,739,860
Mitsui Fudosan Co., Ltd.	492,510	10,371,827
Mori Hills REIT Investment Corp.	2,245	3,356,264
Nippon Building Fund, Inc., REIT	72	455,125
Nippon Prologis REIT, Inc.	2,969	7,495,331
NTT Urban Development Corp.	172,600	1,656,129
Orix JREIT, Inc., Class A	2,977	5,219,768
Sumitomo Realty & Development Co., Ltd.	166,777	4,272,011

		69,621,151

Netherlands - 0.8%
Eurocommercial Properties NV, CVA	55,412	2,503,576
NSI NV, REIT	335,522	1,390,038

		3,893,614

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,421,600	$ 4,474,908
Mapletree Commercial Trust, REIT	1,003,192	1,177,024

		5,651,932

Spain - 0.3%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	91,020	1,219,810

Sweden - 0.5%
Hufvudstaden AB, Class A	152,893	2,648,377

United Kingdom - 3.7%
Great Portland Estates PLC, REIT	172,074	1,411,803
Hammerson PLC, REIT	413,381	3,145,167
Land Securities Group PLC, REIT	794,782	10,899,053
Safestore Holdings PLC, REIT	217,664	1,086,181
Segro PLC, REIT	190,005	1,117,595

		17,659,799

United States - 53.3%
Alexandria Real Estate Equities, Inc., REIT (B)	38,800	4,220,276
American Homes 4 Rent, Class A, REIT	85,600	1,852,384
AvalonBay Communities, Inc., REIT	53,479	9,510,705
Brixmor Property Group, Inc., REIT	106,500	2,959,635
CubeSmart, Class A, REIT	118,530	3,231,128
DCT Industrial Trust, Inc., REIT	106,100	5,151,155
DDR Corp., REIT	377,600	6,581,568
Digital Realty Trust, Inc., REIT	108,217	10,510,035
Duke Realty Corp., REIT (B)	157,300	4,299,009
Equity Residential, REIT	175,336	11,279,365
Gaming and Leisure Properties, Inc., REIT	182,500	6,104,625
General Growth Properties, Inc., REIT	503,706	13,902,286
HCP, Inc., REIT	136,600	5,183,970
Healthcare Realty Trust, Inc., REIT	125,700	4,281,342
Healthcare Trust of America, Inc., Class A, REIT	129,977	4,239,850
Highwoods Properties, Inc., REIT	65,000	3,387,800
Host Hotels & Resorts, Inc., REIT (B)	315,205	4,907,742
Kilroy Realty Corp., REIT	83,100	5,762,985
Kimco Realty Corp., REIT	423,470	12,259,457
Life Storage, Inc., REIT	20,100	1,787,694
MGM Growth Properties LLC, Class A, REIT	112,020	2,920,361
Paramount Group, Inc., REIT	141,100	2,312,629
Pebblebrook Hotel Trust, REIT (B)	90,673	2,411,902
Prologis, Inc., Class A, REIT	232,310	12,437,877
Public Storage, REIT	43,830	9,780,226
QTS Realty Trust, Inc., Class A, REIT	87,000	4,597,950
Regency Centers Corp., REIT	78,300	6,067,467
Simon Property Group, Inc., REIT	106,759	22,100,181
SL Green Realty Corp., REIT (B)	92,300	9,977,630
Spirit Realty Capital, Inc., REIT	599,724	7,994,321
Sun Communities, Inc., REIT	94,100	7,384,968
Sunstone Hotel Investors, Inc., REIT	188,994	2,417,233
UDR, Inc., REIT (B)	186,784	6,722,356
VEREIT, Inc.	985,200	10,216,524
Vornado Realty Trust, Class A, REIT	120,185	12,163,924
Welltower, Inc., REIT	225,394	16,852,709

		257,771,269

Total Common Stocks (Cost $449,080,386)		469,238,622

The notes are an integral part of this report.

Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	18,984,310	$ 18,984,310

Total Securities Lending Collateral (Cost $18,984,310)		18,984,310

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $10,699,022 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 09/30/2019, and with a value of $10,915,781.	$ 10,698,995	10,698,995

Total Repurchase Agreement (Cost $10,698,995)		10,698,995

Total Investments (Cost $478,763,691) (D)		498,921,927
Net Other Assets (Liabilities) - (3.2)%		(15,426,249)

Net Assets - 100.0%		$ 483,495,678

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	78.5%	$ 391,520,983
Real Estate Management & Development	15.6	77,717,639

Investments, at Value	94.1	469,238,622
Short-Term Investments	5.9	29,683,305

Total Investments	100.0%	$ 498,921,927

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$257,771,269	$211,467,353	$—	$469,238,622
Securities Lending Collateral	18,984,310	—	—	18,984,310
Repurchase Agreement	—	10,698,995	—	10,698,995

Total Investments	$276,755,579	$222,166,348	$—	$498,921,927

The notes are an integral part of this report.

Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $18,521,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $478,763,691. Aggregate gross unrealized appreciation and depreciation for all securities is $33,988,893 and $13,830,657, respectively. Net unrealized appreciation for tax purposes is $20,158,236.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report.

Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Equity Funds - 66.1%
Transamerica Developing Markets Equity (A) (B)	2,006,087	$ 19,800,081
Transamerica International Equity (B)	11,009,206	186,716,126
Transamerica International Equity Opportunities (B)	25,221,952	187,146,881
Transamerica International Small Cap Value (B)	4,087,149	47,370,062

		441,033,150

International Fixed Income Fund - 1.5%
Transamerica Unconstrained Bond (B)	1,017,751	10,045,206

U.S. Equity Funds - 7.1%
Transamerica Jennison Growth VP (C)	2,648,653	23,758,414
Transamerica Large Cap Value (B)	1,843,389	23,521,638

		47,280,052

U.S. Fixed Income Funds - 22.9%
Transamerica Core Bond (B)	1,776,241	18,224,234
Transamerica High Yield Bond (B)	5,842,679	53,635,798
Transamerica Intermediate Bond (B)	4,661,689	48,434,954
Transamerica PIMCO Total Return VP (C)	2,850,528	32,496,018

		152,791,004

Total Investment Companies (Cost $652,114,604)		651,149,412

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury Note
0.50%, 01/31/2017 (D)	$ 8,450,000	8,454,943

Total U.S. Government Obligation (Cost $8,455,165)		8,454,943

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $7,618,270 on 10/03/2016. Collateralized by U.S. Government Obligations, 2.63% - 3.75%, due 07/15/2017 - 08/15/2041, and with a total value of $7,775,122.	7,618,251	7,618,251

Total Repurchase Agreement (Cost $7,618,251)		7,618,251

Total Investments (Cost $668,188,020) (F)		667,222,606
Net Other Assets (Liabilities) - (0.0)% (G)		(331,434)

Net Assets - 100.0%		$ 666,891,172

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Short	(8)	12/16/2016	$—	$(5,596)
MSCI Emerging Markets Mini Index	Long	5	12/16/2016	2,400	—
S&P 500® E-Mini	Long	117	12/16/2016	259,651	—
U.S. Treasury Bond	Long	48	12/20/2016	—	(35,642)

Total				$262,051	$(41,238)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$651,149,412	$—	$—	$651,149,412
U.S. Government Obligation	—	8,454,943	—	8,454,943
Repurchase Agreement	—	7,618,251	—	7,618,251

Total Investments	$651,149,412	$16,073,194	$—	$667,222,606

Other Financial Instruments
Futures Contracts (I)	$262,051	$—	$—	$262,051

Total Other Financial Instruments	$262,051	$—	$—	$262,051

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(41,238)	$—	$—	$(41,238)

Total Other Financial Instruments	$(41,238)	$—	$—	$(41,238)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $8,454,943.

(E)	Rate disclosed reflects the yield at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $668,188,020. Aggregate gross unrealized appreciation and depreciation for all securities is $14,405,103 and $15,370,517, respectively. Net unrealized depreciation for tax purposes is $965,414.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 58.5%
Aerospace & Defense - 3.8%
Boeing Co.	128,070	$ 16,871,942
General Dynamics Corp.	25,062	3,888,620
Northrop Grumman Corp.	34,508	7,382,986

		28,143,548

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	34,841	3,810,212

Automobiles - 1.6%
General Motors Co.	369,604	11,742,319

Banks - 1.0%
US Bancorp	177,536	7,614,519

Biotechnology - 3.8%
AbbVie, Inc., Class G	149,898	9,454,067
Amgen, Inc.	112,075	18,695,231

		28,149,298

Capital Markets - 4.1%
CME Group, Inc., Class A	137,931	14,416,548
Morgan Stanley	248,019	7,951,489
TD Ameritrade Holding Corp.	239,217	8,430,007

		30,798,044

Chemicals - 2.1%
LyondellBasell Industries NV, Class A	194,222	15,665,947

Consumer Finance - 1.8%
American Express Co.	51,048	3,269,114
Synchrony Financial	355,546	9,955,288

		13,224,402

Equity Real Estate Investment Trusts - 1.1%
Crown Castle International Corp.	27,780	2,617,154
MGM Growth Properties LLC, Class A	86,800	2,262,876
Outfront Media, Inc.	137,996	3,263,605

		8,143,635

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	88,832	13,547,768
Kroger Co.	149,586	4,439,713
Sysco Corp.	75,016	3,676,534

		21,664,015

Food Products - 0.9%
Hershey Co.	67,522	6,455,103

Health Care Equipment & Supplies - 1.2%
Medtronic PLC	102,998	8,899,027

Health Care Providers & Services - 0.6%
Aetna, Inc.	37,843	4,368,974

Hotels, Restaurants & Leisure - 1.8%
Norwegian Cruise Line Holdings, Ltd. (A)	119,312	4,498,063
Six Flags Entertainment Corp.	58,215	3,120,906
Starbucks Corp.	114,456	6,196,648

		13,815,617

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.9%
Kimberly-Clark Corp.	52,892	$ 6,671,797

Industrial Conglomerates - 2.0%
General Electric Co.	124,237	3,679,900
Honeywell International, Inc.	99,136	11,558,266

		15,238,166

Internet & Direct Marketing Retail - 1.6%
Priceline Group, Inc. (A)	7,913	11,643,900

Internet Software & Services - 2.2%
Alphabet, Inc., Class C (A)	20,861	16,215,047

IT Services - 3.6%
Accenture PLC, Class A	41,101	5,021,309
Automatic Data Processing, Inc.	40,450	3,567,690
MasterCard, Inc., Class A	178,860	18,202,582

		26,791,581

Leisure Products - 0.8%
Hasbro, Inc.	20,378	1,616,587
Mattel, Inc.	135,563	4,104,847

		5,721,434

Media - 2.7%
Comcast Corp., Class A	185,196	12,285,902
Time Warner, Inc.	102,134	8,130,888

		20,416,790

Mortgage Real Estate Investment Trusts - 0.6%
Colony Capital, Inc.	235,601	4,295,006

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	92,484	7,299,762

Pharmaceuticals - 2.6%
Allergan PLC (A)	18,060	4,159,399
Bristol-Myers Squibb Co.	239,143	12,894,591
Eli Lilly & Co.	29,178	2,341,826

		19,395,816

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	220,577	6,171,745

Road & Rail - 1.0%
CSX Corp.	238,808	7,283,644

Software - 4.5%
Adobe Systems, Inc. (A)	108,875	11,817,292
Microsoft Corp.	372,766	21,471,322

		33,288,614

Specialty Retail - 1.3%
Home Depot, Inc.	78,379	10,085,810

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	99,605	11,260,345

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	272,601	14,352,443

Tobacco - 2.3%
Altria Group, Inc.	265,671	16,798,377

Total Common Stocks (Cost $416,363,021)		435,424,937

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%
Banks - 0.2%
Citigroup Capital XIII
7.12% (B)	61,064	$ 1,608,426

Capital Markets - 0.1%
Morgan Stanley
Series E, 7.13% (B)	5,463	161,213
Series F, 6.88% (B)	6,369	187,440

		348,653

Consumer Finance - 0.1%
Discover Financial Services
Series B, 6.50% (C)	35,929	937,028

Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.70%	2,717	69,936

Total Preferred Stocks (Cost $2,914,192)		2,964,043

MASTER LIMITED PARTNERSHIP - 1.0%
Capital Markets - 1.0%
Blackstone Group, LP, Class A	296,478	7,569,083

Total Master Limited Partnership (Cost $9,606,343)		7,569,083

	Principal	Value
ASSET-BACKED SECURITIES - 1.6%
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	$ 141,000	140,688
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class E,
3.82%, 02/10/2020 (E)	881,000	888,453
Series 2015-2, Class D,
3.00%, 06/08/2021	214,000	217,798
Series 2015-3, Class D,
3.34%, 08/08/2021	1,244,000	1,280,221
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	421,300
Series 2016-2, Class D,
3.65%, 05/09/2022	293,000	304,068
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (E)	975,000	990,917
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2,
4.47%, 03/20/2043 (E)	2,827,340	2,834,950
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2,
5.22%, 01/25/2042 (E)	381,527	392,354
Series 2015-1A, Class A2I,
3.48%, 10/25/2045 (E)	677,878	684,233
OSCAR US Funding Trust V
Series 2016-2A, Class A3,
2.73%, 12/15/2020 (E) (F)	160,000	159,986
Series 2016-2A, Class A4,
2.99%, 12/15/2023 (E) (F)	140,000	139,962
Santander Drive Auto Receivables Trust
Series 2012-6, Class D,
2.52%, 09/17/2018	34,000	34,161

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-4, Class E,
4.67%, 01/15/2020 (E)	$ 987,000	$ 1,009,838
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	213,736
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	446,787
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (E)	588,000	596,258
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.37%, 06/15/2045 (E)	847,440	851,181

Total Asset-Backed Securities (Cost $11,583,152)		11,606,891

CORPORATE DEBT SECURITIES - 18.4%
Airlines - 0.0% (D)
Southwest Airlines Co.
5.13%, 03/01/2017	250,000	253,913

Auto Components - 0.1%
Schaeffler Finance BV
4.25%, 05/15/2021 (E)	216,000	221,400
ZF North America Capital, Inc.
4.50%, 04/29/2022 (E)	150,000	159,057

		380,457

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	373,000	404,117
General Motors Financial Co., Inc.
3.70%, 05/09/2023	276,000	280,708

		684,825

Banks - 2.1%
Bank of America Corp.
4.45%, 03/03/2026, MTN	1,200,000	1,287,848
5.42%, 03/15/2017	200,000	203,451
5.70%, 05/02/2017	341,000	348,991
6.30% (B), 03/10/2026 (G)	500,000	543,125
Bank of America NA
5.30%, 03/15/2017	709,000	721,394
CIT Group, Inc.
4.25%, 08/15/2017	1,677,000	1,708,444
5.50%, 02/15/2019 (E)	435,000	460,556
Citigroup, Inc.
2.26% (B), 09/01/2023	736,000	739,523
4.45%, 09/29/2027	636,000	665,557
Citizens Financial Group, Inc.
3.75%, 07/01/2024	195,000	195,031
4.30%, 12/03/2025	853,000	895,030
4.35%, 08/01/2025	141,000	146,646
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	1,057,000	1,059,299
3.38%, 05/01/2023	1,021,000	1,049,012
4.25%, 10/01/2027	1,028,000	1,102,982
JPMorgan Chase Capital XXI
1.71% (B), 01/15/2087	85,000	68,000
JPMorgan Chase Capital XXIII
1.82% (B), 05/15/2077	39,000	29,543
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023	1,088,000	1,140,358
Santander UK PLC
5.00%, 11/07/2023 (E)	1,565,000	1,630,974

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
SVB Financial Group
5.38%, 09/15/2020	$ 535,000	$ 594,632
Wells Fargo & Co.
3.00%, 04/22/2026	270,000	272,539
5.88% (B), 06/15/2025 (G)	696,000	755,160

		15,618,095

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	219,000	225,985
3.30%, 02/01/2023	1,245,000	1,314,109
3.65%, 02/01/2026	1,777,000	1,908,498
4.90%, 02/01/2046	750,000	892,336
Molson Coors Brewing Co.
3.00%, 07/15/2026	631,000	635,370
4.20%, 07/15/2046	252,000	262,569

		5,238,867

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	1,103,000	1,116,626

Building Products - 0.1%
Masco Corp.
3.50%, 04/01/2021	400,000	414,000
4.38%, 04/01/2026	64,000	67,360
Owens Corning
3.40%, 08/15/2026	124,000	124,575
4.20%, 12/01/2024	410,000	434,970

		1,040,905

Capital Markets - 2.1%
Charles Schwab Corp.
3.00%, 03/10/2025	436,000	453,454
7.00% (B), 02/01/2022 (G)	626,000	726,160
E*TRADE Financial Corp.
4.63%, 09/15/2023	1,143,000	1,187,937
5.38%, 11/15/2022	716,000	763,225
Goldman Sachs Capital I
6.35%, 02/15/2034	1,512,000	1,842,637
Goldman Sachs Group, Inc.
3.75%, 02/25/2026	881,000	925,075
5.63%, 01/15/2017	311,000	314,680
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	680,000	736,237
Lazard Group LLC
3.75%, 02/13/2025	184,000	185,225
4.25%, 11/14/2020	1,171,000	1,255,536
6.85%, 06/15/2017	26,000	26,826
Morgan Stanley
2.45%, 02/01/2019, MTN	401,000	408,226
2.80%, 06/16/2020	441,000	452,408
3.95%, 04/23/2027	646,000	670,967
4.88%, 11/01/2022	316,000	348,536
5.55%, 04/27/2017, MTN	273,000	279,302
5.55% (B), 07/15/2020 (C) (G)	893,000	911,976
Raymond James Financial, Inc.
3.63%, 09/15/2026	170,000	172,757
5.63%, 04/01/2024	1,830,000	2,115,928
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	615,000	640,836
3.63%, 04/01/2025	1,227,000	1,317,221

		15,735,149

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Air Liquide Finance SA
1.75%, 09/27/2021 (E)	$ 241,000	$ 240,110
2.25%, 09/27/2023 (E)	226,000	226,432
2.50%, 09/27/2026 (E)	221,000	222,188
Albemarle Corp.
4.15%, 12/01/2024	158,000	170,325
Ashland LLC
3.88%, 04/15/2018	217,000	223,510

		1,082,565

Commercial Services & Supplies - 0.0% (D)
Cintas Corp. No. 2
4.30%, 06/01/2021	143,000	157,492

Communications Equipment - 0.0% (D)
Harris Corp.
4.25%, 10/01/2016	189,000	189,000

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	429,000	457,050
Vulcan Materials Co.
4.50%, 04/01/2025	658,000	710,640
7.00%, 06/15/2018	675,000	727,313
7.50%, 06/15/2021	242,000	293,425

		2,188,428

Consumer Finance - 0.7%
Ally Financial, Inc.
8.00%, 12/31/2018	161,000	177,503
American Express Credit Corp.
2.13%, 03/18/2019	1,584,000	1,609,799
Discover Financial Services
3.75%, 03/04/2025	566,000	572,775
3.95%, 11/06/2024	721,000	738,064
Synchrony Financial
2.60%, 01/15/2019	34,000	34,400
3.00%, 08/15/2019	917,000	938,664
4.50%, 07/23/2025	789,000	833,777

		4,904,982

Containers & Packaging - 0.1%
Ball Corp.
4.38%, 12/15/2020	400,000	427,000

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	124,000	130,331
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (E)	1,039,000	1,085,872
LeasePlan Corp. NV
2.50%, 05/16/2018 (E)	1,166,000	1,167,740
Murray Street Investment Trust I
4.65% (H), 03/09/2017	390,000	393,943
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (E)	789,000	674,582
5.88%, 03/15/2022 (E)	961,000	1,003,044
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (E) (I)	191,000	205,300
Voya Financial, Inc.
5.65% (B), 05/15/2053	254,000	254,000

		4,914,812

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.40%, 05/15/2025	312,000	320,551
4.13%, 02/17/2026	223,000	240,974

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
BellSouth LLC
4.40%, 04/26/2021 (E)	$ 2,838,000	$ 2,889,936
Verizon Communications, Inc.
1.75%, 08/15/2021	245,000	242,321
2.63%, 08/15/2026	624,000	612,437
4.13%, 08/15/2046	311,000	311,086

		4,617,305

Electric Utilities - 0.8%
Dominion Resources, Inc.
2.00%, 08/15/2021	82,000	81,804
2.85%, 08/15/2026 (C)	123,000	122,341
Duke Energy Corp.
1.80%, 09/01/2021	259,000	257,616
2.65%, 09/01/2026	376,000	368,956
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	340,000	354,450
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (E)	1,728,000	1,924,900
Southern Co.
2.35%, 07/01/2021	1,035,000	1,054,768
2.95%, 07/01/2023	553,000	571,364
3.25%, 07/01/2026	1,036,000	1,073,032

		5,809,231

Electronic Equipment, Instruments & Components - 0.2%
Trimble Navigation, Ltd.
4.75%, 12/01/2024	1,116,000	1,173,714

Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc.
5.88%, 05/01/2019 (C)	108,000	112,056
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,133,000	1,195,639
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
5.50%, 05/15/2022 (E)	358,000	372,255
Oceaneering International, Inc.
4.65%, 11/15/2024	448,000	450,994
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	439,000	484,075

		2,615,019

Equity Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	620,000	629,377
4.50%, 07/30/2029	482,000	517,613
4.60%, 04/01/2022	1,292,000	1,405,532
American Tower Corp.
3.30%, 02/15/2021	764,000	798,673
3.38%, 10/15/2026	929,000	941,650
3.45%, 09/15/2021	74,000	77,882
3.50%, 01/31/2023	130,000	135,599
4.40%, 02/15/2026	414,000	453,445
Crown Castle International Corp.
4.88%, 04/15/2022	1,017,000	1,134,463
5.25%, 01/15/2023	567,000	642,037
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	236,000	264,231

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
SL Green Realty Corp.
5.00%, 08/15/2018	$ 304,000	$ 317,441
7.75%, 03/15/2020	1,330,000	1,548,280

		8,866,223

Food & Staples Retailing - 0.5%
CVS Health Corp.
2.80%, 07/20/2020	1,344,000	1,392,457
4.75%, 12/01/2022	323,000	366,338
5.00%, 12/01/2024	415,000	480,662
Sysco Corp.
2.50%, 07/15/2021	181,000	184,879
3.30%, 07/15/2026	453,000	469,596
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	211,000	215,931
3.10%, 06/01/2023	133,000	137,182
3.45%, 06/01/2026	544,000	564,736
4.65%, 06/01/2046	95,000	102,994

		3,914,775

Food Products - 0.5%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	502,000	520,236
3.00%, 06/01/2026 (C)	489,000	492,901
3.50%, 07/15/2022	386,000	410,195
Smithfield Foods, Inc.
5.25%, 08/01/2018 (E)	48,000	48,300
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (E)	1,684,000	1,711,355
3.38%, 10/21/2020 (E)	274,000	290,030

		3,473,017

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
1.80%, 12/15/2017	621,000	623,827
Life Technologies Corp.
6.00%, 03/01/2020	636,000	711,187

		1,335,014

Health Care Providers & Services - 0.6%
Aetna, Inc.
2.40%, 06/15/2021	463,000	468,361
2.80%, 06/15/2023	334,000	341,060
3.20%, 06/15/2026	796,000	809,313
Express Scripts Holding Co.
4.50%, 02/25/2026	1,177,000	1,290,974
4.80%, 07/15/2046	386,000	400,966
HCA, Inc.
3.75%, 03/15/2019	359,000	371,116
Universal Health Services, Inc.
4.75%, 08/01/2022 (E)	375,000	387,187
5.00%, 06/01/2026 (E)	319,000	332,159

		4,401,136

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (E)	1,020,000	1,060,800
Brinker International, Inc.
3.88%, 05/15/2023	659,000	624,093

		1,684,893

Household Durables - 0.5%
DR Horton, Inc.
3.75%, 03/01/2019	533,000	554,986
4.75%, 05/15/2017	89,000	90,669

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
MDC Holdings, Inc.
5.50%, 01/15/2024	$ 239,000	$ 249,755
Newell Brands, Inc.
3.15%, 04/01/2021	235,000	244,838
3.85%, 04/01/2023	224,000	238,440
4.20%, 04/01/2026	1,230,000	1,339,603
5.00%, 11/15/2023 (E)	346,000	368,374
Toll Brothers Finance Corp.
4.00%, 12/31/2018	184,000	190,670
4.38%, 04/15/2023	78,000	79,950
5.88%, 02/15/2022	234,000	257,400

		3,614,685

Industrial Conglomerates - 0.1%
General Electric Co.
5.00% (B), 01/21/2021 (G)	712,000	757,176

Insurance - 0.3%
CNO Financial Group, Inc.
4.50%, 05/30/2020	208,000	212,940
5.25%, 05/30/2025	596,000	591,530
Primerica, Inc.
4.75%, 07/15/2022	981,000	1,073,518

		1,877,988

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	463,000	491,091
4.50%, 10/15/2022	533,000	587,545
5.00%, 03/15/2022	111,000	114,968
Total System Services, Inc.
4.80%, 04/01/2026	1,221,000	1,352,052

		2,545,656

Machinery - 0.1%
CNH Industrial Capital LLC
3.63%, 04/15/2018	436,000	441,450

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	567,000	589,680
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (E)	161,000	173,729
4.91%, 07/23/2025 (E)	864,000	953,040
Comcast Corp.
2.35%, 01/15/2027	392,000	386,782
Cox Communications, Inc.
3.35%, 09/15/2026 (E)	725,000	730,838
Time Warner Cable LLC
5.85%, 05/01/2017	582,000	596,533
UBM PLC
5.75%, 11/03/2020 (E)	362,000	392,299

		3,822,901

Metals & Mining - 0.1%
Alcoa, Inc.
5.13%, 10/01/2024	106,000	112,757
ArcelorMittal
7.25%, 02/25/2022	47,000	53,345
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	667,000	697,136

		863,238

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/2021 (C)	$ 119,000	$ 127,749
5.55%, 03/15/2026 (C)	648,000	732,265
6.38%, 09/15/2017	27,000	28,149
Canadian Natural Resources, Ltd.
5.70%, 05/15/2017 (C)	142,000	145,319
5.90%, 02/01/2018	238,000	249,755
Cenovus Energy, Inc.
5.70%, 10/15/2019	15,000	16,101
Cimarex Energy Co.
4.38%, 06/01/2024	218,000	227,689
5.88%, 05/01/2022	459,000	480,657
ConocoPhillips Co.
4.20%, 03/15/2021 (C)	516,000	558,494
4.95%, 03/15/2026 (C)	642,000	723,641
Energy Transfer Partners, LP
4.15%, 10/01/2020	257,000	268,803
4.75%, 01/15/2026	311,000	321,310
Hess Corp.
4.30%, 04/01/2027	497,000	500,870
Kinder Morgan Energy Partners, LP
3.95%, 09/01/2022	391,000	408,464
5.00%, 10/01/2021	307,000	334,977
Motiva Enterprises LLC
5.75%, 01/15/2020 (E)	421,000	464,979
MPLX, LP
4.50%, 07/15/2023	154,000	156,991
Phillips 66 Partners, LP
3.61%, 02/15/2025 (C)	377,000	379,159
Plains All American Pipeline, LP / PAA Finance Corp.
4.65%, 10/15/2025	766,000	793,471
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 (E)	735,000	753,375
Spectra Energy Partners, LP
4.75%, 03/15/2024	1,001,000	1,098,883
Western Gas Partners, LP
5.38%, 06/01/2021	689,000	750,165
Williams Cos., Inc.
3.70%, 01/15/2023	210,000	203,700
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023 - 03/15/2024	606,000	613,068

		10,338,034

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (E)	955,000	998,035
3.60%, 03/01/2025 (E)	632,000	673,209

		1,671,244

Pharmaceuticals - 0.6%
Actavis Funding SCS
3.00%, 03/12/2020	1,145,000	1,182,230
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024	508,000	515,462
4.38%, 03/15/2026	220,000	229,589
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	441,000	441,555
2.88%, 09/23/2023	587,000	589,843
3.20%, 09/23/2026	587,000	590,157
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	416,000	414,431

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
2.80%, 07/21/2023	$ 307,000	$ 307,788
3.15%, 10/01/2026	469,000	471,170

		4,742,225

Professional Services - 0.5%
Total System Services, Inc.
3.80%, 04/01/2021	398,000	422,341
Verisk Analytics, Inc.
4.13%, 09/12/2022	138,000	148,337
4.88%, 01/15/2019	663,000	706,011
5.50%, 06/15/2045	978,000	1,049,092
5.80%, 05/01/2021	1,462,000	1,668,541

		3,994,322

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	650,000	695,809
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,433,000	1,443,748

		2,139,557

Semiconductors & Semiconductor Equipment - 0.3%
National Semiconductor Corp.
6.60%, 06/15/2017	860,000	894,391
TSMC Global, Ltd.
1.63%, 04/03/2018 (E)	1,501,000	1,503,336

		2,397,727

Software - 0.2%
Cadence Design Systems, Inc.
4.38%, 10/15/2024 (C)	1,027,000	1,055,647
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	620,000	613,911

		1,669,558

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman
4.75%, 01/01/2025	1,066,000	1,007,370
4.88%, 06/01/2027	156,000	138,012
5.75%, 12/01/2034	138,000	115,001

		1,260,383

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.
4.63%, 05/15/2024 (E)	931,000	955,439

Trading Companies & Distributors - 0.0% (D)
International Lease Finance Corp.
8.75%, 03/15/2017	361,000	371,379

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (E)	382,000	387,595
3.38%, 03/15/2018 (E)	1,081,000	1,108,064
4.25%, 01/17/2023 (E)	179,000	188,811
4.88%, 07/11/2022 (E)	73,000	81,461

		1,765,931

Wireless Telecommunication Services - 0.0% (D)
SBA Tower Trust
2.93%, 12/15/2042 (E)	55,000	55,305

Total Corporate Debt Securities (Cost $134,270,602)		137,107,641

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.6%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ,
5.42%, 10/10/2045	$ 1,700,000	$ 1,697,895
Series 2007-3, Class AJ,
5.72% (B), 06/10/2049	1,103,313	1,106,427
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class AJFX,
5.57% (B), 04/15/2047	116,510	116,504
COMM Mortgage Trust
Series 2007-C9, Class AJ,
5.65% (B), 12/10/2049	835,061	857,199
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (B), 12/10/2049	300,525	310,186
Core Industrial Trust
Series 2015-TEXW, Class D,
3.98% (B), 02/10/2034 (E)	869,633	884,758
Series 2015-TEXW, Class E,
3.98% (B), 02/10/2034 (E)	470,000	456,412
GAHR Commericial Mortgage Trust
Series 2015-NRF, Class DFX,
3.49% (B), 12/15/2034 (E)	132,000	132,709
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (B), 12/10/2027 (E)	200,000	191,121
Hilton USA Trust
Series 2013-HLT, Class DFX,
4.41%, 11/05/2030 (E)	288,000	288,063
Series 2013-HLT, Class EFX,
5.61% (B), 11/05/2030 (E)	102,000	102,157
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-CSMO, Class B,
2.32% (B), 01/15/2032 (E)	189,000	188,603
Series 2015-CSMO, Class E,
4.47% (B), 01/15/2032 (E)	164,000	163,513
Series 2015-SGP, Class B,
3.27% (B), 07/15/2036 (E)	100,000	100,175
Series 2015-SGP, Class D,
5.02% (B), 07/15/2036 (E)	300,000	298,497
Series 2015-UES, Class E,
3.74% (B), 09/05/2032 (E)	236,000	230,647
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.28% (B), 02/15/2041	696,367	695,973
Series 2007-C1, Class AJ,
5.48%, 02/15/2040	1,136,469	1,139,041
Series 2007-C2, Class AM,
5.49% (B), 02/15/2040	82,521	83,843
Series 2007-C7, Class AJ,
6.45% (B), 09/15/2045	219,940	221,206
Starwood Retail Property Trust
Series 2014-STAR, Class D,
3.77% (B), 11/15/2027 (E)	311,000	297,292
Series 2014-STAR, Class E,
4.67% (B), 11/15/2027 (E)	185,000	173,664
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM,
5.38%, 12/15/2043	216,321	218,255
Series 2007-C31, Class AJ,
5.66% (B), 04/15/2047	621,224	621,865

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C33, Class AJ,
6.16% (B), 02/15/2051	$ 995,719	$ 997,386
Series 2007-C34, Class AJ,
6.14% (B), 05/15/2046	170,309	170,695
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1,
3.27% (B), 01/15/2027 (E)	73,000	70,604
Series 2014-TISH, Class WTS1,
2.77% (B), 02/15/2027 (E)	135,000	130,932
Series 2014-TISH, Class WTS2,
3.77% (B), 02/15/2027 (E)	35,000	34,024

Total Mortgage-Backed Securities (Cost $12,168,201)		11,979,646

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.7%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 07/01/2046	6,458,891	6,924,065
4.00%, 08/01/2044	780,916	858,716
4.50%, 09/01/2044 - 02/01/2046	4,444,327	5,008,554
5.00%, 06/01/2020 - 07/01/2044	2,050,576	2,311,756
5.50%, 12/01/2028 - 09/01/2041	2,062,778	2,332,067
6.00%, 04/01/2040	150,737	177,839
Federal National Mortgage Association
3.50%, 10/01/2029 - 08/01/2046	13,193,081	14,117,811
4.00%, 03/01/2029 - 06/01/2046	12,433,619	13,595,811
4.50%, 08/01/2041 - 07/01/2046	17,022,872	19,082,958
5.00%, 09/01/2029 - 07/01/2044	1,483,544	1,680,845
5.50%, 03/01/2040 - 05/01/2044	4,685,190	5,307,806
6.00%, 08/01/2022 - 10/01/2038	247,553	272,303
7.00%, 02/01/2039	17,506	21,926
FREMF Mortgage Trust
Series 2010-KSCT, Class B,
2.00%, 01/25/2020 (E) (I)	138,246	128,964
Government National Mortgage Association
3.50%, 05/20/2042	22,538	24,238
4.00%, 01/15/2045 - 04/15/2045	3,107,530	3,387,595
4.50%, 05/15/2041 - 08/15/2046	3,256,801	3,653,644
4.90%, 10/15/2034	91,330	106,069
5.00%, 10/15/2039 - 09/20/2045	5,653,649	6,393,629
5.10%, 01/15/2032	78,305	90,908
5.50%, 09/15/2035 - 07/20/2042	592,369	678,713
6.00%, 11/20/2034 - 02/20/2043	580,907	670,220
7.50%, 08/15/2033	244,583	293,245

Total U.S. Government Agency Obligations (Cost $86,261,695)		87,119,682

U.S. GOVERNMENT OBLIGATIONS - 6.4%
U.S. Treasury Bond
2.25%, 08/15/2046	6,008,000	5,899,105
2.50%, 02/15/2045 - 05/15/2046	3,843,000	3,976,883
2.88%, 08/15/2045	1,034,000	1,151,698
3.00%, 11/15/2045	3,265,000	3,725,417
3.63%, 02/15/2044	22,000	28,013
U.S. Treasury Note
1.13%, 08/31/2021	666,000	665,323
1.50%, 08/15/2026	7,999,000	7,921,194
1.63%, 02/15/2026 - 05/15/2026	2,592,000	2,595,693
2.00%, 02/15/2025 - 08/15/2025	3,428,000	3,547,718
2.13%, 09/30/2021 - 12/31/2021	4,406,000	4,604,889
2.25%, 11/15/2025	4,359,000	4,601,469
2.50%, 08/15/2023 - 05/15/2024	4,873,000	5,227,076
2.75%, 11/15/2023	3,320,000	3,617,631

Total U.S. Government Obligations (Cost $46,724,514)		47,562,109

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (J)	4,725,367	$ 4,725,367

Total Securities Lending Collateral (Cost $4,725,367)		4,725,367

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (J), dated 09/30/2016, to be repurchased at $8,940,991 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 04/12/2018, and with a value of $9,120,942.	$ 8,940,969	8,940,969

Total Repurchase Agreement (Cost $8,940,969)		8,940,969

Total Investments (Cost $733,558,056) (K)		755,000,368
Net Other Assets (Liabilities) - (1.4)%		(10,668,398)

Net Assets - 100.0%		$ 744,331,970

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$435,424,937	$—	$—	$435,424,937
Preferred Stocks	2,964,043	—	—	2,964,043
Master Limited Partnership	7,569,083	—	—	7,569,083
Asset-Backed Securities	—	11,606,891	—	11,606,891
Corporate Debt Securities	—	137,107,641	—	137,107,641
Mortgage-Backed Securities	—	11,979,646	—	11,979,646
U.S. Government Agency Obligations	—	87,119,682	—	87,119,682
U.S. Government Obligations	—	47,562,109	—	47,562,109
Securities Lending Collateral	4,725,367	—	—	4,725,367
Repurchase Agreement	—	8,940,969	—	8,940,969

Total Investments	$450,683,430	$304,316,938	$—	$755,000,368

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,623,971. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $38,663,021, representing 5.2% of the Portfolio’s net assets.

(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $299,948, representing less than 0.1% of the Portfolio’s net assets.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2016; the maturity date disclosed is the ultimate maturity date.
(I)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $334,264, representing less than 0.1% of the Portfolio’s net assets.
(J)	Rates disclosed reflect the yields at September 30, 2016.
(K)

Aggregate cost for federal income tax purposes is $733,558,056. Aggregate gross unrealized appreciation and depreciation for all securities is $35,205,117 and $13,762,805, respectively. Net unrealized appreciation for tax purposes is $21,442,312.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 1.8%
Teledyne Technologies, Inc. (A)	68,000	$ 7,339,240
TransDigm Group, Inc. (A)	10,725	3,100,812

		10,440,052

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	108,585	5,594,299

Airlines - 0.8%
Ryanair Holdings PLC, ADR	63,330	4,751,650

Biotechnology - 2.6%
AbbVie, Inc., Class G	68,300	4,307,681
Celgene Corp. (A)	69,619	7,277,274
DBV Technologies SA, ADR (A)	48,200	1,751,106
TESARO, Inc. (A)	16,336	1,637,521

		14,973,582

Building Products - 1.6%
A.O. Smith Corp.	57,644	5,694,651
Allegion PLC	49,472	3,409,115

		9,103,766

Capital Markets - 5.1%
FactSet Research Systems, Inc.	22,200	3,598,620
LPL Financial Holdings, Inc. (B)	226,400	6,771,624
MSCI, Inc., Class A	106,468	8,936,924
TD Ameritrade Holding Corp.	276,833	9,755,595

		29,062,763

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	134,100	2,188,512

Commercial Services & Supplies - 2.3%
Edenred	191,381	4,474,969
Ritchie Bros Auctioneers, Inc.	252,100	8,841,147

		13,316,116

Containers & Packaging - 1.6%
Sealed Air Corp., Class A	201,678	9,240,886

Diversified Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (A)	153,000	5,153,040

Electrical Equipment - 3.4%
AMETEK, Inc., Class A	82,500	3,941,850
Sensata Technologies Holding NV (A) (B)	392,469	15,219,948

		19,161,798

Electronic Equipment, Instruments & Components - 6.2%
Amphenol Corp., Class A	78,685	5,108,230
Belden, Inc.	82,395	5,684,431
Flex, Ltd. (A)	519,117	7,070,374
National Instruments Corp.	278,364	7,905,538
TE Connectivity, Ltd.	154,148	9,924,048

		35,692,621

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 4.9%
Crown Castle International Corp.	151,858	$ 14,306,542
Lamar Advertising Co., Class A	211,900	13,839,189

		28,145,731

Health Care Equipment & Supplies - 8.9%
Boston Scientific Corp. (A)	584,100	13,901,580
Cooper Cos., Inc.	20,284	3,636,110
DexCom, Inc. (A) (B)	34,222	2,999,900
Masimo Corp. (A)	38,820	2,309,402
STERIS PLC	109,868	8,031,351
Teleflex, Inc.	39,987	6,719,815
Varian Medical Systems, Inc. (A) (B)	132,035	13,141,444

		50,739,602

Health Care Providers & Services - 1.4%
Henry Schein, Inc. (A)	48,787	7,951,305

Health Care Technology - 2.5%
athenahealth, Inc. (A) (B)	73,902	9,320,520
IMS Health Holdings, Inc. (A)	150,652	4,721,434

		14,041,954

Hotels, Restaurants & Leisure - 2.9%
Aramark	97,400	3,704,122
Dunkin’ Brands Group, Inc. (B)	185,400	9,655,632
Norwegian Cruise Line Holdings, Ltd. (A)	82,583	3,113,379

		16,473,133

Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	29,100	5,309,877

Insurance - 1.9%
Aon PLC	98,600	11,091,514

Internet Software & Services - 3.1%
Cimpress NV (A)	80,681	8,163,303
CoStar Group, Inc. (A)	35,800	7,751,774
Dropbox, Inc. (A) (C) (D) (E) (F)	423,376	1,888,257

		17,803,334

IT Services - 8.6%
Amdocs, Ltd.	207,100	11,980,735
Broadridge Financial Solutions, Inc.	90,392	6,127,674
Fidelity National Information Services, Inc.	62,792	4,836,868
Gartner, Inc. (A)	43,438	3,842,091
Global Payments, Inc.	75,969	5,831,380
Jack Henry & Associates, Inc.	72,498	6,202,204
WEX, Inc. (A)	92,500	9,998,325

		48,819,277

Leisure Products - 0.5%
Polaris Industries, Inc. (B)	40,545	3,139,805

Life Sciences Tools & Services - 3.6%
PerkinElmer, Inc.	179,478	10,070,511
Quintiles Transnational Holdings, Inc. (A)	37,300	3,023,538
Waters Corp. (A)	47,600	7,544,124

		20,638,173

Machinery - 1.2%
Middleby Corp. (A)	28,807	3,561,121
Wabtec Corp. (B)	38,000	3,102,700

		6,663,821

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 1.1%
Omnicom Group, Inc. (B)	73,159	$ 6,218,515

Multiline Retail - 1.1%
Dollar General Corp.	44,925	3,144,301
Dollar Tree, Inc. (A)	38,800	3,062,484

		6,206,785

Oil, Gas & Consumable Fuels - 1.0%
World Fuel Services Corp.	118,304	5,472,743

Professional Services - 3.2%
IHS Markit, Ltd. (A)	170,726	6,410,761
Verisk Analytics, Inc., Class A (A)	144,541	11,748,293

		18,159,054

Road & Rail - 1.6%
Canadian Pacific Railway, Ltd.	37,200	5,680,440
Old Dominion Freight Line, Inc. (A)	49,417	3,390,500

		9,070,940

Semiconductors & Semiconductor Equipment - 7.2%
KLA-Tencor Corp.	113,600	7,919,056
Lam Research Corp.	70,670	6,693,156
Microchip Technology, Inc. (B)	104,200	6,474,988
ON Semiconductor Corp. (A)	636,800	7,845,376
Xilinx, Inc.	220,600	11,987,404

		40,919,980

Software - 9.0%
Atlassian Corp. PLC, Class A (A)	127,218	3,812,723
Cadence Design Systems, Inc. (A)	424,331	10,833,170
Constellation Software, Inc.	22,695	10,230,784
Intuit, Inc.	63,976	7,038,000
Nice, Ltd., ADR	149,100	9,980,754
SS&C Technologies Holdings, Inc.	291,166	9,360,987

		51,256,418

Specialty Retail - 0.9%
Monro Muffler Brake, Inc.	24,800	1,517,016
Williams-Sonoma, Inc., Class A (B)	68,272	3,487,334

		5,004,350

Textiles, Apparel & Luxury Goods - 3.1%
Carter’s, Inc.	38,730	3,358,278
Gildan Activewear, Inc., Class A (B)	335,000	9,363,250
Wolverine World Wide, Inc.	213,382	4,914,188

		17,635,716

Trading Companies & Distributors - 0.5%
Fastenal Co.	68,300	2,853,574

Total Common Stocks (Cost $505,356,762)		552,294,686

CONVERTIBLE PREFERRED STOCKS - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Belden, Inc.
6.75%	8,000	803,440

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Internet Software & Services - 0.0% (G)
Dropbox, Inc.
0.00% (A) (C) (D) (E) (F)	41,951	$ 187,101

Total Convertible Preferred Stocks (Cost $1,179,619)		990,541

PREFERRED STOCK - 0.0% (G)
Internet Software & Services - 0.0% (G)
Peixe Urbano, Inc.
0.00% (A) (C) (D) (E) (F)	65,743	45,363

Total Preferred Stock (Cost $2,164,318)		45,363

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (H)	53,791,522	53,791,522

Total Securities Lending Collateral (Cost $53,791,522)		53,791,522

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (H), dated 09/30/2016, to be repurchased at $11,539,111 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $11,773,988.	$ 11,539,082	11,539,082

Total Repurchase Agreement (Cost $11,539,082)		11,539,082

Total Investments (Cost $574,031,303) (I)		618,661,194
Net Other Assets (Liabilities) - (8.4)%		(48,132,966)

Net Assets - 100.0%		$ 570,528,228

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Janus Mid-Cap Growth VP

(formerly, Transamerica Morgan Stanley Mid-Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$545,931,460	$4,474,969	$1,888,257	$552,294,686
Convertible Preferred Stocks	803,440	—	187,101	990,541
Preferred Stock	—	—	45,363	45,363
Securities Lending Collateral	53,791,522	—	—	53,791,522
Repurchase Agreement	—	11,539,082	—	11,539,082

Total Investments	$600,526,422	$16,014,051	$2,120,721	$618,661,194

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $52,576,106. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $2,120,721, representing 0.4% of the Portfolio’s net assets.

(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $2,120,721, representing 0.4% of the Portfolio’s net assets.
(F)	Restricted securities. At September 30, 2016, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$1,888,257	0.3%
Convertible Preferred Stocks	Dropbox, Inc., 0.00%	05/25/2012	379,619	187,101	0.1
Preferred Stock	Peixe Urbano, Inc., 0.00%	12/02/2011	2,164,319	45,363	0.0	(G)

Total			$6,375,110	$2,120,721	0.4%

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at September 30, 2016.
(I)

Aggregate cost for federal income tax purposes is $574,031,303. Aggregate gross unrealized appreciation and depreciation for all securities is $55,154,672 and $10,524,781, respectively. Net unrealized appreciation for tax purposes is $44,629,891.

(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.5%
Boeing Co.	119,546	$ 15,748,990

Air Freight & Logistics - 0.5%
FedEx Corp.	29,515	5,155,680

Automobiles - 0.9%
Tesla Motors, Inc. (A)	44,804	9,141,360

Beverages - 2.1%
Constellation Brands, Inc., Class A	46,633	7,763,928
Monster Beverage Corp. (A)	93,405	13,712,788

		21,476,716

Biotechnology - 9.7%
Alexion Pharmaceuticals, Inc. (A)	103,228	12,649,559
Biogen, Inc. (A)	46,945	14,695,193
BioMarin Pharmaceutical, Inc. (A)	75,144	6,952,323
Celgene Corp. (A)	245,991	25,713,439
Regeneron Pharmaceuticals, Inc., Class A (A)	35,684	14,345,682
Shire PLC, Class B, ADR	106,238	20,595,299
Vertex Pharmaceuticals, Inc. (A)	72,915	6,358,917

		101,310,412

Capital Markets - 2.2%
Goldman Sachs Group, Inc.	65,240	10,521,255
S&P Global, Inc.	93,944	11,889,552

		22,410,807

Chemicals - 0.5%
Albemarle Corp.	63,016	5,387,238

Communications Equipment - 1.2%
Palo Alto Networks, Inc. (A) (B)	80,874	12,885,654

Energy Equipment & Services - 1.0%
Halliburton Co.	230,152	10,329,222

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp., Class A	120,720	13,681,198

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	89,072	13,584,371

Hotels, Restaurants & Leisure - 4.3%
Marriott International, Inc., Class A	258,687	17,417,396
McDonald’s Corp.	87,417	10,084,425
Starbucks Corp.	313,500	16,972,890

		44,474,711

Internet & Direct Marketing Retail - 10.3%
Amazon.com, Inc. (A)	81,755	68,454,279
Expedia, Inc.	18,636	2,175,194
Netflix, Inc. (A)	168,852	16,640,364
Priceline Group, Inc. (A)	13,504	19,871,001

		107,140,838

Internet Software & Services - 16.1%
Alibaba Group Holding, Ltd., ADR (A)	347,044	36,713,785
Alphabet, Inc., Class A (A)	32,925	26,473,675
Alphabet, Inc., Class C (A)	33,821	26,288,725

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Facebook, Inc., Class A (A)	361,389	$ 46,355,367
Tencent Holdings, Ltd.	1,166,474	32,032,768

		167,864,320

IT Services - 7.6%
FleetCor Technologies, Inc. (A)	85,724	14,892,830
MasterCard, Inc., Class A	268,053	27,279,754
Visa, Inc., Class A	445,158	36,814,567

		78,987,151

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	53,965	9,803,282

Media - 1.5%
Time Warner, Inc.	133,193	10,603,495
Walt Disney Co.	56,472	5,243,990

		15,847,485

Oil, Gas & Consumable Fuels - 1.4%
Concho Resources, Inc. (A)	106,961	14,691,093

Pharmaceuticals - 4.0%
Allergan PLC (A)	99,561	22,929,894
Bristol-Myers Squibb Co.	256,595	13,835,602
Novo Nordisk A/S, ADR	108,785	4,524,368

		41,289,864

Semiconductors & Semiconductor Equipment - 4.8%
NVIDIA Corp.	241,490	16,546,895
NXP Semiconductors NV (A)	144,662	14,756,971
QUALCOMM, Inc.	278,969	19,109,376

		50,413,242

Software - 11.5%
Adobe Systems, Inc. (A)	219,181	23,789,906
Atlassian Corp. PLC, Class A (A)	17,927	537,272
Microsoft Corp.	541,473	31,188,845
Mobileye NV (A)	88,902	3,784,558
Red Hat, Inc. (A)	171,256	13,842,622
salesforce.com, Inc. (A)	326,268	23,272,696
Splunk, Inc. (A)	168,589	9,892,803
Workday, Inc., Class A (A) (B)	146,010	13,387,657

		119,696,359

Specialty Retail - 7.1%
Home Depot, Inc.	97,578	12,556,337
Industria de Diseno Textil SA	677,272	25,106,832
O’Reilly Automotive, Inc. (A)	67,712	18,966,808
TJX Cos., Inc.	162,111	12,122,661
Ulta Salon Cosmetics & Fragrance, Inc. (A)	19,884	4,731,994

		73,484,632

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	321,311	36,324,209

Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	106,214	18,434,234
lululemon athletica, Inc. (A)	111,968	6,827,809
NIKE, Inc., Class B	355,540	18,719,181

		43,981,224

Total Common Stocks (Cost $842,634,246)		1,035,110,058

The notes are an integral part of this report.

Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	1,070,379	$ 1,070,379

Total Securities Lending Collateral (Cost $1,070,379)		1,070,379

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $12,312,771 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $12,561,931.	$ 12,312,741	12,312,741

Total Repurchase Agreement (Cost $12,312,741)		12,312,741

Total Investments (Cost $856,017,366) (D)		1,048,493,178
Net Other Assets (Liabilities) - (0.7)%		(7,449,678)

Net Assets - 100.0%		$ 1,041,043,500

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$959,536,224	$75,573,834	$—	$1,035,110,058
Securities Lending Collateral	1,070,379	—	—	1,070,379
Repurchase Agreement	—	12,312,741	—	12,312,741

Total Investments	$960,606,603	$87,886,575	$—	$1,048,493,178

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,047,853. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $856,017,366. Aggregate gross unrealized appreciation and depreciation for all securities is $209,077,294 and $16,601,482, respectively. Net unrealized appreciation for tax purposes is $192,475,812.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.3%
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.33% (A), 12/27/2022 (B)	$ 102,585	$ 102,646
Ally Auto Receivables Trust
Series 2013-2, Class A4,
1.24%, 11/15/2018	75,000	75,114
Series 2014-SN2, Class A3,
1.03%, 09/20/2017	57,558	57,572
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	138,711	138,720
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	500,000	502,144
American Credit Acceptance Receivables Trust
Series 2015-1, Class A,
1.43%, 08/12/2019 (B)	60,656	60,678
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	117,902	118,022
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	310,136	310,764
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	289,000	290,852
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	483,752	522,773
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	150,000	165,242
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	175,000	197,016
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	925,489	985,285
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	292,500	310,061
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (B)	700,000	773,481
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	430,000	469,742
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (B)	363,000	362,196
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	350,000	364,565
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3,
0.90%, 09/10/2018	22,110	22,110
Series 2014-1, Class A3,
0.90%, 02/08/2019	246,090	245,689
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	1,000,000	1,000,000
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (A), 05/25/2055 (B)	514,492	513,688
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	205,093	205,496
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	213,130	213,222
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	790,133	811,025

	Principal	Value
ASSET-BACKED SECURITIES (continued)
B2R Mortgage Trust (continued)
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	$ 697,905	$ 701,161
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	151,819	149,605
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	364,160	363,020
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	531,000	531,084
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (B)	114,427	114,317
BMW Vehicle Owner Trust
Series 2014-A, Class A3,
0.97%, 11/26/2018	143,049	143,063
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	58,201	58,003
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	469,197	469,779
CAM Mortgage LLC
Series 2015-1, Class A,
3.50% (A), 07/15/2064 (B)	93,680	93,678
Capital Auto Receivables Asset Trust
Series 2014-2, Class A3,
1.26%, 05/21/2018	225,874	225,987
Series 2016-2, Class A2A,
1.32%, 01/22/2019	383,000	383,261
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (B)	11,022	11,022
Series 2014-1A, Class B,
2.72%, 04/15/2020 (B)	125,000	125,782
Series 2014-2A, Class A,
1.44%, 11/16/2020 (B)	315,526	315,141
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	114,019	114,240
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.53% (A), 10/15/2021 (B) (C) (D) (E) (F)	210,965	170,776
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	20,081	20,073
Series 2013-4, Class A4,
1.28%, 05/15/2019	83,000	83,161
Series 2014-2, Class A3,
0.98%, 01/15/2019	443,067	442,840
CarNow Auto Receivables Trust
Series 2015-1A, Class A,
1.69%, 01/15/2020 (B)	163,163	163,308
Chase Funding Trust
Series 2003-6, Class 1A7,
4.28% (A), 11/25/2034	59,963	61,162
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3,
0.83%, 09/17/2018 (B)	14,556	14,555
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (B)	113,044	112,945
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	426,003	432,498
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	650,000	681,655

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citi Held For Asset Issuance (continued)
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	$ 349,689	$ 355,457
Concord Funding Co. LLC
Series 2012-2, Class A,
3.15%, 01/15/2017 (B)	350,000	350,219
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (B)	52,093	52,173
CPS Auto Receivables Trust
Series 2012-B, Class A,
2.52%, 09/16/2019 (B)	43,368	43,597
Series 2013-A, Class A,
1.31%, 06/15/2020 (B)	37,976	37,806
Series 2013-D, Class A,
1.54%, 07/16/2018 (B)	33,576	33,591
Series 2014-A, Class A,
1.21%, 08/15/2018 (B)	35,909	35,915
Series 2014-B, Class A,
1.11%, 11/15/2018 (B)	114,983	114,958
Series 2014-C, Class A,
1.31%, 02/15/2019 (B)	186,740	186,638
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	100,000	100,369
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	222,255	222,461
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	100,000	101,291
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	219,787	219,857
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	334,634	334,819
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	344,000	348,582
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	309,600	311,096
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	177,839	178,214
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	700,000	697,380
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (B)	27,943	27,981
Series 2012-D, Class A,
1.48%, 03/16/2020 (B)	14,898	14,899
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (B)	227,886	227,892
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	950,000	951,830
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	524,000	527,934
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	302,008
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	323,441	323,876
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	400,000	405,620
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	286,000	296,043
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	191,000	192,740
DT Auto Owner Trust
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	310,561	311,361
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	302,395	302,909

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	$ 636,075	$ 637,379
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	400,000	404,118
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B) (G)	193,000	192,989
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B) (G)	331,800	331,738
Exeter Automobile Receivables Trust
Series 2014-3A, Class A,
1.32%, 01/15/2019 (B)	93,970	93,849
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	134,091	134,102
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	167,299	167,106
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	197,743	198,282
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	445,000	467,710
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	560,374	561,223
Fifth Third Auto Trust
Series 2014-3, Class A3,
0.96%, 03/15/2019	69,613	69,610
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (B)	78,686	78,699
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	347,914	348,409
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (B)	104,265	104,232
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	195,881	195,914
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	267,409	268,294
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	352,000	352,148
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	791,406	796,190
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	240,000	241,831
Flagship Credit Auto Trust
Series 2013-2, Class A,
1.94%, 01/15/2019 (B)	16,554	16,572
Series 2014-2, Class A,
1.43%, 12/16/2019 (B)	134,280	134,103
Series 2014-2, Class B,
2.84%, 11/16/2020 (B)	134,000	135,260
Series 2014-2, Class C,
3.95%, 12/15/2020 (B)	66,000	65,993
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	290,530	290,334
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	632,725	636,606
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	189,000	195,363
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	126,000	127,505
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	425,075	429,238
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	600,000	639,331
Ford Credit Auto Lease Trust
Series 2014-B, Class A4,
1.10%, 11/15/2017	68,960	68,962

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	$ 108,904	$ 108,893
Series 2014-C, Class A3,
1.06%, 05/15/2019	475,694	475,965
Series 2015-A, Class A2A,
0.81%, 01/15/2018	17,439	17,439
Series 2015-A, Class A3,
1.28%, 09/15/2019	196,000	196,433
GCAT
Series 2015-2, Class A1,
3.75% (A), 07/25/2020 (B)	413,329	414,242
GLC II Trust
Series 2014-A, Class A,
4.00%, 12/18/2020 (B)	132,692	130,436
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	176,799	173,970
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	289,037	289,103
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	465,629	468,757
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	180,000	184,196
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2,
1.10%, 12/20/2017	145,133	145,168
Series 2015-1, Class A3,
1.53%, 09/20/2018	214,000	214,499
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (B)	75,569	75,505
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	233,821	234,585
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	348,000	355,238
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	232,182	232,904
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class DT2,
4.67%, 10/15/2048 (B)	637,000	640,210
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (B)	215,000	214,999
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (B)	333,000	332,999
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.77%, 03/19/2018	77,468	77,423
Hyundai Auto Receivables Trust
Series 2014-B, Class A3,
0.90%, 12/17/2018	496,725	495,991
Series 2015-B, Class A2A,
0.69%, 04/16/2018	22,239	22,233
Series 2015-B, Class A3,
1.12%, 11/15/2019	140,000	140,118
Kabbage Funding Resecuritization Trust
Series 2014-1RT, Class A22,
3.27% (A), 03/08/2018 (B)	380,000	374,406
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.90% (A), 08/25/2038 (B)	1,688,134	45,632
Series 2013-2, Class A,
Zero Coupon (A), 03/25/2039 (B)	1,343,039	62,535
Series 2014-2, Class A,
3.03% (A), 04/25/2040 (B)	671,159	86,894

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	$ 437,251	$ 438,555
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	445,000	448,855
LV Tower 52
Series 2013-1, Class A,
5.50%, 07/15/2019 (B) (C)	596,555	589,516
MarketPlace Loan Trust
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (B)	183,970	184,208
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	708,664	709,473
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	223,753	223,865
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	395,000	397,962
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	365,000	364,843
Series 2016-2A, Class A,
2.24%, 06/25/2026 (B)	227,417	227,701
Series 2016-3A, Class A,
2.01%, 08/25/2026 (B)	365,175	363,146
NRPL Trust
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	523,101	512,004
NRZ Advance Receivables Trust
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (B)	241,000	241,339
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (B)	1,300,000	1,307,239
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (B)	400,000	403,500
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	439,000	439,172
Oak Hill Advisors Residential Loan Trust
Series 2015-NPL2, Class A1,
3.72% (A), 07/25/2055 (B)	281,426	279,014
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	954,000	955,940
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	229,000	228,686
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	400,000	400,601
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	904,000	903,962
Series 2016-T1, Class BT1,
3.06%, 08/17/2048 (B)	490,743	489,976
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (B)	441,350	440,660
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	473,684	472,944
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	422,000	424,950
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	117,000	118,709
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	562,681	564,950

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	$ 1,007,565	$ 1,009,805
Series 2014-2A, Class B,
3.02%, 09/18/2024 (B)	380,000	379,464
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	691,000	698,039
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,138,000	1,142,034
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	279,000	279,335
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	560,000	574,249
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	175,000	183,655
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	629,000	639,901
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	571,000	569,371
PFS Tax Lien Trust
Series 2014-1,
1.44%, 05/15/2029 (B)	31,884	31,711
Prestige Auto Receivables Trust
Series 2015-1, Class A2,
1.09%, 02/15/2019 (B)	41,734	41,725
Pretium Mortgage Credit Partners I LLC
Series 2015-NPL2, Class A1,
3.75% (A), 07/27/2030 (B)	482,240	482,720
Progreso Receivables Funding III LLC
Series 2015-A, Class A,
3.63%, 02/08/2020 (B)	589,000	589,184
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (B)	250,000	249,355
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	1,401,789	1,420,097
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	327,000	331,796
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	1,748,167	1,794,162
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	300,000	315,891
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	200,000	208,049
Series 2016-SFR1, Class E,
4.38% (A), 09/17/2033 (B)	310,000	312,091
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	650,000	650,609
RAMP Trust
Series 2004-RS11, Class M1,
1.46% (A), 11/25/2034	54,776	54,790
Series 2006-RZ1, Class A3,
0.83% (A), 03/25/2036	65,631	65,137
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	161,000	161,032
RMAT LLC
Series 2015-NPL1, Class A1,
3.75% (A), 05/25/2055 (B)	161,920	160,677
Santander Drive Auto Receivables Trust
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	58,456	58,427
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (B)	2,852	2,850

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (B)	$ 41,230	$ 41,210
Series 2016-2, Class A3,
1.56%, 05/15/2020	337,000	335,699
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	18,485	18,650
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.39% (A), 01/25/2036	24,024	18,231
Selene Non-Performing Loans LLC
Series 2014-1A, Class A,
2.98% (A), 05/25/2054 (B)	53,301	53,050
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	160,254	161,674
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	93,588	93,639
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	479,000	479,944
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (B)	795,740	798,322
Series 2014-AA, Class B,
4.61%, 10/25/2027 (B)	300,000	299,819
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B) (G)	768,000	773,906
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (B)	621,532	622,326
Series 2014-AA, Class B,
3.45%, 12/15/2022 (B)	146,000	146,137
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	769,000	778,607
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (B)	344,000	344,109
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	321,000	321,364
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A,
3.72% (A), 11/16/2044 (B)	277,014	277,014
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	121,345	121,335
Series 2016-B, Class A3,
1.30%, 04/15/2020	226,000	226,346
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.47% (A), 10/15/2018 (B) (C)	691,000	684,207
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1.78% (A), 05/17/2032 (B)	159,253	158,973
US Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (A), 07/27/2036 (B)	413,175	413,982
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (A), 10/25/2058 (B)	328,672	328,018
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	100,000	100,230

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VML LLC
Series 2014-NPL1, Class A1,
3.88% (A), 04/27/2054 (B)	$ 81,112	$ 80,895
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A,
0.87%, 06/20/2017	53,774	53,772
VOLT L LLC
Series 2016-NP10, Class A1,
3.50% (A), 09/25/2046 (B)	912,000	912,000
VOLT NPL X LLC
Series 2014-NPL8, Class A1,
3.38% (A), 10/26/2054 (B)	148,696	148,492
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	164,850	165,294
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	365,527	369,012
VOLT XLV LLC
Series 2016-NPL5, Class A1,
4.00% (A), 05/25/2046 (B)	154,234	155,556
VOLT XLVI LLC
Series 2016-NPL6, Class A1,
3.84% (A), 06/25/2046 (B)	414,756	417,128
VOLT XLVII LLC
Series 2016-NPL7, Class A1,
3.75% (A), 06/25/2046 (B)	424,591	426,086
VOLT XLVIII LLC
Series 2016-NPL8, Class A1,
3.50% (A), 07/25/2046 (B)	783,637	784,153
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	213,238	213,397
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	396,664	396,850
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	1,083,740	1,084,002
VOLT XXVI LLC
Series 2014-NPL6, Class A1,
3.13% (A), 09/25/2043 (B)	250,254	249,538
Series 2014-NPL6, Class A2,
4.25% (A), 09/25/2043 (B)	184,546	180,042
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (A), 08/27/2057 (B)	482,024	481,690
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (A), 10/25/2057 (B)	301,442	301,816
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (A), 02/25/2055 (B)	248,980	248,979
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	451,084	451,330
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (A), 02/25/2055 (B)	283,989	283,128
VOLT XXXIX LLC
Series 2015-NP13, Class A1,
4.13% (A), 10/25/2045 (B)	286,595	288,877
VOLT XXXV
Series 2016-NPL9, Class A1,
3.50% (A), 09/25/2046 (B)	655,000	654,956

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (A), 06/26/2045 (B)	$ 276,052	$ 276,069
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	250,000	254,608
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	519,000	519,444
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	170,000	173,903
World Omni Auto Receivables Trust
Series 2013-B, Class A3,
0.83%, 08/15/2018	28,760	28,752
Series 2013-B, Class A4,
1.32%, 01/15/2020	79,000	79,171
Series 2015-A, Class A2A,
0.79%, 07/16/2018	24,966	24,962
Series 2015-A, Class A3,
1.34%, 05/15/2020	129,000	129,362

Total Asset-Backed Securities (Cost $78,598,265)		78,971,580

CORPORATE DEBT SECURITIES - 22.9%
Aerospace & Defense - 0.3%
Airbus Group Finance BV
2.70%, 04/17/2023 (B)	43,000	44,341
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	68,000	71,809
3.85%, 12/15/2025 (B)	200,000	212,675
6.38%, 06/01/2019 (B)	30,000	33,440
BAE Systems PLC
5.80%, 10/11/2041 (B)	92,000	113,069
Boeing Co.
7.95%, 08/15/2024	30,000	41,716
Lockheed Martin Corp.
3.10%, 01/15/2023	74,000	78,036
4.07%, 12/15/2042	57,000	61,060
4.50%, 05/15/2036	300,000	341,384
6.15%, 09/01/2036	185,000	248,947
Northrop Grumman Corp.
3.85%, 04/15/2045	38,000	39,428
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	59,664
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	182,332
4.20%, 06/15/2035	170,000	192,445
Raytheon Co.
3.15%, 12/15/2024	84,000	90,341
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,130
3.10%, 06/01/2022	64,000	68,671
4.15%, 05/15/2045	163,000	180,423
4.50%, 06/01/2042	86,000	99,607

		2,186,518

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026	60,000	63,278
3.90%, 02/01/2035	96,000	98,784
4.10%, 04/15/2043	70,000	72,445
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	43,111
8.38% (H), 04/01/2030	55,000	81,645

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc.
2.45%, 10/01/2022	$ 29,000	$ 30,119

		389,382

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	46,681	49,365
American Airlines Pass-Through Trust
3.00%, 04/15/2030 (G)	421,000	423,147
3.65%, 12/15/2029	42,000	43,785
4.95%, 07/15/2024	159,823	173,807
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	27,907	29,860
5.98%, 10/19/2023	38,618	43,542
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	78,347	84,615
5.30%, 10/15/2020	14,503	15,518
United Airlines Pass-Through Trust
3.45%, 01/07/2030	139,000	144,908

		1,008,547

Auto Components - 0.0% (I)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	71,223
4.95%, 07/02/2064	120,000	125,385
5.25%, 12/01/2041	100,000	115,444

		312,052

Automobiles - 0.3%
American Honda Finance Corp.
2.30%, 09/09/2026, MTN (J)	34,000	33,867
BMW US Capital LLC
2.25%, 09/15/2023 (B)	180,000	179,298
Daimler Finance North America LLC
2.38%, 08/01/2018 (B)	151,000	153,271
2.95%, 01/11/2017 (B)	150,000	150,768
Ford Motor Co.
7.45%, 07/16/2031	150,000	198,404
Ford Motor Credit Co. LLC
2.46%, 03/27/2020 (J)	250,000	252,332
General Motors Co.
4.88%, 10/02/2023	50,000	54,171
6.60%, 04/01/2036	190,000	228,605
General Motors Financial Co., Inc.
3.20%, 07/13/2020 - 07/06/2021	425,000	433,778
3.70%, 05/09/2023	184,000	187,139
4.00%, 01/15/2025	50,000	50,472
Hyundai Capital America
2.40%, 10/30/2018 (B)	129,000	130,792
3.00%, 03/18/2021 (B)	200,000	207,434
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	97,000	97,574
1.90%, 09/14/2021 (B) (J)	78,000	77,789
2.55%, 03/08/2021 (B) (J)	150,000	153,615

		2,589,309

Banks - 4.2%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B) (J)	319,000	320,276
2.50%, 10/30/2018 (B)	200,000	203,593
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	200,000	204,408
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (B)	250,000	250,504
4.88%, 01/12/2021, MTN (B)	100,000	111,827

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
2.00%, 01/11/2018	$ 750,000	$ 753,453
2.25%, 04/21/2020, MTN	545,000	548,752
2.65%, 04/01/2019	255,000	260,575
3.30%, 01/11/2023, MTN	479,000	495,845
3.50%, 04/19/2026, MTN	142,000	147,568
3.88%, 08/01/2025, MTN	242,000	258,533
3.95%, 04/21/2025, MTN	368,000	380,954
4.00%, 04/01/2024 - 01/22/2025, MTN	765,000	807,882
4.13%, 01/22/2024, MTN	126,000	136,647
4.25%, 10/22/2026, MTN	284,000	301,306
5.00%, 05/13/2021, MTN	340,000	380,083
5.63%, 07/01/2020, MTN	170,000	190,835
5.65%, 05/01/2018, MTN	20,000	21,215
5.75%, 12/01/2017	65,000	68,103
5.88%, 01/05/2021	70,000	80,280
6.40%, 08/28/2017, MTN	395,000	412,115
6.88%, 04/25/2018, MTN	60,000	64,731
7.63%, 06/01/2019, MTN	50,000	57,380
Bank of Montreal
1.40%, 09/11/2017, MTN	131,000	131,081
1.40%, 04/10/2018	100,000	100,096
2.38%, 01/25/2019, MTN	158,000	161,052
2.55%, 11/06/2022, MTN (J)	85,000	87,113
Bank of Nova Scotia
1.45%, 04/25/2018	300,000	300,581
1.85%, 04/14/2020 (J)	300,000	303,147
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 09/08/2019 (B) (J)	260,000	263,265
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (B)	200,000	200,216
Barclays Bank PLC
2.25%, 05/10/2017 (B)	200,000	201,267
Barclays PLC
2.75%, 11/08/2019	200,000	201,475
3.20%, 08/10/2021	278,000	279,462
3.65%, 03/16/2025	200,000	197,323
5.25%, 08/17/2045	200,000	223,609
BB&T Corp.
1.60%, 08/15/2017, MTN	131,000	131,436
2.63%, 06/29/2020, MTN	300,000	309,773
5.25%, 11/01/2019	30,000	33,178
6.85%, 04/30/2019, MTN	75,000	84,923
BNP Paribas SA
4.38%, 09/28/2025 (B)	335,000	343,054
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	253,975
BPCE SA
1.63%, 01/26/2018, MTN	350,000	350,832
5.70%, 10/22/2023 (B)	200,000	217,674
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	150,000	150,001
2.25%, 07/21/2020 (B) (J)	234,000	238,742
Citigroup, Inc.
1.75%, 05/01/2018	160,000	160,231
2.15%, 07/30/2018	110,000	110,975
2.35%, 08/02/2021 (J)	154,000	154,599
2.40%, 02/18/2020	220,000	222,751
2.50%, 09/26/2018	220,000	223,491
2.70%, 03/30/2021	108,000	110,344
3.40%, 05/01/2026	150,000	154,977
3.70%, 01/12/2026	400,000	422,171
3.88%, 03/26/2025	100,000	103,201
4.13%, 07/25/2028	213,000	216,542
4.30%, 11/20/2026	300,000	314,637

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
4.40%, 06/10/2025	$ 98,000	$ 103,762
4.75%, 05/18/2046	140,000	146,815
5.30%, 05/06/2044	43,000	48,330
5.50%, 09/13/2025	115,000	131,150
5.88%, 01/30/2042	45,000	57,603
8.13%, 07/15/2039	28,000	44,020
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	39,137
4.30%, 12/03/2025	58,000	60,858
Comerica, Inc.
3.80%, 07/22/2026	26,000	26,800
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	250,000	251,382
4.50%, 12/09/2025 (B) (J)	200,000	213,583
Cooperatieve Rabobank UA
3.38%, 01/19/2017, MTN	34,000	34,230
3.88%, 02/08/2022	268,000	293,293
4.38%, 08/04/2025	250,000	263,819
Credit Agricole SA
4.38%, 03/17/2025 (B)	200,000	204,173
Danske Bank A/S
2.00%, 09/08/2021 (B) (J)	200,000	199,868
Discover Bank
3.20%, 08/09/2021	250,000	257,922
Fifth Third Bancorp
2.88%, 07/27/2020	206,000	213,571
Fifth Third Bank
2.88%, 10/01/2021	204,000	213,389
HSBC Bank PLC
4.75%, 01/19/2021 (B)	375,000	414,016
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	271,394
HSBC Holdings PLC
2.65%, 01/05/2022 (G)	250,000	249,149
3.60%, 05/25/2023	229,000	236,510
4.00%, 03/30/2022	107,000	114,002
4.30%, 03/08/2026	200,000	214,332
4.88%, 01/14/2022	160,000	176,914
6.10%, 01/14/2042	150,000	199,347
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	100,055
2.35%, 03/05/2020	323,000	325,805
Huntington Bancshares, Inc.
2.30%, 01/14/2022	227,000	226,163
Huntington National Bank
2.00%, 06/30/2018	250,000	251,971
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	251,744
ING Bank NV
1.65%, 08/15/2019 (B) (J)	220,000	219,807
2.50%, 10/01/2019 (B)	250,000	255,169
3.75%, 03/07/2017 (B)	200,000	202,072
KeyCorp
2.90%, 09/15/2020, MTN	98,000	101,737
5.10%, 03/24/2021, MTN	100,000	112,889
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	325,187
3.50%, 05/14/2025	200,000	211,280
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	305,000	305,464
2.40%, 01/21/2020 (B)	150,000	151,926
2.60%, 06/24/2019 (B)	187,000	190,347
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (J)	242,000	242,552
3.60%, 09/25/2024 (B)	300,000	321,047

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	$ 250,000	$ 251,654
Nordea Bank AB
1.63%, 05/15/2018 (B)	350,000	350,962
3.13%, 03/20/2017 (B)	350,000	353,156
PNC Financial Services Group, Inc.
2.85% (H), 11/09/2022	101,000	103,490
3.90%, 04/29/2024	91,000	97,545
4.38%, 08/11/2020	92,000	100,606
5.13%, 02/08/2020	65,000	72,209
5.63%, 02/01/2017	25,000	25,360
6.70%, 06/10/2019	25,000	28,424
Regions Financial Corp.
3.20%, 02/08/2021	107,000	111,233
Royal Bank of Canada
1.88%, 02/05/2020	600,000	606,325
2.00%, 10/01/2018	159,000	160,805
2.20%, 07/27/2018, MTN	300,000	304,222
Royal Bank of Scotland Group PLC
4.80%, 04/05/2026	200,000	205,686
Santander Issuances SAU
5.18%, 11/19/2025	200,000	203,770
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	151,138
Santander UK PLC
2.50%, 03/14/2019	93,000	94,387
Stadshypotek AB
1.88%, 10/02/2019 (B)	250,000	252,481
Standard Chartered PLC
3.05%, 01/15/2021 (B) (J)	200,000	206,081
5.20%, 01/26/2024 (B)	200,000	212,895
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	100,177
2.63%, 07/14/2026	107,000	105,620
SunTrust Banks, Inc.
2.90%, 03/03/2021	59,000	61,396
Toronto-Dominion Bank
1.50%, 03/13/2017 (B)	200,000	200,409
1.80%, 07/13/2021	100,000	99,626
2.25%, 11/05/2019, MTN	104,000	106,100
2.50%, 12/14/2020, MTN	150,000	154,246
3.63% (A), 09/15/2031	110,000	110,303
US Bancorp
1.65%, 05/15/2017, MTN	96,000	96,280
2.38%, 07/22/2026, MTN	100,000	98,763
3.00%, 03/15/2022, MTN	83,000	87,933
4.13%, 05/24/2021, MTN	34,000	37,680
US Bank NA
2.13%, 10/28/2019	250,000	254,460
2.80%, 01/27/2025 (J)	250,000	258,324
Wachovia Corp.
5.75%, 02/01/2018, MTN	749,000	791,379
Wells Fargo & Co.
2.10%, 07/26/2021	300,000	298,972
3.00%, 02/19/2025, MTN	213,000	216,302
3.30%, 09/09/2024, MTN	700,000	731,638
3.50%, 03/08/2022, MTN	150,000	159,150
4.10%, 06/03/2026, MTN	258,000	273,724
4.60%, 04/01/2021, MTN	650,000	717,626
4.65%, 11/04/2044, MTN	184,000	193,561
4.90%, 11/17/2045, MTN	112,000	123,313
Wells Fargo Bank NA
6.00%, 11/15/2017	250,000	262,798

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	$ 304,000	$ 307,654
2.45%, 11/28/2016 (B)	250,000	250,603

		31,879,109

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	30,000	30,290
3.30%, 02/01/2023	776,000	819,075
3.70%, 02/01/2024	160,000	172,911
4.70%, 02/01/2036	727,000	835,885
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	86,101
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,110
4.83%, 07/15/2020	25,000	27,938
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	130,550
Heineken NV
1.40%, 10/01/2017 (B)	40,000	40,058
Molson Coors Brewing Co.
3.00%, 07/15/2026	105,000	105,727
PepsiCo, Inc.
1.25%, 08/13/2017	180,000	180,381
3.10%, 07/17/2022	20,000	21,398
4.60%, 07/17/2045	78,000	93,946
4.88%, 11/01/2040	33,000	40,129
7.90%, 11/01/2018	5,000	5,671
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (B)	270,000	292,318

		2,920,488

Biotechnology - 0.6%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,440
2.85%, 05/14/2023	189,000	191,873
2.90%, 11/06/2022	187,000	191,748
3.20%, 11/06/2022	143,000	148,876
4.30%, 05/14/2036	180,000	186,797
4.50%, 05/14/2035	636,000	677,795
Amgen, Inc.
2.13%, 05/01/2020	12,000	12,182
3.63%, 05/22/2024	382,000	409,322
3.88%, 11/15/2021	100,000	108,675
4.40%, 05/01/2045	150,000	157,564
4.66%, 06/15/2051 (B)	301,000	321,708
4.95%, 10/01/2041	100,000	110,957
5.70%, 02/01/2019	50,000	54,757
Biogen, Inc.
3.63%, 09/15/2022	122,000	130,674
5.20%, 09/15/2045	67,000	78,809
Celgene Corp.
3.25%, 08/15/2022	317,000	332,712
3.63%, 05/15/2024	164,000	172,613
5.00%, 08/15/2045	114,000	128,355
Gilead Sciences, Inc.
2.50%, 09/01/2023	85,000	85,901
3.25%, 09/01/2022	84,000	89,197
3.65%, 03/01/2026	72,000	77,495
3.70%, 04/01/2024	315,000	339,105
4.00%, 09/01/2036	49,000	49,966
4.60%, 09/01/2035	65,000	71,464

		4,262,985

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.0% (I)
Home Depot, Inc.
2.13%, 09/15/2026	$ 51,000	$ 50,107
3.50%, 09/15/2056	36,000	35,180

		85,287

Capital Markets - 1.7%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	254,000	254,599
4.00%, 10/15/2023	200,000	219,187
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	275,000	275,800
2.60%, 08/17/2020, MTN	194,000	200,635
3.25%, 09/11/2024, MTN	150,000	159,549
3.55%, 09/23/2021	90,000	96,893
3.65%, 02/04/2024, MTN	167,000	181,190
4.60%, 01/15/2020, MTN (J)	30,000	32,777
BlackRock, Inc.
3.38%, 06/01/2022	65,000	69,847
3.50%, 03/18/2024	55,000	60,139
6.25%, 09/15/2017	100,000	104,830
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	21,270
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	305,000	321,659
5.30%, 09/15/2043	32,000	40,967
Credit Suisse AG
1.75%, 01/29/2018	250,000	250,040
2.30%, 05/28/2019, MTN	250,000	253,114
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023 (B)	250,000	253,320
4.88%, 05/15/2045	250,000	264,065
Deutsche Bank AG
1.88%, 02/13/2018	122,000	118,430
3.70%, 05/30/2024	267,000	255,678
6.00%, 09/01/2017	170,000	172,864
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	650,000	648,492
2.60%, 04/23/2020	281,000	285,596
2.63%, 01/31/2019 - 04/25/2021	276,000	281,414
2.75%, 09/15/2020	55,000	56,338
2.88%, 02/25/2021	60,000	61,539
3.50%, 01/23/2025	125,000	129,273
3.63%, 01/22/2023	275,000	290,550
3.75%, 05/22/2025	114,000	119,708
3.75%, 02/25/2026 (J)	42,000	44,101
3.85%, 07/08/2024, MTN	311,000	330,201
4.00%, 03/03/2024	320,000	343,613
4.25%, 10/21/2025	100,000	105,240
5.15%, 05/22/2045	48,000	52,345
5.25%, 07/27/2021	31,000	34,998
5.38%, 03/15/2020, MTN	365,000	404,178
5.75%, 01/24/2022	120,000	139,385
5.95%, 01/18/2018	95,000	100,228
6.00%, 06/15/2020, MTN	188,000	213,825
7.50%, 02/15/2019, MTN	460,000	519,922
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	38,908
4.00%, 10/15/2023	88,000	96,679
Invesco Finance PLC
3.75%, 01/15/2026	94,000	100,595
4.00%, 01/30/2024	71,000	77,852
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	117,650
4.75%, 03/15/2026	60,000	64,830

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	$ 100,000	$ 110,554
6.25%, 01/14/2021 (B)	175,000	199,709
Morgan Stanley
2.65%, 01/27/2020	250,000	255,466
2.80%, 06/16/2020	189,000	193,889
3.70%, 10/23/2024, MTN	444,000	468,490
3.75%, 02/25/2023, MTN	600,000	637,255
4.00%, 07/23/2025, MTN	264,000	283,895
4.10%, 05/22/2023, MTN	150,000	158,589
4.30%, 01/27/2045	92,000	98,480
4.35%, 09/08/2026, MTN	200,000	213,520
5.00%, 11/24/2025	269,000	300,123
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	378,190
5.63%, 09/23/2019, MTN	200,000	221,492
5.75%, 01/25/2021	100,000	113,993
7.30%, 05/13/2019, MTN	200,000	227,301
State Street Corp.
3.10%, 05/15/2023	48,000	49,868
3.55%, 08/18/2025	88,000	95,411
3.70%, 11/20/2023	231,000	253,010
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	143,797
UBS Group Funding Jersey, Ltd.
2.65%, 02/01/2022 (B)	200,000	199,628
4.13%, 04/15/2026 (B)	200,000	210,297

		13,077,270

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025 (J)	108,000	111,270
4.13%, 03/15/2035	411,000	404,038
5.25%, 01/15/2045	152,000	169,043
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	200,000	200,383
CF Industries, Inc.
7.13%, 05/01/2020	250,000	287,829
Dow Chemical Co.
3.00%, 11/15/2022 (J)	130,000	135,060
4.13%, 11/15/2021	50,000	54,710
5.25%, 11/15/2041	45,000	50,821
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	18,000	20,183
6.00%, 07/15/2018	150,000	162,088
Ecolab, Inc.
1.45%, 12/08/2017	56,000	56,107
2.25%, 01/12/2020 (J)	333,000	339,231
Monsanto Co.
4.70%, 07/15/2064	97,000	92,636
Mosaic Co.
3.75%, 11/15/2021	16,000	16,915
4.25%, 11/15/2023 (J)	257,000	273,303
4.88%, 11/15/2041	8,000	7,965
5.45%, 11/15/2033 (J)	91,000	98,872
5.63%, 11/15/2043	222,000	238,366
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025 (J)	220,000	220,725
PPG Industries, Inc.
6.65%, 03/15/2018	21,000	22,493
Praxair, Inc.
2.65%, 02/05/2025	59,000	60,762
Union Carbide Corp.
7.50%, 06/01/2025	175,000	219,125

		3,241,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	$ 200,000	$ 203,377
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	36,000	39,858
5.25%, 10/01/2020 (B)	48,000	53,920
5.63%, 03/15/2042 (B)	59,000	71,377
6.70%, 06/01/2034 (B)	152,000	201,630
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	65,750
Republic Services, Inc.
2.90%, 07/01/2026	49,000	49,679
3.55%, 06/01/2022	54,000	58,025
Siemens Financieringsmaatschappij NV
3.30%, 09/15/2046 (B)	300,000	292,053
Tyco International Finance SA
5.13%, 09/14/2045	46,000	54,404
Waste Management, Inc.
2.40%, 05/15/2023	80,000	80,799
3.13%, 03/01/2025	77,000	80,783
3.90%, 03/01/2035	28,000	29,855

		1,281,510

Communications Equipment - 0.2%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	115,694
3.00%, 06/15/2022	111,000	118,871
3.63%, 03/04/2024	450,000	495,111
5.90%, 02/15/2039	70,000	93,773
Harris Corp.
3.83%, 04/27/2025	200,000	211,719
4.85%, 04/27/2035	70,000	76,893

		1,112,061

Construction & Engineering - 0.0% (I)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,060
2.88%, 05/08/2022	29,000	30,312
4.38%, 05/08/2042	17,000	19,424
Fluor Corp.
3.38%, 09/15/2021	190,000	202,973

		280,769

Consumer Finance - 0.7%
American Express Co.
3.63%, 12/05/2024	104,000	108,228
7.00%, 03/19/2018	50,000	53,933
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	130,759
1.88%, 11/05/2018, MTN	111,000	111,907
2.25%, 05/05/2021, MTN	247,000	250,789
2.38%, 05/26/2020, MTN	290,000	296,600
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	308,185
Capital One Financial Corp.
3.50%, 06/15/2023	121,000	126,142
3.75%, 04/24/2024 - 07/28/2026	560,000	567,798
4.20%, 10/29/2025	315,000	328,637
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	236,000	236,171
2.24%, 06/15/2018	200,000	201,597
2.38%, 03/12/2019	400,000	404,847
3.00%, 06/12/2017	400,000	404,227
3.34%, 03/18/2021	200,000	205,767
4.13%, 08/04/2025	200,000	211,006

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
John Deere Capital Corp.
1.20%, 10/10/2017	$ 98,000	$ 98,040
1.60%, 07/13/2018, MTN	43,000	43,248
2.45%, 09/11/2020, MTN	40,000	41,206
2.80%, 01/27/2023	73,000	75,997
3.15%, 10/15/2021, MTN	33,000	35,047
5.75%, 09/10/2018, MTN	200,000	216,871
PACCAR Financial Corp.
1.30%, 05/10/2019, MTN (J)	93,000	93,033
1.60%, 03/15/2017, MTN	53,000	53,182
Synchrony Financial
3.70%, 08/04/2026	329,000	326,658
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	100,190
1.45%, 01/12/2018, MTN	103,000	103,386
2.10%, 01/17/2019, MTN (J)	105,000	106,765
2.13%, 07/18/2019, MTN	225,000	229,159

		5,469,375

Diversified Consumer Services - 0.0% (I)
Nationwide Building Society
4.00%, 09/14/2026 (B)	250,000	248,860

Diversified Financial Services - 0.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	150,000	153,750
AIG Global Funding
1.65%, 12/15/2017 (B)	97,000	97,398
Air Lease Corp.
2.13%, 01/15/2020 (G)	219,000	218,544
3.00%, 09/15/2023	194,000	191,794
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	144,000	144,705
1.60%, 02/16/2018 (B)	213,000	214,350
2.25%, 08/15/2019, MTN	67,000	68,662
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	146,000	151,721
3.00%, 02/11/2023 (J)	25,000	26,316
3.40%, 01/31/2022 (J)	397,000	429,948
3.75%, 08/15/2021 (J)	134,000	146,726
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	44,000	44,603
5.88%, 03/15/2021 (B) (J)	170,000	196,840
CDP Financial, Inc.
4.40%, 11/25/2019 (B)	250,000	272,601
Conoco Funding Co.
7.25%, 10/15/2031	25,000	33,078
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	299,000	307,100
3.37%, 11/15/2025	819,000	886,172
4.42%, 11/15/2035	206,000	231,207
Jefferies Group LLC
6.45%, 06/08/2027	75,000	84,907
6.88%, 04/15/2021	180,000	210,002
Murray Street Investment Trust I
4.65% (H), 03/09/2017	100,000	101,011
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	166,471
Protective Life Global Funding
2.00%, 09/14/2021 (B)	200,000	199,662
2.70%, 11/25/2020 (B)	250,000	257,100
Voya Financial, Inc.
3.65%, 06/15/2026	95,000	94,573

		4,929,241

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.00%, 06/30/2022	$ 394,000	$ 405,074
3.40%, 05/15/2025	56,000	57,535
3.60%, 02/17/2023	590,000	621,915
3.80%, 03/15/2022	333,000	356,673
3.88%, 08/15/2021	50,000	53,972
3.95%, 01/15/2025	85,000	90,228
4.30%, 12/15/2042	373,000	367,907
4.35%, 06/15/2045	49,000	48,268
4.55%, 03/09/2049 (B)	336,000	337,368
4.60%, 02/15/2021	125,000	137,131
4.75%, 05/15/2046	67,000	70,112
5.35%, 09/01/2040	203,000	227,391
5.50%, 02/01/2018	105,000	110,629
6.15%, 09/15/2034	134,000	161,805
6.30%, 01/15/2038	50,000	62,409
6.38%, 03/01/2041	100,000	125,300
BellSouth LLC
6.55%, 06/15/2034	350,000	418,450
British Telecommunications PLC
9.38%, 12/15/2030	150,000	242,828
Centel Capital Corp.
9.00%, 10/15/2019	40,000	46,330
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	150,000	149,874
2.25%, 03/06/2017 (B)	150,000	150,566
8.75%, 06/15/2030	75,000	116,580
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,848
3.48%, 06/15/2050 (B)	41,000	42,732
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	27,051
Orange SA
9.00%, 03/01/2031	263,000	419,616
Qwest Corp.
6.75%, 12/01/2021	148,000	164,835
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	153,540
4.57%, 04/27/2023	150,000	166,821
5.13%, 04/27/2020	41,000	45,196
Verizon Communications, Inc.
2.63%, 02/21/2020	221,000	227,279
2.63%, 08/15/2026 (J)	440,000	431,847
4.15%, 03/15/2024	261,000	288,094
4.27%, 01/15/2036	330,000	343,829
4.40%, 11/01/2034	321,000	339,662
4.50%, 09/15/2020	229,000	251,297
4.52%, 09/15/2048	153,000	161,772
4.67%, 03/15/2055	494,000	519,653
4.86%, 08/21/2046	248,000	277,776
5.01%, 08/21/2054	33,000	36,440
5.15%, 09/15/2023	879,000	1,023,971
5.85%, 09/15/2035	75,000	92,513

		9,411,117

Electric Utilities - 1.3%
Alabama Power Co.
3.75%, 03/01/2045	118,000	122,474
5.60%, 03/15/2033	100,000	123,530
6.13%, 05/15/2038	11,000	14,786
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	32,060
Appalachian Power Co.
6.70%, 08/15/2037	50,000	66,288

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Arizona Public Service Co.
2.20%, 01/15/2020	$ 100,000	$ 102,338
4.50%, 04/01/2042	28,000	32,222
Baltimore Gas & Electric Co.
2.80%, 08/15/2022 (J)	95,000	99,287
3.50%, 08/15/2046	94,000	93,983
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	53,173
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	82,911
Consumers Energy Co.
3.25%, 08/15/2046	48,000	47,229
Dominion Resources, Inc.
2.85%, 08/15/2026	61,000	60,673
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	23,330
6.00%, 12/01/2028 - 01/15/2038	148,000	195,570
Duke Energy Corp.
2.65%, 09/01/2026	149,000	146,209
Duke Energy Indiana LLC
3.75%, 07/15/2020 - 05/15/2046	200,000	211,321
6.35%, 08/15/2038	80,000	111,873
Duke Energy Progress LLC
2.80%, 05/15/2022	48,000	50,465
3.00%, 09/15/2021	55,000	58,187
3.25%, 08/15/2025	111,000	119,060
3.70%, 10/15/2046 (J)	124,000	127,789
4.10%, 05/15/2042 - 03/15/2043	107,000	116,226
4.15%, 12/01/2044	65,000	71,137
5.30%, 01/15/2019	70,000	76,412
Edison International
2.95%, 03/15/2023	100,000	103,300
Electricite de France SA
2.15%, 01/22/2019 (B)	80,000	81,137
6.00%, 01/22/2114 (B)	150,000	162,434
Entergy Arkansas, Inc.
3.50%, 04/01/2026	57,000	61,799
Entergy Corp.
2.95%, 09/01/2026	78,000	78,127
Entergy Louisiana LLC
2.40%, 10/01/2026 (G)	118,000	116,881
3.05%, 06/01/2031 (J)	94,000	96,512
Entergy Mississippi, Inc.
2.85%, 06/01/2028	83,000	84,854
Exelon Corp.
3.40%, 04/15/2026	63,000	65,572
Florida Power & Light Co.
3.13%, 12/01/2025	150,000	160,442
4.95%, 06/01/2035	60,000	72,902
5.95%, 02/01/2038	50,000	68,670
Fortis, Inc.
3.06%, 10/04/2026 (B) (G)	500,000	497,877
Georgia Power Co.
3.25%, 04/01/2026	65,000	69,078
Hydro-Quebec
9.40%, 02/01/2021	250,000	323,990
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	130,728
7.00%, 03/15/2019	30,000	33,632
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	16,726
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	64,716	74,977
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	72,255
5.30%, 10/01/2041	100,000	116,289

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	$ 105,000	$ 109,191
Nevada Power Co.
5.38%, 09/15/2040	12,000	14,882
5.45%, 05/15/2041	50,000	63,391
6.50%, 08/01/2018	50,000	54,597
7.13%, 03/15/2019	140,000	159,529
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	54,036
6.00%, 03/01/2019	25,000	27,484
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	151,390
4.88%, 08/15/2019 (B)	40,000	43,555
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	147,255
Northern States Power Co.
6.25%, 06/01/2036	40,000	55,758
Ohio Power Co.
5.38%, 10/01/2021	50,000	57,217
6.05%, 05/01/2018	30,000	32,011
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	71,472
7.00%, 09/01/2022	50,000	63,351
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	69,817
3.25%, 06/15/2023	50,000	53,199
3.50%, 06/15/2025	94,000	101,888
4.45%, 04/15/2042	17,000	19,272
4.50%, 12/15/2041	96,000	109,144
6.05%, 03/01/2034	250,000	333,377
PacifiCorp
2.95%, 02/01/2022 - 06/01/2023	300,000	315,483
3.60%, 04/01/2024	105,000	114,372
5.65%, 07/15/2018	25,000	26,930
PECO Energy Co.
2.38%, 09/15/2022 (J)	100,000	101,477
5.35%, 03/01/2018	50,000	52,911
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	73,931
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	56,562
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	63,954
3.55%, 06/15/2046	53,000	54,438
5.80%, 08/01/2018	20,000	21,609
6.50%, 08/01/2038	45,000	64,992
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,802
6.63%, 11/15/2037	150,000	198,925
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	30,414
3.00%, 05/15/2025, MTN	167,000	176,526
5.38%, 11/01/2039, MTN	14,000	17,961
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	27,413
Southern California Edison Co.
1.85%, 02/01/2022	55,000	55,167
3.50%, 10/01/2023 (J)	106,000	115,539
3.90%, 12/01/2041	30,000	32,180
5.50%, 08/15/2018	65,000	70,139
6.05%, 03/15/2039	60,000	82,761
Southern Power Co.
4.15%, 12/01/2025	91,000	97,994
5.15%, 09/15/2041	130,000	140,837
Southwestern Electric Power Co.
6.45%, 01/15/2019	150,000	165,222

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Public Service Co.
4.50%, 08/15/2041	$ 100,000	$ 116,198
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (B)	200,000	200,429
Toledo Edison Co.
6.15%, 05/15/2037	200,000	249,160
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	65,919
Virginia Electric & Power Co.
2.95%, 01/15/2022 (J)	27,000	28,304
3.45%, 02/15/2024	21,000	22,736
4.45%, 02/15/2044	28,000	32,045
5.40%, 04/30/2018	100,000	106,430
8.88%, 11/15/2038	90,000	152,276
Wisconsin Electric Power Co.
2.95%, 09/15/2021 (J)	2,000	2,115
3.10%, 06/01/2025	82,000	86,459
Xcel Energy, Inc.
2.40%, 03/15/2021 (J)	100,000	102,606
4.80%, 09/15/2041	9,000	10,493
6.50%, 07/01/2036	190,000	258,255

		10,142,495

Electrical Equipment - 0.0% (I)
Eaton Corp.
1.50%, 11/02/2017	22,000	22,055
4.00%, 11/02/2032	21,000	22,492
5.80%, 03/15/2037	100,000	121,164
7.63%, 04/01/2024	75,000	94,272

		259,983

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018 (J)	39,000	39,652
4.50%, 03/01/2023	30,000	31,722
6.88%, 06/01/2018	40,000	43,197
7.50%, 01/15/2027	426,000	523,863
Cisco Systems, Inc.
1.85%, 09/20/2021	100,000	100,600

		739,034

Energy Equipment & Services - 0.3%
Boardwalk Pipelines, LP
4.95%, 12/15/2024	230,000	240,605
5.95%, 06/01/2026	42,000	46,434
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	186,000	129,072
5.70%, 10/15/2039	100,000	78,648
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	350,000	339,121
6.30%, 08/15/2017 (B)	150,000	155,123
Halliburton Co.
3.50%, 08/01/2023 (J)	157,000	162,055
4.85%, 11/15/2035	50,000	53,592
7.45%, 09/15/2039	100,000	135,958
7.60%, 08/15/2096 (B)	50,000	64,787
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	25,890
Noble Holding International, Ltd.
5.25%, 03/16/2018 (J)	42,000	41,370
6.05%, 03/01/2041	46,000	27,140
8.20%, 04/01/2045	25,000	17,719
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	220,000	235,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA
3.30%, 09/14/2021 (B) (J)	$ 41,000	$ 43,445
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	81,000	80,745

		1,877,535

Equity Real Estate Investment Trusts - 0.7%
American Tower Corp.
2.25%, 01/15/2022	200,000	199,592
3.38%, 10/15/2026	100,000	101,362
3.50%, 01/31/2023	100,000	104,307
4.70%, 03/15/2022	70,000	77,805
5.00%, 02/15/2024	57,000	64,563
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	334,186
3.50%, 11/15/2024, MTN	50,000	52,359
Boston Properties, LP
2.75%, 10/01/2026	78,000	76,834
3.65%, 02/01/2026	74,000	78,266
Crown Castle International Corp.
2.25%, 09/01/2021	154,000	153,875
4.88%, 04/15/2022	130,000	145,015
5.25%, 01/15/2023	70,000	79,264
DDR Corp.
3.63%, 02/01/2025	100,000	101,104
Duke Realty, LP
3.25%, 06/30/2026	43,000	43,957
Equity Commonwealth
5.88%, 09/15/2020	312,000	346,401
ERP Operating, LP
3.00%, 04/15/2023	50,000	51,254
4.63%, 12/15/2021	46,000	51,643
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	174,000	174,902
HCP, Inc.
3.40%, 02/01/2025	95,000	93,829
3.88%, 08/15/2024	176,000	180,154
4.20%, 03/01/2024	30,000	31,190
4.25%, 11/15/2023	134,000	140,696
Liberty Property, LP
3.25%, 10/01/2026	53,000	53,405
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	217,529
Prologis, LP
3.75%, 11/01/2025	32,000	34,428
4.25%, 08/15/2023	76,000	84,027
Realty Income Corp.
3.25%, 10/15/2022	390,000	403,180
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	150,000	155,831
Simon Property Group, LP
2.15%, 09/15/2017	167,000	168,114
3.75%, 02/01/2024	200,000	216,425
4.13%, 12/01/2021	67,000	73,814
UDR, Inc.
2.95%, 09/01/2026, MTN	72,000	71,466
Ventas Realty, LP
3.50%, 02/01/2025	54,000	55,712
3.75%, 05/01/2024	44,000	46,253
4.13%, 01/15/2026	45,000	48,398
Ventas Realty, LP / Ventas Capital Corp.
3.25%, 08/15/2022	170,000	177,154
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	270,000	279,450

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Welltower, Inc.
3.75%, 03/15/2023	$ 80,000	$ 84,012
4.00%, 06/01/2025	204,000	216,317
4.25%, 04/01/2026	200,000	215,926
4.50%, 01/15/2024	73,000	79,712

		5,363,711

Food & Staples Retailing - 0.4%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B) (G)	241,000	238,886
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	132,735
CVS Health Corp.
2.13%, 06/01/2021	331,000	334,360
2.75%, 12/01/2022	100,000	102,961
2.88%, 06/01/2026	160,000	162,371
4.00%, 12/05/2023	223,000	245,622
5.30%, 12/05/2043	58,000	71,918
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	60,787	71,878
Kroger Co.
2.20%, 01/15/2017	33,000	33,099
4.00%, 02/01/2024	135,000	148,637
5.40%, 07/15/2040	12,000	14,635
6.15%, 01/15/2020	50,000	56,825
6.40%, 08/15/2017 (J)	55,000	57,504
6.90%, 04/15/2038	130,000	180,759
7.50%, 04/01/2031	270,000	382,128
Sysco Corp.
3.75%, 10/01/2025	75,000	80,703
Walgreen Co.
4.40%, 09/15/2042	70,000	72,732
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023 (J)	579,000	597,208
3.80%, 11/18/2024 (J)	100,000	107,343
4.50%, 11/18/2034	185,000	196,602

		3,288,906

Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	16,346
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	142,879
3.50%, 11/24/2020	61,000	63,801
8.50%, 06/15/2019	55,000	64,446
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	74,440
6.00%, 11/27/2017 (B)	100,000	105,186
ConAgra Foods, Inc.
2.10%, 03/15/2018	23,000	23,183
Kellogg Co.
1.75%, 05/17/2017	38,000	38,168
Kraft Heinz Foods Co.
2.80%, 07/02/2020	330,000	341,988
3.50%, 06/06/2022	64,000	68,000
3.95%, 07/15/2025	215,000	232,617
5.00%, 06/04/2042	59,000	67,790
6.13%, 08/23/2018	73,000	79,211
6.50%, 02/09/2040	75,000	100,664
6.88%, 01/26/2039	356,000	494,143
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	184,000	199,492
Mondelez International, Inc.
4.00%, 02/01/2024	150,000	164,521

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Tyson Foods, Inc.
3.95%, 08/15/2024	$ 146,000	$ 157,580
4.88%, 08/15/2034	170,000	188,159

		2,622,614

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	81,626
4.15%, 01/15/2043	138,000	149,012
8.50%, 03/15/2019	35,000	40,732
Boston Gas Co.
4.49%, 02/15/2042 (B)	26,000	28,788
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	120,645
Dominion Gas Holdings LLC
2.80%, 11/15/2020	59,000	61,044
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	90,000	91,096
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	200,964
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	48,270
3.25%, 06/15/2026	39,000	40,299
3.50%, 09/15/2021	75,000	79,150
3.95%, 10/01/2046	59,000	59,637
4.40%, 06/01/2043	63,000	67,847
5.88%, 03/15/2041	146,000	181,896
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	111,933

		1,362,939

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	33,000	34,079
3.73%, 12/15/2024	40,000	43,380
Medtronic, Inc.
3.15%, 03/15/2022	175,000	186,075
4.38%, 03/15/2035	205,000	232,302
Stryker Corp.
3.50%, 03/15/2026	38,000	40,255
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	76,417

		612,508

Health Care Providers & Services - 0.4%
Aetna, Inc.
2.80%, 06/15/2023	75,000	76,585
4.25%, 06/15/2036	46,000	47,644
4.50%, 05/15/2042	26,000	28,442
6.75%, 12/15/2037	50,000	69,286
Anthem, Inc.
2.30%, 07/15/2018	70,000	70,916
3.13%, 05/15/2022	62,000	64,536
3.30%, 01/15/2023	28,000	29,344
4.63%, 05/15/2042	50,000	53,926
4.65%, 01/15/2043 - 08/15/2044	184,000	200,713
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	81,223
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	77,193
3.50%, 06/15/2024	150,000	156,367
4.50%, 02/25/2026	85,000	93,231
4.80%, 07/15/2046	93,000	96,606
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	259,317

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	$ 84,000	$ 85,054
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	40,638
Roche Holdings, Inc.
3.35%, 09/30/2024 (B)	300,000	324,316
Texas Health Resources
4.33%, 11/15/2055	250,000	279,274
UnitedHealth Group, Inc.
1.70%, 02/15/2019	55,000	55,366
2.13%, 03/15/2021	100,000	101,860
2.75%, 02/15/2023	23,000	23,812
2.88%, 03/15/2023	50,000	52,156
3.10%, 03/15/2026	100,000	104,477
3.35%, 07/15/2022	56,000	60,133
3.38%, 11/15/2021	94,000	100,710
4.63%, 07/15/2035	140,000	162,578
6.63%, 11/15/2037	80,000	114,096

		2,909,799

Hotels, Restaurants & Leisure - 0.0% (I)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	118,918
6.30%, 10/15/2037, MTN	63,000	83,303
Starbucks Corp.
4.30%, 06/15/2045	109,000	128,844

		331,065

Household Products - 0.0% (I)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	20,703
7.50%, 11/01/2018	15,000	16,910

		37,613

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	204,000	210,260
4.00%, 10/01/2020 (J)	26,000	27,769
4.25%, 06/15/2022	114,000	122,345
PSEG Power LLC
4.15%, 09/15/2021	125,000	133,666
4.30%, 11/15/2023	37,000	40,155

		534,195

Industrial Conglomerates - 0.3%
Danaher Corp.
2.40%, 09/15/2020	56,000	57,614
General Electric Co.
1.60%, 11/20/2017, MTN	127,000	127,844
2.10%, 12/11/2019	20,000	20,488
2.20%, 01/09/2020, MTN	129,000	132,253
2.30%, 04/27/2017, MTN	75,000	75,517
2.70%, 10/09/2022	64,000	66,689
3.10%, 01/09/2023, MTN	230,000	244,345
3.15%, 09/07/2022, MTN	86,000	91,426
3.38%, 03/11/2024 (J)	131,000	142,017
4.38%, 09/16/2020, MTN	108,000	119,661
4.65%, 10/17/2021, MTN	390,000	444,333
5.30%, 02/11/2021	25,000	28,646
5.50%, 01/08/2020, MTN	180,000	203,383
6.75%, 03/15/2032, MTN	61,000	85,727
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	108,188

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
Koninklijke Philips NV (continued)
5.75%, 03/11/2018	$ 14,000	$ 14,860
7.20%, 06/01/2026	20,000	25,001

		1,987,992

Insurance - 0.9%
Aflac, Inc.
6.90%, 12/17/2039	100,000	141,151
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	200,000	267,324
Allstate Corp.
3.15%, 06/15/2023	41,000	43,460
American International Group, Inc.
3.75%, 07/10/2025	81,000	84,957
3.88%, 01/15/2035	111,000	108,843
4.13%, 02/15/2024	71,000	76,504
Aon Corp.
6.25%, 09/30/2040	18,000	22,940
Aon PLC
3.50%, 06/14/2024	100,000	104,185
3.88%, 12/15/2025	143,000	152,693
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	97,323
4.30%, 05/15/2043	83,000	93,251
4.40%, 05/15/2042	221,000	250,915
5.40%, 05/15/2018 (J)	50,000	53,358
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	73,000	76,687
3.15%, 03/15/2025	231,000	244,109
3.35%, 05/03/2026	50,000	53,538
CNA Financial Corp.
3.95%, 05/15/2024	26,000	27,525
4.50%, 03/01/2026	19,000	20,575
Dai-ichi Life Insurance Co., Ltd.
4.00% (A), 07/24/2026 (B) (K)	207,000	208,035
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	95,000	96,561
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	47,000	52,360
6.50%, 03/15/2035 (B)	130,000	161,680
Lincoln National Corp.
4.00%, 09/01/2023 (J)	150,000	159,891
4.20%, 03/15/2022	174,000	188,298
6.15%, 04/07/2036	110,000	129,669
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	179,117
3.30%, 03/14/2023	17,000	17,819
3.50%, 03/10/2025	129,000	136,259
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	30,661
7.63%, 11/15/2023 (B)	250,000	304,943
MassMutual Global Funding II
2.50%, 10/17/2022 (B) (J)	100,000	101,686
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B)	214,000	214,587
2.30%, 04/10/2019 (B)	150,000	152,905
3.00%, 01/10/2023 (B)	150,000	154,695
3.65%, 06/14/2018 (B)	125,000	129,809
3.88%, 04/11/2022 (B)	200,000	217,208
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	195,000	307,454
New York Life Global Funding
2.15%, 06/18/2019 (B)	293,000	299,100
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	150,000	233,455
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	13,072

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Principal Life Global Funding II
1.50%, 09/11/2017 (B)	$ 200,000	$ 200,504
Progressive Corp.
2.45%, 01/15/2027	240,000	238,893
Prudential Financial, Inc.
5.75%, 07/15/2033, MTN	100,000	118,261
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	450,000	603,858
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	100,000	101,346
3.05%, 01/20/2021 (B)	101,000	103,967
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (B)	100,000	112,471
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	53,571

		6,941,473

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.80%, 12/05/2024	197,000	218,359
4.80%, 12/05/2034	157,000	184,461

		402,820

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	455,000	458,668
3.45%, 08/01/2024 (J)	139,000	144,330

		602,998

IT Services - 0.2%
International Business Machines Corp.
1.80%, 05/17/2019	100,000	101,440
2.25%, 02/19/2021 (J)	348,000	358,108
6.22%, 08/01/2027	250,000	330,877
Total System Services, Inc.
4.80%, 04/01/2026	75,000	83,050
Xerox Corp.
2.75%, 09/01/2020	150,000	148,505
2.95%, 03/15/2017	26,000	26,154
5.63%, 12/15/2019	61,000	66,099
6.75%, 02/01/2017	50,000	50,788

		1,165,021

Life Sciences Tools & Services - 0.0% (I)
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	57,000	58,375
3.15%, 01/15/2023	35,000	36,102
3.60%, 08/15/2021	22,000	23,399
4.15%, 02/01/2024	34,000	36,943

		154,819

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.00%, 11/25/2016, MTN (J)	200,000	200,042
1.93%, 10/01/2021 (B)	118,000	117,813
2.40%, 08/09/2026	150,000	148,905
2.85%, 06/01/2022, MTN (J)	46,000	48,297
3.25%, 12/01/2024, MTN (J)	130,000	138,367
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	36,258
Deere & Co.
2.60%, 06/08/2022	74,000	76,799
3.90%, 06/09/2042	32,000	34,682

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc.
3.50%, 03/01/2024 (J)	$ 100,000	$ 109,272
3.90%, 09/01/2042	280,000	309,173
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	29,658
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023 (J)	81,000	89,494
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	81,524
Parker-Hannifin Corp.
4.45%, 11/21/2044, MTN	85,000	100,484
5.50%, 05/15/2018, MTN	20,000	21,360
Pentair Finance SA
2.90%, 09/15/2018	242,000	245,389
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	43,660

		1,831,177

Media - 0.9%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	65,921
7.30%, 04/30/2028	50,000	67,185
8.88%, 04/26/2023	80,000	107,883
9.50%, 07/15/2024	70,000	100,397
CBS Corp.
3.70%, 08/15/2024	287,000	300,442
4.00%, 01/15/2026	83,000	88,031
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (B)	317,000	342,063
6.38%, 10/23/2035 (B)	92,000	108,356
6.83%, 10/23/2055 (B)	125,000	150,281
Comcast Corp.
2.75%, 03/01/2023	53,000	54,918
3.20%, 07/15/2036	200,000	195,620
4.20%, 08/15/2034	167,000	184,654
4.25%, 01/15/2033	173,000	192,147
6.45%, 03/15/2037	50,000	69,032
6.50%, 01/15/2017 - 11/15/2035	536,000	724,835
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	55,382
4.80%, 02/01/2035 (B)	350,000	346,825
8.38%, 03/01/2039 (B)	60,000	77,579
Discovery Communications LLC
4.38%, 06/15/2021	80,000	86,997
4.95%, 05/15/2042	200,000	189,361
Historic TW, Inc.
9.15%, 02/01/2023	500,000	677,499
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	55,635
6.40%, 04/30/2040	170,000	237,928
SES SA
3.60%, 04/04/2023 (B) (J)	100,000	101,998
Thomson Reuters Corp.
3.85%, 09/29/2024	254,000	269,584
3.95%, 09/30/2021	126,000	134,777
4.50%, 05/23/2043	59,000	60,134
4.70%, 10/15/2019 (J)	15,000	16,227
Time Warner Cable LLC
5.50%, 09/01/2041	90,000	96,066
6.75%, 07/01/2018	60,000	65,194
7.30%, 07/01/2038	100,000	127,960
8.75%, 02/14/2019	50,000	57,663
Time Warner Cos., Inc.
7.57%, 02/01/2024	40,000	51,626

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	$ 75,000	$ 102,130
Time Warner, Inc.
3.55%, 06/01/2024	250,000	265,594
3.60%, 07/15/2025	135,000	143,600
Viacom, Inc.
2.75%, 12/15/2019	53,000	53,836
3.13%, 06/15/2022 (J)	80,000	81,603
4.25%, 09/01/2023	72,000	76,510
4.38%, 03/15/2043	93,000	85,380
4.50%, 02/27/2042	25,000	23,159
4.85%, 12/15/2034	32,000	32,626
6.88%, 04/30/2036	150,000	176,428
Walt Disney Co.
3.00%, 02/13/2026	450,000	476,698

		6,977,764

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (J)	131,000	143,413
5.00%, 09/30/2043	50,000	59,096
Freeport Minerals Corp.
9.50%, 06/01/2031	250,000	282,500
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	134,000	133,498
3.88%, 03/15/2023	112,000	100,511
5.40%, 11/14/2034	207,000	171,810
5.45%, 03/15/2043	184,000	147,660
Nucor Corp.
4.00%, 08/01/2023	165,000	177,816
6.40%, 12/01/2037	150,000	188,258
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	45,286
Teck Resources, Ltd.
3.75%, 02/01/2023	77,000	70,551
4.75%, 01/15/2022 (J)	277,000	271,460

		1,791,859

Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020 (J)	82,000	83,994
3.50%, 02/01/2025 (J)	104,000	111,591
4.50%, 02/01/2045	75,000	83,795
CMS Energy Corp.
3.00%, 05/15/2026	73,000	74,221
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,986
5.65%, 04/15/2020	20,000	22,697
6.13%, 03/15/2019	100,000	111,578
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	50,258
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	113,169
DTE Electric Co.
2.65%, 06/15/2022	20,000	20,648
3.70%, 03/15/2045	123,000	130,020
DTE Energy Co.
2.40%, 12/01/2019	69,000	70,374
3.30%, 06/15/2022	79,000	83,601
3.85%, 12/01/2023	46,000	50,252
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	47,971
6.00%, 06/01/2026	50,000	65,075
Sempra Energy
2.88%, 10/01/2022	70,000	72,365
3.55%, 06/15/2024	165,000	174,303

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Sempra Energy (continued)
4.05%, 12/01/2023	$ 72,000	$ 78,896
9.80%, 02/15/2019	50,000	59,192
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	154,590

		1,679,576

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	274,000	267,798
4.38%, 09/01/2023 (J)	112,000	118,366
4.50%, 12/15/2034	51,000	47,892
6.70%, 07/15/2034	28,000	30,822
6.90%, 01/15/2032	120,000	136,493
7.45%, 07/15/2017	30,000	31,396
Nordstrom, Inc.
4.00%, 10/15/2021 (J)	35,000	37,536

		670,303

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	123,799
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	91,087
Apache Corp.
2.63%, 01/15/2023	100,000	98,447
3.25%, 04/15/2022	14,000	14,366
4.75%, 04/15/2043	57,000	58,240
BP Capital Markets PLC
1.38%, 11/06/2017	40,000	40,004
1.85%, 05/05/2017	89,000	89,387
2.24%, 05/10/2019 (J)	150,000	152,395
2.75%, 05/10/2023	254,000	258,244
3.02%, 01/16/2027	70,000	71,103
3.25%, 05/06/2022	96,000	101,109
3.54%, 11/04/2024	300,000	318,701
3.81%, 02/10/2024	116,000	125,244
Buckeye Partners, LP
4.88%, 02/01/2021	300,000	323,201
5.85%, 11/15/2043	100,000	102,652
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	33,238
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	124,825
5.85%, 02/01/2035	70,000	73,476
5.90%, 02/01/2018	25,000	26,235
6.25%, 03/15/2038	140,000	156,616
6.45%, 06/30/2033	124,000	140,171
7.20%, 01/15/2032	20,000	23,128
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	309,037
4.45%, 09/15/2042	42,000	34,657
6.75%, 11/15/2039	89,000	96,186
Chevron Corp.
2.36%, 12/05/2022	60,000	61,086
2.57%, 05/16/2023	400,000	409,605
CNOOC Finance LLC
3.50%, 05/05/2025	235,000	241,821
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	234,372
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	225,996
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	100,120
ConocoPhillips Co.
3.35%, 11/15/2024 (J)	225,000	230,358
4.20%, 03/15/2021 (J)	157,000	169,929

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Holding Co.
6.95%, 04/15/2029	$ 100,000	$ 127,165
Devon Energy Corp.
3.25%, 05/15/2022	64,000	63,542
4.75%, 05/15/2042	52,000	48,476
7.95%, 04/15/2032	150,000	183,779
Devon Financing Co. LLC
7.88%, 09/30/2031	100,000	123,878
Ecopetrol SA
4.13%, 01/16/2025	100,000	97,095
5.38%, 06/26/2026 (J)	116,000	120,750
5.88%, 09/18/2023 (J)	71,000	76,591
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	80,000	85,128
Energy Transfer Partners, LP
3.60%, 02/01/2023	143,000	140,734
4.05%, 03/15/2025	123,000	121,995
5.15%, 03/15/2045	39,000	36,125
Eni SpA
5.70%, 10/01/2040 (B)	125,000	130,216
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	130,137
4.15%, 06/01/2025	238,000	227,836
5.05%, 04/01/2045	58,000	51,343
Enterprise Products Operating LLC
3.35%, 03/15/2023 (J)	304,000	311,069
3.75%, 02/15/2025	110,000	113,998
3.90%, 02/15/2024 (J)	158,000	165,258
4.90%, 05/15/2046	36,000	37,837
4.95%, 10/15/2054	46,000	46,507
5.10%, 02/15/2045	39,000	41,943
5.75%, 03/01/2035	200,000	224,994
5.95%, 02/01/2041	36,000	41,699
6.65%, 10/15/2034	100,000	120,446
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	35,938
5.10%, 01/15/2036	157,000	178,295
Exxon Mobil Corp.
2.40%, 03/06/2022	166,000	170,172
2.73%, 03/01/2023	369,000	382,076
4.11%, 03/01/2046	128,000	143,077
Hess Corp.
7.88%, 10/01/2029	25,000	30,435
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	310,116
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	68,310
4.25%, 02/01/2021 - 09/15/2046	240,000	252,551
5.15%, 10/15/2043	178,000	196,512
Marathon Oil Corp.
2.80%, 11/01/2022 (J)	160,000	148,186
6.60%, 10/01/2037	130,000	132,958
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	146,086
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	127,597
5.05%, 11/15/2044	100,000	98,729
5.63%, 05/01/2021	74,000	77,088
Occidental Petroleum Corp.
2.70%, 02/15/2023	40,000	40,792
3.40%, 04/15/2026	46,000	48,530
3.50%, 06/15/2025	91,000	96,887
4.63%, 06/15/2045	39,000	44,082
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	106,988
3.38%, 10/01/2022	30,000	30,270
4.90%, 03/15/2025 (J)	470,000	505,592

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners, LP (continued)
5.00%, 09/15/2023	$ 65,000	$ 70,511
6.65%, 10/01/2036	210,000	232,681
Petro-Canada
6.05%, 05/15/2018	40,000	42,741
6.80%, 05/15/2038	50,000	65,653
Petroleos Mexicanos
4.25%, 01/15/2025	67,000	64,648
4.50%, 01/23/2026 (J)	205,000	198,809
4.63%, 09/21/2023 (B)	208,000	208,291
4.88%, 01/18/2024	44,000	44,550
5.63%, 01/23/2046	129,000	112,527
6.38%, 02/04/2021 (B)	112,000	122,091
6.38%, 01/23/2045	106,000	101,230
6.75%, 09/21/2047 (B) (J)	201,000	201,000
6.88%, 08/04/2026 (B)	120,000	135,300
Phillips 66
2.95%, 05/01/2017	33,000	33,297
4.30%, 04/01/2022	17,000	18,687
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	71,000	71,548
3.60%, 11/01/2024	250,000	242,238
4.65%, 10/15/2025 (J)	350,000	362,552
4.90%, 02/15/2045	162,000	148,440
Shell International Finance BV
1.13%, 08/21/2017	85,000	85,026
2.13%, 05/11/2020	175,000	177,641
2.88%, 05/10/2026	440,000	446,576
3.75%, 09/12/2046 (J)	202,000	199,420
4.00%, 05/10/2046	444,000	454,214
4.13%, 05/11/2035	253,000	271,368
6.38%, 12/15/2038	150,000	204,018
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (B)	208,000	231,008
Spectra Energy Capital LLC
3.30%, 03/15/2023	130,000	128,829
5.65%, 03/01/2020	150,000	162,035
7.50%, 09/15/2038	140,000	174,065
8.00%, 10/01/2019	120,000	138,490
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,448
3.50%, 03/15/2025 (J)	125,000	126,453
5.95%, 09/25/2043	63,000	74,493
Statoil ASA
1.15%, 05/15/2018	167,000	166,633
2.65%, 01/15/2024 (J)	214,000	219,041
3.15%, 01/23/2022	64,000	67,854
3.25%, 11/10/2024	107,000	113,867
4.25%, 11/23/2041	27,000	28,790
Suncor Energy, Inc.
3.60%, 12/01/2024	210,000	220,123
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	48,821
4.95%, 01/15/2043	198,000	190,235
5.30%, 04/01/2044	50,000	50,463
5.35%, 05/15/2045	133,000	135,882
5.50%, 02/15/2020	180,000	197,017
5.95%, 12/01/2025 (J)	100,000	115,894
Tosco Corp.
7.80%, 01/01/2027	100,000	131,996
Total Capital Canada, Ltd.
2.75%, 07/15/2023	70,000	72,403
Total Capital International SA
1.50%, 02/17/2017	55,000	55,082
1.55%, 06/28/2017	66,000	66,188
2.70%, 01/25/2023	150,000	154,468

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA (continued)
2.75%, 06/19/2021	$ 250,000	$ 261,113
3.75%, 04/10/2024	29,000	31,979
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	51,000	51,205
3.13%, 01/15/2019	112,000	115,249
3.75%, 10/16/2023	100,000	106,780
4.88%, 01/15/2026	162,000	187,415
6.20%, 10/15/2037	100,000	127,605
7.13%, 01/15/2019	70,000	77,943
Western Gas Partners, LP
4.65%, 07/01/2026	76,000	78,652
5.38%, 06/01/2021	69,000	75,125
5.45%, 04/01/2044	118,000	119,816

		19,598,160

Paper & Forest Products - 0.0% (I)
International Paper Co.
3.00%, 02/15/2027	143,000	142,834
7.30%, 11/15/2039	120,000	158,849

		301,683

Personal Products - 0.0% (I)
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	70,000	74,725

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.45%, 03/15/2022	302,000	317,051
4.55%, 03/15/2035	528,000	560,840
Actavis, Inc.
3.25%, 10/01/2022	38,000	39,388
Allergan, Inc.
2.80%, 03/15/2023	250,000	248,863
3.38%, 09/15/2020 (J)	91,000	95,230
Baxalta, Inc.
3.60%, 06/23/2022	67,000	70,389
5.25%, 06/23/2045	28,000	33,126
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	206,501
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	139,000	155,565
Johnson & Johnson
3.55%, 03/01/2036	90,000	99,852
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	88,486
2.40%, 09/15/2022	62,000	63,790
2.80%, 05/18/2023	94,000	98,477
3.70%, 02/10/2045	20,000	21,170
Mylan NV
3.95%, 06/15/2026 (B)	93,000	93,701
5.25%, 06/15/2046 (B)	64,000	67,405
Mylan, Inc.
3.13%, 01/15/2023 (B)	250,000	247,854
5.40%, 11/29/2043	100,000	107,356
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	111,000	111,538
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (J)	380,000	480,618
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	129,000	128,513
2.80%, 07/21/2023	67,000	67,172
4.10%, 10/01/2046 (J)	30,000	29,858
Zoetis, Inc.
1.88%, 02/01/2018	26,000	26,082

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.25%, 02/01/2023	$ 130,000	$ 133,967
3.45%, 11/13/2020	37,000	38,677
4.50%, 11/13/2025 (J)	70,000	78,472
4.70%, 02/01/2043	26,000	27,362

		3,737,303

Professional Services - 0.0% (I)
Equifax, Inc.
2.30%, 06/01/2021	57,000	57,595

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	52,605
3.05%, 03/15/2022	87,000	91,855
3.45%, 09/15/2021	22,000	23,719
3.60%, 09/01/2020	25,000	26,909
3.75%, 04/01/2024	124,000	136,409
4.38%, 09/01/2042	88,000	98,710
5.15%, 09/01/2043	154,000	191,516
5.65%, 05/01/2017	50,000	51,291
6.70%, 08/01/2028	50,000	68,207
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (J)	208,000	212,869
4.50%, 01/15/2022	370,000	407,397
6.13%, 09/15/2115	27,000	33,326
7.13%, 10/15/2031	50,000	69,133
CSX Corp.
3.40%, 08/01/2024	350,000	375,182
3.95%, 05/01/2050	42,000	41,935
4.25%, 06/01/2021	22,000	24,253
4.75%, 05/30/2042	16,000	18,339
5.50%, 04/15/2041	37,000	45,502
7.90%, 05/01/2017	60,000	62,313
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	58,416
3.95%, 10/01/2042	35,000	36,227
6.00%, 03/15/2105 - 05/23/2111	290,000	353,511
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,804
3.65%, 02/15/2024	37,000	40,415
4.16%, 07/15/2022	7,000	7,865
4.30%, 06/15/2042	20,000	22,392
Union Pacific Railroad Co. Pass-Through Trust
2.70%, 05/12/2027	289,699	286,842
4.70%, 01/02/2024	51,919	56,072

		2,910,014

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.10%, 07/29/2022	40,000	42,723
3.30%, 10/01/2021	46,000	49,555
3.70%, 07/29/2025	107,000	118,708
4.00%, 12/15/2032	221,000	242,276
Texas Instruments, Inc.
1.65%, 08/03/2019	183,000	185,236

		638,498

Software - 0.4%
Intuit, Inc.
5.75%, 03/15/2017	215,000	219,373
Microsoft Corp.
0.88%, 11/15/2017	23,000	23,001
2.13%, 11/15/2022	34,000	34,414
2.38%, 02/12/2022 - 05/01/2023	206,000	211,250
3.50%, 02/12/2035	185,000	189,397

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp. (continued)
3.63%, 12/15/2023	$ 111,000	$ 121,873
3.95%, 08/08/2056	88,000	89,155
4.00%, 02/12/2055	57,000	58,327
4.20%, 11/03/2035	103,000	115,141
4.75%, 11/03/2055	109,000	125,904
Oracle Corp.
1.90%, 09/15/2021	282,000	282,715
2.40%, 09/15/2023	101,000	101,810
2.95%, 05/15/2025	450,000	464,819
3.85%, 07/15/2036	200,000	207,671
3.90%, 05/15/2035	40,000	41,354
4.30%, 07/08/2034	447,000	484,780
5.75%, 04/15/2018	100,000	106,979
6.13%, 07/08/2039	82,000	109,926
6.50%, 04/15/2038	30,000	41,516

		3,029,405

Specialty Retail - 0.2%
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034 (J)	323,000	326,875
Gap, Inc.
5.95%, 04/12/2021 (J)	50,000	53,329
Home Depot, Inc.
2.63%, 06/01/2022	40,000	41,537
3.00%, 04/01/2026	53,000	56,070
4.25%, 04/01/2046	121,000	139,730
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	80,115
3.38%, 09/15/2025	119,000	128,285
4.65%, 04/15/2042	54,000	62,941
5.13%, 11/15/2041	33,000	40,672
5.50%, 10/15/2035	150,000	189,515

		1,119,069

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
1.01% (A), 05/03/2018	138,000	138,322
2.15%, 02/09/2022	273,000	277,495
2.40%, 05/03/2023	256,000	260,645
2.45%, 08/04/2026	259,000	259,253
2.85%, 05/06/2021	252,000	265,566
3.20%, 05/13/2025	192,000	204,641
3.45%, 05/06/2024 - 02/09/2045	205,000	206,012
3.85%, 08/04/2046	181,000	185,120
4.50%, 02/23/2036	85,000	97,060
Dell, Inc.
7.10%, 04/15/2028 (J)	25,000	26,388
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (B)	115,000	120,189
5.45%, 06/15/2023 (B)	146,000	156,433
6.02%, 06/15/2026 (B)	129,000	141,423
HP, Inc.
4.38%, 09/15/2021	24,000	25,886
6.00%, 09/15/2041	82,000	83,991

		2,448,424

Trading Companies & Distributors - 0.0% (I)
Air Lease Corp.
3.88%, 04/01/2021	130,000	137,475
WW Grainger, Inc.
4.60%, 06/15/2045	128,000	149,807

		287,282

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	$ 53,000	$ 54,026
3.38%, 02/01/2022 (B)	277,000	288,058
4.25%, 01/17/2023 (B)	100,000	105,481
Ryder System, Inc.
2.50%, 03/01/2017 - 05/11/2020, MTN	161,000	162,872
2.65%, 03/02/2020, MTN	79,000	80,600
2.88%, 09/01/2020, MTN	69,000	70,657

		761,694

Water Utilities - 0.0% (I)
American Water Capital Corp.
3.40%, 03/01/2025	183,000	197,355

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	119,247
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	125,000	128,875
Rogers Communications, Inc.
3.63%, 12/15/2025	76,000	82,441
4.10%, 10/01/2023	176,000	195,195
8.75%, 05/01/2032	50,000	73,345
Vodafone Group PLC
1.50%, 02/19/2018	125,000	124,916
6.25%, 11/30/2032	180,000	220,667

		944,686

Total Corporate Debt Securities (Cost $167,830,639)		175,079,897

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Canada - 0.0% (I)
Province of Ontario
1.65%, 09/27/2019	173,000	174,529

Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (J)	200,000	220,500
5.00%, 06/15/2045	200,000	216,500

		437,000

Israel - 0.6%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	140,716
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	820,341
Series 2008-Z,
Zero Coupon, 02/15/2024 - 02/15/2025	2,000,000	1,697,503
Series 2010-Z,
Zero Coupon, 02/15/2025	500,000	416,119
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	980,000	832,011
Series 2004-Z,
08/15/2023	1,000,000	878,277

		4,784,967

Mexico - 0.3%
Mexico Government International Bond
3.60%, 01/30/2025	414,000	429,008

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.00%, 10/02/2023	$ 232,000	$ 247,892
4.13%, 01/21/2026	400,000	430,200
4.35%, 01/15/2047 (J)	104,000	102,180
5.55%, 01/21/2045	448,000	519,120
3.50%, 01/21/2021, MTN (J)	244,000	259,372
4.75%, 03/08/2044, MTN	60,000	62,175

		2,049,947

Peru - 0.0% (I)
Peru Government International Bond
5.63%, 11/18/2050	36,000	47,610

Poland - 0.0% (I)
Poland Government International Bond
4.00%, 01/22/2024	133,000	146,965

South Africa - 0.1%
South Africa Government International Bond
5.38%, 07/24/2044	252,000	273,798

Supranational - 0.0% (I)
African Development Bank
8.80%, 09/01/2019	225,000	271,692

Turkey - 0.0% (I)
Turkey Government International Bond
5.75%, 03/22/2024	200,000	215,376

Total Foreign Government Obligations (Cost $7,903,349)		8,401,884

MORTGAGE-BACKED SECURITIES - 3.8%
A10 Securitization LLC
Series 2013-1, Class A,
2.40%, 11/15/2025 (B)	2,841	2,841
Series 2015-1, Class A1,
2.10%, 04/15/2034 (B)	259,773	258,764
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	209,865	209,393
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	246,287
Series 2014-1, Class A1,
1.72%, 04/15/2033 (B)	169,693	168,938
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	301,000	296,164
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (C)	551,758	551,650
Ajax Mortgage Loan Trust
Series 2013-A, Class A,
3.50% (A), 02/25/2051 (B) (C)	241,003	239,410
Series 2013-B, Class A,
3.50% (A), 02/25/2051 (B) (C)	160,586	159,755
Series 2014-A, Class A,
4.00% (A), 10/25/2057 (B)	365,910	365,044
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	227,231	223,978
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	345,338	343,228
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	243,596	235,152
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	86,934	81,064

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
4.22% (A), 07/25/2035	$ 406,669	$ 58,447
Series 2005-22T1, Class A2,
4.54% (A), 06/25/2035	724,338	132,855
Series 2005-J1, Class 1A4,
4.57% (A), 02/25/2035	188,881	10,096
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	255,220	255,938
ASG Resecuritization Trust
Series 2009-1, Class A60,
2.54% (A), 06/26/2037 (B)	26,239	26,048
Series 2009-3, Class A65,
2.41% (A), 03/26/2037 (B)	62,862	62,523
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (B)	100,000	104,383
Series 2014-520M, Class C,
4.35% (A), 08/15/2046 (B)	200,000	204,902
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.89% (A), 07/10/2044	2,300	2,297
Series 2007-5, Class A4,
5.49%, 02/10/2051	251,123	256,934
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.99% (A), 03/20/2035	123,667	124,104
Series 2010-R11A, Class 1A6,
5.07% (A), 08/26/2035 (B)	20,489	20,519
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	28,568	22,581
Series 2005-7, Class 30,
11/25/2035	32,392	24,837
Series 2005-8, Class 30,
01/25/2036	10,667	7,803
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM,
4.73%, 07/10/2043	7,327	7,296
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.25% (A), 11/25/2033	108,294	107,998
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	550,000	584,886
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	67,000	67,678
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
2.63% (A), 07/26/2045 (B)	115,271	114,383
Series 2011-RR10, Class 2A1,
1.43% (A), 09/26/2037 (B)	188,800	182,679
Series 2012-RR10, Class 1A1,
0.75% (A), 02/26/2037 (B)	166,464	161,648
Series 2012-RR3, Class 2A5,
2.41% (A), 05/26/2037 (B)	67,862	67,669
Series 2012-RR4, Class 8A3,
0.74% (A), 06/26/2047 (B)	72,578	71,104
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1.17% (A), 07/25/2034	324,973	319,495

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust
Series 2006-1, Class A1,
2.58% (A), 02/25/2036	$ 111,733	$ 109,063
CGBAM Commercial Mortgage Trust
Series 2014-HD, Class A,
1.32% (A), 02/15/2031 (B)	166,182	165,091
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.02% (A), 02/25/2037	143,026	141,221
Series 2007-A2, Class 2A1,
2.97% (A), 07/25/2037	57,962	57,568
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	98,159	98,430
Series 2004-3, Class A4,
5.75%, 04/25/2034	58,895	58,577
Series 2004-7, Class 2A1,
2.94% (A), 06/25/2034	32,567	31,846
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	12,201	12,419
Series 2004-HYB1, Class 2A,
2.83% (A), 05/20/2034	27,528	26,097
Series 2005-22, Class 2A1,
2.83% (A), 11/25/2035	183,585	150,480
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (B)	89,001	89,403
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	33,238	33,627
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (B)	44,767	44,857
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (B)	68,860	69,050
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (A), 04/12/2035 (B)	125,000	130,498
Series 2014-PAT, Class A,
1.33% (A), 08/13/2027 (B)	198,000	196,882
Series 2014-TWC, Class A,
1.38% (A), 02/13/2032 (B)	2,015,000	2,010,424
Series 2014-TWC, Class B,
2.12% (A), 02/13/2032 (B)	500,000	499,027
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	462,998
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.95% (A), 07/10/2038	21,857	21,835
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	41,258	42,311
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	52,711	53,344
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	15,397	15,596
CSMC Trust
Series 2010-11R, Class A6,
1.52% (A), 06/28/2047 (B)	383,123	373,156
Series 2011-6R, Class 3A1,
3.21% (A), 07/28/2036 (B)	19,505	19,571
Series 2012-3R, Class 1A1,
2.73% (A), 07/27/2037 (B)	22,972	23,046
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7,
6.50%, 01/25/2035	30,512	31,504

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (B)	$ 134,376	$ 137,288
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (B)	750,000	810,229
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (B)	100,000	100,487
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.56% (A), 08/10/2044 (B)	200,000	202,193
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
0.88% (A), 03/25/2035 (B)	196,998	169,572
Series 2005-RP3, Class 1AF,
0.88% (A), 09/25/2035 (B)	118,516	102,127
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	82,617	84,763
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	57,761	59,054
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	100,720	106,995
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	105,263	92,394
Series 2007-1F, Class 2A4,
5.50%, 01/25/2037	158,412	152,465
HILT Mortgage Trust
Series 2014-ORL, Class A,
1.42% (A), 07/15/2029 (B)	850,000	839,020
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A,
4.00%, 05/26/2053 (B) (C)	425,657	423,529
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.88% (A), 05/25/2036	119,247	107,083
Series 2006-2, Class 2A1,
0.88% (A), 08/25/2036	25,666	25,207
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1, Class A4,
5.72%, 02/15/2051	437,580	449,105
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.68% (A), 05/15/2045	538,338	5
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
2.87% (A), 11/25/2033	58,100	58,913
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (B)	154,000	167,968
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.43%, 02/15/2040	98,570	99,385
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.97% (A), 04/21/2034	73,341	74,969
Series 2004-13, Class 3A7,
3.04% (A), 11/21/2034	39,843	40,623
Series 2004-3, Class 4A2,
2.69% (A), 04/25/2034	35,153	32,606
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	23,475	23,573

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust (continued)
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	$ 15,228	$ 15,300
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1,
5.50%, 11/25/2033	71,030	72,217
MASTR Re-REMIC Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	32,939	26,059
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.15% (A), 10/25/2028	468,338	446,130
Series 2004-1, Class 2A1,
2.68% (A), 12/25/2034	110,125	110,164
Series 2004-A, Class A1,
0.99% (A), 04/25/2029	342,689	327,824
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	350,000	372,949
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	92,422	97,355
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	101,941	101,534
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	91,979	91,577
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	150,000	134,346
MortgageIT Trust
Series 2005-1, Class 1A1,
1.17% (A), 02/25/2035	41,688	40,114
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	10,289	10,459
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,331
PFP, Ltd.
Series 2015-2, Class A,
1.98% (A), 07/14/2034 (B)	276,000	274,850
Series 2015-2, Class C,
3.78% (A), 07/14/2034 (B)	100,000	97,572
Series 2015-2, Class D,
4.53% (A), 07/14/2034 (B)	100,000	96,795
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	246,616	63,210
RAIT Trust
Series 2014-FL3, Class A,
1.77% (A), 12/15/2031 (B)	64,338	63,613
Series 2015-FL4, Class A,
1.87% (A), 12/15/2031 (B)	172,284	172,185
Series 2015-FL5, Class B,
4.42% (A), 01/15/2031 (B)	295,000	295,000
RALI Trust
Series 2002-QS16, Class A3,
15.52% (A), 10/25/2017	2,133	2,216
Series 2003-QS3, Class A2,
15.34% (A), 02/25/2018	2,850	2,979
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	34,726	34,610
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (B)	160,000	165,996

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5,
4.00% (A), 05/26/2037 (B)	$ 17,691	$ 17,512
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.93% (A), 08/15/2032 (B)	117,540	116,147
Series 2015-CRE4, Class B,
3.53% (A), 08/15/2032 (B)	153,000	143,820
RFMSI Trust, Principal Only STRIPS
Series 2004-S6, Class 2A6,
06/25/2034	12,198	9,467
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.29% (A), 04/20/2033	213,535	200,484
Series 2004-11, Class A1,
1.13% (A), 12/20/2034	157,776	154,136
Series 2004-8, Class A1,
1.23% (A), 09/20/2034	358,659	340,216
Series 2004-9, Class A1,
1.21% (A), 10/20/2034	275,821	260,973
Springleaf Mortgage Loan Trust
Series 2013-1A, Class A,
1.27% (A), 06/25/2058 (B)	81,376	81,248
Series 2013-1A, Class M1,
2.31% (A), 06/25/2058 (B)	166,000	165,389
Series 2013-1A, Class M2,
3.14% (A), 06/25/2058 (B)	108,000	107,689
Series 2013-1A, Class M3,
3.79% (A), 06/25/2058 (B)	127,000	127,257
Series 2013-2A, Class A,
1.78% (A), 12/25/2065 (B)	228,657	227,617
Series 2013-2A, Class M1,
3.52% (A), 12/25/2065 (B)	125,000	125,549
Series 2013-3A, Class M1,
3.79% (A), 09/25/2057 (B)	153,000	152,832
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.05% (A), 02/25/2034	404,500	405,673
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.23% (A), 01/19/2034	414,987	399,516
Series 2004-AR1, Class 1A1,
1.23% (A), 03/19/2034	390,498	376,465
Series 2004-AR5, Class 1A1,
1.19% (A), 10/19/2034	62,857	59,938
Series 2005-AR5, Class A3,
0.78% (A), 07/19/2035	182,468	176,201
Structured Asset Securities Corp.
Series 2005-6, Class 4A1,
5.00%, 05/25/2035	8,868	8,972
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1,
4.75%, 09/25/2018	28,062	28,301
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	79,038	80,610
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
2.24% (A), 12/25/2044	128,448	126,954
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	231,000	244,816
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	140,142

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust (continued)
Series 2013-C6, Class A4,
3.24%, 04/10/2046	$ 286,000	$ 303,074
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.79% (A), 05/10/2063 (B)	998,706	53,298
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	544,235	569,510
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (B)	400,000	429,288
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.16% (A), 03/15/2045 (B)	809,218	2
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.81% (A), 10/25/2033	133,194	133,865
Series 2003-AR6, Class A1,
2.90% (A), 06/25/2033	47,259	47,009
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	68,787	71,008
Series 2003-S9, Class A8,
5.25%, 10/25/2033	76,730	79,768
Series 2004-AR3, Class A2,
2.78% (A), 06/25/2034	24,216	24,379
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	199,527	184,069
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
4.52% (A), 04/25/2035	649,536	88,380
Series 2005-3, Class CX,
5.50%, 05/25/2035	223,698	45,943
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
03/25/2033	8,483	7,170
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (A), 03/18/2028 (B)	400,000	410,058
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	800,000	825,512
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,136,012
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.89% (A), 06/25/2033	129,526	129,820
Series 2003-K, Class 1A1,
2.75% (A), 11/25/2033	17,701	17,725
Series 2004-EE, Class 3A1,
3.11% (A), 12/25/2034	122,247	126,066
Series 2004-I, Class 1A1,
2.93% (A), 07/25/2034	111,848	113,128
Series 2004-P, Class 2A1,
2.99% (A), 09/25/2034	140,814	145,002
Series 2004-V, Class 1A1,
3.05% (A), 10/25/2034	37,155	37,357
Series 2005-AR3, Class 1A1,
3.06% (A), 03/25/2035	494,141	504,171

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR8, Class 2A1,
3.00% (A), 06/25/2035	$ 32,277	$ 32,852

Total Mortgage-Backed Securities (Cost $28,046,522)		28,626,020

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (I)
City of Los Angeles Department of Airports, Revenue Bonds
Series C,
6.58%, 05/15/2039	65,000	89,552

Illinois - 0.0% (I)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	200,000	192,466

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	259,967
5.65%, 11/01/2040	155,000	204,894

		464,861

Ohio - 0.0% (I)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	118,307
4.80%, 06/01/2111	130,000	146,839

		265,146

Total Municipal Government Obligations (Cost $909,840)		1,012,025

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.3%
Federal Home Loan Banks
5.50%, 07/15/2036	150,000	217,422
Federal Home Loan Mortgage Corp.
1.07% (A), 07/15/2042 - 03/15/2044	2,392,488	2,390,104
2.57% (A), 12/01/2036	11,229	11,861
2.62% (A), 10/01/2036	66,788	70,818
2.63% (A), 01/01/2035	54,240	57,329
2.65% (A), 08/01/2036	83,109	87,361
2.66% (A), 10/01/2036	44,577	46,657
2.67% (A), 07/01/2036 - 11/01/2036	129,384	136,582
2.73% (A), 02/01/2036	154,921	163,846
2.76% (A), 05/01/2036	43,429	46,051
2.81% (A), 09/01/2034	62,815	66,334
2.84% (A), 03/01/2037	76,387	79,991
3.00%, 08/15/2042 - 01/15/2044	4,053,855	4,217,240
3.06% (A), 06/01/2036	178,386	188,908
3.08% (A), 02/01/2037	145,485	153,086
3.50%, 01/01/2032 - 06/01/2043	3,536,990	3,769,791
4.00%, 06/01/2042 - 01/01/2046	3,246,789	3,537,051
4.50%, 05/01/2041	413,284	455,390
5.00%, 10/01/2017 - 04/01/2018	37,677	38,703
5.50%, 06/01/2020 - 08/01/2038	70,630	78,304
6.00%, 02/01/2019 - 12/01/2034	239,291	266,628
6.50%, 12/01/2017 - 11/01/2036	60,054	68,120
7.00%, 01/01/2031	108,326	127,346
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.22% (A), 09/25/2022	1,030,753	1,031,397
2.27%, 01/25/2023	1,500,000	1,535,208
2.60%, 09/25/2020	142,000	146,718
2.62%, 01/25/2023	1,250,000	1,301,842

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.77%, 05/25/2025	$ 750,000	$ 786,638
3.08%, 01/25/2031	1,179,000	1,266,569
3.39%, 03/25/2024	857,000	943,119
3.49%, 01/25/2024	1,300,000	1,439,486
Federal Home Loan Mortgage Corp. REMIC
0.87% (A), 06/15/2043	1,375,481	1,377,301
0.89% (A), 07/15/2037	463,913	457,672
0.92% (A), 10/15/2041	531,676	531,274
0.96% (A), 02/15/2037	15,918	15,938
0.97% (A), 03/15/2039 - 08/15/2039	556,902	558,432
1.07% (A), 08/15/2037	774,262	777,018
1.20% (A), 11/15/2037	468,817	473,656
3.50%, 08/15/2039	2,542,817	2,679,901
4.00%, 12/15/2041	513,905	557,615
4.50%, 02/15/2020	23,203	23,797
5.00%, 12/15/2022 - 05/15/2041	906,599	1,025,646
5.50%, 03/15/2017 - 05/15/2038	869,652	969,790
5.50% (A), 05/15/2041	144,410	159,376
6.00%, 05/15/2027 - 09/15/2036	1,813,841	2,063,368
6.38%, 03/15/2032	136,133	158,630
6.40%, 11/15/2023	46,506	50,611
6.50%, 08/15/2031 - 07/15/2036	714,145	825,556
7.00%, 03/15/2024 - 05/15/2032	1,166,596	1,339,376
7.25%, 09/15/2030 - 12/15/2030	263,266	304,278
7.50%, 02/15/2023 - 08/15/2030	130,056	146,160
8.00%, 01/15/2030	221,998	256,906
8.50%, 09/15/2020	3,423	3,515
9.47% (A), 07/15/2032	70,240	89,259
12.24% (A), 07/15/2033	44,682	50,968
13.80% (A), 09/15/2033	12,182	16,026
15.75% (A), 02/15/2040	100,000	147,163
22.57% (A), 06/15/2034	71,970	100,137
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.96% (A), 01/15/2040	286,857	22,587
4.50%, 07/15/2037	86,308	3,007
5.48% (A), 11/15/2037 - 02/15/2039	182,105	28,784
5.68% (A), 06/15/2038	358,890	58,405
5.85% (A), 10/15/2037	677,409	137,681
5.90% (A), 11/15/2037	81,991	13,635
6.28% (A), 04/15/2038	58,656	9,325
6.58% (A), 07/15/2036	26,945	3,052
7.48% (A), 03/15/2032	43,750	10,915
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	487,964	456,962
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.69% (A), 10/25/2044	275,672	281,359
5.89% (A), 07/25/2032	187,502	213,812
6.50%, 02/25/2043	173,909	209,827
7.00%, 02/25/2043	54,395	65,483
7.50% (A), 08/25/2042	74,663	91,969
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	72,089	11,005
Federal National Mortgage Association
Zero Coupon, 06/01/2017	300,000	298,734
0.79% (A), 11/25/2046	231,148	231,657
0.85% (A), 01/01/2023	923,936	920,510
0.87% (A), 05/01/2024	1,367,000	1,370,737
0.88% (A), 09/25/2042	673,919	670,269
0.89% (A), 01/01/2023	693,425	692,420
0.93% (A), 07/01/2024	1,250,000	1,262,317
0.94% (A), 09/01/2024	1,000,000	1,004,563
0.97% (A), 11/01/2020	995,000	996,302

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.98% (A), 09/01/2024	$ 960,583	$ 963,799
1.02% (A), 08/25/2019	90,625	90,272
1.08% (A), 08/25/2042	683,607	682,063
1.40% (A), 11/25/2022	935,458	938,313
1.40%, 07/01/2017	1,000,000	1,000,634
1.94%, 07/01/2019	960,937	973,941
2.01%, 07/01/2019 - 06/01/2020	2,957,501	3,009,834
2.03%, 03/25/2019 - 08/01/2019	1,393,344	1,411,533
2.34%, 01/01/2023	951,652	983,594
2.38%, 12/01/2022	967,834	1,002,315
2.38%, 10/01/2026 (G)	1,000,000	1,021,222
2.39% (A), 01/25/2023	1,000,000	1,033,503
2.40%, 02/01/2023	1,000,000	1,036,561
2.46%, 02/01/2023	920,672	951,472
2.49%, 05/25/2026	1,000,000	1,028,662
2.51%, 06/01/2023	939,137	979,451
2.52%, 05/01/2023	1,000,000	1,044,997
2.57%, 08/01/2028	1,250,000	1,288,381
2.58%, 09/01/2028	2,500,000	2,562,841
2.59%, 09/01/2028	3,000,000	3,099,850
2.61% (A), 10/25/2021	1,000,000	1,045,662
2.65%, 08/01/2022	500,000	524,110
2.66%, 12/01/2022	1,000,000	1,065,372
2.67% (A), 01/01/2036	55,687	58,790
2.67%, 07/01/2022	1,500,000	1,569,513
2.70%, 07/25/2026 (G)	1,500,000	1,544,535
2.71%, 04/01/2023	1,360,841	1,435,785
2.75% (A), 01/01/2038	12,338	12,854
2.77%, 06/01/2023	889,029	938,701
2.86%, 06/01/2028	650,000	685,144
2.92%, 12/01/2024	1,000,000	1,061,760
2.93%, 06/01/2030	3,200,000	3,358,118
2.97%, 06/01/2030	1,321,000	1,392,610
3.00%, 01/01/2043	818,162	853,242
3.02%, 07/01/2023	2,750,000	2,950,703
3.02% (A), 08/25/2024	636,000	680,005
3.03%, 12/01/2021	457,349	486,103
3.09% (A), 04/25/2027	1,167,000	1,260,594
3.10%, 09/01/2025	1,000,000	1,076,781
3.12%, 01/01/2022 - 11/01/2026	1,500,000	1,596,904
3.24%, 10/01/2026 - 12/01/2026	1,968,519	2,145,069
3.29%, 08/01/2026	2,500,000	2,735,012
3.30%, 12/01/2026	1,000,000	1,092,900
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,186,795
3.35% (A), 03/25/2024	1,750,000	1,901,282
3.36%, 12/01/2027	1,088,175	1,197,287
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,151,202
3.42%, 05/01/2024	600,000	655,482
3.45%, 01/01/2024	1,000,000	1,097,323
3.50%, 08/01/2032 - 01/01/2044	9,223,482	9,835,090
3.50% (A), 01/25/2024	3,000,000	3,293,021
3.51% (A), 12/25/2023	1,776,000	1,951,158
3.59%, 10/01/2020	95,361	102,734
3.64%, 10/01/2020	1,315,440	1,415,462
3.65%, 04/25/2021	866,000	930,313
3.67%, 07/01/2023	2,000,000	2,219,963
3.73%, 06/25/2021	500,000	544,092
3.74%, 06/01/2018 - 07/01/2023	1,792,434	1,884,279
3.76%, 04/25/2021 - 12/01/2035	3,485,316	3,847,050
3.77%, 08/01/2021	668,708	729,865
3.86%, 07/01/2021	919,334	1,005,237
3.87%, 08/01/2021	927,329	1,015,904
3.92%, 08/01/2021	1,434,858	1,574,516
3.94%, 07/01/2021	500,000	550,373
3.97%, 06/01/2021 - 07/01/2021	931,959	1,022,539
3.98%, 08/01/2021	974,460	1,068,933
3.99%, 07/01/2021	456,779	501,523

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 07/01/2042 - 08/01/2044	$ 3,448,240	$ 3,734,741
4.02%, 08/01/2021	1,213,332	1,332,681
4.05%, 08/01/2021	792,610	873,186
4.06%, 07/01/2021 - 09/01/2021	1,456,812	1,605,578
4.16%, 03/01/2021	457,312	503,587
4.23%, 03/01/2020	862,774	931,284
4.24%, 06/01/2021	955,959	1,058,462
4.25%, 04/01/2021	500,000	554,232
4.26%, 06/01/2021	347,292	381,657
4.32%, 06/01/2021	744,953	827,147
4.38%, 04/01/2020	166,992	182,140
4.39%, 05/01/2021	240,464	267,100
4.45%, 07/01/2026	465,308	540,493
4.50%, 08/01/2018 - 03/01/2019	239,727	246,029
4.65%, 06/01/2021	930,259	1,043,366
5.00%, 05/11/2017 - 08/01/2040	914,987	970,149
5.50%, 03/01/2017 - 05/01/2036	422,237	461,997
5.90%, 10/01/2017	547,426	568,567
6.00%, 12/01/2032 - 11/01/2037	554,439	636,382
6.50%, 03/01/2017 - 10/01/2036	107,384	124,645
7.00%, 09/01/2017	866	874
8.00%, 11/01/2037	6,488	7,286
Federal National Mortgage Association REMIC
0.77% (A), 06/27/2036	76,303	74,497
0.83% (A), 08/25/2041	320,513	319,047
0.88% (A), 04/25/2035 - 08/25/2036	119,148	118,914
0.93% (A), 10/25/2042	671,243	671,700
1.03% (A), 05/25/2035 - 10/25/2042	1,574,298	1,566,978
3.00%, 01/25/2046	683,577	721,284
4.00%, 10/25/2025 - 04/25/2033	1,070,593	1,155,374
4.50%, 07/25/2029	1,000,000	1,147,690
5.00%, 09/25/2023 - 08/25/2040	1,607,680	1,833,843
5.50%, 04/25/2023 - 07/25/2038	2,415,791	2,671,559
5.62% (A), 12/25/2042	144,899	164,682
5.75%, 06/25/2033	280,790	320,588
6.00%, 11/25/2032 - 11/25/2039	671,499	760,497
6.24% (A), 10/25/2042 - 12/25/2042	106,824	123,705
6.50%, 02/25/2022 - 05/25/2044	683,691	796,304
6.77% (A), 08/25/2033	56,867	64,404
6.79% (A), 07/25/2023	155,835	170,618
7.00%, 03/25/2031 - 11/25/2041	1,383,117	1,637,130
8.00%, 05/25/2022	22,212	24,675
9.50%, 06/25/2018	4,354	4,479
10.00% (A), 03/25/2032	6,991	9,035
10.29% (A), 07/25/2035	116,446	139,870
11.62% (A), 09/25/2033	15,611	19,059
12.44% (A), 07/25/2033	33,063	41,960
12.95% (A), 03/25/2038	10,940	13,872
13.52% (A), 12/25/2032	9,361	11,541
14.44% (A), 11/25/2031	31,523	44,696
15.06% (A), 05/25/2034	38,338	50,593
16.06% (A), 07/25/2035	94,358	139,768
18.08% (A), 04/25/2034 - 05/25/2034	198,783	299,054
18.36% (A), 08/25/2032	27,224	31,623
21.26% (A), 06/25/2035	101,632	137,162
21.90% (A), 05/25/2034	16,017	24,159
22.64% (A), 03/25/2036	28,250	43,710
23.48% (A), 02/25/2032	8,131	13,973
24.10% (A), 10/25/2036	11,899	19,166
24.46% (A), 12/25/2036	18,919	29,358
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.94% (A), 08/25/2042	525,484	18,051
1.58% (A), 01/25/2038	80,806	5,785
1.86% (A), 04/25/2041	202,564	15,286
5.00%, 03/25/2023	30,630	1,001

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
5.32% (A), 09/25/2038	$ 219,664	$ 32,577
5.38% (A), 02/25/2038	159,241	26,436
5.57% (A), 06/25/2037	84,794	13,590
5.65% (A), 12/25/2039	32,976	5,000
5.67% (A), 03/25/2038	26,150	4,343
5.89% (A), 04/25/2040	48,241	6,532
5.97% (A), 06/25/2023	28,718	2,390
6.00% (A), 01/25/2041	442,662	105,132
6.01% (A), 09/25/2037	77,251	16,053
6.02% (A), 02/25/2039	55,377	11,661
6.05% (A), 06/25/2036	52,405	7,698
6.17% (A), 03/25/2036	871,132	189,244
6.50%, 05/25/2033	39,696	7,271
6.62% (A), 07/25/2037	142,023	33,039
7.00%, 06/25/2033	50,429	12,220
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	2,719,126	2,366,156
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	92,028	82,050
05/15/2030, MTN	400,000	282,181
Financing Corp., Principal Only STRIPS
11/30/2017 - 09/26/2019	3,700,000	3,635,705
FREMF Mortgage Trust
Series 2016-K722, Class B,
3.83% (A), 07/25/2049 (B)	420,000	420,476
Government National Mortgage Association
0.79% (A), 08/20/2060	240,781	240,707
0.83% (A), 12/20/2062	339,506	336,678
0.89% (A), 12/20/2060	912,136	906,923
0.90% (A), 03/20/2063	800,007	794,996
0.92% (A), 04/20/2060	418,298	417,538
0.94% (A), 11/20/2059 - 06/20/2065	926,030	920,658
0.96% (A), 01/20/2061 - 08/20/2065	4,138,787	4,115,646
0.97% (A), 02/20/2065	1,393,722	1,382,958
0.99% (A), 06/20/2064 - 12/20/2064	5,548,818	5,519,700
1.01% (A), 10/20/2062 - 09/20/2065	1,064,931	1,060,436
1.04% (A), 07/20/2062	217,780	217,184
1.07% (A), 09/20/2062	688,817	688,713
1.09% (A), 11/20/2065	12,684,061	12,667,453
1.11% (A), 05/20/2066	1,002,485	1,002,868
1.14% (A), 05/20/2061 - 03/20/2064	3,128,697	3,138,841
1.15% (A), 12/20/2065	529,300	530,423
1.19% (A), 05/20/2061	321,360	321,794
1.65%, 01/20/2063 - 02/20/2063	3,222,695	3,217,281
1.75%, 03/20/2063	922,065	927,532
3.50%, 11/20/2039 - 06/20/2046	1,993,267	2,125,186
4.75% (A), 10/20/2043	1,162,152	1,290,637
5.00%, 04/16/2023	1,000,000	1,039,097
5.49% (A), 01/20/2038	552,358	625,907
5.50%, 11/20/2020 - 09/20/2039	2,570,965	2,871,976
5.54% (A), 07/20/2040	387,129	438,959
5.86% (A), 12/20/2038	154,072	176,545
6.00%, 09/20/2038 - 08/20/2039	329,569	381,247
6.50%, 10/16/2024 - 06/20/2033	1,683,087	1,980,680
7.33%, 11/20/2030	20,340	24,658
8.00%, 06/20/2030	22,440	26,808
8.50%, 02/16/2030	193,455	228,503
9.00%, 05/16/2027	13,167	15,144
12.34% (A), 10/20/2037	37,762	50,202
15.16% (A), 06/17/2035	30,901	41,071
15.56% (A), 05/18/2034	3,042	3,823
18.21% (A), 04/16/2034	53,233	83,026
18.61% (A), 09/20/2037	17,219	24,341
21.41% (A), 04/20/2037	56,721	86,663
26.85% (A), 09/20/2034	31,272	53,035

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS
5.17% (A), 12/20/2038	$ 67,292	$ 10,015
5.30% (A), 02/20/2038	108,491	18,449
5.47% (A), 11/20/2037	100,147	15,522
5.50%, 10/16/2037	181,157	20,137
5.55% (A), 06/20/2039	75,918	11,898
5.57% (A), 10/20/2034 - 02/16/2039	166,509	26,522
5.67% (A), 03/20/2037 - 06/20/2038	209,380	40,654
5.74% (A), 04/20/2039	96,974	15,494
5.77% (A), 09/20/2035 - 03/20/2039	290,987	45,665
5.87% (A), 05/16/2038 - 06/16/2039	346,927	52,896
5.94% (A), 06/16/2037	102,280	19,010
5.97% (A), 03/16/2034	135,344	5,076
6.02% (A), 11/20/2037 - 12/20/2037	95,887	17,320
6.17% (A), 07/20/2036	27,779	1,208
6.22% (A), 07/20/2037	179,892	32,408
6.24% (A), 08/20/2037	128,840	18,892
6.28% (A), 04/16/2037	59,568	12,094
6.42% (A), 10/20/2032	6,530	30
6.50%, 03/20/2039	50,274	11,243
7.42% (A), 04/16/2032	99,331	21,165
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	287,699	267,722
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	8,275,000	7,916,431
Tennessee Valley Authority
4.25%, 09/15/2065	632,000	751,868
4.63%, 09/15/2060	22,000	27,884
5.25%, 09/15/2039	400,000	552,937
5.88%, 04/01/2036	150,000	217,625
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 01/15/2038	1,400,000	1,068,177
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	407,785	479,500

Total U.S. Government Agency Obligations (Cost $239,646,401)		247,527,220

U.S. GOVERNMENT OBLIGATIONS - 27.8%
U.S. Treasury Bond
3.50%, 02/15/2039	4,220,000	5,225,546
3.88%, 08/15/2040	1,020,000	1,330,582
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,927,444
4.38%, 02/15/2038 - 05/15/2040	8,775,000	12,238,431
4.50%, 05/15/2038	200,000	283,914
5.25%, 02/15/2029	130,000	180,756
5.38%, 02/15/2031	150,000	218,842
8.00%, 11/15/2021	1,000,000	1,337,852
8.50%, 02/15/2020	815,000	1,018,941
8.75%, 08/15/2020	2,100,000	2,715,644
U.S. Treasury Bond, Principal Only STRIPS
11/15/2016 - 02/15/2023 (J)	15,215,000	14,306,472
02/15/2017 - 08/15/2041	132,549,000	115,456,207
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	222,690	296,265
2.50%, 01/15/2029	112,091	142,295
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 01/15/2022	449,587	456,835
1.38%, 01/15/2020	337,209	358,059
U.S. Treasury Note
0.75%, 02/15/2019	1,000,000	998,086

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
0.88%, 07/31/2019	$ 70,000	$ 70,016
1.00%, 06/30/2019 - 11/30/2019	1,030,000	1,032,896
1.25%, 11/30/2018	740,000	746,822
1.38%, 04/30/2020	4,000,000	4,052,032
1.50%, 08/31/2018 - 01/31/2022	5,500,000	5,590,477
1.63%, 08/15/2022	500,000	509,023
1.75%, 10/31/2020 - 05/15/2023	6,650,000	6,819,298
2.00%, 11/30/2020 - 08/15/2025	16,350,000	16,950,658
2.13%, 08/31/2020 - 05/15/2025	7,650,000	7,982,209
2.25%, 07/31/2018 - 04/30/2021	835,000	864,808
2.38%, 08/15/2024	2,380,000	2,535,816
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,272,569
2.75%, 12/31/2017	50,000	51,254
3.13%, 10/31/2016 - 05/15/2019	1,450,000	1,513,585
3.25%, 12/31/2016	4,000,000	4,028,788
3.63%, 02/15/2020	700,000	761,250

Total U.S. Government Obligations (Cost $199,264,810)		213,273,672

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (L)	16,518,141	16,518,141

Total Securities Lending Collateral (Cost $16,518,141)		16,518,141

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (L), dated 09/30/2016, to be repurchased at $17,105,268 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $17,450,194.	$ 17,105,226	17,105,226

Total Repurchase Agreement (Cost $17,105,226)		17,105,226

Total Investments (Cost $755,823,193) (M)		786,515,665
Net Other Assets (Liabilities) - (2.7)%		(20,317,943)

Net Assets - 100.0%		$ 766,197,722

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$78,800,804	$170,776	$78,971,580
Corporate Debt Securities	—	175,079,897	—	175,079,897
Foreign Government Obligations	—	8,401,884	—	8,401,884
Mortgage-Backed Securities	—	28,626,020	—	28,626,020
Municipal Government Obligations	—	1,012,025	—	1,012,025
U.S. Government Agency Obligations	—	247,527,220	—	247,527,220
U.S. Government Obligations	—	213,273,672	—	213,273,672
Securities Lending Collateral	16,518,141	—	—	16,518,141
Repurchase Agreement	—	17,105,226	—	17,105,226

Total Investments	$16,518,141	$769,826,748	$170,776	$786,515,665

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$170,776	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $114,711,862, representing 15.0% of the Portfolio’s net assets.

(C)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $4,129,480, representing 0.5% of the Portfolio’s net assets.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $170,776, representing less than 0.1% of the Portfolio’s net assets.

(E)	Security is Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2016; the maturity dates disclosed are the ultimate maturity dates.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)

All or a portion of the securities are on loan. The total value of all securities on loan is $16,178,208. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Rates disclosed reflect the yields at September 30, 2016.
(M)

Aggregate cost for federal income tax purposes is $755,823,193. Aggregate gross unrealized appreciation and depreciation for all securities is $32,388,186 and $1,695,714, respectively. Net unrealized appreciation for tax purposes is $30,692,472.

(N)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 27	September 30, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.6%
General Dynamics Corp.	64,300	$ 9,976,788
L-3 Communications Holdings, Inc.	27,000	4,069,710
Northrop Grumman Corp.	29,000	6,204,550
Textron, Inc.	26,700	1,061,325
United Technologies Corp.	128,100	13,014,960

		34,327,333

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	18,700	2,045,032

Airlines - 0.7%
Delta Air Lines, Inc.	189,300	7,450,848
United Continental Holdings, Inc. (A)	132,700	6,962,769

		14,413,617

Auto Components - 0.3%
Delphi Automotive PLC, Class A	79,700	5,684,204
Johnson Controls International PLC	4,300	200,079

		5,884,283

Automobiles - 0.5%
Ford Motor Co.	100,500	1,213,035
General Motors Co.	280,400	8,908,308

		10,121,343

Banks - 4.8%
Bank of America Corp.	1,615,600	25,284,140
Citigroup, Inc.	597,700	28,229,371
Citizens Financial Group, Inc.	34,200	845,082
KeyCorp	482,300	5,869,591
Regions Financial Corp.	438,500	4,327,995
SVB Financial Group (A)	16,800	1,857,072
Wells Fargo & Co.	731,000	32,368,680
Zions Bancorporation	40,300	1,250,106

		100,032,037

Beverages - 3.5%
Boston Beer Co., Inc., Class A (A) (B)	5,900	916,034
Coca-Cola Co.	308,900	13,072,648
Constellation Brands, Inc., Class A	62,500	10,405,625
Dr. Pepper Snapple Group, Inc.	20,200	1,844,462
Molson Coors Brewing Co., Class B	137,400	15,086,520
PepsiCo, Inc.	282,400	30,716,648

		72,041,937

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (A)	57,100	6,997,034
Amgen, Inc.	13,100	2,185,211
Biogen, Inc. (A)	52,200	16,340,166
BioMarin Pharmaceutical, Inc. (A)	11,200	1,036,224
Celgene Corp. (A)	148,100	15,480,893
Gilead Sciences, Inc.	242,700	19,202,424
Vertex Pharmaceuticals, Inc. (A)	62,500	5,450,625

		66,692,577

Building Products - 0.4%
Allegion PLC	69,000	4,754,790
Masco Corp.	115,500	3,962,805

		8,717,595

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 3.4%
Bank of New York Mellon Corp.	125,700	$ 5,012,916
BlackRock, Inc., Class A	35,200	12,758,592
Charles Schwab Corp.	420,300	13,268,871
Goldman Sachs Group, Inc.	30,000	4,838,100
Intercontinental Exchange, Inc.	30,800	8,296,288
Morgan Stanley	503,000	16,126,180
State Street Corp.	118,700	8,265,081
TD Ameritrade Holding Corp.	46,700	1,645,708

		70,211,736

Chemicals - 2.0%
Dow Chemical Co.	170,800	8,852,564
E.I. du Pont de Nemours & Co.	184,400	12,349,268
Eastman Chemical Co.	152,300	10,307,664
Monsanto Co.	29,100	2,974,020
Mosaic Co.	293,200	7,171,672

		41,655,188

Communications Equipment - 0.5%
Cisco Systems, Inc.	331,800	10,524,696

Construction & Engineering - 0.2%
Fluor Corp.	72,900	3,741,228

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	13,300	2,382,163

Consumer Finance - 0.9%
American Express Co.	63,300	4,053,732
Capital One Financial Corp.	123,200	8,849,456
Discover Financial Services	87,100	4,925,505

		17,828,693

Containers & Packaging - 0.6%
Crown Holdings, Inc. (A)	118,600	6,770,874
Sealed Air Corp., Class A	22,100	1,012,622
WestRock Co.	83,900	4,067,472

		11,850,968

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B (A)	193,300	27,926,051

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	636,700	25,856,387
Verizon Communications, Inc.	176,500	9,174,470

		35,030,857

Electric Utilities - 2.0%
Edison International	132,400	9,565,900
Exelon Corp.	44,200	1,471,418
NextEra Energy, Inc.	137,100	16,770,072
PG&E Corp.	76,800	4,697,856
Xcel Energy, Inc.	210,100	8,643,514

		41,148,760

Electrical Equipment - 0.7%
Eaton Corp. PLC	192,900	12,675,459
Emerson Electric Co.	23,100	1,259,181

		13,934,640

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity, Ltd.	192,400	12,386,712

Energy Equipment & Services - 0.7%
Halliburton Co.	86,000	3,859,680

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	27,100	$ 995,654
Schlumberger, Ltd.	112,300	8,831,272

		13,686,606

Equity Real Estate Investment Trusts - 2.6%
American Tower Corp., Class A	19,400	2,198,602
Apartment Investment & Management Co., Class A	45,500	2,088,905
AvalonBay Communities, Inc.	45,800	8,145,072
Equinix, Inc.	15,100	5,439,775
Essex Property Trust, Inc.	4,900	1,091,230
Extra Space Storage, Inc.	12,900	1,024,389
HCP, Inc.	113,300	4,299,735
Kimco Realty Corp.	169,300	4,901,235
LaSalle Hotel Properties (B)	93,200	2,224,684
Liberty Property Trust, Series C	56,200	2,267,670
Macerich Co., Class A	5,900	477,133
Prologis, Inc., Class A	69,800	3,737,092
Public Storage	9,900	2,209,086
Regency Centers Corp.	24,100	1,867,509
Simon Property Group, Inc.	38,800	8,031,988
SL Green Realty Corp. (B)	29,000	3,134,900
STORE Capital Corp.	53,700	1,582,539

		54,721,544

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	82,000	12,505,820
Kroger Co.	274,500	8,147,160
Wal-Mart Stores, Inc.	2,800	201,936
Walgreens Boots Alliance, Inc.	157,000	12,657,340

		33,512,256

Food Products - 1.2%
Archer-Daniels-Midland Co.	38,800	1,636,196
Hershey Co.	40,500	3,871,800
J.M. Smucker, Co.	6,100	826,794
Mondelez International, Inc., Class A	421,000	18,481,900

		24,816,690

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	372,000	15,731,880
Becton Dickinson and Co.	11,900	2,138,787
Boston Scientific Corp. (A)	567,400	13,504,120
Danaher Corp.	45,200	3,543,228
Stryker Corp.	19,700	2,293,277

		37,211,292

Health Care Providers & Services - 2.8%
Aetna, Inc.	104,600	12,076,070
Anthem, Inc.	12,700	1,591,437
Cigna Corp.	28,800	3,753,216
HCA Holdings, Inc. (A)	15,100	1,142,013
Humana, Inc., Class A	43,100	7,623,959
Laboratory Corp. of America Holdings (A)	10,600	1,457,288
McKesson Corp.	27,600	4,602,300
Quest Diagnostics, Inc.	19,400	1,641,822
UnitedHealth Group, Inc.	176,600	24,724,000

		58,612,105

Hotels, Restaurants & Leisure - 1.3%
Royal Caribbean Cruises, Ltd., Class A	102,100	7,652,395
Starbucks Corp.	234,900	12,717,486
Yum! Brands, Inc.	80,000	7,264,800

		27,634,681

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.7%
D.R. Horton, Inc.	112,000	$ 3,382,400
Harman International Industries, Inc.	29,300	2,474,385
Mohawk Industries, Inc. (A)	11,000	2,203,740
Newell Brands, Inc.	24,700	1,300,702
PulteGroup, Inc.	168,600	3,378,744
Toll Brothers, Inc. (A)	72,100	2,152,906

		14,892,877

Household Products - 2.0%
Kimberly-Clark Corp.	137,100	17,293,794
Procter & Gamble Co.	269,200	24,160,700

		41,454,494

Industrial Conglomerates - 2.3%
3M Co.	5,300	934,019
General Electric Co.	865,700	25,642,034
Honeywell International, Inc.	186,500	21,744,035

		48,320,088

Insurance - 2.7%
American International Group, Inc.	176,500	10,473,510
Arthur J. Gallagher & Co.	89,000	4,527,430
Chubb, Ltd.	118,200	14,851,830
Everest RE Group, Ltd.	17,400	3,305,478
Hartford Financial Services Group, Inc.	44,300	1,896,926
MetLife, Inc.	404,400	17,967,492
XL Group, Ltd.	118,300	3,978,429

		57,001,095

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (A)	46,600	39,018,646

Internet Software & Services - 5.1%
Alphabet, Inc., Class A (A)	40,300	32,403,618
Alphabet, Inc., Class C (A)	41,200	32,024,348
Facebook, Inc., Class A (A)	322,700	41,392,729

		105,820,695

IT Services - 3.7%
Accenture PLC, Class A	237,500	29,015,375
Automatic Data Processing, Inc.	12,800	1,128,960
Cognizant Technology Solutions Corp., Class A (A)	131,100	6,254,781
Fidelity National Information Services, Inc.	136,400	10,506,892
MasterCard, Inc., Class A	20,200	2,055,754
PayPal Holdings, Inc. (A)	52,300	2,142,731
Vantiv, Inc., Class A (A)	28,400	1,598,068
Visa, Inc., Class A	248,500	20,550,950
WEX, Inc. (A)	31,900	3,448,071

		76,701,582

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	35,200	1,657,568
Illumina, Inc. (A)	34,300	6,230,938
Thermo Fisher Scientific, Inc.	49,000	7,793,940

		15,682,446

Machinery - 2.1%
Cummins, Inc.	51,300	6,574,095
Deere & Co.	19,200	1,638,720
Fortive Corp.	16,700	850,030
Ingersoll-Rand PLC	43,900	2,982,566
PACCAR, Inc.	199,600	11,732,488
Parker-Hannifin Corp.	18,700	2,347,411

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Pentair PLC	19,400	$ 1,246,256
Snap-on, Inc.	39,900	6,063,204
Stanley Black & Decker, Inc.	84,000	10,330,320

		43,765,090

Media - 4.2%
Charter Communications, Inc., Class A (A)	55,000	14,848,350
Comcast Corp., Class A	378,300	25,096,422
DISH Network Corp., Class A (A)	90,800	4,974,024
Sirius XM Holdings, Inc. (A) (B)	499,500	2,082,915
Time Warner, Inc.	291,800	23,230,198
Twenty-First Century Fox, Inc., Class A	733,900	17,775,058

		88,006,967

Metals & Mining - 0.1%
Newmont Mining Corp.	53,700	2,109,873
U.S. Steel Corp. (B)	20,000	377,200

		2,487,073

Multi-Utilities - 1.2%
CMS Energy Corp.	164,400	6,906,444
Public Service Enterprise Group, Inc.	193,000	8,080,910
Sempra Energy	74,100	7,942,779
WEC Energy Group, Inc.	33,600	2,011,968

		24,942,101

Multiline Retail - 0.3%
Dollar General Corp.	99,600	6,971,004

Oil, Gas & Consumable Fuels - 6.5%
Cabot Oil & Gas Corp.	154,600	3,988,680
Chevron Corp.	179,400	18,463,848
Concho Resources, Inc. (A)	27,300	3,749,655
ConocoPhillips	157,100	6,829,137
Diamondback Energy, Inc. (A)	49,100	4,740,114
EOG Resources, Inc.	122,500	11,846,975
EQT Corp.	90,000	6,535,800
Exxon Mobil Corp.	457,800	39,956,784
Kinder Morgan, Inc.	144,400	3,339,972
Marathon Petroleum Corp.	90,500	3,673,395
Occidental Petroleum Corp.	170,700	12,447,444
Pioneer Natural Resources Co.	74,200	13,775,230
Valero Energy Corp.	102,600	5,437,800

		134,784,834

Pharmaceuticals - 6.1%
Allergan PLC (A)	73,300	16,881,723
Bristol-Myers Squibb Co.	394,600	21,276,832
Eli Lilly & Co.	245,300	19,687,778
Johnson & Johnson	181,400	21,428,782
Merck & Co., Inc.	150,800	9,411,428
Mylan NV (A)	41,900	1,597,228
Pfizer, Inc.	1,050,700	35,587,209

		125,870,980

Road & Rail - 1.5%
Canadian Pacific Railway, Ltd.	58,000	8,856,600
Union Pacific Corp.	233,500	22,773,255

		31,629,855

Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc., Class A	136,400	8,790,980
Broadcom, Ltd.	145,000	25,015,400
KLA-Tencor Corp.	22,600	1,575,446
Lam Research Corp.	168,600	15,968,106

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV (A)	78,000	$ 7,956,780
Texas Instruments, Inc.	217,800	15,285,204

		74,591,916

Software - 4.4%
Adobe Systems, Inc. (A)	201,900	21,914,226
Microsoft Corp.	1,130,300	65,105,280
Oracle Corp.	75,300	2,957,784
Workday, Inc., Class A (A) (B)	13,300	1,219,477

		91,196,767

Specialty Retail - 3.6%
AutoNation, Inc. (A)	6,900	336,099
Best Buy Co., Inc.	118,800	4,535,784
Home Depot, Inc.	187,400	24,114,632
Lowe’s Cos., Inc.	250,300	18,074,163
O’Reilly Automotive, Inc. (A)	32,200	9,019,542
Ross Stores, Inc.	45,800	2,944,940
Signet Jewelers, Ltd.	5,100	380,103
Tiffany & Co. (B)	12,100	878,823
TJX Cos., Inc.	200,800	15,015,824

		75,299,910

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	623,900	70,531,895
Hewlett Packard Enterprise Co.	49,800	1,132,950
HP, Inc.	578,000	8,976,340

		80,641,185

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	36,800	1,937,520
PVH Corp.	9,700	1,071,850
Ralph Lauren Corp., Class A	11,800	1,193,452
VF Corp.	55,200	3,093,960

		7,296,782

Tobacco - 1.1%
Philip Morris International, Inc.	118,199	11,491,307
Reynolds American, Inc., Class A	255,900	12,065,685

		23,556,992

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	73,100	3,415,232

Total Common Stocks (Cost $2,007,917,684)		2,066,441,231

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (C)
U.S. Treasury Bill
0.49% (D), 03/30/2017 (E)	$ 485,000	483,954

Total Short-Term U.S. Government Obligation (Cost $483,835)		483,954

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (D)	5,606,808	5,606,808

Total Securities Lending Collateral (Cost $5,606,808)		5,606,808

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 10.6%

State Street Bank & Trust Co. 0.03% (D), dated 09/30/2016, to be repurchased at $221,011,512 on 10/03/2016. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 1.00% - 1.88%, due 08/15/2018 - 02/28/2019, and with a total value of $225,435,539.

$ 221,010,960	$ 221,010,960

Total Repurchase Agreement (Cost $221,010,960)	221,010,960

Total Investments (Cost $2,235,019,287) (F)	2,293,542,953
Net Other Assets (Liabilities) - (10.3)%	(213,882,247)

Net Assets - 100.0%	$ 2,079,660,706

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	109	12/16/2016	$148,855	$—

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,066,441,231	$—	$—	$2,066,441,231
Short-Term U.S. Government Obligation	—	483,954	—	483,954
Securities Lending Collateral	5,606,808	—	—	5,606,808
Repurchase Agreement	—	221,010,960	—	221,010,960

Total Investments	$2,072,048,039	$221,494,914	$—	$2,293,542,953

Other Financial Instruments
Futures Contracts (H)	$148,855	$—	$—	$148,855

Total Other Financial Instruments	$148,855	$—	$—	$148,855

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,392,034. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2016.
(E)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $483,954.

(F)

Aggregate cost for federal income tax purposes is $2,235,019,287. Aggregate gross unrealized appreciation and depreciation for all securities is $82,580,914 and $24,057,248, respectively. Net unrealized appreciation for tax purposes is $58,523,666.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Auto Components - 0.6%
BorgWarner, Inc.	84,641	$ 2,977,670

Banks - 6.9%
Citizens Financial Group, Inc.	148,161	3,661,058
Fifth Third Bancorp	300,030	6,138,614
First Republic Bank, Class A	50,108	3,863,828
Huntington Bancshares, Inc., Class A	218,434	2,153,759
Investors Bancorp, Inc.	76,120	914,201
M&T Bank Corp.	58,968	6,846,185
SunTrust Banks, Inc.	143,716	6,294,761
Zions Bancorporation	46,915	1,455,303

		31,327,709

Beverages - 2.1%
Constellation Brands, Inc., Class A	24,907	4,146,767
Dr. Pepper Snapple Group, Inc.	59,510	5,433,858

		9,580,625

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	73,783	4,286,792

Capital Markets - 4.4%
Ameriprise Financial, Inc.	26,355	2,629,438
Invesco, Ltd.	146,745	4,588,716
Legg Mason, Inc.	33,671	1,127,305
Northern Trust Corp.	57,621	3,917,652
Raymond James Financial, Inc.	63,279	3,683,471
T. Rowe Price Group, Inc.	65,463	4,353,289

		20,299,871

Chemicals - 0.6%
Sherwin-Williams Co.	10,570	2,924,296

Communications Equipment - 0.8%
CommScope Holding Co., Inc. (A)	116,103	3,495,861

Consumer Finance - 0.7%
Ally Financial, Inc.	161,700	3,148,299

Containers & Packaging - 3.7%
Ball Corp.	63,031	5,165,390
Silgan Holdings, Inc.	93,418	4,726,017
WestRock Co.	143,242	6,944,372

		16,835,779

Distributors - 0.9%
Genuine Parts Co.	43,020	4,321,359

Electric Utilities - 3.5%
Edison International	81,555	5,892,349
Westar Energy, Inc., Class A	73,002	4,142,863
Xcel Energy, Inc.	149,304	6,142,367

		16,177,579

Electrical Equipment - 2.9%
AMETEK, Inc., Class A	99,152	4,737,483
Hubbell, Inc., Class B	46,103	4,967,137
Regal Beloit Corp.	56,371	3,353,511

		13,058,131

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corp., Class A	81,854	$ 5,313,962
Arrow Electronics, Inc. (A)	96,870	6,196,774
CDW Corp.	77,258	3,533,008
Keysight Technologies, Inc. (A)	121,205	3,840,986

		18,884,730

Equity Real Estate Investment Trusts - 9.7%
American Campus Communities, Inc.	47,595	2,421,158
American Homes 4 Rent, Class A (B)	91,393	1,977,745
AvalonBay Communities, Inc.	24,811	4,412,388
Boston Properties, Inc.	32,470	4,425,336
Brixmor Property Group, Inc.	143,279	3,981,723
Essex Property Trust, Inc.	10,700	2,382,890
General Growth Properties, Inc.	59,266	1,635,742
HCP, Inc.	29,207	1,108,406
Kimco Realty Corp.	146,238	4,233,590
Outfront Media, Inc.	115,086	2,721,784
Rayonier, Inc.	108,424	2,877,573
Regency Centers Corp.	35,748	2,770,112
Vornado Realty Trust, Class A	48,344	4,892,896
Weyerhaeuser Co.	97,337	3,108,944
WP Carey, Inc.	19,900	1,284,147

		44,234,434

Food & Staples Retailing - 1.4%
Kroger Co.	176,295	5,232,436
Rite Aid Corp. (A)	173,593	1,334,930

		6,567,366

Food Products - 0.7%
TreeHouse Foods, Inc. (A) (B)	35,660	3,109,195

Gas Utilities - 1.0%
National Fuel Gas Co.	81,522	4,407,895

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp., Class A	60,933	4,922,168
Cigna Corp.	28,847	3,759,341
Henry Schein, Inc. (A)	23,549	3,838,016
Humana, Inc., Class A	25,293	4,474,079
Universal Health Services, Inc., Class B	29,320	3,612,810

		20,606,414

Hotels, Restaurants & Leisure - 1.5%
Hilton Worldwide Holdings, Inc.	219,780	5,039,556
Marriott International, Inc., Class A	28,752	1,935,872

		6,975,428

Household Durables - 3.4%
Mohawk Industries, Inc. (A)	42,805	8,575,554
Newell Brands, Inc.	129,556	6,822,419

		15,397,973

Household Products - 0.5%
Energizer Holdings, Inc.	43,032	2,149,879

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	49,788	5,106,755

Insurance - 8.1%
Alleghany Corp. (A)	4,604	2,417,192
Chubb, Ltd.	17,818	2,238,832
Hartford Financial Services Group, Inc.	125,047	5,354,513
Loews Corp.	188,768	7,767,803
Marsh & McLennan Cos., Inc.	93,961	6,318,877

The notes are an integral part of this report.

Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	64,853	$ 2,042,869
Unum Group	128,228	4,527,731
WR Berkley Corp.	30,659	1,770,864
XL Group, Ltd.	141,810	4,769,070

		37,207,751

Internet & Direct Marketing Retail - 1.4%
Expedia, Inc.	53,847	6,285,022

Internet Software & Services - 0.4%
Match Group, Inc. (A) (B)	95,070	1,691,295

IT Services - 1.2%
Jack Henry & Associates, Inc.	65,607	5,612,679

Machinery - 2.8%
IDEX Corp.	55,787	5,219,990
Rexnord Corp. (A)	137,132	2,935,996
Snap-on, Inc.	30,826	4,684,319

		12,840,305

Media - 2.4%
CBS Corp., Class B	58,482	3,201,305
DISH Network Corp., Class A (A)	85,321	4,673,884
TEGNA, Inc.	114,203	2,496,478
Time, Inc.	43,865	635,165

		11,006,832

Multi-Utilities - 4.8%
CenterPoint Energy, Inc.	249,642	5,799,184
CMS Energy Corp.	133,630	5,613,796
Sempra Energy	52,045	5,578,704
WEC Energy Group, Inc.	85,373	5,112,135

		22,103,819

Multiline Retail - 2.2%
Kohl’s Corp.	133,646	5,847,012
Nordstrom, Inc. (B)	84,485	4,383,082

		10,230,094

Oil, Gas & Consumable Fuels - 5.7%
Energen Corp.	179,096	10,337,421
EQT Corp.	129,981	9,439,220
PBF Energy, Inc., Class A (B)	153,545	3,476,259
Southwestern Energy Co. (A)	189,755	2,626,209

		25,879,109

Personal Products - 1.6%
Coty, Inc., Class A (A) (B) (C)	132,227	3,107,334
Edgewell Personal Care Co. (A)	51,053	4,059,735

		7,167,069

Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc., Class A	43,920	2,830,644
KLA-Tencor Corp.	44,599	3,108,996

		5,939,640

Software - 1.6%
Synopsys, Inc. (A)	119,901	7,116,124

Specialty Retail - 4.4%
AutoZone, Inc. (A)	5,676	4,361,098
Bed Bath & Beyond, Inc.	88,459	3,813,467
Best Buy Co., Inc.	84,687	3,233,350

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Gap, Inc., Class A (B)	170,468	$ 3,791,208
Tiffany & Co. (B)	65,304	4,743,030

		19,942,153

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	43,531	4,810,176
VF Corp.	32,002	1,793,712

		6,603,888

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc., Class A	65,520	4,809,823

Total Common Stocks (Cost $384,583,783)		440,309,643

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (D)	11,810,937	11,810,937

Total Securities Lending Collateral (Cost $11,810,937)		11,810,937

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (D), dated 09/30/2016, to be repurchased at $18,120,940 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $18,485,588.	$ 18,120,895	18,120,895

Total Repurchase Agreement (Cost $18,120,895)		18,120,895

Total Investments (Cost $414,515,615) (E)		470,241,475
Net Other Assets (Liabilities) - (2.9)%		(13,318,491)

Net Assets - 100.0%		$ 456,922,984

The notes are an integral part of this report.

Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$440,309,643	$—	$—	$440,309,643
Securities Lending Collateral	11,810,937	—	—	11,810,937
Repurchase Agreement	—	18,120,895	—	18,120,895

Total Investments	$452,120,580	$18,120,895	$—	$470,241,475

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,544,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2016.
(D)	Rates disclosed reflect the yields at September 30, 2016.
(E)

Aggregate cost for federal income tax purposes is $414,515,615. Aggregate gross unrealized appreciation and depreciation for all securities is $68,160,094 and $12,434,234, respectively. Net unrealized appreciation for tax purposes is $55,725,860.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report.

Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.4%
Cayman Islands - 0.0% (A)
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.53% (B), 10/15/2021 (C) (D) (E) (F) (G)	$ 210,965	$ 170,776

Ireland - 0.1%
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.47% (B), 10/15/2018 (D) (G)	744,000	736,687

United States - 8.3%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1.32% (B), 08/25/2035 (D)	302,443	291,546
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.33% (B), 12/27/2022 (D)	126,258	126,333
Series 2013-1A, Class A,
1.33% (B), 12/26/2044 (D)	245,360	241,761
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
0.85% (B), 12/25/2035	471,992	456,848
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
2.33% (B), 10/25/2032	549,505	535,608
Series 2003-HE1, Class M1,
1.50% (B), 11/25/2033	890,709	841,341
Series 2004-HE4, Class M2,
1.50% (B), 12/25/2034	522,577	513,087
Ally Auto Receivables Trust
Series 2013-2, Class A3,
0.79%, 01/15/2018	17,063	17,053
Series 2013-2, Class A4,
1.24%, 11/15/2018	120,000	120,183
Series 2014-SN2, Class A3,
1.03%, 09/20/2017	71,947	71,965
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	138,711	138,720
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	400,000	401,715
American Credit Acceptance Receivables Trust
Series 2014-2, Class B,
2.26%, 03/10/2020 (D)	40,287	40,321
Series 2015-1, Class A,
1.43%, 08/12/2019 (D)	60,656	60,678
Series 2015-2, Class A,
1.57%, 06/12/2019 (D)	117,902	118,022
Series 2016-3, Class A,
1.70%, 11/12/2020 (D)	310,136	310,764
Series 2016-3, Class C,
4.26%, 08/12/2022 (D)	289,000	290,852
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (D)	150,000	165,242
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (D)	175,000	197,016
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (D)	243,550	259,286
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (D)	292,500	310,061

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust (continued)
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (D)	$ 700,000	$ 773,481
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (D)	400,000	436,969
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (D)	225,000	224,501
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (D)	450,000	468,727
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3,
0.90%, 09/10/2018	23,357	23,357
Series 2014-1, Class A3,
0.90%, 02/08/2019	297,898	297,413
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M1,
1.57% (B), 12/25/2033	987,208	924,748
Series 2003-10, Class M2,
3.07% (B), 12/25/2033	621,866	602,711
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (D) (G)	1,000,000	1,000,000
Argent Securities, Inc.
Series 2004-W4, Class A,
1.04% (B), 03/25/2034	540,629	506,583
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
3.10% (B), 01/25/2034	492,529	480,983
Series 2003-W9, Class M3B,
3.64% (B), 01/25/2034	820,939	783,967
Series 2004-W2, Class M1,
1.36% (B), 04/25/2034	631,122	601,076
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (B), 05/25/2055 (D)	514,492	513,688
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1.50% (B), 11/25/2033	980,485	938,896
Series 2003-HE6, Class M2,
3.00% (B), 11/25/2033	792,217	748,352
Series 2003-HE6, Class M3,
3.53% (B), 11/25/2033	781,654	726,190
Series 2004-HE1, Class M1,
1.57% (B), 01/15/2034	623,863	605,004
Series 2004-HE3, Class M2,
2.21% (B), 06/25/2034	1,030,759	933,238
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (D)	205,093	205,496
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (D)	213,130	213,222
Series 2015-2, Class A,
3.34%, 11/15/2048 (D)	790,133	811,025
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (D) (G)	113,673	112,015
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (D)	364,160	363,020

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (D)	$ 493,000	$ 493,078
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
2.32% (B), 06/25/2034	466,331	453,639
Series 2004-HE6, Class M2,
2.40% (B), 08/25/2034	680,926	649,854
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
2.33% (B), 03/25/2043	1,029,744	968,414
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (D)	114,427	114,317
BMW Vehicle Owner Trust
Series 2013-A, Class A3,
0.67%, 11/27/2017	9,261	9,253
Series 2014-A, Class A3,
0.97%, 11/26/2018	143,049	143,063
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (D)	40,812	40,673
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1,
1.63%, 02/18/2020 (D)	100,000	100,132
California Republic Auto Receivables Trust
Series 2014-3, Class A3,
1.09%, 11/15/2018	127,546	127,572
CAM Mortgage LLC
Series 2015-1, Class A,
3.50% (B), 07/15/2064 (D)	93,680	93,678
Capital Auto Receivables Asset Trust
Series 2013-4, Class A3,
1.09%, 03/20/2018	50,868	50,851
Series 2016-2, Class A2A,
1.32%, 01/22/2019	328,000	328,224
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (D)	11,022	11,022
Series 2014-1A, Class B,
2.72%, 04/15/2020 (D)	125,000	125,782
Series 2014-2A, Class A,
1.44%, 11/16/2020 (D)	137,185	137,018
Series 2015-1A, Class A,
1.75%, 06/15/2021 (D)	175,413	175,754
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	33,613	33,601
Series 2013-4, Class A4,
1.28%, 05/15/2019	83,000	83,161
Series 2014-2, Class A3,
0.98%, 01/15/2019	221,533	221,420
CarNow Auto Receivables Trust
Series 2015-1A, Class A,
1.69%, 01/15/2020 (D)	125,510	125,621
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1.13% (B), 01/25/2034	1,712,176	1,582,230
Chase Funding Trust
Series 2003-2, Class 2A2,
1.08% (B), 02/25/2033	258,024	224,640
Series 2003-5, Class 2A2,
1.13% (B), 07/25/2033	576,894	532,021

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3,
0.83%, 09/17/2018 (D)	$ 14,556	$ 14,555
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (D)	113,044	112,945
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (D)	426,003	432,498
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (D)	650,000	681,655
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (D)	322,262	327,578
Concord Funding Co. LLC
Series 2012-2, Class A,
3.15%, 01/15/2017 (D)	400,000	400,250
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (D)	52,093	52,173
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.34% (B), 06/25/2040 (D)	438,920	49,519
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1.47% (B), 01/25/2035	547,000	503,703
CPS Auto Receivables Trust
Series 2012-B, Class A,
2.52%, 09/16/2019 (D)	30,337	30,497
Series 2013-A, Class A,
1.31%, 06/15/2020 (D)	37,976	37,806
Series 2013-C, Class A,
1.64%, 04/16/2018 (D)	7,212	7,214
Series 2013-D, Class A,
1.54%, 07/16/2018 (D)	43,686	43,705
Series 2014-A, Class A,
1.21%, 08/15/2018 (D)	35,909	35,915
Series 2014-C, Class A,
1.31%, 02/15/2019 (D)	130,837	130,765
Series 2014-C, Class C,
3.77%, 08/17/2020 (D)	100,000	100,369
Series 2014-D, Class A,
1.49%, 04/15/2019 (D)	222,255	222,461
Series 2014-D, Class C,
4.35%, 11/16/2020 (D)	100,000	101,291
Series 2015-A, Class A,
1.53%, 07/15/2019 (D)	219,787	219,857
Series 2015-A, Class C,
4.00%, 02/16/2021 (D)	100,000	100,554
Series 2015-B, Class A,
1.65%, 11/15/2019 (D)	334,634	334,819
Series 2016-A, Class A,
2.25%, 10/15/2019 (D)	309,600	311,096
Series 2016-A, Class B,
3.34%, 05/15/2020 (D)	591,457	604,717
Series 2016-B, Class A,
2.07%, 11/15/2019 (D)	233,311	233,804
Series 2016-C, Class C,
3.27%, 06/15/2022 (D)	560,000	557,904
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (D)	15,984	16,005
Series 2012-D, Class A,
1.48%, 03/16/2020 (D)	14,898	14,899
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (D)	250,674	250,681
Series 2014-2A, Class A,
1.88%, 03/15/2022 (D)	1,000,000	1,001,927

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2015-2A, Class A,
2.40%, 02/15/2023 (D)	$ 524,000	$ 527,934
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1.57% (B), 12/25/2033	1,030,054	953,274
Series 2004-CB2, Class M1,
1.31% (B), 07/25/2033	1,049,465	966,783
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
2.43% (B), 08/25/2034	417,233	394,358
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (D)	294,000	302,008
Series 2015-BA, Class B,
2.12%, 06/17/2019 (D)	323,441	323,876
Series 2015-BA, Class D,
3.84%, 07/15/2021 (D)	400,000	405,621
Series 2015-DA, Class D,
4.59%, 01/17/2023 (D)	286,000	296,043
Series 2016-BA, Class B,
2.56%, 06/15/2020 (D)	159,000	160,449
DT Auto Owner Trust
Series 2016-1A, Class A,
2.00%, 09/16/2019 (D)	310,561	311,361
Series 2016-2A, Class A,
1.73%, 08/15/2019 (D)	397,226	397,900
Series 2016-3A, Class A,
1.75%, 11/15/2019 (D)	834,849	836,560
Series 2016-3A, Class B,
2.65%, 07/15/2020 (D)	550,000	555,662
Series 2016-4A, Class B,
2.02%, 08/17/2020 (D) (H)	178,000	177,990
Series 2016-4A, Class D,
3.77%, 10/17/2022 (D) (H)	309,600	309,542
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (D)	65,000	65,699
Series 2014-3A, Class A,
1.32%, 01/15/2019 (D)	93,970	93,849
Series 2015-2A, Class A,
1.54%, 11/15/2019 (D)	165,690	165,500
Series 2016-1A, Class A,
2.35%, 07/15/2020 (D)	197,743	198,282
Series 2016-1A, Class C,
5.52%, 10/15/2021 (D)	445,000	467,710
Series 2016-2A, Class A,
2.21%, 07/15/2020 (D)	560,374	561,223
Fifth Third Auto Trust
Series 2014-3, Class A3,
0.96%, 03/15/2019	104,758	104,753
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
0.73% (B), 02/25/2036	306,127	296,502
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (D)	78,686	78,699
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (D)	320,160	320,616
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (D)	78,199	78,174
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (D)	195,881	195,914

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
First Investors Auto Owner Trust (continued)
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (D)	$ 267,409	$ 268,294
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (D)	379,000	379,159
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (D)	888,155	893,524
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (D)	240,000	241,831
Flagship Credit Auto Trust
Series 2013-2, Class A,
1.94%, 01/15/2019 (D)	27,590	27,619
Series 2014-1, Class A,
1.21%, 04/15/2019 (D)	51,948	51,967
Series 2014-1, Class B,
2.55%, 02/18/2020 (D)	50,000	50,431
Series 2014-2, Class A,
1.43%, 12/16/2019 (D)	134,280	134,103
Series 2014-2, Class B,
2.84%, 11/16/2020 (D)	134,000	135,260
Series 2014-2, Class C,
3.95%, 12/15/2020 (D)	66,000	65,993
Series 2015-1, Class A,
1.63%, 06/15/2020 (D)	290,530	290,334
Series 2015-3, Class A,
2.38%, 10/15/2020 (D)	632,725	636,606
Series 2015-3, Class B,
3.68%, 03/15/2022 (D)	189,000	195,363
Series 2015-3, Class C,
4.65%, 03/15/2022 (D)	126,000	127,505
Series 2016-1, Class A,
2.77%, 12/15/2020 (D)	425,075	429,238
Series 2016-1, Class C,
6.22%, 06/15/2022 (D)	600,000	639,331
Ford Credit Auto Lease Trust
Series 2014-B, Class A4,
1.10%, 11/15/2017	78,812	78,813
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	108,904	108,893
Series 2014-C, Class A3,
1.06%, 05/15/2019	475,694	475,965
Series 2015-B, Class A2A,
0.72%, 03/15/2018	132,714	132,697
Fremont Home Loan Trust
Series 2004-A, Class M1,
1.35% (B), 01/25/2034	1,143,997	1,047,303
GCAT
Series 2015-2, Class A1,
3.75% (B), 07/25/2020 (D)	413,329	414,242
GLC II Trust
Series 2014-A, Class A,
4.00%, 12/18/2020 (D)	132,692	130,436
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (D)	176,799	173,970
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (D)	289,037	289,103
Series 2016-1A, Class A,
2.73%, 10/15/2020 (D)	490,136	493,429
Series 2016-1A, Class B,
4.39%, 01/15/2021 (D)	240,000	245,594
GMAT Trust
Series 2013-1A, Class A,
3.97% (B), 11/25/2043 (D)	126,237	126,238
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (D)	75,569	75,505

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GO Financial Auto Securitization Trust (continued)
Series 2015-2, Class A,
3.27%, 11/15/2018 (D)	$ 233,821	$ 234,585
Series 2015-2, Class B,
4.80%, 08/17/2020 (D)	348,000	355,238
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (D)	232,182	232,904
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (D)	215,000	214,999
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (D)	308,000	307,999
GSAMP Trust
Series 2004-OPT, Class M1,
1.39% (B), 11/25/2034	885,042	818,747
HERO Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (D)	350,000	350,000
Home Equity Asset Trust
Series 2003-3, Class M1,
1.82% (B), 08/25/2033	1,171,706	1,125,111
Series 2004-3, Class M1,
1.38% (B), 08/25/2034	1,116,172	1,032,920
Series 2007-2, Class 2A2,
0.71% (B), 07/25/2037	1,005,309	972,857
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
3.50% (B), 11/25/2034	346,478	293,924
Series 2006-B, Class 2A3,
0.72% (B), 06/25/2036	823,046	779,942
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.69%, 09/18/2017	30,653	30,646
Series 2013-4, Class A4,
1.04%, 02/18/2020	140,000	140,007
Series 2014-2, Class A3,
0.77%, 03/19/2018	77,468	77,423
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.75%, 09/17/2018	70,645	70,618
Series 2014-B, Class A3,
0.90%, 12/17/2018	165,732	165,487
Kabbage Funding Resecuritization Trust
Series 2014-1RT, Class A22,
3.27% (B), 03/08/2018 (D)	350,000	344,848
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.90% (B), 08/25/2038 (D)	1,688,134	45,632
Series 2013-2, Class A,
0.00% (B), 03/25/2039 (D)	1,343,039	62,535
Series 2014-2, Class A,
3.03% (B), 04/25/2040 (D)	671,159	86,894
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (D)	428,217	429,494
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (D)	445,000	448,855
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1.43% (B), 07/25/2034	948,025	894,874
Series 2004-3, Class M4,
2.14% (B), 07/25/2034	290,590	272,806
Series 2004-4, Class M1,
1.43% (B), 10/25/2034	952,407	872,264

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
LV Tower 52
Series 2013-1, Class A,
5.50%, 07/15/2019 (D) (G)	$ 596,555	$ 589,516
MarketPlace Loan Trust
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (D)	85,760	85,872
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (D)	680,727	681,505
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1.43% (B), 09/25/2034	540,830	511,039
Series 2004-WMC2, Class M1,
1.43% (B), 04/25/2034	732,859	679,410
Series 2005-NC1, Class M2,
1.28% (B), 12/25/2034	462,085	444,664
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC7, Class M1,
1.58% (B), 06/25/2033	495,705	471,927
Series 2004-HE8, Class M1,
1.49% (B), 09/25/2034	1,000,000	943,809
Series 2004-NC2, Class M1,
1.35% (B), 12/25/2033	352,806	329,459
Series 2004-NC7, Class M2,
1.46% (B), 07/25/2034	776,204	760,324
Series 2004-OP1, Class M1,
1.40% (B), 11/25/2034	970,641	900,652
Series 2005-WMC6, Class M3,
1.29% (B), 07/25/2035	1,222,000	1,161,433
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1.51% (B), 02/25/2033	848,901	804,995
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (D)	223,753	223,865
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (D)	395,000	397,963
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (D)	365,000	364,843
Series 2016-2A, Class A,
2.24%, 06/25/2026 (D)	219,437	219,711
Series 2016-3A, Class A,
2.01%, 08/25/2026 (D)	214,363	213,171
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1.53% (B), 08/25/2034	601,737	541,110
Series 2004-2, Class M5,
2.55% (B), 08/25/2034	361,052	335,059
Series 2004-4, Class M1,
1.29% (B), 02/25/2035	1,179,630	1,086,590
Nissan Auto Lease Trust
Series 2015-A, Class A2A,
0.99%, 11/15/2017	155,684	155,729
Nissan Auto Receivables Owner Trust
Series 2014-B, Class A3,
1.11%, 05/15/2019	195,540	195,726
NRPL Trust
Series 2015-2A, Class A1,
3.75% (B), 10/25/2057 (D)	523,101	512,004
NRZ Advance Receivables Trust
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (D)	241,000	241,339
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (D)	1,300,000	1,307,239
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (D)	400,000	403,500

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
NRZ Advance Receivables Trust (continued)
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (D)	$ 458,000	$ 458,179
Oak Hill Advisors Residential Loan Trust
Series 2015-NPL2, Class A1,
3.72% (B), 07/25/2055 (D)	351,469	348,457
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (D)	954,000	955,940
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (D)	229,000	228,686
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (D)	400,000	400,601
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (D)	904,000	903,962
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (D)	490,388	489,622
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (D)	526,316	525,494
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (D)	372,000	374,600
Series 2016-1A, Class B,
7.63%, 05/17/2020 (D)	100,000	101,461
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (D)	562,681	564,950
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (D)	352,678	352,978
Series 2014-1A, Class B,
3.24%, 06/18/2024 (D)	100,000	100,707
Series 2014-2A, Class A,
2.47%, 09/18/2024 (D)	1,007,565	1,009,805
Series 2014-2A, Class B,
3.02%, 09/18/2024 (D)	280,000	279,605
Series 2015-1A, Class A,
3.19%, 03/18/2026 (D)	863,000	871,791
Series 2015-2A, Class A,
2.57%, 07/18/2025 (D)	1,138,000	1,142,034
Series 2015-2A, Class B,
3.10%, 07/18/2025 (D)	279,000	279,335
Series 2016-1A, Class A,
3.66%, 02/20/2029 (D)	515,000	528,104
Series 2016-2A, Class B,
5.94%, 03/20/2028 (D)	175,000	183,655
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (D)	629,000	639,901
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (D)	571,000	569,371
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-2, Class A2,
1.13% (B), 04/25/2033	349,796	327,767
Series 2003-6, Class A2,
1.19% (B), 11/25/2033	591,154	549,843
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
2.18% (B), 01/25/2034	721,855	643,435
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1.77% (B), 01/25/2036	500,000	459,808

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
PFS Tax Lien Trust
Series 2014-1,
1.44%, 05/15/2029 (D)	$ 48,145	$ 47,884
Pretium Mortgage Credit Partners I LLC
Series 2015-NPL2, Class A1,
3.75% (B), 07/27/2030 (D)	482,240	482,720
Progreso Receivables Funding III LLC
Series 2015-A, Class A,
3.63%, 02/08/2020 (D)	589,000	589,184
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (D)	250,000	249,355
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (D)	1,401,789	1,420,097
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (D)	327,000	331,796
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (D)	1,674,329	1,718,381
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (D)	250,000	263,242
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (D)	200,000	208,049
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (D)	650,000	650,609
RAMP Trust
Series 2004-RS11, Class M1,
1.46% (B), 11/25/2034	45,646	45,659
Series 2006-RZ1, Class A3,
0.83% (B), 03/25/2036	65,631	65,137
RASC Trust
Series 2005-EMX1, Class M1,
1.17% (B), 03/25/2035	873,429	823,060
Series 2005-KS9, Class M3,
0.99% (B), 10/25/2035	1,036,442	983,308
RBSHD Trust
Series 2013-1A, Class A,
7.69% (B), 10/25/2047 (D) (G)	161,000	161,032
RMAT LLC
Series 2015-NPL1, Class A1,
3.75% (B), 05/25/2055 (D)	161,920	160,677
Santander Drive Auto Receivables Trust
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (D)	91,212	91,166
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (D)	3,194	3,192
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (D)	58,881	58,852
Securitized Asset-Backed Receivables LLC Trust
Series 2004-OP2, Class M1,
1.50% (B), 08/25/2034	830,941	787,553
Selene Non-Performing Loans LLC
Series 2014-1A, Class A,
2.98% (B), 05/25/2054 (D)	140,394	139,733
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (D)	168,824	170,320
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (D)	93,588	93,639
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (D)	457,000	457,901

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Soundview Home Loan Trust
Series 2003-2, Class M2,
3.00% (B), 11/25/2033	$ 33,919	$ 33,344
Series 2005-OPT1, Class M2,
1.20% (B), 06/25/2035	1,000,000	921,145
Series 2006-OPT3, Class 2A3,
0.70% (B), 06/25/2036	458,077	423,457
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1.43% (B), 11/25/2034	916,730	860,943
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (D)	696,272	698,532
Series 2014-AA, Class B,
4.61%, 10/25/2027 (D)	300,000	299,819
Series 2016-AA, Class A,
3.05%, 04/25/2029 (D) (H)	672,000	677,168
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (D)	621,532	622,326
Series 2014-AA, Class B,
3.45%, 12/15/2022 (D)	146,000	146,137
Series 2015-AA, Class A,
3.16%, 11/15/2024 (D)	769,000	778,607
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (D)	344,000	344,109
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (D)	285,000	285,323
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1.50% (B), 11/25/2033	732,173	701,591
Series 2004-6, Class M2,
2.48% (B), 07/25/2034	744,967	705,164
Series 2004-BNC1, Class A4,
1.47% (B), 09/25/2034	593,032	563,700
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
0.70% (B), 01/25/2037	460,644	422,277
Series 2007-BC3, Class 1A2,
0.67% (B), 05/25/2047	303,551	295,536
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-GEL1, Class A,
1.24%(B), 02/25/2034	896,160	845,215
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A,
3.72% (B), 11/16/2044 (D)	415,521	415,521
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	97,328	97,321
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1.78% (B), 05/17/2032 (D)	159,253	158,973
US Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (B), 07/27/2036 (D)	393,500	394,269
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (B), 10/25/2058 (D)	505,692	504,686
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (D)	100,000	100,230

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VML LLC
Series 2014-NPL1, Class A1,
3.88% (B), 04/27/2054 (D)	$ 113,556	$ 113,253
VOLT L LLC
Series 2016-NP10, Class A1,
3.50% (B), 09/25/2046 (D)	848,000	848,000
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (B), 04/25/2055 (D)	181,353	181,841
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (B), 11/27/2045 (D)	365,527	369,012
VOLT XLV LLC
Series 2016-NPL5, Class A1,
4.00% (B), 05/25/2046 (D)	154,234	155,556
VOLT XLVI LLC
Series 2016-NPL6, Class A1,
3.84% (B), 06/25/2046 (D)	414,756	417,128
VOLT XLVII LLC
Series 2016-NPL7, Class A1,
3.75% (B), 06/25/2046 (D)	408,831	410,271
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (B), 02/25/2055 (D)	213,238	213,397
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (B), 02/25/2055 (D)	396,664	396,850
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (B), 06/26/2045 (D)	1,083,740	1,084,002
VOLT XXVI LLC
Series 2014-NPL6, Class A1,
3.13% (B), 09/25/2043 (D)	232,469	231,804
Series 2014-NPL6, Class A2,
4.25% (B), 09/25/2043 (D)	184,546	180,042
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (B), 08/27/2057 (D)	482,024	481,690
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (B), 10/25/2057 (D)	301,442	301,816
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (B), 02/25/2055 (D)	279,964	279,963
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (B), 03/25/2055 (D)	451,084	451,330
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (B), 02/25/2055 (D)	283,989	283,128
VOLT XXXIX LLC
Series 2015-NP13, Class A1,
4.13% (B), 10/25/2045 (D)	286,595	288,877
VOLT XXXV
Series 2016-NPL9, Class A1,
3.50% (B), 09/25/2046 (D)	609,000	608,959
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (B), 06/26/2045 (D)	276,052	276,069
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
0.83% (B), 04/25/2034	924,320	873,127
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (D)	250,000	254,608

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Westlake Automobile Receivables Trust (continued)
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (D)	$ 519,000	$ 519,444
Series 2016-2A, Class D,
4.10%, 06/15/2021 (D)	180,000	184,132
World Omni Auto Receivables Trust
Series 2013-B, Class A3,
0.83%, 08/15/2018	45,897	45,885
Series 2013-B, Class A4,
1.32%, 01/15/2020	127,000	127,276

		119,853,825

Total Asset-Backed Securities (Cost $119,684,831)		120,761,288

CORPORATE DEBT SECURITIES - 27.0%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (D)	272,000	272,548
4.40%, 05/19/2026 (D)	730,000	774,815
6.75% (B), 06/15/2026 (D) (I) (J)	200,000	219,787
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	78,051
3.25%, 11/21/2021	80,000	85,607
4.13%, 02/24/2042	185,000	192,138
5.00%, 09/30/2043	160,000	189,106
Commonwealth Bank of Australia
2.25%, 03/16/2017 (D)	250,000	251,382
4.50%, 12/09/2025 (D) (I)	200,000	213,584
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (D)	184,000	184,954
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (D)	594,000	594,904
2.60%, 06/24/2019 (D)	182,000	185,258
2.85%, 07/29/2020 (D)	150,000	154,380
4.00%, 07/29/2025 (D)	150,000	159,913
Macquarie Group, Ltd.
6.00%, 01/14/2020 (D)	30,000	33,166
6.25%, 01/14/2021 (D)	80,000	91,295
National Australia Bank, Ltd.
2.00%, 06/20/2017 (D)	300,000	301,984
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (D)	100,000	103,887
Westpac Banking Corp.
2.00%, 03/03/2020 (D)	304,000	307,654
2.00%, 08/19/2021	685,000	683,896
2.45%, 11/28/2016 (D)	200,000	200,482
2.60%, 11/23/2020	285,000	292,919

		5,571,710

Canada - 1.4%
Agrium, Inc.
3.38%, 03/15/2025 (I)	120,000	123,633
4.13%, 03/15/2035	470,000	462,039
5.25%, 01/15/2045	114,000	126,783
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (D)	326,483	338,334
4.13%, 11/15/2026 (D)	54,607	57,747
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	235,219
Bank of Montreal
1.40%, 09/11/2017, MTN	69,000	69,043
1.50%, 07/18/2019, MTN	675,000	673,572
1.90%, 08/27/2021, MTN	1,165,000	1,158,915
2.38%, 01/25/2019, MTN	70,000	71,352
2.55%, 11/06/2022, MTN	247,000	253,139

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Bank of Nova Scotia
1.45%, 04/25/2018	$ 350,000	$ 350,678
1.65%, 06/14/2019	1,455,000	1,457,572
1.85%, 04/14/2020 (I)	400,000	404,196
2.35%, 10/21/2020	255,000	260,515
2.45%, 03/22/2021	270,000	276,538
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	199,429
Canadian Imperial Bank of Commerce
1.55%, 01/23/2018	98,000	98,232
2.25%, 07/21/2020 (D) (I)	200,000	204,053
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	93,869
3.80%, 04/15/2024 (I)	290,000	288,606
3.90%, 02/01/2025	530,000	532,150
5.85%, 02/01/2035	150,000	157,449
6.25%, 03/15/2038	30,000	33,560
6.45%, 06/30/2033	80,000	90,433
7.20%, 01/15/2032	50,000	57,820
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (I)	173,000	177,049
4.50%, 01/15/2022	490,000	539,526
6.13%, 09/15/2115	17,000	20,983
7.13%, 10/15/2031	150,000	207,398
CDP Financial, Inc.
4.40%, 11/25/2019 (D)	250,000	272,601
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	359,434
5.20%, 09/15/2043	147,000	132,001
6.75%, 11/15/2039	100,000	108,075
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	225,996
Encana Corp.
6.50%, 08/15/2034	40,000	41,932
Fortis, Inc.
3.06%, 10/04/2026 (D) (H)	480,000	477,962
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,161
9.40%, 02/01/2021	220,000	285,112
Petro-Canada
5.35%, 07/15/2033	50,000	55,120
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	203,788
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025 (I)	214,000	214,706
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	236,231
5.45%, 10/01/2043	118,000	145,005
Royal Bank of Canada
1.20%, 09/19/2017	246,000	245,894
1.50%, 07/29/2019 (I)	1,500,000	1,498,112
1.88%, 02/05/2020	600,000	606,325
2.00%, 10/01/2018 - 12/10/2018	348,000	351,980
2.50%, 01/19/2021, MTN	275,000	283,821
Suncor Energy, Inc.
3.60%, 12/01/2024	107,000	112,158
5.95%, 12/01/2034	150,000	181,491
6.10%, 06/01/2018	450,000	483,358
Teck Resources, Ltd.
3.75%, 02/01/2023	77,000	70,551
4.75%, 01/15/2022 (I)	419,000	410,620
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	370,102
Toronto-Dominion Bank
1.50%, 03/13/2017 (D)	230,000	230,471
1.75%, 07/23/2018, MTN	57,000	57,350

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Toronto-Dominion Bank (continued)
1.80%, 07/13/2021	$ 345,000	$ 343,708
2.13%, 04/07/2021, MTN	445,000	450,321
2.25%, 11/05/2019, MTN	16,000	16,323
2.50%, 12/14/2020, MTN	730,000	750,663
3.63% (B), 09/15/2031	422,000	423,164
Total Capital Canada, Ltd.
2.75%, 07/15/2023	170,000	175,836
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,144
2.50%, 08/01/2022	30,000	30,089
3.75%, 10/16/2023	35,000	37,373
4.88%, 01/15/2026	162,000	187,415
6.20%, 10/15/2037	100,000	127,606
7.25%, 08/15/2038	100,000	141,766
Transcanada Trust
5.63% (B), 05/20/2075	50,000	50,625

		19,503,222

Cayman Islands - 0.0% (A)
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (D) (H)	200,000	198,246
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (D)	200,000	212,116
Noble Holding International, Ltd.
5.25%, 03/16/2018	30,000	29,550
6.05%, 03/01/2041	31,000	18,290
XLIT, Ltd.
6.38%, 11/15/2024	100,000	119,157

		577,359

China - 0.0% (A)
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	251,744

Colombia - 0.0% (A)
Ecopetrol SA
4.13%, 01/16/2025	107,000	103,892
5.38%, 06/26/2026 (I)	116,000	120,750
5.88%, 09/18/2023 (I)	62,000	66,882

		291,524

Curaçao - 0.0% (A)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	37,000	39,298

Denmark - 0.1%
Danske Bank A/S
1.65%, 09/06/2019 (D)	795,000	793,963

France - 0.5%
Air Liquide Finance SA
1.75%, 09/27/2021 (D)	240,000	239,113
2.25%, 09/27/2023 (D)	200,000	200,383
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (D)	300,000	300,324
BNP Paribas SA
4.38%, 09/28/2025 (D)	350,000	358,415
BPCE SA
1.63%, 01/26/2018, MTN	250,000	250,594
2.65%, 02/03/2021	410,000	422,727
4.00%, 04/15/2024	250,000	273,941
5.70%, 10/22/2023 (D)	200,000	217,674
Credit Agricole SA
2.38%, 07/01/2021 (D)	305,000	308,948
2.75%, 06/10/2020 (D) (I)	675,000	694,938
4.38%, 03/17/2025 (D)	200,000	204,173

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Electricite de France SA
2.15%, 01/22/2019 (D)	$ 140,000	$ 141,989
4.88%, 01/22/2044 (D)	125,000	134,888
6.00%, 01/22/2114 (D)	350,000	379,013
Orange SA
9.00%, 03/01/2031	244,000	389,301
Pernod Ricard SA
3.25%, 06/08/2026 (D)	415,000	421,550
Societe Generale SA
2.50%, 04/08/2021 (D)	430,000	441,336
7.38% (B), 09/13/2021 (D) (J)	600,000	588,000
Total Capital International SA
1.55%, 06/28/2017	38,000	38,108
2.70%, 01/25/2023	572,000	589,038
2.75%, 06/19/2021	300,000	313,335

		6,907,788

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	46,000	44,654
2.95%, 08/20/2020	127,000	122,383
3.38%, 05/12/2021, MTN	733,000	717,021
3.70%, 05/30/2024	133,000	127,360
4.10%, 01/13/2026 (I)	100,000	98,112
6.00%, 09/01/2017	80,000	81,348

		1,190,878

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021 (D)	395,000	403,040
3.80%, 09/15/2022	250,000	255,396
4.55%, 04/17/2026 (D)	770,000	808,488

		1,466,924

Ireland - 0.3%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	1,140,000	1,168,500
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	779,000	800,102
3.37%, 11/15/2025	509,000	550,747
4.42%, 11/15/2035	646,000	725,048
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	200,000	206,730
3.90%, 12/15/2024	200,000	202,938
4.38%, 03/15/2026	205,000	213,935
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	134,649

		4,002,649

Italy - 0.0% (A)
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	230,000	236,817

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 (D) (I)	200,000	200,794
4.10%, 09/09/2023 (D)	200,000	219,864
Dai-ichi Life Insurance Co., Ltd.
4.00% (B), 07/24/2026 (D) (J)	221,000	222,105
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (D) (I)	272,000	272,620

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan (continued)
Mizuho Bank, Ltd. (continued)
2.45%, 04/16/2019 (D)	$ 200,000	$ 203,248
2.70%, 10/20/2020 (D)	510,000	521,765
3.60%, 09/25/2024 (D)	230,000	246,136
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	47,089
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	100,177
2.63%, 07/14/2026	134,000	132,272

		2,166,070

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
2.65%, 02/01/2022 (D)	420,000	419,218
4.13%, 09/24/2025 - 04/15/2026 (D)	1,045,000	1,098,102

		1,517,320

Luxembourg - 0.3%
Actavis Funding SCS
2.35%, 03/12/2018	809,000	817,342
3.45%, 03/15/2022	979,000	1,027,791
3.80%, 03/15/2025	835,000	883,726
4.55%, 03/15/2035	430,000	456,745
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	61,143
Pentair Finance SA
2.90%, 09/15/2018	170,000	172,381
Schlumberger Investment SA
2.40%, 08/01/2022 (D)	70,000	71,228
3.30%, 09/14/2021 (D) (I)	23,000	24,371
3.65%, 12/01/2023	82,000	88,726
Tyco International Finance SA
5.13%, 09/14/2045	45,000	53,221

		3,656,674

Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	400,000	409,538
5.00%, 03/30/2020	150,000	164,842
Petroleos Mexicanos
4.25%, 01/15/2025	52,000	50,175
4.50%, 01/23/2026 (I)	222,000	215,296
4.63%, 09/21/2023 (D)	233,000	233,326
4.88%, 01/18/2024	65,000	65,813
5.63%, 01/23/2046	140,000	122,122
6.38%, 02/04/2021 (D)	93,000	101,379
6.38%, 01/23/2045	186,000	177,630
6.63%, 06/15/2035	100,000	101,785
6.75%, 09/21/2047 (D)	209,000	209,000
6.88%, 08/04/2026 (D)	135,000	152,212

		2,003,118

Netherlands - 0.8%
ABN AMRO Bank NV
1.80%, 06/04/2018 (D) (I)	200,000	200,800
2.45%, 06/04/2020 (D)	300,000	306,166
2.50%, 10/30/2018 (D)	440,000	447,906
Airbus Group Finance BV
2.70%, 04/17/2023 (D)	64,000	65,995
Cooperatieve Rabobank UA
2.25%, 01/14/2020, MTN	425,000	432,356
3.38%, 01/19/2017 - 05/21/2025, MTN	445,000	461,462
3.75%, 07/21/2026	300,000	300,491
3.88%, 02/08/2022	79,000	86,456
4.38%, 08/04/2025	250,000	263,819
4.63%, 12/01/2023	250,000	269,976

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (D)	$ 150,000	$ 149,874
2.25%, 03/06/2017 (D)	150,000	150,566
2.49%, 09/19/2023 (D)	755,000	756,155
8.75%, 06/15/2030	30,000	46,632
EDP Finance BV
5.25%, 01/14/2021 (D)	380,000	410,887
Heineken NV
1.40%, 10/01/2017 (D)	60,000	60,087
3.40%, 04/01/2022 (D)	150,000	160,070
ING Bank NV
1.65%, 08/15/2019 (D) (I)	220,000	219,807
3.75%, 03/07/2017 (D)	200,000	202,072
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	265,061
LYB International Finance BV
4.88%, 03/15/2044	430,000	464,522
Mylan NV
3.95%, 06/15/2026 (D)	642,000	646,839
5.25%, 06/15/2046 (D)	225,000	236,972
Shell International Finance BV
1.13%, 08/21/2017	42,000	42,013
2.13%, 05/11/2020	140,000	142,113
2.88%, 05/10/2026	328,000	332,902
3.25%, 05/11/2025	155,000	163,288
3.40%, 08/12/2023	210,000	224,118
3.75%, 09/12/2046	488,000	481,768
4.00%, 05/10/2046	939,000	960,601
4.13%, 05/11/2035	126,000	135,147
4.30%, 09/22/2019	50,000	53,992
4.55%, 08/12/2043	430,000	474,293
6.38%, 12/15/2038	130,000	176,816
Siemens Financieringsmaatschappij NV
2.00%, 09/15/2023 (D)	350,000	344,835
2.35%, 10/15/2026 (D)	250,000	246,901
3.30%, 09/15/2046 (D)	300,000	292,053
5.75%, 10/17/2016 (D)	125,000	125,212
6.13%, 08/17/2026 (D)	120,000	156,058
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	328,000	326,763
2.80%, 07/21/2023	518,000	519,329
3.15%, 10/01/2026	190,000	190,879
4.10%, 10/01/2046 (I)	85,000	84,597

		12,078,649

New Zealand - 0.0% (A)
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (D)	200,000	204,408
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (D)	250,000	253,974

		458,382

Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018	134,000	133,706
1.20%, 01/17/2018	44,000	43,943
2.45%, 01/17/2023	58,000	59,126
2.65%, 01/15/2024	143,000	146,369
3.15%, 01/23/2022	51,000	54,071
3.25%, 11/10/2024	61,000	64,915
4.25%, 11/23/2041	16,000	17,060
5.25%, 04/15/2019	100,000	109,475

		628,665

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Republic of Korea - 0.0% (A)
Korea Gas Corp.
1.88%, 07/18/2021 (D)	$ 200,000	$ 200,964
Korea National Oil Corp.
3.13%, 04/03/2017 (D)	200,000	201,807

		402,771

Spain - 0.0% (A)
Santander Issuances SAU
5.18%, 11/19/2025	220,000	224,147
Telefonica Emisiones SAU
5.13%, 04/27/2020	102,000	112,439

		336,586

Sweden - 0.2%
Nordea Bank AB
3.13%, 03/20/2017 (D)	250,000	252,254
4.25%, 09/21/2022 (D)	200,000	216,073
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (D)	615,000	617,429
2.38%, 11/20/2018 (D)	200,000	203,024
2.45%, 05/27/2020 (D)	580,000	592,971
2.63%, 11/17/2020 (D)	250,000	257,110
Stadshypotek AB
1.88%, 10/02/2019 (D)	250,000	252,481
Svenska Handelsbanken AB
2.40%, 10/01/2020, MTN	865,000	882,001

		3,273,343

Switzerland - 0.2%
Credit Suisse AG
1.70%, 04/27/2018	1,010,000	1,010,771
1.75%, 01/29/2018	250,000	250,040
2.30%, 05/28/2019, MTN	250,000	253,115
3.00%, 10/29/2021	250,000	257,193
5.30%, 08/13/2019, MTN	100,000	109,532
UBS AG
1.80%, 03/26/2018, MTN	675,000	676,343
2.38%, 08/14/2019, MTN	475,000	484,529

		3,041,523

United Kingdom - 1.1%
Aon PLC
3.50%, 06/14/2024	200,000	208,369
3.88%, 12/15/2025	125,000	133,473
AstraZeneca PLC
3.38%, 11/16/2025	770,000	822,337
BAE Systems PLC
5.80%, 10/11/2041 (D)	25,000	30,725
Barclays Bank PLC
2.25%, 05/10/2017 (D)	200,000	201,267
6.05%, 12/04/2017 (D)	295,000	308,470
Barclays PLC
2.00%, 03/16/2018	755,000	756,061
2.75%, 11/08/2019	220,000	221,622
3.20%, 08/10/2021	908,000	912,774
3.65%, 03/16/2025	200,000	197,323
4.38%, 01/12/2026	200,000	206,928
BAT International Finance PLC
2.75%, 06/15/2020 (D)	250,000	258,875
3.25%, 06/07/2022 (D)	126,000	133,440
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	173,983
1.85%, 05/05/2017	71,000	71,309
2.75%, 05/10/2023	150,000	152,506

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
BP Capital Markets PLC (continued)
3.02%, 01/16/2027	$ 348,000	$ 353,484
3.06%, 03/17/2022	515,000	539,469
3.12%, 05/04/2026	193,000	197,228
3.25%, 05/06/2022	547,000	576,111
3.54%, 11/04/2024	560,000	594,909
3.81%, 02/10/2024	92,000	99,332
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,220
HSBC Bank PLC
1.50%, 05/15/2018 (D)	410,000	409,282
4.13%, 08/12/2020 (D)	1,235,000	1,323,903
4.75%, 01/19/2021 (D)	240,000	264,970
HSBC Holdings PLC
2.65%, 01/05/2022 (H)	220,000	219,251
3.60%, 05/25/2023	1,025,000	1,058,616
4.00%, 03/30/2022	233,000	248,247
4.25%, 08/18/2025	200,000	205,324
4.30%, 03/08/2026	200,000	214,332
4.88%, 01/14/2022	100,000	110,572
6.88% (B), 06/01/2021 (I) (J)	531,000	552,240
Imperial Brands Finance PLC
3.75%, 07/21/2022 (D)	395,000	419,142
Invesco Finance PLC
3.75%, 01/15/2026	62,000	66,350
4.00%, 01/30/2024	74,000	81,142
Lloyds Bank PLC
1.75%, 03/16/2018	260,000	260,149
2.05%, 01/22/2019	645,000	647,710
Nationwide Building Society
2.45%, 07/27/2021 (D)	620,000	627,529
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	151,138
5.63%, 09/15/2045 (D)	255,000	258,992
Santander UK PLC
2.50%, 03/14/2019	705,000	715,512
Standard Chartered PLC
4.05%, 04/12/2026 (D)	200,000	206,867
5.20%, 01/26/2024 (D)	210,000	223,540
Vodafone Group PLC
1.50%, 02/19/2018	131,000	130,912
1.63%, 03/20/2017	49,000	49,068
6.25%, 11/30/2032	180,000	220,667

		15,891,670

United States - 21.0%
21st Century Fox America, Inc.
4.75%, 09/15/2044	305,000	334,014
4.95%, 10/15/2045	285,000	323,089
6.55%, 03/15/2033	50,000	64,052
6.65%, 11/15/2037	100,000	131,842
9.50%, 07/15/2024	80,000	114,739
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,034
2.88%, 05/08/2022	23,000	24,040
4.38%, 05/08/2042	12,000	13,711
AbbVie, Inc.
1.75%, 11/06/2017	161,000	161,529
2.50%, 05/14/2020	495,000	504,640
2.85%, 05/14/2023	170,000	172,585
2.90%, 11/06/2022	345,000	353,761
3.20%, 11/06/2022	412,000	428,929
3.60%, 05/14/2025	660,000	689,874
4.30%, 05/14/2036	113,000	117,267
4.45%, 05/14/2046	350,000	365,536
4.50%, 05/14/2035	558,000	594,670

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Actavis, Inc.
1.88%, 10/01/2017	$ 260,000	$ 260,897
3.25%, 10/01/2022	129,000	133,712
Advance Auto Parts, Inc.
4.50%, 01/15/2022 (I)	200,000	215,113
Aetna, Inc.
2.80%, 06/15/2023	84,000	85,776
3.20%, 06/15/2026	155,000	157,592
3.50%, 11/15/2024	575,000	607,555
4.25%, 06/15/2036	161,000	166,755
4.50%, 05/15/2042	10,000	10,939
6.75%, 12/15/2037	70,000	97,001
Aflac, Inc.
6.90%, 12/17/2039	100,000	141,151
AIG Global Funding
1.65%, 12/15/2017 (D)	74,000	74,304
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (D)	150,000	200,493
Air Lease Corp.
2.13%, 01/15/2020 (H)	233,000	232,515
2.63%, 09/04/2018	545,000	549,952
3.00%, 09/15/2023	380,000	375,679
3.38%, 06/01/2021	310,000	321,575
3.88%, 04/01/2021	90,000	95,175
Alabama Power Co.
3.55%, 12/01/2023	76,000	82,947
3.75%, 03/01/2045	181,000	187,862
4.15%, 08/15/2044	64,000	70,003
6.00%, 03/01/2039	38,000	50,151
Allergan, Inc.
3.38%, 09/15/2020 (I)	97,000	101,509
Allstate Corp.
3.15%, 06/15/2023	110,000	116,601
Altria Group, Inc.
2.85%, 08/09/2022	92,000	96,061
3.88%, 09/16/2046	445,000	461,666
4.00%, 01/31/2024	550,000	614,121
4.25%, 08/09/2042	195,000	210,977
Amazon.com, Inc.
3.80%, 12/05/2024	536,000	594,114
4.80%, 12/05/2034	117,000	137,465
American Airlines Pass-Through Trust
3.00%, 04/15/2030 (H)	799,000	803,075
3.65%, 12/15/2029	44,000	45,870
4.95%, 07/15/2024	319,646	347,615
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	26,049
American Express Co.
2.65%, 12/02/2022	103,000	105,409
3.63%, 12/05/2024	131,000	136,325
7.00%, 03/19/2018	120,000	129,439
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	130,759
1.88%, 11/05/2018, MTN	39,000	39,319
2.13%, 03/18/2019	75,000	76,222
2.25%, 08/15/2019 - 05/05/2021, MTN	357,000	363,491
2.38%, 05/26/2020, MTN	116,000	118,640
2.60%, 09/14/2020, MTN	885,000	910,743
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	110,000	110,539
1.60%, 02/16/2018 (D)	200,000	201,267
2.25%, 08/15/2019, MTN	140,000	143,474
2.30%, 09/09/2026, MTN (I)	40,000	39,844
American International Group, Inc.
3.75%, 07/10/2025	69,000	72,370
3.88%, 01/15/2035	74,000	72,562
4.13%, 02/15/2024	145,000	156,240

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American International Group, Inc. (continued)
4.50%, 07/16/2044	$ 269,000	$ 274,015
4.80%, 07/10/2045	605,000	640,284
American Tower Corp.
2.25%, 01/15/2022	200,000	199,592
3.13%, 01/15/2027	145,000	144,326
3.38%, 10/15/2026	603,000	611,211
3.40%, 02/15/2019	150,000	155,856
3.45%, 09/15/2021	240,000	252,590
3.50%, 01/31/2023	130,000	135,599
4.00%, 06/01/2025	85,000	90,920
4.40%, 02/15/2026	150,000	164,292
4.50%, 01/15/2018	160,000	165,946
American Water Capital Corp.
3.40%, 03/01/2025	59,000	63,628
3.85%, 03/01/2024	200,000	220,528
Ameriprise Financial, Inc.
2.88%, 09/15/2026	190,000	190,448
4.00%, 10/15/2023	180,000	197,268
Amgen, Inc.
3.63%, 05/15/2022 - 05/22/2024	582,000	624,059
3.88%, 11/15/2021	30,000	32,602
4.40%, 05/01/2045	900,000	945,382
4.56%, 06/15/2048 (D)	176,000	187,876
4.66%, 06/15/2051 (D)	126,000	134,668
5.70%, 02/01/2019	50,000	54,757
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	710,000	716,854
2.63%, 01/17/2023	370,000	377,505
2.65%, 02/01/2021	560,000	577,862
3.30%, 02/01/2023	587,000	619,584
3.65%, 02/01/2026	2,555,000	2,744,070
3.70%, 02/01/2024	600,000	648,415
4.70%, 02/01/2036	992,000	1,140,575
4.90%, 02/01/2046	215,000	255,803
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	455,000	508,276
8.20%, 01/15/2039	20,000	32,285
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	93,562
Anthem, Inc.
2.30%, 07/15/2018	85,000	86,113
3.13%, 05/15/2022	62,000	64,536
3.30%, 01/15/2023	21,000	22,008
3.50%, 08/15/2024	708,000	745,414
4.63%, 05/15/2042	50,000	53,926
4.65%, 08/15/2044	97,000	105,806
5.10%, 01/15/2044	290,000	336,365
Apache Corp.
3.25%, 04/15/2022	334,000	342,731
4.75%, 04/15/2043	23,000	23,501
5.10%, 09/01/2040	90,000	93,347
6.00%, 01/15/2037	160,000	182,545
6.90%, 09/15/2018	50,000	54,602
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,251
6.70%, 08/15/2037	55,000	72,917
Apple, Inc.
1.01% (B), 05/03/2018	172,000	172,402
2.15%, 02/09/2022	717,000	728,805
2.40%, 05/03/2023	284,000	289,153
2.45%, 08/04/2026	445,000	445,435
2.70%, 05/13/2022	385,000	402,313
2.85%, 05/06/2021	264,000	278,212
3.20%, 05/13/2025	96,000	102,320
3.25%, 02/23/2026	510,000	542,083
3.45%, 02/09/2045	761,000	727,113
3.85%, 05/04/2043 - 08/04/2046	434,000	443,643

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
4.38%, 05/13/2045	$ 100,000	$ 110,340
4.50%, 02/23/2036	85,000	97,060
4.65%, 02/23/2046	135,000	155,780
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	84,940
3.35%, 06/15/2024 (I)	169,000	182,185
4.50%, 04/01/2042	8,000	9,206
5.05%, 09/01/2041	23,000	28,418
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,351
6.88%, 06/01/2018	50,000	53,997
7.50%, 01/15/2027	380,000	467,296
AT&T, Inc.
3.00%, 06/30/2022	424,000	435,918
3.40%, 05/15/2025	1,122,000	1,152,752
3.60%, 02/17/2023	921,000	970,821
3.80%, 03/15/2022	460,000	492,701
3.88%, 08/15/2021	75,000	80,958
3.95%, 01/15/2025	43,000	45,645
4.13%, 02/17/2026	745,000	805,048
4.30%, 12/15/2042	696,000	686,496
4.35%, 06/15/2045	345,000	339,843
4.45%, 04/01/2024	305,000	335,241
4.50%, 03/09/2048 (D)	355,000	356,859
4.75%, 05/15/2046	81,000	84,763
4.80%, 06/15/2044	465,000	488,120
5.15%, 03/15/2042	110,000	119,355
5.35%, 09/01/2040	79,000	88,492
5.50%, 02/01/2018	50,000	52,680
5.65%, 02/15/2047	115,000	135,538
6.15%, 09/15/2034	134,000	161,805
6.38%, 03/01/2041	205,000	256,866
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	81,626
6.35%, 06/15/2017	100,000	103,359
8.50%, 03/15/2019	126,000	146,636
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	170,000	172,157
3.50%, 11/15/2024, MTN	70,000	73,303
3.63%, 10/01/2020, MTN	155,000	164,773
3.90%, 10/15/2046, MTN (H)	34,000	33,601
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (D)	45,000	47,521
3.85%, 12/15/2025 (D)	200,000	212,674
4.75%, 10/07/2044 (D)	48,000	53,074
6.38%, 06/01/2019 (D)	80,000	89,173
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	188,123
3.35%, 07/01/2023	260,000	277,691
3.50%, 08/15/2046	141,000	140,974
5.20%, 06/15/2033	200,000	234,386
Bank of America Corp.
2.00%, 01/11/2018	913,000	917,203
2.25%, 04/21/2020, MTN	655,000	659,510
2.60%, 01/15/2019	1,865,000	1,901,399
2.63%, 10/19/2020, MTN	115,000	117,357
2.65%, 04/01/2019	200,000	204,372
3.30%, 01/11/2023, MTN	1,339,000	1,386,090
3.50%, 04/19/2026, MTN (I)	395,000	410,488
3.88%, 08/01/2025, MTN	805,000	859,995
3.95%, 04/21/2025, MTN	803,000	831,267
4.00%, 04/01/2024 - 01/22/2025, MTN	266,000	279,677
4.25%, 10/22/2026, MTN	142,000	150,653
4.45%, 03/03/2026, MTN	570,000	611,728
5.00%, 05/13/2021 - 01/21/2044, MTN	375,000	421,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
5.63%, 07/01/2020, MTN	$ 460,000	$ 516,377
5.65%, 05/01/2018, MTN	105,000	111,381
5.88%, 02/07/2042, MTN	20,000	26,074
6.40%, 08/28/2017, MTN	100,000	104,333
6.88%, 04/25/2018, MTN	400,000	431,543
7.63%, 06/01/2019, MTN	200,000	229,522
8.00% (B), 01/30/2018 (J)	760,000	775,200
Bank of America NA
1.75%, 06/05/2018	750,000	754,336
Bank of New York Mellon Corp.
2.15%, 02/24/2020, MTN	850,000	864,578
2.20%, 03/04/2019, MTN	60,000	61,122
2.50%, 04/15/2021, MTN	185,000	190,127
2.60%, 08/17/2020, MTN	182,000	188,225
2.80%, 05/04/2026, MTN	51,000	52,341
3.25%, 09/11/2024, MTN	190,000	202,096
3.55%, 09/23/2021	19,000	20,455
4.15%, 02/01/2021, MTN	55,000	60,095
4.60%, 01/15/2020, MTN	100,000	109,257
4.63% (B), 09/20/2026 (J)	409,000	402,865
4.95% (B), 06/20/2020 (J)	540,000	550,850
Barrick North America Finance LLC
4.40%, 05/30/2021	66,000	72,297
Baxalta, Inc.
3.60%, 06/23/2022	185,000	194,359
4.00%, 06/23/2025	330,000	352,197
5.25%, 06/23/2045	28,000	33,126
Bayer US Finance LLC
3.38%, 10/08/2024 (D)	200,000	206,501
BB&T Corp.
1.60%, 08/15/2017, MTN	31,000	31,103
2.45%, 01/15/2020, MTN	56,000	57,307
2.63%, 06/29/2020, MTN	270,000	278,796
6.85%, 04/30/2019, MTN	60,000	67,938
Becton Dickinson and Co.
2.68%, 12/15/2019	28,000	28,916
3.73%, 12/15/2024	382,000	414,284
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	344,000	348,127
BellSouth LLC
6.55%, 06/15/2034	423,000	505,727
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	46,094
3.50%, 02/01/2025 (I)	791,000	848,736
3.75%, 11/15/2023	293,000	319,859
4.50%, 02/01/2045	290,000	324,007
6.13%, 04/01/2036	75,000	99,618
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	123,586
4.40%, 05/15/2042	62,000	70,392
5.40%, 05/15/2018 (I)	200,000	213,431
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	851,000	884,346
3.13%, 03/15/2026	360,000	378,382
3.40%, 01/31/2022	106,000	114,797
3.75%, 08/15/2021 (I)	122,000	133,586
4.50%, 02/11/2043	130,000	150,600
Biogen, Inc.
3.63%, 09/15/2022	122,000	130,674
5.20%, 09/15/2045	322,000	378,754
BlackRock, Inc.
3.38%, 06/01/2022	50,000	53,729
3.50%, 03/18/2024	40,000	43,738
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (D)	33,000	33,452
5.88%, 03/15/2021 (D)	120,000	138,946

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BMW US Capital LLC
2.25%, 09/15/2023 (D)	$ 180,000	$ 179,298
Boardwalk Pipelines, LP
4.95%, 12/15/2024	258,000	269,896
5.95%, 06/01/2026	232,000	256,492
Boston Gas Co.
4.49%, 02/15/2042 (D)	24,000	26,574
Boston Properties, LP
2.75%, 10/01/2026	84,000	82,744
3.65%, 02/01/2026	509,000	538,342
3.80%, 02/01/2024	175,000	187,079
3.85%, 02/01/2023	160,000	171,010
Branch Banking & Trust Co.
2.85%, 04/01/2021	520,000	542,043
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	152,533
3.88%, 08/15/2022	340,000	356,404
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	86,101
Buckeye Partners, LP
4.15%, 07/01/2023	51,000	51,951
4.35%, 10/15/2024	60,000	60,892
4.88%, 02/01/2021	220,000	237,014
5.85%, 11/15/2043	100,000	102,652
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	85,000	85,526
3.50%, 11/24/2020	55,000	57,525
8.50%, 06/15/2019	130,000	152,328
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	208,317
3.05%, 03/15/2022 - 09/01/2022	216,000	229,054
3.45%, 09/15/2021	40,000	43,125
3.90%, 08/01/2046	505,000	539,845
4.10%, 06/01/2021	140,000	154,538
4.15%, 04/01/2045	85,000	93,615
4.40%, 03/15/2042	50,000	55,964
4.45%, 03/15/2043	50,000	56,737
5.15%, 09/01/2043	231,000	287,274
5.40%, 06/01/2041	60,000	76,697
7.95%, 08/15/2030	200,000	302,666
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	253,241
3.38%, 02/15/2023	1,145,000	1,176,239
Capital One Financial Corp.
3.20%, 02/05/2025 (I)	175,000	178,391
3.75%, 04/24/2024 - 07/28/2026	585,000	592,887
4.20%, 10/29/2025	275,000	286,905
Capital One NA
2.35%, 08/17/2018	955,000	966,622
2.40%, 09/05/2019	300,000	304,744
Cardinal Health, Inc.
3.75%, 09/15/2025	68,000	73,642
4.90%, 09/15/2045	60,000	70,667
Cargill, Inc.
3.30%, 03/01/2022 (D)	110,000	116,977
Caterpillar Financial Services Corp.
1.70%, 06/16/2018, MTN	150,000	151,080
2.10%, 06/09/2019, MTN	43,000	43,752
2.75%, 08/20/2021, MTN	60,000	62,717
2.85%, 06/01/2022, MTN (I)	77,000	80,845
3.75%, 11/24/2023, MTN (I)	121,000	133,347
7.15%, 02/15/2019, MTN	100,000	113,283
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,123
2.60%, 06/26/2022	31,000	32,115

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CBS Corp.
2.90%, 01/15/2027	$ 195,000	$ 190,123
3.70%, 08/15/2024	173,000	181,103
4.00%, 01/15/2026	83,000	88,031
4.60%, 01/15/2045	335,000	343,773
4.85%, 07/01/2042	100,000	104,507
4.90%, 08/15/2044	68,000	72,263
Celgene Corp.
2.13%, 08/15/2018	74,000	74,791
3.25%, 08/15/2022	20,000	20,991
3.63%, 05/15/2024	186,000	195,769
3.88%, 08/15/2025	340,000	363,531
5.00%, 08/15/2045	309,000	347,908
Centel Capital Corp.
9.00%, 10/15/2019	25,000	28,956
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	140,385
CF Industries, Inc.
4.95%, 06/01/2043	50,000	46,812
5.38%, 03/15/2044	210,000	207,338
7.13%, 05/01/2020	200,000	230,263
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020 (D)	180,000	188,136
4.46%, 07/23/2022 (D)	303,000	326,956
4.91%, 07/23/2025 (D)	1,215,000	1,340,212
6.38%, 10/23/2035 (D)	89,000	104,822
6.48%, 10/23/2045 (D)	165,000	199,538
6.83%, 10/23/2055 (D)	120,000	144,270
Chevron Corp.
2.10%, 05/16/2021	990,000	1,006,370
2.36%, 12/05/2022	233,000	237,219
2.42%, 11/17/2020	335,000	344,450
2.57%, 05/16/2023	200,000	204,803
3.19%, 06/24/2023	74,000	78,821
Chubb INA Holdings, Inc.
2.30%, 11/03/2020	90,000	92,340
2.88%, 11/03/2022	191,000	200,647
3.15%, 03/15/2025	131,000	138,434
3.35%, 05/03/2026	63,000	67,458
Cigna Corp.
4.00%, 02/15/2022	480,000	521,852
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	201,200
2.20%, 02/28/2021	1,120,000	1,145,963
2.95%, 02/28/2026	117,000	123,258
3.00%, 06/15/2022	222,000	237,741
Citigroup, Inc.
1.70%, 04/27/2018	300,000	300,325
1.75%, 05/01/2018	112,000	112,162
1.80%, 02/05/2018	169,000	169,426
2.15%, 07/30/2018	82,000	82,727
2.35%, 08/02/2021	502,000	503,953
2.40%, 02/18/2020	135,000	136,688
2.50%, 09/26/2018 - 07/29/2019	410,000	417,290
2.70%, 03/30/2021	290,000	296,294
3.40%, 05/01/2026	490,000	506,258
3.70%, 01/12/2026	565,000	596,316
3.88%, 03/26/2025	100,000	103,201
4.13%, 07/25/2028	643,000	653,692
4.30%, 11/20/2026	460,000	482,443
4.40%, 06/10/2025	408,000	431,987
4.45%, 09/29/2027	325,000	340,104
4.60%, 03/09/2026	415,000	443,207
4.75%, 05/18/2046	400,000	419,470
5.50%, 09/13/2025	115,000	131,150
5.80% (B), 11/15/2019 (I) (J)	195,000	196,678
5.88% (B), 03/27/2020 (I) (J)	395,000	398,989

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citizens Financial Group, Inc.
2.38%, 07/28/2021	$ 219,000	$ 219,767
4.30%, 12/03/2025	60,000	62,956
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	53,173
8.88%, 11/15/2018	70,000	80,133
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	238,436
CMS Energy Corp.
8.75%, 06/15/2019	50,000	59,144
CNA Financial Corp.
7.35%, 11/15/2019	200,000	230,592
Coca-Cola Co.
2.55%, 06/01/2026	470,000	481,233
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	104,310
Comcast Corp.
1.63%, 01/15/2022	325,000	322,284
2.35%, 01/15/2027	145,000	143,070
2.75%, 03/01/2023	53,000	54,918
3.20%, 07/15/2036	200,000	195,620
3.40%, 07/15/2046	365,000	354,817
4.20%, 08/15/2034	278,000	307,387
4.25%, 01/15/2033	139,000	154,384
4.60%, 08/15/2045	555,000	640,999
4.75%, 03/01/2044	530,000	623,587
6.45%, 03/15/2037	60,000	82,838
6.50%, 11/15/2035	210,000	291,266
7.05%, 03/15/2033	90,000	127,665
Comerica, Inc.
3.80%, 07/22/2026	180,000	185,542
Commonwealth Edison Co.
2.55%, 06/15/2026	275,000	278,547
3.65%, 06/15/2046	81,000	82,911
4.35%, 11/15/2045	250,000	285,551
ConAgra Foods, Inc.
2.10%, 03/15/2018	21,000	21,167
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,517
3.35%, 11/15/2024 - 05/15/2025 (I)	360,000	368,864
4.20%, 03/15/2021 (I)	172,000	186,165
4.95%, 03/15/2026 (I)	820,000	924,277
ConocoPhillips Holding Co.
6.95%, 04/15/2029	130,000	165,314
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	325,000	340,333
4.20%, 03/15/2042	25,000	27,344
4.50%, 12/01/2045	330,000	379,391
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,394
3.25%, 08/15/2046	52,000	51,165
4.35%, 08/31/2064	32,000	36,069
5.65%, 04/15/2020	110,000	124,831
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	36,628	39,192
Costco Wholesale Corp.
2.25%, 02/15/2022	142,000	146,111
Cox Communications, Inc.
3.25%, 12/15/2022 (D)	140,000	140,973
3.35%, 09/15/2026 (D)	67,000	67,540
4.80%, 02/01/2035 (D)	250,000	247,732
Crown Castle International Corp.
2.25%, 09/01/2021	96,000	95,922
3.40%, 02/15/2021	155,000	162,214
3.70%, 06/15/2026	254,000	265,024
4.45%, 02/15/2026	276,000	303,124
4.88%, 04/15/2022	150,000	167,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Crown Castle Towers LLC
3.22%, 05/15/2042 (D)	$ 104,000	$ 107,224
CSX Corp.
3.40%, 08/01/2024	200,000	214,390
3.95%, 05/01/2050	46,000	45,929
4.25%, 06/01/2021	23,000	25,355
4.75%, 05/30/2042	27,000	30,947
6.00%, 10/01/2036, MTN	70,000	90,217
7.90%, 05/01/2017	95,000	98,663
CVS Health Corp.
2.13%, 06/01/2021	1,020,000	1,030,353
2.75%, 12/01/2022	80,000	82,369
2.88%, 06/01/2026	732,000	742,846
3.88%, 07/20/2025	474,000	516,005
4.00%, 12/05/2023	138,000	152,000
5.30%, 12/05/2043	47,000	58,278
CVS Pass-Through Trust
4.70%, 01/10/2036 (D)	64,839	71,332
5.93%, 01/10/2034 (D)	49,334	58,336
6.20%, 10/10/2025 (D)	111,701	124,500
Daimler Finance North America LLC
2.25%, 09/03/2019 (D)	150,000	152,329
2.25%, 03/02/2020 (D) (I)	465,000	471,970
2.38%, 08/01/2018 (D)	151,000	153,271
2.45%, 05/18/2020 (D)	640,000	653,510
2.88%, 03/10/2021 (D)	250,000	260,349
Danaher Corp.
2.40%, 09/15/2020	56,000	57,614
DDR Corp.
3.50%, 01/15/2021	475,000	492,574
3.63%, 02/01/2025	100,000	101,104
Deere & Co.
2.60%, 06/08/2022	15,000	15,567
3.90%, 06/09/2042	13,000	14,089
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	50,258
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	26,360	28,469
Devon Energy Corp.
3.25%, 05/15/2022 (I)	364,000	361,398
4.75%, 05/15/2042	24,000	22,374
5.00%, 06/15/2045	145,000	141,061
Devon Financing Co. LLC
7.88%, 09/30/2031	180,000	222,981
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	52,220
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (D)	583,000	609,305
5.45%, 06/15/2023 (D)	427,000	457,512
6.02%, 06/15/2026 (D)	293,000	321,217
8.35%, 07/15/2046 (D)	80,000	95,788
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	113,000	78,415
Discover Bank
3.20%, 08/09/2021	850,000	876,936
4.20%, 08/08/2023	350,000	376,675
4.25%, 03/13/2026	250,000	267,137
Discovery Communications LLC
3.30%, 05/15/2022	190,000	195,017
4.38%, 06/15/2021	137,000	148,983
4.95%, 05/15/2042	50,000	47,340
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	102,697
2.80%, 11/15/2020	59,000	61,044
4.60%, 12/15/2044	150,000	161,538

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dominion Resources, Inc.
2.00%, 08/15/2021	$ 130,000	$ 129,690
2.85%, 08/15/2026	252,000	250,649
3.63%, 12/01/2024	310,000	328,286
3.90%, 10/01/2025	285,000	306,629
4.10% (K), 04/01/2021	290,000	310,591
4.70%, 12/01/2044	190,000	210,112
4.90%, 08/01/2041	11,000	12,295
5.25%, 08/01/2033	90,000	101,852
6.30%, 03/15/2033	50,000	61,935
Dow Chemical Co.
3.00%, 11/15/2022	38,000	39,479
4.13%, 11/15/2021	38,000	41,580
5.25%, 11/15/2041	17,000	19,199
8.55%, 05/15/2019	40,000	46,914
8.85%, 09/15/2021	190,000	241,158
DTE Electric Co.
2.65%, 06/15/2022	13,000	13,421
3.70%, 03/15/2045	123,000	130,020
3.95%, 06/15/2042	20,000	21,831
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,617
3.50%, 06/01/2024	111,000	118,240
3.85%, 12/01/2023	64,000	69,916
Duke Energy Carolinas LLC
3.88%, 03/15/2046	190,000	200,736
3.90%, 06/15/2021	100,000	109,568
4.25%, 12/15/2041	17,000	18,886
6.00%, 12/01/2028	100,000	130,764
Duke Energy Corp.
2.65%, 09/01/2026	160,000	157,003
3.05%, 08/15/2022	360,000	376,322
3.75%, 04/15/2024	150,000	161,982
3.95%, 10/15/2023	300,000	328,166
Duke Energy Florida LLC
5.90%, 03/01/2033	60,000	74,623
Duke Energy Indiana LLC
3.75%, 05/15/2046	290,000	300,454
Duke Energy Ohio, Inc.
3.80%, 09/01/2023 (I)	136,000	149,451
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	33,643
3.00%, 09/15/2021	67,000	70,883
3.25%, 08/15/2025	106,000	113,697
3.70%, 10/15/2046	113,000	116,453
4.15%, 12/01/2044	450,000	492,489
4.20%, 08/15/2045	130,000	144,316
4.38%, 03/30/2044	44,000	49,850
5.70%, 04/01/2035	100,000	127,884
Duke Realty, LP
3.25%, 06/30/2026	276,000	282,142
3.88%, 02/15/2021	500,000	533,553
4.38%, 06/15/2022	146,000	159,700
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	44,000	45,672
5.60%, 12/15/2036	40,000	48,706
6.00%, 07/15/2018	30,000	32,418
Eaton Corp.
1.50%, 11/02/2017	27,000	27,067
4.00%, 11/02/2032	21,000	22,492
5.80%, 03/15/2037	130,000	157,513
6.95%, 03/20/2019	60,000	67,697
eBay, Inc.
2.60%, 07/15/2022	450,000	453,628
3.45%, 08/01/2024 (I)	139,000	144,329
Ecolab, Inc.
1.45%, 12/08/2017	103,000	103,196
2.25%, 01/12/2020	80,000	81,497

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ecolab, Inc. (continued)
3.25%, 01/14/2023	$ 66,000	$ 68,745
5.50%, 12/08/2041	110,000	137,256
Edison International
2.95%, 03/15/2023	550,000	568,150
Energy Transfer Partners, LP
3.60%, 02/01/2023	166,000	163,369
4.05%, 03/15/2025	118,000	117,036
5.15%, 02/01/2043 - 03/15/2045	351,000	323,551
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	234,537
5.05%, 04/01/2045	58,000	51,343
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	164,475
3.50%, 04/01/2026	61,000	66,136
3.75%, 02/15/2021	130,000	139,755
Entergy Corp.
2.95%, 09/01/2026	285,000	285,464
4.00%, 07/15/2022	285,000	309,161
Entergy Louisiana LLC
2.40%, 10/01/2026 (H)	548,000	542,803
3.05%, 06/01/2031	107,000	109,860
Entergy Mississippi, Inc.
2.85%, 06/01/2028	251,000	256,607
Enterprise Products Operating LLC
2.55%, 10/15/2019	600,000	610,778
3.35%, 03/15/2023 (I)	204,000	208,744
3.75%, 02/15/2025	193,000	200,014
3.90%, 02/15/2024	650,000	679,859
3.95%, 02/15/2027	245,000	256,727
4.85%, 03/15/2044	130,000	135,103
4.90%, 05/15/2046	531,000	558,089
4.95%, 10/15/2054	35,000	35,386
5.10%, 02/15/2045	65,000	69,905
5.75%, 03/01/2035	100,000	112,497
5.95%, 02/01/2041	36,000	41,699
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	46,919
4.10%, 02/01/2021 (I)	80,000	86,197
Equifax, Inc.
2.30%, 06/01/2021	59,000	59,616
Equity Commonwealth
6.65%, 01/15/2018	110,000	113,793
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (D)	285,000	310,120
5.25%, 10/01/2020 (D)	8,000	8,987
5.63%, 03/15/2042 (D)	37,000	44,762
6.70%, 06/01/2034 (D)	44,000	58,366
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,654
3.00%, 04/15/2023	150,000	153,761
4.63%, 12/15/2021	19,000	21,331
Exelon Corp.
2.45%, 04/15/2021	55,000	56,098
3.40%, 04/15/2026	508,000	528,738
3.95%, 06/15/2025	245,000	264,261
4.45%, 04/15/2046	50,000	53,711
Exelon Generation Co. LLC
2.95%, 01/15/2020	525,000	541,110
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	51,800
3.40%, 03/01/2027	305,000	306,732
3.50%, 06/15/2024	90,000	93,820
4.50%, 02/25/2026	304,000	333,438
4.80%, 07/15/2046	222,000	230,607
Exxon Mobil Corp.
2.40%, 03/06/2022	144,000	147,619
2.73%, 03/01/2023	1,306,000	1,352,278
4.11%, 03/01/2046	128,000	143,078

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
FedEx Corp.
3.90%, 02/01/2035	$ 73,000	$ 75,117
4.10%, 02/01/2045	240,000	248,875
4.55%, 04/01/2046	70,000	77,755
Fifth Third Bancorp
2.88%, 07/27/2020	205,000	212,534
Fifth Third Bank
2.38%, 04/25/2019	300,000	306,082
3.85%, 03/15/2026	420,000	447,612
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (D)	500,000	536,166
Florida Power & Light Co.
3.13%, 12/01/2025	615,000	657,813
4.95%, 06/01/2035	70,000	85,052
5.13%, 06/01/2041	30,000	37,874
5.63%, 04/01/2034	100,000	129,374
Fluor Corp.
3.38%, 09/15/2021	149,000	159,174
Ford Motor Co.
7.45%, 07/16/2031	100,000	132,270
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	200,000	200,145
2.24%, 06/15/2018	200,000	201,597
2.38%, 01/16/2018 - 03/12/2019	400,000	404,047
2.46%, 03/27/2020	250,000	252,332
2.88%, 10/01/2018	200,000	203,824
3.00%, 06/12/2017	200,000	202,114
3.20%, 01/15/2021	625,000	641,638
3.66%, 09/08/2024	985,000	1,015,128
4.13%, 08/04/2025	210,000	221,556
4.25%, 02/03/2017	200,000	201,919
4.38%, 08/06/2023	300,000	322,509
4.39%, 01/08/2026, MTN (I)	860,000	917,488
Forest Laboratories LLC
4.88%, 02/15/2021 (D)	205,000	227,646
5.00%, 12/15/2021 (D)	269,000	301,057
Freeport Minerals Corp.
7.13%, 11/01/2027	200,000	205,000
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	81,000	80,696
3.55%, 03/01/2022	170,000	154,700
3.88%, 03/15/2023	28,000	25,128
5.40%, 11/14/2034	260,000	215,800
5.45%, 03/15/2043	147,000	117,968
Gap, Inc.
5.95%, 04/12/2021 (I)	63,000	67,195
General Electric Co.
2.10%, 12/11/2019	86,000	88,100
2.20%, 01/09/2020, MTN	172,000	176,337
2.30%, 04/27/2017, MTN	187,000	188,289
2.70%, 10/09/2022	64,000	66,689
3.10%, 01/09/2023, MTN	158,000	167,854
3.15%, 09/07/2022, MTN	250,000	265,774
3.38%, 03/11/2024	262,000	284,033
4.13%, 10/09/2042	305,000	333,787
4.38%, 09/16/2020, MTN	104,000	115,229
4.50%, 03/11/2044	940,000	1,082,156
4.65%, 10/17/2021, MTN	222,000	252,928
5.50%, 01/08/2020, MTN	60,000	67,794
5.63%, 09/15/2017 - 05/01/2018, MTN	240,000	254,058
6.00%, 08/07/2019, MTN	101,000	114,124
6.75%, 03/15/2032, MTN	72,000	101,185
General Motors Co.
4.88%, 10/02/2023	60,000	65,005
5.20%, 04/01/2045	115,000	119,621

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Co. (continued)
6.25%, 10/02/2043	$ 40,000	$ 47,210
6.60%, 04/01/2036	140,000	168,445
General Motors Financial Co., Inc.
3.10%, 01/15/2019	585,000	596,307
3.20%, 07/13/2020 - 07/06/2021	770,000	782,898
3.25%, 05/15/2018	20,000	20,354
3.70%, 11/24/2020 - 05/09/2023	1,440,000	1,470,222
4.00%, 01/15/2025	180,000	181,700
4.20%, 03/01/2021	440,000	463,039
Georgia Power Co.
3.25%, 04/01/2026	49,000	52,074
Gilead Sciences, Inc.
2.95%, 03/01/2027	665,000	671,995
3.25%, 09/01/2022	55,000	58,403
3.65%, 03/01/2026	225,000	242,172
3.70%, 04/01/2024	465,000	500,584
4.00%, 09/01/2036	58,000	59,144
4.40%, 12/01/2021	120,000	134,053
4.50%, 02/01/2045	310,000	331,037
4.60%, 09/01/2035	102,000	112,143
4.75%, 03/01/2046	200,000	223,510
4.80%, 04/01/2044	45,000	50,221
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	650,000	648,492
2.38%, 01/22/2018	565,000	571,244
2.60%, 04/23/2020	186,000	189,042
2.63%, 01/31/2019 - 04/25/2021	711,000	723,427
2.75%, 09/15/2020	316,000	323,687
2.88%, 02/25/2021	80,000	82,051
3.50%, 01/23/2025	1,267,000	1,310,311
3.63%, 01/22/2023	810,000	855,802
3.75%, 05/22/2025 - 02/25/2026	602,000	632,125
3.85%, 07/08/2024, MTN	427,000	453,363
4.00%, 03/03/2024	120,000	128,855
4.25%, 10/21/2025	195,000	205,217
4.75%, 10/21/2045	100,000	112,225
5.15%, 05/22/2045	458,000	499,455
5.25%, 07/27/2021	50,000	56,448
5.30% (B), 11/10/2026 (I) (J)	225,000	230,625
5.38%, 03/15/2020, MTN	606,000	671,047
5.38% (B), 05/10/2020 (J)	195,000	195,970
5.70% (B), 05/10/2019 (I) (J)	410,000	415,637
5.75%, 01/24/2022	160,000	185,846
5.95%, 01/18/2018	115,000	121,329
6.00%, 06/15/2020, MTN	220,000	250,220
7.50%, 02/15/2019, MTN	435,000	491,665
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	80,998
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (D)	39,000	38,848
3.48%, 06/15/2050 (D)	36,000	37,521
Guardian Life Global Funding
2.00%, 04/26/2021 (D)	150,000	151,331
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	250,000	242,229
Halliburton Co.
3.50%, 08/01/2023	107,000	110,445
3.80%, 11/15/2025	300,000	310,158
4.85%, 11/15/2035	157,000	168,279
7.60%, 08/15/2096 (D)	40,000	51,830
8.75%, 02/15/2021	100,000	125,070
Harris Corp.
2.70%, 04/27/2020	685,000	697,803
3.83%, 04/27/2025	295,000	312,285
4.85%, 04/27/2035	70,000	76,893
5.05%, 04/27/2045	190,000	217,601

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
HCP, Inc.
3.15%, 08/01/2022	$ 55,000	$ 55,737
3.40%, 02/01/2025	38,000	37,532
3.75%, 02/01/2019	200,000	207,044
3.88%, 08/15/2024	200,000	204,721
4.00%, 12/01/2022 - 06/01/2025	665,000	696,317
4.20%, 03/01/2024	127,000	132,039
4.25%, 11/15/2023	297,000	311,840
Hess Corp.
5.80%, 04/01/2047	310,000	317,177
7.88%, 10/01/2029	100,000	121,741
Historic TW, Inc.
6.63%, 05/15/2029	190,000	249,086
Home Depot, Inc.
2.13%, 09/15/2026	54,000	53,055
2.63%, 06/01/2022	150,000	155,763
3.00%, 04/01/2026	53,000	56,070
3.50%, 09/15/2056	172,000	168,084
3.75%, 02/15/2024	110,000	121,852
4.25%, 04/01/2046	478,000	551,992
HP, Inc.
3.75%, 12/01/2020	25,000	26,337
4.30%, 06/01/2021	32,000	34,610
4.38%, 09/15/2021	60,000	64,715
4.65%, 12/09/2021	87,000	95,362
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	200,109
2.35%, 03/05/2020	583,000	588,062
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	270,000
Huntington National Bank
2.00%, 06/30/2018	250,000	251,971
2.20%, 11/06/2018	250,000	253,122
Hyundai Capital America
2.00%, 07/01/2019 (D)	64,000	64,348
2.40%, 10/30/2018 (D)	120,000	121,667
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	109,272
3.90%, 09/01/2042	192,000	212,004
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	125,499
4.55%, 03/15/2046	265,000	298,256
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	71,000	72,974
Intel Corp.
3.10%, 07/29/2022	15,000	16,021
3.30%, 10/01/2021	15,000	16,159
3.70%, 07/29/2025 (I)	104,000	115,379
4.00%, 12/15/2032	181,000	198,425
4.10%, 05/19/2046	140,000	149,842
4.80%, 10/01/2041	33,000	38,873
4.90%, 07/29/2045	395,000	471,160
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	150,513
4.00%, 10/15/2023	115,000	126,342
International Business Machines Corp.
1.80%, 05/17/2019	100,000	101,440
2.25%, 02/19/2021	279,000	287,104
7.00%, 10/30/2025	50,000	67,679
International Lease Finance Corp.
3.88%, 04/15/2018	614,000	628,582
International Paper Co.
3.00%, 02/15/2027	150,000	149,826
7.30%, 11/15/2039	100,000	132,374
Intuit, Inc.
5.75%, 03/15/2017	120,000	122,441
ITC Holdings Corp.
3.25%, 06/30/2026	150,000	152,276

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ITC Holdings Corp. (continued)
3.65%, 06/15/2024	$ 205,000	$ 215,581
5.30%, 07/01/2043	165,000	195,576
6.05%, 01/31/2018 (D)	146,000	153,832
Jackson National Life Global Funding
1.88%, 10/15/2018 (D)	113,000	114,059
2.25%, 04/29/2021 (D)	730,000	739,648
3.05%, 04/29/2026 (D)	81,000	82,331
4.70%, 06/01/2018 (D)	100,000	105,134
JB Hunt Transport Services, Inc.
3.30%, 08/15/2022 (I)	535,000	559,298
Jefferies Group LLC
6.88%, 04/15/2021	245,000	285,837
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (D)	320,000	340,765
John Deere Capital Corp.
1.20%, 10/10/2017	41,000	41,017
1.35%, 01/16/2018, MTN	63,000	63,148
1.60%, 07/13/2018, MTN	179,000	180,033
1.70%, 01/15/2020	30,000	30,082
2.38%, 07/14/2020, MTN	215,000	220,105
2.45%, 09/11/2020, MTN	163,000	167,915
2.75%, 03/15/2022, MTN	25,000	26,001
2.80%, 03/04/2021, MTN (I)	1,125,000	1,172,995
3.15%, 10/15/2021, MTN	20,000	21,241
3.35%, 06/12/2024, MTN	112,000	120,162
3.40%, 09/11/2025, MTN (I)	54,000	58,644
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	73,157	84,757
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	24,590
3.75%, 12/01/2021	36,000	38,849
4.25%, 03/01/2021	40,000	42,995
4.95%, 07/02/2064	147,000	153,596
5.00%, 03/30/2020	60,000	65,891
5.25%, 12/01/2041	75,000	86,583
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	47,831
5.30%, 10/01/2041	60,000	69,774
Kentucky Utilities Co.
4.38%, 10/01/2045	115,000	131,594
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	223,283
KeyBank NA
3.40%, 05/20/2026, MTN	405,000	413,907
KeyCorp
2.90%, 09/15/2020, MTN	84,000	87,203
5.10%, 03/24/2021, MTN	141,000	159,173
KeySpan Gas East Corp.
2.74%, 08/15/2026 (D)	402,000	406,897
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	117,224
Kimco Realty Corp.
3.13%, 06/01/2023	555,000	570,554
3.20%, 05/01/2021	175,000	182,735
Kinder Morgan Energy Partners, LP
5.00%, 08/15/2042	45,000	42,687
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (D)	675,000	707,884
Kohl’s Corp.
5.55%, 07/17/2045	60,000	58,830
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	362,714
3.50%, 06/06/2022	101,000	107,313
3.95%, 07/15/2025	243,000	262,911
4.38%, 06/01/2046	465,000	491,982
5.00%, 06/04/2042	145,000	166,603

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kraft Heinz Foods Co. (continued)
5.20%, 07/15/2045	$ 369,000	$ 436,389
6.13%, 08/23/2018	65,000	70,530
6.50%, 02/09/2040	100,000	134,218
6.88%, 01/26/2039	164,000	227,639
Kroger Co.
2.20%, 01/15/2017	15,000	15,045
3.30%, 01/15/2021	147,000	155,274
3.40%, 04/15/2022	95,000	100,771
3.85%, 08/01/2023	190,000	205,961
3.88%, 10/15/2046 (H)	310,000	311,946
4.00%, 02/01/2024	90,000	99,091
6.15%, 01/15/2020	30,000	34,095
7.50%, 04/01/2031	230,000	325,516
8.00%, 09/15/2029	125,000	180,750
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	143,718
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	117,650
4.75%, 03/15/2026	78,000	84,279
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (D)	100,000	111,403
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (D)	220,000	279,467
Liberty Property, LP
3.25%, 10/01/2026	54,000	54,413
3.38%, 06/15/2023	40,000	41,212
4.40%, 02/15/2024	95,000	103,739
Lincoln National Corp.
4.00%, 09/01/2023	100,000	106,594
4.20%, 03/15/2022	206,000	222,928
Lockheed Martin Corp.
2.90%, 03/01/2025	135,000	139,218
3.10%, 01/15/2023	73,000	76,981
3.55%, 01/15/2026	135,000	145,879
3.80%, 03/01/2045	180,000	183,467
4.07%, 12/15/2042	108,000	115,693
4.50%, 05/15/2036	250,000	284,487
4.70%, 05/15/2046	315,000	374,258
4.85%, 09/15/2041	12,000	14,158
6.15%, 09/01/2036	89,000	119,764
Louisville Gas & Electric Co.
4.38%, 10/01/2045	60,000	68,770
Lowe’s Cos., Inc.
3.13%, 09/15/2024	50,000	53,410
3.38%, 09/15/2025	179,000	192,967
4.38%, 09/15/2045	165,000	187,065
4.65%, 04/15/2042	43,000	50,120
5.13%, 11/15/2041	13,000	16,022
5.50%, 10/15/2035	110,000	138,978
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	405,000	395,833
4.30%, 02/15/2043	205,000	173,770
4.50%, 12/15/2034	34,000	31,928
5.13%, 01/15/2042	8,000	7,531
6.38%, 03/15/2037	150,000	161,171
6.70%, 07/15/2034	69,000	75,953
7.45%, 07/15/2017	40,000	41,861
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	59,269
4.25%, 02/01/2021 - 09/15/2046	349,000	366,547
5.00%, 03/01/2026	250,000	284,813
5.15%, 10/15/2043	212,000	234,048
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	263,998
Marathon Oil Corp.
2.80%, 11/01/2022 (I)	100,000	92,616

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Marathon Petroleum Corp.
3.63%, 09/15/2024	$ 96,000	$ 96,719
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	194,383
3.30%, 03/14/2023	25,000	26,204
3.50%, 03/10/2025	93,000	98,233
Masco Corp.
3.50%, 04/01/2021	150,000	155,250
4.38%, 04/01/2026	180,000	189,450
Massachusetts Electric Co.
4.00%, 08/15/2046 (D)	358,000	372,290
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (D)	33,000	38,916
7.63%, 11/15/2023 (D)	250,000	304,943
MassMutual Global Funding II
2.00%, 04/05/2017 - 04/15/2021 (D)	560,000	562,610
2.10%, 08/02/2018 (D)	112,000	113,730
2.50%, 10/17/2022 (D) (I)	100,000	101,686
McDonald’s Corp.
2.75%, 12/09/2020, MTN	65,000	67,448
3.70%, 02/15/2042, MTN	205,000	203,174
4.70%, 12/09/2035, MTN	39,000	44,170
4.88%, 12/09/2045, MTN	170,000	197,297
6.30%, 10/15/2037, MTN	71,000	93,881
McKesson Corp.
3.80%, 03/15/2024	500,000	539,217
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	258,039
4.60%, 06/01/2044	70,000	74,725
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	97,024
Medtronic, Inc.
3.15%, 03/15/2022	790,000	839,994
4.38%, 03/15/2035	159,000	180,176
4.63%, 03/15/2045	220,000	258,497
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	88,486
2.40%, 09/15/2022	41,000	42,184
2.75%, 02/10/2025	150,000	155,439
3.70%, 02/10/2045	305,000	322,840
MetLife, Inc.
3.00%, 03/01/2025	290,000	295,084
4.05%, 03/01/2045	55,000	54,556
4.13%, 08/13/2042	440,000	437,863
4.60%, 05/13/2046	125,000	135,268
4.72%, 12/15/2044	65,000	70,418
4.75%, 02/08/2021	350,000	391,810
5.25% (B), 06/15/2020 (J)	485,000	487,425
6.40%, 12/15/2066	60,000	66,413
Metropolitan Edison Co.
4.00%, 04/15/2025 (D)	85,000	88,703
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (D)	100,000	100,275
2.00%, 04/14/2020 (D)	180,000	181,894
3.00%, 01/10/2023 (D)	150,000	154,695
3.65%, 06/14/2018 (D)	120,000	124,617
3.88%, 04/11/2022 (D)	300,000	325,812
Microsoft Corp.
0.88%, 11/15/2017	22,000	22,001
2.38%, 02/12/2022 - 05/01/2023	347,000	355,706
2.40%, 08/08/2026	425,000	425,360
3.50%, 02/12/2035	68,000	69,616
3.63%, 12/15/2023	107,000	117,482
3.70%, 08/08/2046	790,000	799,626
3.75%, 02/12/2045	580,000	588,662
3.95%, 08/08/2056	88,000	89,155
4.00%, 02/12/2055	71,000	72,653
4.45%, 11/03/2045	95,000	108,006

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MidAmerican Energy Co.
3.50%, 10/15/2024	$ 122,000	$ 133,042
5.95%, 07/15/2017	70,000	72,678
Mississippi Power Co.
4.25%, 03/15/2042	99,000	92,575
Molson Coors Brewing Co.
2.10%, 07/15/2021	175,000	176,611
3.00%, 07/15/2026	345,000	347,389
4.20%, 07/15/2046	55,000	57,307
Mondelez International, Inc.
4.00%, 02/01/2024	350,000	383,882
Monsanto Co.
4.70%, 07/15/2064	18,000	17,190
Morgan Stanley
1.88%, 01/05/2018	99,000	99,404
2.38%, 07/23/2019, MTN	355,000	361,172
2.50%, 04/21/2021, MTN	310,000	313,876
2.65%, 01/27/2020	444,000	453,707
2.80%, 06/16/2020	1,359,000	1,394,155
3.13%, 07/27/2026, MTN	445,000	447,661
3.70%, 10/23/2024, MTN	312,000	329,209
3.88%, 04/29/2024	435,000	465,228
3.95%, 04/23/2027	365,000	379,107
4.00%, 07/23/2025, MTN	531,000	571,016
4.30%, 01/27/2045	329,000	352,173
4.35%, 09/08/2026, MTN	300,000	320,281
5.00%, 11/24/2025	334,000	372,644
5.45% (B), 07/15/2019 (J)	735,000	737,455
5.50%, 07/28/2021, MTN	620,000	707,127
5.63%, 09/23/2019, MTN	470,000	520,506
5.95%, 12/28/2017, MTN	100,000	105,294
6.63%, 04/01/2018, MTN	100,000	107,148
7.30%, 05/13/2019, MTN	470,000	534,157
Mosaic Co.
3.75%, 11/15/2021	70,000	74,003
4.25%, 11/15/2023 (I)	137,000	145,691
4.88%, 11/15/2041	13,000	12,943
5.45%, 11/15/2033	255,000	277,060
5.63%, 11/15/2043	140,000	150,321
MPLX, LP
4.00%, 02/15/2025	70,000	68,985
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	11,000	11,127
3.00%, 02/10/2025	105,000	107,063
MUFG Union Bank NA
2.63%, 09/26/2018	275,000	280,107
Mylan, Inc.
2.60%, 06/24/2018 (I)	155,000	157,196
3.13%, 01/15/2023 (D)	220,000	218,112
5.40%, 11/29/2043	40,000	42,942
Nabors Industries, Inc.
4.63%, 09/15/2021	170,000	160,202
5.00%, 09/15/2020	110,000	108,397
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,878
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/2023	405,000	421,645
2.85%, 01/27/2025	235,000	244,567
National Semiconductor Corp.
6.60%, 06/15/2017	60,000	62,399
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (D)	250,000	359,717
9.38%, 08/15/2039 (D)	80,000	126,135
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	166,904

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nevada Power Co.
5.45%, 05/15/2041	$ 40,000	$ 50,712
6.50%, 08/01/2018	25,000	27,298
6.65%, 04/01/2036	100,000	139,532
7.13%, 03/15/2019	50,000	56,975
New York Life Global Funding
1.55%, 11/02/2018 (D)	286,000	287,467
2.00%, 04/13/2021 (D)	230,000	232,112
2.15%, 06/18/2019 (D)	255,000	260,309
2.35%, 07/14/2026 (D)	75,000	74,554
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	108,073
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (D)	141,000	151,390
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	53,522
4.80%, 02/15/2044	280,000	316,376
5.65%, 02/01/2045	89,000	112,709
5.80%, 02/01/2042	67,000	83,611
6.80%, 01/15/2019	80,000	89,082
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (D)	214,000	215,267
1.90%, 09/14/2021 (D) (I)	78,000	77,789
Noble Energy, Inc.
4.15%, 12/15/2021	90,000	95,698
5.05%, 11/15/2044	212,000	209,305
5.25%, 11/15/2043	335,000	340,997
5.63%, 05/01/2021	88,000	91,672
Nordstrom, Inc.
4.00%, 10/15/2021 (I)	21,000	22,522
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,683
3.85%, 01/15/2024	125,000	136,639
3.95%, 10/01/2042	25,000	25,876
6.00%, 05/23/2111	96,000	117,665
7.05%, 05/01/2037	100,000	141,489
Northern States Power Co.
6.25%, 06/01/2036	70,000	97,576
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	40,320
3.85%, 04/15/2045	260,000	269,772
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	119,328
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	160,096	181,709
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	82,780
3.40%, 05/06/2024	165,000	180,557
Nucor Corp.
4.00%, 08/01/2023	70,000	75,437
5.20%, 08/01/2043	412,000	469,757
Occidental Petroleum Corp.
2.70%, 02/15/2023	88,000	89,743
3.40%, 04/15/2026	35,000	36,925
3.50%, 06/15/2025	68,000	72,399
4.63%, 06/15/2045	26,000	29,388
Oglethorpe Power Corp.
4.25%, 04/01/2046	330,000	348,428
4.55%, 06/01/2044	130,000	143,383
Ohio Power Co.
6.60%, 03/01/2033	65,000	84,768
Oklahoma Gas & Electric Co.
4.55%, 03/15/2044	135,000	154,283
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	165,000	166,981
2.95%, 04/01/2025	45,000	46,760
6.80%, 09/01/2018	50,000	54,979
7.00%, 09/01/2022	50,000	63,351

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ONEOK Partners, LP
3.20%, 09/15/2018	$ 105,000	$ 106,988
3.38%, 10/01/2022	30,000	30,270
4.90%, 03/15/2025 (I)	880,000	946,640
5.00%, 09/15/2023	65,000	70,511
6.65%, 10/01/2036	220,000	243,761
Oracle Corp.
1.90%, 09/15/2021	566,000	567,436
2.38%, 01/15/2019	91,000	93,306
2.40%, 09/15/2023	1,484,000	1,495,902
2.50%, 05/15/2022 - 10/15/2022	780,000	800,489
2.95%, 05/15/2025	400,000	413,173
3.63%, 07/15/2023	178,000	193,294
3.85%, 07/15/2036	280,000	290,740
3.90%, 05/15/2035	30,000	31,015
4.00%, 07/15/2046	135,000	139,497
4.13%, 05/15/2045	660,000	691,275
4.30%, 07/08/2034	323,000	350,300
6.13%, 07/08/2039	65,000	87,136
PACCAR Financial Corp.
1.60%, 03/15/2017, MTN	39,000	39,134
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	46,202
2.95%, 03/01/2026 (I)	115,000	119,779
3.25%, 09/15/2021	11,000	11,678
3.40%, 08/15/2024	410,000	439,758
3.50%, 06/15/2025	224,000	242,796
4.30%, 03/15/2045	355,000	398,179
4.45%, 04/15/2042	17,000	19,272
4.50%, 12/15/2041	48,000	54,572
4.75%, 02/15/2044	115,000	137,241
6.05%, 03/01/2034	170,000	226,697
8.25%, 10/15/2018	45,000	51,029
Pacific Life Insurance Co.
9.25%, 06/15/2039 (D)	175,000	272,365
PacifiCorp
2.95%, 02/01/2022	555,000	585,108
5.50%, 01/15/2019	50,000	54,528
6.25%, 10/15/2037	20,000	27,725
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	39,575
4.45%, 11/21/2044, MTN	37,000	43,740
PECO Energy Co.
2.38%, 09/15/2022	100,000	101,477
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	41,551
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (D)	26,000	26,381
3.38%, 02/01/2022 (D)	184,000	191,346
4.25%, 01/17/2023 (D)	150,000	158,222
4.88%, 07/11/2022 (D)	100,000	111,590
PepsiCo, Inc.
1.25%, 08/13/2017	86,000	86,182
3.10%, 07/17/2022	113,000	120,898
4.45%, 04/14/2046	200,000	236,804
4.60%, 07/17/2045	39,000	46,973
4.88%, 11/01/2040	17,000	20,673
Pfizer, Inc.
3.00%, 06/15/2023	190,000	202,376
Philip Morris International, Inc.
3.25%, 11/10/2024 (I)	590,000	628,972
4.13%, 03/04/2043	160,000	172,085
4.25%, 11/10/2044	440,000	487,335
Phillips 66
2.95%, 05/01/2017	21,000	21,189

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Phillips 66 (continued)
4.30%, 04/01/2022	$ 16,000	$ 17,588
4.88%, 11/15/2044	580,000	644,316
Piedmont Natural Gas Co., Inc.
3.64%, 11/01/2046	465,000	462,070
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	53,000	53,409
3.60%, 11/01/2024	175,000	169,567
3.65%, 06/01/2022	215,000	217,941
4.65%, 10/15/2025	400,000	414,345
4.90%, 02/15/2045	121,000	110,872
5.75%, 01/15/2020 (I)	700,000	766,597
PNC Bank NA
1.95%, 03/04/2019	445,000	450,679
6.88%, 04/01/2018	250,000	269,286
PNC Financial Services Group, Inc.
4.85% (B), 06/01/2023 (I) (J)	345,000	344,103
5.13%, 02/08/2020	100,000	111,091
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	52,946
6.65%, 03/15/2018	16,000	17,137
PPL Capital Funding, Inc.
3.10%, 05/15/2026	285,000	289,703
4.20%, 06/15/2022	50,000	54,792
6.70% (B), 03/30/2067 (I)	475,000	419,187
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	46,123
Praxair, Inc.
2.65%, 02/05/2025	65,000	66,941
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	171,607
4.20%, 06/15/2035	160,000	181,124
Pricoa Global Funding I
1.60%, 05/29/2018 (D)	422,000	423,714
2.20%, 05/16/2019 (D)	150,000	152,784
2.55%, 11/24/2020 (D)	235,000	241,547
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	176,737
Principal Life Global Funding II
2.25%, 10/15/2018 (D)	127,000	129,071
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	425,095
3.55%, 01/15/2024	1,505,000	1,670,255
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	23,044
7.00%, 10/30/2031	110,000	147,687
Progressive Corp.
2.45%, 01/15/2027	200,000	199,077
Prologis, LP
3.75%, 11/01/2025	282,000	303,393
4.25%, 08/15/2023	125,000	138,202
Protective Life Global Funding
1.72%, 04/15/2019 (D)	410,000	411,284
2.00%, 09/14/2021 (D)	210,000	209,645
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	85,054
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	204,062
3.50%, 05/15/2024, MTN	110,000	115,039
5.10%, 08/15/2043, MTN	340,000	379,377
5.20% (B), 03/15/2044	245,000	252,656
5.38%, 06/21/2020, MTN	385,000	432,183
Prudential Insurance Co. of America
8.30%, 07/01/2025 (D)	300,000	402,572
PSEG Power LLC
2.45%, 11/15/2018	50,000	50,868

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PSEG Power LLC (continued)
4.15%, 09/15/2021	$ 113,000	$ 120,834
4.30%, 11/15/2023	39,000	42,326
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	44,166
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	42,788
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	120,697
6.63%, 11/15/2037	80,000	106,093
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	418,000	416,562
3.65%, 09/01/2042, MTN	49,000	51,498
3.80%, 03/01/2046, MTN	210,000	228,281
Puget Sound Energy, Inc.
6.97% (B), 06/01/2067	405,000	354,428
Qualcomm, Inc.
4.80%, 05/20/2045	244,000	266,377
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	40,638
4.75%, 01/30/2020 (I)	160,000	174,079
Qwest Corp.
6.75%, 12/01/2021	67,000	74,621
Raytheon Co.
3.15%, 12/15/2024	56,000	60,227
Realty Income Corp.
3.25%, 10/15/2022	260,000	268,786
4.13%, 10/15/2026	195,000	209,928
Regions Financial Corp.
3.20%, 02/08/2021	118,000	122,668
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (D)	540,000	546,564
3.05%, 01/20/2021 (D)	104,000	107,055
Republic Services, Inc.
2.90%, 07/01/2026	49,000	49,679
3.55%, 06/01/2022	54,000	58,025
5.25%, 11/15/2021	80,000	92,256
5.50%, 09/15/2019	100,000	110,848
Reynolds American, Inc.
4.00%, 06/12/2022	396,000	430,197
4.45%, 06/12/2025	610,000	680,593
Roche Holdings, Inc.
3.35%, 09/30/2024 (D)	200,000	216,210
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	47,818
Ryder System, Inc.
2.50%, 03/01/2017 - 03/01/2018, MTN	23,000	23,178
2.88%, 09/01/2020, MTN	144,000	147,458
3.50%, 06/01/2017, MTN	121,000	122,815
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (D)	400,000	433,064
San Diego Gas & Electric Co.
2.50%, 05/15/2026	180,000	183,238
3.95%, 11/15/2041	33,000	35,978
6.00%, 06/01/2026	75,000	97,612
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (D)	154,000	165,082
4.00%, 12/21/2025 (D)	692,000	752,879
Sempra Energy
2.40%, 03/15/2020	250,000	254,715
2.88%, 10/01/2022	280,000	289,461
3.55%, 06/15/2024	118,000	124,653
4.05%, 12/01/2023	96,000	105,195
9.80%, 02/15/2019	140,000	165,739
SES Global Americas Holdings GP
2.50%, 03/25/2019 (D)	55,000	55,162

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sierra Pacific Power Co.
2.60%, 05/01/2026 (D)	$ 520,000	$ 526,822
Simon Property Group, LP
2.15%, 09/15/2017	158,000	159,054
3.50%, 09/01/2025	300,000	321,442
3.75%, 02/01/2024	250,000	270,531
4.13%, 12/01/2021	27,000	29,746
4.38%, 03/01/2021	60,000	66,068
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	27,413
Southern California Edison Co.
1.85%, 02/01/2022	60,500	60,683
2.40%, 02/01/2022	260,000	267,879
3.60%, 02/01/2045	205,000	213,963
3.88%, 06/01/2021	18,000	19,706
3.90%, 12/01/2041	50,000	53,633
4.05%, 03/15/2042	75,000	82,719
Southern Co.
2.15%, 09/01/2019	100,000	101,231
4.40%, 07/01/2046	240,000	258,960
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	48,270
3.25%, 06/15/2026	323,000	333,756
3.50%, 09/15/2021	182,000	192,070
3.95%, 10/01/2046	169,000	170,826
4.40%, 06/01/2043	79,000	85,079
5.25%, 08/15/2019	230,000	251,503
Southern Power Co.
4.15%, 12/01/2025	48,000	51,689
5.15%, 09/15/2041	220,000	238,340
5.25%, 07/15/2043	75,000	81,734
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	100,840
Southwestern Electric Power Co.
2.75%, 10/01/2026	200,000	199,775
3.90%, 04/01/2045	335,000	335,222
6.45%, 01/15/2019	50,000	55,074
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	81,338
6.00%, 10/01/2036	97,000	123,438
8.75%, 12/01/2018	80,000	92,201
Spectra Energy Capital LLC
3.30%, 03/15/2023	189,000	187,297
5.65%, 03/01/2020	190,000	205,244
7.50%, 09/15/2038	90,000	111,899
8.00%, 10/01/2019	100,000	115,408
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	72,285
3.50%, 03/15/2025 (I)	125,000	126,453
Starbucks Corp.
4.30%, 06/15/2045	105,000	124,116
State Street Corp.
2.55%, 08/18/2020	78,000	80,895
3.10%, 05/15/2023	72,000	74,802
3.55%, 08/18/2025	118,000	127,938
3.70%, 11/20/2023	231,000	253,010
5.25% (B), 09/15/2020 (J)	490,000	515,725
Stryker Corp.
3.50%, 03/15/2026	119,000	126,062
4.63%, 03/15/2046	215,000	241,151
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	37,395
4.40%, 04/01/2021	120,000	128,729
4.95%, 01/15/2043	309,000	296,882
5.30%, 04/01/2044	80,000	80,740
5.35%, 05/15/2045	688,000	702,910

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
SunTrust Bank
3.30%, 05/15/2026	$ 315,000	$ 321,335
7.25%, 03/15/2018	100,000	107,808
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,672
3.50%, 01/20/2017	130,000	130,659
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (D)	125,000	133,009
Synchrony Financial
2.70%, 02/03/2020	370,000	374,637
3.70%, 08/04/2026	344,000	341,551
4.25%, 08/15/2024	115,000	120,740
Sysco Corp.
2.50%, 07/15/2021	140,000	143,000
3.75%, 10/01/2025	78,000	83,932
Target Corp.
3.50%, 07/01/2024	77,000	84,188
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	116,705
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	125,000	126,191
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (D)	129,000	128,595
Texas Gas Transmission LLC
4.50%, 02/01/2021 (D)	155,000	160,617
Texas Health Resources
4.33%, 11/15/2055	250,000	279,274
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	37,452
Textron, Inc.
3.88%, 03/01/2025	130,000	136,931
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	423,000	419,795
3.15%, 01/15/2023	86,000	88,707
3.30%, 02/15/2022	465,000	487,289
3.60%, 08/15/2021	106,000	112,739
4.15%, 02/01/2024	161,000	174,937
Time Warner Cable LLC
5.00%, 02/01/2020	5,000	5,420
5.50%, 09/01/2041	339,000	361,851
6.55%, 05/01/2037	100,000	118,563
8.75%, 02/14/2019	105,000	121,092
Time Warner Cos., Inc.
7.57%, 02/01/2024	55,000	70,985
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	30,000	40,852
Time Warner, Inc.
3.60%, 07/15/2025	195,000	207,422
4.00%, 01/15/2022	400,000	436,768
4.75%, 03/29/2021	910,000	1,019,085
4.85%, 07/15/2045	365,000	408,019
4.90%, 06/15/2042	175,000	195,731
5.35%, 12/15/2043	30,000	35,695
5.38%, 10/15/2041	17,000	20,101
Toledo Edison Co.
6.15%, 05/15/2037	130,000	161,954
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	100,190
1.45%, 01/12/2018, MTN	129,000	129,484
2.10%, 01/17/2019, MTN	174,000	176,925
2.13%, 07/18/2019, MTN	90,000	91,663
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (D)	170,000	181,249
Travelers Cos., Inc.
3.75%, 05/15/2046	215,000	227,178
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	178,000	189,252

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tyson Foods, Inc.
3.95%, 08/15/2024	$ 340,000	$ 366,968
UDR, Inc.
2.95%, 09/01/2026, MTN	564,000	559,819
3.70%, 10/01/2020	155,000	163,324
Union Carbide Corp.
7.50%, 06/01/2025	40,000	50,086
7.75%, 10/01/2096	40,000	52,022
Union Pacific Corp.
2.95%, 01/15/2023	21,000	22,056
3.75%, 03/15/2024	100,000	110,374
4.15%, 01/15/2045	50,000	55,140
4.16%, 07/15/2022	87,000	97,747
4.30%, 06/15/2042	24,000	26,870
United Airlines Pass-Through Trust
2.88%, 04/07/2030	180,000	180,632
3.10%, 01/07/2030	85,000	86,921
3.45%, 01/07/2030	378,000	394,065
4.30%, 02/15/2027	60,444	65,884
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	30,119
United Technologies Corp.
4.15%, 05/15/2045	413,000	457,146
4.50%, 06/01/2042	336,000	389,162
UnitedHealth Group, Inc.
1.70%, 02/15/2019	73,000	73,485
2.75%, 02/15/2023	38,000	39,342
2.88%, 03/15/2023	150,000	156,468
3.10%, 03/15/2026	315,000	329,102
3.35%, 07/15/2022	73,000	78,388
3.38%, 11/15/2021	37,000	39,641
3.75%, 07/15/2025	230,000	252,577
3.95%, 10/15/2042	180,000	191,247
4.63%, 07/15/2035	308,000	357,671
4.75%, 07/15/2045	60,000	71,951
6.63%, 11/15/2037	100,000	142,621
US Bancorp
2.20%, 04/25/2019, MTN	200,000	204,104
2.38%, 07/22/2026, MTN	770,000	760,477
3.00%, 03/15/2022, MTN	33,000	34,961
3.10%, 04/27/2026, MTN	205,000	211,763
4.13%, 05/24/2021, MTN	37,000	41,005
US Bank NA
1.35%, 01/26/2018	300,000	300,477
2.13%, 10/28/2019	250,000	254,459
Ventas Realty, LP
3.50%, 02/01/2025	45,000	46,427
3.75%, 05/01/2024	88,000	92,506
4.13%, 01/15/2026	68,000	73,135
4.38%, 02/01/2045	30,000	30,334
Verizon Communications, Inc.
2.45%, 11/01/2022	340,000	345,304
2.63%, 02/21/2020 - 08/15/2026	1,848,000	1,851,872
3.50%, 11/01/2024	485,000	517,336
3.85%, 11/01/2042	619,000	589,175
4.13%, 08/15/2046	405,000	405,112
4.27%, 01/15/2036	127,000	132,322
4.40%, 11/01/2034	193,000	204,221
4.50%, 09/15/2020	384,000	421,389
4.52%, 09/15/2048	324,000	342,575
4.67%, 03/15/2055	413,000	434,447
4.86%, 08/21/2046	1,307,000	1,463,922
5.01%, 08/21/2054	59,000	65,150
5.05%, 03/15/2034	192,000	215,803
5.15%, 09/15/2023	1,021,000	1,189,390
5.85%, 09/15/2035	50,000	61,676

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Viacom, Inc.
3.13%, 06/15/2022	$ 50,000	$ 51,002
3.25%, 03/15/2023	44,000	43,724
4.25%, 09/01/2023	40,000	42,506
4.38%, 03/15/2043	249,000	228,597
6.88%, 04/30/2036	130,000	152,904
Virginia Electric & Power Co.
2.75%, 03/15/2023	100,000	103,839
2.95%, 01/15/2022	8,000	8,386
3.45%, 02/15/2024	21,000	22,736
4.45%, 02/15/2044	21,000	24,034
8.88%, 11/15/2038	70,000	118,437
Visa, Inc.
3.15%, 12/14/2025	990,000	1,045,768
4.30%, 12/14/2045	145,000	167,573
Voya Financial, Inc.
2.90%, 02/15/2018	161,000	164,022
3.65%, 06/15/2026	175,000	174,213
4.80%, 06/15/2046	75,000	74,840
Wachovia Corp.
5.75%, 02/01/2018, MTN	544,000	574,780
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	125,270
4.00%, 04/11/2043	315,000	351,304
4.30%, 04/22/2044	80,000	93,976
Walgreen Co.
4.40%, 09/15/2042	70,000	72,732
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	240,000	245,609
3.10%, 06/01/2023	490,000	505,409
3.80%, 11/18/2024	608,000	652,647
4.50%, 11/18/2034	195,000	207,229
Walt Disney Co.
3.00%, 02/13/2026	400,000	423,732
3.00%, 07/30/2046, MTN	270,000	253,035
Waste Management, Inc.
2.40%, 05/15/2023	439,000	443,382
3.13%, 03/01/2025	69,000	72,390
3.90%, 03/01/2035	26,000	27,722
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	154,590
Wells Fargo & Co.
2.10%, 07/26/2021	1,305,000	1,300,529
2.15%, 01/30/2020, MTN	245,000	246,783
2.50%, 03/04/2021	1,435,000	1,455,924
2.55%, 12/07/2020, MTN	796,000	811,621
2.60%, 07/22/2020, MTN	202,000	206,099
3.00%, 04/22/2026	430,000	434,043
3.30%, 09/09/2024, MTN	300,000	313,559
3.50%, 03/08/2022, MTN	400,000	424,401
4.30%, 07/22/2027, MTN	133,000	143,339
4.60%, 04/01/2021, MTN	740,000	816,990
4.65%, 11/04/2044, MTN	483,000	508,098
4.90%, 11/17/2045, MTN	225,000	247,727
5.38%, 11/02/2043	200,000	232,190
5.63%, 12/11/2017	50,000	52,465
Wells Fargo Bank NA
1.75%, 05/24/2019	640,000	642,879
Welltower, Inc.
REIT,
3.75%, 03/15/2023	195,000	204,778
4.00%, 06/01/2025	479,000	507,920
4.25%, 04/01/2026	200,000	215,926
REIT,
4.50%, 01/15/2024	172,000	187,815
Western Gas Partners, LP
3.95%, 06/01/2025	210,000	207,159
4.65%, 07/01/2026	176,000	182,142

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wisconsin Electric Power Co.
2.95%, 09/15/2021	$ 2,000	$ 2,115
3.10%, 06/01/2025	110,000	115,982
3.65%, 12/15/2042	40,000	41,178
4.25%, 12/15/2019	140,000	151,140
WW Grainger, Inc.
4.60%, 06/15/2045	71,000	83,096
Xcel Energy, Inc.
3.30%, 06/01/2025	235,000	247,921
4.70%, 05/15/2020	325,000	354,794
4.80%, 09/15/2041	3,000	3,498
6.50%, 07/01/2036	130,000	176,701
Xerox Corp.
2.75%, 09/01/2020	180,000	178,207
2.95%, 03/15/2017	16,000	16,095
4.50%, 05/15/2021	24,000	25,338
5.63%, 12/15/2019	53,000	57,430
Zoetis, Inc.
1.88%, 02/01/2018	41,000	41,129
3.25%, 02/01/2023	150,000	154,578
3.45%, 11/13/2020	37,000	38,677
4.50%, 11/13/2025	84,000	94,167
4.70%, 02/01/2043	17,000	17,891

		303,353,311

Virgin Islands, British - 0.0% (A)
CNOOC Finance, Ltd.
3.00%, 05/09/2023	200,000	202,352
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (D)	200,000	222,123
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (D)	200,000	200,429

		624,904

Total Corporate Debt Securities (Cost $376,534,376)		390,266,862

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (A)
Province of Ontario
1.65%, 09/27/2019	87,000	87,769

Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (I)	220,000	242,550
5.00%, 06/15/2045	200,000	216,500

		459,050

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 02/15/2024	2,000,000	1,730,528
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	820,341
Series 2008-Z,
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,685,535
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	848,322
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	300,000	254,697

		5,339,423

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	$ 226,000	$ 241,481
4.13%, 01/21/2026 (I)	400,000	430,200
4.35%, 01/15/2047	100,000	98,250
5.55%, 01/21/2045	119,000	137,891
5.75%, 10/12/2110	70,000	74,025
3.50%, 01/21/2021, MTN (I)	465,000	494,295
4.75%, 03/08/2044, MTN	212,000	219,685

		1,695,827

Peru - 0.0% (A)
Peru Government International Bond
5.63%, 11/18/2050	35,000	46,288

Poland - 0.0% (A)
Poland Government International Bond
4.00%, 01/22/2024	167,000	184,535

South Africa - 0.0% (A)
South Africa Government International Bond
5.38%, 07/24/2044 (I)	200,000	217,300

Supranational - 0.0% (A)
African Development Bank
8.80%, 09/01/2019	130,000	156,978

Turkey - 0.0% (A)
Turkey Government International Bond
5.75%, 03/22/2024	260,000	279,989

Total Foreign Government Obligations (Cost $7,937,385)		8,467,159

MORTGAGE-BACKED SECURITIES - 3.5%
Cayman Islands - 0.1%
PFP, Ltd.
Series 2015-2, Class A,
1.98% (B), 07/14/2034 (D)	276,000	274,850
Series 2015-2, Class C,
3.78% (B), 07/14/2034 (D)	100,000	97,572
Series 2015-2, Class D,
4.53% (B), 07/14/2034 (D)	100,000	96,795
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.93% (B), 08/15/2032 (D)	117,540	116,147
Series 2015-CRE4, Class B,
3.53% (B), 08/15/2032 (D)	153,000	143,820

		729,184

United States - 3.4%
A10 Securitization LLC
Series 2013-1, Class A,
2.40%, 11/15/2025 (D)	2,841	2,841
Series 2015-1, Class A1,
2.10%, 04/15/2034 (D)	259,773	258,764
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (D)	253,998	253,428
Series 2013-2, Class B,
4.38%, 11/15/2027 (D)	250,000	246,287
Series 2014-1, Class A1,
1.72%, 04/15/2033 (D)	292,523	291,221
Series 2014-1, Class A2,
3.02%, 04/15/2033 (D)	301,000	296,164

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (G)	$ 551,758	$ 551,650
Ajax Mortgage Loan Trust
Series 2013-A, Class A,
3.50% (B), 02/25/2051 (D) (G)	241,003	239,410
Series 2013-B, Class A,
3.50% (B), 02/25/2051 (D) (G)	321,172	319,510
Series 2014-A, Class A,
4.00% (B), 10/25/2057 (D)	365,910	365,044
Series 2015-B, Class A,
3.88% (B), 07/25/2060 (D)	227,231	223,978
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	450,358	448,321
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	398,279	392,300
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (B), 11/25/2045 (D)	255,220	255,938
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (D)	100,000	104,383
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (D)	150,000	153,676
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4,
5.49%, 02/10/2051	418,539	428,223
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.99% (B), 03/20/2035	82,445	82,736
Series 2006-A, Class 1A1,
2.93% (B), 02/20/2036	601,790	589,607
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.25% (B), 11/25/2033	77,353	77,142
Series 2004-5, Class 2A2,
5.50%, 06/25/2034	35,693	36,089
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (D)	500,000	531,714
BCAP LLC Trust
Series 2011-R11, Class 25A5,
4.00% (B), 08/26/2021 (D)	38,195	38,277
Series 2011-RR5, Class 11A3,
0.67% (B), 05/28/2036 (D)	8,394	8,363
Series 2012-RR10, Class 1A1,
0.75% (B), 02/26/2037 (D)	166,464	161,648
Series 2012-RR3, Class 2A5,
2.41% (B), 05/26/2037 (D)	67,862	67,669
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1.17% (B), 07/25/2034	335,177	329,528
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.92% (B), 07/25/2033	35,770	35,752
Series 2005-5, Class A2,
2.46% (B), 08/25/2035	627,831	625,381
Series 2006-1, Class A1,
2.58% (B), 02/25/2036	418,997	408,988
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AJ,
6.08% (B), 06/11/2050	1,000,000	1,004,506

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.39% (B), 06/11/2041 (D)	$ 27,194	$ 0	(L)
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.59% (B), 12/11/2049 (D)	3,777,008	2,790
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.02% (B), 02/25/2037	71,513	70,611
Series 2007-A1, Class 8A1,
3.02% (B), 02/25/2037	660,745	667,158
Series 2007-A2, Class 2A1,
2.97% (B), 07/25/2037	28,981	28,784
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	49,079	49,215
Series 2004-3, Class A4,
5.75%, 04/25/2034	39,264	39,051
Series 2004-HYB6, Class A3,
2.93% (B), 11/20/2034	389,648	372,073
Series 2005-15, Class A3,
5.75%, 08/25/2035	407,753	378,969
Series 2005-HYB3, Class 2A2A,
2.91% (B), 06/20/2035	627,845	584,433
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	92,343	94,555
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (D)	89,001	89,403
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A,
2.99% (B), 11/25/2038 (D)	38,964	38,800
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (D)	33,575	33,642
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class AM,
5.25%, 08/15/2048	259,945	259,906
COMM Mortgage Trust
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (D)	400,000	400,836
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (D)	500,000	560,945
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (D)	156,000	162,861
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	821,515
Series 2014-PAT, Class A,
1.33% (B), 08/13/2027 (D)	198,000	196,882
Series 2014-TWC, Class A,
1.38% (B), 02/13/2032 (D)	665,000	663,490
Series 2014-TWC, Class B,
2.12% (B), 02/13/2032 (D)	500,000	499,027
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	479,455
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.95% (B), 07/10/2038	21,857	21,835
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	41,258	42,311
Series 2003-AR26, Class 2A1,
3.04% (B), 11/25/2033	565,692	558,030

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	$ 128,624	$ 134,362
CSMC Trust
Series 2010-11R, Class A6,
1.52% (B), 06/28/2047 (D)	319,269	310,963
Series 2011-16R, Class 7A3,
3.01% (B), 12/27/2036 (D)	48,872	48,932
Series 2011-6R, Class 3A1,
3.21% (B), 07/28/2036 (D)	13,003	13,047
Series 2012-3R, Class 1A1,
2.73% (B), 07/27/2037 (D)	23,202	23,277
DBRR Trust
Series 2013-EZ3, Class A,
1.64% (B), 12/18/2049 (D)	26,158	26,149
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7,
6.50%, 01/25/2035	24,410	25,203
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (D)	700,000	756,213
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (D)	100,000	100,487
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.56% (B), 08/10/2044 (D)	200,000	202,193
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
0.88% (B), 09/25/2035 (D)	71,346	61,481
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.93% (B), 10/25/2033	34,502	34,541
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	70,814	72,654
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	28,881	29,527
Series 2005-AR6, Class 1A1,
3.01% (B), 09/25/2035	313,890	320,336
Impac CMB Trust
Series 2005-1, Class 1A1,
1.05% (B), 04/25/2035	996,778	897,341
Series 2005-4, Class 1A1A,
1.07% (B), 05/25/2035	1,035,345	930,245
Series 2005-4, Class 2A1,
1.13% (B), 05/25/2035	47,222	45,330
Series 2005-4, Class 2B1,
3.00% (B), 05/25/2035	686,864	625,992
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
5.04% (B), 08/25/2033	73,856	76,125
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.88% (B), 05/25/2036	86,351	77,543
Series 2006-2, Class 2A1,
0.88% (B), 08/25/2036	19,250	18,906
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ,
5.48% (B), 05/15/2045	64,724	64,880
Series 2006-LDP8, Class D,
5.62% (B), 05/15/2045	500,000	458,863
Series 2006-LDP9, Class A3SF,
0.68% (B), 05/15/2047	32,043	31,866
Series 2007-C1, Class A4,
5.72%, 02/15/2051	262,548	269,463
Series 2007-LD11, Class AM,
5.94% (B), 06/15/2049	750,000	754,976

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.68% (B), 05/15/2045	$ 358,892	$ 3
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.49% (B), 02/25/2034	18,692	18,519
Series 2006-A2, Class 5A3,
2.87% (B), 11/25/2033	50,838	51,549
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (D)	192,000	209,414
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	1,000,000	929,950
Series 2007-C2, Class A3,
5.43%, 02/15/2040	98,570	99,385
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.97% (B), 04/21/2034	88,009	89,963
Series 2004-13, Class 3A7,
3.04% (B), 11/21/2034	39,843	40,623
Series 2010-10, Class 3A7B,
2.61% (B), 11/21/2034	597,649	604,611
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	54,653	54,717
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	15,228	15,300
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
11/25/2018	61,552	60,646
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1,
5.50%, 11/25/2033	47,354	48,144
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	91,139	92,061
Series 2003-7, Class 1A1,
5.50%, 09/25/2033	61,629	64,230
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50%, 08/25/2032	120,427	128,349
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.15% (B), 10/25/2028	602,149	573,596
Series 2003-H, Class A1,
1.17% (B), 01/25/2029	122,415	119,942
Series 2004-A, Class A1,
0.99% (B), 04/25/2029	152,306	145,700
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.84% (B), 12/12/2049 (D)	449,907	270
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	300,000	319,671
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	1,000,000	997,211
Series 2006-HQ8, Class D,
5.59% (B), 03/12/2044	1,000,000	420,000

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.71% (B), 12/15/2043 (D)	$ 1,068,096	$ 558
Series 2007-HQ11, Class X,
0.39% (B), 02/12/2044 (D)	3,223,316	862
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (D)	76,605	76,299
Series 2012-XA, Class A,
2.00%, 07/27/2049 (D)	114,973	114,471
Series 2012-XA, Class B,
0.25%, 07/27/2049 (D)	200,000	179,128
MortgageIT Trust
Series 2005-5, Class A1,
0.79% (B), 12/25/2035	392,474	351,047
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
0.81% (B), 12/25/2035	1,184,208	1,032,195
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
0.83% (B), 04/25/2036	901,755	785,095
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
2.84% (B), 05/25/2035	45,833	44,160
RAIT Trust
Series 2014-FL3, Class A,
1.77% (B), 12/15/2031 (D)	90,150	89,134
Series 2015-FL4, Class A,
1.87% (B), 12/15/2031 (D)	172,284	172,185
Series 2015-FL5, Class B,
4.42% (B), 01/15/2031 (D)	295,000	295,000
RALI Trust
Series 2003-QS13, Class A2,
4.00%, 07/25/2033	507,538	484,227
Series 2003-QS13, Class A5,
1.18% (B), 07/25/2033	115,633	105,700
Series 2004-QA4, Class NB3,
4.36% (B), 09/25/2034	53,071	52,367
Series 2004-QS5, Class A5,
4.75%, 04/25/2034	20,374	20,415
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (D)	160,000	165,996
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.29% (B), 04/20/2033	237,710	223,182
Series 2003-2, Class A1,
1.19% (B), 06/20/2033	82,727	78,189
Series 2004-11, Class A1,
1.13% (B), 12/20/2034	78,888	77,068
Series 2004-5, Class A2,
1.05% (B), 06/20/2034	238,313	218,266
Series 2004-8, Class A1,
1.23% (B), 09/20/2034	358,659	340,216
Series 2004-9, Class A1,
1.21% (B), 10/20/2034	275,821	260,973
Series 2007-3, Class 1A1,
0.73% (B), 07/20/2036	492,352	447,943
Series 2010, Class 1A,
1.33% (B), 10/20/2027	101,863	99,281
Springleaf Mortgage Loan Trust
Series 2013-1A, Class A,
1.27% (B), 06/25/2058 (D)	81,376	81,248
Series 2013-1A, Class M1,
2.31% (B), 06/25/2058 (D)	207,000	206,239
Series 2013-1A, Class M2,
3.14% (B), 06/25/2058 (D)	144,000	143,585

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class M3,
3.79% (B), 06/25/2058 (D)	$ 159,000	$ 159,322
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (D)	244,855	243,742
Series 2013-2A, Class M1,
3.52% (B), 12/25/2065 (D)	156,000	156,685
Series 2013-2A, Class M2,
4.48% (B), 12/25/2065 (D)	350,000	351,378
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.05% (B), 02/25/2034	674,166	676,121
Series 2004-16, Class 5A2,
2.98% (B), 11/25/2034	477,332	476,500
Series 2004-18, Class 4A1,
2.86% (B), 12/25/2034	498,523	489,461
Series 2004-4, Class 5A,
2.96% (B), 04/25/2034	16,299	16,109
Series 2004-6, Class 4A1,
2.95% (B), 06/25/2034	233,210	231,760
Series 2004-6, Class 5A4,
2.81% (B), 06/25/2034	2,319	2,315
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.19% (B), 10/19/2034	54,659	52,120
Series 2005-AR5, Class A3,
0.78% (B), 07/19/2035	182,468	176,201
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.82% (B), 12/25/2033	11,622	11,542
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1,
3.01% (B), 04/25/2033	77,238	76,734
Series 2003-26A, Class 3A5,
2.96% (B), 09/25/2033	708,705	693,372
Series 2003-30, Class 1A5,
5.50%, 10/25/2033	45,236	47,322
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.17% (B), 09/25/2043	129,966	125,031
Series 2004-3, Class A,
1.27% (B), 09/25/2044	149,607	136,837
Series 2004-4, Class 3A,
2.24% (B), 12/25/2044	192,672	190,431
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	174,000	184,407
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	112,113
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	303,074
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.79% (B), 05/10/2063 (D)	711,407	37,965
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (D)	544,235	569,510
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (D)	400,000	429,288
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C,
5.84% (B), 04/15/2047	1,000,000	960,273
Series 2007-C34, Class B,
6.21% (B), 05/15/2046	500,000	492,553

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.16% (B), 03/15/2045 (D)	$ 606,913	$ 2
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.67% (B), 10/25/2033	53,150	54,088
Series 2003-AR11, Class A6,
2.81% (B), 10/25/2033	95,139	95,618
Series 2003-AR5, Class A7,
2.82% (B), 06/25/2033	81,951	82,661
Series 2003-AR6, Class A1,
2.90% (B), 06/25/2033	110,272	109,687
Series 2003-AR7, Class A7,
2.68% (B), 08/25/2033	99,485	99,628
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	42,992	44,380
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	21,761	22,062
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	20,986	21,306
Series 2005-AR10, Class 1A3,
2.73% (B), 09/25/2035	402,494	389,639
Series 2005-AR10, Class 1A4,
2.73% (B), 09/25/2035	454,857	453,811
Series 2005-AR5, Class A6,
2.72% (B), 05/25/2035	786,415	784,921
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (B), 03/18/2028 (D)	400,000	410,058
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.89% (B), 06/25/2033	97,144	97,365
Series 2003-M, Class A1,
2.81% (B), 12/25/2033	523,330	524,098
Series 2004-EE, Class 3A2,
3.11% (B), 12/25/2034	286,861	295,822
Series 2004-I, Class 1A1,
2.93% (B), 07/25/2034	201,327	203,630
Series 2004-P, Class 2A1,
2.99% (B), 09/25/2034	440,044	453,132
Series 2004-R, Class 2A1,
3.03% (B), 09/25/2034	39,608	40,528
Series 2005-AR1, Class 1A1,
2.77% (B), 02/25/2035	425,772	425,265
Series 2005-AR14, Class A1,
3.01% (B), 08/25/2035	496,385	497,888
Series 2005-AR16, Class 6A3,
3.07% (B), 10/25/2035	419,200	422,495
Series 2005-AR3, Class 1A1,
3.06% (B), 03/25/2035	494,141	504,171
Series 2005-AR4, Class 2A2,
2.99% (B), 04/25/2035	348,820	348,395
Series 2005-AR8, Class 2A1,
3.00% (B), 06/25/2035	32,277	32,852
Series 2005-AR9, Class 2A1,
3.04% (B), 10/25/2033	33,837	33,936
Series 2005-AR9, Class 3A1,
3.03% (B), 06/25/2034	815,867	830,082
Series 2006-AR2, Class 2A1,
2.89% (B), 03/25/2036	534,735	533,504
Series 2006-AR6, Class 7A1,
2.96% (B), 03/25/2036	565,739	558,381

The notes are an integral part of this report. Transamerica Series Trust	Page 27	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (D)	$ 100,000	$ 109,690
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	214,375

		49,680,529

Total Mortgage-Backed Securities (Cost $50,279,953)		50,409,713

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (A)
California - 0.0% (A)
City of Los Angeles Department of Airports, Revenue Bonds
Series C,
6.58%, 05/15/2039	25,000	34,443
State of California, General Obligation Unlimited
7.30%, 10/01/2039	80,000	121,932

		156,375

New York - 0.0% (A)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	196,419
5.65%, 11/01/2040	40,000	52,923

		249,342

Ohio - 0.0% (A)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	127,237
4.80%, 06/01/2111	91,000	102,787

		230,024

Total Municipal Government Obligations (Cost $556,200)		635,741

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.5%
Federal Home Loan Banks
5.50%, 07/15/2036	250,000	362,371
Federal Home Loan Mortgage Corp.
1.07% (B), 07/15/2042 - 03/15/2044	2,185,902	2,183,795
2.73% (B), 02/01/2036	77,460	81,923
2.89% (B), 12/01/2031	44,613	47,218
3.00%, 07/01/2033 - 01/15/2044	3,011,778	3,156,150
3.50%, 01/01/2032 - 04/01/2043	4,785,034	5,100,920
3.82% (B), 07/01/2040	163,281	169,727
4.00%, 06/01/2042 - 01/01/2046	1,333,891	1,455,853
4.50%, 03/01/2037 - 05/01/2041	902,538	990,509
5.00%, 02/01/2034	350,890	384,247
6.00%, 01/01/2024 - 01/01/2034	170,288	187,495
6.50%, 07/01/2017 - 11/01/2037	574,918	675,889
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.22% (B), 09/25/2022	1,030,753	1,031,397
2.60%, 09/25/2020	142,000	146,718
2.62%, 01/25/2023	1,750,000	1,822,578
2.77%, 05/25/2025	750,000	786,638
3.39%, 03/25/2024	714,000	785,749
3.49%, 01/25/2024	1,000,000	1,107,297
Federal Home Loan Mortgage Corp. REMIC
0.87% (B), 06/15/2043	1,375,481	1,377,301
0.89% (B), 07/15/2037	231,956	228,836

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
0.92% (B), 04/15/2039	$ 631,431	$ 635,412
0.97% (B), 03/15/2039 - 11/15/2039	1,319,032	1,318,450
3.00%, 04/15/2025 - 02/15/2026	330,167	336,659
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,879,878
4.00%, 12/15/2024 - 12/15/2041	2,756,953	3,002,037
4.50%, 02/15/2020 - 06/15/2025	654,685	719,315
5.00%, 07/15/2020 - 05/15/2041	943,252	1,046,648
5.30%, 01/15/2033	88,870	99,019
5.50%, 11/15/2023 - 07/15/2037	1,807,091	2,020,275
5.50% (B), 05/15/2041	279,394	303,483
5.70% (B), 10/15/2038	51,767	58,839
5.75%, 06/15/2035 - 08/15/2035	1,383,293	1,595,907
5.85%, 09/15/2035	441,016	481,857
6.00%, 04/15/2036	165,064	191,044
6.50%, 02/15/2032	66,724	75,218
13.35% (B), 09/15/2034	62,049	65,819
22.10% (B), 06/15/2035	93,219	140,171
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	60,138	2,501
5.00%, 10/15/2039	182,059	24,218
5.85% (B), 10/15/2037	451,606	91,787
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	448,070	417,764
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
0.93% (B), 03/25/2043	738,700	734,251
Federal National Mortgage Association
0.75% (B), 03/25/2045	106,114	103,282
0.85% (B), 01/01/2023	923,936	920,510
0.87% (B), 12/01/2024	2,000,000	2,006,729
0.88% (B), 02/01/2023	1,000,000	1,003,858
0.89% (B), 01/01/2023	924,566	923,226
0.93% (B), 07/01/2024	1,250,000	1,262,317
0.98% (B), 09/01/2024	960,583	963,799
1.02% (B), 08/25/2019	63,438	63,190
1.03% (B), 08/25/2042	356,597	354,625
1.05% (B), 07/01/2025	1,648,180	1,649,381
1.40% (B), 11/25/2022	935,458	938,313
1.40%, 07/01/2017	500,000	500,317
1.47%, 12/01/2019	459,108	459,766
1.80%, 12/25/2019	400,000	404,699
2.00%, 12/01/2020	500,000	510,953
2.01%, 07/01/2019 - 06/01/2020	2,957,501	3,009,834
2.03%, 08/01/2019	24,736	25,354
2.22%, 12/01/2022	1,451,046	1,492,325
2.38%, 12/01/2022	967,834	1,002,315
2.39%, 05/01/2025 (H)	420,000	426,955
2.40%, 12/01/2022 - 02/01/2023	3,433,901	3,557,995
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,118,535
2.47%, 09/01/2022	462,128	480,971
2.49%, 10/01/2017 - 05/25/2026	1,883,063	1,918,087
2.50%, 04/01/2023	1,000,000	1,043,544
2.52%, 10/01/2022 - 05/01/2023	1,472,711	1,538,411
2.53%, 10/01/2022 - 09/25/2024	2,317,488	2,409,042
2.57%, 01/01/2023	2,014,468	2,105,640
2.61% (B), 10/25/2021	1,000,000	1,045,662
2.64%, 04/01/2023	949,861	995,966
2.66%, 12/01/2022	1,000,000	1,065,372
2.67%, 07/01/2022	1,000,000	1,046,342
2.68%, 07/01/2022	472,201	497,812
2.69%, 10/01/2017	696,655	702,545
2.70%, 07/25/2026 (H)	1,000,000	1,029,690
2.72%, 10/25/2024	1,000,000	1,048,168
2.75%, 03/01/2022	460,374	484,198
2.76%, 05/01/2021	1,000,000	1,049,318

The notes are an integral part of this report. Transamerica Series Trust	Page 28	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.77%, 06/01/2023	$ 889,029	$ 938,701
2.81%, 06/01/2023 - 05/01/2027	2,000,000	2,114,305
2.86%, 05/01/2022	925,401	979,373
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,394,282
2.93%, 06/01/2030	800,000	839,530
2.94%, 02/01/2027	1,317,569	1,401,571
2.98%, 07/01/2022 - 04/01/2023	2,479,994	2,644,381
3.02% (B), 08/25/2024	955,000	1,021,077
3.04%, 12/01/2024	1,000,000	1,070,675
3.05%, 01/01/2025	1,000,000	1,072,791
3.08%, 12/01/2024	985,163	1,059,975
3.09% (B), 04/25/2027	1,167,000	1,260,594
3.10%, 09/01/2025	1,000,000	1,076,781
3.10% (B), 07/25/2024	820,000	880,599
3.11%, 01/01/2022 - 12/01/2024	1,708,729	1,831,340
3.12%, 05/01/2022 - 02/01/2027	2,917,944	3,124,699
3.13%, 06/01/2030	500,000	527,931
3.14%, 12/01/2026	969,783	1,046,410
3.15%, 12/01/2024	2,471,953	2,668,291
3.20%, 06/01/2030	500,000	538,144
3.23%, 11/01/2020	700,928	745,093
3.24%, 10/01/2026	968,519	1,052,197
3.26%, 07/01/2022	1,322,765	1,428,020
3.28%, 08/01/2020	3,750,355	3,958,238
3.29%, 10/01/2020 - 08/01/2026	4,951,501	5,389,022
3.30%, 12/01/2026	1,000,000	1,092,900
3.34%, 02/01/2027 - 07/01/2030	2,500,000	2,733,941
3.35%, 08/01/2023	684,641	745,142
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,151,202
3.45%, 01/01/2024	1,000,000	1,097,323
3.50%, 08/01/2032 - 08/01/2043	8,173,848	8,717,325
3.50% (B), 01/25/2024	1,500,000	1,646,510
3.51% (B), 12/25/2023	1,776,000	1,951,158
3.56%, 01/01/2021	910,313	980,185
3.59%, 12/01/2020	1,353,331	1,456,872
3.63%, 10/01/2029	488,234	542,825
3.65%, 04/25/2021	433,000	465,156
3.67%, 07/01/2023	925,000	1,026,733
3.73%, 06/25/2021 - 07/01/2022	1,208,986	1,317,462
3.74%, 06/01/2018	344,908	354,776
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,660,291
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,216,180
3.80%, 05/01/2022	908,543	990,404
3.84%, 09/01/2020	629,913	680,564
3.87%, 08/01/2021	463,664	507,952
3.88%, 09/01/2021	1,488,918	1,632,518
4.00%, 01/01/2035	2,512,554	2,763,443
4.04%, 10/01/2020	400,000	437,023
4.13%, 08/01/2021	462,444	510,837
4.25%, 04/01/2021	1,050,000	1,163,886
4.30%, 04/01/2021	428,908	475,913
4.33%, 04/01/2021	370,240	409,378
4.36%, 05/01/2021	968,237	1,078,657
4.39%, 05/01/2021	288,557	320,520
4.48%, 02/01/2021	462,871	513,314
4.50%, 09/01/2040	354,498	391,019
4.51%, 12/01/2019	817,225	881,821
4.54%, 01/01/2020	659,291	714,228
4.78%, 12/01/2019	976,110	1,064,590
5.00%, 06/01/2033 - 08/01/2040	274,162	309,359
5.50%, 03/01/2024 - 03/01/2035	537,595	607,268
5.90%, 10/01/2017	547,426	568,567
6.00%, 08/01/2021 - 09/01/2037	1,277,665	1,447,313
7.00%, 11/01/2037 - 12/01/2037	74,514	83,711
Federal National Mortgage Association REMIC
0.82% (B), 07/25/2036	146,739	146,220

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
0.93% (B), 05/25/2027	$ 235,569	$ 235,614
1.03% (B), 05/25/2035 - 10/25/2042	1,398,367	1,398,889
1.13% (B), 04/25/2040	57,503	57,931
1.18% (B), 02/25/2024	117,277	117,727
1.43% (B), 03/25/2038	254,120	258,137
1.78% (B), 07/25/2023	230,424	234,891
3.00%, 05/25/2026 - 01/25/2046	1,634,750	1,726,070
3.50%, 04/25/2031	1,000,000	1,075,793
4.00%, 05/25/2033	200,000	215,714
5.00%, 10/25/2025	160,646	175,561
5.25%, 05/25/2039	76,955	79,869
5.50%, 03/25/2023 - 07/25/2040	1,357,652	1,504,512
6.00%, 03/25/2029	33,185	38,349
6.50%, 01/25/2032 - 07/25/2036	155,985	180,082
7.00%, 11/25/2041	164,949	197,297
21.26% (B), 06/25/2035	110,871	149,631
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	966,834	39,207
6.00% (B), 01/25/2041	442,662	105,132
6.07% (B), 08/25/2035 - 06/25/2036	553,765	89,148
6.17% (B), 03/25/2036	435,566	94,622
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	2,008,938	1,751,165
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	56,371	50,170
05/15/2030, MTN	400,000	282,181
Financing Corp., Principal Only STRIPS
05/11/2018	2,500,000	2,465,480
FREMF Mortgage Trust
Series 2016-K722, Class B,
3.83% (B), 07/25/2049 (D)	440,000	440,499
Government National Mortgage Association
0.83% (B), 12/20/2062	679,012	673,357
0.90% (B), 03/20/2063	400,003	397,498
0.94% (B), 03/20/2060 - 02/20/2063	1,036,163	1,032,835
0.96% (B), 03/20/2063 - 08/20/2065	2,423,036	2,410,258
0.97% (B), 04/20/2063 - 02/20/2065	2,727,727	2,710,381
0.99% (B), 02/20/2061 - 12/20/2064	5,224,325	5,204,596
1.01% (B), 10/20/2062 - 09/20/2065	1,025,686	1,021,263
1.04% (B), 04/20/2062 - 07/20/2062	521,817	521,314
1.09% (B), 04/20/2064 - 11/20/2065	3,578,449	3,576,179
1.11% (B), 05/20/2066	1,002,485	1,002,868
1.14% (B), 05/20/2061 - 03/20/2064	3,200,418	3,210,619
1.18% (B), 02/20/2064	720,862	723,322
1.19% (B), 09/20/2063	1,301,554	1,308,555
1.65%, 01/20/2063 - 04/20/2063	2,302,239	2,298,169
1.75%, 03/20/2063	461,032	463,766
3.96% (B), 11/16/2042	283,182	294,691
4.00%, 09/16/2025	500,000	548,329
4.25%, 12/20/2044	876,308	960,464
4.67% (B), 10/20/2041	730,574	804,898
4.70% (B), 11/20/2042	609,949	672,438
5.00%, 04/20/2041	196,548	263,927
5.24% (B), 07/20/2060	651,168	690,076
5.50%, 01/16/2033 - 07/20/2037	1,085,915	1,226,591
5.86% (B), 12/20/2038	154,072	176,545
6.00%, 02/15/2024 - 09/20/2038	872,283	983,987
21.41% (B), 04/20/2037	70,901	108,328
Government National Mortgage Association, Interest Only STRIPS
6.07% (B), 05/20/2041	158,844	34,503
7.50%, 04/20/2031	31,904	5,840

The notes are an integral part of this report. Transamerica Series Trust	Page 29	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	$ 92,251	$ 87,803
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,525,000	6,243,392
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	173,884
4.25%, 09/15/2065	419,000	498,470
5.25%, 09/15/2039	200,000	276,468
5.88%, 04/01/2036	425,000	616,603
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	708,603

Total U.S. Government Agency Obligations (Cost $217,146,275)		224,295,206

U.S. GOVERNMENT OBLIGATIONS - 13.1%
U.S. Treasury Bond
3.50%, 02/15/2039	910,000	1,126,836
3.88%, 08/15/2040	2,160,000	2,817,703
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,407,631
4.38%, 02/15/2038 - 05/15/2040	6,615,000	9,225,836
4.50%, 05/15/2038	1,600,000	2,271,312
4.75%, 02/15/2037	450,000	653,098
5.25%, 02/15/2029	300,000	417,129
5.38%, 02/15/2031	550,000	802,420
8.75%, 05/15/2020 - 08/15/2020	1,500,000	1,930,566
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 02/15/2031 (I)	36,422,000	33,257,256
05/15/2019 - 05/15/2035	83,138,000	68,878,317
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	56,046	71,148
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 01/15/2022	1,956,778	1,989,040
1.38%, 01/15/2020	84,580	89,810
U.S. Treasury Note
0.50%, 01/31/2017 (M)	7,542,000	7,546,412
0.63%, 04/30/2018	750,000	748,769
0.75%, 12/31/2017 - 02/15/2019	3,150,000	3,151,003
0.88%, 02/28/2017 - 07/31/2019	1,645,000	1,648,188
1.00%, 06/30/2019	200,000	200,766
1.25%, 10/31/2018 - 11/15/2018	4,710,000	4,752,738
1.50%, 08/31/2018 - 01/31/2022	720,000	730,374
1.63%, 07/31/2019 - 08/15/2022	2,000,000	2,040,312
1.75%, 09/30/2019 - 09/30/2022	900,000	922,332
2.00%, 11/30/2020 - 08/15/2025	2,600,000	2,696,847
2.13%, 08/31/2020 - 05/15/2025	12,900,000	13,456,333
2.38%, 08/15/2024	1,100,000	1,172,016
2.63%, 08/15/2020 - 11/15/2020	3,350,000	3,549,353
2.75%, 02/15/2024	200,000	218,234
2.88%, 03/31/2018	1,000,000	1,031,562
3.13%, 10/31/2016 - 05/15/2021	7,350,000	7,672,223
3.25%, 12/31/2016	1,000,000	1,007,197
3.38%, 11/15/2019	200,000	215,016
3.50%, 02/15/2018 - 05/15/2020	6,600,000	6,943,420
3.63%, 02/15/2020 - 02/15/2021	3,850,000	4,247,939

Total U.S. Government Obligations (Cost $179,019,841)		189,889,136

	Shares	Value
COMMON STOCKS - 22.1%
Australia - 0.4%
AGL Energy, Ltd.	3,143	$ 45,825
Alumina, Ltd. (I)	26,015	29,069
Amcor, Ltd.	7,879	91,357
AMP, Ltd.	14,121	57,064
APA Group	8,138	53,066
Aristocrat Leisure, Ltd.	1,591	19,251
ASX, Ltd.	574	21,157
Aurizon Holdings, Ltd.	16,795	60,414
Australia & New Zealand Banking Group, Ltd.	18,003	380,703
Bendigo & Adelaide Bank, Ltd. (I)	1,494	12,315
BHP Billiton PLC	9,050	136,363
BHP Billiton, Ltd.	17,098	292,864
Boral, Ltd.	6,251	32,293
Brambles, Ltd.	7,878	72,232
Caltex Australia, Ltd.	1,867	48,940
Challenger, Ltd.	1,869	14,548
Coca-Cola Amatil, Ltd.	5,504	43,178
Cochlear, Ltd.	490	52,874
Commonwealth Bank of Australia (I)	9,204	510,006
Computershare, Ltd.	4,388	34,658
Crown Resorts, Ltd.	388	3,893
CSL, Ltd.	2,441	199,899
Dexus Property Group, REIT	8,996	62,999
DUET Group	7,012	13,470
Fortescue Metals Group, Ltd. (I)	3,354	12,707
Goodman Group, REIT	11,835	65,942
GPT Group, REIT	5,573	21,582
Incitec Pivot, Ltd.	4,858	10,485
Insurance Australia Group, Ltd.	9,128	38,214
LendLease Group	4,615	49,591
Macquarie Group, Ltd.	1,902	119,280
Medibank Pvt, Ltd.	12,823	24,339
Mirvac Group, REIT	36,382	62,373
National Australia Bank, Ltd., Class N	13,751	293,313
Newcrest Mining, Ltd.	3,901	66,251
Oil Search, Ltd.	8,936	48,490
Orica, Ltd. (I)	2,796	32,527
Origin Energy, Ltd.	6,905	28,643
Qantas Airways, Ltd.	9,746	23,272
QBE Insurance Group, Ltd.	9,400	66,835
Ramsay Health Care, Ltd.	1,066	64,551
REA Group, Ltd.	602	26,009
Santos, Ltd.	8,349	23,068
Scentre Group, REIT	25,467	91,608
Seek, Ltd.	248	2,953
Sonic Healthcare, Ltd.	1,169	19,692
South32, Ltd.	33,499	61,789
Stockland, REIT	13,941	50,788
Suncorp Group, Ltd.	8,911	82,591
Sydney Airport	8,408	44,852
Tabcorp Holdings, Ltd.	8,984	34,242
Tatts Group, Ltd.	4,365	12,194
Telstra Corp., Ltd.	23,106	91,604
TPG Telecom, Ltd. (I)	3,202	21,125
Transurban Group	13,265	115,432
Treasury Wine Estates, Ltd.	2,891	24,427
Vicinity Centres, REIT	34,156	82,868
Wesfarmers, Ltd.	5,660	191,036
Westfield Corp., REIT	9,133	68,012
Westpac Banking Corp.	17,787	401,728

The notes are an integral part of this report. Transamerica Series Trust	Page 30	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Woodside Petroleum, Ltd.	4,157	$ 91,056
Woolworths, Ltd.	7,720	137,491

		4,991,398

Belgium - 0.1%
Anheuser-Busch InBev SA (I)	6,585	862,520
KBC Group NV (N)	4,546	264,631

		1,127,151

Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	6,480	301,903
Everest RE Group, Ltd.	4,402	836,248
XL Group, Ltd.	5,937	199,661

		1,337,812

Canada - 0.1%
Canadian Pacific Railway, Ltd.	2,904	443,441
Novadaq Technologies, Inc. (N)	12,000	138,840
Restaurant Brands International, Inc. (I)	10,348	461,314
Waste Connections, Inc.	12,780	954,666

		1,998,261

China - 0.0% (A)
Yangzijiang Shipbuilding Holdings, Ltd.	10,900	5,995

Denmark - 0.1%
A.P. Moller - Maersk A/S, Class B	145	212,646
Chr Hansen Holding A/S	2,696	160,265
Danske Bank A/S, Class R	5,547	161,860
Novo Nordisk A/S, Class B	15,238	633,164
Pandora A/S	1,986	240,014
TDC A/S, Class B	37,952	223,203

		1,631,152

Finland - 0.0% (A)
Cargotec OYJ, B Shares	3,209	147,257
Nokia OYJ	22,506	130,456
UPM-Kymmene OYJ	17,626	372,243

		649,956

France - 0.5%
Air Liquide SA, Class A	4,916	527,112
Airbus Group SE	8,311	502,659
Arkema SA	2,500	231,410
AXA SA	26,542	564,714
BNP Paribas SA	11,804	606,911
Bouygues SA, Class A	4,171	138,199
Capgemini SA	3,332	326,315
Cie de Saint-Gobain	1,547	66,854
Cie Generale des Etablissements Michelin, Class B	3,489	385,901
Danone SA	847	62,845
Engie SA	1,386	21,471
L’Oreal SA	492	92,907
LVMH Moet Hennessy Louis Vuitton SE	319	54,397
Natixis, Class A	40,780	190,066
Publicis Groupe SA	2,586	195,563
Renault SA	4,538	372,850
Sanofi	7,436	565,012
Schneider Electric SE	6,500	453,148
Societe Generale SA	4,946	171,016
Sodexo SA	2,985	355,439
Technip SA	1,567	96,235
Thales SA	2,586	238,179
TOTAL SA	18,476	875,238

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Unibail-Rodamco SE, REIT	137	$ 36,936
Vinci SA	5,352	409,549
Vivendi SA	5,935	119,674

		7,660,600

Germany - 0.5%
adidas AG	2,181	378,529
Allianz SE, Class A	1,667	247,373
BASF SE, Class R	5,012	428,517
Bayer AG	5,579	560,473
Bayerische Motoren Werke AG	895	75,214
Brenntag AG	4,652	254,001
Continental AG	918	192,996
Daimler AG	5,503	387,660
Deutsche Post AG	15,434	482,337
Deutsche Telekom AG	16,472	276,077
E.ON SE	23,818	168,937
Evonik Industries AG	4,322	146,115
Fresenius SE & Co. KGaA	4,514	360,077
HeidelbergCement AG	2,352	222,176
Infineon Technologies AG	11,685	208,446
Linde AG	867	147,358
Merck KGaA	2,089	225,070
Muenchener Rueckversicherungs-Gesellschaft AG	728	135,754
SAP SE	8,344	758,481
Siemens AG, Class A	7,101	831,193
Telefonica Deutschland Holding AG	28,459	114,482
Uniper SE (N)	2,381	29,168

		6,630,434

Hong Kong - 0.2%
AIA Group, Ltd.	65,800	437,315
ASM Pacific Technology, Ltd.	1,400	11,534
Bank of East Asia, Ltd. (I)	2,200	8,920
BOC Hong Kong Holdings, Ltd.	24,500	82,757
Cathay Pacific Airways, Ltd. (I)	16,000	22,278
Cheung Kong Infrastructure Holdings, Ltd.	5,000	42,997
Cheung Kong Property Holdings, Ltd.	12,500	91,215
CK Hutchison Holdings, Ltd.	17,500	222,461
CLP Holdings, Ltd.	12,000	124,001
Galaxy Entertainment Group, Ltd.	11,000	41,411
Hang Lung Properties, Ltd.	4,000	8,994
Hang Seng Bank, Ltd.	5,100	91,067
Henderson Land Development Co., Ltd.	9,680	57,408
HKT Trust & HKT, Ltd.	9,000	12,694
Hong Kong & China Gas Co., Ltd.	48,730	91,977
Hong Kong Exchanges and Clearing, Ltd.	6,000	157,650
Hongkong Land Holdings, Ltd.	1,300	9,230
Jardine Matheson Holdings, Ltd.	1,000	60,610
Kerry Properties, Ltd.	9,500	31,110
Li & Fung, Ltd. (I)	28,000	14,331
Link REIT	8,500	62,465
MTR Corp., Ltd.	6,500	35,783
New World Development Co., Ltd.	13,000	16,894
NWS Holdings, Ltd.	7,000	11,678
Power Assets Holdings, Ltd.	7,500	73,101
Sino Land Co., Ltd.	30,000	53,066
Sun Hung Kai Properties, Ltd.	9,000	135,875
Swire Pacific, Ltd., Class A	5,500	59,245
Techtronic Industries Co., Ltd.	2,500	9,766
WH Group, Ltd. (D)	18,500	14,883
Wharf Holdings, Ltd.	11,000	80,057
Wheelock & Co., Ltd.	11,000	64,882
Yue Yuen Industrial Holdings, Ltd.	6,500	26,817

		2,264,472

The notes are an integral part of this report. Transamerica Series Trust	Page 31	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.1%
Accenture PLC, Class A	11,921	$ 1,456,389
Allegion PLC	3,487	240,289
James Hardie Industries PLC, CDI	3,901	60,668

		1,757,346

Israel - 0.0% (A)
Mobileye NV (N)	4,305	183,264
Teva Pharmaceutical Industries, Ltd., ADR	3,649	167,890

		351,154

Italy - 0.1%
Atlantia SpA	10,448	265,133
Enel SpA	109,592	488,501
Eni SpA, Class B	1,256	18,088
Intesa Sanpaolo SpA	171,340	379,945
Snam SpA	25,461	141,178
Telecom Italia SpA (N)	150,879	125,253

		1,418,098

Japan - 1.2%
AEON Financial Service Co., Ltd. (I)	700	12,115
Aeon Mall Co., Ltd., Class A	3,700	57,942
Air Water, Inc. (I)	5,000	93,487
Ajinomoto Co., Inc.	3,200	70,766
Alfresa Holdings Corp. (I)	1,500	31,463
Amada Holdings Co., Ltd. (I)	7,700	79,274
ANA Holdings, Inc.	4,000	10,796
Asahi Group Holdings, Ltd. (I)	400	14,461
Asahi Kasei Corp.	4,000	31,588
Astellas Pharma, Inc.	8,100	125,688
Bandai Namco Holdings, Inc.	3,500	106,134
Bridgestone Corp.	5,700	208,315
Canon, Inc.	7,000	201,810
Casio Computer Co., Ltd. (I)	1,300	17,986
Central Japan Railway Co. (I)	1,200	203,659
Chiba Bank, Ltd. (I)	10,000	56,210
Chubu Electric Power Co., Inc. (I)	3,500	50,599
Chugai Pharmaceutical Co., Ltd.	1,300	46,600
Concordia Financial Group, Ltd. (I)	19,000	82,011
Dai Nippon Printing Co., Ltd.	2,000	19,447
Dai-ichi Life Insurance Co., Ltd.	7,800	105,495
Daicel Corp. (I)	4,800	59,973
Daiichi Sankyo Co., Ltd. (I)	2,400	57,157
Daikin Industries, Ltd. (I)	2,100	193,650
Daito Trust Construction Co., Ltd.	700	111,656
Daiwa House Industry Co., Ltd.	5,500	149,453
DeNA Co., Ltd.	1,700	61,274
Denso Corp. (I)	1,500	59,169
Dentsu, Inc. (I)	1,500	75,588
DIC Corp.	2,000	61,338
East Japan Railway Co.	2,200	196,992
Eisai Co., Ltd. (I)	1,400	86,798
Electric Power Development Co., Ltd. (I)	2,000	47,690
FANUC Corp.	900	150,969
Fast Retailing Co., Ltd.	300	95,528
Fuji Electric Co., Ltd.	12,000	54,435
Fuji Heavy Industries, Ltd.	2,700	99,980
FUJIFILM Holdings Corp. (I)	4,000	146,659
Fujitsu, Ltd.	10,000	53,252
Hankyu Hanshin Holdings, Inc.	2,600	88,970
Hisamitsu Pharmaceutical Co., Inc. (I)	1,500	80,321
Hitachi, Ltd. (I)	34,000	157,116
Hokuriku Electric Power Co. (I)	1,000	12,100
Honda Motor Co., Ltd. (I)	10,700	304,682

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	2,700	$ 107,515
Hulic Co., Ltd. (I)	6,200	62,669
Inpex Corp. (I)	4,400	39,451
Isuzu Motors, Ltd.	700	8,142
ITOCHU Corp. (I)	13,700	170,498
Itochu Techno-Solutions Corp.	1,800	45,939
J Front Retailing Co., Ltd.	2,000	25,936
Japan Airlines Co., Ltd.	2,500	72,950
Japan Exchange Group, Inc. (I)	3,000	46,299
Japan Prime Realty Investment Corp., REIT	3	13,520
Japan Real Estate Investment Corp., REIT	8	47,729
Japan Retail Fund Investment Corp., Class A, REIT	12	29,596
Japan Tobacco, Inc.	7,700	312,769
JFE Holdings, Inc. (I)	4,000	57,630
JSR Corp. (I)	3,300	51,385
JTEKT Corp.	1,300	19,255
JX Holdings, Inc. (I)	27,700	111,204
Kajima Corp.	14,000	97,194
Kansai Electric Power Co., Inc. (I) (N)	7,400	66,786
Kao Corp.	2,400	134,692
Kawasaki Heavy Industries, Ltd. (I)	19,000	58,084
KDDI Corp.	9,500	291,825
Keikyu Corp. (I)	2,000	20,748
Keio Corp. (I)	7,000	60,747
Kewpie Corp.	2,100	64,509
Keyence Corp. (I)	300	217,327
Kirin Holdings Co., Ltd.	8,500	140,109
Komatsu, Ltd. (I)	5,400	122,213
Kubota Corp. (I)	3,500	52,239
Kurita Water Industries, Ltd. (I)	700	16,498
Kyocera Corp. (I)	500	23,781
Kyowa Hakko Kirin Co., Ltd.	5,200	81,329
Kyushu Electric Power Co., Inc. (I)	3,900	36,383
Lawson, Inc. (I)	200	15,719
M3, Inc. (I)	2,600	88,201
Mabuchi Motor Co., Ltd.	1,500	81,949
Makita Corp.	200	14,122
Marubeni Corp.	10,300	52,361
Mazda Motor Corp.	4,600	69,473
MEIJI Holdings Co., Ltd.	400	39,406
Mitsubishi Chemical Holdings Corp.	1,500	9,292
Mitsubishi Corp.	11,500	259,134
Mitsubishi Electric Corp.	12,000	151,768
Mitsubishi Estate Co., Ltd.	4,000	74,474
Mitsubishi Heavy Industries, Ltd. (I)	17,000	70,260
Mitsubishi Materials Corp. (I)	700	18,914
Mitsubishi Tanabe Pharma Corp. (I)	4,800	102,007
Mitsubishi UFJ Financial Group, Inc.	85,800	427,371
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,900	72,127
Mitsui & Co., Ltd. (I)	4,600	63,077
Mitsui Chemicals, Inc.	14,000	65,855
Mitsui Fudosan Co., Ltd. (I)	3,000	63,177
Mitsui O.S.K. Lines, Ltd. (I)	7,000	16,084
Mizuho Financial Group, Inc. (I)	94,900	157,785
MS&AD Insurance Group Holdings, Inc. (I)	1,000	27,509
Murata Manufacturing Co., Ltd.	700	89,946
NGK Insulators, Ltd.	3,400	69,707
NGK Spark Plug Co., Ltd. (I)	3,500	60,988
NH Foods, Ltd. (I)	3,000	72,067
Nidec Corp. (I)	1,900	173,540
Nintendo Co., Ltd.	700	183,655
Nippon Building Fund, Inc., REIT	8	50,569
Nippon Express Co., Ltd.	4,000	18,540
Nippon Prologis REIT, Inc.	7	17,672
Nippon Steel & Sumitomo Metal Corp. (I)	3,400	68,952
Nippon Telegraph & Telephone Corp.	5,400	245,704

The notes are an integral part of this report. Transamerica Series Trust	Page 32	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Motor Co., Ltd. (I)	15,700	$ 152,146
Nisshin Seifun Group, Inc. (I)	5,100	77,150
Nitori Holdings Co., Ltd.	900	106,947
Nitto Denko Corp. (I)	700	44,911
Nomura Holdings, Inc. (I)	20,400	89,743
Nomura Real Estate Master Fund, Inc., REIT	18	29,999
NSK, Ltd. (I)	6,000	60,707
NTT DOCOMO, Inc.	9,300	234,965
OBIC Co., Ltd.	900	47,483
Olympus Corp.	2,400	82,836
Omron Corp. (I)	2,000	71,101
Ono Pharmaceutical Co., Ltd. (I)	1,000	27,676
Oriental Land Co., Ltd. (I)	2,200	133,078
ORIX Corp.	11,700	170,472
Otsuka Corp.	700	32,962
Otsuka Holdings Co., Ltd.	3,600	162,915
Panasonic Corp. (I)	17,400	171,932
Rakuten, Inc. (I)	5,100	65,935
Recruit Holdings Co., Ltd.	500	20,265
Resona Holdings, Inc.	16,100	67,048
Rinnai Corp.	500	46,102
Ryohin Keikaku Co., Ltd.	300	60,145
Santen Pharmaceutical Co., Ltd.	1,500	21,937
Sekisui Chemical Co., Ltd.	2,700	38,474
Sekisui House, Ltd. (I)	2,200	37,120
Seven & i Holdings Co., Ltd.	4,200	197,026
Shimadzu Corp.	2,000	30,196
Shimamura Co., Ltd.	500	60,451
Shimano, Inc. (I)	300	44,140
Shin-Etsu Chemical Co., Ltd. (I)	3,200	220,960
Shionogi & Co., Ltd.	1,700	86,370
Shiseido Co., Ltd.	1,200	31,531
Shizuoka Bank, Ltd. (I)	8,000	63,429
SMC Corp.	200	56,979
SoftBank Group Corp.	6,000	385,898
Sompo Japan Nipponkoa Holdings, Inc.	900	26,320
Sony Corp.	8,400	272,779
Stanley Electric Co., Ltd. (I)	700	18,686
Sumitomo Chemical Co., Ltd.	2,000	8,777
Sumitomo Electric Industries, Ltd.	9,300	129,863
Sumitomo Metal Mining Co., Ltd. (I)	8,000	109,383
Sumitomo Mitsui Financial Group, Inc.	9,100	303,318
Sumitomo Mitsui Trust Holdings, Inc.	3,300	106,415
Sumitomo Realty & Development Co., Ltd. (I)	2,000	51,230
Sundrug Co., Ltd.	800	66,663
Suntory Beverage & Food, Ltd.	900	38,608
Suruga Bank, Ltd.	900	21,381
Suzuken Co., Ltd.	2,200	72,028
Suzuki Motor Corp. (I)	4,500	149,105
Sysmex Corp.	500	36,685
Takeda Pharmaceutical Co., Ltd. (I)	2,600	123,661
Terumo Corp. (I)	1,200	45,737
Tohoku Electric Power Co., Inc. (I)	1,500	19,452
Tokio Marine Holdings, Inc.	5,900	223,072
Tokyo Electric Power Co. Holdings, Inc. (I) (N)	7,000	30,028
Tokyo Electron, Ltd. (I)	1,500	131,310
Tokyo Gas Co., Ltd. (I)	17,000	75,038
Tokyo Tatemono Co., Ltd. (I)	2,200	26,186
Tokyu Corp. (I)	2,000	15,147
Tokyu Fudosan Holdings Corp.	12,700	68,256
Toppan Printing Co., Ltd.	10,000	89,542
Toray Industries, Inc. (I)	2,000	19,309
Toshiba Corp. (I) (N)	7,000	23,125
Toyota Industries Corp.	1,700	77,955
Toyota Motor Corp.	14,100	803,549

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toyota Tsusho Corp. (I)	700	$ 16,091
Trend Micro, Inc. (I)	1,300	44,998
Unicharm Corp. (I)	2,200	56,592
United Urban Investment Corp., Class A, REIT	13	23,653
West Japan Railway Co. (I)	1,300	79,970
Yamada Denki Co., Ltd. (I)	15,200	74,947
Yamaha Motor Co., Ltd. (I)	5,500	109,561
Yamato Holdings Co., Ltd. (I)	3,600	83,197

		16,631,598

Jersey, Channel Islands - 0.0% (A)
Randgold Resources, Ltd.	846	85,366

Luxembourg - 0.0% (A)
ArcelorMittal (N)	31,639	193,631

Macau - 0.0% (A)
Sands China, Ltd.	17,600	76,355

Netherlands - 0.3%
ASML Holding NV	3,536	388,041
ASR Nederland NV (N)	3,467	70,532
Heineken Holding NV, Class A	2,395	192,042
Heineken NV	1,005	88,409
ING Groep NV	42,521	524,948
Koninklijke Ahold Delhaize NV	11,714	266,994
Koninklijke KPN NV (I)	66,124	219,498
Koninklijke Philips NV	8,350	247,444
NN Group NV	7,517	230,949
NXP Semiconductors NV (N)	8,481	865,147
Royal Dutch Shell PLC, Class A	42,790	1,061,547
Royal Dutch Shell PLC, Class B	17,149	443,887

		4,599,438

New Zealand - 0.0% (A)
Auckland International Airport, Ltd.	7,672	41,060
Contact Energy, Ltd.	5,860	21,505
Fletcher Building, Ltd.	6,914	54,019
Ryman Healthcare, Ltd.	3,142	22,032
Spark New Zealand, Ltd.	15,460	40,639

		179,255

Norway - 0.0% (A)
Norsk Hydro ASA	22,020	94,888

Portugal - 0.0% (A)
Galp Energia SGPS SA, Class B	9,630	131,599

Puerto Rico - 0.0% (A)
First BanCorp (N)	15,875	82,550

Singapore - 0.2%
Ascendas Real Estate Investment Trust	4,500	8,316
Broadcom, Ltd.	10,741	1,853,037
CapitaLand Mall Trust, REIT	10,000	15,913
CapitaLand, Ltd.	8,800	20,650
ComfortDelGro Corp., Ltd.	10,300	21,224
DBS Group Holdings, Ltd.	12,500	141,068
Genting Singapore PLC	20,300	11,164
Global Logistic Properties, Ltd., Class L	22,900	31,402
Hutchison Port Holdings Trust	57,400	25,543
Jardine Cycle & Carriage, Ltd.	400	12,563
Keppel Corp., Ltd. (I)	11,900	47,035
Kulicke & Soffa Industries, Inc. (N)	10,350	133,825
Oversea-Chinese Banking Corp., Ltd.	21,000	133,204
Singapore Exchange, Ltd.	2,100	11,411

The notes are an integral part of this report. Transamerica Series Trust	Page 33	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Press Holdings, Ltd. (I)	4,000	$ 11,175
Singapore Telecommunications, Ltd. (I)	46,600	135,662
United Overseas Bank, Ltd.	8,200	113,226
Wilmar International, Ltd.	16,300	38,488

		2,764,906

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA	14,927	90,247
Banco Santander SA, Class A	72,780	322,696
Bankia SA	168,732	138,368
Distribuidora Internacional de Alimentacion SA (I)	26,331	163,009
Iberdrola SA	46,231	314,302
Industria de Diseno Textil SA	11,807	437,692
Telefonica SA	30,065	304,468

		1,770,782

Sweden - 0.1%
Assa Abloy AB, B Shares	971	19,728
Electrolux AB, Series B	8,137	204,023
Nordea Bank AB	31,873	316,360
Sandvik AB	21,156	232,675
Skandinaviska Enskilda Banken AB, Class A	26,789	269,176
Telefonaktiebolaget LM Ericsson, Class B	16,475	118,971
Telia Co. AB	35,620	159,523

		1,320,456

Switzerland - 0.5%
ABB, Ltd. (N)	3,260	73,187
Actelion, Ltd. (N)	1,203	208,281
Chubb, Ltd.	5,855	735,681
Cie Financiere Richemont SA (I)	6,131	373,603
Credit Suisse Group AG (N)	7,197	94,157
LafargeHolcim, Ltd. (N)	8,865	479,066
Nestle SA	19,458	1,533,206
Novartis AG	11,204	881,097
Roche Holding AG	4,963	1,231,171
Swiss Re AG	1,023	92,296
Syngenta AG (N)	277	121,062
TE Connectivity, Ltd.	9,687	623,649
UBS Group AG	19,097	260,065
Wolseley PLC	7,443	420,137
Zurich Insurance Group AG (N)	1,132	291,302

		7,417,960

Thailand - 0.0% (A)
Fabrinet (N)	2,850	127,081

United Kingdom - 0.9%
3i Group PLC	26,669	224,858
Associated British Foods PLC	5,353	180,395
AstraZeneca PLC	2,556	165,780
Aviva PLC	42,377	241,953
BAE Systems PLC	13,043	88,586
Barclays PLC	35,513	77,239
Barratt Developments PLC	22,186	142,143
BP PLC	78,351	456,996
British American Tobacco PLC	16,936	1,082,213
BT Group PLC, Class A	19,348	97,566
Capita PLC	12,138	105,409
Cardtronics PLC, Class A (N)	950	42,370
Centrica PLC	105,559	312,224
Compass Group PLC	7,034	136,301
Delphi Automotive PLC, Class A	4,009	285,922
Diageo PLC	6,241	178,813

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Dixons Carphone PLC	30,967	$ 147,908
Ensco PLC, Class A	5,800	49,300
GlaxoSmithKline PLC	41,007	873,274
HSBC Holdings PLC	88,094	660,777
Imperial Brands PLC	3,458	178,096
InterContinental Hotels Group PLC	5,664	233,456
ITV PLC	85,190	206,704
Kingfisher PLC	49,007	239,408
LivaNova PLC (N)	850	51,094
Lloyds Banking Group PLC	184,459	130,422
London Stock Exchange Group PLC	4,990	181,098
Michael Kors Holdings, Ltd. (I) (N)	8,400	393,036
National Grid PLC, Class B	6,601	93,430
Noble Corp. PLC (I)	4,950	31,383
Pentair PLC	975	62,634
Persimmon PLC	8,563	201,446
Prudential PLC	29,188	516,974
Reckitt Benckiser Group PLC, Class A	7,154	673,658
Rio Tinto PLC	11,306	377,274
Rio Tinto, Ltd. (I)	2,620	103,489
RSA Insurance Group PLC	32,009	226,527
SABMiller PLC	7,001	407,892
Seadrill, Ltd. (I) (N)	27,400	64,938
Standard Chartered PLC (N)	34,104	277,733
STERIS PLC	1,775	129,752
Unilever NV, CVA	14,964	690,463
Vodafone Group PLC	265,625	763,462
Whitbread PLC	4,380	222,317
WPP PLC, Class A	12,026	282,757

		12,289,470

United States - 16.6%
3D Systems Corp. (I) (N)	2,275	40,836
3M Co.	295	51,988
8x8, Inc. (N)	1,725	26,617
A.O. Smith Corp.	2,625	259,324
AAR Corp.	600	18,792
Aaron’s, Inc.	5,775	146,800
Abbott Laboratories	18,688	790,316
Abercrombie & Fitch Co., Class A	1,325	21,054
ABIOMED, Inc. (N)	775	99,649
ABM Industries, Inc.	1,175	46,648
Acadia Healthcare Co., Inc. (I) (N)	11,685	578,992
Acadia Realty Trust, REIT (I)	900	32,616
ACI Worldwide, Inc. (N)	2,525	48,935
Acorda Therapeutics, Inc. (N)	2,925	61,074
Activision Blizzard, Inc.	11,775	521,632
Acuity Brands, Inc.	2,493	659,648
Adobe Systems, Inc. (N)	14,504	1,574,264
Advanced Energy Industries, Inc. (N)	875	41,405
Advanced Micro Devices, Inc. (N)	12,675	87,584
AECOM (N)	19,980	594,005
Aegion Corp., Class A (N)	4,650	88,675
Aerojet Rocketdyne Holdings, Inc. (N)	1,300	22,854
AES Corp.	36,700	471,595
Aetna, Inc.	11,302	1,304,816
Affiliated Managers Group, Inc. (N)	2,365	342,215
AGCO Corp.	1,675	82,611
Agilent Technologies, Inc.	1,766	83,161
AK Steel Holding Corp. (I) (N)	14,125	68,224
Akorn, Inc., Class A (I) (N)	3,825	104,269
Albany International Corp., Class A	550	23,309
Albany Molecular Research, Inc. (I) (N)	575	9,493
Alexander & Baldwin, Inc.	975	37,460
Alexandria Real Estate Equities, Inc., REIT	1,275	138,682
Alexion Pharmaceuticals, Inc. (N)	2,867	351,322

The notes are an integral part of this report. Transamerica Series Trust	Page 34	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Align Technology, Inc. (N)	1,600	$ 150,000
Alleghany Corp. (N)	325	170,631
Allergan PLC (N)	3,678	847,080
ALLETE, Inc.	1,575	93,901
Allscripts Healthcare Solutions, Inc. (N)	8,750	115,237
Allstate Corp.	9,345	646,487
Alphabet, Inc., Class A (N)	2,044	1,643,499
Alphabet, Inc., Class C (N)	5,731	4,454,649
AMAG Pharmaceuticals, Inc. (N)	2,375	58,211
Amazon.com, Inc. (N)	4,678	3,916,936
AMC Networks, Inc., Class A (N)	1,775	92,051
Amedisys, Inc. (N)	325	15,418
American Assets Trust, Inc., REIT	725	31,451
American Axle & Manufacturing Holdings, Inc. (N)	1,675	28,844
American Campus Communities, Inc., REIT	4,400	223,828
American Eagle Outfitters, Inc. (I)	3,450	61,617
American Express Co.	3,194	204,544
American Financial Group, Inc.	2,950	221,250
American International Group, Inc.	8,861	525,812
American Public Education, Inc. (N)	325	6,438
American States Water Co.	800	32,040
American Tower Corp., Class A, REIT	978	110,837
American Vanguard Corp.	625	10,038
American Woodmark Corp. (N)	300	24,171
Ameriprise Financial, Inc.	520	51,880
Ameris Bancorp	675	23,591
AMERISAFE, Inc.	375	22,043
Amgen, Inc.	9,881	1,648,250
AMN Healthcare Services, Inc. (N)	800	25,496
Amphenol Corp., Class A	8,415	546,302
Amsurg Corp., Class A (I) (N)	1,100	73,755
Analog Devices, Inc., Class A	7,496	483,117
AngioDynamics, Inc. (N)	2,225	39,027
Anixter International, Inc. (N)	550	35,475
ANSYS, Inc. (N)	625	57,881
Anthem, Inc.	5,749	720,407
Apache Corp.	3,700	236,319
Apartment Investment & Management Co., Class A, REIT	2,293	105,272
Apple, Inc.	54,225	6,130,136
Applied Industrial Technologies, Inc.	850	39,729
Applied Materials, Inc., Class A	43,010	1,296,751
Aptargroup, Inc.	450	34,835
Aramark	8,614	327,590
ArcBest Corp.	6,300	119,826
Archer-Daniels-Midland Co.	1,939	81,768
Archrock, Inc.	8,425	110,199
Arista Networks, Inc. (I) (N)	4,246	361,250
ARRIS International PLC (N)	3,600	101,988
Arrow Electronics, Inc. (N)	4,850	310,254
Arthur J. Gallagher & Co.	4,481	227,948
Ascena Retail Group, Inc., Class B (N)	2,675	14,953
Ashland Global Holdings, Inc.	1,375	159,431
Associated Banc-Corp.	6,700	131,253
AT&T, Inc.	45,575	1,850,801
Atlas Air Worldwide Holdings, Inc. (N)	2,150	92,063
Atmos Energy Corp.	4,225	314,636
ATN International, Inc.	225	14,634
Atwood Oceanics, Inc. (I)	1,125	9,776
Automatic Data Processing, Inc.	633	55,831
AutoNation, Inc. (N)	339	16,513
AvalonBay Communities, Inc., REIT	2,292	407,609
Avista Corp.	1,850	77,311
Avnet, Inc.	6,050	248,413
Avon Products, Inc.	9,875	55,892
AZZ, Inc.	500	32,635

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
B&G Foods, Inc.	1,375	$ 67,622
B/E Aerospace, Inc. (I)	150	7,749
Baker Hughes, Inc.	7,600	383,572
Banc of California, Inc.	875	15,278
BancorpSouth, Inc.	2,250	52,200
Bank of America Corp.	108,530	1,698,494
Bank of Hawaii Corp. (I)	1,375	99,852
Bank of New York Mellon Corp.	6,315	251,842
Bank of the Ozarks, Inc.	1,150	44,160
Banner Corp.	350	15,309
Barnes Group, Inc.	3,775	153,076
Baxter International, Inc.	8,400	399,840
Becton Dickinson and Co.	596	107,119
Bel Fuse, Inc., Class B	1,375	33,193
Belden, Inc.	825	56,917
Bemis Co., Inc.	1,075	54,836
Benchmark Electronics, Inc. (N)	1,075	26,821
Berkshire Hathaway, Inc., Class B (N)	9,720	1,404,248
Berry Plastics Group, Inc. (N)	1,500	65,775
Best Buy Co., Inc.	17,974	686,247
Big Lots, Inc. (I)	1,175	56,106
Bill Barrett Corp. (N)	900	5,004
Biogen, Inc. (N)	2,618	819,513
BioMarin Pharmaceutical, Inc. (N)	567	52,459
BioTelemetry, Inc. (N)	650	12,071
BJ’s Restaurants, Inc. (N)	450	15,998
Black Box Corp.	675	9,383
BlackRock, Inc., Class A	2,885	1,045,697
Blucora, Inc. (N)	850	9,520
BofI Holding, Inc. (I) (N)	900	20,160
Boise Cascade Co. (N)	825	20,955
Boston Beer Co., Inc., Class A (I) (N)	317	49,217
Boston Private Financial Holdings, Inc.	1,600	20,528
Boston Scientific Corp. (N)	28,501	678,324
Boyd Gaming Corp. (N)	1,775	35,110
Briggs & Stratton Corp.	850	15,853
Brink’s Co.	3,800	140,904
Brinker International, Inc. (I)	3,250	163,897
Bristol-Myers Squibb Co.	26,705	1,439,934
Bristow Group, Inc. (I)	2,175	30,494
Broadridge Financial Solutions, Inc.	4,650	315,223
Brookline Bancorp, Inc.	1,525	18,590
Brown & Brown, Inc.	1,825	68,821
Brunswick Corp., Class B	1,925	93,901
Buffalo Wild Wings, Inc. (N)	400	56,296
Burlington Stores, Inc. (N)	5,200	421,304
Cable One, Inc.	100	58,400
Cabot Corp.	4,725	247,637
Cabot Microelectronics Corp., Class A	475	25,132
Cabot Oil & Gas Corp.	7,759	200,182
CACI International, Inc., Class A (N)	700	70,630
Cadence Design Systems, Inc. (N)	6,850	174,880
Caleres, Inc.	2,475	62,593
Callaway Golf Co.	12,225	141,932
Cambrex Corp. (N)	650	28,899
Camden Property Trust, REIT	500	41,870
Capella Education Co.	300	17,412
Capital One Financial Corp.	6,196	445,059
Care Capital Properties, Inc., REIT	3,000	85,500
Career Education Corp. (N)	1,250	8,488
Carlisle Cos., Inc.	6,053	620,856
Carter’s, Inc.	1,450	125,729
Casey’s General Stores, Inc.	2,409	289,441
Catalent, Inc. (N)	500	12,920
Cathay General Bancorp (I)	1,650	50,787
Cato Corp., Class A	3,500	115,115
CBOE Holdings, Inc.	125	8,106

The notes are an integral part of this report. Transamerica Series Trust	Page 35	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CBRE Group, Inc., Class A (N)	14,688	$ 410,970
CDK Global, Inc.	4,850	278,196
CEB, Inc.	625	34,044
Cedar Realty Trust, Inc., REIT (I)	1,450	10,440
Celgene Corp. (N)	9,952	1,040,283
Central Garden & Pet Co. (I) (N)	850	22,100
Central Garden & Pet Co., Class A (N)	4,275	106,020
CenturyLink, Inc.	11,105	304,610
Charles River Laboratories International, Inc. (N)	1,150	95,841
Charles Schwab Corp.	37,004	1,168,216
Charter Communications, Inc., Class A (N)	2,760	745,117
Cheesecake Factory, Inc.	1,775	88,856
Chemours Co.	5,150	82,400
Chesapeake Lodging Trust, REIT	1,075	24,618
Chevron Corp.	9,007	927,000
Chico’s FAS, Inc.	4,350	51,765
Children’s Place, Inc. (I)	1,875	149,756
Ciena Corp. (N)	2,425	52,865
Cigna Corp.	3,423	446,085
Cimarex Energy Co.	1,200	161,244
Cinemark Holdings, Inc.	2,200	84,216
Cirrus Logic, Inc. (N)	1,300	69,095
Cisco Systems, Inc.	16,675	528,931
Citigroup, Inc.	54,928	2,594,249
Citizens Financial Group, Inc.	1,956	48,333
Clearwater Paper Corp. (N)	650	42,036
CMS Energy Corp.	8,258	346,919
Coca-Cola Co.	15,523	656,933
Cognizant Technology Solutions Corp., Class A (N)	6,591	314,457
Coherent, Inc. (N)	475	52,507
Cohu, Inc.	3,525	41,384
Columbia Banking System, Inc.	1,325	43,354
Comcast Corp., Class A	21,319	1,414,302
Comfort Systems USA, Inc., Class A	725	21,250
Commerce Bancshares, Inc.	104	5,123
Commercial Metals Co.	5,025	81,355
Communications Sales & Leasing, Inc., REIT	3,625	113,861
Community Bank System, Inc.	875	42,096
Community Health Systems, Inc. (I) (N)	4,075	47,026
CommVault Systems, Inc. (N)	850	45,161
Computer Sciences Corp.	16,050	837,970
comScore, Inc. (I) (N)	900	27,594
Comtech Telecommunications Corp.	275	3,523
Concho Resources, Inc. (N)	6,666	915,575
ConocoPhillips	7,898	343,326
Constellation Brands, Inc., Class A	3,148	524,111
Contango Oil & Gas Co., Class A (N)	275	2,811
Convergys Corp. (I)	1,975	60,079
Cooper Cos., Inc.	1,575	282,334
Cooper-Standard Holding, Inc. (N)	1,525	150,670
Copart, Inc. (N)	2,050	109,798
Core-Mark Holding Co., Inc.	350	12,530
CoreLogic, Inc. (N)	4,600	180,412
CoreSite Realty Corp., REIT	725	53,679
Corning, Inc.	41,047	970,762
Corporate Office Properties Trust, REIT	5,700	161,595
CoStar Group, Inc. (N)	1,678	363,337
Costco Wholesale Corp.	4,130	629,866
Cousins Properties, Inc., REIT	5,025	52,461
CR Bard, Inc.	1,450	325,206
Cracker Barrel Old Country Store, Inc. (I)	625	82,637
Crane Co.	3,225	203,207
Crocs, Inc. (N)	1,475	12,243
Cross Country Healthcare, Inc. (N)	1,575	18,554

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Crown Holdings, Inc. (N)	5,970	$ 340,827
CryoLife, Inc.	2,950	51,832
CST Brands, Inc.	1,425	68,528
Cummins, Inc.	2,567	328,961
Curtiss-Wright Corp.	1,225	111,610
CVS Health Corp.	2,070	184,209
Cynosure, Inc., Class A (N)	400	20,376
D.R. Horton, Inc.	5,637	170,237
Dana, Inc.	10,275	160,187
Danaher Corp.	2,283	178,964
Darling International, Inc. (N)	3,325	44,921
Dean Foods Co. (I)	7,225	118,490
Deckers Outdoor Corp. (N)	575	34,241
Deere & Co.	967	82,533
Delta Air Lines, Inc.	37,350	1,470,096
Denbury Resources, Inc. (I) (N)	34,675	112,000
Depomed, Inc. (I) (N)	1,000	24,990
DeVry Education Group, Inc. (I)	825	19,025
Diamondback Energy, Inc. (N)	2,468	238,261
DiamondRock Hospitality Co., REIT	8,950	81,445
Dick’s Sporting Goods, Inc.	1,925	109,186
Digi International, Inc. (N)	2,900	33,060
Dime Community Bancshares, Inc.	1,550	25,978
DineEquity, Inc.	325	25,737
Discover Financial Services	12,542	709,250
DISH Network Corp., Class A (N)	4,567	250,180
Dollar General Corp.	12,044	842,960
Domino’s Pizza, Inc.	125	18,981
Domtar Corp.	1,300	48,269
Douglas Emmett, Inc., REIT	3,775	138,278
Dow Chemical Co.	8,593	445,375
Dr. Pepper Snapple Group, Inc.	1,019	93,045
Drew Industries, Inc.	1,750	171,535
Dril-Quip, Inc., Class A (N)	800	44,592
DST Systems, Inc.	625	73,700
DTS, Inc.	275	11,699
Duke Realty Corp., REIT (I)	6,400	174,912
DuPont Fabros Technology, Inc., REIT	5,300	218,625
E.I. du Pont de Nemours & Co.	9,244	619,071
Eagle Materials, Inc.	5,169	399,564
East West Bancorp, Inc.	14,718	540,298
EastGroup Properties, Inc., REIT	200	14,712
Eastman Chemical Co.	7,647	517,549
Eaton Corp. PLC	9,692	636,861
Eaton Vance Corp.	1,050	41,003
eBay, Inc. (N)	30,130	991,277
Edison International	18,528	1,338,648
eHealth, Inc. (I) (N)	300	3,363
El Paso Electric Co.	1,725	80,678
Electro Scientific Industries, Inc. (N)	4,950	27,918
Electronic Arts, Inc. (N)	9,893	844,862
Eli Lilly & Co.	12,326	989,285
EMCOR Group, Inc.	2,875	171,407
Emergent BioSolutions, Inc. (N)	2,300	72,519
Emerson Electric Co.	1,161	63,286
Energen Corp.	2,000	115,440
Energizer Holdings, Inc.	9,940	496,602
EnerSys	2,975	205,840
Engility Holdings, Inc. (N)	400	12,600
Envision Healthcare Holdings, Inc. (I) (N)	11,529	256,751
EOG Resources, Inc.	9,717	939,731
EPR Properties, REIT	950	74,803
EQT Corp.	4,523	328,460
Equifax, Inc.	2,923	393,377
Equinix, Inc., REIT	753	271,268
Equity Commonwealth, REIT (N)	15,250	460,855
Equity One, Inc., REIT	500	15,305

The notes are an integral part of this report. Transamerica Series Trust	Page 36	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Essendant, Inc.	4,275	$ 87,723
Essex Property Trust, Inc., REIT	231	51,444
Evercore Partners, Inc., Class A	2,875	148,091
Exelon Corp.	5,806	193,282
ExlService Holdings, Inc. (N)	1,975	98,434
Express Scripts Holding Co. (N)	15,800	1,114,374
Express, Inc. (N)	1,525	17,980
Exterran Corp. (N)	637	9,988
Extra Space Storage, Inc., REIT	653	51,855
Exxon Mobil Corp.	22,987	2,006,305
Ezcorp, Inc., Class A (N)	975	10,784
Facebook, Inc., Class A (N)	33,084	4,243,685
FactSet Research Systems, Inc.	850	137,785
Fair Isaac Corp.	750	93,442
FARO Technologies, Inc. (N)	375	13,481
Federal Signal Corp.	1,250	16,575
Federated Investors, Inc., Class B	1,000	29,630
Fidelity National Information Services, Inc.	6,842	527,039
Finish Line, Inc., Class A	1,050	24,234
First American Financial Corp.	5,350	210,148
First Financial Bancorp	800	17,472
First Horizon National Corp.	2,600	39,598
First Midwest Bancorp, Inc.	7,725	149,556
FirstCash, Inc.	2,331	109,743
Flowers Foods, Inc. (I)	3,800	57,456
Fluor Corp.	3,684	189,063
FMC Technologies, Inc. (N)	16,000	474,720
Ford Motor Co.	26,580	320,821
Forestar Group, Inc. (I) (N)	650	7,612
Fortinet, Inc. (N)	3,500	129,255
Fortive Corp.	828	42,145
Fortune Brands Home & Security, Inc.	8,335	484,263
Fossil Group, Inc. (I) (N)	775	21,522
Franklin Street Properties Corp., REIT	1,475	18,585
FTI Consulting, Inc. (N)	950	42,332
Fulton Financial Corp.	4,300	62,436
FutureFuel Corp.	2,250	25,380
GameStop Corp., Class A (I)	2,125	58,629
Gartner, Inc. (N)	700	61,915
General Cable Corp.	6,175	92,501
General Dynamics Corp.	3,250	504,270
General Electric Co.	43,491	1,288,203
General Motors Co.	21,992	698,686
Getty Realty Corp., REIT	552	13,209
Gibraltar Industries, Inc. (N)	650	24,148
Gilead Sciences, Inc.	37,498	2,966,842
GoDaddy, Inc., Class A (I) (N)	14,570	503,102
Goldman Sachs Group, Inc.	1,514	244,163
Government Properties Income Trust, REIT (I)	775	17,531
Graham Holdings Co., Class B	100	48,137
Great Plains Energy, Inc.	6,125	167,151
Green Dot Corp., Class A (N)	850	19,601
Green Plains, Inc.	775	20,305
Greenbrier Cos., Inc. (I)	3,000	105,900
Greif, Inc., Class A	2,400	119,016
Group 1 Automotive, Inc.	475	30,343
Guidewire Software, Inc. (N)	4,290	257,314
Gulf Island Fabrication, Inc.	2,325	21,390
Gulfport Energy Corp. (N)	2,500	70,625
Haemonetics Corp. (N)	1,025	37,115
Hain Celestial Group, Inc. (N)	1,450	51,591
Halliburton Co.	4,313	193,567
Halyard Health, Inc. (N)	3,350	116,111
Hancock Holding Co.	1,650	53,510
Hanmi Financial Corp., Class B	2,925	77,044
Hanover Insurance Group, Inc.	2,775	209,290

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Harman International Industries, Inc.	1,690	$ 142,720
Harris Corp.	6,788	621,849
Hartford Financial Services Group, Inc.	2,231	95,531
Haverty Furniture Cos., Inc.	350	7,014
Hawaiian Electric Industries, Inc.	4,025	120,146
Hawaiian Holdings, Inc. (N)	950	46,170
HB Fuller Co.	1,050	48,794
HCA Holdings, Inc. (N)	3,434	259,713
HCP, Inc., REIT	5,681	215,594
HD Supply Holdings, Inc. (N)	13,261	424,087
Headwaters, Inc. (N)	1,475	24,957
Healthcare Realty Trust, Inc., REIT	1,175	40,021
Healthways, Inc. (N)	825	21,830
Helen of Troy, Ltd. (N)	750	64,627
Helix Energy Solutions Group, Inc., Class A (N)	8,175	66,463
Herbalife, Ltd. (I) (N)	5,550	344,044
Herman Miller, Inc.	1,200	34,320
Hershey Co.	2,017	192,825
Hess Corp.	1,800	96,516
Hewlett Packard Enterprise Co.	6,303	143,393
HFF, Inc., Class A	2,300	63,687
Highwoods Properties, Inc., REIT	3,800	198,056
Hill-Rom Holdings, Inc.	3,375	209,182
Hilton Worldwide Holdings, Inc.	21,822	500,378
HMS Holdings Corp. (N)	1,875	41,569
HNI Corp.	850	33,830
HollyFrontier Corp.	6,550	160,475
Hologic, Inc. (N)	3,200	124,256
Home BancShares, Inc.	1,750	36,418
Home Depot, Inc.	18,300	2,354,844
Honeywell International, Inc.	9,361	1,091,399
Hope Bancorp, Inc.	2,233	38,787
Hospitality Properties Trust, REIT	7,275	216,213
HP, Inc.	29,030	450,836
HSN, Inc.	625	24,875
Hub Group, Inc., Class A (N)	4,000	163,040
Hubbell, Inc., Class B	1,100	118,514
Humana, Inc., Class A	6,602	1,167,828
Huntington Ingalls Industries, Inc.	3,615	554,613
Iconix Brand Group, Inc. (I) (N)	1,025	8,323
ICU Medical, Inc., Class B (N)	300	37,914
IDACORP, Inc.	1,800	140,904
IDEX Corp.	1,300	121,641
IDEXX Laboratories, Inc. (N)	1,375	155,004
II-VI, Inc. (N)	300	7,299
Illinois Tool Works, Inc., Class A	6,980	836,483
Illumina, Inc. (N)	5,175	940,090
Impax Laboratories, Inc. (N)	2,275	53,918
Independent Bank Corp.	600	32,454
Ingersoll-Rand PLC	2,217	150,623
Ingevity Corp. (N)	1,250	57,625
Ingram Micro, Inc., Class A	3,175	113,220
Ingredion, Inc.	6,225	828,298
Innophos Holdings, Inc.	3,075	120,017
Innospec, Inc.	2,575	156,586
Insight Enterprises, Inc. (N)	4,075	132,641
Insperity, Inc.	2,000	145,280
Integrated Device Technology, Inc. (N)	2,875	66,412
Inteliquent, Inc.	3,175	51,245
Intercept Pharmaceuticals, Inc. (I) (N)	1,648	271,244
Intercontinental Exchange, Inc.	1,543	415,622
InterDigital, Inc.	675	53,460
Interface, Inc., Class A	1,350	22,532
Intersil Corp., Class A	1,450	31,799
Interval Leisure Group, Inc.	6,100	104,737
INTL. FCStone, Inc. (N)	350	13,598

The notes are an integral part of this report. Transamerica Series Trust	Page 37	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Itron, Inc. (N)	800	$ 44,608
ITT, Inc.	4,250	152,320
Ixia (N)	975	12,188
J&J Snack Foods Corp.	275	32,758
J.M. Smucker, Co.	1,729	234,349
j2 Global, Inc.	550	36,636
Jabil Circuit, Inc.	3,900	85,098
Jack in the Box, Inc.	750	71,955
Jacobs Engineering Group, Inc. (N)	5,400	279,288
Janus Capital Group, Inc.	2,800	39,228
JC Penney Co., Inc. (I) (N)	5,475	50,480
JetBlue Airways Corp. (N)	8,925	153,867
John Wiley & Sons, Inc., Class A	800	41,288
Johnson & Johnson	17,610	2,080,269
Johnson Controls International PLC	224	10,423
Jones Lang LaSalle, Inc.	1,875	213,356
Joy Global, Inc.	2,075	57,560
Kaiser Aluminum Corp.	600	51,894
KapStone Paper and Packaging Corp.	950	17,974
Kate Spade & Co. (N)	1,975	33,832
KB Home (I)	1,625	26,195
KBR, Inc.	8,300	125,579
Kelly Services, Inc., Class A	650	12,493
Kennametal, Inc.	1,575	45,707
KeyCorp	24,209	294,624
Keysight Technologies, Inc. (N)	5,750	182,217
Kilroy Realty Corp., REIT	1,925	133,499
Kimberly-Clark Corp.	6,884	868,348
Kimco Realty Corp., REIT	8,518	246,596
Kinder Morgan, Inc.	7,260	167,924
Kindred Healthcare, Inc. (I)	2,875	29,383
Kite Pharma, Inc. (I) (N)	4,790	267,569
Kite Realty Group Trust, REIT	6,100	169,092
KLA-Tencor Corp.	1,128	78,633
Kohl’s Corp.	7,500	328,125
Koppers Holdings, Inc. (N)	2,375	76,427
Kroger Co.	13,738	407,744
L-3 Communications Holdings, Inc.	1,372	206,802
La-Z-Boy, Inc.	4,875	119,730
Laboratory Corp. of America Holdings (N)	530	72,864
Lam Research Corp.	16,173	1,531,745
Landstar System, Inc.	900	61,272
LaSalle Hotel Properties, REIT	4,695	112,070
LegacyTexas Financial Group, Inc.	775	24,513
Leidos Holdings, Inc.	3,350	144,988
Lennox International, Inc. (I)	5,864	920,824
Lexmark International, Inc., Class A	2,250	89,910
Liberty Property Trust, Series C, REIT	5,166	208,448
Life Storage, Inc., REIT	625	55,587
LifePoint Health, Inc. (N)	900	53,307
Lincoln Electric Holdings, Inc.	575	36,007
Lincoln National Corp.	5,325	250,168
Liquidity Services, Inc. (N)	4,825	54,233
Lithia Motors, Inc., Class A	1,175	112,236
Littelfuse, Inc.	450	57,964
Live Nation Entertainment, Inc. (N)	2,950	81,066
LivePerson, Inc. (N)	6,500	54,665
LKQ Corp. (N)	10,670	378,358
LogMeIn, Inc.	500	45,195
Lowe’s Cos., Inc.	29,521	2,131,711
Lumentum Holdings, Inc. (N)	875	36,549
Lydall, Inc. (N)	325	16,617
Macerich Co., Class A, REIT	311	25,151
Mack-Cali Realty Corp., REIT	1,775	48,316
Magellan Health, Inc. (N)	2,050	110,146
ManpowerGroup, Inc.	2,900	209,554
ManTech International Corp., Class A	500	18,845

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Oil Corp.	39,560	$ 625,444
Marathon Petroleum Corp.	6,220	252,470
MarketAxess Holdings, Inc.	725	120,053
Martin Marietta Materials, Inc.	665	119,108
Masco Corp.	13,813	473,924
Masimo Corp. (N)	3,125	185,906
MasterCard, Inc., Class A	10,289	1,047,112
Matson, Inc.	950	37,886
MB Financial, Inc.	1,125	42,795
McDonald’s Corp.	6,200	715,232
McKesson Corp.	1,407	234,617
MDU Resources Group, Inc.	2,725	69,324
Medical Properties Trust, Inc., REIT	4,925	72,742
Medicines Co. (I) (N)	3,050	115,107
Medifast, Inc.	275	10,392
MEDNAX, Inc. (N)	1,900	125,875
Mentor Graphics Corp.	3,975	105,099
Merck & Co., Inc.	8,512	531,234
Meredith Corp.	750	38,993
Methode Electronics, Inc.	3,475	121,521
MetLife, Inc.	20,274	900,774
Microsemi Corp. (N)	2,750	115,445
Microsoft Corp.	105,813	6,094,829
MicroStrategy, Inc., Class A (N)	200	33,488
Mid-America Apartment Communities, Inc., REIT	2,050	192,679
Middleby Corp. (N)	2,184	269,986
Minerals Technologies, Inc.	800	56,552
MKS Instruments, Inc.	1,275	63,406
Mohawk Industries, Inc. (N)	5,368	1,075,425
Molina Healthcare, Inc. (N)	2,450	142,884
Molson Coors Brewing Co., Class B	6,911	758,828
Momenta Pharmaceuticals, Inc., Class B (N)	11,425	133,558
Mondelez International, Inc., Class A	21,140	928,046
Monsanto Co.	1,462	149,416
Monster Beverage Corp. (N)	2,066	303,309
Moog, Inc., Class A (N)	1,200	71,448
Morgan Stanley	25,261	809,868
Mosaic Co.	14,726	360,198
Motorola Solutions, Inc.	2,000	152,560
Movado Group, Inc.	350	7,518
MSC Industrial Direct Co., Inc., Class A	975	71,575
MSCI, Inc., Class A	7,085	594,715
Mueller Industries, Inc.	1,175	38,094
Murphy USA, Inc. (N)	1,425	101,688
Mylan NV (N)	2,119	80,776
Nabors Industries, Ltd.	5,675	69,008
Nanometrics, Inc. (N)	2,350	52,499
National Fuel Gas Co.	900	48,663
National Oilwell Varco, Inc.	1,368	50,260
Natus Medical, Inc. (N)	2,875	112,959
Navigators Group, Inc.	150	14,538
NBT Bancorp, Inc.	725	23,831
NCR Corp. (N)	20,075	646,214
Neenah Paper, Inc.	375	29,629
Netflix, Inc. (N)	4,083	402,380
NETGEAR, Inc. (N)	700	42,343
NeuStar, Inc., Class A (I) (N)	1,100	29,249
New Jersey Resources Corp.	1,800	59,148
New York Community Bancorp, Inc.	1,725	24,547
Newell Brands, Inc.	1,239	65,246
Newmont Mining Corp.	13,887	545,620
NextEra Energy, Inc.	7,387	903,578
NIC, Inc.	1,150	27,025
NIKE, Inc., Class B	1,843	97,034
Northrop Grumman Corp.	6,642	1,421,056

The notes are an integral part of this report. Transamerica Series Trust	Page 38	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NorthWestern Corp.	925	$ 53,215
Norwegian Cruise Line Holdings, Ltd. (N)	9,150	344,955
NOW, Inc. (N)	2,225	47,682
Nu Skin Enterprises, Inc., Class A	2,800	181,384
Nuance Communications, Inc. (N)	27,240	394,980
Nucor Corp.	8,400	415,380
Nutrisystem, Inc.	475	14,103
NuVasive, Inc. (N)	1,025	68,326
NVIDIA Corp.	3,560	243,931
NVR, Inc. (N)	205	336,173
O’Reilly Automotive, Inc. (N)	1,610	450,977
Occidental Petroleum Corp.	8,563	624,414
Office Depot, Inc.	16,950	60,511
OGE Energy Corp.	7,875	249,007
Oil States International, Inc. (N)	950	29,992
Old Dominion Freight Line, Inc. (N)	4,232	290,358
Old Republic International Corp.	10,600	186,772
Olin Corp.	400	8,208
Olympic Steel, Inc.	1,800	39,780
Omnicell, Inc. (N)	675	25,853
On Assignment, Inc. (N)	850	30,847
Oracle Corp.	30,126	1,183,349
Orbital ATK, Inc.	1,200	91,476
Oshkosh Corp.	200	11,200
Owens & Minor, Inc.	3,975	138,052
Oxford Industries, Inc.	275	18,618
P.H. Glatfelter Co.	875	18,970
PACCAR, Inc.	10,014	588,623
Packaging Corp. of America	2,000	162,520
PacWest Bancorp	4,850	208,113
Palo Alto Networks, Inc. (I) (N)	2,742	436,883
Panera Bread Co., Class A (I) (N)	475	92,492
Papa John’s International, Inc.	475	37,454
PAREXEL International Corp. (N)	1,175	81,604
Park Electrochemical Corp.	425	7,382
Parker-Hannifin Corp.	2,639	331,274
Parkway Properties, Inc., REIT	425	7,229
Patterson-UTI Energy, Inc.	3,075	68,788
PayPal Holdings, Inc. (N)	15,615	639,747
PDC Energy, Inc. (N)	250	16,765
PepsiCo, Inc.	15,183	1,651,455
Perficient, Inc. (N)	625	12,594
Perry Ellis International, Inc. (N)	2,075	40,006
Pfizer, Inc.	52,850	1,790,029
PG&E Corp.	3,858	235,994
PharMerica Corp. (N)	3,175	89,122
Philip Morris International, Inc.	5,920	575,542
Pilgrim’s Pride Corp. (I)	17,785	375,619
Pinnacle Financial Partners, Inc.	700	37,856
Pioneer Energy Services Corp. (N)	1,200	4,848
Pioneer Natural Resources Co.	3,755	697,116
Piper Jaffray Cos. (N)	300	14,490
Pitney Bowes, Inc.	6,095	110,685
Plantronics, Inc.	875	45,465
Plexus Corp. (N)	2,900	135,662
PNC Financial Services Group, Inc.	2,800	252,252
Polaris Industries, Inc. (I)	425	32,912
PolyOne Corp.	1,775	60,013
Post Holdings, Inc. (N)	3,775	291,317
Post Properties, Inc., REIT	2,225	147,139
Powell Industries, Inc.	250	10,013
Prestige Brands Holdings, Inc. (N)	1,025	49,477
Priceline Group, Inc. (N)	494	726,916
PrivateBancorp, Inc., Class A	1,325	60,844
Procter & Gamble Co.	13,521	1,213,510
Progress Software Corp. (N)	4,250	115,600
Prologis, Inc., Class A, REIT	3,497	187,229

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Providence Service Corp. (N)	200	$ 9,726
Provident Financial Services, Inc.	1,075	22,822
Prudential Financial, Inc.	3,085	251,890
PS Business Parks, Inc., REIT	925	105,052
PTC, Inc. (N)	2,300	101,913
Public Service Enterprise Group, Inc.	9,694	405,888
Public Storage, REIT	3,679	820,932
PulteGroup, Inc.	8,473	169,799
PVH Corp.	2,956	326,638
QEP Resources, Inc.	5,075	99,115
Quaker Chemical Corp.	250	26,483
QUALCOMM, Inc.	6,500	445,250
Qualys, Inc. (N)	475	18,140
Quest Diagnostics, Inc.	980	82,937
R.R. Donnelley & Sons Co.	16,190	254,507
Rackspace Hosting, Inc. (N)	1,675	53,081
Ralph Lauren Corp., Class A	596	60,279
Raymond James Financial, Inc.	4,775	277,953
Rayonier Advanced Materials, Inc. (I)	825	11,030
Rayonier, Inc., REIT	6,700	177,818
RE/MAX Holdings, Inc., Class A	350	15,323
Regal Beloit Corp.	2,800	166,572
Regency Centers Corp., REIT	3,033	235,027
Regeneron Pharmaceuticals, Inc., Class A (N)	1,051	422,523
Regions Financial Corp.	33,318	328,849
Reinsurance Group of America, Inc., Class A	2,600	280,644
Reliance Steel & Aluminum Co.	2,225	160,267
Rent-A-Center, Inc.	5,000	63,200
ResMed, Inc. (I)	2,900	187,891
Resources Connection, Inc.	2,500	37,350
Retail Opportunity Investments Corp., REIT	2,000	43,920
Revance Therapeutics, Inc. (I) (N)	7,451	120,781
REX American Resources Corp., Class A (N)	150	12,714
Reynolds American, Inc., Class A	30,993	1,461,320
Rofin-Sinar Technologies, Inc. (N)	575	18,504
Rogers Corp. (N)	325	19,851
Ross Stores, Inc.	2,293	147,440
Rowan Cos. PLC, Class A	2,525	38,279
Royal Caribbean Cruises, Ltd., Class A	5,125	384,119
Royal Gold, Inc.	1,075	83,237
RPM International, Inc.	3,975	213,537
Rudolph Technologies, Inc. (N)	5,125	90,917
Ruth’s Hospitality Group, Inc.	575	8,119
S&P Global, Inc.	4,770	603,691
Saia, Inc. (N)	450	13,482
salesforce.com, Inc. (N)	3,724	265,633
Sanderson Farms, Inc. (I)	400	38,532
Sanmina Corp. (N)	3,175	90,392
Saul Centers, Inc., REIT	250	16,650
Schlumberger, Ltd.	12,835	1,009,344
Schweitzer-Mauduit International, Inc.	3,225	124,356
Science Applications International Corp.	2,675	185,565
Scotts Miracle-Gro Co., Class A	1,225	102,006
Sealed Air Corp., Class A	1,106	50,677
SEI Investments Co.	3,250	148,232
Select Comfort Corp. (N)	1,050	22,680
Selective Insurance Group, Inc.	1,125	44,843
Sempra Energy	3,703	396,925
Semtech Corp. (N)	1,975	54,767
Seneca Foods Corp., Class A (N)	625	17,650
Senior Housing Properties Trust, REIT	9,100	206,661
ServiceNow, Inc. (N)	5,110	404,456
Sherwin-Williams Co.	867	239,864
Shire PLC	7,034	455,673
Shutterstock, Inc. (N)	425	27,073

The notes are an integral part of this report. Transamerica Series Trust	Page 39	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Signature Bank (N)	5,196	$ 615,466
Signet Jewelers, Ltd.	273	20,347
Simmons First National Corp., Class A	750	37,425
Simon Property Group, Inc., REIT	1,942	402,013
Sirius XM Holdings, Inc. (I) (N)	25,086	104,609
Skechers U.S.A., Inc., Class A (N)	2,900	66,410
SkyWest, Inc.	4,300	113,563
SL Green Realty Corp., REIT (I)	1,447	156,421
SLM Corp. (N)	8,175	61,067
SM Energy Co.	1,375	53,048
Snap-on, Inc.	1,998	303,616
Sonoco Products Co.	1,275	67,358
Southwest Airlines Co.	13,524	525,948
Southwest Gas Corp.	1,050	73,353
Spark Therapeutics, Inc. (N)	2,876	172,733
SpartanNash Co.	3,525	101,943
Spire, Inc.	125	7,968
Splunk, Inc. (N)	4,811	282,309
Spok Holdings, Inc.	1,850	32,967
Sprouts Farmers Market, Inc. (N)	8,941	184,632
SPX Corp. (N)	775	15,609
SPX FLOW, Inc. (N)	4,100	126,772
Stamps.com, Inc. (I) (N)	325	30,716
Standard Motor Products, Inc.	575	27,462
Standex International Corp.	275	25,539
Stanley Black & Decker, Inc.	7,568	930,713
Starbucks Corp.	21,329	1,154,752
State Street Corp.	5,975	416,039
Steel Dynamics, Inc.	24,295	607,132
Stepan Co.	1,850	134,421
Sterling Bancorp	8,800	154,000
Steven Madden, Ltd., Class B (N)	1,175	40,608
Stewart Information Services Corp.	550	24,448
Stifel Financial Corp. (N)	1,200	46,140
STORE Capital Corp., REIT	2,704	79,687
Strayer Education, Inc. (N)	225	10,503
Stryker Corp.	990	115,246
Summit Hotel Properties, Inc., REIT	11,675	153,643
SunCoke Energy, Inc.	1,425	11,429
Superior Energy Services, Inc.	6,350	113,665
Superior Industries International, Inc.	475	13,851
Supernus Pharmaceuticals, Inc. (N)	775	19,166
SUPERVALU, Inc. (N)	9,500	47,405
SurModics, Inc. (N)	325	9,779
SVB Financial Group (N)	2,055	227,160
Sykes Enterprises, Inc. (N)	4,275	120,256
Synaptics, Inc. (I) (N)	750	43,935
Synchronoss Technologies, Inc. (N)	1,375	56,622
Synergy Resources Corp. (I) (N)	3,675	25,468
SYNNEX Corp.	5,375	613,341
Synopsys, Inc. (N)	6,325	375,389
Synovus Financial Corp.	6,425	209,005
T-Mobile US, Inc. (N)	3,651	170,575
Take-Two Interactive Software, Inc. (I) (N)	14,700	662,676
Talen Energy Corp. (I) (N)	6,850	94,872
Tanger Factory Outlet Centers, Inc., REIT	1,900	74,024
Taubman Centers, Inc., REIT	2,725	202,767
TCF Financial Corp.	12,375	179,561
TD Ameritrade Holding Corp.	2,356	83,025
Tech Data Corp. (N)	1,725	146,125
Teleflex, Inc.	900	151,245
Telephone & Data Systems, Inc.	5,525	150,169
Tempur Sealy International, Inc. (I) (N)	225	12,767
Tenet Healthcare Corp. (N)	2,000	45,320
Teradyne, Inc.	9,275	200,154
Terex Corp.	3,825	97,193
Tesco Corp., Class B	600	4,896

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Tesla Motors, Inc. (I) (N)	1,231	$ 251,161
Tesoro Corp.	2,680	213,221
Tetra Tech, Inc.	5,450	193,311
Texas Capital Bancshares, Inc. (N)	1,050	57,666
Texas Instruments, Inc.	10,819	759,277
Texas Roadhouse, Inc., Class A	1,250	48,788
Textron, Inc.	1,354	53,822
TherapeuticsMD, Inc. (I) (N)	16,198	110,308
Thermo Fisher Scientific, Inc.	2,458	390,969
Thor Industries, Inc.	1,375	116,462
Tiffany & Co. (I)	639	46,411
Time Warner, Inc.	14,654	1,166,605
Time, Inc.	2,175	31,494
Timken Co.	1,625	57,102
TiVo Corp. (N)	4,000	77,920
TJX Cos., Inc.	10,074	753,334
Toll Brothers, Inc. (N)	6,239	186,297
TopBuild Corp. (N)	3,650	121,180
Toro Co.	700	32,788
Travelers Cos., Inc.	3,785	433,572
Trimble Navigation, Ltd. (N)	4,250	121,380
Trinity Industries, Inc.	3,150	76,167
TrueBlue, Inc. (N)	875	19,828
TrustCo Bank Corp.	9,000	63,810
Trustmark Corp., Class A	1,650	45,474
TTM Technologies, Inc. (N)	4,425	50,666
Tupperware Brands Corp. (I)	1,050	68,638
Twenty-First Century Fox, Inc., Class A	66,770	1,617,169
Tyler Technologies, Inc. (N)	400	68,492
Tyson Foods, Inc., Class A	21,730	1,622,579
U.S. Steel Corp. (I)	795	14,994
UGI Corp.	17,992	813,958
Ulta Salon Cosmetics & Fragrance, Inc. (N)	1,254	298,427
Ultratech, Inc. (N)	550	12,694
UMB Financial Corp. (I)	775	46,074
Umpqua Holdings Corp.	6,250	94,062
Union Pacific Corp.	11,736	1,144,612
United Community Banks, Inc.	7,150	150,293
United Continental Holdings, Inc. (N)	9,482	497,521
United Fire Group, Inc.	450	19,044
United Parcel Service, Inc., Class B	929	101,595
United Technologies Corp.	6,481	658,470
United Therapeutics Corp. (I) (N)	1,725	203,688
UnitedHealth Group, Inc.	17,279	2,419,060
Universal Corp.	450	26,199
Universal Forest Products, Inc.	1,400	137,886
Urstadt Biddle Properties, Inc., Class A, REIT	475	10,555
US Concrete, Inc. (N)	275	12,668
US Ecology, Inc.	475	21,299
Valero Energy Corp.	23,803	1,261,559
Valmont Industries, Inc.	3,350	450,809
Valspar Corp.	700	74,249
Vantiv, Inc., Class A (N)	10,628	598,038
VASCO Data Security International, Inc. (N)	500	8,805
VCA, Inc. (N)	3,800	265,924
Vectren Corp.	3,875	194,525
Veeva Systems, Inc., Class A (N)	7,244	299,032
VeriSign, Inc. (I) (N)	4,815	376,726
Veritiv Corp. (N)	1,450	72,746
Verizon Communications, Inc.	30,787	1,600,308
Vertex Pharmaceuticals, Inc. (N)	7,051	614,918
VF Corp.	2,710	151,895
Viad Corp.	2,550	94,018
Viavi Solutions, Inc. (N)	5,100	37,689
Visa, Inc., Class A	38,933	3,219,759
Vishay Intertechnology, Inc.	2,875	40,509

The notes are an integral part of this report. Transamerica Series Trust	Page 40	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Vista Outdoor, Inc. (N)	1,250	$ 49,825
Voya Financial, Inc.	2,043	58,879
Vulcan Materials Co.	3,092	351,653
WABCO Holdings, Inc. (N)	1,969	223,541
Wabtec Corp. (I)	425	34,701
WageWorks, Inc. (N)	300	18,273
Wal-Mart Stores, Inc.	17,639	1,272,125
Walgreens Boots Alliance, Inc.	7,919	638,430
Walker & Dunlop, Inc. (N)	600	15,156
Washington Prime Group, Inc., REIT	10,200	126,276
Watsco, Inc.	525	73,972
Watts Water Technologies, Inc., Class A	225	14,589
Wayfair, Inc., Class A (I) (N)	4,988	196,378
WebMD Health Corp., Class A (N)	775	38,518
WEC Energy Group, Inc.	1,686	100,958
Weingarten Realty Investors, REIT	2,475	96,475
WellCare Health Plans, Inc. (N)	6,206	726,661
Wells Fargo & Co.	64,428	2,852,872
West Pharmaceutical Services, Inc.	175	13,038
Westar Energy, Inc., Class A	550	31,213
Western Refining, Inc.	1,350	35,721
Western Union Co.	5,430	113,053
WestRock Co.	4,202	203,713
WEX, Inc. (N)	2,370	256,173
WGL Holdings, Inc.	175	10,973
WhiteWave Foods Co., Class A (N)	900	48,987
Winnebago Industries, Inc.	625	14,731
Wintrust Financial Corp.	1,125	62,516
Wolverine World Wide, Inc.	1,825	42,030
Workday, Inc., Class A (N)	3,775	346,130
World Fuel Services Corp.	1,750	80,955
Worthington Industries, Inc.	975	46,829
WPX Energy, Inc. (N)	11,050	145,749
WR Berkley Corp.	1,850	106,856
Xcel Energy, Inc.	10,545	433,821
Yum! Brands, Inc.	4,010	364,148
Zions Bancorporation	2,035	63,126

		239,050,190

Total Common Stocks (Cost $301,450,442)		318,639,354

PREFERRED STOCKS - 0.0% (A)
Germany - 0.0% (A)
Henkel AG & Co. KGaA 1.24% (O)	2,957	401,931
Volkswagen AG 0.14% (O)	1,973	259,204

Total Preferred Stocks (Cost $652,858)		661,135

INVESTMENT COMPANIES - 6.0%
United States - 6.0%
JPMorgan Emerging Markets Debt Fund	863,133	7,250,319
JPMorgan High Yield Fund	4,903,897	36,043,646
JPMorgan Value Advantage Fund	1,442,081	43,248,000

Total Investment Companies (Cost $85,621,939)		86,541,965

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.0% (A)
Bermuda - 0.0% (A)
Lazard, Ltd., Class A	6,324	$ 229,941

Total Master Limited Partnership (Cost $316,708)		229,941

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (A)
U.S. Treasury Bill
0.29% (O), 01/05/2017 (H) (M)	$ 300,000	299,786
0.48% (O), 03/30/2017 (M)	20,100	20,057
0.49% (O), 03/30/2017 (M)	30,000	29,935

Total Short-Term U.S. Government Obligations (Cost $349,752)		349,778

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (O)	52,780,055	52,780,055

Total Securities Lending Collateral (Cost $52,780,055)		52,780,055

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (O), dated 09/30/2016, to be repurchased at $54,275,575 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $55,361,831.	$ 54,275,439	54,275,439

Total Repurchase Agreement (Cost $54,275,439)		54,275,439

Total Investments (Cost $1,446,606,054) (P)		1,498,202,772
Net Other Assets (Liabilities) - (3.7)%		(53,626,149)

Net Assets - 100.0%		$ 1,444,576,623

The notes are an integral part of this report. Transamerica Series Trust	Page 41	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS: (Q)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	56	12/30/2016	$—	$(52)
5-Year U.S. Treasury Note	Short	(40)	12/30/2016	—	(4,911)
10-Year U.S. Treasury Note	Long	378	12/20/2016	17,684	—
10-Year U.S. Treasury Note	Short	(212)	12/20/2016	8,345	—
EURO STOXX 50® Index	Long	61	12/16/2016	20,725	—
FTSE 100 Index	Long	3	12/16/2016	8,285	—
German Euro Bund	Short	(132)	12/08/2016	—	(210,721)
MSCI Emerging Markets Mini Index	Long	156	12/16/2016	203,208	—
Russell 2000® Mini Index	Long	3	12/16/2016	10,274	—
Russell 2000® Mini Index	Short	(37)	12/16/2016	—	(141,229)
S&P 500® E-Mini	Long	136	12/16/2016	187,383	—
S&P Midcap 400 E-Mini Index	Long	3	12/16/2016	7,689	—
S&P/ASX 200 Index	Long	2	12/15/2016	7,689	—
TOPIX Index	Long	4	12/08/2016	—	(4,171)
TOPIX Index	Short	(110)	12/08/2016	113,946	—
U.K. Gilt	Short	(124)	12/28/2016	—	(116,278)
U.S. Treasury Bond	Long	249	12/20/2016	—	(674,638)
U.S. Treasury Bond	Short	(62)	12/20/2016	190,156	—

Total				$775,384	$(1,152,000)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	15.0%	$ 224,295,206
U.S. Government Obligations	12.7	189,889,136
Asset-Backed Securities	8.1	120,761,288
Banks	6.5	96,788,352
Mortgage-Backed Securities	3.4	50,409,713
Oil, Gas & Consumable Fuels	3.3	49,513,505
U.S. Equity Funds	2.9	43,248,000
Capital Markets	2.6	38,974,431
U.S. Fixed Income Funds	2.4	36,043,646
Electric Utilities	2.2	32,627,018
Insurance	1.7	26,047,144
Pharmaceuticals	1.7	25,262,352
Software	1.6	23,742,938
Diversified Telecommunication Services	1.6	23,611,582
Equity Real Estate Investment Trusts	1.5	22,186,688
Media	1.3	20,168,336
Biotechnology	1.3	19,284,374
Health Care Providers & Services	1.2	18,708,888
Consumer Finance	1.1	16,562,512
Beverages	1.1	16,511,968
Technology Hardware, Storage & Peripherals	0.9	14,049,299
Internet Software & Services	0.9	13,639,762
Diversified Financial Services	0.8	12,347,626
Specialty Retail	0.8	11,944,992
Food & Staples Retailing	0.8	11,883,666
IT Services	0.8	11,753,730
Food Products	0.7	10,889,234
Automobiles	0.7	10,882,472
Semiconductors & Semiconductor Equipment	0.7	10,798,759
Chemicals	0.7	10,611,785
Industrial Conglomerates	0.6	8,658,274
Foreign Government Obligations	0.6	8,467,159
Multi-Utilities	0.6	8,446,854
Aerospace & Defense	0.6	8,343,670
Machinery	0.6	8,308,328
Tobacco	0.5	8,229,603
Health Care Equipment & Supplies	0.5	7,801,167

The notes are an integral part of this report. Transamerica Series Trust	Page 42	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Road & Rail	0.5%		$ 7,678,311
International Fixed Income Funds	0.5		7,250,319
Hotels, Restaurants & Leisure	0.5		7,112,732
Metals & Mining	0.4		6,481,355
Energy Equipment & Services	0.4		6,418,888
Electronic Equipment, Instruments & Components	0.4		6,372,970
Internet & Direct Marketing Retail	0.4		6,079,102
Communications Equipment	0.4		5,624,150
Airlines	0.4		5,505,974
Commercial Services & Supplies	0.4		5,338,252
Gas Utilities	0.3		4,766,092
Household Products	0.3		3,955,985
Household Durables	0.2		3,700,805
Trading Companies & Distributors	0.2		3,643,470
Wireless Telecommunication Services	0.2		3,493,348
Building Products	0.2		3,410,900
Electrical Equipment	0.2		3,248,666
Construction & Engineering	0.2		2,777,977
Textiles, Apparel & Luxury Goods	0.2		2,567,653
Life Sciences Tools & Services	0.2		2,493,729
Multiline Retail	0.2		2,417,339
Auto Components	0.2		2,395,271
Real Estate Management & Development	0.1		2,123,070
Construction Materials	0.1		1,756,172
Personal Products	0.1		1,616,030
Independent Power & Renewable Electricity Producers	0.1		1,398,463
Air Freight & Logistics	0.1		1,354,098
Transportation Infrastructure	0.1		1,273,010
Containers & Packaging	0.1		1,190,914
Professional Services	0.1		1,131,621
Paper & Forest Products	0.1		956,632
Diversified Consumer Services	0.0	(A)	737,532
Municipal Government Obligations	0.0	(A)	635,741
Health Care Technology	0.0	(A)	569,892
Leisure Products	0.0	(A)	468,844
Distributors	0.0	(A)	403,451
Water Utilities	0.0	(A)	316,196
Marine	0.0	(A)	266,616
Thrifts & Mortgage Finance	0.0	(A)	172,473

Investments, at Value	92.8		1,390,797,500
Short-Term Investments	7.2		107,405,272

Total Investments	100.0%		$ 1,498,202,772

The notes are an integral part of this report. Transamerica Series Trust	Page 43	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$120,590,512	$170,776	$120,761,288
Corporate Debt Securities	—	390,266,862	—	390,266,862
Foreign Government Obligations	—	8,467,159	—	8,467,159
Mortgage-Backed Securities	—	50,409,713	—	50,409,713
Municipal Government Obligations	—	635,741	—	635,741
U.S. Government Agency Obligations	—	224,295,206	—	224,295,206
U.S. Government Obligations	—	189,889,136	—	189,889,136
Common Stocks	249,509,821	69,129,533	—	318,639,354
Preferred Stocks	—	661,135	—	661,135
Investment Companies	86,541,965	—	—	86,541,965
Master Limited Partnership	229,941	—	—	229,941
Short-Term U.S. Government Obligations	—	349,778	—	349,778
Securities Lending Collateral	52,780,055	—	—	52,780,055
Repurchase Agreement	—	54,275,439	—	54,275,439

Total Investments	$389,061,782	$1,108,970,214	$170,776	$1,498,202,772

Other Financial Instruments
Futures Contracts (S)	$775,384	$—	$—	$775,384

Total Other Financial Instruments	$775,384	$—	$—	$775,384

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(1,152,000)	$—	$—	$(1,152,000)

Total Other Financial Instruments	$(1,152,000)	$—	$—	$(1,152,000)

Transfers (R)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$170,776	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $170,776, representing less than 0.1% of the Portfolio’s net assets.

(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $138,685,725, representing 9.6% of the Portfolio’s net assets.

(E)	Security is Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(G)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $3,880,596, representing 0.3% of the Portfolio’s net assets.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(I)

All or a portion of the securities are on loan. The total value of all securities on loan is $51,439,732. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2016; the maturity date disclosed is the ultimate maturity date.
(L)	Amount is less than 1.
(M)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $4,001,814.

(N)	Non-income producing securities.
(O)	Rates disclosed reflect the yields at September 30, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 44	September 30, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)

Aggregate cost for federal income tax purposes is $1,446,606,054. Aggregate gross unrealized appreciation and depreciation for all securities is $67,895,261 and $16,298,543, respectively. Net unrealized appreciation for tax purposes is $51,596,718.

(Q)	Cash in the amount of $209,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(R)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(T)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 45	September 30, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 79.4%
International Equity Fund - 2.9%
iShares MSCI EAFE ETF (A)	656,742	$ 38,833,154

U.S. Equity Funds - 26.3%
iShares Core S&P 500 ETF	1,145,868	249,295,042
SPDR S&P 500 ETF Trust	289,580	62,636,154
Vanguard Small-Cap ETF	320,268	39,130,344

		351,061,540

U.S. Fixed Income Funds - 50.2%
iShares 20+ Year Treasury Bond ETF (A)	925,852	127,313,909
iShares Core U.S. Aggregate Bond ETF	951,762	106,997,084
Vanguard Total Bond Market ETF	5,168,565	434,883,059

		669,194,052

Total Exchange-Traded Funds (Cost $1,026,618,615)		1,059,088,746

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.7%
U.S. Treasury Bill
0.33% (B), 12/29/2016	$ 49,085,000	49,052,162

Total Short-Term U.S. Government Obligation (Cost $49,045,865)		49,052,162

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.5%
Put - S&P 500®
Exercise Price $1,750
Expiration Date 12/15/2017	299	1,719,250
Put - S&P 500®
Exercise Price $1,800
Expiration Date 12/15/2017	281	1,826,500
Put - S&P 500®
Exercise Price $1,850
Expiration Date 12/15/2017	264	1,945,680
Put - S&P 500®
Exercise Price $1,900
Expiration Date 12/15/2017	228	1,949,400

Total Exchange-Traded Options Purchased (Cost $8,101,066)		7,440,830

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	57,130,285	57,130,285

Total Securities Lending Collateral (Cost $57,130,285)		57,130,285

Principal	Value
REPURCHASE AGREEMENT - 16.4%

State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $218,483,347 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 0.75% - 1.25%, due 06/08/2018 - 07/27/2018, and with a total value of $222,855,619.

$ 218,482,801	$ 218,482,801

Total Repurchase Agreement (Cost $218,482,801)	218,482,801

Total Investments (Cost $1,359,378,632) (C)	1,391,194,824
Net Other Assets (Liabilities) - (4.3)%	(57,645,877)

Net Assets - 100.0%	$ 1,333,548,947

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,059,088,746	$—	$—	$1,059,088,746
Short-Term U.S. Government Obligation	—	49,052,162	—	49,052,162
Exchange-Traded Options Purchased	7,440,830	—	—	7,440,830
Securities Lending Collateral	57,130,285	—	—	57,130,285
Repurchase Agreement	—	218,482,801	—	218,482,801

Total Investments	$1,123,659,861	$267,534,963	$—	$1,391,194,824

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $55,871,641. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $1,359,378,632. Aggregate gross unrealized appreciation and depreciation for all securities is $32,476,428 and $660,236, respectively. Net unrealized appreciation for tax purposes is $31,816,192.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 77.9%
International Equity Fund - 4.8%
iShares MSCI EAFE ETF (A)	492,409	$ 29,116,144

U.S. Equity Funds - 43.1%
iShares Core S&P 500 ETF	855,028	186,019,892
SPDR S&P 500 ETF Trust	216,092	46,740,700
Vanguard Small-Cap ETF	238,342	29,120,625

		261,881,217

U.S. Fixed Income Funds - 30.0%
iShares 20+ Year Treasury Bond ETF (A)	252,168	34,675,622
iShares Core U.S. Aggregate Bond ETF	263,036	29,570,507
Vanguard Total Bond Market ETF	1,406,926	118,378,754

		182,624,883

Total Exchange-Traded Funds (Cost $465,874,981)		473,622,244

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury Bill
0.33% (B), 12/29/2016	$ 12,025,000	12,016,955

Total Short-Term U.S. Government Obligation (Cost $12,015,412)		12,016,955

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.8%
Put - S&P 500®
Exercise Price $1,750
Expiration Date 12/15/2017	175	1,006,250
Put - S&P 500®
Exercise Price $1,800
Expiration Date 12/15/2017	194	1,261,000
Put - S&P 500®
Exercise Price $1,850
Expiration Date 12/15/2017	190	1,400,300
Put - S&P 500®
Exercise Price $1,900
Expiration Date 12/15/2017	155	1,325,250

Total Exchange-Traded Options Purchased (Cost $5,427,147)		4,992,800

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	35,813,336	35,813,336

Total Securities Lending Collateral (Cost $35,813,336)		35,813,336

Principal	Value
REPURCHASE AGREEMENT - 19.3%

State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $117,612,397 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 06/08/2018, and with a value of $119,968,200.

$ 117,612,103	$ 117,612,103

Total Repurchase Agreement (Cost $117,612,103)	117,612,103

Total Investments (Cost $636,742,979) (C)	644,057,438
Net Other Assets (Liabilities) - (5.9)%	(36,142,518)

Net Assets - 100.0%	$ 607,914,920

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$473,622,244	$—	$—	$473,622,244
Short-Term U.S. Government Obligation	—	12,016,955	—	12,016,955
Exchange-Traded Options Purchased	4,992,800	—	—	4,992,800
Securities Lending Collateral	35,813,336	—	—	35,813,336
Repurchase Agreement	—	117,612,103	—	117,612,103

Total Investments	$514,428,380	$129,629,058	$—	$644,057,438

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $35,046,700. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $636,742,979. Aggregate gross unrealized appreciation and depreciation for all securities is $7,891,518 and $577,059, respectively. Net unrealized appreciation for tax purposes is $7,314,459.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.9%
U.S. Fixed Income Funds - 7.9%
iShares 7-10 Year Treasury Bond ETF	38,130	$ 4,265,984
iShares TIPS Bond ETF	34,391	4,006,208

Total Exchange-Traded Funds (Cost $8,144,143)		8,272,192

INVESTMENT COMPANIES - 91.8%
International Equity Fund - 11.5%
Madison International Stock Fund	964,299	12,169,451

U.S. Equity Funds - 40.1%
Madison Investors Fund	647,031	13,005,315
Madison Large Cap Value Fund	679,643	10,520,876
Transamerica Dividend Focused (A)	111,440	1,253,702
Transamerica JPMorgan Enhanced Index VP (B)	424,972	7,475,252
Transamerica Mid Cap Value Opportunities (A)	356,964	4,301,418
Transamerica Systematic Small/Mid Cap Value VP (B)	312,945	5,892,754

		42,449,317

U.S. Fixed Income Funds - 40.2%
Madison Core Bond Fund	1,763,609	18,076,991
Transamerica Bond (A)	220,012	2,140,720
Transamerica Core Bond (A)	1,310,121	13,441,840
Transamerica Short-Term Bond (A)	881,837	8,862,467

		42,522,018

Total Investment Companies (Cost $97,268,672)		97,140,786

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $466,464 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 08/15/2017, and with a value of $476,781.	$ 466,463	466,463

Total Repurchase Agreement (Cost $466,463)		466,463

Total Investments (Cost $105,879,278) (D)		105,879,441
Net Other Assets (Liabilities) - (0.1)%		(68,424)

Net Assets - 100.0%		$ 105,811,017

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$8,272,192	$—	$—	$8,272,192
Investment Companies	97,140,786	—	—	97,140,786
Repurchase Agreement	—	466,463	—	466,463

Total Investments	$105,412,978	$466,463	$—	$105,879,441

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $105,879,278. Aggregate gross unrealized appreciation and depreciation for all securities is $1,489,076 and $1,488,913, respectively. Net unrealized appreciation for tax purposes is $163.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.8%
U.S. Fixed Income Funds - 9.8%
iShares 7-10 Year Treasury Bond ETF	29,489	$ 3,299,229
iShares TIPS Bond ETF	36,083	4,203,309

Total Exchange-Traded Funds (Cost $7,371,901)		7,502,538

INVESTMENT COMPANIES - 89.5%
International Equity Fund - 6.5%
Madison International Stock Fund	392,068	4,947,896

U.S. Equity Funds - 24.6%
Madison Investors Fund	366,399	7,364,623
Madison Large Cap Value Fund	323,138	5,002,182
Transamerica Dividend Focused (A)	66,716	750,552
Transamerica JPMorgan Enhanced Index VP (B)	136,314	2,397,766
Transamerica Mid Cap Value Opportunities (A)	123,861	1,492,527
Transamerica Systematic Small/Mid Cap Value VP (B)	92,609	1,743,833

		18,751,483

U.S. Fixed Income Funds - 58.4%
Madison Core Bond Fund	1,789,988	18,347,379
Transamerica Bond (A)	373,554	3,634,676
Transamerica Core Bond (A)	1,311,784	13,458,900
Transamerica Short-Term Bond (A)	911,628	9,161,866

		44,602,821

Total Investment Companies (Cost $67,489,867)		68,302,200

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $602,844 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 09/22/2017, and with a value of $618,075.	$ 602,843	602,843

Total Repurchase Agreement (Cost $602,843)		602,843

Total Investments (Cost $75,464,611) (D)		76,407,581
Net Other Assets (Liabilities) - (0.1)%		(43,601)

Net Assets - 100.0%		$ 76,363,980

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$7,502,538	$—	$—	$7,502,538
Investment Companies	68,302,200	—	—	68,302,200
Repurchase Agreement	—	602,843	—	602,843

Total Investments	$75,804,738	$602,843	$—	$76,407,581

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $75,464,611. Aggregate gross unrealized appreciation and depreciation for all securities is $1,161,180 and $218,210, respectively. Net unrealized appreciation for tax purposes is $942,970.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 41.4%
Aerospace & Defense - 2.0%
Boeing Co.	7,362	$ 969,870
United Technologies Corp.	13,057	1,326,591

		2,296,461

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	11,553	1,263,436

Banks - 3.3%
BB&T Corp.	18,375	693,105
PNC Financial Services Group, Inc.	9,040	814,414
US Bancorp	28,081	1,204,394
Wells Fargo & Co.	25,002	1,107,088

		3,819,001

Beverages - 0.8%
PepsiCo, Inc.	8,558	930,854

Biotechnology - 0.8%
Amgen, Inc.	5,893	983,011

Capital Markets - 1.6%
CME Group, Inc., Class A	11,800	1,233,336
Northern Trust Corp.	8,908	605,655

		1,838,991

Chemicals - 1.3%
Monsanto Co.	5,500	562,100
Praxair, Inc.	8,070	975,098

		1,537,198

Communications Equipment - 1.6%
Cisco Systems, Inc.	57,400	1,820,728

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	29,465	1,531,591

Electric Utilities - 1.4%
Duke Energy Corp.	8,840	707,554
NextEra Energy, Inc.	7,750	947,980

		1,655,534

Electrical Equipment - 0.5%
Emerson Electric Co.	10,500	572,355

Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	16,900	1,088,022

Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	16,103	1,266,340

Food Products - 1.8%
J.M. Smucker, Co.	6,759	916,115
Nestle SA, ADR	14,760	1,166,335

		2,082,450

Health Care Equipment & Supplies - 1.0%
Medtronic PLC	13,121	1,133,654

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.	7,700	598,290

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	7,471	861,855

Household Products - 1.1%
Procter & Gamble Co.	13,900	1,247,525

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 2.1%
3M Co.	5,941	$ 1,046,983
General Electric Co.	46,050	1,364,001

		2,410,984

Insurance - 1.8%
Travelers Cos., Inc.	17,700	2,027,535

IT Services - 1.4%
Accenture PLC, Class A	8,625	1,053,716
Automatic Data Processing, Inc.	5,965	526,113

		1,579,829

Machinery - 0.8%
Caterpillar, Inc.	11,100	985,347

Media - 0.7%
Omnicom Group, Inc. (A)	10,255	871,675

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	10,191	1,048,858
Exxon Mobil Corp.	19,218	1,677,347

		2,726,205

Pharmaceuticals - 4.3%
Johnson & Johnson	17,651	2,085,113
Merck & Co., Inc.	19,371	1,208,944
Pfizer, Inc.	49,388	1,672,771

		4,966,828

Road & Rail - 0.6%
Union Pacific Corp.	7,100	692,463

Semiconductors & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	17,760	1,246,397

Software - 1.4%
Microsoft Corp.	27,370	1,576,512

Specialty Retail - 1.4%
Home Depot, Inc.	8,280	1,065,470
Tiffany & Co. (A)	7,000	508,410

		1,573,880

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	5,700	644,385

Total Common Stocks (Cost $40,638,247)		47,829,336

	Principal	Value
ASSET-BACKED SECURITIES - 1.1%
Ally Master Owner Trust
Series 2014-4, Class A2,
1.43%, 06/17/2019	$ 225,000	225,391
CarMax Auto Owner Trust
Series 2015-1, Class A2,
0.88%, 03/15/2018	25,629	25,629
Chase Issuance Trust
Series 2007-A2, Class A2,
0.57% (B), 04/15/2019	200,000	200,099
CNH Equipment Trust
Series 2014-A, Class A3,
0.84%, 05/15/2019	82,152	82,103

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-A, Class A3,
0.79%, 05/15/2018	$ 45,092	$ 45,087
Santander Drive Auto Receivables Trust
Series 2013-4, Class C,
3.25%, 01/15/2020	271,592	273,932
Series 2013-5, Class C,
2.25%, 06/17/2019	248,619	249,658
Series 2013-5, Class D,
2.73%, 10/15/2019	75,000	76,142
Volvo Financial Equipment LLC
Series 2014-1A, Class A3,
0.82%, 04/16/2018 (C)	51,608	51,570

Total Asset-Backed Securities (Cost $1,233,149)		1,229,611

CORPORATE DEBT SECURITIES - 23.2%
Automobiles - 0.3%
General Motors Financial Co., Inc.
3.20%, 07/06/2021	300,000	303,684

Banks - 2.6%
Bank of Montreal
1.90%, 08/27/2021, MTN	250,000	248,694
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	304,677
Huntington National Bank
2.20%, 04/01/2019	400,000	404,164
JPMorgan Chase & Co.
3.13%, 01/23/2025	400,000	408,838
KeyCorp
5.10%, 03/24/2021, MTN	750,000	846,664
Regions Financial Corp.
3.20%, 02/08/2021	250,000	259,890
US Bancorp
1.95%, 11/15/2018, MTN	500,000	506,352

		2,979,279

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/2046	100,000	118,978
Coca-Cola Co.
2.45%, 11/01/2020	500,000	520,887

		639,865

Capital Markets - 0.8%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	500,000	580,769
Morgan Stanley
3.88%, 01/27/2026, MTN	100,000	106,168
4.30%, 01/27/2045	250,000	267,609

		954,546

Communications Equipment - 0.5%
Cisco Systems, Inc.
2.20%, 02/28/2021	325,000	332,534
Harris Corp.
5.05%, 04/27/2045	250,000	286,317

		618,851

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 1.2%
Capital One Financial Corp.
2.45%, 04/24/2019	$ 200,000	$ 204,358
Ford Motor Credit Co. LLC
2.94%, 01/08/2019, MTN	250,000	256,049
Synchrony Financial
3.70%, 08/04/2026	250,000	248,220
3.75%, 08/15/2021	250,000	262,961
Visa, Inc.
3.15%, 12/14/2025	400,000	422,532

		1,394,120

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	105,106
Brookfield Finance, Inc.
4.25%, 06/02/2026	125,000	129,101
NASDAQ, Inc.
3.85%, 06/30/2026	50,000	52,319

		286,526

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 02/15/2022	400,000	413,014
4.75%, 05/15/2046	75,000	78,484
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	317,441
5.15%, 09/15/2023	675,000	786,326

		1,595,265

Electric Utilities - 0.2%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	242,444

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	190,672

Electronic Equipment, Instruments & Components - 0.1%
Fortive Corp.
2.35%, 06/15/2021 (C)	100,000	101,230

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (C)	300,000	326,392

Equity Real Estate Investment Trusts - 1.3%
Boston Properties, LP
2.75%, 10/01/2026	500,000	492,526
Simon Property Group, LP
3.38%, 03/15/2022	750,000	796,975
Welltower, Inc.
4.50%, 01/15/2024	200,000	218,390

		1,507,891

Food & Staples Retailing - 0.8%
CVS Health Corp.
5.13%, 07/20/2045	250,000	305,911
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	429,954
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	155,000	164,721

		900,586

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	$ 250,000	$ 251,548
Kraft Heinz Foods Co.
4.38%, 06/01/2046	200,000	211,605

		463,153

Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	521,559

Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc.
3.13%, 06/15/2026	250,000	252,678
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	290,142

		542,820

Insurance - 0.5%
Aflac, Inc.
3.63%, 11/15/2024	300,000	322,614
Marsh & McLennan Cos., Inc.
2.55%, 10/15/2018, MTN	225,000	228,809

		551,423

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.
3.80%, 12/05/2024	400,000	443,369
Priceline Group, Inc.
3.60%, 06/01/2026	250,000	262,119

		705,488

Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017	425,000	425,508

IT Services - 0.2%
Fiserv, Inc.
2.70%, 06/01/2020	250,000	257,778

Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	547,124

Media - 1.2%
Comcast Corp.
5.15%, 03/01/2020	475,000	532,601
Omnicom Group, Inc.
3.60%, 04/15/2026	300,000	317,065
Time Warner, Inc.
4.75%, 03/29/2021	500,000	559,937

		1,409,603

Metals & Mining - 0.2%
Glencore Funding LLC
3.13%, 04/29/2019 (A) (C)	260,000	261,040

Multiline Retail - 0.4%
Target Corp.
2.90%, 01/15/2022	500,000	528,080

Oil, Gas & Consumable Fuels - 3.4%
BP Capital Markets PLC
3.12%, 05/04/2026	200,000	204,381
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	498,999
5.75%, 02/01/2019	450,000	490,201

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
5.20%, 02/01/2022	$ 400,000	$ 433,548
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	310,903
5.20%, 09/01/2020	300,000	334,975
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	251,503
Marathon Oil Corp.
2.70%, 06/01/2020 (A)	250,000	245,033
6.00%, 10/01/2017	375,000	387,765
Phillips 66
4.65%, 11/15/2034	400,000	432,876
Valero Energy Corp.
6.63%, 06/15/2037	250,000	292,929

		3,883,113

Pharmaceuticals - 0.3%
Actavis Funding SCS
4.75%, 03/15/2045	150,000	164,014
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	200,000	199,897

		363,911

Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	424,845

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	194,273
Intel Corp.
3.30%, 10/01/2021	425,000	457,843
4.90%, 07/29/2045	250,000	298,203
NVIDIA Corp.
2.20%, 09/16/2021	100,000	100,305

		1,050,624

Software - 1.5%
Autodesk, Inc.
4.38%, 06/15/2025	250,000	264,852
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	250,000	256,423
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	175,000	173,281
Microsoft Corp.
1.55%, 08/08/2021	250,000	248,978
3.00%, 10/01/2020	400,000	424,431
Oracle Corp.
4.00%, 07/15/2046	325,000	335,827

		1,703,792

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.40%, 05/03/2023	450,000	458,165
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.35%, 07/15/2046 (C)	75,000	89,802
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (C)	175,000	180,590

		728,557

Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc.
3.25%, 06/15/2026	100,000	100,675

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.75%, 02/01/2022	$ 300,000	$ 314,423

Total Corporate Debt Securities (Cost $25,697,713)		26,824,867

MORTGAGE-BACKED SECURITY - 0.2%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	204,296	209,913

Total Mortgage-Backed Security (Cost $218,597)		209,913

MUNICIPAL GOVERNMENT OBLIGATIONS - 5.1%
Arizona - 0.5%
County of Pima, Certificate of Participation
Series B,
3.33%, 12/01/2025	570,000	578,898

California - 1.5%
Los Angeles Department of Water & Power, Revenue Bonds
6.17%, 07/01/2040	250,000	287,820
Metropolitan Water District of Southern California, Revenue Bonds
Series D,
6.54%, 07/01/2039	500,000	566,505
Palomar Community College District, General Obligation Unlimited
Series B1,
7.19%, 08/01/2045	425,000	504,054
Rancho Water District Financing Authority, Revenue Bonds
Series A,
6.34%, 08/01/2040	350,000	401,860

		1,760,239

Florida - 0.5%
County of Pasco Water & Sewer Revenue, Revenue Bonds
Series B,
6.76%, 10/01/2039	500,000	574,215

Iowa - 0.2%
State of Iowa, Revenue Bonds
6.75%, 06/01/2034	250,000	283,260

Massachusetts - 0.5%
University of Massachusetts Building Authority, Revenue Bonds
6.57%, 05/01/2039	500,000	552,700

Nevada - 0.5%
County of Clark, General Obligation Limited
Series C,
7.00%, 07/01/2038	500,000	593,105

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.9%
Metropolitan Transportation Authority, Revenue Bonds
6.55%, 11/15/2031	$ 340,000	$ 461,774
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
6.27%, 08/01/2039	500,000	564,115

		1,025,889

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited
4.36%, 06/30/2034	200,000	213,536

Texas - 0.3%
Northside Independent School District, General Obligation Unlimited
Series B,
5.74%, 08/15/2035	325,000	359,258

Total Municipal Government Obligations (Cost $5,910,337)		5,941,100

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/2031 - 09/01/2031	192,457	199,597
3.00%, 09/01/2042 - 04/01/2043	1,033,861	1,077,360
3.50%, 01/01/2029 - 08/01/2045	1,388,235	1,471,460
4.00%, 09/01/2040 - 05/01/2045	452,522	485,996
4.50%, 02/01/2025 - 09/01/2041	454,122	492,648
5.00%, 10/01/2039	224,508	250,856
5.50%, 01/01/2037	92,621	105,260
Federal National Mortgage Association
2.47% (B), 03/25/2023	290,991	300,159
3.00%, 05/01/2027 - 03/01/2043	1,532,026	1,603,063
3.50%, 08/01/2026 - 04/01/2045	1,642,563	1,736,403
4.00%, 02/01/2035 - 09/01/2045	1,943,596	2,099,089
4.50%, 03/01/2039 - 07/01/2041	190,340	209,712
5.00%, 07/01/2035	8,830	9,909
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	268,987	274,186
FREMF Mortgage Trust
4.02% (B), 01/25/2047 (C)	100,000	103,936
4.93% (B), 04/25/2044 (C)	100,000	103,867
Government National Mortgage Association
3.50%, 12/15/2042	164,533	175,534
4.00%, 12/15/2039	18,686	20,081
4.50%, 08/15/2040	16,704	18,465

Total U.S. Government Agency Obligations (Cost $10,604,590)		10,737,581

U.S. GOVERNMENT OBLIGATIONS - 17.6%
U.S. Treasury Bond
2.50%, 02/15/2045	500,000	516,719
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,415,719
4.38%, 05/15/2041	400,000	561,844
U.S. Treasury Note
1.38%, 06/30/2018 - 12/31/2018	4,800,000	4,855,924
1.63%, 08/15/2022	1,500,000	1,527,070
2.00%, 11/15/2021 - 08/15/2025	3,950,000	4,099,613

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.38%, 07/31/2017 - 06/30/2018	$ 3,500,000	$ 3,583,593
3.13%, 05/15/2019 - 05/15/2021	3,500,000	3,756,963

Total U.S. Government Obligations (Cost $19,569,898)		20,317,445

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (D)	1,028,477	1,028,477

Total Securities Lending Collateral (Cost $1,028,477)		1,028,477

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (D), dated 09/30/2016, to be repurchased at $1,718,937 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 09/22/2017, and with a value of $1,753,725.	$ 1,718,932	1,718,932

Total Repurchase Agreement (Cost $1,718,932)		1,718,932

Total Investments (Cost $106,619,940) (E)		115,837,262
Net Other Assets (Liabilities) - (0.3)%		(359,367)

Net Assets - 100.0%		$ 115,477,895

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$47,829,336	$—	$—	$47,829,336
Asset-Backed Securities	—	1,229,611	—	1,229,611
Corporate Debt Securities	—	26,824,867	—	26,824,867
Mortgage-Backed Security	—	209,913	—	209,913
Municipal Government Obligations	—	5,941,100	—	5,941,100
U.S. Government Agency Obligations	—	10,737,581	—	10,737,581
U.S. Government Obligations	—	20,317,445	—	20,317,445
Securities Lending Collateral	1,028,477	—	—	1,028,477
Repurchase Agreement	—	1,718,932	—	1,718,932

Total Investments	$48,857,813	$66,979,449	$—	$115,837,262

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,006,844. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $1,218,427, representing 1.1% of the Portfolio’s net assets.

(D)	Rates disclosed reflect the yields at September 30, 2016.
(E)

Aggregate cost for federal income tax purposes is $106,619,940. Aggregate gross unrealized appreciation and depreciation for all securities is $9,505,976 and $288,654, respectively. Net unrealized appreciation for tax purposes is $9,217,322.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 15.7%
Vanguard FTSE All-World ex-US ETF (A)	2,284,542	$ 103,786,743
Vanguard FTSE Developed Markets ETF (A)	16,692,644	624,471,812
Vanguard FTSE Emerging Markets ETF (A)	3,921,442	147,563,862
Vanguard Total International Stock ETF	2,182,928	103,056,031

		978,878,448

U.S. Equity Funds - 36.4%
iShares Core S&P Total US Stock Market ETF	3,946,343	195,462,369
Schwab U.S. Broad Market ETF (A)	2,807,114	146,868,205
Vanguard Mid-Cap ETF (A)	1,237,480	160,179,411
Vanguard S&P 500 ETF (A)	3,615,396	718,343,031
Vanguard Small-Cap ETF (A)	626,256	76,515,958
Vanguard Total Stock Market ETF (A)	8,723,348	971,170,333

		2,268,539,307

U.S. Fixed Income Funds - 47.2%
iShares Core U.S. Aggregate Bond ETF	4,578,903	514,760,275
Vanguard Intermediate-Term Bond ETF (A)	756,357	66,302,255
Vanguard Long-Term Bond ETF (A)	546,819	53,916,353
Vanguard Mortgage-Backed Securities ETF	1,802,933	97,286,265
Vanguard Short-Term Bond ETF (A)	1,516,060	122,543,130
Vanguard Total Bond Market ETF	24,794,787	2,086,233,378

		2,941,041,656

Total Exchange-Traded Funds (Cost $6,022,170,678)		6,188,459,411

SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	546,098,208	546,098,208

Total Securities Lending Collateral (Cost $546,098,208)		546,098,208

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $43,427,812 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $44,300,506.	$ 43,427,703	43,427,703

Total Repurchase Agreement (Cost $43,427,703)		43,427,703

Total Investments (Cost $6,611,696,589) (C)		6,777,985,322
Net Other Assets (Liabilities) - (8.8)%		(546,770,919)

Net Assets - 100.0%		$ 6,231,214,403

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,188,459,411	$—	$—	$6,188,459,411
Securities Lending Collateral	546,098,208	—	—	546,098,208
Repurchase Agreement	—	43,427,703	—	43,427,703

Total Investments	$6,734,557,619	$43,427,703	$—	$6,777,985,322

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $534,124,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $6,611,696,589. Aggregate gross unrealized appreciation and depreciation for all securities is $172,801,212 and $6,512,479, respectively. Net unrealized appreciation for tax purposes is $166,288,733.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 7.5%
Vanguard FTSE All-World ex-US ETF	60,289	$ 2,738,929
Vanguard FTSE Developed Markets ETF	1,393,809	52,142,395
Vanguard FTSE Emerging Markets ETF	322,417	12,132,552
Vanguard Total International Stock ETF	36,397	1,718,302

		68,732,178

U.S. Equity Funds - 21.5%
iShares Core S&P Total US Stock Market ETF	67,807	3,358,481
Schwab U.S. Broad Market ETF	204,211	10,684,319
Vanguard Mid-Cap ETF	72,724	9,413,395
Vanguard S&P 500 ETF (A)	295,525	58,717,862
Vanguard Small-Cap ETF	34,218	4,180,755
Vanguard Total Stock Market ETF	986,442	109,820,588

		196,175,400

U.S. Fixed Income Funds - 70.3%
iShares Core U.S. Aggregate Bond ETF	988,488	111,125,821
Schwab U.S. Aggregate Bond ETF (A)	891,187	47,830,006
Vanguard Intermediate-Term Bond ETF	290,480	25,463,477
Vanguard Long-Term Bond ETF	210,005	20,706,493
Vanguard Mortgage-Backed Securities ETF	692,414	37,362,660
Vanguard Short-Term Bond ETF (A)	582,240	47,062,459
Vanguard Total Bond Market ETF	4,197,242	353,155,942

		642,706,858

Total Exchange-Traded Funds (Cost $884,182,429)		907,614,436

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	55,060,782	55,060,782

Total Securities Lending Collateral (Cost $55,060,782)		55,060,782

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $6,918,602 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2019, and with a value of $7,060,363.	$ 6,918,585	6,918,585

Total Repurchase Agreement (Cost $6,918,585)		6,918,585

Total Investments (Cost $946,161,796) (C)		969,593,803
Net Other Assets (Liabilities) - (6.1)%		(56,086,716)

Net Assets - 100.0%		$ 913,507,087

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$907,614,436	$—	$—	$907,614,436
Securities Lending Collateral	55,060,782	—	—	55,060,782
Repurchase Agreement	—	6,918,585	—	6,918,585

Total Investments	$962,675,218	$6,918,585	$—	$969,593,803

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $53,958,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $946,161,796. Aggregate gross unrealized appreciation and depreciation for all securities is $24,782,986 and $1,350,979, respectively. Net unrealized appreciation for tax purposes is $23,432,007.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.8%
International Equity Funds - 19.3%
Vanguard FTSE All-World ex-US ETF (A)	3,349,992	$ 152,190,137
Vanguard FTSE Developed Markets ETF (A)	6,803,547	254,520,693
Vanguard FTSE Emerging Markets ETF (A)	1,362,650	51,276,520
Vanguard Total International Stock ETF	3,223,145	152,164,675

		610,152,025

U.S. Equity Funds - 46.5%
iShares Core S&P Total US Stock Market ETF	2,649,441	131,226,813
Schwab U.S. Broad Market ETF	2,619,142	137,033,509
Vanguard Mid-Cap ETF (A)	804,553	104,141,340
Vanguard S&P 500 ETF (A)	1,931,594	383,788,412
Vanguard Small-Cap ETF	415,166	50,724,982
Vanguard Total Stock Market ETF (A)	5,959,361	663,455,660

		1,470,370,716

U.S. Fixed Income Funds - 30.0%
iShares Core U.S. Aggregate Bond ETF	2,488,541	279,761,779
iShares Short Treasury Bond ETF (A)	2,718,000	300,148,740
Vanguard Intermediate-Term Bond ETF (A)	198,248	17,378,420
Vanguard Long-Term Bond ETF	143,326	14,131,943
Vanguard Mortgage-Backed Securities ETF	472,564	25,499,553
Vanguard Short-Term Bond ETF (A)	397,372	32,119,579
Vanguard Total Bond Market ETF	3,325,776	279,830,793

		948,870,807

Total Exchange-Traded Funds (Cost $2,918,728,263)		3,029,393,548

SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	326,223,180	326,223,180

Total Securities Lending Collateral (Cost $326,223,180)		326,223,180

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $137,463,861 on 10/03/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 1.00% - 1.38%, due 07/31/2018 - 08/15/2018, and with a total value of $140,215,248.	$ 137,463,517	137,463,517

Total Repurchase Agreement (Cost $137,463,517)		137,463,517

Total Investments (Cost $3,382,414,960) (C)		3,493,080,245
Net Other Assets (Liabilities) - (10.4)%		(330,099,104)

Net Assets - 100.0%		$ 3,162,981,141

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,029,393,548	$—	$—	$3,029,393,548
Securities Lending Collateral	326,223,180	—	—	326,223,180
Repurchase Agreement	—	137,463,517	—	137,463,517

Total Investments	$3,355,616,728	$137,463,517	$—	$3,493,080,245

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $319,015,278. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $3,382,414,960. Aggregate gross unrealized appreciation for all securities is $110,665,285.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.4%
Supranational - 2.4%
International Finance Corp.
0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,969,520

Total Foreign Government Obligation (Cost $11,935,285)		11,969,520

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.7%
Federal Farm Credit Banks
4.88%, 01/17/2017	2,935,000	2,972,547
Federal Home Loan Banks
1.00%, 06/21/2017	21,455,000	21,516,469
1.13%, 04/25/2018	15,000,000	15,072,900
Federal Home Loan Mortgage Corp.
1.00%, 09/29/2017	12,000,000	12,037,392
1.25%, 10/02/2019	25,000,000	25,176,500
Federal National Mortgage Association
1.38%, 02/26/2021	19,000,000	19,125,305
1.75%, 06/20/2019	5,000,000	5,106,555
6.25%, 05/15/2029	5,000,000	7,219,100

Total U.S. Government Agency Obligations (Cost $107,133,658)		108,226,768

U.S. GOVERNMENT OBLIGATIONS - 53.2%
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 08/15/2034	198,100,000	168,585,722
08/15/2019 - 08/15/2021 (A)	101,400,000	97,013,602

Total U.S. Government Obligations (Cost $256,280,376)		265,599,324

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.35% (B), 12/15/2016 (C)	600,000	599,775

Total Short-Term U.S. Government Obligation (Cost $599,575)		599,775

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 15.2%
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,050
Expiration Date 05/01/2020, UBS	500	16,324,784
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,050
Expiration Date 04/20/2021, GSC	1,400	51,490,730
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,200
Expiration Date 12/03/2020, GSC	300	8,262,493

Total Over-the-Counter Options Purchased (Cost $71,886,788)		76,078,007

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	50,672,404	$ 50,672,404

Total Securities Lending Collateral (Cost $50,672,404)		50,672,404

	Principal	Value
REPURCHASE AGREEMENT - 7.3%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $36,281,685 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 07/27/2018, and with a value of $37,010,000.	$ 36,281,595	36,281,595

Total Repurchase Agreement (Cost $36,281,595)		36,281,595

Total Investments (Cost $534,789,681) (D)		549,427,393
Net Other Assets (Liabilities) - (10.1)%		(50,501,521)

Net Assets - 100.0%		$ 498,925,872

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	75	12/16/2016	$31,548	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligation	$—	$11,969,520	$—	$11,969,520
U.S. Government Agency Obligations	—	108,226,768	—	108,226,768
U.S. Government Obligations	—	265,599,324	—	265,599,324
Short-Term U.S. Government Obligation	—	599,775	—	599,775
Over-the-Counter Options Purchased	76,078,007	—	—	76,078,007
Securities Lending Collateral	50,672,404	—	—	50,672,404
Repurchase Agreement	—	36,281,595	—	36,281,595

Total Investments	$126,750,411	$422,676,982	$—	$549,427,393

Other Financial Instruments
Futures Contracts (F)	$31,548	$—	$—	$31,548

Total Other Financial Instruments	$31,548	$—	$—	$31,548

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $49,660,691. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $599,775.

(D)

Aggregate cost for federal income tax purposes is $534,789,681. Aggregate gross unrealized appreciation and depreciation for all securities is $17,799,120 and $3,161,408, respectively. Net unrealized appreciation for tax purposes is $14,637,712.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 0.5%
Orica, Ltd. (A)	130,170	$ 1,514,309

Belgium - 0.9%
KBC Group NV	52,551	3,059,097

Brazil - 0.7%
Ambev SA, ADR	393,775	2,398,090

Canada - 4.6%
Canadian National Railway Co. (A)	103,566	6,773,217
Element Financial Corp. (A)	191,075	2,391,441
Loblaw Cos., Ltd. (A)	42,839	2,204,072
Suncor Energy, Inc.	138,583	3,847,092

		15,215,822

China - 1.0%
Alibaba Group Holding, Ltd., ADR (B)	29,701	3,142,069

Denmark - 0.7%
Carlsberg A/S, Class B	22,781	2,172,271

France - 15.8%
Air Liquide SA, Class A	68,995	7,397,899
Bureau Veritas SA	83,570	1,792,606
Danone SA	108,633	8,060,267
Dassault Systemes	29,775	2,583,168
Engie SA	253,427	3,925,835
Hermes International	1,851	753,234
L’Oreal SA	17,824	3,365,796
Legrand SA	49,688	2,929,275
LVMH Moet Hennessy Louis Vuitton SE	34,361	5,859,390
Pernod Ricard SA	64,817	7,670,759
Schneider Electric SE	104,745	7,302,304

		51,640,533

Germany - 11.3%
Bayer AG	101,738	10,220,715
Beiersdorf AG (A)	68,390	6,449,532
Linde AG	27,740	4,714,767
Merck KGaA	35,587	3,834,159
MTU Aero Engines AG	15,711	1,589,287
ProSiebenSat.1 Media SE	54,519	2,334,617
SAP SE	87,724	7,974,237

		37,117,314

Hong Kong - 3.4%
AIA Group, Ltd.	1,275,000	8,473,809
Global Brands Group Holding, Ltd. (B)	10,198,000	1,038,680
Li & Fung, Ltd.	3,212,000	1,644,015

		11,156,504

Ireland - 0.3%
Experian PLC	50,704	1,014,716

Israel - 0.9%
Check Point Software Technologies, Ltd., Class A (A) (B)	38,889	3,018,175

Italy - 1.1%
Eni SpA, Class B	139,749	2,012,573
Luxottica Group SpA	35,497	1,695,507

		3,708,080

	Shares	Value
COMMON STOCKS (continued)
Japan - 12.8%
Daikin Industries, Ltd.	32,600	$ 3,006,189
Denso Corp. (A)	129,700	5,116,119
FANUC Corp.	20,800	3,489,059
Hoya Corp.	219,200	8,728,658
Inpex Corp.	140,500	1,259,727
Japan Tobacco, Inc.	127,900	5,195,208
Kubota Corp.	188,400	2,811,927
Kyocera Corp.	75,600	3,595,669
Shin-Etsu Chemical Co., Ltd. (A)	31,300	2,161,260
Terumo Corp.	168,600	6,426,103

		41,789,919

Netherlands - 5.7%
Akzo Nobel NV	84,841	5,746,004
Heineken NV	15,524	1,365,638
ING Groep NV	502,025	6,197,805
Randstad Holding NV	113,842	5,185,710

		18,495,157

Singapore - 2.1%
DBS Group Holdings, Ltd.	452,300	5,104,420
Singapore Telecommunications, Ltd.	567,200	1,651,231

		6,755,651

Spain - 1.4%
Amadeus IT Group SA, Class A	92,756	4,633,658

Sweden - 1.2%
Hennes & Mauritz AB, Class B (A)	141,748	3,998,580

Switzerland - 13.6%
Julius Baer Group, Ltd. (B)	72,935	2,967,700
Keuhne & Nagel International AG	10,859	1,576,036
Nestle SA	164,336	12,948,966
Novartis AG	82,299	6,472,099
Roche Holding AG	40,130	9,955,049
Sonova Holding AG (A)	10,928	1,546,680
UBS Group AG	462,633	6,300,190
Zurich Insurance Group AG (B)	11,418	2,938,240

		44,704,960

Taiwan - 3.1%
Hon Hai Precision Industry Co., Ltd.	371,818	937,092
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	301,997	9,238,088

		10,175,180

United Kingdom - 15.9%
Barclays PLC	1,027,002	2,233,666
Compass Group PLC	515,626	9,991,509
Delphi Automotive PLC, Class A	23,134	1,649,917
Diageo PLC	199,639	5,719,933
Prudential PLC	109,579	1,940,850
Reckitt Benckiser Group PLC, Class A	82,083	7,729,367
Rio Tinto PLC	84,903	2,833,159
Rolls-Royce Holdings PLC (B)	243,356	2,271,065
Sky PLC	368,605	4,271,238
Smiths Group PLC	129,430	2,456,016
WPP PLC, Class A	469,583	11,040,906

		52,137,626

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 2.0%
Yum! Brands, Inc.	72,909	$ 6,620,866

Total Common Stocks (Cost $305,241,638)		324,468,577

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	22,158,889	22,158,889

Total Securities Lending Collateral (Cost $22,158,889)		22,158,889

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $2,798,649 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 09/30/2019, and with a value of $2,855,669.	$ 2,798,642	2,798,642

Total Repurchase Agreement (Cost $2,798,642)		2,798,642

Total Investments (Cost $330,199,169) (D)		349,426,108
Net Other Assets (Liabilities) - (6.6)%		(21,775,551)

Net Assets - 100.0%		$ 327,650,557

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.7%	$30,482,022
Chemicals	6.2	21,534,239
Food Products	6.0	21,009,233
Beverages	5.5	19,326,691
Media	5.1	17,646,761
Health Care Equipment & Supplies	4.8	16,701,441
Hotels, Restaurants & Leisure	4.8	16,612,375
Banks	4.8	16,594,988
Software	3.9	13,575,580
Insurance	3.8	13,352,899
Textiles, Apparel & Luxury Goods	3.2	10,990,826
Electrical Equipment	2.9	10,231,579
Personal Products	2.8	9,815,328
Capital Markets	2.7	9,267,890
Semiconductors & Semiconductor Equipment	2.6	9,238,088
Professional Services	2.3	7,993,032
Household Products	2.2	7,729,367
Oil, Gas & Consumable Fuels	2.0	7,119,392
Road & Rail	1.9	6,773,217
Auto Components	1.9	6,766,036
Machinery	1.8	6,300,986
Tobacco	1.5	5,195,208
IT Services	1.3	4,633,658
Electronic Equipment, Instruments & Components	1.3	4,532,761
Specialty Retail	1.1	3,998,580
Multi-Utilities	1.1	3,925,835
Aerospace & Defense	1.1	3,860,352
Internet Software & Services	0.9	3,142,069
Building Products	0.9	3,006,189
Metals & Mining	0.8	2,833,159
Industrial Conglomerates	0.7	2,456,016
Diversified Financial Services	0.7	2,391,441
Food & Staples Retailing	0.6	2,204,072
Diversified Telecommunication Services	0.5	1,651,231
Marine	0.5	1,576,036

Investments, at Value	92.9	324,468,577
Short-Term Investments	7.1	24,957,531

Total Investments	100.0%	$349,426,108

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$41,283,027	$283,185,550	$—	$324,468,577
Securities Lending Collateral	22,158,889	—	—	22,158,889
Repurchase Agreement	—	2,798,642	—	2,798,642

Total Investments	$63,441,916	$285,984,192	$—	$349,426,108

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $21,298,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $330,199,169. Aggregate gross unrealized appreciation and depreciation for all securities is $41,899,693 and $22,672,754, respectively. Net unrealized appreciation for tax purposes is $19,226,939.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Automobiles - 4.3%
Tesla Motors, Inc. (A) (B)	54,912	$ 11,203,695

Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (A) (B)	13,713	929,467
Intrexon Corp. (A) (B)	33,118	927,966
Juno Therapeutics, Inc. (A) (B)	15,958	478,900

		2,336,333

Capital Markets - 4.8%
S&P Global, Inc.	98,587	12,477,171

Food Products - 3.0%
Mead Johnson Nutrition Co., Class A	97,499	7,703,396

Health Care Equipment & Supplies - 5.0%
Intuitive Surgical, Inc. (A)	17,878	12,958,511

Health Care Technology - 1.9%
athenahealth, Inc. (A) (B)	39,904	5,032,693

Hotels, Restaurants & Leisure - 0.5%
Chipotle Mexican Grill, Inc., Class A (A)	3,014	1,276,429

Internet & Direct Marketing Retail - 15.9%
Amazon.com, Inc. (A)	28,632	23,973,860
JD.com, Inc., ADR (A)	98,707	2,575,266
Netflix, Inc. (A)	80,795	7,962,347
Priceline Group, Inc. (A)	4,366	6,424,525

		40,935,998

Internet Software & Services - 17.8%
Alphabet, Inc., Class C (A)	16,927	13,157,188
Facebook, Inc., Class A (A)	176,222	22,603,996
Tencent Holdings, Ltd.	92,900	2,551,145
Twitter, Inc. (A)	337,310	7,774,995

		46,087,324

IT Services - 7.4%
MasterCard, Inc., Class A	113,072	11,507,337
Visa, Inc., Class A	91,160	7,538,932

		19,046,269

Life Sciences Tools & Services - 5.9%
Illumina, Inc. (A)	84,111	15,279,604

Pharmaceuticals - 3.0%
Zoetis, Inc., Class A	147,764	7,685,206

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	38,022	2,605,267

Software - 12.5%
Activision Blizzard, Inc.	57,986	2,568,780
Mobileye NV (A)	31,984	1,361,559
salesforce.com, Inc. (A)	165,349	11,794,344
Splunk, Inc. (A)	63,684	3,736,977
Workday, Inc., Class A (A) (B)	138,681	12,715,661

		32,177,321

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	167,893	18,980,304

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.3%
Michael Kors Holdings, Ltd. (A)	73,398	$ 3,434,292
Under Armour, Inc., Class A (A) (B)	64,511	2,495,286

		5,929,578

Total Common Stocks (Cost $162,360,613)		241,715,099

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C)
Call - USD vs. CNY (D)
Exercise Price CNY 8
Expiration Date 12/01/2016, RBS	27,105,570	27

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $125,293)		27

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (E)	17,935,603	17,935,603

Total Securities Lending Collateral (Cost $17,935,603)		17,935,603

	Principal	Value
REPURCHASE AGREEMENT - 6.8%
State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $17,608,295 on 10/03/2016. Collateralized by U.S. Government Obligations, 1.50% - 1.63%, due 05/31/2019 - 07/31/2019, and with a total value of $17,963,053.	$ 17,608,251	17,608,251

Total Repurchase Agreement (Cost $17,608,251)		17,608,251

Total Investments (Cost $198,029,760) (F)		277,258,980
Net Other Assets (Liabilities) - (7.4)%		(19,073,828)

Net Assets - 100.0%		$ 258,185,152

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$239,163,954	$2,551,145	$—	$241,715,099
Over-the-Counter Foreign Exchange Options Purchased	—	27	—	27
Securities Lending Collateral	17,935,603	—	—	17,935,603
Repurchase Agreement	—	17,608,251	—	17,608,251

Total Investments	$257,099,557	$20,159,423	$—	$277,258,980

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $17,566,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Illiquid derivative. At September 30, 2016, value of the illiquid derivative is $27, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $198,029,760. Aggregate gross unrealized appreciation and depreciation for all securities is $88,262,545 and $9,033,325, respectively. Net unrealized appreciation for tax purposes is $79,229,220.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 1.0%
General Dynamics Corp.	21,156	$ 3,282,565
L-3 Communications Holdings, Inc.	8,693	1,310,296
Northrop Grumman Corp.	9,352	2,000,860
Textron, Inc.	8,964	356,319
United Technologies Corp.	41,951	4,262,222

		11,212,262

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	6,021	658,457

Airlines - 0.4%
Delta Air Lines, Inc.	61,462	2,419,144
United Continental Holdings, Inc. (A)	43,136	2,263,346

		4,682,490

Auto Components - 0.2%
Delphi Automotive PLC, Class A	25,926	1,849,042
Johnson Controls International PLC	1,400	65,142

		1,914,184

Automobiles - 0.3%
Ford Motor Co.	32,698	394,665
General Motors Co.	91,221	2,898,091

		3,292,756

Banks - 2.9%
Bank of America Corp.	527,529	8,255,829
Citigroup, Inc.	194,391	9,181,087
Citizens Financial Group, Inc.	13,178	325,628
KeyCorp	156,641	1,906,321
Regions Financial Corp.	142,357	1,405,064
SVB Financial Group (A)	5,369	593,489
Wells Fargo & Co.	237,747	10,527,437
Zions Bancorporation	13,209	409,743

		32,604,598

Beverages - 2.1%
Boston Beer Co., Inc., Class A (A)	1,820	282,573
Coca-Cola Co.	100,340	4,246,389
Constellation Brands, Inc., Class A	20,348	3,387,738
Dr. Pepper Snapple Group, Inc.	6,476	591,324
Molson Coors Brewing Co., Class B	44,816	4,920,797
PepsiCo, Inc.	91,798	9,984,868

		23,413,689

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (A)	18,518	2,269,196
Amgen, Inc.	3,882	647,556
Biogen, Inc. (A)	17,125	5,360,639
BioMarin Pharmaceutical, Inc. (A)	3,778	349,541
Celgene Corp. (A)	48,197	5,038,032
Gilead Sciences, Inc.	78,935	6,245,337
Vertex Pharmaceuticals, Inc. (A)	20,382	1,777,514

		21,687,815

Building Products - 0.2%
Allegion PLC	22,590	1,556,677
Masco Corp.	38,567	1,323,234

		2,879,911

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.0%
Bank of New York Mellon Corp.	40,942	$ 1,632,767
BlackRock, Inc., Class A	11,361	4,117,908
Charles Schwab Corp.	136,679	4,314,956
Goldman Sachs Group, Inc.	9,817	1,583,188
Intercontinental Exchange, Inc.	10,050	2,707,068
Morgan Stanley	163,567	5,243,958
State Street Corp.	38,739	2,697,396
TD Ameritrade Holding Corp.	15,150	533,886

		22,831,127

Chemicals - 1.2%
Dow Chemical Co.	55,611	2,882,318
E.I. du Pont de Nemours & Co.	59,906	4,011,905
Eastman Chemical Co.	49,510	3,350,837
Monsanto Co.	9,583	979,383
Mosaic Co.	95,414	2,333,826

		13,558,269

Communications Equipment - 0.3%
Cisco Systems, Inc.	108,087	3,428,520

Construction & Engineering - 0.1%
Fluor Corp.	23,916	1,227,369

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,416	790,950

Consumer Finance - 0.5%
American Express Co.	20,732	1,327,677
Capital One Financial Corp.	40,127	2,882,322
Discover Financial Services	28,279	1,599,178

		5,809,177

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	38,561	2,201,448
Sealed Air Corp., Class A	6,970	319,365
WestRock Co.	27,185	1,317,929

		3,838,742

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B (A)	62,976	9,098,143
Voya Financial, Inc.	922	26,572

		9,124,715

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	207,539	8,428,159
Verizon Communications, Inc.	57,503	2,989,006

		11,417,165

Electric Utilities - 1.2%
Edison International	42,988	3,105,883
Exelon Corp.	16,600	552,614
NextEra Energy, Inc.	44,594	5,454,738
PG&E Corp.	25,000	1,529,250
Xcel Energy, Inc.	66,901	2,752,307

		13,394,792

Electrical Equipment - 0.4%
Eaton Corp. PLC	62,877	4,131,648
Emerson Electric Co.	7,454	406,317

		4,537,965

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	62,827	4,044,802

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Halliburton Co.	27,972	$ 1,255,383
National Oilwell Varco, Inc.	9,039	332,093
Schlumberger, Ltd.	36,315	2,855,812

		4,443,288

Equity Real Estate Investment Trusts - 1.6%
American Tower Corp., Class A	6,230	706,046
Apartment Investment & Management Co., Class A	14,948	686,263
AvalonBay Communities, Inc.	14,934	2,655,863
Equinix, Inc.	4,917	1,771,349
Essex Property Trust, Inc.	1,324	294,855
Extra Space Storage, Inc.	4,342	344,798
HCP, Inc.	36,765	1,395,232
Kimco Realty Corp.	55,222	1,598,677
LaSalle Hotel Properties	30,421	726,149
Liberty Property Trust, Series C	18,488	745,991
Macerich Co., Class A	1,787	144,515
Prologis, Inc., Class A	22,654	1,212,895
Public Storage	3,345	746,403
Regency Centers Corp.	7,825	606,359
Simon Property Group, Inc.	12,527	2,593,214
SL Green Realty Corp. (B)	9,490	1,025,869
STORE Capital Corp.	17,508	515,961

		17,770,439

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	26,676	4,068,357
Kroger Co.	89,190	2,647,159
Wal-Mart Stores, Inc.	946	68,225
Walgreens Boots Alliance, Inc.	51,221	4,129,437

		10,913,178

Food Products - 0.7%
Archer-Daniels-Midland Co.	12,523	528,095
Hershey Co.	13,126	1,254,846
J.M. Smucker, Co.	1,888	255,899
Mondelez International, Inc., Class A	137,008	6,014,651

		8,053,491

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	120,924	5,113,876
Becton Dickinson and Co.	3,900	700,947
Boston Scientific Corp. (A)	184,739	4,396,788
Danaher Corp.	14,890	1,167,227
Stryker Corp.	6,150	715,922

		12,094,760

Health Care Providers & Services - 1.7%
Aetna, Inc.	34,152	3,942,848
Anthem, Inc.	4,104	514,272
Cigna Corp.	9,357	1,219,404
HCA Holdings, Inc. (A)	4,805	363,402
Humana, Inc., Class A	14,055	2,486,189
Laboratory Corp. of America Holdings (A)	3,500	481,180
McKesson Corp.	9,118	1,520,427
Quest Diagnostics, Inc.	6,236	527,753
UnitedHealth Group, Inc.	57,540	8,055,600

		19,111,075

Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises, Ltd., Class A	33,144	2,484,143

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	76,444	$ 4,138,678
Yum! Brands, Inc.	26,053	2,365,873

		8,988,694

Household Durables - 0.4%
D.R. Horton, Inc.	36,561	1,104,142
Harman International Industries, Inc.	10,853	916,536
Mohawk Industries, Inc. (A)	3,849	771,109
Newell Brands, Inc.	8,102	426,651
PulteGroup, Inc.	54,890	1,099,995
Toll Brothers, Inc. (A)	23,501	701,740

		5,020,173

Household Products - 1.2%
Kimberly-Clark Corp.	44,569	5,621,934
Procter & Gamble Co.	87,539	7,856,625

		13,478,559

Industrial Conglomerates - 1.4%
3M Co.	1,692	298,181
General Electric Co.	281,842	8,348,160
Honeywell International, Inc.	60,678	7,074,448

		15,720,789

Insurance - 1.6%
American International Group, Inc.	57,644	3,420,595
Arthur J. Gallagher & Co.	29,011	1,475,790
Chubb, Ltd.	37,989	4,773,318
Everest RE Group, Ltd.	5,440	1,033,437
Hartford Financial Services Group, Inc.	14,500	620,890
MetLife, Inc.	131,379	5,837,169
XL Group, Ltd.	38,431	1,292,434

		18,453,633

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	15,178	12,708,691

Internet Software & Services - 3.1%
Alphabet, Inc., Class A (A)	13,321	10,710,883
Alphabet, Inc., Class C (A)	13,422	10,432,787
Facebook, Inc., Class A (A)	105,023	13,471,300

		34,614,970

IT Services - 2.2%
Accenture PLC, Class A	77,234	9,435,678
Automatic Data Processing, Inc.	4,220	372,204
Cognizant Technology Solutions Corp., Class A (A)	42,672	2,035,881
Fidelity National Information Services, Inc.	44,319	3,413,893
MasterCard, Inc., Class A	6,411	652,447
PayPal Holdings, Inc. (A)	16,865	690,959
Vantiv, Inc., Class A (A)	9,280	522,186
Visa, Inc., Class A	80,982	6,697,211
WEX, Inc. (A)	10,236	1,106,409

		24,926,868

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	11,304	532,305
Illumina, Inc. (A)	11,091	2,014,791
Thermo Fisher Scientific, Inc.	15,891	2,527,623

		5,074,719

Machinery - 1.2%
Cummins, Inc.	16,601	2,127,418
Deere & Co.	5,983	510,649

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	5,347	$ 272,163
Ingersoll-Rand PLC	14,512	985,945
PACCAR, Inc.	64,699	3,803,007
Parker-Hannifin Corp.	6,000	753,180
Pentair PLC	6,193	397,839
Snap-on, Inc.	12,844	1,951,774
Stanley Black & Decker, Inc.	27,396	3,369,160

		14,171,135

Media - 2.5%
Charter Communications, Inc., Class A (A)	17,829	4,813,295
Comcast Corp., Class A	123,119	8,167,714
DISH Network Corp., Class A (A)	29,655	1,624,501
Sirius XM Holdings, Inc. (A) (B)	162,499	677,621
Time Warner, Inc.	94,991	7,562,233
Twenty-First Century Fox, Inc., Class A	238,953	5,787,442

		28,632,806

Metals & Mining - 0.1%
Newmont Mining Corp.	17,365	682,271
U.S. Steel Corp. (B)	5,850	110,331

		792,602

Multi-Utilities - 0.7%
CMS Energy Corp.	53,447	2,245,308
Public Service Enterprise Group, Inc.	62,870	2,632,367
Sempra Energy	24,066	2,579,634
WEC Energy Group, Inc.	10,937	654,908

		8,112,217

Multiline Retail - 0.2%
Dollar General Corp.	32,409	2,268,306

Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	50,269	1,296,940
Chevron Corp.	58,419	6,012,484
Concho Resources, Inc. (A)	9,086	1,247,962
ConocoPhillips	51,074	2,220,187
Diamondback Energy, Inc. (A)	15,976	1,542,323
EOG Resources, Inc.	39,780	3,847,124
EQT Corp.	29,313	2,128,710
Exxon Mobil Corp.	148,978	13,002,800
Kinder Morgan, Inc.	47,018	1,087,526
Marathon Petroleum Corp.	29,491	1,197,040
Occidental Petroleum Corp.	55,470	4,044,872
Pioneer Natural Resources Co.	24,293	4,509,995
Valero Energy Corp.	33,265	1,763,045

		43,901,008

Pharmaceuticals - 3.6%
Allergan PLC (A)	23,928	5,510,858
Bristol-Myers Squibb Co.	128,551	6,931,470
Eli Lilly & Co.	79,785	6,403,544
Johnson & Johnson	58,940	6,962,582
Merck & Co., Inc.	49,117	3,065,392
Mylan NV (A)	13,793	525,789
Pfizer, Inc.	342,472	11,599,527

		40,999,162

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	18,876	2,882,365
Union Pacific Corp.	76,161	7,427,983

		10,310,348

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	48,407	$ 3,119,831
Broadcom, Ltd.	47,212	8,145,014
KLA-Tencor Corp.	7,224	503,585
Lam Research Corp.	54,844	5,194,275
NXP Semiconductors NV (A)	25,266	2,577,385
Texas Instruments, Inc.	69,878	4,904,038

		24,444,128

Software - 2.6%
Adobe Systems, Inc. (A)	65,585	7,118,596
Microsoft Corp.	367,763	21,183,149
Oracle Corp.	24,569	965,070
Workday, Inc., Class A (A)	4,441	407,195

		29,674,010

Specialty Retail - 2.2%
AutoNation, Inc. (A)	2,243	109,257
Best Buy Co., Inc.	38,648	1,475,581
Home Depot, Inc.	61,134	7,866,723
Lowe’s Cos., Inc.	81,488	5,884,248
O’Reilly Automotive, Inc. (A)	10,337	2,895,497
Ross Stores, Inc.	14,771	949,775
Signet Jewelers, Ltd.	1,562	116,416
Tiffany & Co. (B)	4,300	312,309
TJX Cos., Inc.	65,283	4,881,863

		24,491,669

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	203,044	22,954,124
Hewlett Packard Enterprise Co.	16,144	367,276
HP, Inc.	188,167	2,922,234

		26,243,634

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	11,900	626,535
PVH Corp.	3,180	351,390
Ralph Lauren Corp., Class A	3,904	394,851
VF Corp.	16,943	949,655

		2,322,431

Tobacco - 0.7%
Philip Morris International, Inc.	40,081	3,896,675
Reynolds American, Inc., Class A	83,300	3,927,595

		7,824,270

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	23,732	1,108,759

Total Common Stocks (Cost $592,715,355)		673,019,567

PREFERRED STOCKS - 0.0% (C)
Banks - 0.0% (C)
Citigroup Capital XIII
7.12% (D)	15,621	411,457

Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	3,072	85,371

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (C)
SCE Trust III
Series H, 5.75% (B) (D)	1,280	$ 38,554

Total Preferred Stocks (Cost $537,460)		535,382

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 599,996	666,399
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	1,349,000	1,346,011
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	310,000	309,922
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	720,000	727,302
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.11% (D), 07/18/2027 (E)	910,000	911,765
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	1,316,705	1,319,989
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (E)	840,000	839,998
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	725,000	725,657
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.85% (D), 04/20/2026 (E)	2,025,000	2,008,362
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	678,305	701,797
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	430,435	430,496
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (E)	1,250,000	1,256,961
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.21% (D), 04/17/2027 (E)	930,000	930,195
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,270,000	1,272,583
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	1,000,000	997,187
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	558,565	563,103
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.20% (D), 07/20/2027 (E)	915,000	915,357
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	2,565,000	2,601,046

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	$ 127,073	$ 127,519
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	295,350	293,838
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	257,844	257,996
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	200,915	201,869
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	209,286	210,944
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	1,196,808	1,197,041
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	272,750	270,219
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	598,318	563,209
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (E)	242,701	243,488
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E) (F)	1,035,000	1,042,959
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.47% (D), 10/15/2018 (E)	1,420,000	1,406,041
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	900,000	902,966
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.51% (D), 10/20/2028 (E) (F)	1,125,000	1,125,000

Total Asset-Backed Securities (Cost $26,368,811)		26,367,219

CORPORATE DEBT SECURITIES - 15.4%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	338,457
5.10%, 01/15/2044	215,000	255,446

		593,903

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	837,030	858,040
3.70%, 04/01/2028	803,785	839,955
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,076,356	1,162,465
6.82%, 02/10/2024	598,601	707,846
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	654,614	742,987
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,049,552	2,157,153

		6,468,446

Auto Components - 0.0% (C)
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	450,000	460,312

Automobiles - 0.1%
BMW US Capital LLC
2.80%, 04/11/2026 (E)	440,000	449,442
General Motors Co.
4.88%, 10/02/2023	640,000	693,391
6.25%, 10/02/2043	155,000	182,937

		1,325,770

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.7%
Bank of America Corp.
2.63%, 10/19/2020, MTN	$ 520,000	$ 530,656
4.10%, 07/24/2023	755,000	816,216
4.25%, 10/22/2026, MTN	816,000	865,725
4.45%, 03/03/2026, MTN	575,000	617,094
5.75%, 12/01/2017	320,000	335,278
Bank One Capital III
8.75%, 09/01/2030	175,000	254,347
Bank One Corp.
8.00%, 04/29/2027	350,000	477,180
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,945,000	2,485,696
Branch Banking & Trust Co.
3.80%, 10/30/2026	500,000	543,139
Citigroup, Inc.
1.70%, 04/27/2018	753,000	753,816
2.26% (D), 09/01/2023	1,090,000	1,095,217
3.38%, 03/01/2023	341,000	356,581
4.95%, 11/07/2043	75,000	85,520
6.68%, 09/13/2043	75,000	98,688
Commerzbank AG
8.13%, 09/19/2023 (E)	2,130,000	2,450,565
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	269,248
11.00% (D), 06/30/2019 (E) (G)	2,543,000	3,080,209
Discover Bank
3.45%, 07/27/2026	1,078,000	1,084,294
First Horizon National Corp.
3.50%, 12/15/2020	470,000	479,707
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	206,299
5.25%, 03/14/2044	201,000	226,229
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	315,000	287,458
JPMorgan Chase & Co.
2.00%, 08/15/2017	1,175,000	1,181,725
3.25%, 09/23/2022	1,082,000	1,134,889
4.85%, 02/01/2044 (B)	75,000	90,541
6.75% (D), 02/01/2024 (B) (G)	66,000	72,848
JPMorgan Chase Bank NA
6.00%, 10/01/2017	181,000	188,768
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	365,000	365,519
Nordea Bank AB
4.25%, 09/21/2022 (E)	2,600,000	2,808,944
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	155,000	155,164
6.00%, 12/19/2023	275,000	286,610
6.40%, 10/21/2019	185,000	204,464
Societe Generale SA
5.00%, 01/17/2024 (B) (E)	275,000	287,141
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	2,000,000	2,045,116
Toronto-Dominion Bank
3.63% (D), 09/15/2031	1,040,000	1,042,868
US Bancorp
1.65%, 05/15/2017, MTN	915,000	917,664
Wells Fargo & Co.
2.15%, 01/15/2019 (B)	134,000	135,663
4.13%, 08/15/2023	896,000	958,851
5.38%, 11/02/2043	280,000	325,067
5.90% (D), 06/15/2024 (G)	178,000	184,453

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo Bank NA
5.95%, 08/26/2036	$ 431,000	$ 545,142

		30,330,599

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	1,177,000	1,264,098
Molson Coors Brewing Co.
2.10%, 07/15/2021	1,594,000	1,608,670
SABMiller Holdings, Inc.
4.95%, 01/15/2042 (E)	1,518,000	1,773,104

		4,645,872

Biotechnology - 0.3%
Celgene Corp.
3.88%, 08/15/2025	1,125,000	1,202,860
5.00%, 08/15/2045	1,170,000	1,317,323
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,055,000	1,078,305

		3,598,488

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,280,000	1,375,162

Capital Markets - 1.6%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (B)	1,410,000	1,526,536
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	695,000	690,511
3.80%, 06/09/2023 (E)	1,515,000	1,535,119
Deutsche Bank AG
2.12% (D), 08/20/2020	280,000	264,307
6.00%, 09/01/2017 (B)	550,000	559,268
Goldman Sachs Group, Inc.
1.92% (D), 11/15/2018, MTN	500,000	504,035
4.25%, 10/21/2025	1,005,000	1,057,657
5.75%, 01/24/2022	1,575,000	1,829,424
6.25%, 02/01/2041	175,000	228,825
6.75%, 10/01/2037	499,000	635,382
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	1,230,000	1,403,666
Morgan Stanley
5.00%, 11/24/2025	955,000	1,065,494
5.75%, 01/25/2021	2,295,000	2,616,151
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	705,000	797,429
UBS AG
1.80%, 03/26/2018, MTN	1,205,000	1,207,398
7.63%, 08/17/2022	1,521,000	1,771,965
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (E)	962,000	1,008,165

		18,701,332

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	289,000	310,179
Monsanto Co.
4.40%, 07/15/2044	480,000	497,157

		807,336

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 (B) (E)	$ 720,000	$ 774,667
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	935,000	935,639

		1,710,306

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019 (B)	225,000	229,401
Harris Corp.
5.55%, 10/01/2021	1,250,000	1,424,375

		1,653,776

Construction & Engineering - 0.0% (C)
SBA Tower Trust
2.88%, 07/15/2046 (E)	337,000	342,712

Construction Materials - 0.1%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (B) (E)	330,000	340,972
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,065,000	1,134,635

		1,475,607

Consumer Finance - 0.2%
American Express Co.
4.05%, 12/03/2042	300,000	313,411
Discover Financial Services
3.85%, 11/21/2022	793,000	822,642
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	755,000	811,648

		1,947,701

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	694,000	772,969

Diversified Financial Services - 0.0% (C)
Bear Stearns Cos. LLC
4.65%, 07/02/2018	329,000	346,839

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.00%, 06/30/2022	1,185,000	1,218,308
3.40%, 05/15/2025	1,025,000	1,053,093
4.35%, 06/15/2045	445,000	438,349
4.60%, 02/15/2021	285,000	312,658
5.00%, 03/01/2021	850,000	951,708
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	209,181
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	370,000	394,512
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	220,000	176,963
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	164,281
Verizon Communications, Inc.
3.45%, 03/15/2021 (B)	620,000	660,603
4.50%, 09/15/2020	185,000	203,013
5.15%, 09/15/2023	1,055,000	1,228,998
6.55%, 09/15/2043	713,000	964,037

		7,975,704

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	$ 550,000	$ 586,000
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	131,862
8.88%, 11/15/2018	65,000	74,409
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,295,000	2,321,205
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	290,291
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	142,726
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	377,840
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	654,000	723,028
5.30%, 06/01/2042	75,000	95,479
PacifiCorp
3.60%, 04/01/2024 (B)	825,000	898,634
5.75%, 04/01/2037	150,000	196,420
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	560,000	591,945

		6,429,839

Energy Equipment & Services - 0.1%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (E)	245,000	253,881
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	602,000	627,726
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	142,828
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	106,175

		1,130,610

Equity Real Estate Investment Trusts - 0.9%
CBL & Associates, LP
5.25%, 12/01/2023	1,036,000	1,058,105
EPR Properties
4.50%, 04/01/2025 (B)	955,000	967,710
HCP, Inc.
3.40%, 02/01/2025	920,000	908,664
Hospitality Properties Trust
5.00%, 08/15/2022 (B)	1,250,000	1,357,021
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,180,822
Realty Income Corp.
3.88%, 07/15/2024	965,000	1,017,721
6.75%, 08/15/2019	240,000	272,855
Simon Property Group, LP
3.38%, 10/01/2024	1,470,000	1,561,122
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	79,000	80,956
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	1,208,000	1,224,453
4.13%, 06/01/2021	370,000	382,025

		10,011,454

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.25%, 08/12/2019	1,165,000	1,186,906
5.30%, 12/05/2043	209,000	259,151
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	213,013
4.30%, 04/22/2044	575,000	675,453

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	$ 1,298,000	$ 1,372,610

		3,707,133

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	460,000	462,848
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	911,967
4.38%, 06/01/2046	1,348,000	1,426,219
4.88%, 02/15/2025 (E)	535,000	589,990
Mondelez International, Inc.
2.25%, 02/01/2019	255,000	259,383

		3,650,407

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	355,000	366,612
Boston Scientific Corp.
2.65%, 10/01/2018	576,000	589,186

		955,798

Health Care Providers & Services - 0.4%
Aetna, Inc.
4.75%, 03/15/2044	58,000	65,376
Anthem, Inc.
1.88%, 01/15/2018	306,000	307,472
2.30%, 07/15/2018	853,000	864,166
3.30%, 01/15/2023	100,000	104,800
Coventry Health Care, Inc.
5.45%, 06/15/2021 (B)	222,000	253,141
Express Scripts Holding Co.
3.40%, 03/01/2027 (B)	710,000	714,031
4.80%, 07/15/2046	603,000	626,379
HCA Holdings, Inc.
6.25%, 02/15/2021	345,000	374,325
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	224,175
UnitedHealth Group, Inc.
3.38%, 11/15/2021	569,000	609,615

		4,143,480

Household Durables - 0.1%
Newell Brands, Inc.
4.20%, 04/01/2026	570,000	620,791

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	945,000	974,531

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (G)	2,741,000	2,914,917
5.50%, 01/08/2020, MTN	610,000	689,243
6.88%, 01/10/2039, MTN	645,000	971,546

		4,575,706

Insurance - 0.9%
American International Group, Inc.
4.13%, 02/15/2024	256,000	275,845
8.18% (D), 05/15/2068	72,000	96,354
CNA Financial Corp.
5.88%, 08/15/2020	615,000	698,455

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc.
5.50%, 09/01/2022	$ 255,000	$ 280,740
6.60%, 05/15/2017	800,000	822,570
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	176,675
Lincoln National Corp.
8.75%, 07/01/2019	995,000	1,171,181
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	825,000	825,866
3.88%, 04/11/2022 (E)	750,000	814,529
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	445,000	449,546
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	1,100,000	1,712,006
Principal Financial Group, Inc.
8.88%, 05/15/2019	640,000	754,077
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	294,000	330,030
7.38%, 06/15/2019, MTN	250,000	287,740
Reinsurance Group of America, Inc.
3.52% (D), 12/15/2065	1,861,000	1,432,970

		10,128,584

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024 (B)	170,000	185,104
MasterCard, Inc.
2.00%, 04/01/2019	224,000	227,569
3.38%, 04/01/2024	144,000	155,240

		567,913

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	836,000	849,934

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	582,847

Media - 0.3%
CBS Corp.
4.63%, 05/15/2018	89,000	93,333
5.75%, 04/15/2020	390,000	439,298
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	920,000	957,950
Comcast Corp.
5.88%, 02/15/2018	426,000	452,473
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (G)	200,000	213,500
NBCUniversal Media LLC
4.38%, 04/01/2021	1,190,000	1,324,103
4.45%, 01/15/2043	514,000	578,000

		4,058,657

Metals & Mining - 0.0% (C)
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	180,000	197,056
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (B)	185,000	166,023
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	152,000	159,600

		522,679

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	94,931
4.88%, 03/01/2044	201,000	235,866

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Electric Co.
4.30%, 07/01/2044	$ 753,000	$ 864,648

		1,195,445

Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	359,000	405,684
Apache Corp.
4.25%, 01/15/2044	66,000	64,114
4.75%, 04/15/2043	85,000	86,850
BP Capital Markets PLC
3.12%, 05/04/2026	1,476,000	1,508,332
Energy Transfer Partners, LP
5.15%, 02/01/2043	800,000	737,030
5.95%, 10/01/2043	155,000	156,561
EnLink Midstream Partners, LP
4.85%, 07/15/2026	574,000	577,602
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	376,273
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	648,090
3.04%, 03/01/2026	1,100,000	1,153,105
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	193,084
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	228,405
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	605,000	617,383
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	230,000	237,762
MEG Energy Corp.
6.50%, 03/15/2021 (E)	180,000	146,925
Murphy Oil Corp.
3.50%, 12/01/2017	316,000	321,482
Nexen Energy ULC
5.88%, 03/10/2035 (B)	10,000	12,372
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	102,778
8.25%, 03/01/2019	195,000	223,089
Peabody Energy Corp.
6.25%, 11/15/2021 (H)	165,000	39,600
Petrobras Global Finance BV
6.25%, 03/17/2024	410,000	398,725
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	975,000	945,352
Range Resources Corp.
5.75%, 06/01/2021 (E)	45,000	45,563
Shell International Finance BV
2.50%, 09/12/2026	890,000	875,042
3.75%, 09/12/2046 (B)	266,000	262,603
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	170,848
4.63%, 03/01/2034	145,000	159,881
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	281,992
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	80,510
7.88%, 09/01/2021	109,000	126,167
Williams Partners, LP
5.40%, 03/04/2044	128,000	127,542

		11,310,746

Pharmaceuticals - 0.6%
Actavis Funding SCS
3.00%, 03/12/2020	861,000	888,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Actavis Funding SCS (continued)
3.45%, 03/15/2022	$ 606,000	$ 636,202
4.55%, 03/15/2035	1,070,000	1,136,552
Actavis, Inc.
3.25%, 10/01/2022	986,000	1,022,014
Mylan NV
3.15%, 06/15/2021 (E)	807,000	822,151
Pfizer, Inc.
4.40%, 05/15/2044	369,000	426,282
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	41,000	43,546
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,123,000	1,118,765
3.15%, 10/01/2026	840,000	843,886
4.10%, 10/01/2046 (B)	200,000	199,051

		7,137,444

Road & Rail - 0.2%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	1,811,000	2,136,980
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	53,657
3.75%, 04/01/2024	48,000	52,804

		2,243,441

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	960,000	993,336
KLA-Tencor Corp.
4.13%, 11/01/2021	685,000	737,241
LAM Research Corp.
3.90%, 06/15/2026	240,000	249,898

		1,980,475

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025	1,130,000	1,169,853

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.40%, 05/03/2023	700,000	712,702
2.85%, 02/23/2023	490,000	515,828
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (E)	340,000	372,743
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (E)	1,280,000	1,343,006
HP, Inc.
3.75%, 12/01/2020	45,000	47,406

		2,991,685

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	144,000	160,788
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	450,000	527,102

		687,890

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
7.13%, 09/01/2018 (E)	650,000	709,313
8.25%, 12/15/2020	1,147,000	1,362,062

		2,071,375

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	$ 425,000	$ 435,134
4.38%, 07/16/2042 (B)	250,000	245,492
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	520,000	536,120
4.88%, 08/15/2040 (E)	675,000	737,739
6.11%, 01/15/2040 (E)	2,246,000	2,489,128
SBA Tower Trust
2.24%, 04/15/2043 (E)	280,000	280,856
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	1,325,000	1,462,469
Sprint Corp.
7.88%, 09/15/2023	200,000	201,250
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,375
6.63%, 04/28/2021	75,000	78,937
6.73%, 04/28/2022	75,000	78,750
6.84%, 04/28/2023	25,000	26,938

		6,593,188

Total Corporate Debt Securities (Cost $171,662,090)		174,824,739

	Shares	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (C)
Brazil Government International Bond
4.25%, 01/07/2025 (B)	230,000	229,425

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (B)	305,000	324,825
4.50%, 01/28/2026 (B)	200,000	220,500

		545,325

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	270,000	301,563
5.38%, 10/17/2023 (B) (E)	400,000	461,049

		762,612

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	800,000	854,800

Peru - 0.0% (C)
Peru Government International Bond
7.35%, 07/21/2025 (B)	160,000	221,600

Republic of Korea - 0.1%
Export-Import Bank of Korea	665,000	669,855
Korea Development Bank
3.00%, 03/17/2019	500,000	518,460
3.50%, 08/22/2017 (B)	475,000	484,093

		1,672,408

Total Foreign Government Obligations (Cost $4,105,137)		4,286,170

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.7%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	$ 1,300,000	$ 1,396,924
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.72% (D), 06/10/2049	354,350	359,605
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.72% (D), 06/15/2049 (E)	475,000	476,221
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,646,505
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,370,513
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,935,000	175,738
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	797,118
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	88,263	91,014
Series 2009-RR6, Class 2A1,
3.11% (D), 08/26/2035 (E)	594,827	589,616
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	156,776	158,666
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	191,843	191,703
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	245,345	247,346
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	381,353	391,837
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	202,274
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	316,544
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	1,077,194	1,099,254
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	1,260,000	1,278,153
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	90,000	101,615
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	177,328
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	205,000	225,890
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	709,831
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	990,000	1,029,536
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	150,000	154,822

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	$ 1,135,000	$ 1,188,827
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.73% (D), 08/26/2036 (E)	610,426	598,348
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	194,284	193,085
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	356,153	360,009
Series 2014-4R, Class 21A1,
0.85% (D), 12/27/2035 (E)	992,299	957,602
DBRR Trust
Series 2011-C32, Class A3A,
5.36% (D), 06/17/2049 (E)	150,000	151,729
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
0.68% (D), 12/25/2036	193,302	158,225
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (D), 12/10/2027 (E)	440,000	420,466
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,730,837	1,787,768
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
0.00% (D), 11/05/2030 (E)	20,000,000	200
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	821,622
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
3.08% (D), 12/26/2037 (E)	94,789	94,169
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (E)	52,037	52,914
Series 2009-R7, Class 1A1,
2.69% (D), 02/26/2036 (E)	256,999	251,952
Series 2009-R7, Class 4A1,
3.18% (D), 09/26/2034 (E)	43,656	43,398
Series 2009-R9, Class 1A1,
2.80% (D), 08/26/2046 (E)	85,863	86,309
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	422,834	425,286
Series 2007-CB20, Class AM,
6.09% (D), 02/12/2051	460,000	476,425
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	444,248	455,254
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	71,627	72,472
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	454,727
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,797,779	1,935,474
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1,
2.89% (D), 05/26/2037 (E)	818,455	817,325
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.37% (D), 09/15/2045	145,000	151,282
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
6.01% (D), 06/12/2050	160,758	163,485

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	$ 339,641	$ 341,541
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	1,400,000	1,401,896
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (D), 04/12/2049	570,000	571,805
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	389,818	392,818
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	140,000	141,087
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	154,274	156,677
Series 2007-IQ15, Class AM,
6.10% (D), 06/11/2049	195,000	199,187
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.99% (D), 08/15/2045 (E)	705,000	714,732
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	40,816	40,637
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	1,246,019	1,258,984
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	1,820,000	1,824,260
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,660,000	2,657,895
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	632,517	657,127
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	333,517	346,712
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	709,834	737,172
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	532,725	551,435
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	1,040,265	1,083,923
Series 2016-2A, Class A1,
3.75% (D), 11/25/2035 (E)	1,076,162	1,117,891
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	1,000,000	1,028,581
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	750,000	764,860
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.11% (D), 05/25/2035	626,579	601,718
SCG Trust
Series 2013-SRP1, Class A,
1.92% (D), 11/15/2026 (E)	295,000	292,767
Series 2013-SRP1, Class AJ,
2.47% (D), 11/15/2026 (E)	610,000	594,045
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (E)	26,516	26,516
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,011,475	1,032,827
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	449,063	456,070
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	1,300,231	1,314,428

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	$ 1,364,346	$ 1,379,449
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,275,330	1,292,251
Series 2016-3, Class A1,
2.25% (D), 08/25/2055 (E)	1,436,631	1,435,979
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,645,000	1,651,958
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	535,000	566,997
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.01% (D), 06/15/2029 (E)	915,000	914,446

Total Mortgage-Backed Securities (Cost $52,855,466)		52,855,077

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	55,000	84,815
State of California, General Obligation Unlimited
7.60%, 11/01/2040	260,000	423,036
7.95%, 03/01/2036	300,000	360,138
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	50,000	55,268

		923,257

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	50,000	67,902

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	250,000	240,582

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	71,000	111,419

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	60,000	86,980
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	55,000	79,678

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	$ 55,000	$ 73,156
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	95,000	119,095

		358,909

Total Municipal Government Obligations (Cost $1,536,048)		1,702,069

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	75,337	77,390
5.50%, 09/01/2018 - 06/01/2041	363,790	399,077
6.00%, 12/01/2037	119,584	139,150
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	715,111
1.99% (D), 02/01/2043	236,444	241,000
2.50%, TBA (F)	3,680,000	3,811,577
3.00%, TBA (F)	21,261,000	22,097,321
3.33% (D), 10/25/2023	245,000	264,881
3.50%, 07/01/2028 - 01/01/2029	814,641	872,906
3.50%, TBA (F)	23,587,000	24,885,497
4.00%, 06/01/2042	224,928	243,651
4.00%, TBA (F)	7,504,000	8,059,179
4.50%, 02/01/2025 - 06/01/2026	577,365	617,473
5.00%, 05/01/2018 - 11/01/2039	3,163,353	3,574,187
5.00%, TBA (F)	2,282,000	2,534,669
5.50%, 04/01/2037 - 04/01/2041	577,441	655,162
6.00%, 08/01/2036 - 06/01/2041	1,214,574	1,406,636
6.50%, 05/01/2040	265,721	306,514
Government National Mortgage Association, Interest Only STRIPS
0.88% (D), 02/16/2053	989,492	56,986

Total U.S. Government Agency Obligations (Cost $70,630,569)		70,958,367

U.S. GOVERNMENT OBLIGATIONS - 8.9%
U.S. Treasury Bond
2.50%, 02/15/2045	4,438,000	4,586,398
2.75%, 08/15/2042	3,418,600	3,725,207
2.88%, 08/15/2045	584,000	650,476
3.13%, 02/15/2042	1,100,000	1,281,113
3.50%, 02/15/2039	4,998,500	6,189,548
3.63%, 02/15/2044	9,460,700	12,046,498
4.50%, 02/15/2036	3,859,600	5,431,785
4.75%, 02/15/2037	680,000	986,903
5.25%, 02/15/2029	3,384,000	4,705,215
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,572,639	1,840,747
2.50%, 01/15/2029	2,037,926	2,587,068
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	4,966,239	5,210,171
U.S. Treasury Note
0.38%, 10/31/2016	8,348,300	8,349,853
0.63%, 09/30/2017	3,048,000	3,046,570
0.88%, 04/15/2017 - 04/30/2017	8,426,600	8,443,056
1.00%, 09/15/2017 - 11/30/2019	3,165,000	3,173,217
1.13%, 06/30/2021	270,000	269,684
1.25%, 11/30/2018	4,859,700	4,904,502
1.63%, 03/31/2019 - 05/15/2026	14,126,800	14,330,758
1.88%, 11/30/2021	2,054,000	2,121,638
2.00%, 02/15/2025	3,969,000	4,110,086

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.25%, 11/15/2024	$ 1,968,400	$ 2,078,276
2.50%, 08/15/2023 - 05/15/2024	844,700	905,510

Total U.S. Government Obligations (Cost $97,381,898)		100,974,279

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.28% (I), 12/30/2016	2,000,000	1,998,728
0.32% (I), 10/28/2016	10,710,000	10,708,586
0.33% (I), 10/26/2016 - 12/22/2016	15,075,000	15,071,219
0.34% (I), 10/03/2016 - 12/20/2016	5,570,000	5,569,755
0.35% (I), 11/23/2016 - 12/09/2016	16,770,000	16,762,192
0.38% (I), 10/14/2016	2,090,000	2,089,879
Federal Home Loan Mortgage Corp. Discount Notes
0.33% (I), 10/17/2016	400,000	399,970

Total Short-Term U.S. Government Agency Obligations
(Cost $52,593,659)		52,600,329

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.27% (I), 11/10/2016	4,000,000	3,999,168
0.28% (I), 10/06/2016	180,000	179,998
0.29% (I), 10/13/2016 (B)	550,000	549,974
0.29% (I), 10/06/2016 - 11/10/2016	3,565,000	3,564,780
0.33% (I), 12/08/2016	550,000	549,816
0.44% (I), 03/30/2017 (J)	100,000	99,784
0.46% (I), 03/30/2017 (J)	25,000	24,946
0.48% (I), 03/30/2017 (J)	130,100	129,820
0.49% (I), 03/30/2017 (J)	570,000	568,771
0.50% (I), 03/30/2017 (J)	40,200	40,113

Total Short-Term U.S. Government Obligations (Cost $9,706,264)		9,707,170

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (I)	11,605,174	11,605,174

Total Securities Lending Collateral (Cost $11,605,174)		11,605,174

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (I), dated 09/30/2016, to be repurchased at $26,727,032 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 04/12/2018, and with a value of $27,262,706.	$ 26,726,965	26,726,965

Total Repurchase Agreement (Cost $26,726,965)		26,726,965

Total Investments (Cost $1,118,424,896) (K)		1,206,162,507
Net Other Assets (Liabilities) - (6.6)%		(74,204,069)

Net Assets - 100.0%		$ 1,131,958,438

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	169	12/16/2016	$157,289	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$673,019,567	$—	$—	$673,019,567
Preferred Stocks	535,382	—	—	535,382
Asset-Backed Securities	—	26,367,219	—	26,367,219
Corporate Debt Securities	—	174,824,739	—	174,824,739
Foreign Government Obligations	—	4,286,170	—	4,286,170
Mortgage-Backed Securities	—	52,855,077	—	52,855,077
Municipal Government Obligations	—	1,702,069	—	1,702,069
U.S. Government Agency Obligations	—	70,958,367	—	70,958,367
U.S. Government Obligations	—	100,974,279	—	100,974,279
Short-Term U.S. Government Agency Obligations	—	52,600,329	—	52,600,329
Short-Term U.S. Government Obligations	—	9,707,170	—	9,707,170
Securities Lending Collateral	11,605,174	—	—	11,605,174
Repurchase Agreement	—	26,726,965	—	26,726,965

Total Investments	$685,160,123	$521,002,384	$—	$1,206,162,507

Other Financial Instruments
Futures Contracts (M)	$157,289	$—	$—	$157,289

Total Other Financial Instruments	$157,289	$—	$—	$157,289

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,328,765. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(E)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $112,244,357, representing 9.9% of the Portfolio’s net assets.

(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Security in default.
(I)	Rates disclosed reflect the yields at September 30, 2016.
(J)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $753,372.

(K)

Aggregate cost for federal income tax purposes is $1,118,424,896. Aggregate gross unrealized appreciation and depreciation for all securities is $100,269,132 and $12,531,521, respectively. Net unrealized appreciation for tax purposes is $87,737,611.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 87.4%
International Alternative Funds - 23.7%
Transamerica Global Long/Short Equity (A) (B)	3,282	$ 30,755
Transamerica Global Multifactor Macro (B)	46,043	442,469

		473,224

International Equity Funds - 11.7%
Transamerica Developing Markets Equity (A) (B)	10,752	106,121
Transamerica Global Real Estate Securities (B)	7,059	103,837
Transamerica International Small Cap (B)	1,440	13,547
Transamerica International Small Cap Value (B)	808	9,362

		232,867

International Fixed Income Funds - 13.6%
Transamerica Emerging Markets Debt (B)	11,101	117,445
Transamerica Unconstrained Bond (B)	15,542	153,397

		270,842

U.S. Alternative Funds - 26.2%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	101	997
Transamerica Event Driven (B)	19,191	190,566
Transamerica Long/Short Strategy (B)	17,701	106,914
Transamerica Managed Futures Strategy (B)	25,498	223,869

		522,346

U.S. Fixed Income Funds - 12.2%
Transamerica Flexible Income (B)	2,410	22,561
Transamerica High Yield Bond (B)	24,091	221,152

		243,713

Total Investment Companies (Cost $1,816,100)		1,742,992

	Principal	Value
REPURCHASE AGREEMENT - 13.4%
State Street Bank & Trust Co. 0.03% (G), dated 09/30/2016, to be repurchased at $268,236 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 06/08/2018, and with a value of $276,031.	$ 268,235	268,235

Total Repurchase Agreement (Cost $268,235)		268,235

Total Investments (Cost $2,084,335) (H)		2,011,227
Net Other Assets (Liabilities) - (0.8)%		(15,497)

Net Assets - 100.0%		$ 1,995,730

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,741,995	$—	$—	$1,741,995
Repurchase Agreement	—	268,235	—	268,235

Total	$1,741,995	$268,235	$—	$2,010,230

Investment Companies Measured at Net Asset Value (J)				997

Total Investments				2,011,227

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $997, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid security. At September 30, 2016, value of the illiquid security is $997, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At September 30, 2016, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$997	0.0	%(K)

(G)	Rate disclosed reflects the yield at September 30, 2016.
(H)

Aggregate cost for federal income tax purposes is $2,084,335. Aggregate gross unrealized appreciation and depreciation for all securities is $28,910 and $102,018, respectively. Net unrealized depreciation for tax purposes is $73,108.

(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(k)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1.31% (A), 05/25/2034	$ 573,609	$ 537,581
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2013-IRAR, Class A1BR,
2.46% (A), 07/23/2025 (B)	1,800,000	1,800,020
Carlyle Daytona CLO, Ltd.
Series 2007-1A, Class A1L,
0.98% (A), 04/27/2021 (B)	614,509	612,924
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.93% (A), 04/20/2022 (B)	1,203,519	1,203,334
Series 2012-4A, Class A,
2.09% (A), 01/20/2025 (B)	1,100,000	1,098,527
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A1,
0.68%, 04/17/2017 (B)	521,600	521,600
Colony Starwood Homes Trust
Series 2016-1A, Class A,
2.03% (A), 07/17/2033 (B)	1,098,090	1,111,506
FFMLT Trust
Series 2005-FF2, Class M3,
1.25% (A), 03/25/2035	53,710	53,322
Series 2005-FF2, Class M4,
1.41% (A), 03/25/2035	400,000	375,586
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,218,920
LCM XII, LP
Series 12A, Class AR,
1.89% (A), 10/19/2022 (B)	2,400,000	2,399,954
Mariner CLO LLC
Series 2016-3A, Class A,
2.22% (A), 07/23/2026 (B)	900,000	900,481
Mountain View Funding CLO, Ltd.
Series 2007-3A, Class A1,
0.89% (A), 04/16/2021 (B)	386,136	386,047
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.23% (A), 12/26/2031 (B)	74,146	72,559
Octagon Investment Partners XII, Ltd.
Series 2012-1AR, Class AR,
1.57% (A), 05/05/2023 (B)	772,391	770,526
Palmer Square Loan Funding, Ltd.
Series 2016-2A, Class A1,
1.98% (A), 06/21/2024 (B)	800,000	799,472
Progress Residential Trust
Series 2016-SFR1, Class A,
2.03% (A), 09/17/2033 (B)	1,000,000	1,010,867
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR,
1.64% (A), 12/15/2022 (B)	333,253	333,238
RASC Trust
Series 2006-EMX2, Class A2,
0.73% (A), 02/25/2036	76,396	76,152
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	1,200,000	1,201,848
Series 2016-2, Class A2B,
1.17% (A), 07/15/2019	1,000,000	1,002,127

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLC Private Student Loan Trust
Series 2006-A, Class A5,
0.85% (A), 07/15/2036	$ 64,691	$ 64,547
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
1.03% (A), 03/15/2024	37,078	36,881
SLM Private Education Loan Trust
Series 2012-E, Class A1,
1.27% (A), 10/16/2023 (B)	5,747	5,751
SLM Student Loan Trust
Series 2004-10, Class A5A,
1.11% (A), 04/25/2023 (B)	15,896	15,893
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1.97% (A), 02/17/2032 (B)	1,900,000	1,922,540
Symphony CLO, Ltd.
Series 2012-10AR, Class AR,
1.59% (A), 07/23/2023 (B)	1,800,000	1,799,973
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	1,500,000	1,500,519
Series 2016-B, Class A2B,
0.77% (A), 10/15/2018	1,000,000	1,000,804
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1,
4.25% (A), 03/26/2046 (B)	1,495,080	1,513,010

Total Asset-Backed Securities (Cost $26,099,804)		26,346,509

CORPORATE DEBT SECURITIES - 38.4%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035	40,000	41,001
Rolls-Royce PLC
3.63%, 10/14/2025 (B)	200,000	211,357

		252,358

Air Freight & Logistics - 0.0% (C)
FedEx Corp.
4.55%, 04/01/2046	40,000	44,431
United Parcel Service, Inc.
2.45%, 10/01/2022 (D)	100,000	103,858

		148,289

Airlines - 1.1%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B) (E)	1,220,000	1,293,200
American Airlines Pass-Through Trust
3.00%, 04/15/2030 (F)	600,000	603,060
3.25%, 04/15/2030 (F)	200,000	201,500
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	43,604	46,657
5.50%, 04/29/2022	38,532	40,459
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	3,100,000	3,091,537
Southwest Airlines Co.
2.75%, 11/06/2019	50,000	51,581
United Airlines Pass-Through Trust
2.88%, 04/07/2030	900,000	903,159
3.10%, 04/07/2030	900,000	903,960

		7,135,113

Automobiles - 0.9%
Daimler Finance North America LLC
1.26% (A), 03/02/2018 (B)	800,000	799,674
1.50%, 07/05/2019 (B)	800,000	795,553

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc.
3.20%, 07/13/2020	$ 317,000	$ 324,591
3.50%, 07/10/2019 (D)	200,000	206,040
3.70%, 11/24/2020	1,590,000	1,654,605
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	2,100,000	2,105,647
Volkswagen International Finance NV
1.24% (A), 11/18/2016 (B)	250,000	250,078

		6,136,188

Banks - 13.0%
ABN AMRO Bank NV
4.80%, 04/18/2026 (B) (D)	2,400,000	2,545,505
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	2,300,000	2,441,197
Bank of America Corp.
1.44% (A), 08/25/2017, MTN	290,000	290,322
2.63%, 10/19/2020, MTN (D)	950,000	969,467
5.70%, 01/24/2022	4,800,000	5,583,461
6.88%, 04/25/2018, MTN	220,000	237,349
Bank of America NA
1.21% (A), 05/08/2017	250,000	250,280
1.29% (A), 06/05/2017	1,210,000	1,212,076
1.75%, 06/05/2018	1,210,000	1,216,996
Bank of Montreal
1.75%, 06/15/2022 (B)	1,600,000	1,595,691
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.39% (A), 03/05/2018 (B)	900,000	899,390
2.30%, 03/05/2020 (B)	350,000	353,767
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,183,937
BPCE SA
4.63%, 07/11/2024 (B)	400,000	408,321
Citigroup, Inc.
1.69% (A), 12/07/2018	1,310,000	1,316,485
2.40%, 02/18/2020	4,800,000	4,860,014
4.40%, 06/10/2025	1,200,000	1,270,549
Citizens Bank NA
2.30%, 12/03/2018, MTN	300,000	303,466
Commonwealth Bank of Australia
1.11% (A), 09/08/2017 (B)	700,000	699,563
Cooperatieve Rabobank UA
3.75%, 07/21/2026	1,000,000	1,001,638
3.88%, 02/08/2022 (D)	2,500,000	2,735,943
Credit Agricole SA
7.88% (A), 01/23/2024 (B) (G)	250,000	249,895
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,496,430
First Republic Bank
4.38%, 08/01/2046	300,000	298,025
HSBC Holdings PLC
5.10%, 04/05/2021 (D)	280,000	309,546
HSBC USA, Inc.
1.43% (A), 11/13/2019	460,000	454,029
2.38%, 11/13/2019	550,000	556,759
2.75%, 08/07/2020 (D)	1,770,000	1,812,053
ING Bank NV
1.40% (A), 03/16/2018 (B)	900,000	901,046
JPMorgan Chase & Co.
2.75%, 06/23/2020	4,500,000	4,630,738
3.25%, 09/23/2022	200,000	209,776
3.90%, 07/15/2025	215,000	231,838
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	271,159

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
5.30%, 12/01/2045 (B)	$ 200,000	$ 215,298
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	763,409
Mitsubishi UFJ Financial Group, Inc.
2.72% (A), 03/01/2021 (D)	2,400,000	2,487,106
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	204,807
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,600,000	1,589,155
Natixis SA
1.55% (A), 09/25/2017	2,000,000	2,000,000
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 1,200,000	182,094
1.00%, 07/01/2017, MTN	4,300,000	654,806
1.00%, 10/01/2017, MTN (F)	13,100,000	2,006,141
2.00%, 04/01/2017 - 10/01/2017	16,900,000	2,592,440
Realkredit Danmark A/S
1.00%, 04/01/2017, MTN	15,100,000	2,292,717
2.00%, 04/01/2017 - 01/01/2018	38,700,000	5,908,064
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (G)	$ 1,000,000	978,750
Santander Holdings USA, Inc.
2.28% (A), 11/24/2017	1,500,000	1,513,275
2.70%, 05/24/2019	1,500,000	1,518,729
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,672,591
3.13%, 01/08/2021	200,000	203,226
Santander UK PLC
2.38%, 03/16/2020 (D)	3,400,000	3,431,290
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (H)	400,000	422,286
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	1,790,000	1,833,851
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	400,000	394,842
Swedbank AB
2.20%, 03/04/2020 (B) (D)	1,190,000	1,202,741
Toronto-Dominion Bank
1.00% (A), 05/02/2017 (D)	400,000	400,012
Wells Fargo & Co.
1.26% (A), 09/14/2018	900,000	898,411
2.55%, 12/07/2020, MTN	160,000	163,140
2.60%, 07/22/2020, MTN	3,375,000	3,443,479
3.00%, 02/19/2025, MTN	500,000	507,751
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,446,812

		85,723,934

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	3,500,000	3,759,000

Biotechnology - 0.5%
AbbVie, Inc.
2.90%, 11/06/2022	2,400,000	2,460,943
3.20%, 11/06/2022	100,000	104,109
Amgen, Inc.
4.10%, 06/15/2021 (D)	400,000	436,506

		3,001,558

Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	150,295

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Masco Corp.
4.45%, 04/01/2025	$ 40,000	$ 42,500
Owens Corning
4.20%, 12/01/2024	50,000	53,045

		245,840

Capital Markets - 2.8%
Credit Suisse AG
1.41% (A), 04/27/2018	1,260,000	1,259,729
1.65% (A), 09/12/2017	2,400,000	2,400,000
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	3,900,000	3,874,810
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	147,010
3.85%, 07/08/2024, MTN	4,700,000	4,990,183
6.15%, 04/01/2018	280,000	298,231
Lazard Group LLC
3.75%, 02/13/2025	81,000	81,539
Moody’s Corp.
2.75%, 07/15/2019	200,000	205,730
5.25%, 07/15/2044	100,000	121,502
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	150,550
5.50%, 07/24/2020, MTN	4,100,000	4,594,595
6.63%, 04/01/2018, MTN	200,000	214,296
S&P Global, Inc.
4.40%, 02/15/2026	80,000	89,395
UBS AG
1.20% (A), 08/14/2017, MTN (D)	250,000	249,937

		18,677,507

Chemicals - 0.1%
Air Liquide Finance SA
2.25%, 09/27/2023 (B) (E)	300,000	300,574
2.50%, 09/27/2026 (B) (D) (E)	400,000	402,149
Solvay Finance America LLC
3.40%, 12/03/2020 (B)	200,000	209,316

		912,039

Commercial Services & Supplies - 0.3%
ADT Corp.
4.13%, 06/15/2023	40,000	39,400
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (E)	40,000	42,619
MUFG Americas Holdings Corp.
1.36% (A), 02/09/2018	114,000	113,609
2.25%, 02/10/2020	41,000	41,473
Republic Services, Inc.
2.90%, 07/01/2026	800,000	811,084
3.55%, 06/01/2022	1,000,000	1,074,539
Waste Management, Inc.
3.13%, 03/01/2025	40,000	41,965

		2,164,689

Consumer Finance - 0.9%
American Express Credit Corp.
1.31% (A), 08/15/2019, MTN	700,000	700,004
1.56% (A), 11/05/2018, MTN	170,000	171,100
Ford Motor Credit Co. LLC
1.36% (A), 09/08/2017	700,000	700,230
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,588,493
2.70%, 02/03/2020	41,000	41,514
4.50%, 07/23/2025	1,780,000	1,881,019

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN (D)	$ 800,000	$ 801,005

		5,883,365

Containers & Packaging - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	50,000	53,128

Diversified Consumer Services - 0.8%
Nationwide Building Society
3.90%, 07/21/2025 (B)	4,800,000	5,188,301

Diversified Financial Services - 1.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.63%, 07/01/2022	150,000	157,688
BRFkredit A/S
2.00%, 10/01/2017	DKK 2,100,000	324,066
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 744,000	764,154
4.42%, 11/15/2035	400,000	448,946
Helios Leasing I LLC
1.56%, 09/28/2024	137,674	136,354
LeasePlan Corp. NV
2.50%, 05/16/2018 (B)	300,000	300,448
3.00%, 10/23/2017 (B)	250,000	252,579
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN (F)	DKK 2,600,000	395,552
2.00%, 04/01/2017 - 10/01/2017	8,900,000	1,367,749
Protective Life Global Funding
1.39% (A), 06/08/2018 (B)	$ 800,000	801,638
2.70%, 11/25/2020 (B)	1,590,000	1,635,159
Tagua Leasing LLC
1.58%, 11/16/2024	141,815	140,585

		6,724,918

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
1.26% (A), 03/30/2017	500,000	500,553
1.77% (A), 06/30/2020	170,000	171,470
3.40%, 05/15/2025	150,000	154,111
3.80%, 03/15/2022	1,100,000	1,178,198
4.75%, 05/15/2046	1,400,000	1,465,037
4.80%, 06/15/2044	900,000	944,749
Telefonica Emisiones SAU
6.22%, 07/03/2017	1,900,000	1,966,629
Verizon Communications, Inc.
1.23% (A), 06/09/2017	400,000	400,581
4.15%, 03/15/2024	1,600,000	1,766,091
4.52%, 09/15/2048	1,600,000	1,691,730
5.15%, 09/15/2023	1,000,000	1,164,927

		11,404,076

Electric Utilities - 2.1%
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,523,599
Duke Energy Corp.
1.23% (A), 04/03/2017	200,000	200,209
3.75%, 04/15/2024 - 09/01/2046	900,000	894,819
3.95%, 10/15/2023 (D)	500,000	546,943
4.80%, 12/15/2045	1,600,000	1,816,443
Duke Energy Progress LLC
1.04% (A), 03/06/2017	200,000	200,126

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA
3.63%, 10/13/2025 (B) (D)	$ 1,500,000	$ 1,577,241
Entergy Corp.
4.00%, 07/15/2022	1,600,000	1,735,640
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	157,086
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,300,000	1,329,042
Exelon Corp.
3.40%, 04/15/2026	1,600,000	1,665,317
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	101,164
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	50,000	50,091
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (E)	200,000	208,960
Pacific Gas & Electric Co.
3.50%, 06/15/2025	40,000	43,356
PSEG Power LLC
3.00%, 06/15/2021	600,000	617,361
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,285,301

		13,952,698

Electrical Equipment - 0.0% (C)
Eaton Corp.
2.75%, 11/02/2022	125,000	129,217
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	155,458

		284,675

Electronic Equipment, Instruments & Components - 0.0% (C)
Flex, Ltd.
4.75%, 06/15/2025	50,000	53,234

Energy Equipment & Services - 0.3%
Halliburton Co.
3.80%, 11/15/2025	80,000	82,709
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,912,796

		1,995,505

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	313,872
4.30%, 01/15/2026	800,000	862,720
4.50%, 07/30/2029	700,000	751,721
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,419,064
3.50%, 01/31/2023	100,000	104,307
4.00%, 06/01/2025 (D)	1,250,000	1,337,062
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	428,327
5.25%, 01/15/2023	1,600,000	1,811,744
Digital Realty Trust, LP
3.95%, 07/01/2022	1,830,000	1,939,617
Federal Realty Investment Trust
3.63%, 08/01/2046	250,000	244,673
iStar, Inc.
4.00%, 11/01/2017	100,000	100,250
Prologis, LP
3.75%, 11/01/2025	40,000	43,034
Unibail-Rodamco SE
1.45% (A), 04/16/2019, MTN (H)	600,000	596,585

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Ventas Realty, LP
3.25%, 10/15/2026	$ 100,000	$ 100,935
WP Carey, Inc.
4.60%, 04/01/2024	800,000	835,980

		10,889,891

Food & Staples Retailing - 0.1%
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	93,951	98,928
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	800,000	804,381

		903,309

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	53,134
4.38%, 06/01/2046	800,000	846,421

		899,555

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	120,000	129,723
ONE Gas, Inc.
2.07%, 02/01/2019	900,000	913,508

		1,043,231

Health Care Equipment & Supplies - 0.9%
Becton Dickinson and Co.
3.73%, 12/15/2024	110,000	119,296
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,503,794
Medtronic, Inc.
3.50%, 03/15/2025	2,320,000	2,498,329
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,675,799
3.15%, 04/01/2022	80,000	82,758
3.55%, 04/01/2025	80,000	82,452

		5,962,428

Health Care Providers & Services - 0.3%
Aetna, Inc.
3.50%, 11/15/2024	50,000	52,831
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	43,068
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	707,916
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,090,000	1,148,629

		1,952,444

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.
3.70%, 01/30/2026, MTN	1,580,000	1,699,838

Independent Power & Renewable Electricity Producers - 0.0% (C)
Exelon Generation Co. LLC
6.25%, 10/01/2039	200,000	222,556

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	270,925
4.50%, 03/11/2044	100,000	115,123

		386,048

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.9%
American International Group, Inc.
3.75%, 07/10/2025	$ 520,000	$ 545,400
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	90,000	96,368
First American Financial Corp.
4.30%, 02/01/2023	100,000	102,527
4.60%, 11/15/2024	50,000	51,953
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	305,211
2.60%, 12/09/2020 (B)	1,580,000	1,623,126
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	54,045
MetLife, Inc.
4.05%, 03/01/2045	40,000	39,677
5.25% (A), 06/15/2020 (G)	100,000	100,500
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	252,630
2.50%, 12/03/2020 (B)	1,820,000	1,869,517
New York Life Global Funding
1.06% (A), 04/06/2018 (B)	1,200,000	1,204,288
1.13%, 03/01/2017 (B)	200,000	200,086
Pricoa Global Funding I
1.15%, 11/25/2016 (B)	500,000	500,208
2.20%, 05/16/2019 (B)	200,000	203,711
2.55%, 11/24/2020 (B) (D)	1,590,000	1,634,297
Principal Life Global Funding II
1.34% (A), 12/01/2017 (B)	1,300,000	1,305,530
2.20%, 04/08/2020 (B) (D)	1,300,000	1,315,682
3.00%, 04/18/2026 (B)	500,000	508,165
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	200,000	201,073
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	211,822
2.50%, 04/24/2019 (B)	100,000	101,676
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	105,664
XLIT, Ltd.
4.45%, 03/31/2025	40,000	40,603

		12,573,759

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	206,033
3.30%, 12/05/2021	110,000	117,951

		323,984

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	100,000	106,827
4.50%, 10/15/2022	1,660,000	1,829,878

		1,936,705

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	80,000	80,894
3.30%, 02/15/2022	110,000	115,273
4.15%, 02/01/2024	1,600,000	1,738,504

		1,934,671

Marine - 0.1%
AP Moeller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	457,381

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.0%
21st Century Fox America, Inc.
3.70%, 09/15/2024	$ 800,000	$ 864,098
CBS Corp.
4.00%, 01/15/2026	50,000	53,031
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (B)	2,000,000	2,158,124
Comcast Corp.
4.40%, 08/15/2035	50,000	56,632
4.75%, 03/01/2044	2,400,000	2,823,792
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	100,695
SES SA
3.60%, 04/04/2023 (B) (D)	200,000	203,997
Sky PLC
3.13%, 11/26/2022 (B)	80,000	82,303
3.75%, 09/16/2024 (B)	200,000	211,458

		6,554,130

Multi-Utilities - 0.4%
DTE Electric Co.
3.70%, 06/01/2046	1,700,000	1,799,441
E.ON International Finance BV
6.65%, 04/30/2038 (B) (E)	666,000	837,911
Sempra Energy
2.88%, 10/01/2022	150,000	155,069

		2,792,421

Oil, Gas & Consumable Fuels - 1.5%
BP Capital Markets PLC
1.24% (A), 02/13/2018	450,000	450,581
3.51%, 03/17/2025	120,000	127,197
3.54%, 11/04/2024	219,000	232,652
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (H)	400,000	458,700
Enbridge, Inc.
3.50%, 06/10/2024 (D)	100,000	99,338
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	396,733
4.75%, 01/15/2026 (D)	100,000	103,315
EOG Resources, Inc.
3.90%, 04/01/2035	40,000	39,884
Kinder Morgan, Inc.
5.05%, 02/15/2046	800,000	761,795
Occidental Petroleum Corp.
3.50%, 06/15/2025	1,830,000	1,948,395
Petroleos Mexicanos
6.00%, 03/05/2020 (D)	200,000	216,000
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	751,983
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	94,775
3.60%, 11/01/2024	100,000	96,895
Rosneft Finance SA
7.88%, 03/13/2018, MTN (H)	200,000	213,400
Shell International Finance BV
4.00%, 05/10/2046	1,500,000	1,534,506
Statoil ASA
2.45%, 01/17/2023	125,000	127,427
3.25%, 11/10/2024 (D)	1,800,000	1,915,517
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	117,588
4.65%, 07/01/2026	400,000	413,959

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	$ 40,000	$ 40,333

		10,140,973

Paper & Forest Products - 0.1%
International Paper Co.
3.00%, 02/15/2027	900,000	898,955

Pharmaceuticals - 0.6%
Actavis Funding SCS
3.80%, 03/15/2025	80,000	84,668
3.85%, 06/15/2024	100,000	106,291
Baxalta, Inc.
3.60%, 06/23/2022	50,000	52,529
4.00%, 06/23/2025	50,000	53,363
Eli Lilly & Co.
2.75%, 06/01/2025	1,190,000	1,254,235
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (B)	1,000,000	885,000
Johnson & Johnson
0.90% (A), 11/28/2016	200,000	200,101
Merck & Co., Inc.
2.35%, 02/10/2022 (D)	81,000	83,342
Perrigo Finance Unlimited Co.
3.50%, 03/15/2021	200,000	206,852
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	400,000	401,937
3.20%, 09/23/2026	500,000	502,690

		3,831,008

Road & Rail - 0.2%
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	406,106
GATX Corp.
3.25%, 09/15/2026	400,000	397,654
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	100,937
Norfolk Southern Corp.
4.45%, 06/15/2045	50,000	55,880

		960,577

Software - 0.9%
Adobe Systems, Inc.
3.25%, 02/01/2025	41,000	43,180
Autodesk, Inc.
4.38%, 06/15/2025 (D)	100,000	105,941
Fidelity National Information Services, Inc.
4.50%, 08/15/2046	1,300,000	1,300,299
Microsoft Corp.
2.13%, 11/15/2022	300,000	303,655
2.70%, 02/12/2025 (D)	800,000	828,214
Oracle Corp.
2.40%, 09/15/2023	600,000	604,812
2.65%, 07/15/2026	800,000	800,145
2.80%, 07/08/2021	400,000	417,834
2.95%, 05/15/2025	1,250,000	1,291,165
4.30%, 07/08/2034	400,000	433,808

		6,129,053

Specialty Retail - 0.5%
AutoNation, Inc.
4.50%, 10/01/2025	50,000	52,992
Home Depot, Inc.
4.25%, 04/01/2046	50,000	57,740

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.70%, 04/15/2046	$ 2,800,000	$ 2,892,901
QVC, Inc.
4.45%, 02/15/2025	100,000	98,983
4.85%, 04/01/2024	100,000	101,549

		3,204,165

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
1.09% (A), 05/06/2019	400,000	401,459
3.45%, 05/06/2024	400,000	432,890
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (B)	1,100,000	1,293,095

		2,127,444

Tobacco - 0.4%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (D)	50,000	53,684
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	212,224
4.25%, 07/21/2025 (B)	1,790,000	1,958,261
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	54,318
4.85%, 09/15/2023	100,000	114,465

		2,392,952

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	51,232

Water Utilities - 0.0% (C)
American Water Capital Corp.
3.40%, 03/01/2025	50,000	53,922

Wireless Telecommunication Services - 0.0% (C)
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	111,104
6.38%, 03/01/2025	104,000	113,100

		224,204

Total Corporate Debt Securities (Cost $247,220,440)		254,243,251

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Brazil - 1.6%
Brazil Government International Bond
5.63%, 02/21/2047	600,000	592,500
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2017	BRL 32,000,000	9,749,587

		10,342,087

Canada - 0.5%
Province of Ontario
1.65%, 09/27/2019 (D)	$ 1,200,000	1,210,608
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,744,251

		2,954,859

Japan - 0.7%
Japan Bank for International Cooperation
1.88%, 07/21/2026	800,000	794,392

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (B)	$ 1,500,000	$ 1,514,781
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,620,751

		4,929,924

Republic of Korea - 0.1%
Export-Import Bank of Korea
1.53% (A), 05/26/2019	800,000	802,640

Total Foreign Government Obligations (Cost $18,866,530)		19,029,510

MORTGAGE-BACKED SECURITIES - 2.0%
ALBA PLC
Series 2015-1, Class A,
1.52% (A), 04/24/2049 (H)	GBP 576,249	743,031
Auburn Securities 4 PLC
Series 4, Class A2,
0.67% (A), 10/01/2041 (H)	547,288	695,766
Banco La Hipotecaria SA
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (E) (I)	$ 1,400,000	1,449,000
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
0.97% (A), 07/25/2035	41,446	40,175
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
0.83% (A), 05/25/2035	79,173	63,029
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.30% (A), 11/12/2043 (B)	2,146,630	2,183,904
Dukinfield PLC
Series 1, Class A,
1.39% (A), 08/15/2045 (H)	GBP 338,403	434,263
Eurosail PLC
Series 2006-4X, Class A3C,
0.54% (A), 12/10/2044 (H)	463,896	580,453
Series 2007-3X, Class A2A,
0.68% (A), 06/13/2045 (H)	161,236	208,276
Series 2007-3X, Class A2C,
0.68% (A), 06/13/2045 (H)	218,168	281,817
Gemgarto PLC
Series 2015-1, Class A,
1.33% (A), 02/16/2047 (H)	169,458	218,888
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3,
5.34%, 05/15/2047	$ 157,233	157,258
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1.21% (A), 04/25/2028	828,625	796,924
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.19% (A), 12/15/2048	1,945,631	99,691
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3,
5.57%, 12/15/2044	1,133,867	1,161,980
MortgageIT Trust
Series 2005-2, Class 1A1,
0.79% (A), 05/25/2035	225,948	220,595
Southern Pacific Financing PLC
Series 2005-B, Class A,
0.56% (A), 06/10/2043 (H)	GBP 972,832	1,232,448

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
0.77% (A), 03/25/2035	$ 602,836	$ 538,005
Uropa Securities PLC
Series 2008-1, Class A,
0.58% (A), 06/10/2059 (H)	GBP 967,308	1,182,671
Series 2008-1, Class B,
1.13% (A), 06/10/2059 (H)	186,000	209,935
Series 2008-1, Class M1,
0.73% (A), 06/10/2059 (H)	223,000	262,093
Series 2008-1, Class M2,
0.93% (A), 06/10/2059 (H)	175,000	203,790

Total Mortgage-Backed Securities (Cost $13,415,488)		12,963,992

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1,
6.92%, 04/01/2040	$ 200,000	295,778
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	308,420
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	459,522

		1,063,720

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited
3.30%, 07/01/2046	450,000	462,011

New York - 0.0% (C)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	231,082

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds
Series 1,
1.28% (A), 12/26/2031	73,059	72,040

Total Municipal Government Obligations (Cost $1,680,162)		1,828,853

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	14,450,000	14,552,017
2.38%, 01/13/2022	10,800,000	11,372,810
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.20% (A), 02/25/2023	1,999,555	2,003,305
Federal Home Loan Mortgage Corp. REMIC
0.84% (A), 01/15/2038	2,679,570	2,666,432
0.92% (A), 02/15/2041 - 09/15/2045	2,001,752	2,000,235
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.96% (A), 01/15/2038	2,679,570	165,657
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,802,950
1.88%, 09/18/2018	6,800,000	6,938,747

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 06/01/2045		$ 500,000	$ 527,458
3.50%, TBA (F)		33,000,000	34,785,702
3.70%, 09/01/2034		968,995	1,084,112
4.50%, 04/01/2028 - 10/01/2041		920,869	1,009,328
Federal National Mortgage Association REMIC
1.10% (A), 06/25/2041		1,669,972	1,676,095
1.28% (A), 05/25/2040		1,412,563	1,423,420
1.38% (A), 11/25/2039		4,503,441	4,579,355
Financing Corp., Principal Only STRIPS
05/11/2018		600,000	591,715
Government National Mortgage Association
1.29% (A), 05/20/2066		2,890,639	2,893,548
1.33% (A), 06/20/2066		1,601,773	1,603,484

Total U.S. Government Agency Obligations (Cost $90,149,362)			91,676,370

U.S. GOVERNMENT OBLIGATIONS - 9.1%
U.S. Treasury Bond
2.75%, 08/15/2042 (J) (K)		28,800,000	31,383,014
2.88%, 08/15/2045 (K)		4,400,000	4,900,843
3.00%, 11/15/2045		70,000	79,871
3.13%, 08/15/2044 (F) (K)		5,600,000	6,535,592
3.38%, 05/15/2044		500,000	610,059
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/2046		5,687,808	6,287,479
U.S. Treasury Note
1.38%, 05/31/2021 (K)		740,000	748,007
1.50%, 08/15/2026 (K)		3,200,000	3,168,874
1.63%, 02/15/2026 - 05/15/2026 (F) (K)		3,755,000	3,761,035
1.75%, 01/31/2023 (J)		400,000	409,453
2.00%, 02/15/2025 (K)		2,500,000	2,588,867

Total U.S. Government Obligations (Cost $60,770,916)			60,473,094

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 12.8%
Japan - 12.8%
Japan Treasury Discount Bill
0.00% (L) (M), 10/11/2016 - 10/31/2016	JPY	8,570,000,000	84,515,010

Total Short-Term Foreign Government Obligations (Cost $78,866,001)			84,515,010

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Bill
0.46% (M), 03/09/2017 (N) (O)		$ 541,000	540,068
0.47% (M), 03/02/2017 (N) (O)		3,800,000	3,794,224
0.48% (M), 03/09/2017 (N) (O)		2,385,000	2,380,890
0.49% (M), 03/02/2017 - 03/09/2017 (N) (O)		203,000	202,686
0.50% (M), 03/09/2017 (N) (O)		8,616,000	8,601,155
0.52% (M), 03/09/2017 (N) (O)		287,000	286,506

Total Short-Term U.S. Government Obligations (Cost $15,798,595)			15,805,529

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.6%
Put - S&P 500®
Exercise Price $1,750
Expiration Date 06/16/2017	1,477	$ 4,283,300

Total Exchange-Traded Options Purchased (Cost $10,418,087)		4,283,300

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (M)	12,309,800	12,309,800

Total Securities Lending Collateral (Cost $12,309,800)		12,309,800

	Principal	Value
REPURCHASE AGREEMENTS - 34.3%
Bank of America NA 0.55% (M), dated 10/03/2016, to be repurchased at $50,000,764 on 10/04/2016. Collatarized by a U.S. Government Obligation, 3.63%, due 08/15/2043, and with a value of $50,732,160.	$ 50,000,000	50,000,000
Bank of America NA 0.65% (M), dated 09/27/2016, to be repurchased at $80,020,222 on 10/11/2016. Collatarized by a U.S. Government Obligation, 3.75%, due 08/15/2041, and Cash with a total value of $81,561,924. (E)	80,000,000	80,000,000
Bank of America NA 1.05% (M), dated 09/30/2016, to be repurchased at $50,004,375 on 10/03/2016. Collatarized by a U.S. Government Obligation, 3.63%, due 08/15/2043, and with a value of $50,732,160.	50,000,000	50,000,000
Deutsche Bank AG 1.30% (M), dated 09/30/2016, to be repurchased at $3,300,358 on 10/03/2016. Collatarized by a U.S. Government Obligation, 3.13%, due 02/15/2043, and with a value of $3,338,863.	3,300,000	3,300,000
HSBC Bank PLC 1.30% (M), dated 09/30/2016, to be repurchased at $32,603,532 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 03/31/2020, and with a value of $33,647,380.	32,600,000	32,600,000
State Street Bank & Trust Co. 0.03% (M), dated 09/30/2016, to be repurchased at $11,222,850 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.79%, due 04/12/2018, and with a value of $11,450,000.	11,222,822	11,222,822

Total Repurchase Agreements (Cost $227,122,822)		227,122,822

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

		Value
Total Investments (Cost $802,718,007) (P)		$ 810,598,040
Net Other Assets (Liabilities) - (22.5)%		(149,041,250)

Net Assets - 100.0%		$ 661,556,790

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (7.8)%

Bank of America NA 0.65% (M), dated 08/18/2016, to be repurchased at $(10,165,684) on 10/18/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042, and with a value of $(10,061,214).

	$ (10,154,500)	$ (10,154,500)
Bank of America NA 1.75% (M), dated 09/29/2016, to be repurchased at $(563,262) on 10/04/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 02/15/2046, and with a value of $(562,598).	(563,125)	(563,125)
Royal Bank of Scotland PLC 0.60% (M), dated 07/21/2016, to be repurchased at $(8,217,331) on 10/21/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 2.75%, due 03/09/2017 - 08/15/2042, and with a total value of $(8,145,625).	(8,204,750)	(8,204,750)
Royal Bank of Scotland PLC 0.64% (M), dated 08/15/2016, to be repurchased at $(17,831,552) on 10/17/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 3.13%, due 03/09/2017 - 08/15/2045, and with a total value of $(17,592,669).	(17,811,603)	(17,811,603)
Royal Bank of Scotland PLC 0.65% (M), dated 08/12/2016, to be repurchased at $(1,836,020) on 10/12/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 2.88%, due 03/09/2017 - 08/15/2045, and with a total value of $(1,800,354).	(1,834,000)	(1,834,000)
Royal Bank of Scotland PLC 0.65% (M), dated 08/17/2016, to be repurchased at $(5,589,650) on 10/17/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 2.88%, due 03/09/2017 - 08/15/2045, and with a total value of $(5,589,397).	(5,583,500)	(5,583,500)
Royal Bank of Scotland PLC 0.80% (M), dated 09/28/2016, to be repurchased at $(1,374,816) on 10/28/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 3.38%, due 03/09/2017 - 05/15/2044, and with a total value of $(1,377,068).	(1,373,900)	(1,373,900)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Scotland PLC 0.95% (M), dated 09/27/2016, to be repurchased at $(2,744,532) on 10/04/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 2.00%, due 03/09/2017 - 02/15/2026, and with a total value of $(2,760,145).

	$ (2,744,025)	$ (2,744,025)
Toronto-Dominion Bank 1.45% (M), dated 09/29/2016, to be repurchased at $(3,180,897) on 10/06/2016. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a total value of $(3,175,132).	(3,180,000)	(3,180,000)

Total Reverse Repurchase Agreements (Cost $51,449,403)		$ (51,449,403)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (Q)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 26	1.00%	06/20/2021	USD	30,100,000	$435,805	$305,830	$129,975

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	700,000	$45,642	$(4,758)	$50,400

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at September 30, 2016 (U)	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	1.62%	USD	200,000	$(4,318)	$(21,763)	$17,445

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	3,200,000	$(77,583)	$(145,866)	$68,283
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	1,700,000	(62,322)	(106,905)	44,583

Total						$(139,905)	$(252,771)	$112,866

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements – Payable (V)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/24/2017	12,207	$(157,096)	$—	$(157,096)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	06/07/2017	688	56,797	—	56,797
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/24/2017	678	38,374	—	38,374

Total					$(61,925)	$—	$(61,925)

FUTURES CONTRACTS: (W)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	323	12/19/2016	$11,783	$—
90-Day Eurodollar	Short	(323)	12/18/2017	—	(20,517)
5-Year U.S. Treasury Note	Short	(26)	12/30/2016	—	(432)
10-Year U.S. Treasury Note	Short	(109)	12/20/2016	—	(3,868)
Russell 2000® Mini Index	Long	267	12/16/2016	329,301	—
S&P 500® E-Mini	Long	2,761	12/16/2016	1,129,319	—

Total				$1,470,403	$(24,817)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/31/2016	USD	6,686,727	JPY	700,000,000	$—	$(225,116)
BOA	10/03/2016	DKK	25,259,000	USD	3,802,348	9,205	—
BOA	10/03/2016	USD	2,731,160	DKK	18,250,000	—	(22,743)
BOA	10/11/2016	USD	62,374,961	JPY	6,840,000,000	—	(5,107,748)
BOA	04/03/2017	USD	8,234,737	DKK	54,076,000	22,858	(21,185)
CITI	10/31/2016	USD	9,837,434	JPY	1,030,000,000	—	(332,848)
CITI	11/14/2016	GBP	327,000	USD	431,967	—	(7,760)
CITI	01/03/2017	USD	205,602	DKK	1,360,000	—	(550)
GSB	10/03/2016	USD	937,632	DKK	6,240,000	769	(4,746)
GSB	11/14/2016	USD	1,866,337	GBP	1,436,000	3,460	—
HSBC	10/03/2016	DKK	31,157,000	USD	4,689,847	11,707	—
HSBC	10/03/2016	USD	306,127	DKK	2,040,000	—	(1,707)
HSBC	01/03/2017	DKK	1,870,000	USD	281,235	2,224	—
HSBC	10/02/2017	USD	4,771,363	DKK	31,157,000	—	(16,135)
JPM	10/03/2016	DKK	7,811,000	USD	1,175,435	3,236	—
JPM	10/03/2016	USD	3,876,695	DKK	25,700,000	4,274	(5,678)
JPM	10/04/2016	BRL	32,500,000	USD	9,715,994	265,294	—
JPM	10/04/2016	USD	9,680,110	BRL	32,500,000	—	(301,178)
JPM	11/14/2016	EUR	428,000	USD	475,966	5,816	—
JPM	11/14/2016	USD	4,810,818	GBP	3,706,000	3,143	—
JPM	01/04/2017	USD	9,763,210	BRL	33,558,107	—	(268,242)
JPM	04/03/2017	USD	1,556,855	DKK	10,225,000	100	—
JPM	07/03/2017	USD	1,190,620	DKK	7,811,000	—	(4,063)
JPM	10/02/2017	USD	335,653	DKK	2,190,000	—	(857)

Total						$332,086	$(6,320,556)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$26,346,509	$—	$26,346,509
Corporate Debt Securities	—	254,243,251	—	254,243,251
Foreign Government Obligations	—	19,029,510	—	19,029,510
Mortgage-Backed Securities	—	12,963,992	—	12,963,992
Municipal Government Obligations	—	1,828,853	—	1,828,853
U.S. Government Agency Obligations	—	91,676,370	—	91,676,370
U.S. Government Obligations	—	60,473,094	—	60,473,094
Short-Term Foreign Government Obligations	—	84,515,010	—	84,515,010
Short-Term U.S. Government Obligations	—	15,805,529	—	15,805,529
Exchange-Traded Options Purchased	4,283,300	—	—	4,283,300
Securities Lending Collateral	12,309,800	—	—	12,309,800
Repurchase Agreements	—	227,122,822	—	227,122,822

Total Investments	$16,593,100	$794,004,940	$—	$810,598,040

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$435,805	$—	$435,805
Centrally Cleared Interest Rate Swap Agreements	—	45,642	—	45,642
Over-the-Counter Total Return Swap Agreements	—	95,171	—	95,171
Futures Contracts (Y)	1,470,403	—	—	1,470,403
Forward Foreign Currency Contracts (Y)	—	332,086	—	332,086

Total Other Financial Instruments	$1,470,403	$908,704	$—	$2,379,107

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(51,449,403)	$—	$(51,449,403)
Over-the-Counter Credit Default Swap Agreements	—	(144,223)	—	(144,223)
Over-the-Counter Total Return Swap Agreements	—	(157,096)	—	(157,096)
Futures Contracts (Y)	(24,817)	—	—	(24,817)
Forward Foreign Currency Contracts (Y)	—	(6,320,556)	—	(6,320,556)

Total Other Financial Instruments	$(24,817)	$(58,071,278)	$—	$(58,096,095)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $84,629,177, representing 12.8% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $12,054,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $84,534,413, representing 12.8% of the Portfolio’s net assets.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $7,944,402, representing 1.2% of the Portfolio’s net assets.

(I)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $1,449,000, representing 0.2% of the Portfolio’s net assets.

(J)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $680,786.

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Securities are subject to sale-buyback transactions.
(L)	Percentage rounds to less than 0.01% or (0.01)%.
(M)	Rates disclosed reflect the yields at September 30, 2016.
(N)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $7,766,291.

(O)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter swap agreements and/or forward foreign currency contracts is $6,258,310.

(P)

Aggregate cost for federal income tax purposes is $802,718,007. Aggregate gross unrealized appreciation and depreciation for all securities is $16,091,447 and $8,211,414, respectively. Net unrealized appreciation for tax purposes is $7,880,033.

(Q)	Cash in the amount of $63,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(R)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(S)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(T)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(U)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(V)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(W)	Cash in the amount of $5,735,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(X)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2013-IRAR, Class A1BR,
2.46% (A), 07/23/2025 (B)	$ 900,000	$ 900,010
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1.73% (A), 01/25/2045	346,384	285,945
Carlyle Daytona CLO, Ltd.
Series 2007-1A, Class A1L,
0.98% (A), 04/27/2021 (B)	192,034	191,539
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.93% (A), 04/20/2022 (B)	401,173	401,111
Series 2012-4A, Class A,
2.09% (A), 01/20/2025 (B)	500,000	499,331
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A1,
0.68%, 04/17/2017 (B)	151,432	151,432
Colony Starwood Homes Trust
Series 2016-1A, Class A,
2.03% (A), 07/17/2033 (B)	598,958	606,276
FFMLT Trust
Series 2005-FF2, Class M4,
1.41% (A), 03/25/2035	300,000	281,690
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,210,320
LCM XII, LP
Series 12A, Class AR,
1.89% (A), 10/19/2022 (B)	700,000	699,987
Mariner CLO LLC
Series 2016-3A, Class A,
2.22% (A), 07/23/2026 (B)	500,000	500,267
Mountain View Funding CLO, Ltd.
Series 2007-3A, Class A1,
0.89% (A), 04/16/2021 (B)	128,712	128,683
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.23% (A), 12/26/2031 (B)	49,431	48,373
Octagon Investment Partners XII, Ltd.
Series 2012-1AR, Class AR,
1.57% (A), 05/05/2023 (B)	210,652	210,144
Palmer Square Loan Funding, Ltd.
Series 2016-2A, Class A1,
1.98% (A), 06/21/2024 (B)	250,000	249,835
Progress Residential Trust
Series 2016-SFR1, Class A,
2.03% (A), 09/17/2033 (B)	600,000	606,520
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	300,000	300,462
Series 2016-2, Class A2B,
1.17% (A), 07/15/2019	300,000	300,638
SLC Private Student Loan Trust
Series 2006-A, Class A5,
0.85% (A), 07/15/2036	32,345	32,273
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
1.03% (A), 03/15/2024	18,539	18,440
SLM Private Education Loan Trust
Series 2012-E, Class A1,
1.27% (A), 10/16/2023 (B)	2,873	2,875

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust
Series 2004-10, Class A5A,
1.11% (A), 04/25/2023 (B)	$ 7,948	$ 7,946
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1.97% (A), 02/17/2032 (B)	1,000,000	1,011,863
Symphony CLO, Ltd.
Series 2012-10AR, Class AR,
1.59% (A), 07/23/2023 (B)	500,000	499,993
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	400,000	400,138
Series 2016-B, Class A2B,
0.77% (A), 10/15/2018	300,000	300,241
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1,
4.25% (A), 03/26/2046 (B)	791,513	801,005

Total Asset-Backed Securities (Cost $10,550,509)		10,647,337

CORPORATE DEBT SECURITIES - 42.3%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035	16,000	16,400

Air Freight & Logistics - 0.0% (C)
FedEx Corp.
4.55%, 04/01/2046	20,000	22,216
United Parcel Service, Inc.
2.45%, 10/01/2022 (D)	100,000	103,857

		126,073

Airlines - 1.4%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B) (E)	640,000	678,400
American Airlines Pass-Through Trust
3.00%, 04/15/2030 (F)	400,000	402,040
3.25%, 04/15/2030 (F)	100,000	100,750
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	43,604	46,657
5.50%, 04/29/2022	38,532	40,459
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,700,000	1,695,359
Southwest Airlines Co.
2.75%, 11/06/2019	20,000	20,632
United Airlines Pass-Through Trust
2.88%, 04/07/2030	500,000	501,755
3.10%, 04/07/2030	500,000	502,200

		3,988,252

Automobiles - 0.7%
Daimler Finance North America LLC
1.26% (A), 03/02/2018 (B)	170,000	169,931
1.50%, 07/05/2019 (B)	200,000	198,888
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	153,592
3.70%, 11/24/2020	830,000	863,725
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	700,000	701,882

		2,088,018

Banks - 13.2%
ABN AMRO Bank NV
4.80%, 04/18/2026 (B)	1,400,000	1,484,878

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B) (D)	$ 1,300,000	$ 1,379,807
Bank of America Corp.
1.44% (A), 08/25/2017, MTN	50,000	50,056
2.63%, 10/19/2020, MTN	560,000	571,476
5.70%, 01/24/2022	2,200,000	2,559,086
6.88%, 04/25/2018, MTN	200,000	215,772
Bank of America NA
1.21% (A), 05/08/2017	250,000	250,280
1.29% (A), 06/05/2017	300,000	300,515
1.75%, 06/05/2018	300,000	301,735
Bank of Montreal
1.75%, 06/15/2022 (B)	900,000	897,576
2.55%, 11/06/2022, MTN	200,000	204,971
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.39% (A), 03/05/2018 (B)	200,000	199,864
2.30%, 03/05/2020 (B)	200,000	202,152
Barclays PLC
3.65%, 03/16/2025	500,000	493,307
Citigroup, Inc.
1.69% (A), 12/07/2018	370,000	371,832
2.05%, 12/07/2018	830,000	836,285
2.40%, 02/18/2020	2,500,000	2,531,257
4.40%, 06/10/2025	300,000	317,637
Commonwealth Bank of Australia
1.11% (A), 09/08/2017 (B)	100,000	99,938
Cooperatieve Rabobank UA
3.75%, 07/21/2026	600,000	600,983
3.88%, 02/08/2022	1,300,000	1,422,690
Credit Agricole SA
7.88% (A), 01/23/2024 (B) (G)	250,000	249,895
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,398,001
First Republic Bank
4.38%, 08/01/2046	300,000	298,025
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	265,325
HSBC USA, Inc.
1.43% (A), 11/13/2019	100,000	98,702
2.38%, 11/13/2019	180,000	182,212
2.75%, 08/07/2020	1,650,000	1,689,202
ING Bank NV
1.40% (A), 03/16/2018 (B)	200,000	200,232
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,900,000	1,955,201
3.25%, 09/23/2022	200,000	209,776
3.90%, 07/15/2025	100,000	107,832
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	354,592
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	254,470
Mitsubishi UFJ Financial Group, Inc.
2.72% (A), 03/01/2021	1,300,000	1,347,182
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	204,807
National Australia Bank, Ltd.
1.38%, 07/12/2019	500,000	496,611
Natixis SA
1.55% (A), 09/25/2017	1,200,000	1,200,000
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 400,000	60,698
1.00%, 07/01/2017, MTN	1,200,000	182,737
1.00%, 10/01/2017, MTN (F)	4,000,000	612,562
2.00%, 04/01/2017 - 10/01/2017	5,200,000	797,738
Realkredit Danmark A/S
1.00%, 04/01/2017, MTN	4,500,000	683,260
2.00%, 04/01/2017 - 01/01/2018	11,500,000	1,755,661

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (G)	$ 600,000	$ 587,250
Santander Holdings USA, Inc.
2.28% (A), 11/24/2017	400,000	403,540
2.70%, 05/24/2019	400,000	404,994
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	866,523
3.13%, 01/08/2021	100,000	101,613
Santander UK PLC
2.38%, 03/16/2020 (D)	1,700,000	1,715,645
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (H)	400,000	422,286
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	860,000	881,068
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	197,421
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	454,818
Toronto-Dominion Bank
1.00% (A), 05/02/2017	100,000	100,003
Wells Fargo & Co.
1.26% (A), 09/14/2018	300,000	299,470
2.55%, 12/07/2020, MTN	80,000	81,570
2.60%, 07/22/2020, MTN	1,650,000	1,683,479
3.00%, 02/19/2025, MTN	200,000	203,100
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	713,654

		39,013,252

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,390,000	1,467,158

Biotechnology - 0.6%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	358,888
3.20%, 11/06/2022	1,000,000	1,041,090
Amgen, Inc.
4.10%, 06/15/2021	400,000	436,506

		1,836,484

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	440,148
Masco Corp.
4.45%, 04/01/2025	20,000	21,250
Owens Corning
4.20%, 12/01/2024	20,000	21,218

		482,616

Capital Markets - 3.0%
Credit Suisse AG
1.41% (A), 04/27/2018	300,000	299,935
1.65% (A), 09/12/2017	1,100,000	1,100,000
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,900,000	1,887,728
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	63,004
3.85%, 07/08/2024, MTN	2,300,000	2,442,004
6.15%, 04/01/2018	240,000	255,627
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	41,529
Lazard Group LLC
3.75%, 02/13/2025	30,000	30,200

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
4.00%, 07/23/2025, MTN	$ 60,000	$ 64,522
5.50%, 07/24/2020, MTN	1,900,000	2,129,203
6.63%, 04/01/2018, MTN	200,000	214,296
S&P Global, Inc.
4.40%, 02/15/2026	40,000	44,697
UBS AG
1.20% (A), 08/14/2017, MTN	250,000	249,937

		8,822,682

Chemicals - 0.1%
Air Liquide Finance SA
2.25%, 09/27/2023 (B) (E)	200,000	200,383
2.50%, 09/27/2026 (B) (D) (E)	200,000	201,074

		401,457

Commercial Services & Supplies - 0.6%
ADT Corp.
4.13%, 06/15/2023	40,000	39,400
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (E)	15,000	15,982
MUFG Americas Holdings Corp.
1.36% (A), 02/09/2018	24,000	23,918
2.25%, 02/10/2020	15,000	15,173
Republic Services, Inc.
2.90%, 07/01/2026	400,000	405,542
3.55%, 06/01/2022	500,000	537,269
Waste Management, Inc.
3.13%, 03/01/2025	655,000	687,183

		1,724,467

Consumer Finance - 0.8%
American Express Credit Corp.
1.31% (A), 08/15/2019, MTN	100,000	100,001
1.56% (A), 11/05/2018, MTN	50,000	50,323
Ford Motor Credit Co. LLC
1.36% (A), 09/08/2017	200,000	200,066
Synchrony Financial
2.60%, 01/15/2019	830,000	839,776
2.70%, 02/03/2020	15,000	15,188
4.50%, 07/23/2025	860,000	908,807
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	200,000	200,251

		2,314,412

Containers & Packaging - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	20,000	21,251

Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	2,053,702

Diversified Financial Services - 0.9%
BRFkredit A/S
2.00%, 10/01/2017	DKK 600,000	92,590
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 496,000	509,436
4.42%, 11/15/2035	200,000	224,473
Helios Leasing I LLC
1.56%, 09/28/2024	137,673	136,354
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN (F)	DKK 800,000	121,708
2.00%, 04/01/2017 - 10/01/2017	2,700,000	414,931

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Protective Life Global Funding
1.39% (A), 06/08/2018 (B)	$ 200,000	$ 200,410
2.70%, 11/25/2020 (B)	830,000	853,574
Tagua Leasing LLC
1.58%, 11/16/2024	141,815	140,585

		2,694,061

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
1.26% (A), 03/30/2017	100,000	100,111
1.77% (A), 06/30/2020	40,000	40,346
3.40%, 05/15/2025	580,000	595,897
3.80%, 03/15/2022	500,000	535,544
4.75%, 05/15/2046	300,000	313,936
4.80%, 06/15/2044	500,000	524,860
Telefonica Emisiones SAU
6.22%, 07/03/2017	1,000,000	1,035,068
Verizon Communications, Inc.
1.23% (A), 06/09/2017	100,000	100,145
4.15%, 03/15/2024	700,000	772,665
4.52%, 09/15/2048	848,000	896,617
5.15%, 09/15/2023	700,000	815,449

		5,730,638

Electric Utilities - 2.4%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	692,545
Duke Energy Corp.
1.23% (A), 04/03/2017	100,000	100,104
3.75%, 04/15/2024 - 09/01/2046	400,000	398,920
3.95%, 10/15/2023	300,000	328,166
4.80%, 12/15/2045	830,000	942,280
Duke Energy Progress LLC
1.04% (A), 03/06/2017	100,000	100,063
Electricite de France SA
3.63%, 10/13/2025 (B) (D)	800,000	841,195
Entergy Corp.
4.00%, 07/15/2022	40,000	43,391
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	104,724
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,100,000	1,124,574
Exelon Corp.
3.40%, 04/15/2026	800,000	832,659
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	101,164
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (E)	200,000	208,960
Pacific Gas & Electric Co.
3.50%, 06/15/2025	20,000	21,678
PSEG Power LLC
3.00%, 06/15/2021 (D)	400,000	411,574
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	771,181

		7,023,178

Electrical Equipment - 0.1%
Eaton Corp.
2.75%, 11/02/2022	250,000	258,435
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	155,458

		413,893

Electronic Equipment, Instruments & Components - 0.0% (C)
Flex, Ltd.
4.75%, 06/15/2025	20,000	21,294

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.3%
Halliburton Co.
3.80%, 11/15/2025	$ 40,000	$ 41,354
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	937,275

		978,629

Equity Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	104,624
4.30%, 01/15/2026	1,090,000	1,175,456
4.50%, 07/30/2029	200,000	214,777
American Tower Corp.
3.38%, 10/15/2026	600,000	608,170
4.00%, 06/01/2025	300,000	320,895
4.40%, 02/15/2026	670,000	733,836
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	625,007
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	219,655
5.25%, 01/15/2023	900,000	1,019,106
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	911,514
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	146,804
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	637,041
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	616,158
Prologis, LP
3.75%, 11/01/2025	20,000	21,517
Unibail-Rodamco SE
1.45% (A), 04/16/2019, MTN (H)	200,000	198,862
Ventas Realty, LP
3.25%, 10/15/2026	100,000	100,935
WP Carey, Inc.
4.60%, 04/01/2024	400,000	417,990

		8,072,347

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	300,000	301,643
Whole Foods Market, Inc.
5.20%, 12/03/2025 (B)	410,000	445,299

		746,942

Food Products - 0.2%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	20,000	21,254
4.38%, 06/01/2046	400,000	423,210

		444,464

Gas Utilities - 0.1%
National Fuel Gas Co.
5.20%, 07/15/2025	50,000	54,051
ONE Gas, Inc.
2.07%, 02/01/2019	300,000	304,503

		358,554

Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co.
3.73%, 12/15/2024	40,000	43,380
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	683,543

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.
3.50%, 03/15/2025	$ 1,270,000	$ 1,367,620
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,655,363
3.15%, 04/01/2022	30,000	31,034
3.55%, 04/01/2025	30,000	30,919

		3,811,859

Health Care Providers & Services - 0.3%
Aetna, Inc.
3.50%, 11/15/2024	20,000	21,132
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	15,757
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	404,524
UnitedHealth Group, Inc.
2.88%, 12/15/2021	370,000	389,901

		831,314

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.
3.70%, 01/30/2026, MTN	820,000	882,195

Independent Power & Renewable Electricity Producers - 0.0% (C)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	111,278

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	145,882
4.50%, 03/11/2044	100,000	115,123

		261,005

Insurance - 2.0%
American International Group, Inc.
3.75%, 07/10/2025	450,000	471,981
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	42,830
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,781
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	842,382
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	21,618
MetLife, Inc.
4.05%, 03/01/2045	20,000	19,838
5.25% (A), 06/15/2020 (G)	40,000	40,200
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	151,578
2.30%, 04/10/2019 (B)	100,000	101,937
2.50%, 12/03/2020 (B)	950,000	975,847
New York Life Global Funding
1.06% (A), 04/06/2018 (B)	400,000	401,429
1.13%, 03/01/2017 (B)	100,000	100,043
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	853,124
Principal Life Global Funding II
1.34% (A), 12/01/2017 (B)	370,000	371,574
2.20%, 04/08/2020 (B)	600,000	607,238
3.00%, 04/18/2026 (B)	300,000	304,899
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	300,000	301,610
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	110,000	110,955

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Travelers Cos., Inc.
3.75%, 05/15/2046	$ 100,000	$ 105,664
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,301

		5,865,829

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	206,033
3.30%, 12/05/2021	40,000	42,891

		248,924

IT Services - 0.3%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	860,000	948,009

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	40,000	40,447
3.30%, 02/15/2022	40,000	41,917

		82,364

Marine - 0.1%
AP Moeller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	304,921

Media - 1.0%
21st Century Fox America, Inc.
3.70%, 09/15/2024	300,000	324,037
CBS Corp.
4.00%, 01/15/2026	20,000	21,212
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (B)	1,800,000	1,942,312
Comcast Corp.
4.40%, 08/15/2035	20,000	22,653
4.75%, 03/01/2044	600,000	705,948
Sky PLC
3.13%, 11/26/2022 (B)	80,000	82,303

		3,098,465

Multi-Utilities - 0.5%
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	1,058,495
E.ON International Finance BV
6.65%, 04/30/2038 (B) (E)	300,000	377,437
Sempra Energy
2.88%, 10/01/2022	150,000	155,069

		1,591,001

Oil, Gas & Consumable Fuels - 1.9%
BP Capital Markets PLC
1.24% (A), 02/13/2018	93,000	93,120
3.51%, 03/17/2025	50,000	52,999
3.54%, 11/04/2024	73,000	77,551
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (H)	400,000	458,700
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	198,366
4.75%, 01/15/2026 (D)	40,000	41,326
Enterprise Products Operating LLC
3.70%, 02/15/2026	870,000	895,587
EOG Resources, Inc.
3.90%, 04/01/2035	20,000	19,942

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
5.05%, 02/15/2046	$ 300,000	$ 285,673
Occidental Petroleum Corp.
3.50%, 06/15/2025	860,000	915,639
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	216,000
Rosneft Finance SA
7.88%, 03/13/2018, MTN (H)	200,000	213,400
Shell International Finance BV
4.00%, 05/10/2046	800,000	818,403
Statoil ASA
2.45%, 01/17/2023	250,000	254,854
3.25%, 11/10/2024 (D)	800,000	851,341
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	86,913
4.65%, 07/01/2026	200,000	206,979
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	20,167

		5,706,960

Paper & Forest Products - 0.2%
International Paper Co.
3.00%, 02/15/2027	500,000	499,419

Pharmaceuticals - 0.9%
Actavis Funding SCS
3.80%, 03/15/2025	30,000	31,750
3.85%, 06/15/2024	1,160,000	1,232,970
Baxalta, Inc.
3.60%, 06/23/2022	20,000	21,012
4.00%, 06/23/2025	20,000	21,345
Eli Lilly & Co.
2.75%, 06/01/2025	460,000	484,830
Johnson & Johnson
0.90% (A), 11/28/2016	100,000	100,051
Merck & Co., Inc.
2.35%, 02/10/2022	30,000	30,867
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	300,000	301,453
3.20%, 09/23/2026	300,000	301,614

		2,525,892

Road & Rail - 0.1%
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	101,527
GATX Corp.
3.25%, 09/15/2026	250,000	248,534
Norfolk Southern Corp.
4.45%, 06/15/2045	20,000	22,352

		372,413

Software - 0.9%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	15,797
Autodesk, Inc.
4.38%, 06/15/2025	40,000	42,376
Fidelity National Information Services, Inc.
4.50%, 08/15/2046	800,000	800,184
Microsoft Corp.
2.13%, 11/15/2022	200,000	202,437
2.70%, 02/12/2025 (D)	300,000	310,580
Oracle Corp.
2.40%, 09/15/2023	300,000	302,406
2.65%, 07/15/2026	400,000	400,073
2.80%, 07/08/2021	100,000	104,459

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp. (continued)
2.95%, 05/15/2025	$ 290,000	$ 299,550
4.30%, 07/08/2034	100,000	108,452

		2,586,314

Specialty Retail - 0.6%
AutoNation, Inc.
4.50%, 10/01/2025	20,000	21,197
Home Depot, Inc.
4.25%, 04/01/2046	20,000	23,096
Lowe’s Cos., Inc.
3.70%, 04/15/2046	1,500,000	1,549,769
QVC, Inc.
4.85%, 04/01/2024	100,000	101,549

		1,695,611

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
1.09% (A), 05/06/2019	100,000	100,365
3.45%, 05/06/2024	200,000	216,445
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (B)	600,000	705,324

		1,022,134

Tobacco - 0.6%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (D)	20,000	21,474
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	860,000	940,841
Philip Morris International, Inc.
3.25%, 11/10/2024	660,000	703,596
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	21,727

		1,687,638

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	20,493
3.90%, 03/22/2023 (B)	200,000	212,868

		233,361

Water Utilities - 0.0% (C)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	21,569

Wireless Telecommunication Services - 0.0% (C)
T-Mobile USA, Inc.
6.00%, 03/01/2023	36,000	38,459
6.38%, 03/01/2025	36,000	39,150

		77,609

Total Corporate Debt Securities (Cost $121,509,618)		125,306,308

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Brazil - 1.9%
Brazil Government International Bond
5.63%, 02/21/2047	300,000	296,250
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2017	BRL 17,920,000	5,459,773

		5,756,023

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.7%
Province of Ontario
1.65%, 09/27/2019	$ 1,200,000	$ 1,210,608
Province of Quebec
2.50%, 04/20/2026	900,000	923,427

		2,134,035

Japan - 0.8%
Japan Bank for International Cooperation
1.88%, 07/21/2026	500,000	496,495
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (B)	400,000	403,942
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,511,971

		2,412,408

Republic of Korea - 0.1%
Export-Import Bank of Korea
1.53% (A), 05/26/2019	200,000	200,660

Total Foreign Government Obligations (Cost $10,414,509)		10,503,126

MORTGAGE-BACKED SECURITIES - 1.9%
ALBA PLC
Series 2015-1, Class A,
1.52% (A), 04/24/2049 (H)	GBP 329,285	424,589
Auburn Securities 4 PLC
Series 4, Class A2,
0.67% (A), 10/01/2041 (H)	306,481	389,629
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.26% (A), 05/25/2034	$ 28,481	28,171
Banco La Hipotecaria SA
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (E) (I)	700,000	724,500
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
0.97% (A), 07/25/2035	31,775	30,801
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	233,828	237,260
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.30% (A), 11/12/2043 (B)	654,904	666,276
Eurosail PLC
Series 2006-4X, Class A3C,
0.54% (A), 12/10/2044 (H)	GBP 231,948	290,227
Series 2007-3A, Class A2B,
0.68% (A), 06/13/2045 (B)	124,801	161,211
Series 2007-3X, Class A2A,
0.68% (A), 06/13/2045 (H)	93,021	120,159
Gemgarto PLC
Series 2015-1, Class A,
1.33% (A), 02/16/2047 (H)	84,729	109,444
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1.21% (A), 04/25/2028	$ 446,183	429,113
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.19% (A), 12/15/2048	1,789,980	91,716
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A1A,
5.67% (A), 04/15/2049	346,439	351,837

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-2, Class 1A1,
0.79% (A), 05/25/2035	$ 119,619	$ 116,786
Southern Pacific Financing PLC
Series 2005-B, Class A,
0.56% (A), 06/10/2043 (H)	GBP 289,622	366,912
Uropa Securities PLC
Series 2008-1, Class A,
0.58% (A), 06/10/2059 (H)	553,318	676,509
Series 2008-1, Class B,
1.13% (A), 06/10/2059 (H)	107,000	120,769
Series 2008-1, Class M1,
0.73% (A), 06/10/2059 (H)	128,000	150,439
Series 2008-1, Class M2,
0.93% (A), 06/10/2059 (H)	100,000	116,452

Total Mortgage-Backed Securities (Cost $5,815,542)		5,602,800

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds
Series S1,
6.92%, 04/01/2040	$ 200,000	295,778
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	308,420
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	459,522

		1,063,720

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited
3.30%, 07/01/2046	200,000	205,338

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	231,082

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds
Series 1,
1.28% (A), 12/26/2031	48,706	48,027

Total Municipal Government Obligations (Cost $1,405,809)		1,548,167

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,401,891
2.38%, 01/13/2022	7,500,000	7,897,785
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.20% (A), 02/25/2023	599,866	600,991
Federal Home Loan Mortgage Corp. REMIC
0.84% (A), 01/15/2038	1,478,383	1,471,135
0.92% (A), 02/15/2041 - 09/15/2045	616,809	616,340
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.96% (A), 01/15/2038	1,478,383	91,397

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.88%, 10/26/2017	$ 1,800,000	$ 1,802,950
1.88%, 09/18/2018	2,200,000	2,244,889
3.50%, 06/01/2045	400,000	421,966
3.50%, TBA (F)	18,000,000	18,976,815
3.70%, 09/01/2034	484,497	542,056
4.50%, TBA (F)	1,000,000	1,094,019
Federal National Mortgage Association REMIC
1.10% (A), 06/25/2041	479,497	481,255
1.28% (A), 05/25/2040	452,883	456,364
1.38% (A), 11/25/2039	1,368,270	1,391,335
Financing Corp., Principal Only STRIPS
05/11/2018	600,000	591,715
Government National Mortgage Association
1.29% (A), 05/20/2066	1,594,835	1,596,441
1.33% (A), 06/20/2066	900,997	901,960

Total U.S. Government Agency Obligations (Cost $47,671,381)		48,581,304

U.S. GOVERNMENT OBLIGATIONS - 12.3%
U.S. Treasury Bond
2.25%, 08/15/2046 (J)	800,000	785,500
2.50%, 02/15/2046 (J)	220,000	227,391
2.75%, 08/15/2042 (J) (K)	10,600,000	11,550,693
2.88%, 08/15/2045 (J) (K)	4,000,000	4,455,312
3.13%, 08/15/2044 (J)	7,230,000	8,437,916
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/2046	3,047,040	3,368,292
U.S. Treasury Note
1.50%, 08/15/2026 (J)	1,800,000	1,782,491
1.63%, 02/15/2026 - 05/15/2026 (J)	5,345,000	5,352,294
2.00%, 02/15/2025	300,000	310,664

Total U.S. Government Obligations (Cost $35,810,951)		36,270,553

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 11.4%
Japan - 11.4%
Japan Treasury Discount Bill
0.00% (L) (M), 10/11/2016 - 10/31/2016	JPY 3,430,000,000	33,826,223

Total Short-Term Foreign Government Obligations (Cost $31,670,662)		33,826,223

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal Home Loan Bank Discount Notes
0.27% (M), 11/23/2016	$ 200,000	199,938

Total Short-Term U.S. Government Agency Obligation (Cost $199,919)		199,938

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.6%
U.S. Treasury Bill
0.39% (M), 03/09/2017 (N) (O)	173,000	172,710
0.47% (M), 03/02/2017 (N) (O)	1,400,000	1,397,872
0.48% (M), 03/09/2017 (N) (O)	820,000	818,587
0.50% (M), 03/09/2017 (N) (O)	2,409,000	2,404,841

Total Short-Term U.S. Government Obligations (Cost $4,791,985)		4,794,010

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.5%
Put - S&P 500®
Exercise Price $1,750
Expiration Date 06/16/2017	476	$ 1,380,400

Total Exchange-Traded Options Purchased (Cost $3,357,485)		1,380,400

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (M)	4,049,343	4,049,343

Total Securities Lending Collateral (Cost $4,049,343)		4,049,343

	Principal	Value
REPURCHASE AGREEMENTS - 19.2%
Bank of America NA 0.65% (M), dated 09/27/2016, to be repurchased at $25,606,471 on 10/11/2016. Collateralized by a U.S. Government Obligation, 3.75%, due 08/15/2041, and with a value of $25,972,041. (E)	$ 25,600,000	25,600,000
BNP Paribas 1.25% (M), dated 09/30/2016, to be repurchased at $500,052 on 10/03/2016. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $510,273.	500,000	500,000
Deutsche Bank AG 1.30% (M), dated 09/30/2016, to be repurchased at $25,702,784 on 10/03/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2043, and with a value of $25,997,522.	25,700,000	25,700,000
State Street Bank & Trust Co. 0.03% (M), dated 09/30/2016, to be repurchased at $5,004,514 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.79%, due 04/12/2018, and with a value of $5,105,000.	5,004,502	5,004,502

Total Repurchase Agreements (Cost $56,804,502)		56,804,502

Total Investments (Cost $334,052,215) (P)		339,514,011
Net Other Assets (Liabilities) - (14.7)%		(43,459,270)

Net Assets - 100.0%		$ 296,054,741

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (7.3)%
Bank of America NA 0.58% (M), dated 08/29/2016, to be repurchased at $(3,032,783) on 10/18/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026 and with a value of $(3,022,983).	$ (3,030,000)	$ (3,030,000)
Bank of America NA 0.65% (M), dated 08/18/2016, to be repurchased at $(3,311,143) on 10/18/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044 and with a value of $(3,279,738).	(3,307,500)	(3,307,500)
JPMorgan Securities LLC 0.79% (M), dated 09/23/2016, to be repurchased at $(788,208) 10/05/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2046 and with a value of $(787,830).	(788,000)	(788,000)
Royal Bank of Scotland PLC 0.60% (M), dated 07/21/2016, to be repurchased at $(4,441,800) on 10/21/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 2.75%, due 03/09/2017 - 08/15/2042 and with a total value of $(4,402,393).	(4,435,000)	(4,435,000)
Royal Bank of Scotland PLC 0.64% (M), dated 08/15/2016, to be repurchased at $(7,651,640) on 10/17/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 2.88%, due 03/09/2017 - 08/15/2045 and with a total value of $(7,543,875).	(7,643,080)	(7,643,080)
Royal Bank of Scotland PLC 0.80% (M), dated 09/28/2016, to be repurchased at $(504,086) on 10/21/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 1.63%, due 03/09/2017 - 02/15/2026 and with a total value of $(505,000).	(503,750)	(503,750)
Royal Bank of Scotland PLC 0.95% (M), dated 09/27/2016, to be repurchased at $(1,861,488) on 10/21/2016. Collateralized by U.S. Government Obligations, 0.39% (M) - 1.63%, due 03/09/2017 - 05/15/2026 and with a total value of $(1,872,112).	(1,861,144)	(1,861,144)

Total Reverse Repurchase Agreements (Cost $21,568,474)		$ (21,568,474)

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (Q)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	12/20/2020	USD	14,800,000	$193,562	$90,280	$103,282
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	29,300,000	424,222	325,359	98,863

Total					$617,784	$415,639	$202,145

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	500,000	$32,601	$(3,399)	$36,000

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at September 30, 2016 (U)	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	1.62%	USD	200,000	$(4,318)	$(21,763)	$17,445

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	1,700,000	$(41,216)	$(77,528)	$36,312
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	900,000	(32,994)	(56,597)	23,603

Total						$(74,210)	$(134,125)	$59,915

Total Return Swap Agreements – Payable (V)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/24/2017	2,431	$(31,285)	$—	$(31,285)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	06/07/2017	193	15,933	—	15,933
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/24/2017	334	18,904	—	18,904
iShares MSCI EAFE ETF (E)	BOA	3-Month USD-LIBOR	08/24/2017	20	591	—	591

Total					$4,143	$—	$4,143

FUTURES CONTRACTS: (W)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	184	12/19/2016	$6,712	$—
90-Day Eurodollar	Short	(184)	12/18/2017	—	(11,688)
5-Year U.S. Treasury Note	Short	(12)	12/30/2016	—	(199)
10-Year U.S. Treasury Note	Short	(63)	12/20/2016	—	(2,236)
Russell 2000® Mini Index	Long	120	12/16/2016	148,035	—
S&P 500® E-Mini	Long	962	12/16/2016	420,994	—

Total				$575,741	$(14,123)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/31/2016	USD	3,725,462	JPY	390,000,000	$—	$(125,422)
BOA	10/03/2016	DKK	7,604,000	USD	1,144,664	2,771	—
BOA	10/03/2016	USD	823,832	DKK	5,505,000	—	(6,866)
BOA	10/11/2016	USD	22,424,485	JPY	2,460,000,000	—	(1,845,613)
BOA	04/03/2017	USD	2,465,424	DKK	16,189,000	6,967	(6,316)
CITI	10/31/2016	USD	5,539,694	JPY	580,000,000	—	(187,261)
CITI	11/14/2016	GBP	181,000	USD	239,101	—	(4,295)
CITI	01/03/2017	USD	63,495	DKK	420,000	—	(170)
GSB	10/03/2016	USD	277,183	DKK	1,845,000	212	(1,438)
GSB	11/14/2016	USD	1,083,931	GBP	834,000	2,010	—
HSBC	10/03/2016	DKK	9,540,000	USD	1,435,990	3,585	—
HSBC	10/03/2016	USD	91,538	DKK	610,000	—	(510)
HSBC	01/03/2017	DKK	530,000	USD	79,708	630	—
HSBC	10/02/2017	USD	1,460,949	DKK	9,540,000	—	(4,940)
JPM	10/03/2016	DKK	2,232,000	USD	335,882	925	—
JPM	10/03/2016	USD	1,167,777	DKK	7,740,000	1,411	(1,592)
JPM	10/04/2016	BRL	18,200,000	USD	5,440,957	148,565	—
JPM	10/04/2016	USD	5,420,861	BRL	18,200,000	—	(168,660)
JPM	11/14/2016	EUR	167,000	USD	185,716	2,269	—
JPM	11/14/2016	USD	2,069,197	GBP	1,594,000	1,352	—
JPM	01/04/2017	USD	5,467,399	BRL	18,792,545	—	(150,216)
JPM	04/03/2017	USD	462,869	DKK	3,040,000	30	—
JPM	07/03/2017	USD	340,221	DKK	2,232,000	—	(1,161)
JPM	10/02/2017	USD	95,791	DKK	625,000	—	(244)

Total						$170,727	$(2,504,704)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$10,647,337	$—	$10,647,337
Corporate Debt Securities	—	125,306,308	—	125,306,308
Foreign Government Obligations	—	10,503,126	—	10,503,126
Mortgage-Backed Securities	—	5,602,800	—	5,602,800
Municipal Government Obligations	—	1,548,167	—	1,548,167
U.S. Government Agency Obligations	—	48,581,304	—	48,581,304
U.S. Government Obligations	—	36,270,553	—	36,270,553
Short-Term Foreign Government Obligations	—	33,826,223	—	33,826,223
Short-Term U.S. Government Agency Obligation	—	199,938	—	199,938
Short-Term U.S. Government Obligations	—	4,794,010	—	4,794,010
Exchange-Traded Options Purchased	1,380,400	—	—	1,380,400
Securities Lending Collateral	4,049,343	—	—	4,049,343
Repurchase Agreements	—	56,804,502	—	56,804,502

Total Investments	$5,429,743	$334,084,268	$—	$339,514,011

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$617,784	$—	$617,784
Centrally Cleared Interest Rate Swap Agreements	—	32,601	—	32,601
Over-the-Counter Total Return Swap Agreements	—	35,428	—	35,428
Futures Contracts (Y)	575,741	—	—	575,741
Forward Foreign Currency Contracts (Y)	—	170,727	—	170,727

Total Other Financial Instruments	$575,741	$856,540	$—	$1,432,281

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(21,568,474)	$—	$(21,568,474)
Over-the-Counter Credit Default Swap Agreements	—	(78,528)	—	(78,528)
Over-the-Counter Total Return Swap Agreements	—	(31,285)	—	(31,285)
Futures Contracts (Y)	(14,123)	—	—	(14,123)
Forward Foreign Currency Contracts (Y)	—	(2,504,704)	—	(2,504,704)

Total Other Financial Instruments	$(14,123)	$(24,182,991)	$—	$(24,197,114)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $38,052,285, representing 12.9% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $3,966,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)

Illiquid securities and derivatives. At September 30, 2016, total value of illiquid securities is $28,006,736, representing 9.5% of the Portfolio’s net assets, and total value of illiquid derivatives is $591, representing less than 0.1% of the Portfolio’s net assets.

(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $4,058,377, representing 1.4% of the Portfolio’s net assets.

(I)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $724,500, representing 0.2% of the Portfolio’s net assets.

(J)	Securities are subject to sale-buyback transactions.
(K)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $945,908.

(L)	Percentage rounds to less than 0.01% or (0.01)%.
(M)	Rates disclosed reflect the yields at September 30, 2016.
(N)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $1,762,081.

(O)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter swap agreements and/or forward foreign currency contracts is $2,401,962.

(P)

Aggregate cost for federal income tax purposes is $334,052,215. Aggregate gross unrealized appreciation and depreciation for all securities is $7,970,386 and $2,508,590, respectively. Net unrealized appreciation for tax purposes is $5,461,796.

(Q)	Cash in the amount of $116,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(R)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(S)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(T)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(U)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(V)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(W)	Cash in the amount of $3,137,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(X)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.9%
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2013-IRAR, Class A1BR,
2.46% (A), 07/23/2025 (B)	$ 600,000	$ 600,007
Carlyle Daytona CLO, Ltd.
Series 2007-1A, Class A1L,
0.98% (A), 04/27/2021 (B)	512,091	510,770
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.93% (A), 04/20/2022 (B)	962,815	962,667
Series 2012-4A, Class A,
2.09% (A), 01/20/2025 (B)	300,000	299,598
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A1,
0.68%, 04/17/2017 (B)	403,819	403,819
Colony Starwood Homes Trust
Series 2016-1A, Class A,
2.03% (A), 07/17/2033 (B)	399,305	404,184
FFMLT Trust
Series 2005-FF2, Class M4,
1.41% (A), 03/25/2035	300,000	281,689
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	706,020
LCM XII, LP
Series 12A, Class AR,
1.89% (A), 10/19/2022 (B)	1,900,000	1,899,964
Mariner CLO LLC
Series 2016-3A, Class A,
2.22% (A), 07/23/2026 (B)	300,000	300,160
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
1.23% (A), 08/25/2035	95,571	93,381
Mountain View Funding CLO, Ltd.
Series 2007-3A, Class A1,
0.89% (A), 04/16/2021 (B)	330,974	330,898
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.23% (A), 12/26/2031 (B)	74,146	72,560
Octagon Investment Partners XII, Ltd.
Series 2012-1AR, Class AR,
1.57% (A), 05/05/2023 (B)	561,739	560,383
Palmer Square Loan Funding, Ltd.
Series 2016-2A, Class A1,
1.98% (A), 06/21/2024 (B)	600,000	599,604
Progress Residential Trust
Series 2016-SFR1, Class A,
2.03% (A), 09/17/2033 (B)	300,000	303,260
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	900,000	901,386
Series 2016-2, Class A2B,
1.17% (A), 07/15/2019	800,000	801,702
SLC Private Student Loan Trust
Series 2006-A, Class A5,
0.85% (A), 07/15/2036	64,691	64,547
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
1.03% (A), 03/15/2024	18,539	18,440
SLM Private Education Loan Trust
Series 2012-E, Class A1,
1.27% (A), 10/16/2023 (B)	5,747	5,751

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust
Series 2004-10, Class A5A,
1.11% (A), 04/25/2023 (B)	$ 15,896	$ 15,893
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1.97% (A), 02/17/2032 (B)	600,000	607,118
Symphony CLO, Ltd.
Series 2012-10AR, Class AR,
1.59% (A), 07/23/2023 (B)	1,400,000	1,399,979
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	1,200,000	1,200,415
Series 2016-B, Class A2B,
0.77% (A), 10/15/2018	700,000	700,562
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1,
4.25% (A), 03/26/2046 (B)	439,730	445,003

Total Asset-Backed Securities (Cost $14,381,524)		14,489,760

CORPORATE DEBT SECURITIES - 27.8%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035	9,000	9,225

Air Freight & Logistics - 0.0% (C)
FedEx Corp.
4.55%, 04/01/2046	10,000	11,108

Airlines - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B) (D)	400,000	424,000
American Airlines Pass-Through Trust
3.00%, 04/15/2030 (E)	200,000	201,020
3.25%, 04/15/2030 (E)	100,000	100,750
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,100,000	1,096,997
Southwest Airlines Co.
2.75%, 11/06/2019	10,000	10,316
United Airlines Pass-Through Trust
2.88%, 04/07/2030	300,000	301,053
3.10%, 04/07/2030	300,000	301,320

		2,435,456

Auto Components - 0.1%
Delphi Corp.
4.15%, 03/15/2024	240,000	257,633

Automobiles - 0.9%
Daimler Finance North America LLC
1.26% (A), 03/02/2018 (B)	440,000	439,821
1.50%, 07/05/2019 (B)	700,000	696,109
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	89,083
3.70%, 11/24/2020	510,000	530,722
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	1,800,000	1,804,840

		3,560,575

Banks - 10.7%
ABN AMRO Bank NV
4.80%, 04/18/2026 (B) (F)	800,000	848,502
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B) (F)	800,000	849,112

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
1.44% (A), 08/25/2017, MTN	$ 150,000	$ 150,167
2.63%, 10/19/2020, MTN	290,000	295,943
5.70%, 01/24/2022	1,400,000	1,628,509
6.88%, 04/25/2018, MTN	80,000	86,309
Bank of America NA
1.21% (A), 05/08/2017	250,000	250,280
1.29% (A), 06/05/2017	750,000	751,287
1.75%, 06/05/2018	750,000	754,336
Bank of Montreal
1.75%, 06/15/2022 (B)	500,000	498,653
2.55%, 11/06/2022, MTN	80,000	81,988
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.39% (A), 03/05/2018 (B)	500,000	499,661
Barclays PLC
3.65%, 03/16/2025	300,000	295,984
BPCE SA
4.63%, 07/11/2024 (B)	300,000	306,241
Citigroup, Inc.
1.69% (A), 12/07/2018	980,000	984,851
2.05%, 12/07/2018	510,000	513,862
2.40%, 02/18/2020	1,400,000	1,417,504
4.40%, 06/10/2025	750,000	794,093
Commonwealth Bank of Australia
1.11% (A), 09/08/2017 (B)	400,000	399,750
Cooperatieve Rabobank UA
3.75%, 07/21/2026	400,000	400,655
3.88%, 02/08/2022	700,000	766,064
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	798,858
First Republic Bank
4.38%, 08/01/2046	300,000	298,025
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	88,442
HSBC USA, Inc.
1.43% (A), 11/13/2019	240,000	236,885
2.38%, 11/13/2019	120,000	121,475
2.75%, 08/07/2020	500,000	511,879
ING Bank NV
1.40% (A), 03/16/2018 (B)	500,000	500,581
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,400,000	1,440,674
3.25%, 09/23/2022	100,000	104,888
3.90%, 07/15/2025	50,000	53,916
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	254,470
Mitsubishi UFJ Financial Group, Inc.
2.72% (A), 03/01/2021	800,000	829,035
National Australia Bank, Ltd.
1.38%, 07/12/2019 (F)	1,300,000	1,291,189
Natixis SA
1.55% (A), 09/25/2017	700,000	700,000
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 1,000,000	151,745
1.00%, 07/01/2017, MTN	3,400,000	517,754
1.00%, 10/01/2017, MTN (E)	10,300,000	1,577,347
2.00%, 04/01/2017 - 10/01/2017	13,600,000	2,086,160
Realkredit Danmark A/S
1.00%, 04/01/2017, MTN	11,900,000	1,806,843
2.00%, 04/01/2017 - 01/01/2018	30,400,000	4,640,906
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 300,000	295,198
8.63% (A), 08/15/2021 (G)	300,000	293,625
Santander Holdings USA, Inc.
2.28% (A), 11/24/2017	1,200,000	1,210,620
2.70%, 05/24/2019	1,200,000	1,214,983

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander UK Group Holdings PLC
2.88%, 10/16/2020	$ 490,000	$ 493,717
3.13%, 01/08/2021	60,000	60,968
Santander UK PLC
2.38%, 03/16/2020 (F)	1,000,000	1,009,203
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (H)	200,000	211,143
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN (F)	500,000	512,249
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	100,000	98,711
Swedbank AB
2.20%, 03/04/2020 (B) (F)	280,000	282,998
Toronto-Dominion Bank
1.00% (A), 05/02/2017	300,000	300,009
Wells Fargo & Co.
1.26% (A), 09/14/2018	700,000	698,764
2.55%, 12/07/2020, MTN	50,000	50,981
2.60%, 07/22/2020, MTN	975,000	994,783
3.00%, 02/19/2025, MTN	100,000	101,550
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,937,059

		40,351,384

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	850,000	897,183

Biotechnology - 0.3%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	728,029
3.20%, 11/06/2022	100,000	104,109
Amgen, Inc.
4.50%, 03/15/2020	200,000	218,423

		1,050,561

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	268,383
Masco Corp.
4.45%, 04/01/2025	10,000	10,625
Owens Corning
4.20%, 12/01/2024	10,000	10,609

		289,617

Capital Markets - 1.5%
Credit Suisse AG
1.41% (A), 04/27/2018	760,000	759,837
1.65% (A), 09/12/2017	1,400,000	1,400,000
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	42,003
3.85%, 07/08/2024, MTN	1,400,000	1,486,437
6.15%, 04/01/2018	80,000	85,209
Intercontinental Exchange, Inc.
2.75%, 12/01/2020 (F)	30,000	31,147
Lazard Group LLC
3.75%, 02/13/2025	19,000	19,126
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	43,014
5.50%, 07/24/2020, MTN	1,200,000	1,344,760
6.63%, 04/01/2018, MTN	100,000	107,148
S&P Global, Inc.
4.40%, 02/15/2026	30,000	33,523
UBS AG
1.20% (A), 08/14/2017, MTN (F)	250,000	249,937

		5,602,141

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Air Liquide Finance SA
2.25%, 09/27/2023 (B) (D)	$ 200,000	$ 200,382

Commercial Services & Supplies - 0.3%
ADT Corp.
4.13%, 06/15/2023	20,000	19,700
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (D)	9,000	9,589
MUFG Americas Holdings Corp.
1.36% (A), 02/09/2018	62,000	61,787
2.25%, 02/10/2020	9,000	9,104
Republic Services, Inc.
2.90%, 07/01/2026	300,000	304,157
3.55%, 06/01/2022	300,000	322,362
Waste Management, Inc.
3.13%, 03/01/2025	389,000	408,113

		1,134,812

Consumer Finance - 0.7%
American Express Credit Corp.
1.31% (A), 08/15/2019, MTN	400,000	400,002
1.56% (A), 11/05/2018, MTN	120,000	120,776
Ford Motor Credit Co. LLC
1.36% (A), 09/08/2017	300,000	300,099
Synchrony Financial
2.60%, 01/15/2019	510,000	516,007
2.70%, 02/03/2020	9,000	9,113
4.50%, 07/23/2025	500,000	528,376
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	600,000	600,754

		2,475,127

Containers & Packaging - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	10,000	10,626

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	324,269

Diversified Financial Services - 0.8%
BRFkredit A/S
2.00%, 10/01/2017	DKK 1,800,000	277,771
Helios Leasing I LLC
1.56%, 09/28/2024	$ 68,837	68,177
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN (E)	DKK 2,100,000	319,484
2.00%, 04/01/2017 - 10/01/2017	7,000,000	1,075,773
Protective Life Global Funding
1.39% (A), 06/08/2018 (B)	$ 600,000	601,229
2.70%, 11/25/2020 (B)	510,000	524,485
Tagua Leasing LLC
1.58%, 11/16/2024	70,907	70,292

		2,937,211

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
1.26% (A), 03/30/2017	300,000	300,332
1.77% (A), 06/30/2020	100,000	100,865
3.40%, 05/15/2025	720,000	739,734
4.75%, 05/15/2046	100,000	104,645
4.80%, 06/15/2044	300,000	314,916
Orange SA
4.13%, 09/14/2021 (F)	230,000	254,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU
6.22%, 07/03/2017	$ 600,000	$ 621,041
Verizon Communications, Inc.
1.23% (A), 06/09/2017	300,000	300,436
4.52%, 09/15/2048	300,000	317,199
4.67%, 03/15/2055	475,000	499,667
5.15%, 09/15/2023	700,000	815,449

		4,369,061

Electric Utilities - 1.3%
Appalachian Power Co.
3.40%, 06/01/2025	370,000	394,218
Duke Energy Corp.
1.23% (A), 04/03/2017	100,000	100,104
3.75%, 04/15/2024 - 09/01/2046	300,000	301,943
3.95%, 10/15/2023	200,000	218,777
4.80%, 12/15/2045	510,000	578,991
Duke Energy Progress LLC
1.04% (A), 03/06/2017	100,000	100,063
Electricite de France SA
3.63%, 10/13/2025 (B) (F)	500,000	525,747
Entergy Corp.
4.00%, 07/15/2022	20,000	21,696
Entergy Mississippi, Inc.
2.85%, 06/01/2028	700,000	715,638
Exelon Corp.
3.40%, 04/15/2026	400,000	416,329
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	50,582
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	20,000	20,036
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	100,000	104,480
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (F)	500,000	513,360
3.50%, 06/15/2025	10,000	10,839
PSEG Power LLC
3.00%, 06/15/2021 (F)	200,000	205,787
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	514,121

		4,792,711

Electrical Equipment - 0.1%
Eaton Corp.
2.75%, 11/02/2022	125,000	129,217
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	77,729

		206,946

Electronic Equipment, Instruments & Components - 0.0% (C)
Flex, Ltd.
4.75%, 06/15/2025	10,000	10,647

Energy Equipment & Services - 0.1%
Halliburton Co.
3.80%, 11/15/2025	30,000	31,016
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	281,182

		312,198

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	104,624
4.30%, 01/15/2026	550,000	593,120
4.50%, 07/30/2029	200,000	214,777

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp.
3.38%, 10/15/2026	$ 400,000	$ 405,447
4.00%, 06/01/2025	760,000	812,934
4.40%, 02/15/2026	400,000	438,111
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN (F)	360,000	375,004
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	131,793
5.25%, 01/15/2023	600,000	679,404
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	529,950
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	97,869
iStar, Inc.
4.00%, 11/01/2017	100,000	100,250
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	377,905
Mid-America Apartments, LP
4.00%, 11/15/2025 (F)	350,000	371,820
Prologis, LP
3.75%, 11/01/2025	10,000	10,759
Unibail-Rodamco SE
1.45% (A), 04/16/2019, MTN (H)	500,000	497,154
Ventas Realty, LP
3.25%, 10/15/2026	100,000	100,935
WP Carey, Inc.
4.60%, 04/01/2024	300,000	313,493

		6,155,349

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	700,000	703,833
Whole Foods Market, Inc.
5.20%, 12/03/2025 (B)	410,000	445,299

		1,149,132

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	10,000	10,627
4.38%, 06/01/2046	250,000	264,506

		275,133

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	30,000	32,431
ONE Gas, Inc.
2.07%, 02/01/2019	700,000	710,506

		742,937

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
3.73%, 12/15/2024	20,000	21,690
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	389,094
Medtronic, Inc.
3.50%, 03/15/2025	550,000	592,276
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	521,133
3.15%, 04/01/2022	20,000	20,689
3.55%, 04/01/2025	20,000	20,613

		1,565,495

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024	10,000	10,566

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	$ 9,000	$ 9,454
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	202,262
UnitedHealth Group, Inc.
2.88%, 12/15/2021	230,000	242,371

		464,653

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.70%, 01/30/2026, MTN	510,000	548,682

Independent Power & Renewable Electricity Producers - 0.0% (C)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	111,278

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	200,000	208,403
4.50%, 03/11/2044	100,000	115,123

		323,526

Insurance - 1.2%
American International Group, Inc.
3.75%, 07/10/2025	130,000	136,350
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	21,415
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,391
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	523,920
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	10,809
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,919
5.25% (A), 06/15/2020 (G)	20,000	20,100
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	151,578
2.30%, 04/10/2019 (B)	300,000	305,809
New York Life Global Funding
1.06% (A), 04/06/2018 (B)	900,000	903,216
1.13%, 03/01/2017 (B)	100,000	100,043
Pricoa Global Funding I
2.55%, 11/24/2020 (B) (F)	510,000	524,209
Principal Life Global Funding II
1.34% (A), 12/01/2017 (B)	980,000	984,169
2.20%, 04/08/2020 (B)	300,000	303,619
3.00%, 04/18/2026 (B)	200,000	203,266
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	60,521
2.50%, 04/24/2019 (B)	100,000	101,675
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	105,664
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,151

		4,486,824

Internet & Direct Marketing Retail - 0.0% (C)
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	103,016
3.30%, 12/05/2021	20,000	21,446

		124,462

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	490,000	540,145

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	$ 30,000	$ 30,335
3.15%, 01/15/2023	490,000	505,425
3.30%, 02/15/2022	20,000	20,959

		556,719

Marine - 0.1%
AP Moeller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	203,280

Media - 0.5%
21st Century Fox America, Inc.
3.70%, 09/15/2024	200,000	216,024
CBS Corp.
4.00%, 01/15/2026	10,000	10,606
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (B)	600,000	647,437
Comcast Corp.
4.40%, 08/15/2035	10,000	11,327
4.75%, 03/01/2044	800,000	941,264
Sky PLC
3.13%, 11/26/2022 (B)	40,000	41,152

		1,867,810

Multi-Utilities - 0.3%
DTE Electric Co.
3.70%, 06/01/2046	600,000	635,097
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	240,000	301,950
Sempra Energy
2.88%, 10/01/2022	75,000	77,534

		1,014,581

Oil, Gas & Consumable Fuels - 1.1%
BP Capital Markets PLC
1.24% (A), 02/13/2018	244,000	244,315
3.51%, 03/17/2025	30,000	31,799
3.54%, 11/04/2024	47,000	49,930
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (H)	200,000	229,350
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	99,183
4.75%, 01/15/2026 (F)	400,000	413,260
Enterprise Products Operating LLC
3.70%, 02/15/2026	520,000	535,293
EOG Resources, Inc.
3.90%, 04/01/2035	10,000	9,971
Kinder Morgan, Inc.
5.05%, 02/15/2046	200,000	190,449
Occidental Petroleum Corp.
3.50%, 06/15/2025	500,000	532,349
Petroleos Mexicanos
6.00%, 03/05/2020	100,000	108,000
Rosneft Finance SA
7.88%, 03/13/2018, MTN (H)	100,000	106,700
Shell International Finance BV
4.00%, 05/10/2046	500,000	511,502
Spectra Energy Partners, LP
4.75%, 03/15/2024	250,000	274,446
Statoil ASA
2.45%, 01/17/2023	125,000	127,427
3.25%, 11/10/2024 (F)	500,000	532,088

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
4.65%, 07/01/2026	$ 100,000	$ 103,490
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	10,083

		4,109,635

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	220,000	248,780
International Paper Co.
3.00%, 02/15/2027	300,000	299,652

		548,432

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.80%, 03/15/2025	20,000	21,167
3.85%, 06/15/2024	700,000	744,033
Baxalta, Inc.
3.60%, 06/23/2022	10,000	10,506
4.00%, 06/23/2025	10,000	10,673
Eli Lilly & Co.
2.75%, 06/01/2025	280,000	295,114
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	254,247
Johnson & Johnson
0.90% (A), 11/28/2016	100,000	100,051
Merck & Co., Inc.
2.35%, 02/10/2022	19,000	19,549
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	100,000	100,484
3.20%, 09/23/2026	200,000	201,076

		1,756,900

Road & Rail - 0.0% (C)
GATX Corp.
3.25%, 09/15/2026	150,000	149,120
Norfolk Southern Corp.
4.45%, 06/15/2045	10,000	11,176

		160,296

Software - 0.8%
Adobe Systems, Inc.
3.25%, 02/01/2025	9,000	9,478
Autodesk, Inc.
4.38%, 06/15/2025 (F)	20,000	21,188
Fidelity National Information Services, Inc.
4.50%, 08/15/2046	500,000	500,115
Microsoft Corp.
2.70%, 02/12/2025	810,000	838,567
Oracle Corp.
2.40%, 09/15/2023	200,000	201,604
2.65%, 07/15/2026	300,000	300,055
2.80%, 07/08/2021	100,000	104,459
2.95%, 05/15/2025	1,000,000	1,032,932
4.30%, 07/08/2034	100,000	108,452

		3,116,850

Specialty Retail - 0.3%
AutoNation, Inc.
4.50%, 10/01/2025	10,000	10,599
Home Depot, Inc.
4.25%, 04/01/2046	10,000	11,548

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.70%, 04/15/2046	$ 900,000	$ 929,861
QVC, Inc.
4.85%, 04/01/2024	100,000	101,549

		1,053,557

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
1.09% (A), 05/06/2019	300,000	301,094
3.45%, 05/06/2024	100,000	108,223
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (B)	400,000	470,216

		879,533

Tobacco - 0.3%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (F)	10,000	10,737
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	500,000	547,000
Philip Morris International, Inc.
3.25%, 11/10/2024 (F)	400,000	426,422
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,864
4.85%, 09/15/2023	100,000	114,465

		1,109,488

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	10,247
3.90%, 03/22/2023 (B)	100,000	106,434

		116,681

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	280,395

Wireless Telecommunication Services - 0.0% (C)
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	23,503
6.38%, 03/01/2025	22,000	23,925

		47,428

Total Corporate Debt Securities (Cost $101,988,713)		104,548,074

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Brazil - 0.9%
Brazil Government International Bond
5.63%, 02/21/2047	200,000	197,500
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2017	BRL 10,930,000	3,330,127

		3,527,627

Canada - 0.3%
Province of Ontario
1.65%, 09/27/2019	$ 600,000	605,304
Province of Quebec
2.50%, 04/20/2026	600,000	615,618

		1,220,922

Japan - 0.6%
Japan Bank for International Cooperation
1.88%, 07/21/2026	200,000	198,598

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (B)	$ 1,200,000	$ 1,211,825
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	907,183

		2,317,606

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.53% (A), 05/26/2019	600,000	601,980

Total Foreign Government Obligations (Cost $7,600,573)		7,668,135

MORTGAGE-BACKED SECURITIES - 1.6%
ALBA PLC
Series 2015-1, Class A,
1.52% (A), 04/24/2049 (H)	GBP 164,643	212,294
Auburn Securities 4 PLC
Series 4, Class A2,
0.67% (A), 10/01/2041 (H)	175,132	222,645
Banco La Hipotecaria SA
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (D) (I)	$ 400,000	414,000
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
0.97% (A), 07/25/2035	30,394	29,462
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.30% (A), 11/12/2043 (B)	1,710,027	1,739,720
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.16% (A), 11/25/2034	89,619	92,078
Eurosail PLC
Series 2006-4X, Class A3C,
0.54% (A), 12/10/2044 (H)	GBP 139,169	174,136
Series 2007-3A, Class A2B,
0.68% (A), 06/13/2045 (B)	78,821	101,817
Series 2007-3X, Class A2A,
0.68% (A), 06/13/2045 (H)	55,812	72,096
Gemgarto PLC
Series 2015-1, Class A,
1.33% (A), 02/16/2047 (H)	84,729	109,444
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	$ 266,236	271,850
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1.21% (A), 04/25/2028	286,832	275,858
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.19% (A), 12/15/2048	778,252	39,876
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3,
5.57%, 12/15/2044	355,166	363,972
MortgageIT Trust
Series 2005-2, Class 1A1,
0.79% (A), 05/25/2035	79,746	77,857
Southern Pacific Financing PLC
Series 2005-B, Class A,
0.56% (A), 06/10/2043 (H)	GBP 764,899	969,024
Uropa Securities PLC
Series 2008-1, Class A,
0.58% (A), 06/10/2059 (H)	326,598	399,312

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class B,
1.13% (A), 06/10/2059 (H)	GBP 63,000	$ 71,107
Series 2008-1, Class M1,
0.73% (A), 06/10/2059 (H)	75,000	88,148
Series 2008-1, Class M2,
0.93% (A), 06/10/2059 (H)	59,000	68,706
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
2.78% (A), 04/25/2035	$ 67,095	66,379

Total Mortgage-Backed Securities (Cost $6,045,369)		5,859,781

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1,
6.92%, 04/01/2040	100,000	147,889
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	100,000	154,210
State of California, General Obligation Unlimited
7.35%, 11/01/2039	150,000	229,761

		531,860

Maryland - 0.0% (C)
County of Baltimore, General Obligation Unlimited
3.30%, 07/01/2046	100,000	102,669

New York - 0.0% (C)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	100,000	115,541

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds
Series 1,
1.28% (A), 12/26/2031	73,059	72,040

Total Municipal Government Obligations (Cost $751,611)		822,110

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.7%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (J)	7,525,000	7,578,127
2.38%, 01/13/2022	4,500,000	4,738,671
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.20% (A), 02/25/2023	1,599,644	1,602,644
Federal Home Loan Mortgage Corp. REMIC
0.84% (A), 01/15/2038	923,990	919,459
0.92% (A), 02/15/2041 - 09/15/2045	1,628,377	1,627,145
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.96% (A), 01/15/2038	923,990	57,123
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	901,475
1.88%, 09/18/2018	1,300,000	1,326,525
3.50%, 06/01/2045	400,000	421,966
3.50%, TBA (E)	11,000,000	11,593,183
3.70%, 09/01/2034	290,698	325,234
4.50%, 03/01/2039 - 02/01/2041	380,045	416,394
4.50%, TBA (E)	1,000,000	1,094,019

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1.10% (A), 06/25/2041	$ 1,289,682	$ 1,294,410
1.28% (A), 05/25/2040	1,078,293	1,086,580
1.38% (A), 11/25/2039	3,555,348	3,615,280
Financing Corp., Principal Only STRIPS
05/11/2018	200,000	197,238
Government National Mortgage Association
1.29% (A), 05/20/2066	996,772	997,775
1.33% (A), 06/20/2066	600,665	601,307

Total U.S. Government Agency Obligations (Cost $41,767,510)		40,394,555

U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury Bond
2.25%, 08/15/2046	100,000	98,188
2.50%, 02/15/2046 (J)	310,000	320,414
2.75%, 08/15/2042 (J)	6,600,000	7,191,941
2.88%, 08/15/2045 (J)	3,050,000	3,397,175
3.13%, 08/15/2044 (J)	2,560,000	2,987,699
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/2046 (J)	1,828,224	2,020,976
U.S. Treasury Note
1.50%, 08/15/2026 (J)	1,000,000	990,273
1.63%, 05/31/2023 - 02/15/2026 (J)	1,530,000	1,540,554
1.63%, 05/15/2026 (E) (J)	2,380,000	2,383,161
2.00%, 02/15/2025 (J)	600,000	621,328

Total U.S. Government Obligations (Cost $19,711,802)		21,551,709

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 13.6%
Japan - 13.6%
Japan Treasury Discount Bill
0.00% (K) (L), 10/11/2016 - 10/31/2016	JPY 5,170,000,000	50,984,325

Total Short-Term Foreign Government Obligations (Cost $47,405,311)		50,984,325

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bill
0.46% (L), 03/09/2017 (M) (N)	$ 282,000	281,514
0.47% (L), 03/02/2017 (M)	2,400,000	2,396,352
0.47% (L), 03/09/2017 (M) (N)	250,000	249,569
0.48% (L), 03/09/2017 (M) (N)	1,562,000	1,559,309
0.50% (L), 03/09/2017 (M) (N)	6,775,000	6,763,327
0.52% (L), 03/09/2017 (M) (N)	2,000	1,996

Total Short-Term U.S. Government Obligations (Cost $11,247,144)		11,252,067

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.9%
Put - S&P 500®
Exercise Price $1,750
Expiration Date 06/16/2017	1,201	3,482,900

Total Exchange-Traded Options Purchased (Cost $7,750,400)		3,482,900

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (L)	5,337,172	$ 5,337,172

Total Securities Lending Collateral (Cost $5,337,172)		5,337,172

	Principal	Value
REPURCHASE AGREEMENTS - 38.9%
Bank of America NA 0.65% (L), dated 09/27/2016, to be repurchased at $54,613,802 on 10/11/2016. Collateralized by a U.S. Government Obligation, 3.75%, due 08/15/2041, and Cash with a total value of $55,683,659. (D)	$ 54,600,000	54,600,000
HSBC Bank PLC 1.30% (L), dated 09/30/2016, to be repurchased at $17,401,885 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 03/31/2020, and with a value of $17,958,969.	17,400,000	17,400,000
RBC Capital Markets LLC 1.25% (L), dated 09/30/2016, to be repurchased at $65,806,854 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $67,545,149.	65,800,000	65,800,000
State Street Bank & Trust Co. 0.03% (L), dated 09/30/2016, to be repurchased at $8,634,890 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.79%, due 04/12/2018, and with a value of $8,810,000.	8,634,869	8,634,869

Total Repurchase Agreements (Cost $146,434,869)		146,434,869

Total Investments (Cost $410,421,998) (O)		412,825,457
Net Other Assets (Liabilities) - (9.7)%		(36,390,988)

Net Assets - 100.0%		$ 376,434,469

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (4.8)%
Bank of America NA 0.65% (L), dated 08/18/2016, to be repurchased at $(2,370,358) on 10/18/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045 and with a value of $(2,347,241).	$ (2,367,750)	$ (2,367,750)
Royal Bank of Scotland PLC 0.60% (L), dated 07/21/2016, to be repurchased at $(6,107,475) on 10/21/2016. Collateralized by U.S. Government Obligations, 0.39% (L) - 2.75%, due 03/09/2017 - 08/15/2042, and with a total value of $(5,797,223).	(6,098,125)	(6,098,125)
Royal Bank of Scotland PLC 0.64% (L), dated 08/15/2016, to be repurchased at $(6,575,581) on 10/17/2016. Collateralized by U.S. Government Obligations, 0.39% (L) - 3.13%, due 03/09/2017 - 02/15/2046, with a total value of $(6,745,323).	(6,568,225)	(6,568,225)
Royal Bank of Scotland PLC 0.64% (L), dated 08/22/2016, to be repurchased at $(1,067,569) on 10/24/2016. Collateralized by U.S. Government Obligations, 0.39% (L) - 2.88%, due 03/09/2017 - 08/15/2045, and with a total value of $(1,065,840).	(1,066,375)	(1,066,375)
Royal Bank of Scotland PLC 0.80% (L), dated 09/28/2016, to be repurchased at $(907,355) on 10/28/2016. Collateralized by U.S. Government Obligations, 0.39% (L) - 1.63%, due 03/09/2017 - 02/15/2026, and with a total value of $(907,602).	(906,750)	(906,750)
Royal Bank of Scotland PLC 0.95% (L), dated 09/27/2016, to be repurchased at $(1,089,651) on 10/04/2016. Collateralized by U.S. Government Obligations, 0.39% (L) - 1.63%, due 03/09/2017 - 05/15/2026, and with a total value of $(1,092,267).	(1,089,450)	(1,089,450)

Total Reverse Repurchase Agreements (Cost $18,096,675)		$ (18,096,675)

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (R)		Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	12/20/2020	USD	2,000,000	$26,157	$12,200	$13,957
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	11,700,000	169,399	120,694	48,705

Total					$195,556	$132,894	$62,662

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD 200,000	$13,041	$(1,359)	$14,400

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at September 30, 2016 (T)	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	1.62%	USD 100,000	$(2,159)	$(10,882)	$8,723

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2012

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (R)		Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	900,000	$(21,820)	$(41,029)	$19,209
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	600,000	(21,996)	(37,731)	15,735

Total						$(43,816)	$(78,760)	$34,944

Total Return Swap Agreements – Payable (U)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/24/2017	10,148	$(130,598)	$—	$(130,598)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	06/07/2017	495	40,864	—	40,864
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/24/2017	869	49,185	—	49,185
iShares MSCI EAFE ETF (D)	BOA	3-Month USD-LIBOR	08/24/2017	20	591	—	591

Total					$(39,958)	$—	$(39,958)

FUTURES CONTRACTS: (V)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	109	12/19/2016	$3,976	$—
90-Day Eurodollar	Short	(109)	12/18/2017	—	(6,924)
5-Year U.S. Treasury Note	Short	(9)	12/30/2016	—	(149)
10-Year U.S. Treasury Note	Short	(57)	12/20/2016	—	(2,023)
Russell 2000® Mini Index	Long	152	12/16/2016	187,153	—
S&P 500® E-Mini	Long	2,084	12/16/2016	858,223	—

Total				$1,049,352	$(9,096)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/31/2016	USD	2,292,592	JPY	240,000,000	$—	$(77,183)
BOA	10/03/2016	DKK	19,985,000	USD	3,008,430	7,283	—
BOA	10/03/2016	USD	2,166,992	DKK	14,480,000	—	(18,023)
BOA	10/11/2016	USD	41,780,515	JPY	4,580,000,000	—	(3,405,276)
BOA	04/03/2017	USD	6,513,420	DKK	42,774,000	17,885	(16,801)
CITI	10/31/2016	USD	3,342,799	JPY	350,000,000	—	(113,123)
CITI	11/14/2016	GBP	122,000	USD	161,162	—	(2,895)
CITI	01/03/2017	USD	157,225	DKK	1,040,000	—	(420)
GSB	10/03/2016	USD	752,847	DKK	5,010,000	629	(3,786)
GSB	11/14/2016	USD	638,142	GBP	491,000	1,183	—
HSBC	10/03/2016	DKK	24,764,000	USD	3,727,553	9,305	—
HSBC	10/03/2016	USD	244,602	DKK	1,630,000	—	(1,363)
HSBC	01/03/2017	DKK	1,615,000	USD	242,885	1,921	—
HSBC	10/02/2017	USD	3,792,343	DKK	24,764,000	—	(12,824)
JPM	10/03/2016	DKK	6,290,000	USD	946,548	2,606	—
JPM	10/03/2016	USD	3,068,314	DKK	20,340,000	3,451	(4,420)
JPM	10/04/2016	BRL	11,100,000	USD	3,318,386	90,608	—
JPM	10/04/2016	USD	3,306,130	BRL	11,100,000	—	(102,864)
JPM	11/14/2016	USD	2,025,061	GBP	1,560,000	1,323	—
JPM	01/04/2017	USD	3,334,512	BRL	11,461,386	—	(91,615)
JPM	04/03/2017	USD	1,217,316	DKK	7,995,000	78	—
JPM	07/03/2017	USD	958,776	DKK	6,290,000	—	(3,272)
JPM	10/02/2017	USD	288,140	DKK	1,880,000	—	(735)

Total						$136,272	$(3,854,600)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$14,489,760	$—	$14,489,760
Corporate Debt Securities	—	104,548,074	—	104,548,074
Foreign Government Obligations	—	7,668,135	—	7,668,135
Mortgage-Backed Securities	—	5,859,781	—	5,859,781
Municipal Government Obligations	—	822,110	—	822,110
U.S. Government Agency Obligations	—	40,394,555	—	40,394,555
U.S. Government Obligations	—	21,551,709	—	21,551,709
Short-Term Foreign Government Obligations	—	50,984,325	—	50,984,325
Short-Term U.S. Government Obligations	—	11,252,067	—	11,252,067
Exchange-Traded Options Purchased	3,482,900	—	—	3,482,900
Securities Lending Collateral	5,337,172	—	—	5,337,172
Repurchase Agreements	—	146,434,869	—	146,434,869

Total Investments	$8,820,072	$404,005,385	$—	$412,825,457

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$195,556	$—	$195,556
Centrally Cleared Interest Rate Swap Agreements	—	13,041	—	13,041
Over-the-Counter Total Return Swap Agreements	—	90,640	—	90,640
Futures Contracts (X)	1,049,352	—	—	1,049,352
Forward Foreign Currency Contracts (X)	—	136,272	—	136,272

Total Other Financial Instruments	$1,049,352	$435,509	$—	$1,484,861

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(18,096,675)	$—	$(18,096,675)
Over-the-Counter Credit Default Swap Agreements	—	(45,975)	—	(45,975)
Over-the-Counter Total Return Swap Agreements	—	(130,598)	—	(130,598)
Futures Contracts (X)	(9,096)	—	—	(9,096)
Forward Foreign Currency Contracts (X)	—	(3,854,600)	—	(3,854,600)

Total Other Financial Instruments	$(9,096)	$(22,127,848)	$—	$(22,136,944)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $36,012,162, representing 9.6% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

Illiquid securities and derivatives. At September 30, 2016, total value of illiquid securities is $56,054,401, representing 14.9% of the Portfolio’s net assets, and total value of illiquid derivatives is $591, representing less than 0.1% of the Portfolio’s net assets.

(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(F)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,227,583. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $3,431,259, representing 0.9% of the Portfolio’s net assets.

(I)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $414,000, representing 0.1% of the Portfolio’s net assets.

(J)	Securities are subject to sale-buyback transactions.
(K)	Percentage rounds to less than 0.01% or (0.01)%.
(L)	Rates disclosed reflect the yields at September 30, 2016.
(M)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $6,657,915.

(N)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter swap agreements and/or forward foreign currency contracts is $3,363,195.

(O)

Aggregate cost for federal income tax purposes is $410,421,998. Aggregate gross unrealized appreciation and depreciation for all securities is $8,778,677 and $6,375,218, respectively. Net unrealized appreciation for tax purposes is $2,403,459.

(P)	Cash in the amount of $346,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Q)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(R)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(S)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(T)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(U)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(V)	Cash in the amount of $3,139,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(W)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
DKK	Danish Krone
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.9%
ABFC Trust
Series 2004-OPT4, Class A1,
1.15% (A), 04/25/2034	$ 601,695	$ 594,044
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
0.73% (A), 02/25/2036	4,355,967	4,333,418
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
0.92% (A), 03/25/2036	200,000	180,099
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1.11% (A), 07/25/2032	6,344	5,995
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
0.91% (A), 02/25/2036	3,438,458	2,441,468
Bayview Opportunity Master Fund IIIa Trust
Series 2016-RN3, Class A1,
3.60% (A), 09/28/2031 (B) (C)	8,500,000	8,500,000
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1.18% (A), 03/25/2035	1,100,000	1,047,966
Series 2006-HE10, Class 21A3,
0.77% (A), 12/25/2036	14,266,752	6,950,185
Series 2007-HE3, Class 1A2,
0.73% (A), 04/25/2037	2,116,290	2,171,478
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.19% (A), 10/25/2032	14,106	13,815
Series 2006-SD3, Class 21A1,
3.02% (A), 07/25/2036	140,621	132,351
BNC Mortgage Loan Trust
Series 2007-3, Class A3,
0.66% (A), 07/25/2037	1,399,000	1,325,922
Bridgeport CLO II, Ltd.
Series 2007-2A, Class A1,
1.09% (A), 06/18/2021 (B)	3,241,399	3,189,938
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-1A, Class AR,
1.93% (A), 04/20/2022 (B)	5,215,249	5,214,446
CELF Loan Partners II PLC
Series 2005-2A, Class B1,
0.22% (A), 12/15/2021 (B)	EUR 457,131	513,218
Cent CDO 14, Ltd.
Series 2007-14A, Class A2A,
0.91% (A), 04/15/2021 (B)	$ 4,014,207	3,952,055
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
2.08% (A), 10/29/2025 (B) (C)	6,500,000	6,496,607
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
0.69% (A), 12/25/2036 (B)	12,290,791	8,032,136
Series 2007-AMC4, Class A2C,
0.70% (A), 05/25/2037	2,100,000	1,955,778
Series 2007-FS1, Class 1A1,
4.60% (A), 10/25/2037 (B)	5,271,511	4,933,011
COA Summit CLO, Ltd.
Series 2014-1A, Class A1,
2.05% (A), 04/20/2023 (B)	3,893,407	3,893,504

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1.58% (A), 08/25/2033	$ 1,438,399	$ 1,232,928
Series 2004-9, Class MV4,
2.10% (A), 11/25/2034	2,500,000	1,872,224
Series 2006-20, Class 1A,
0.67% (A), 04/25/2047	5,944,640	5,144,550
Series 2006-24, Class 1A,
0.67% (A), 06/25/2047	13,394,741	9,708,251
Series 2006-24, Class 2A3,
0.68% (A), 06/25/2047	5,945,299	5,507,276
Series 2006-26, Class 1A,
0.67% (A), 06/25/2037	4,700,589	3,878,267
Series 2007-2, Class 2A3,
0.67% (A), 08/25/2037	8,559,134	7,990,290
Series 2007-9, Class 1A,
0.73% (A), 06/25/2047	9,715,788	7,543,672
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1.37% (A), 04/25/2035	2,022,361	1,984,309
Series 2005-AB1, Class A3,
1.13% (A), 08/25/2035	240,796	240,268
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1.33% (A), 03/25/2033	38,068	35,055
Flatiron CLO, Ltd.
Series 2007-1A, Class A1A,
0.91% (A), 10/15/2021 (B)	3,054,105	3,026,301
Series 2012-1A, Class A1R,
2.25%, 10/25/2024 (B) (C) (D)	8,500,000	8,500,000
Ford Credit Floorplan Master Owner Trust
Series 2015-4, Class A2,
1.12% (A), 08/15/2020	5,500,000	5,527,123
GSAMP Trust
Series 2005-HE1, Class M2,
1.85% (A), 12/25/2034	3,753,128	2,556,438
Series 2007-HS1, Class A1,
1.38% (A), 02/25/2047	4,629,014	4,585,878
Home Equity Asset Trust
Series 2002-1, Class A4,
1.13% (A), 11/25/2032	1,283	1,113
KVK CLO, Ltd.
Series 2014-1A, Class A1,
2.41% (A), 05/15/2026 (B)	4,150,000	4,150,195
Malin CLO BV
Series 2007-1A, Class VFNE,
0.00% (A), 05/07/2023 (B)	EUR 3,214,698	3,588,807
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1.68% (A), 08/25/2037	$ 4,165,228	3,260,144
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1.46% (A), 11/25/2034	2,696,050	2,483,669
Series 2005-WMC6, Class M3,
1.29% (A), 07/25/2035	5,900,000	5,607,575
Series 2007-HE5, Class A2C,
0.78% (A), 03/25/2037	3,326,905	1,764,930
National Collegiate Student Loan Trust
Series 2005-1, Class A4,
0.77% (A), 11/27/2028	919,897	911,839
Nautique Funding, Ltd.
Series 2006-1A, Class A1A,
0.93% (A), 04/15/2020 (B)	598,267	598,147
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
0.78% (A), 12/25/2035	1,488,248	1,474,150

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ltd.
Series 2014-6A, Class A1A,
2.13% (A), 07/17/2026 (B) (C)	$ 5,300,000	$ 5,301,648
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1A,
2.08% (A), 10/17/2025 (B)	6,500,000	6,500,039
Penarth Master Issuer PLC
Series 2015-2A, Class A1,
0.93% (A), 05/18/2019 (B)	7,800,000	7,793,292
RAAC Trust
Series 2007-SP1, Class M2,
1.53% (A), 03/25/2037	5,212,000	4,097,238
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR,
1.64% (A), 12/15/2022 (B)	5,554,213	5,553,963
RAMP Trust
Series 2004-RS11, Class M2,
2.18% (A), 11/25/2034	320,539	306,429
RASC Trust
Series 2005-KS11, Class M2,
0.95% (A), 12/25/2035	7,100,000	6,529,289
Series 2006-KS9, Class AI3,
0.69% (A), 11/25/2036	2,631,658	2,370,824
Series 2007-KS3, Class AI4,
0.87% (A), 04/25/2037	2,700,000	2,071,402
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A,
1.20%, 12/17/2018	3,434,751	3,436,011
SLM Student Loan Trust
Series 2005-3, Class A5,
0.80% (A), 10/25/2024	8,334,455	8,235,494
Soundview Home Loan Trust
Series 2005-3, Class M3,
1.35% (A), 06/25/2035	344,421	315,990
Series 2006-OPT2, Class A3,
0.71% (A), 05/25/2036	2,736,038	2,617,060
Series 2007-WMC1, Class 3A1,
0.64% (A), 02/25/2037	1,341,015	565,422
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B) (C) (D)	6,900,000	6,953,061
Structured Asset Investment Loan Trust
Series 2004-11, Class A4,
1.43% (A), 01/25/2035	3,431,541	3,393,933
Series 2005-9, Class M1,
0.95% (A), 11/25/2035	6,000,000	4,699,573
TICC CLO LLC
Series 2012-1A, Class A,
1.75% (A), 08/25/2023 (B)	10,340,909	10,344,746
Tuolumne Grove CLO, Ltd.
Series 2014-1A, Class A1,
2.21% (A), 04/25/2026 (B)	9,000,000	8,981,046
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	59,205	63,979
Series 2004-20C, Class 1,
4.34%, 03/01/2024	463,747	488,484
Series 2008-20L, Class 1,
6.22%, 12/01/2028	1,293,381	1,472,995
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1.22% (A), 10/25/2035	1,651,000	1,199,483

	Principal	Value
ASSET-BACKED SECURITIES (continued)
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
0.78% (A), 04/25/2037	$ 5,012,315	$ 2,427,579
Wood Street CLO 1 BV
Series I-A, Class A,
0.11% (A), 11/22/2021 (B) (E) (F)	EUR 255,471	276,580

Total Asset-Backed Securities (Cost $252,077,406)		255,046,393

CORPORATE DEBT SECURITIES - 29.6%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	$ 4,836,392	4,727,574

Auto Components - 0.1%
Schaeffler Holding Finance BV
5.75%, 11/15/2021
Cash Rate 5.75% (G) (H)	EUR 960,000	1,176,767
6.25%, 11/15/2019 (B) (I)	$ 400,000	414,500

		1,591,267

Automobiles - 0.3%
Daimler Finance North America LLC
1.88%, 01/11/2018 (B)	1,300,000	1,307,623
2.00%, 08/03/2018 (B)	6,100,000	6,150,508
General Motors Financial Co., Inc.
3.00%, 09/25/2017	2,200,000	2,228,096

		9,686,227

Banks - 16.0%
Banco do Brasil SA
3.75%, 07/25/2018, MTN (B)	EUR 2,300,000	2,626,417
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (G) (J)	1,600,000	391,824
4.00%, 01/21/2019, MTN (G) (J)	800,000	195,912
Banco Popular Espanol SA
11.50% (A), 10/10/2018, MTN (G) (K)	1,000,000	1,157,050
Banco Santander Chile
1.56% (A), 04/11/2017 (B)	$ 7,900,000	7,906,320
Banco Santander SA
6.25% (A), 09/11/2021 (G) (K)	EUR 7,100,000	7,138,324
Bank of America Corp.
4.10%, 07/24/2023	$ 4,100,000	4,432,432
5.65%, 05/01/2018, MTN	2,400,000	2,545,841
6.00%, 09/01/2017	1,400,000	1,455,765
6.40%, 08/28/2017, MTN	16,700,000	17,423,611
6.88%, 04/25/2018, MTN	6,400,000	6,904,691
7.63%, 06/01/2019, MTN	15,000,000	17,214,135
Bank of America NA
1.29% (A), 06/05/2017	4,300,000	4,307,379
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.88% (A), 09/14/2018 (B)	12,900,000	12,967,454
Barclays Bank PLC
1.38% (A), 02/17/2017	5,925,000	5,926,487
7.63%, 11/21/2022	2,800,000	3,108,000
10.18%, 06/12/2021 (B)	5,520,000	7,054,521
Barclays PLC
2.92% (A), 08/10/2021	5,200,000	5,309,060
BNP Paribas SA
7.38% (A), 08/19/2025 (B) (K)	4,800,000	4,788,000
BPCE SA
4.63%, 07/11/2024 (B) (I)	11,000,000	11,228,833
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,528,125
5.25%, 03/15/2018	14,000,000	14,595,000
5.50%, 02/15/2019 (B)	6,400,000	6,776,000

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.63% (A), 07/30/2018	$ 6,100,000	$ 6,124,949
2.05%, 06/07/2019	500,000	503,807
2.22% (A), 03/30/2021	1,100,000	1,118,439
2.26% (A), 09/01/2023	4,300,000	4,320,580
3.70%, 01/12/2026	7,000,000	7,387,989
8.40% (A), 04/30/2018 (K)	5,300,000	5,816,750
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	7,809,042
11.00% (A), 06/30/2019 (B) (K)	1,800,000	2,180,250
Credit Agricole SA
7.50% (A), 06/23/2026 (G) (K)	GBP 2,500,000	3,199,869
8.13% (A), 09/19/2033 (G)	$ 6,800,000	7,335,500
Eksportfinans ASA
5.50%, 06/26/2017, MTN	700,000	717,472
HSBC Holdings PLC
2.35% (A), 01/05/2022 (D)	7,300,000	7,332,704
JPMorgan Chase & Co.
2.40%, 06/07/2021 (I)	7,500,000	7,584,660
2.55%, 10/29/2020 - 03/01/2021	8,100,000	8,248,793
2.75%, 06/23/2020	12,900,000	13,274,784
3.90%, 07/15/2025	7,100,000	7,656,058
6.30%, 04/23/2019	3,000,000	3,342,003
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,668,670
KBC Bank NV
8.00% (A), 01/25/2023 (G)	2,400,000	2,545,440
Lloyds Bank PLC
12.00% (A), 12/16/2024 (B) (K)	18,400,000	25,208,000
Lloyds Banking Group PLC
7.63% (A), 06/27/2023 (G) (I) (K)	GBP 2,500,000	3,305,181
Mitsubishi UFJ Trust & Banking Corp.
1.58% (A), 09/19/2017	$ 6,200,000	6,200,000
Mizuho Bank, Ltd.
1.31% (A), 09/25/2017 (B)	10,300,000	10,285,044
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B) (I)	6,000,000	6,122,844
Natixis SA
1.55% (A), 09/25/2017 - 10/02/2017	17,300,000	17,300,000
Nykredit Realkredit A/S
1.00%, 04/01/2017	DKK 22,000,000	3,338,391
2.00%, 04/01/2017	129,500,000	19,761,357
Realkredit Danmark A/S
1.00%, 01/01/2017 - 04/01/2017, MTN	282,700,000	42,858,093
2.00%, 04/01/2017	115,500,000	17,622,799
Royal Bank of Canada
2.30%, 03/22/2021	$ 6,000,000	6,163,920
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	6,500,000	6,395,954
6.99% (A), 10/05/2017 (B) (K)	3,600,000	4,014,000
Royal Bank of Scotland PLC
9.50% (A), 03/16/2022, MTN (G)	8,575,000	8,835,234
Sumitomo Mitsui Banking Corp.
1.55% (A), 09/15/2017	6,800,000	6,800,000
Sumitomo Mitsui Financial Group, Inc.
2.51% (A), 03/09/2021 (I)	6,000,000	6,180,858
Sumitomo Mitsui Trust Bank Ltd.
1.58% (A), 09/18/2017	12,300,000	12,300,000
Wells Fargo & Co.
2.50%, 03/04/2021	2,500,000	2,536,453
7.98% (A), 03/15/2018 (K)	8,700,000	9,092,370

		459,469,438

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.0% (L)
Constellation Brands, Inc.
4.25%, 05/01/2023	$ 700,000	$ 741,125

Biotechnology - 0.1%
AbbVie, Inc.
2.30%, 05/14/2021	2,500,000	2,521,713

Capital Markets - 3.7%
Credit Suisse AG
1.65% (A), 09/12/2017	12,000,000	12,000,000
Credit Suisse Group Funding Guernsey, Ltd.
2.97% (A), 04/16/2021 (B)	5,300,000	5,484,519
3.45%, 04/16/2021 (B) (I)	3,700,000	3,775,314
3.75%, 03/26/2025 (I)	6,825,000	6,780,917
3.80%, 06/09/2023 (B)	5,600,000	5,674,368
Deutsche Bank AG
3.38%, 05/12/2021, MTN	6,400,000	6,260,486
Goldman Sachs Group, Inc.
1.92% (A), 11/15/2018, MTN	3,300,000	3,326,631
3.75%, 05/22/2025	15,400,000	16,171,047
5.95%, 01/18/2018	3,050,000	3,217,860
Morgan Stanley
1.13% (A), 10/18/2016, MTN	4,597,000	4,597,630
6.25%, 08/28/2017, MTN	5,500,000	5,728,574
6.63%, 04/01/2018, MTN	13,900,000	14,893,572
Piper Jaffray Cos.
5.06%, 10/09/2018 (B) (C)	2,000,000	2,020,000
UBS AG
1.40% (A), 06/01/2017	1,500,000	1,501,602
1.69% (A), 06/01/2020	500,000	499,701
5.88%, 12/20/2017	1,569,000	1,651,624
7.25% (A), 02/22/2022, MTN (G)	2,100,000	2,133,199
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B)	11,000,000	11,297,726

		107,014,770

Commercial Services & Supplies - 0.1%
Pentair Finance SA
1.88%, 09/15/2017	4,000,000	4,009,248

Construction & Engineering - 0.0% (L)
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	3,831,960	708,912
6.75%, 10/01/2023 (B)	427,750	79,134

		788,046

Consumer Finance - 1.8%
Ally Financial, Inc.
2.75%, 01/30/2017	3,600,000	3,606,750
5.50%, 02/15/2017	1,800,000	1,822,500
8.00%, 03/15/2020	9,140,000	10,442,450
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,305,602
2.94%, 01/08/2019, MTN	6,600,000	6,759,680
3.20%, 01/15/2021	6,500,000	6,673,037
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (B)	800,000	841,000
7.25%, 12/15/2021 (B)	700,000	735,875
Springleaf Finance Corp.
6.50%, 09/15/2017, MTN	8,400,000	8,694,000
Synchrony Financial
2.19% (A), 11/09/2017	4,000,000	4,028,672

		50,909,566

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	$ 2,200,000	$ 2,304,324
7.25%, 02/01/2018	1,500,000	1,610,850
Blackstone CQP Holdco, LP
9.30%, 03/19/2019 (B) (C)	2,729,584	2,760,292
LeasePlan Corp. NV
2.88%, 01/22/2019 (B) (C)	6,400,000	6,460,627
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN (D)	DKK 25,400,000	3,864,235
Tayarra, Ltd.
3.63%, 02/15/2022	$ 6,438,749	6,777,762

		23,778,090

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
1.26% (A), 03/30/2017	7,300,000	7,308,081
2.80%, 02/17/2021	5,200,000	5,350,519
Verizon Communications, Inc.
2.61% (A), 09/14/2018	1,000,000	1,026,264
3.65%, 09/14/2018	3,300,000	3,444,355

		17,129,219

Electric Utilities - 0.5%
Entergy Corp.
4.00%, 07/15/2022	3,400,000	3,688,235
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,146,096
PSEG Power LLC
3.00%, 06/15/2021 (I)	4,400,000	4,527,314

		13,361,645

Energy Equipment & Services - 0.5%
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	5,537,042
5.00%, 10/01/2022	500,000	527,724
5.88%, 03/01/2022	2,831,000	3,121,676
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (B)	2,000,000	2,173,750
Sabine Pass LNG, LP
7.50%, 11/30/2016 (I)	3,600,000	3,627,000

		14,987,192

Equity Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	4,100,000	4,421,440
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,529,360
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,170,337
Hospitality Properties Trust
4.25%, 02/15/2021 (I)	1,900,000	2,026,603
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	4,200,000	4,375,782

		18,523,522

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,392,037

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	6,300,000	6,810,445

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020	$ 2,800,000	$ 3,163,107

Hotels, Restaurants & Leisure - 0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (I)	6,200,000	6,277,500

Insurance - 0.1%
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,307,461

Oil, Gas & Consumable Fuels - 1.2%
CNPC General Capital, Ltd.
1.72% (A), 05/14/2017 (B)	7,200,000	7,203,002
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	1,000,000	1,051,644
Kinder Morgan, Inc.
1.50%, 03/16/2022 (I)	EUR 5,400,000	6,181,585
5.63%, 11/15/2023 (B) (I)	$ 2,331,000	2,570,011
7.80%, 08/01/2031, MTN	625,000	761,676
Petrobras Global Finance BV
4.38%, 05/20/2023 (I)	1,075,000	961,587
5.75%, 01/20/2020	682,000	702,801
6.13%, 10/06/2016	200,000	199,920
8.38%, 05/23/2021	3,300,000	3,605,250
Western Gas Partners, LP
4.65%, 07/01/2026	4,120,000	4,263,776
Williams Partners, LP
3.60%, 03/15/2022	4,200,000	4,272,954
4.00%, 11/15/2021	2,985,000	3,089,323

		34,863,529

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.00%, 03/12/2020	1,200,000	1,239,018
3.45%, 03/15/2022	300,000	314,952
Baxalta, Inc.
2.88%, 06/23/2020	9,250,000	9,485,810
4.00%, 06/23/2025	4,200,000	4,482,513

		15,522,293

Road & Rail - 0.3%
Hellenic Railways Organization SA
4.03%, 03/17/2017	EUR 6,600,000	7,247,289

Software - 0.1%
Oracle Corp.
2.40%, 09/15/2023	$ 3,700,000	3,729,674

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 05/06/2021	1,000,000	1,053,835
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (B)	6,500,000	6,964,471

		8,018,306

Tobacco - 0.2%
Imperial Brands Finance PLC
2.05%, 07/20/2018 (B)	2,900,000	2,919,935
Reynolds American, Inc.
2.30%, 06/12/2018	2,100,000	2,130,536

		5,050,471

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	$ 13,200,000	$ 14,404,500
8.75%, 03/15/2017	1,900,000	1,954,625

		16,359,125

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
9.13%, 03/01/2017	3,500,000	3,578,750

Total Corporate Debt Securities (Cost $831,379,442)		850,558,629

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Brazil - 2.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2017 - 10/01/2017	BRL 193,600,000	54,143,114
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2017	7,700,000	2,346,003

Total Foreign Government Obligations (Cost $56,507,924)		56,489,117

LOAN ASSIGNMENTS - 0.1%
Automobiles - 0.0% (L)
FCA US LLC
Term Loan B,
3.50% (A), 05/24/2017	$ 807,486	808,596

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.
Term Loan B F1,
5.50% (A), 04/01/2022	2,858,240	2,864,671

Total Loan Assignments (Cost $3,491,079)		3,673,267

MORTGAGE-BACKED SECURITIES - 9.5%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
3.22% (A), 01/25/2036	190,499	163,626
Series 2005-4, Class 1A1,
2.98% (A), 08/25/2035	174,530	135,954
Series 2005-5, Class 2A1,
3.12% (A), 09/25/2035	184,342	152,334
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	77,772	79,560
Series 2005, Class J12-2A1,
0.80% (A), 08/25/2035	5,378,241	3,540,263
Series 2005-14, Class 2A1,
0.74% (A), 05/25/2035	225,805	187,311
Series 2005-56, Class 5A2,
1.29% (A), 11/25/2035	524,941	440,669
Series 2005-59, Class 1A1,
0.86% (A), 11/20/2035	4,505,851	3,791,076
Series 2005-62, Class 2A1,
1.51% (A), 12/25/2035	20,777	16,651
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	7,357,599	6,732,204
Series 2005-81, Class A1,
0.81% (A), 02/25/2037	1,232,682	1,009,391
Series 2006-OA1, Class 2A1,
0.74% (A), 03/20/2046	995,202	737,379
Series 2006-OA12, Class A1B,
0.72% (A), 09/20/2046	4,915,359	3,567,308

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OA17, Class 1A1A,
0.73% (A), 12/20/2046	$ 3,048,868	$ 2,218,159
Series 2006-OA19, Class A1,
0.71% (A), 02/20/2047	4,857,977	3,253,173
Series 2006-OA21, Class A1,
0.72% (A), 03/20/2047	2,978,874	2,062,228
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037 (C)	1,339,646	976,674
Series 2007-HY4, Class 1A1,
3.14% (A), 06/25/2037	2,630,732	2,334,778
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
0.73% (A), 10/25/2046	2,840,078	1,884,965
Series 2006-5, Class A1,
1.43% (A), 11/25/2046	7,286,332	3,827,759
Series 2007-1, Class A1,
1.21% (A), 02/25/2047	4,432,139	2,627,175
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class A,
1.74% (A), 01/15/2028 (B)	4,100,000	4,103,627
Series 2016-ASHF, Class A,
2.42% (A), 12/15/2033 (B)	6,000,000	6,071,118
Banc of America Funding Trust
Series 2005-D, Class A1,
3.00% (A), 05/25/2035	6,144,081	6,271,086
Series 2006-D, Class 5A1,
3.14% (A), 05/20/2036	512,450	461,348
Series 2006-J, Class 4A1,
3.00% (A), 01/20/2047	93,058	78,207
Series 2009-R6, Class 3A1,
2.35% (A), 01/26/2037 (B)	270,538	269,948
Banc of America Funding, Ltd.
Series 2012-R5, Class A,
0.78% (A), 10/03/2039 (B)	24,768	24,765
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A,
5.68% (A), 02/17/2051 (B)	14,030,095	14,155,851
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	8,000,000	8,255,951
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1.02% (A), 05/26/2035 (B)	139,460	130,389
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.99% (A), 10/25/2035	3,461,124	3,113,976
Series 2006-6, Class 32A1,
3.09% (A), 11/25/2036	834,626	608,982
Series 2006-8, Class 3A1,
0.69% (A), 02/25/2034	504,982	442,970
Series 2006-R1, Class 2E21,
2.96% (A), 08/25/2036	657,288	450,878
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.02% (A), 08/25/2033	693,347	690,567
Series 2003-8, Class 2A1,
2.95% (A), 01/25/2034	41,469	41,927
Series 2003-8, Class 4A1,
3.09% (A), 01/25/2034	120,655	120,268
Series 2003-9, Class 2A1,
3.16% (A), 02/25/2034	104,761	102,012
Series 2004-10, Class 22A1,
3.20% (A), 01/25/2035	135,301	131,118
Series 2005-2, Class A2,
3.13% (A), 03/25/2035	205,062	206,631

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2005-5, Class A2,
2.46% (A), 08/25/2035	$ 179,380	$ 178,680
Series 2006-4, Class 1A1,
3.26% (A), 10/25/2036	395,340	333,457
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.97% (A), 01/26/2036	436,606	347,723
Series 2007-R6, Class 2A1,
3.28% (A), 12/26/2046	320,816	243,018
Berica 8 Residential MBS Srl
Series 2008, Class A,
0.00% (A), 03/31/2048 (G)	EUR 5,658,199	6,297,951
Berica ABS Srl
Series 2011-1, Class A1,
0.00% (A), 12/31/2055 (G)	5,197,512	5,812,003
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
2.39% (A), 02/15/2041 (G)	GBP 3,202,967	3,946,389
CD Mortgage Trust
Series 2007-CD5, Class A4,
5.89% (A), 11/15/2044	$ 278,610	285,613
ChaseFlex Trust
Series 2007-3, Class 1A2,
0.99% (A), 07/25/2037	1,799,830	915,398
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
2.78% (A), 10/19/2032	47,610	38,996
Series 2004-12, Class 11A1,
3.18% (A), 08/25/2034	49,137	41,864
Series 2005-HY10, Class 5A1,
2.77% (A), 02/20/2036	185,051	152,077
Series 2006-OA5, Class 2A2,
0.83% (A), 04/25/2046	94,784	72,475
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.77%, 10/10/2049 (D)	7,200,000	7,415,665
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
2.76% (A), 09/25/2035	224,558	224,208
Series 2010-9, Class 2A1,
2.74% (A), 11/25/2035 (B)	276,903	275,300
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.43% (A), 09/25/2035	296,516	303,710
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
2.56% (A), 06/25/2033	404,700	395,245
DECO
Series 2015-HRPA, Class A,
1.20% (A), 04/27/2027 (B)	EUR 1,282,025	1,441,173
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
2.30% (A), 08/25/2035	$ 134,950	103,971
Eurosail PLC
Series 2007-3X, Class A3C,
1.33% (A), 06/13/2045 (G)	GBP 2,519,369	3,041,872
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.98% (A), 08/25/2035	$ 60,664	52,592
Fort Cre LLC
Series 2016-1A, Class A1,
2.04% (A), 05/21/2036 (B) (E) (F)	12,999,170	12,999,170

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1,
2.51% (A), 03/25/2036	$ 8,958,953	$ 7,429,834
Series 2006-AR7, Class 1A32,
0.73% (A), 12/25/2046	560,560	400,356
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,272,093
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,526,941
Series 2016-GS3, Class WMA,
3.60%, 10/10/2049 (B) (C) (E)	2,000,000	2,082,133
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
0.87% (A), 12/25/2034	462,022	415,628
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035 (C)	5,443,349	5,349,709
Series 2005-AR6, Class 2A1,
2.92% (A), 09/25/2035	309,690	314,722
Series 2006-AR1, Class 2A1,
2.95% (A), 01/25/2036	5,059	4,698
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
0.71% (A), 07/19/2046	896,376	513,255
Series 2006-7, Class 2A1A,
0.73% (A), 09/19/2046	412,959	298,067
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
0.72% (A), 09/25/2046	538,051	443,420
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-FLRR, Class AFL,
1.98% (A), 01/15/2033 (B) (C)	6,900,000	6,899,997
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3,
5.87% (A), 09/15/2045	3,387,859	3,509,496
Lehman XS Trust
Series 2006-4N, Class A1B1,
0.70% (A), 04/25/2046	42	57
Luminent Mortgage Trust
Series 2006-6, Class A1,
0.73% (A), 10/25/2046	359,807	307,167
Marche Mutui Srl
Series 6, Class A1,
1.95% (A), 01/27/2064 (G)	EUR 2,368,515	2,685,214
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
0.93% (A), 03/25/2036	$ 254,152	50,789
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
2.23% (A), 10/25/2035	4,255,646	4,104,386
Series 2005-2, Class 3A,
1.52% (A), 10/25/2035	45,167	42,685
Series 2005-3, Class 4A,
0.78% (A), 11/25/2035	26,026	24,338
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	6,300,241
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,723,432
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A,
1.68% (A), 08/14/2031 (B)	8,938,894	8,890,211

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.02% (A), 10/25/2037	$ 1,737,914	$ 1,496,961
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	522,504	464,330
RALI Trust
Series 2005-QA13, Class 2A1,
3.89% (A), 12/25/2035	2,944,147	2,565,029
Series 2005-QO3, Class A1,
0.93% (A), 10/25/2045	356,693	254,407
Series 2006-QO6, Class A1,
0.71% (A), 06/25/2046	6,257,701	2,725,374
Series 2007-QO2, Class A1,
0.68% (A), 02/25/2047	4,935,902	2,809,219
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
2.62% (A), 01/26/2036 (B)	10,301,276	10,401,757
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.31% (A), 01/25/2034 (B)	372,224	367,359
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	288,273	287,953
Series 2005-R2, Class 1AF1,
0.87% (A), 06/25/2035 (B)	510,112	451,192
Series 2006-R1, Class AF1,
0.87% (A), 01/25/2036 (B)	5,224,522	4,564,197
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,510,718	2,733,652
Residential Mortgage Securities PLC
Series 20X, Class A2A,
0.64% (A), 08/10/2038 (G)	GBP 2,209,830	2,646,001
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	$ 6,993	7,203
Series 2005-SA4, Class 1A21,
3.43% (A), 09/25/2035	638,254	503,751
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
1.00% (A), 06/12/2044 (G)	9,461,559	8,708,741
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1.07% (A), 01/20/2035	984,787	899,638
Series 2010, Class 2A1,
1.29% (A), 10/20/2027	22,494	21,101
Silverstone Master Issuer PLC
Series 2015-1A, Class 1A,
0.90% (A), 01/21/2070 (B)	GBP 2,050,000	2,656,586
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.98% (A), 09/25/2034	$ 142,856	141,858
Series 2004-20, Class 3A1,
2.85% (A), 01/25/2035	146,173	137,651
Series 2005-1, Class 1A1,
3.02% (A), 02/25/2035	333,631	319,460
Series 2005-17, Class 3A1,
3.04% (A), 08/25/2035	60,683	56,171
Series 2005-18, Class 3A1,
3.16% (A), 09/25/2035	2,089,573	1,721,140
Series 2006-8, Class 1A2,
3.12% (A), 09/25/2036	4,603,388	3,258,484
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
0.78% (A), 07/19/2035	102,626	91,552

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR5, Class A2,
0.78% (A), 07/19/2035	$ 56,079	$ 54,349
Series 2005-AR5, Class A3,
0.78% (A), 07/19/2035	127,728	123,341
Series 2005-AR8, Class A1A,
0.81% (A), 02/25/2036	215,665	176,800
Series 2006-AR3, Class 12A1,
0.75% (A), 05/25/2036	1,398,540	1,076,468
Series 2006-AR6, Class 2A1,
0.72% (A), 07/25/2046	3,860,092	3,201,973
Series 2006-AR7, Class A1BG,
0.65% (A), 08/25/2036	3,594,979	2,699,847
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1.19% (A), 09/19/2032	23,560	22,873
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.85% (A), 09/25/2033	1,508,828	1,476,403
Series 2005-AR13, Class A1A1,
0.00% (A), 10/25/2045	3,336,368	3,153,367
Series 2006-AR10, Class 1A1,
2.79% (A), 09/25/2036	1,069,057	965,147
Series 2006-AR17, Class 1A,
1.31% (A), 12/25/2046	4,558,078	3,529,963
Series 2006-AR19, Class 1A1A,
1.24% (A), 01/25/2047	168,990	152,024
Series 2006-AR3, Class A1A,
0.00% (A), 02/25/2046	740,145	677,511
Series 2006-AR7, Class 2A,
1.49% (A), 07/25/2046	209,275	169,080
Series 2006-AR7, Class 3A,
2.19% (A), 07/25/2046	1,315,518	1,175,417
Series 2006-AR9, Class 2A,
2.19% (A), 08/25/2046	1,151,439	1,054,950
Series 2007-HY1, Class 1A1,
2.46% (A), 02/25/2037	527,523	473,532
Series 2007-HY4, Class 2A2,
2.29% (A), 04/25/2037	3,928,953	3,260,204
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
2.86% (A), 01/25/2035	183,649	184,846
Series 2005-AR2, Class 1A1,
2.88% (A), 03/25/2035	2,171,722	2,169,449
Series 2006-AR4, Class 2A6,
3.20% (A), 04/25/2036	43,949	4,626
Series 2006-AR8, Class 2A4,
3.00% (A), 04/25/2036	370,173	361,042

Total Mortgage-Backed Securities (Cost $274,294,572)		273,431,654

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.8%
California - 1.0%
Bay Area Toll Authority, Revenue Bonds
Series S1,
7.04%, 04/01/2050	1,200,000	1,928,400
Series S3,
6.91%, 10/01/2050	8,100,000	13,005,927
California State Public Works Board, Revenue Bonds
Series B2,
7.80%, 03/01/2035	400,000	573,576

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Metropolitan Water District of Southern California, Revenue Bonds
Series A,
6.95%, 07/01/2040	$ 3,000,000	$ 3,551,790
State of California, General Obligation Unlimited
7.30%, 10/01/2039	3,000,000	4,572,450
7.50%, 04/01/2034	900,000	1,369,728
7.63%, 03/01/2040	3,100,000	4,933,836

		29,935,707

Illinois - 0.9%
Chicago Transit Authority, Revenue Bonds
Series A,
6.90%, 12/01/2040	11,300,000	14,979,845
Series B,
6.90%, 12/01/2040	6,100,000	8,059,808
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	2,000,000	2,148,260

		25,187,913

Kentucky - 0.0% (L)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	534,490
4.40%, 11/01/2020	600,000	653,736

		1,188,226

New York - 0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,048,653
4.91%, 11/01/2024	600,000	710,808
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	18,100,000	20,912,921

		22,672,382

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
7.47%, 06/01/2047	2,290,000	2,204,835

Total Municipal Government Obligations (Cost $68,564,621)		81,189,063

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.0%
Federal Home Loan Mortgage Corp.
2.54% (A), 09/01/2035	85,445	89,549
2.79% (A), 08/01/2023	27,514	28,154
2.96% (A), 09/01/2035	769,187	822,739
3.50%, TBA (D) (M) (N)	29,000,000	30,557,618
4.00%, TBA (D) (M) (N)	16,000,000	17,156,230
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.42% (A), 08/25/2022	18,265,717	1,133,293
Federal Home Loan Mortgage Corp. REMIC
0.87% (A), 12/15/2029	29,107	29,104
0.92% (A), 06/15/2041	9,737,847	9,730,782

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.69% (A), 10/25/2044	$ 1,033,769	$ 1,055,096
1.87% (A), 07/25/2044	511,547	526,452
6.50%, 07/25/2043	61,959	73,850
Federal National Mortgage Association
1.69% (A), 06/01/2043	134,496	137,046
2.21% (A), 12/01/2034	8,138	8,473
2.28% (A), 08/01/2035	10,472	10,928
2.30% (A), 08/01/2035	396,778	410,504
2.53% (A), 10/01/2035	10,244	10,857
2.61% (A), 09/01/2035 - 08/01/2036	999,580	1,050,101
2.62% (A), 05/01/2035	578,482	608,103
2.64% (A), 07/01/2032	5,832	6,024
2.69% (A), 01/01/2028	29,495	31,200
2.77% (A), 01/01/2036	5,618,028	5,945,727
3.00%, TBA (D) (M) (N)	226,000,000	234,358,542
3.50%, 02/01/2026	156,468	164,958
3.50%, TBA (D) (M) (N)	283,000,000	298,483,696
4.00%, 12/01/2040 - 03/01/2041	443,213	479,482
4.00%, TBA (D) (M) (N)	243,000,000	260,867,584
4.50%, 05/01/2019 - 07/01/2041	170,694	181,872
4.50%, TBA (D) (M) (N)	89,000,000	97,367,711
5.00%, 10/01/2020 - 07/01/2041	3,726,668	4,127,012
5.00%, TBA (D) (M) (N)	40,000,000	43,472,452
5.50%, 12/01/2017 - 09/01/2027	242,339	264,559
Federal National Mortgage Association REMIC
0.73% (A), 10/27/2037	2,153,021	2,149,279
0.96% (A), 09/25/2046	11,377,725	11,374,218
6.50%, 06/17/2038	567,164	566,586
Government National Mortgage Association
0.89% (A), 06/20/2061	6,600,000	6,579,953
1.07% (A), 06/20/2065	6,205,785	6,135,612
1.09% (A), 07/20/2065 - 09/20/2065	41,072,160	40,650,358
1.11% (A), 09/20/2065	7,501,440	7,431,675
1.17% (A), 03/20/2062	5,498,808	5,507,410
1.19% (A), 10/20/2065	8,417,243	8,421,027
1.33% (A), 06/20/2066	6,407,092	6,413,937
3.00%, TBA (D) (M) (N)	10,000,000	10,471,418
3.50%, TBA (D) (M) (N)	23,000,000	24,408,008
4.00%, TBA (D) (M) (N)	20,000,000	21,443,668
Overseas Private Investment Corp.
2.07%, 05/15/2021	18,969,449	19,111,720

Total U.S. Government Agency Obligations (Cost $1,177,457,329)		1,179,854,567

U.S. GOVERNMENT OBLIGATIONS - 38.4%
U.S. Treasury Bond
2.25%, 08/15/2046 (O)	7,400,000	7,265,875
2.50%, 02/15/2046 (O)	4,800,000	4,961,251
2.75%, 08/15/2042	10,400,000	11,332,755
2.75%, 11/15/2042 (O)	33,600,000	36,576,758
2.88%, 05/15/2043	6,300,000	7,014,659
2.88%, 08/15/2045 (N) (O)	65,000,000	72,398,820
3.00%, 05/15/2042	9,500,000	10,830,371
3.00%, 11/15/2044 - 05/15/2045 (O)	80,400,000	91,669,790
3.13%, 02/15/2043	4,500,000	5,243,027
3.13%, 08/15/2044 (O)	74,000,000	86,363,180
3.38%, 05/15/2044 (N)	41,000,000	50,024,797
3.63%, 08/15/2043 - 02/15/2044	11,400,000	14,514,842
4.25%, 05/15/2039	4,000,000	5,484,532
4.38%, 11/15/2039 - 05/15/2040	20,500,000	28,590,841
4.50%, 08/15/2039	6,300,000	8,930,004
4.63%, 02/15/2040	2,200,000	3,174,186

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	$ 2,236,605	$ 2,304,439
0.75%, 02/15/2045 (O)	24,527,760	25,281,670
1.00%, 02/15/2046	2,336,064	2,582,358
1.38%, 02/15/2044 (O)	1,239,132	1,469,862
1.75%, 01/15/2028 (O)	57,667,250	67,498,536
2.00%, 01/15/2026 (O)	32,617,057	38,310,006
2.38%, 01/15/2025 (O)	37,918,881	45,185,845
2.38%, 01/15/2027	4,534,806	5,561,377
2.50%, 01/15/2029 (O)	44,612,218	56,633,471
3.63%, 04/15/2028	6,100,554	8,423,407
3.88%, 04/15/2029	26,350,740	37,969,203
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 01/15/2023 (P) (Q)	13,848,910	14,007,384
0.13%, 01/15/2022 (O)	34,556,925	35,269,973
0.13%, 07/15/2022 (O) (Q)	10,883,808	11,143,387
0.38%, 07/15/2023 - 07/15/2025 (O)	69,576,842	72,079,486
0.63%, 07/15/2021 (P) (Q)	22,103,046	23,209,414
0.63%, 01/15/2026 (O)	40,411,917	42,501,617
U.S. Treasury Note
1.75%, 09/30/2022 (N) (Q) (R)	11,200,000	11,476,942
2.25%, 11/15/2024 (O) (Q)	88,300,000	93,228,906
2.38%, 08/15/2024 (R)	1,700,000	1,811,297
2.50%, 05/15/2024 (O) (P) (Q) (R)	42,200,000	45,345,208
2.75%, 02/15/2024 (P) (Q) (R)	17,900,000	19,531,979

Total U.S. Government Obligations (Cost $1,054,724,235)		1,105,201,455

COMMERCIAL PAPER - 1.4%
Consumer Finance - 0.2%
Ford Motor Credit Co.
1.75% (S), 09/12/2017	4,600,000	4,524,841

Electric Utilities - 0.2%
ENI Finance USA, Inc.
1.81% (S), 10/02/2017 (C)	2,800,000	2,750,456
NiSource Finance Corp.
1.12% (S), 10/12/2016	3,400,000	3,398,857

		6,149,313

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
1.02% (S), 11/01/2016	6,000,000	5,994,833

Media - 0.6%
Thomson Reuters Corp.
1.02% (S), 10/24/2016	4,100,000	4,097,380
1.09% (S), 10/24/2016	4,000,000	3,997,266
Viacom, Inc.
1.32% (S), 11/14/2016	10,500,000	10,484,075

		18,578,721

Multi-Utilities - 0.2%
Sempra Energy
0.97% (S), 10/17/2016	6,000,000	5,997,440

Total Commercial Paper (Cost $41,245,148)		41,245,148

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 9.2%
Japan - 9.2%
Japan Treasury Discount Bill
0.00% (S) (T), 10/31/2016 - 01/10/2017	JPY 26,820,000,000	$ 264,587,501

Total Short-Term Foreign Government Obligations (Cost $264,146,048)		264,587,501

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (L)
U.S. Treasury Bill
0.47% (S), 03/02/2017 (R)	$ 390,000	389,407
0.48% (S), 03/09/2017 (R)	534,000	533,080
0.52% (S), 03/09/2017 (R)	30,000	29,948

Total Short-Term U.S. Government Obligations (Cost $952,058)		952,435

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (L) (U) (V)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 1.00%
Expiration Date 12/13/2016, MSCS	27,200,000	46,263
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 1.00%
Expiration Date 12/21/2016, CITI	10,900,000	21,465
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 1.00%
Expiration Date 12/21/2016, MSCS	57,500,000	113,236
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.10%
Expiration Date 01/30/2018, JPM	20,200,000	387,549
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSCS	12,500,000	245,018
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.93%
Expiration Date 08/20/2018, GSB	4,600,000	86,642
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSB	4,000,000	74,148

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $3,224,354)		974,321

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (S)	49,465,298	49,465,298

Total Securities Lending Collateral (Cost $49,465,298)		49,465,298

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 0.7%

Citigroup Global Markets, Inc. 1.30% (S), dated 09/30/2016, to be repurchased at $11,201,213 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 01/31/2023, and with a value of $11,407,052.

	$ 11,200,000	$ 11,200,000
State Street Bank & Trust Co. 0.03% (S), dated 09/30/2016, to be repurchased at $8,195,031 on 10/03/2016. Collateralized by a U.S. Government Obligation, 3.75%, due 08/15/2041, and with a value of $8,365,050.	8,195,011	8,195,011

Total Repurchase Agreements (Cost $19,395,011)		19,395,011

Total Investments (Cost $4,096,924,525) (W)		4,182,063,859
Net Other Assets (Liabilities) - (45.3)%		(1,303,232,592)

Net Assets - 100.0%		$ 2,878,831,267

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (5.1)%

Bank of America NA 0.78% (S), dated 09/14/2016, to be repurchased at $(3,681,767) on 10/14/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(3,725,801).

	$ (3,679,375)	$ (3,679,375)
JPMorgan Securities LLC 0.61% (S), dated 09/12/2016, to be repurchased at $(5,073,350) on 10/21/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2046, and with a value of $(4,978,262).	(5,070,000)	(5,070,000)
Royal Bank of Scotland PLC 0.65% (S), dated 08/23/2016, to be repurchased at $(22,628,580) on 10/21/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(22,567,710).	(22,604,500)	(22,604,500)
Royal Bank of Scotland PLC 0.65% (S), dated 08/25/2016, to be repurchased at $(1,910,101) on 10/25/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(1,874,136).	(1,908,000)	(1,908,000)
Royal Bank of Scotland PLC 0.66% (S), dated 09/07/2016, to be repurchased at $(6,401,019) on 10/07/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2024, and with a value of $(6,387,088).	(6,397,500)	(6,397,500)
Societe Generale SA 0.60% (S), dated 09/19/2016, to be repurchased at $(7,495,997) on 10/17/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2046, and with a value of $(7,287,429).	(7,492,500)	(7,492,500)
Standard Chartered PLC 0.65% (S), dated 08/29/2016, to be repurchased at $(32,146,083) on 10/27/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(31,508,916).	(32,111,875)	(32,111,875)
Standard Chartered PLC 0.81% (S), dated 09/19/2016, to be repurchased at $(67,764,360) on 10/19/2016. Collateralized by U.S. Government Obligations, 2.25% - 2.88%, due 11/15/2024 - 08/15/2045, and Cash with a total value of $(67,504,012).	(67,719,375)	(67,719,375)

Total Reverse Repurchase Agreements (Cost $146,983,125)		$ (146,983,125)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (U) (V)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - USD vs. MXN	JPM	USD	20.50	10/26/2016	USD	10,300,000	$(106,687)	$(30,148)
Call - USD vs. RUB	HSBC	USD	87.00	12/08/2016	USD	5,400,000	(232,065)	(16)

Total							$(338,752)	$(30,164)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (U) (V)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10%	01/30/2018	USD	20,200,000	$(105,040)	$(99,504)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	20,200,000	(182,810)	(222,200)
Call - 5-Year	MSCS	3-Month USD-LIBOR	Receive	0.77	12/13/2016	USD	54,400,000	(231,880)	(17,463)
Call - 5-Year	CITI	3-Month USD-LIBOR	Receive	0.77	12/21/2016	USD	21,800,000	(95,980)	(9,697)
Call - 5-Year	MSCS	3-Month USD-LIBOR	Receive	0.77	12/21/2016	USD	115,000,000	(502,965)	(51,153)
Call - 30-Year	JPM	3-Month USD-LIBOR	Receive	3.00	11/07/2016	USD	12,000,000	(22,969)	(45,019)
Call - 30-Year	JPM	3-Month USD-LIBOR	Receive	3.00	11/07/2016	USD	6,000,000	(11,485)	(19,591)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	55,100,000	(1,229,497)	(153,205)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	37,600,000	(875,827)	(104,546)
Put - 30-Year	JPM	3-Month USD-LIBOR	Pay	3.00	11/07/2016	USD	12,000,000	(27,188)	(9,391)
Put - 30-Year	JPM	3-Month USD-LIBOR	Pay	3.00	11/07/2016	USD	6,000,000	(13,359)	(5,485)

Total								$(3,299,000)	$(737,254)

CENTRALLY CLEARED SWAP AGREEMENTS: (X)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at September 30, 2016 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MetLife, Inc., 4.75%, 02/08/2021	1.00%	12/20/2021	1.23%	USD	2,300,000	$(27,084)	$(32,140)	$5,056

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	1.75%	12/16/2046	CAD	1,900,000	$(53,580)	$(25,092)	$(28,488)
3-Month USD-LIBOR	1.50	12/21/2021	USD	12,500,000	(167,437)	(197,625)	30,188
3-Month USD-LIBOR	1.75	12/21/2026	USD	25,800,000	(642,900)	(625,056)	(17,844)
3-Month USD-LIBOR	2.00	12/16/2019	USD	22,700,000	(783,333)	(74,903)	(708,430)
3-Month USD-LIBOR	2.00	12/16/2019	USD	33,400,000	(1,145,110)	(580,529)	(564,581)
3-Month USD-LIBOR	2.00	06/15/2021	USD	95,600,000	(4,237,865)	(2,917,206)	(1,320,659)
3-Month USD-LIBOR	2.00	06/15/2021	USD	26,400,000	(1,148,877)	(916,816)	(232,061)
3-Month USD-LIBOR	2.25	12/16/2022	USD	130,500,000	(8,655,696)	(837,265)	(7,818,431)
3-Month USD-LIBOR	2.25	06/15/2026	USD	32,300,000	(2,598,088)	108,795	(2,706,883)
3-Month USD-LIBOR	2.35	08/05/2025	USD	2,800,000	(224,733)	—	(224,733)
3-Month USD-LIBOR	2.50	12/16/2025	USD	37,700,000	(3,831,603)	(131,728)	(3,699,875)
3-Month USD-LIBOR	2.50	06/15/2046	USD	45,900,000	(8,277,898)	(2,725,958)	(5,551,940)
3-Month USD-LIBOR	2.50	06/15/2046	USD	8,400,000	(1,434,205)	(353,955)	(1,080,250)
3-Month USD-LIBOR	2.75	12/16/2045	USD	171,400,000	(39,454,422)	8,454,705	(47,909,127)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	13,900,000	(261,014)	(13,131)	(247,883)

Total					$(72,916,761)	$(835,764)	$(72,080,997)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (U) (V)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at September 30, 2016 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Motors Co., 3.50%, 10/02/2018	MSCS	5.00%	06/20/2021	1.75%	USD	3,500,000	$518,373	$476,185	$42,188
MetLife, Inc., 4.75%, 02/08/2021	CITI	1.00	12/20/2020	0.92	USD	2,200,000	8,773	2,191	6,582
MetLife, Inc., 4.75%, 02/08/2021	GSI	1.00	06/20/2021	1.09	USD	1,400,000	(5,388)	(21,498)	16,110
Mexico Government International Bond, 5.95%, 03/19/2019	HSBC	1.00	09/20/2019	1.03	USD	2,500,000	(547)	18,306	(18,853)
Mexico Government International Bond, 5.95%, 03/19/2019	MSCS	1.00	12/20/2019	1.08	USD	10,800,000	(19,354)	63,994	(83,348)
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	03/20/2020	3.87	USD	200,000	(19,864)	(25,735)	5,871
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	03/20/2020	3.87	USD	100,000	(9,932)	(12,198)	2,266
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	3.64	USD	900,000	(79,130)	(61,939)	(17,191)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	12/20/2019	3.64	USD	1,400,000	(123,090)	(116,865)	(6,225)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	12/20/2019	3.64	USD	1,000,000	(87,921)	(59,429)	(28,492)
Tesco PLC, 6.00%, 12/14/2029	GSI	1.00	12/21/2020	1.75	EUR	4,000,000	(129,187)	(322,243)	193,056
Tesco PLC, 6.00%, 12/14/2029	BCI	1.00	06/20/2021	1.98	EUR	2,100,000	(100,319)	(202,992)	102,673
Tesco PLC, 6.00%, 12/14/2029	JPM	1.00	06/20/2021	1.98	EUR	3,600,000	(171,974)	(340,185)	168,211
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	12/20/2016	0.31	EUR	5,300,000	10,416	(8,695)	19,111
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	0.31	EUR	4,500,000	17,097	13,732	3,365

Total							$(192,047)	$(597,371)	$405,324

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (U) (V)

Credit Default Swap Agreements on Credit Indices – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (AA)	Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	05/25/2046	USD 7,541,371	$(1,158,629)	$(1,534,091)	$375,462
North America CMBS Basket Index - Series AAA8	GSI	0.50	10/17/2057	USD 19,100,000	(463,075)	(1,101,357)	638,282
North America CMBS Basket Index - Series AAA9	MSCS	0.50	09/17/2058	USD 7,000,000	(256,620)	(263,145)	6,525

Total					$(1,878,324)	$(2,898,593)	$1,020,269

FUTURES CONTRACTS: (AC)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(543)	09/18/2017	$—	$(8,367)
90-Day Eurodollar	Short	(1,132)	12/18/2017	141,975	—
90-Day Eurodollar	Short	(1,955)	03/19/2018	—	(3,382,156)
90-Day Eurodollar	Short	(1,862)	06/18/2018	—	(465,564)
90-Day Eurodollar	Short	(871)	09/17/2018	—	(603,466)
90-Day Eurodollar	Short	(2,322)	12/17/2018	—	(1,896,877)
90-Day Sterling	Short	(278)	09/20/2017	—	(424,403)
90-Day Sterling	Short	(643)	03/21/2018	—	(913,568)
90-Day Sterling	Short	(290)	06/20/2018	—	(234,188)
5-Year U.S. Treasury Note	Long	5,880	12/30/2016	150,801	—
10-Year Canada Government Bond	Short	(248)	12/19/2016	—	(58,610)
10-Year U.S. Treasury Note	Long	1,564	12/20/2016	263,185	—
U.K. Gilt	Short	(44)	12/28/2016	59,554	—
U.S. Treasury Bond	Long	636	12/20/2016	—	(922,418)

Total				$615,515	$(8,909,617)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (U) (V)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/10/2016	USD	3,523,896	SGD	4,777,000	$20,044	$—
BNP	10/04/2016	GBP	15,144,000	USD	19,702,344	—	(71,554)
BNP	10/11/2016	USD	1,436,924	CNH	9,763,896	—	(25,063)
BNP	10/20/2016	USD	6,924,420	MXN	136,383,000	—	(92,519)
BNP	11/02/2016	USD	19,712,339	GBP	15,144,000	70,389	—
BNP	11/10/2016	USD	178,246	ILS	678,000	—	(2,878)
BNP	11/14/2016	JPY	1,433,700,000	USD	14,268,415	—	(104,027)
BNP	12/05/2016	USD	29,550,425	JPY	3,040,000,000	—	(512,021)
BNP	01/03/2018	USD	86,783	BRL	296,710	5,583	—
BOA	10/03/2016	DKK	182,586,076	USD	27,485,485	66,538	—
BOA	10/03/2016	USD	12,055,153	DKK	80,655,000	—	(115,591)
BOA	10/04/2016	BRL	46,646,063	USD	14,277,076	48,702	—
BOA	10/04/2016	USD	14,369,436	BRL	46,646,063	43,658	—
BOA	10/04/2016	USD	23,916,925	CAD	30,874,000	383,094	—
BOA	10/04/2016	USD	23,317,433	GBP	17,624,000	471,881	—
BOA	10/31/2016	USD	10,541,357	JPY	1,080,000,000	—	(122,629)
BOA	11/10/2016	USD	8,831,000	KRW	9,848,107,800	—	(108,281)
BOA	11/10/2016	USD	1,959,000	TWD	62,159,070	—	(26,236)
BOA	12/19/2016	USD	3,053,315	JPY	310,000,000	—	(14,885)
BOA	01/03/2017	USD	20,642,760	DKK	134,835,000	204,193	—
BOA	01/10/2017	USD	2,676,368	JPY	270,000,000	1,038	—
BOA	04/03/2017	USD	34,081,917	DKK	224,827,736	—	(148,077)
CITI	10/20/2016	USD	6,500,972	MXN	118,030,348	428,282	—
CITI	11/07/2016	USD	7,858,585	JPY	790,000,000	55,888	—
CITI	11/10/2016	USD	3,215,000	KRW	3,530,070,000	10,700	—
CITI	11/28/2016	USD	15,214,683	JPY	1,530,000,000	113,076	(22,677)
CITI	12/12/2016	USD	49,771,767	JPY	5,070,000,000	—	(386,702)
CITI	01/10/2017	USD	1,883,131	JPY	190,000,000	491	—
DUB	10/04/2016	BRL	115,797,871	USD	35,671,823	—	(108,380)
DUB	10/04/2016	USD	28,886,121	BRL	115,797,871	—	(6,677,321)
DUB	10/31/2016	USD	121,304	TRY	364,000	765	—
DUB	11/10/2016	SGD	2,423,770	USD	1,778,000	—	(204)
DUB	11/10/2016	USD	1,604,000	KRW	1,757,984,000	8,250	—
DUB	11/10/2016	USD	3,963,000	SGD	5,423,722	—	(15,212)
DUB	11/15/2016	USD	2,090,000	MYR	8,458,230	49,734	—
DUB	12/05/2016	CNH	1,551,704	USD	227,880	3,664	—
DUB	01/04/2017	BRL	107,800,000	USD	24,758,842	7,465,579	—
DUB	01/04/2017	USD	25,090,234	BRL	109,200,000	—	(7,552,687)
GSB	10/04/2016	AUD	3,256,000	USD	2,456,095	35,679	—
GSB	10/04/2016	CAD	17,789,000	USD	13,780,500	—	(220,762)
GSB	10/04/2016	EUR	42,360,000	USD	47,485,560	108,232	—
GSB	10/11/2016	CNH	73,632,656	USD	10,768,157	257,154	—
GSB	10/11/2016	USD	5,408,965	CNH	36,743,099	—	(92,725)
GSB	10/20/2016	USD	17,865,488	MXN	351,710,000	—	(230,077)
GSB	11/02/2016	USD	48,979,041	EUR	43,643,000	—	(122,298)
GSB	11/10/2016	SGD	5,513,935	USD	4,042,000	2,382	—
GSB	11/10/2016	USD	1,823,000	KRW	2,039,300,700	—	(28,105)
GSB	12/07/2016	CNH	42,577,956	USD	6,266,072	86,714	—
GSB	04/04/2017	USD	13,091,759	BRL	44,800,000	31,546	—
HSBC	10/03/2016	DKK	25,654,000	USD	3,861,519	9,639	—
HSBC	10/11/2016	USD	7,579,000	CNH	49,740,977	131,086	—
HSBC	10/24/2016	CNH	31,383,910	USD	4,706,857	—	(12,327)
HSBC	11/10/2016	USD	403,000	KRW	442,171,600	1,634	—
HSBC	11/10/2016	USD	31,979,307	SGD	42,891,606	519,010	—
HSBC	12/07/2016	USD	6,408,000	CNH	42,577,956	55,215	—
HSBC	01/03/2017	USD	154,153	DKK	1,025,000	—	(1,219)
HSBC	10/02/2017	USD	3,928,637	DKK	25,654,000	—	(13,285)
JPM	10/03/2016	USD	15,330,226	DKK	102,865,000	—	(191,981)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (U) (V)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/04/2016	BRL	61,200,000	USD	18,852,813	$—	$(57,280)
JPM	10/04/2016	CAD	28,465,000	USD	21,888,308	—	(190,747)
JPM	10/04/2016	USD	14,528,409	AUD	19,100,000	—	(88,573)
JPM	10/04/2016	USD	15,578,465	BRL	61,200,000	—	(3,217,068)
JPM	10/04/2016	USD	14,294,645	CAD	18,407,500	266,263	(2,809)
JPM	10/20/2016	MXN	109,945,000	USD	5,899,146	—	(242,449)
JPM	10/20/2016	USD	7,180,495	MXN	141,779,000	—	(114,068)
JPM	10/31/2016	USD	5,261,919	JPY	550,000,000	—	(168,815)
JPM	11/10/2016	USD	7,224,231	KRW	8,057,610,951	—	(89,788)
JPM	11/10/2016	USD	7,312,000	SGD	9,892,405	56,081	—
JPM	11/10/2016	USD	3,463,000	TWD	109,549,020	—	(35,776)
JPM	11/14/2016	JPY	123,500,000	USD	1,213,596	6,535	—
JPM	11/14/2016	USD	1,565,086	JPY	159,351,047	—	(9,239)
JPM	11/28/2016	USD	8,392,447	JPY	840,000,000	88,919	—
JPM	12/05/2016	CNH	40,142,647	USD	5,841,055	149,000	—
JPM	12/12/2016	USD	13,134,505	JPY	1,330,000,000	—	(23,436)
JPM	01/10/2017	USD	2,576,043	JPY	260,000,000	—	(200)
JPM	04/03/2017	USD	11,305,663	DKK	74,798,264	—	(82,364)
JPM	04/04/2017	USD	8,984,146	BRL	30,600,000	63,553	—
JPM	10/03/2017	USD	20,052,039	BRL	70,900,000	268,794	—
JPM	01/03/2018	BRL	296,710	USD	86,190	—	(4,991)
MSCS	10/04/2016	BRL	139,200,000	USD	33,182,360	9,568,264	—
MSCS	10/04/2016	USD	42,888,232	BRL	139,200,000	137,608	—
MSCS	10/04/2016	USD	50,807,664	EUR	44,920,000	337,571	—
MSCS	10/18/2016	RUB	69,569,449	USD	1,082,624	20,348	—
MSCS	11/03/2016	BRL	8,848,192	USD	2,710,386	—	(15,930)
MSCS	11/10/2016	USD	5,007,000	TWD	159,372,810	—	(83,049)
MSCS	12/05/2016	USD	6,267,000	CNH	41,694,351	45,402	—
MSCS	12/15/2016	USD	1,067,761	RUB	69,569,449	—	(19,233)
MSCS	01/04/2017	USD	2,428,874	BRL	8,073,333	15,530	—
NGFP	04/04/2017	USD	234,047	BRL	800,000	829	—
SCB	10/04/2016	GBP	2,480,000	USD	3,291,141	—	(76,379)
SCB	10/11/2016	CNH	14,571,343	USD	2,180,523	1,302	—
SCB	10/11/2016	USD	3,654,000	CNH	23,891,679	76,604	—
SCB	10/18/2016	USD	1,059,218	RUB	69,569,449	—	(43,754)
SCB	11/10/2016	SGD	3,810,706	USD	2,804,000	—	(8,909)
SCB	11/10/2016	USD	281,278	THB	9,785,669	—	(968)
SCB	11/15/2016	USD	4,828,362	MYR	19,664,470	84,963	—
SCB	10/03/2017	USD	12,256,101	BRL	45,100,000	—	(328,163)
UBS	10/04/2016	CAD	2,674,000	USD	2,066,873	—	(28,605)
UBS	10/04/2016	EUR	2,560,000	USD	2,854,502	21,799	—
UBS	11/02/2016	USD	12,023,013	AUD	15,844,000	—	(93,937)
UBS	11/07/2016	USD	5,169,654	JPY	520,000,000	33,702	—
UBS	11/10/2016	INR	60,931,005	USD	899,982	8,634	—
UBS	11/10/2016	USD	44,840,565	KRW	49,850,637,386	387	(410,022)
UBS	11/10/2016	USD	6,926,319	TWD	220,603,268	—	(119,307)
UBS	11/14/2016	JPY	6,530,900,000	USD	64,989,025	—	(466,320)
UBS	11/14/2016	USD	26,309,650	JPY	2,650,000,000	128,699	—
UBS	11/21/2016	USD	26,026,808	JPY	2,600,000,000	332,626	—
UBS	11/28/2016	USD	25,179,101	JPY	2,520,000,000	268,517	—
UBS	12/12/2016	USD	12,436,092	JPY	1,260,000,000	—	(29,326)
UBS	12/19/2016	USD	19,739,459	JPY	2,010,000,000	—	(154,354)
UBS	04/03/2017	USD	18,722,984	DKK	123,186,000	—	(32,069)

Total						$22,671,770	$(23,257,651)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AD)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AE)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$254,769,813	$276,580	$255,046,393
Corporate Debt Securities	—	850,558,629	—	850,558,629
Foreign Government Obligations	—	56,489,117	—	56,489,117
Loan Assignments	—	3,673,267	—	3,673,267
Mortgage-Backed Securities	—	260,432,484	12,999,170	273,431,654
Municipal Government Obligations	—	81,189,063	—	81,189,063
U.S. Government Agency Obligations	—	1,179,854,567	—	1,179,854,567
U.S. Government Obligations	—	1,105,201,455	—	1,105,201,455
Commercial Paper	—	41,245,148	—	41,245,148
Short-Term Foreign Government Obligations	—	264,587,501	—	264,587,501
Short-Term U.S. Government Obligations	—	952,435	—	952,435
Over-the-Counter Interest Rate Swaptions Purchased	—	974,321	—	974,321
Securities Lending Collateral	49,465,298	—	—	49,465,298
Repurchase Agreements	—	19,395,011	—	19,395,011

Total Investments	$49,465,298	$4,119,322,811	$13,275,750	$4,182,063,859

Other Financial Instruments
Over-the-Counter Credit Default Swap Agreements	$—	$554,659	$—	$554,659
Futures Contracts (AF)	615,515	—	—	615,515
Forward Foreign Currency Contracts (AF)	—	22,671,770	—	22,671,770

Total Other Financial Instruments	$615,515	$23,226,429	$—	$23,841,944

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(146,983,125)	$—	$(146,983,125)
Over-the-Counter Foreign Exchange Options Written	—	(30,164)	—	(30,164)
Over-the-Counter Interest Rate Swaptions Written	—	(737,254)	—	(737,254)
Centrally Cleared Credit Default Swap Agreements	—	(27,084)	—	(27,084)
Centrally Cleared Interest Rate Swap Agreements	—	(72,916,761)	—	(72,916,761)
Over-the-Counter Credit Default Swap Agreements	—	(2,625,030)	—	(2,625,030)
Futures Contracts (AF)	(8,909,617)	—	—	(8,909,617)
Forward Foreign Currency Contracts (AF)	—	(23,257,651)	—	(23,257,651)

Total Other Financial Instruments	$(8,909,617)	$(246,577,069)	$—	$(255,486,686)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $408,260,968, representing 14.2% of the Portfolio’s net assets.

(C)

Illiquid securities and derivatives. At September 30, 2016, total value of illiquid securities is $65,051,204, representing 2.3% of the Portfolio’s net assets, and total value of illiquid derivatives is $974,321, representing less than 0.1% of the Portfolio’s net assets.

(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $15,357,883, representing 0.5% of the Portfolio’s net assets.

(F)	Securities are Level 3 of the fair value hierarchy.
(G)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $70,552,471, representing 2.5% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)

All or a portion of the securities are on loan. The total value of all securities on loan is $48,456,273. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(J)	Securities in default.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Cash in the amount of $4,020,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(N)

All or a portion of these securities have been segregated by the broker as collateral for open TBA commitment transactions. The total value of all securities segregated as collateral to for open TBA commitment transactions is $211,936.

(O)	Securities are subject to sale-buyback transactions.
(P)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $8,279,867.

(Q)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $41,009,143.

(R)

All or a portion of these securities have been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts is $13,481,755.

(S)	Rates disclosed reflect the yields at September 30, 2016.
(T)	Percentage rounds to less than 0.01% or (0.01)%.
(U)	Cash in the amount of $12,238,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(V)	Securities with a total value of $1,022,660 have been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(W)

Aggregate cost for federal income tax purposes is $4,096,924,525. Aggregate gross unrealized appreciation and depreciation for all securities is $107,816,029 and $22,676,695, respectively. Net unrealized appreciation for tax purposes is $85,139,334.

(X)	Cash in the amount of $2,037,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Y)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Z)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(AA)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(AB)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AC)	Cash in the amount of $366,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AD)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AE)	Level 3 securities were not considered significant to the Portfolio.
(AF)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
American Express Credit Account Master Trust
Series 2013-1, Class A,
0.94% (A), 02/16/2021	$ 1,050,000	$ 1,053,642

Total Asset-Backed Security (Cost $1,053,486)		1,053,642

CORPORATE DEBT SECURITIES - 16.7%
Banks - 7.4%
BAC Capital Trust XIV
4.00% (A), 10/17/2016 (B)	700,000	569,625
Bank of America Corp.
2.11% (A), 11/19/2024, MTN	5,000,000	4,543,750
BankBoston Capital Trust IV
1.44% (A), 06/08/2028	242,000	206,910
Barclays PLC
2.92% (A), 08/10/2021	231,000	235,845
Chase Capital II
1.26% (A), 02/01/2027	62,000	54,483
Chase Capital III
1.39% (A), 03/01/2027	247,000	217,051
Citigroup, Inc.
0.00% (A) (C), 03/27/2025, MTN	1,000,000	977,420
1.95% (A), 08/02/2021	465,000	467,303
3.34% (A), 03/30/2020, MTN	2,000,000	2,108,440
Corestates Capital II
1.33% (A), 01/15/2027 (D)	219,000	190,530
Eksportfinans ASA
5.50%, 06/26/2017, MTN	700,000	717,472
HSBC Holdings PLC
2.35% (A), 01/05/2022 (E)	1,400,000	1,406,272
JPMorgan Chase & Co.
1.25% (A), 11/18/2016, MTN	1,250,000	1,250,741
JPMorgan Chase Capital XIII
1.79% (A), 09/30/2034	885,000	725,337
JPMorgan Chase Capital XXI
1.71% (A), 01/15/2087	441,000	352,800
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (B)	234,000	229,028
Societe Generale SA
7.38% (A), 09/13/2021 (B) (D) (F)	200,000	196,000
Standard Chartered PLC
6.41% (A), 01/30/2017 (B) (D) (F)	400,000	388,000
SunTrust Capital III
1.50% (A), 03/15/2028	215,000	180,331
Toronto-Dominion Bank
3.63% (A), 09/15/2031	69,000	69,190
Wachovia Capital Trust II
1.18% (A), 01/15/2027	318,000	276,660
Wells Fargo Capital II
1.26% (A), 01/30/2027	227,000	197,490

		15,560,678

Capital Markets - 1.4%
Credit Suisse Group Funding Guernsey, Ltd.
2.97% (A), 04/16/2021 (D) (F)	1,007,000	1,042,059
Goldman Sachs Capital II
4.00% (A), 10/31/2016 (B)	45,000	36,675
Goldman Sachs Capital III
4.00% (A), 10/31/2016 (B)	23,000	18,672

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
1.87% (A), 04/23/2020	$ 425,000	$ 427,637
2.24% (A), 11/15/2021	741,000	737,488
Morgan Stanley
1.13% (A), 10/18/2016, MTN	250,000	250,034
State Street Capital Trust IV
1.85% (A), 06/01/2077	564,000	485,040

		2,997,605

Chemicals - 0.0% (G)
Cabot Corp.
3.40%, 09/15/2026	24,000	24,127

Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.
3.38%, 10/01/2021	213,000	212,898

Consumer Finance - 1.0%
Navient Corp.
3.16% (A), 12/15/2020, MTN	189,000	154,678
3.31% (A), 05/03/2019, MTN	2,000,000	1,872,000

		2,026,678

Diversified Financial Services - 1.0%
Hartford Life Institutional Funding
3.14% (A), 05/08/2018, MTN (D) (H)	2,000,000	2,014,020

Electric Utilities - 0.1%
Electricite de France SA
1.15%, 01/20/2017 (D)	100,000	99,941
WEC Energy Group, Inc.
6.25% (A), 05/15/2067	242,000	209,027

		308,968

Equity Real Estate Investment Trusts - 0.1%
Columbia Property Trust Operating Partnership, LP
3.65%, 08/15/2026	77,000	77,453
Liberty Property, LP
3.25%, 10/01/2026	54,000	54,413

		131,866

Insurance - 2.7%
Allstate Life Global Funding Trusts
1.51% (A), 11/25/2016, MTN	4,559,000	4,541,676
Chubb Corp.
6.38% (A), 03/29/2067 (F)	500,000	475,050
Prudential Financial, Inc.
8.88% (A), 06/15/2068	229,000	254,190
XLIT, Ltd.
6.50% (A), 04/15/2017 (B)	500,000	374,930

		5,645,846

Metals & Mining - 1.9%
Alcoa Nederland Holding BV
6.75%, 09/30/2024 (D) (F)	247,000	256,571
Glencore Finance Canada, Ltd.
2.70%, 10/25/2017 (D)	230,000	230,345
Glencore Funding LLC
1.74% (A), 04/16/2018 (D)	905,000	894,819
4.00%, 04/16/2025 (D) (F)	223,000	218,024
Goldcorp, Inc.
2.13%, 03/15/2018 (F)	893,000	895,905
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (D)	742,000	773,026
5.75%, 11/15/2041 (D)	463,000	478,270

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Vale Overseas, Ltd.
6.25%, 08/10/2026 (F)	$ 226,000	$ 236,102

		3,983,062

Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.
4.85%, 03/15/2021 (F)	812,000	871,697
BP Capital Markets PLC
1.72% (A), 09/16/2021	484,000	486,410
EnLink Midstream Partners, LP
4.85%, 07/15/2026	495,000	498,106
Hess Corp.
4.30%, 04/01/2027	117,000	117,911

		1,974,124

Real Estate Management & Development - 0.1%
Vonovia Finance BV
3.20%, 10/02/2017 (I)	200,000	202,400

Total Corporate Debt Securities (Cost $35,640,087)		35,082,272

FOREIGN GOVERNMENT OBLIGATIONS - 17.2%
Australia - 1.9%
Australia Government Bond
1.00%, 11/21/2018 (I)	AUD 5,000,000	4,049,619

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2019	BRL 3,000,000	896,044

Canada - 4.7%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 10,318,163	9,765,821

France - 1.8%
France Government Bond OAT
0.10%, 03/01/2025 (I)	EUR 1,807,200	2,225,175
2.25%, 07/25/2020 (I)	1,218,860	1,568,085

		3,793,260

Italy - 2.2%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (I)	2,517,325	2,871,260
2.10%, 09/15/2021 (I)	1,298,616	1,639,810

		4,511,070

Mexico - 0.9%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 15,327,960	790,598
4.50%, 12/04/2025	17,390,961	1,028,331

		1,818,929

Spain - 0.8%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (I)	EUR 1,500,315	1,754,142

United Kingdom - 4.5%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (I)	GBP 6,124,701	9,497,390

Total Foreign Government Obligations (Cost $36,914,147)		36,086,275

	Principal	Value
MORTGAGE-BACKED SECURITIES - 0.1%
COMM Mortgage Trust
Series 2015-CR24, Class A2,
3.02%, 08/10/2048	$ 73,700	$ 77,157
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A2,
2.97%, 04/15/2050	44,000	45,665
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2,
2.73%, 05/10/2050	82,500	85,133

Total Mortgage-Backed Securities (Cost $205,811)		207,955

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.18% (A), 04/25/2024 - 08/25/2024	2,514,198	2,536,954
2.73% (A), 02/25/2024 - 03/25/2025	1,750,000	1,783,379
Federal National Mortgage Association Connecticut Avenue Securities
2.13% (A), 01/25/2024	249,846	251,770
2.53% (A), 10/25/2023	215,989	218,694

Total U.S. Government Agency Obligations (Cost $4,726,247)		4,790,797

U.S. GOVERNMENT OBLIGATIONS - 54.5%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	2,616,875	2,623,838
0.75%, 02/15/2042 - 02/15/2045	5,561,704	5,731,894
1.00%, 02/15/2046 (F)	4,011,327	4,434,245
1.38%, 02/15/2044	2,590,818	3,073,237
2.00%, 01/15/2026	2,425,060	2,848,327
2.13%, 02/15/2040	890,760	1,185,059
2.38%, 01/15/2025 - 01/15/2027	14,945,422	18,091,476
2.50%, 01/15/2029	560,455	711,476
3.63%, 04/15/2028	1,041,558	1,438,143
3.88%, 04/15/2029	3,074,253	4,429,740
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 07/15/2026	33,059,113	33,653,250
0.25%, 01/15/2025	1,270,088	1,293,625
0.38%, 07/15/2025	4,069,468	4,202,703
0.63%, 07/15/2021 - 01/15/2026	8,280,030	8,701,076
1.13%, 01/15/2021	5,797,791	6,170,322
1.25%, 07/15/2020	9,324,660	9,963,287
1.38%, 01/15/2020	4,340,310	4,608,684
1.63%, 01/15/2018	1,148,750	1,184,087

Total U.S. Government Obligations (Cost $110,300,505)		114,344,469

	Shares	Value
PREFERRED STOCKS - 1.9%
Banks - 0.3%
Santander Finance Preferred SAU
4.00% (A)	3,150	76,986
US Bancorp
Series A, 3.50% (A)	500	434,135

		511,121

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Consumer Finance - 1.5%
Navient Corp.
3.01% (A)	95,427	$ 2,376,132
3.06% (A)	30,888	764,478

		3,140,610

Insurance - 0.1%
Prudential Financial, Inc.
3.41% (A)	10,368	267,909

Total Preferred Stocks (Cost $3,834,712)		3,919,640

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (G)
U.S. Treasury Bill
0.30% (J), 11/17/2016	$ 18,000	17,996
0.31% (J), 11/25/2016	25,000	24,994
0.32% (J), 11/25/2016	10,000	9,998

Total Short-Term U.S. Government Obligations (Cost $52,977)		52,988

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (J)	3,850,720	3,850,720

Total Securities Lending Collateral (Cost $3,850,720)		3,850,720

	Principal	Value
REPURCHASE AGREEMENT - 8.0%
State Street Bank & Trust Co. 0.03% (J), dated 09/30/2016, to be repurchased at $16,684,529 on 10/03/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 07/15/2017, and with a value of $17,021,810.	$ 16,684,487	16,684,487

Total Repurchase Agreement (Cost $16,684,487)		16,684,487

Total Investments (Cost $213,263,179) (K)		216,073,245
Net Other Assets (Liabilities) - (3.0)%		(6,374,678)

Net Assets - 100.0%		$ 209,698,567

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	10/31/2016	USD	3,372,625	GBP	2,589,239	$14,461	$—
JPMS	10/17/2016	USD	2,678,572	EUR	2,378,206	4,857	—
JPMS	10/19/2016	USD	2,722,381	EUR	2,437,935	—	(18,751)
JPMS	10/24/2016	USD	2,825,538	EUR	2,525,059	—	(14,246)
JPMS	10/27/2016	USD	4,475,617	GBP	3,447,951	3,999	—
JPMS	10/28/2016	USD	1,577,722	EUR	1,400,397	2,472	—

Total						$25,789	$(32,997)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$1,053,642	$—	$1,053,642
Corporate Debt Securities	—	35,082,272	—	35,082,272
Foreign Government Obligations	—	36,086,275	—	36,086,275
Mortgage-Backed Securities	—	207,955	—	207,955
U.S. Government Agency Obligations	—	4,790,797	—	4,790,797
U.S. Government Obligations	—	114,344,469	—	114,344,469
Preferred Stocks	3,919,640	—	—	3,919,640
Short-Term U.S. Government Obligations	—	52,988	—	52,988
Securities Lending Collateral	3,850,720	—	—	3,850,720
Repurchase Agreement	—	16,684,487	—	16,684,487

Total Investments	$7,770,360	$208,302,885	$—	$216,073,245

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$25,789	$—	$25,789

Total Other Financial Instruments	$—	$25,789	$—	$25,789

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(32,997)	$—	$(32,997)

Total Other Financial Instruments	$—	$(32,997)	$—	$(32,997)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $6,781,605, representing 3.2% of the Portfolio’s net assets.

(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2016.
(F)

All or a portion of the securities are on loan. The total value of all securities on loan is $3,771,397. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $2,014,020, representing 1.0% of the Portfolio’s net assets.

(I)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $23,807,881, representing 11.4% of the Portfolio’s net assets.

(J)	Rates disclosed reflect the yields at September 30, 2016.
(K)

Aggregate cost for federal income tax purposes is $213,263,179. Aggregate gross unrealized appreciation and depreciation for all securities is $4,568,500 and $1,758,434, respectively. Net unrealized appreciation for tax purposes is $2,810,066.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 36.6%
Money Market Funds - 36.6%
State Street Institutional Liquid Reserves Fund	9,041,212	$ 9,041,212
State Street Institutional U.S. Government Money Market Fund	3,013,738	3,013,738

Total Short-Term Investment Companies (Cost $12,054,950)		12,054,950

	Principal	Value
REPURCHASE AGREEMENT - 18.3%
State Street Bank & Trust Co. 0.03% (A), dated 09/30/2016, to be repurchased at $6,013,752 on 10/03/2016. Collateralized by a U.S. Government Obligation and U.S. Government Agency Obligations, 0.79% - 3.88%, due 04/12/2018 - 06/08/2018, and with a total value of $6,135,669.	$ 6,013,737	6,013,737

Total Repurchase Agreement (Cost $6,013,737)		6,013,737

Total Investments (Cost $18,068,687) (B)		18,068,687
Net Other Assets (Liabilities) - 45.1%		14,872,244

Net Assets - 100.0%		$ 32,940,931

FUTURES CONTRACTS: (C)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(616)	12/16/2016	$277,950	$—

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$12,054,950	$—	$—	$12,054,950
Repurchase Agreement	—	6,013,737	—	6,013,737

Total Investments	$12,054,950	$6,013,737	$—	$18,068,687

Other Financial Instruments
Futures Contracts (E)	$277,950	$—	$—	$277,950

Total Other Financial Instruments	$277,950	$—	$—	$277,950

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $18,068,687.
(C)	Cash in the amount of $2,199,488 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 12.7%
iShares Edge MSCI Min Vol EAFE ETF	324,929	$ 21,978,198
Vanguard FTSE All-World ex-US ETF (A)	649,204	29,493,338
Vanguard Total International Stock ETF	208,240	9,831,010

		61,302,546

International Fixed Income Fund - 3.8%
Vanguard Total International Bond ETF (A)	328,938	18,433,685

U.S. Equity Funds - 30.5%
iShares Core S&P 500 ETF	137,599	29,936,038
iShares Edge MSCI Min Vol USA ETF (A)	367,632	16,701,522
iShares Russell 1000 ETF (A)	743,097	89,513,465
Vanguard Small-Cap Growth ETF	44,215	5,826,653
Vanguard Small-Cap Value ETF (A)	52,831	5,846,278

		147,823,956

U.S. Fixed Income Funds - 52.5%
iShares Core U.S. Aggregate Bond ETF	525,665	59,095,259
iShares TIPS Bond ETF (A)	35,989	4,192,359
SPDR Barclays Convertible Securities ETF (A)	284,947	13,210,143
Vanguard Total Bond Market ETF	2,109,072	177,457,318

		253,955,079

Total Exchange-Traded Funds (Cost $474,335,052)		481,515,266

SECURITIES LENDING COLLATERAL - 13.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	63,484,887	63,484,887

Total Securities Lending Collateral (Cost $63,484,887)		63,484,887

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $2,528,412 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 08/15/2017, and with a value of $2,579,638.	$ 2,528,406	2,528,406

Total Repurchase Agreement (Cost $2,528,406)		2,528,406

Total Investments (Cost $540,348,345) (C)		547,528,559
Net Other Assets (Liabilities) - (13.1)%		(63,585,670)

Net Assets - 100.0%		$ 483,942,889

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$481,515,266	$—	$—	$481,515,266
Securities Lending Collateral	63,484,887	—	—	63,484,887
Repurchase Agreement	—	2,528,406	—	2,528,406

Total Investments	$545,000,153	$2,528,406	$—	$547,528,559

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $62,109,983. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $540,348,345. Aggregate gross unrealized appreciation and depreciation for all securities is $7,539,898 and $359,684, respectively. Net unrealized appreciation for tax purposes is $7,180,214.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 92.6%
International Equity Funds - 19.0%
iShares Edge MSCI Min Vol EAFE ETF (A)	199,350	$ 13,484,034
Vanguard FTSE All-World ex-US ETF (A)	1,990,299	90,419,284
Vanguard Total International Stock ETF	634,169	29,939,118

		133,842,436

International Fixed Income Fund - 3.8%
Vanguard Total International Bond ETF (A)	484,488	27,150,708

U.S. Equity Funds - 43.7%
iShares Core S&P 500 ETF (A)	319,896	69,596,574
iShares Edge MSCI Min Vol USA ETF (A)	117,723	5,348,156
iShares Russell 1000 ETF (A)	1,738,439	209,412,362
Vanguard Small-Cap Growth ETF (A)	90,957	11,986,313
Vanguard Small-Cap Value ETF (A)	108,906	12,051,538

		308,394,943

U.S. Fixed Income Funds - 26.1%
iShares Core U.S. Aggregate Bond ETF	363,789	40,897,159
iShares TIPS Bond ETF (A)	72,631	8,460,785
SPDR Barclays Convertible Securities ETF (A)	259,288	12,020,592
Vanguard Total Bond Market ETF (A)	1,462,257	123,034,304

		184,412,840

Total Exchange-Traded Funds (Cost $646,547,554)		653,800,927

SECURITIES LENDING COLLATERAL - 12.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	85,671,250	85,671,250

Total Securities Lending Collateral (Cost $85,671,250)		85,671,250

	Principal	Value
REPURCHASE AGREEMENT - 10.8%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $76,154,322 on 10/03/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.88% - 2.63%, due 07/15/2017 - 08/15/2017, and with a total value of $77,682,083.	$ 76,154,131	76,154,131

Total Repurchase Agreement (Cost $76,154,131)		76,154,131

Total Investments (Cost $808,372,935) (C)		815,626,308
Net Other Assets (Liabilities) - (15.6)%		(109,817,142)

Net Assets - 100.0%		$ 705,809,166

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$653,800,927	$—	$—	$653,800,927
Securities Lending Collateral	85,671,250	—	—	85,671,250
Repurchase Agreement	—	76,154,131	—	76,154,131

Total Investments	$739,472,177	$76,154,131	$—	$815,626,308

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $83,795,078. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $808,372,935. Aggregate gross unrealized appreciation and depreciation for all securities is $7,725,547 and $472,174, respectively. Net unrealized appreciation for tax purposes is $7,253,373.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 15.5%
iShares Edge MSCI Min Vol EAFE ETF (A)	769,679	$ 52,061,088
Vanguard FTSE All-World ex-US ETF (A)	3,269,101	148,515,258
Vanguard Total International Stock ETF	1,036,948	48,954,315

		249,530,661

International Fixed Income Fund - 4.4%
Vanguard Total International Bond ETF (A)	1,283,987	71,954,631

U.S. Equity Funds - 35.2%
iShares Core S&P 500 ETF (A)	569,094	123,812,091
iShares Edge MSCI Min Vol USA ETF (A)	647,522	29,416,924
iShares Russell 1000 ETF (A)	3,083,510	371,439,615
Vanguard Small-Cap Growth ETF (A)	167,600	22,086,328
Vanguard Small-Cap Value ETF (A)	200,350	22,170,731

		568,925,689

U.S. Fixed Income Funds - 44.6%
iShares Core U.S. Aggregate Bond ETF	1,464,233	164,609,074
iShares TIPS Bond ETF (A)	169,912	19,793,049
SPDR Barclays Convertible Securities ETF (A)	853,894	39,586,526
Vanguard Total Bond Market ETF	5,886,423	495,283,631

		719,272,280

Total Exchange-Traded Funds (Cost $1,589,181,567)		1,609,683,261

SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (B)	168,335,826	168,335,826

Total Securities Lending Collateral (Cost $168,335,826)		168,335,826

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $25,327,831 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.13%, due 08/15/2017 - 09/22/2017, and with a total value of $25,837,419.	$ 25,327,768	25,327,768

Total Repurchase Agreement (Cost $25,327,768)		25,327,768

Total Investments (Cost $1,782,845,161) (C)		1,803,346,855
Net Other Assets (Liabilities) - (11.7)%		(189,586,210)

Net Assets - 100.0%		$ 1,613,760,645

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,609,683,261	$—	$—	$1,609,683,261
Securities Lending Collateral	168,335,826	—	—	168,335,826
Repurchase Agreement	—	25,327,768	—	25,327,768

Total Investments	$1,778,019,087	$25,327,768	$—	$1,803,346,855

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $164,522,488. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $1,782,845,161. Aggregate gross unrealized appreciation and depreciation for all securities is $21,402,233 and $900,539, respectively. Net unrealized appreciation for tax purposes is $20,501,694.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.7%
Aerovironment, Inc. (A)	47,000	$ 1,147,270
Curtiss-Wright Corp.	13,000	1,184,430
Orbital ATK, Inc.	17,524	1,335,855

		3,667,555

Airlines - 1.1%
Alaska Air Group, Inc.	87,740	5,778,556

Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (A)	43,500	749,070
Dana, Inc.	5,000	77,950
Gentex Corp.	51,500	904,340
Goodyear Tire & Rubber Co.	135,470	4,375,681
Stoneridge, Inc. (A)	52,000	956,800
Visteon Corp.	9,000	644,940

		7,708,781

Banks - 7.6%
Berkshire Hills Bancorp, Inc.	62,412	1,729,437
First Citizens BancShares, Inc., Class A	12,407	3,646,293
First Community Bancshares, Inc.	101,554	2,518,539
First Republic Bank, Class A	17,000	1,310,870
Hanmi Financial Corp., Class B	47,000	1,237,980
Hope Bancorp, Inc.	63,472	1,102,509
KeyCorp	207,975	2,531,056
Lakeland Bancorp, Inc., Class A	184,000	2,583,360
Regions Financial Corp.	260,345	2,569,605
Sandy Spring Bancorp, Inc.	77,000	2,354,660
Sterling Bancorp	293,245	5,131,787
Umpqua Holdings Corp.	55,500	835,275
Union Bankshares Corp.	32,000	856,640
United Community Banks, Inc.	67,500	1,418,850
Washington Trust Bancorp, Inc.	29,103	1,170,523
Webster Financial Corp.	40,500	1,539,405
Zions Bancorporation	205,820	6,384,536

		38,921,325

Building Products - 1.6%
American Woodmark Corp. (A)	13,000	1,047,410
Caesarstone, Ltd. (A)	83,200	3,137,472
Continental Building Products, Inc. (A)	144,000	3,022,560
Gibraltar Industries, Inc. (A)	14,000	520,100
Owens Corning	13,670	729,841

		8,457,383

Capital Markets - 3.8%
E*TRADE Financial Corp. (A)	277,885	8,092,011
Invesco, Ltd.	179,170	5,602,646
Janus Capital Group, Inc.	96,000	1,344,960
Legg Mason, Inc.	38,000	1,272,240
Piper Jaffray Cos. (A)	30,000	1,449,000
Stifel Financial Corp. (A)	37,000	1,422,650
Waddell & Reed Financial, Inc., Class A (B)	23,500	426,760

		19,610,267

Chemicals - 1.7%
Albemarle Corp.	28,000	2,393,720
Chemours Co.	229,985	3,679,760

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
FutureFuel Corp.	47,800	$ 539,184
Trinseo SA	42,070	2,379,479

		8,992,143

Commercial Services & Supplies - 0.6%
HNI Corp.	29,500	1,174,100
Knoll, Inc.	36,000	822,600
Tetra Tech, Inc.	36,000	1,276,920

		3,273,620

Communications Equipment - 0.8%
Harmonic, Inc. (A) (B)	121,300	719,309
KVH Industries, Inc. (A)	199,082	1,753,912
NETGEAR, Inc. (A)	24,000	1,451,760

		3,924,981

Construction & Engineering - 2.9%
AECOM (A)	52,540	1,562,014
Comfort Systems USA, Inc., Class A	58,000	1,699,980
EMCOR Group, Inc.	38,000	2,265,560
Granite Construction, Inc.	36,500	1,815,510
KBR, Inc.	499,440	7,556,527

		14,899,591

Containers & Packaging - 1.7%
Berry Plastics Group, Inc. (A)	70,195	3,078,051
International Paper Co.	116,085	5,569,758

		8,647,809

Diversified Financial Services - 1.3%
Voya Financial, Inc.	228,010	6,571,248

Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (A)	55,095	2,555,306
Zayo Group Holdings, Inc. (A)	92,315	2,742,679

		5,297,985

Electric Utilities - 2.7%
Exelon Corp.	241,915	8,053,350
PG&E Corp.	86,820	5,310,780
Spark Energy, Inc., Class A (B)	15,000	436,950

		13,801,080

Electrical Equipment - 0.9%
Eaton Corp. PLC	39,906	2,622,223
Regal Beloit Corp.	30,000	1,784,700

		4,406,923

Electronic Equipment, Instruments & Components - 5.4%
Amphenol Corp., Class A	18,655	1,211,083
Belden, Inc.	42,135	2,906,894
Benchmark Electronics, Inc. (A)	21,000	523,950
Coherent, Inc. (A)	33,255	3,676,008
Control4 Corp. (A) (B)	340,000	4,175,200
Daktronics, Inc.	15,000	143,100
Fitbit, Inc., Class A (A) (B)	283,515	4,207,362
Methode Electronics, Inc.	15,500	542,035
Orbotech, Ltd. (A)	194,448	5,757,605
Rofin-Sinar Technologies, Inc. (A)	26,000	836,680
Universal Display Corp., Class A (A) (B)	41,500	2,303,665
Vishay Intertechnology, Inc. (B)	117,000	1,648,530

		27,932,112

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 1.8%
Precision Drilling Corp. (B)	827,615	$ 3,459,431
Superior Energy Services, Inc.	325,025	5,817,947

		9,277,378

Equity Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc. (B)	27,550	2,996,614
Brandywine Realty Trust	138,000	2,155,560
CBL & Associates Properties, Inc. (B)	206,750	2,509,945
Community Healthcare Trust, Inc.	109,500	2,400,240
Cousins Properties, Inc.	653,860	6,826,298
DiamondRock Hospitality Co.	221,500	2,015,650
DuPont Fabros Technology, Inc.	29,595	1,220,794
Lexington Realty Trust	108,400	1,116,520
Liberty Property Trust, Series C	43,000	1,735,050
National Retail Properties, Inc.	32,000	1,627,200
Physicians Realty Trust	121,000	2,606,340
Piedmont Office Realty Trust, Inc., Class A	44,500	968,765
Ryman Hospitality Properties, Inc.	50,215	2,418,354
Sabra Healthcare REIT, Inc.	29,000	730,220
SL Green Realty Corp. (B)	64,170	6,936,777
Summit Hotel Properties, Inc.	214,500	2,822,820
Sunstone Hotel Investors, Inc.	199,702	2,554,189

		43,641,336

Food Products - 1.9%
ConAgra Foods, Inc.	16,440	774,489
J&J Snack Foods Corp.	6,000	714,720
Pinnacle Foods, Inc.	161,730	8,113,994

		9,603,203

Health Care Equipment & Supplies - 1.1%
AngioDynamics, Inc. (A)	92,000	1,613,680
Boston Scientific Corp. (A)	160,065	3,809,547

		5,423,227

Health Care Providers & Services - 3.6%
AMN Healthcare Services, Inc. (A)	22,500	717,075
Amsurg Corp., Class A (A) (B)	98,835	6,626,887
Centene Corp. (A)	53,344	3,571,914
HealthSouth Corp. (B)	91,530	3,713,372
PharMerica Corp. (A)	62,000	1,740,340
WellCare Health Plans, Inc. (A)	16,500	1,931,985

		18,301,573

Health Care Technology - 0.3%
Omnicell, Inc. (A)	40,500	1,551,150

Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	15,900	2,326,965
MGM Resorts International (A)	233,110	6,067,853

		8,394,818

Household Durables - 3.0%
Harman International Industries, Inc.	25,500	2,153,475
Helen of Troy, Ltd. (A)	14,500	1,249,465
KB Home (B)	212,700	3,428,724
La-Z-Boy, Inc.	52,000	1,277,120
Newell Brands, Inc.	106,060	5,585,120
Whirlpool Corp.	11,445	1,855,921

		15,549,825

Household Products - 0.5%
Spectrum Brands Holdings, Inc., Class A	17,500	2,409,575

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.1%
Allstate Corp.	15,725	$ 1,087,856
Aspen Insurance Holdings, Ltd.	34,000	1,584,060
Endurance Specialty Holdings, Ltd.	66,025	4,321,336
Selective Insurance Group, Inc.	97,183	3,873,714
United Fire Group, Inc.	87,139	3,687,722
Validus Holdings, Ltd.	29,500	1,469,690
XL Group, Ltd.	144,125	4,846,924

		20,871,302

Internet & Direct Marketing Retail - 0.1%
Nutrisystem, Inc.	25,000	742,250

Internet Software & Services - 0.3%
IAC/InterActiveCorp	25,000	1,561,750

IT Services - 1.8%
CoreLogic, Inc. (A)	35,775	1,403,096
Global Payments, Inc.	23,000	1,765,480
Leidos Holdings, Inc.	111,755	4,836,756
Sykes Enterprises, Inc. (A)	40,000	1,125,200

		9,130,532

Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	23,160	1,299,508

Machinery - 4.0%
Altra Industrial Motion Corp.	39,000	1,129,830
Columbus McKinnon Corp.	1,000	17,840
Crane Co.	23,760	1,497,118
Douglas Dynamics, Inc.	56,500	1,804,610
Ingersoll-Rand PLC	65,185	4,428,669
ITT, Inc.	162,815	5,835,289
Mueller Industries, Inc.	51,300	1,663,146
Oshkosh Corp.	16,000	896,000
Stanley Black & Decker, Inc.	10,955	1,347,246
Watts Water Technologies, Inc., Class A	28,500	1,847,940

		20,467,688

Media - 1.6%
AMC Networks, Inc., Class A (A)	10,500	544,530
CBS Corp., Class B	42,385	2,320,155
Starz, Class A (A)	50,500	1,575,095
TEGNA, Inc.	168,605	3,685,705

		8,125,485

Metals & Mining - 2.2%
Alcoa, Inc.	457,415	4,638,188
ArcelorMittal (A)	576,410	3,481,517
Freeport-McMoRan, Inc.	140,955	1,530,771
Kaiser Aluminum Corp.	17,000	1,470,330

		11,120,806

Multi-Utilities - 2.3%
Black Hills Corp. (B)	15,115	925,340
DTE Energy Co.	16,230	1,520,264
NorthWestern Corp.	59,500	3,423,035
Public Service Enterprise Group, Inc.	140,110	5,866,406

		11,735,045

Multiline Retail - 0.6%
JC Penney Co., Inc. (A)	342,755	3,160,201

Oil, Gas & Consumable Fuels - 6.4%
Alon USA Energy, Inc.	48,500	390,910
Callon Petroleum Co. (A)	68,000	1,067,600

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp., Class A	68,110	$ 3,004,332
Energen Corp.	73,520	4,243,575
Gulfport Energy Corp. (A)	59,900	1,692,175
Hess Corp.	93,985	5,039,476
Newfield Exploration Co. (A)	28,420	1,235,133
Oasis Petroleum, Inc. (A)	99,560	1,141,953
PDC Energy, Inc. (A)	35,220	2,361,853
REX American Resources Corp., Class A (A)	20,500	1,737,580
Targa Resources Corp.	77,860	3,823,705
Tesoro Corp.	57,225	4,552,821
Western Refining, Inc.	106,840	2,826,986

		33,118,099

Paper & Forest Products - 0.6%
Domtar Corp.	55,000	2,042,150
P.H. Glatfelter Co.	42,000	910,560

		2,952,710

Pharmaceuticals - 0.3%
Nektar Therapeutics (A)	99,500	1,709,410

Professional Services - 1.2%
FTI Consulting, Inc. (A)	13,000	579,280
Heidrick & Struggles International, Inc.	87,700	1,626,835
ManpowerGroup, Inc.	36,960	2,670,730
On Assignment, Inc. (A)	41,500	1,506,035

		6,382,880

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	255,785	7,156,864

Road & Rail - 0.5%
AMERCO	7,500	2,431,725

Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc., Class A	76,410	4,924,624
Applied Materials, Inc., Class A	129,740	3,911,661
Brooks Automation, Inc., Class A	129,000	1,755,690
Cohu, Inc.	107,500	1,262,050
Entegris, Inc. (A)	131,000	2,282,020
Lam Research Corp.	34,601	3,277,061
Microsemi Corp. (A)	117,630	4,938,107
MKS Instruments, Inc.	31,700	1,576,441
Qorvo, Inc. (A)	30,000	1,672,200
Sigma Designs, Inc. (A)	179,000	1,394,410
Silicon Motion Technology Corp., ADR	52,500	2,718,975
Xcerra Corp. (A)	252,000	1,527,120
Xilinx, Inc.	35,970	1,954,610

		33,194,969

Software - 0.3%
Activision Blizzard, Inc.	16,305	722,312
TiVo Corp. (A)	44,117	859,399

		1,581,711

Specialty Retail - 1.3%
Abercrombie & Fitch Co., Class A	86,000	1,366,540
American Eagle Outfitters, Inc. (B)	181,500	3,241,590
Express, Inc. (A)	60,750	716,243
Foot Locker, Inc.	20,000	1,354,400
Guess?, Inc. (B)	7,000	102,270

		6,781,043

Technology Hardware, Storage & Peripherals - 0.5%
Western Digital Corp.	44,730	2,615,363

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	82,265	$ 9,090,283
Steven Madden, Ltd., Class B (A)	36,000	1,244,160

		10,334,443

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	90,500	1,516,780
Oritani Financial Corp.	39,000	613,080
Provident Financial Services, Inc.	77,500	1,645,325
TrustCo Bank Corp.	106,000	751,540
United Financial Bancorp, Inc.	129,781	1,796,169
Washington Federal, Inc.	98,500	2,627,980

		8,950,874

Total Common Stocks (Cost $454,009,514)		501,468,102

MASTER LIMITED PARTNERSHIP - 1.0%
Capital Markets - 1.0%
Lazard, Ltd., Class A	137,170	4,987,501

Total Master Limited Partnership (Cost $5,833,299)		4,987,501

SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	33,171,282	33,171,282

Total Securities Lending Collateral (Cost $33,171,282)		33,171,282

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $10,626,347 on 10/03/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 1.30% - 1.50%, due 02/28/2019 - 05/29/2019, and with a total value of $10,842,849.	$ 10,626,320	10,626,320

Total Repurchase Agreement (Cost $10,626,320)		10,626,320

Total Investments (Cost $503,640,415) (D)		550,253,205
Net Other Assets (Liabilities) - (7.0)%		(36,006,149)

Net Assets - 100.0%		$ 514,247,056

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$501,468,102	$—	$—	$501,468,102
Master Limited Partnership	4,987,501	—	—	4,987,501
Securities Lending Collateral	33,171,282	—	—	33,171,282
Repurchase Agreement	—	10,626,320	—	10,626,320

Total Investments	$539,626,885	$10,626,320	$—	$550,253,205

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $32,361,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $503,640,415. Aggregate gross unrealized appreciation and depreciation for all securities is $67,366,899 and $20,754,109, respectively. Net unrealized appreciation for tax purposes is $46,612,790.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc. (A)	82,200	$ 1,445,076
Esterline Technologies Corp. (A)	13,600	1,034,144
HEICO Corp., Class A	72,081	4,361,621
Hexcel Corp.	61,700	2,733,310
Moog, Inc., Class A (A)	59,400	3,536,676
Teledyne Technologies, Inc. (A)	52,200	5,633,946

		18,744,773

Airlines - 0.4%
Allegiant Travel Co., Class A	10,200	1,347,114
Spirit Airlines, Inc. (A)	34,100	1,450,273

		2,797,387

Auto Components - 0.6%
Gentherm, Inc. (A)	34,300	1,077,706
Tenneco, Inc. (A)	50,600	2,948,462

		4,026,168

Banks - 1.1%
CenterState Banks, Inc.	24,500	434,385
Signature Bank (A)	28,500	3,375,825
SVB Financial Group (A)	26,100	2,885,094
Texas Capital Bancshares, Inc. (A)	16,200	889,704

		7,585,008

Beverages - 0.3%
Boston Beer Co., Inc., Class A (A) (B)	15,800	2,453,108

Biotechnology - 5.6%
ACADIA Pharmaceuticals, Inc. (A) (B)	55,100	1,752,731
Acceleron Pharma, Inc. (A) (B)	15,700	568,183
Acorda Therapeutics, Inc. (A)	20,500	428,040
Agios Pharmaceuticals, Inc. (A) (B)	17,500	924,350
Alkermes PLC (A)	22,400	1,053,472
Alnylam Pharmaceuticals, Inc. (A) (B)	13,800	935,364
AMAG Pharmaceuticals, Inc. (A) (B)	23,900	585,789
ARIAD Pharmaceuticals, Inc. (A) (B)	79,100	1,082,879
Bellicum Pharmaceuticals, Inc. (A) (B)	13,900	276,610
BioMarin Pharmaceutical, Inc. (A)	10,700	989,964
Bluebird Bio, Inc. (A) (B)	23,300	1,579,274
Cepheid (A)	41,300	2,176,097
Dyax Corp., CVR (A) (C) (D)	64,300	157,535
Exelixis, Inc. (A)	173,500	2,219,065
Incyte Corp. (A)	28,700	2,706,123
Insmed, Inc. (A) (B)	72,900	1,058,508
Insys Therapeutics, Inc. (A) (B)	19,300	227,547
Ionis Pharmaceuticals, Inc. (A) (B)	27,800	1,018,592
Ligand Pharmaceuticals, Inc., Class B (A) (B)	26,600	2,714,796
Neurocrine Biosciences, Inc. (A)	78,500	3,975,240
Ophthotech Corp. (A) (B)	13,000	599,690
OPKO Health, Inc. (A) (B)	113,200	1,198,788
Prothena Corp. PLC (A) (B)	21,200	1,271,364
Regulus Therapeutics, Inc. (A)	14,900	49,170
Repligen Corp. (A)	33,700	1,017,403
Seattle Genetics, Inc. (A) (B)	33,400	1,803,934
Spark Therapeutics, Inc. (A) (B)	21,700	1,303,302
TESARO, Inc. (A) (B)	32,300	3,237,752
Ultragenyx Pharmaceutical, Inc. (A) (B)	19,400	1,376,236
United Therapeutics Corp. (A) (B)	14,400	1,700,352

		39,988,150

	Shares	Value
COMMON STOCKS (continued)
Building Products - 1.4%
AAON, Inc.	62,950	$ 1,814,219
Lennox International, Inc. (B)	35,200	5,527,456
Patrick Industries, Inc. (A)	42,200	2,613,024

		9,954,699

Capital Markets - 3.4%
Affiliated Managers Group, Inc. (A)	5,000	723,500
CBOE Holdings, Inc.	70,600	4,578,410
E*TRADE Financial Corp. (A)	113,660	3,309,779
FactSet Research Systems, Inc.	19,050	3,088,005
Financial Engines, Inc. (B)	31,300	929,923
MarketAxess Holdings, Inc.	45,500	7,534,345
MSCI, Inc., Class A	48,588	4,078,477
Waddell & Reed Financial, Inc., Class A (B)	5,086	92,362

		24,334,801

Chemicals - 2.2%
GCP Applied Technologies, Inc. (A)	113,000	3,200,160
Minerals Technologies, Inc.	35,200	2,488,288
NewMarket Corp.	8,800	3,778,016
PolyOne Corp.	98,500	3,330,285
Stepan Co.	18,100	1,315,146
WR Grace & Co.	18,800	1,387,440

		15,499,335

Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. (A)	27,100	1,300,258
Healthcare Services Group, Inc.	72,900	2,885,382
Rollins, Inc. (B)	134,525	3,938,892
US Ecology, Inc.	51,600	2,313,744
Waste Connections, Inc.	23,287	1,739,539
West Corp.	30,100	664,608

		12,842,423

Communications Equipment - 1.2%
ARRIS International PLC (A)	124,100	3,515,753
EchoStar Corp., Class A (A)	24,300	1,065,069
NetScout Systems, Inc. (A)	41,800	1,222,650
Plantronics, Inc.	47,400	2,462,904

		8,266,376

Construction & Engineering - 0.2%
Valmont Industries, Inc.	10,300	1,386,071

Consumer Finance - 0.2%
PRA Group, Inc. (A) (B)	38,700	1,336,698

Containers & Packaging - 1.3%
Berry Plastics Group, Inc. (A)	130,100	5,704,885
Graphic Packaging Holding Co.	277,400	3,880,826

		9,585,711

Distributors - 0.7%
Pool Corp.	55,800	5,274,216

Diversified Consumer Services - 1.5%
Capella Education Co.	25,500	1,480,020
Service Corp., International	170,300	4,519,762
ServiceMaster Global Holdings, Inc. (A)	115,700	3,896,776
Sotheby’s, Class A (B)	29,500	1,121,590

		11,018,148

Electrical Equipment - 1.1%
Acuity Brands, Inc.	15,000	3,969,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
AZZ, Inc.	41,900	$ 2,734,813
Generac Holdings, Inc. (A) (B)	23,700	860,310

		7,564,123

Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc. (A)	24,400	1,573,800
Cognex Corp.	79,200	4,186,512
Coherent, Inc. (A)	35,800	3,957,332
OSI Systems, Inc. (A)	30,400	1,987,552
VeriFone Systems, Inc. (A)	37,100	583,954

		12,289,150

Energy Equipment & Services - 0.5%
Core Laboratories NV (B)	5,000	561,650
Dril-Quip, Inc., Class A (A)	22,000	1,226,280
Oceaneering International, Inc.	35,200	968,352
Oil States International, Inc. (A)	18,400	580,888
Tesco Corp., Class B	25,600	208,896

		3,546,066

Equity Real Estate Investment Trusts - 3.4%
CoreSite Realty Corp.	53,500	3,961,140
CubeSmart, Class A	87,400	2,382,524
CyrusOne, Inc.	86,000	4,091,020
Equity Lifestyle Properties, Inc.	67,500	5,209,650
FelCor Lodging Trust, Inc. (B)	270,500	1,739,315
First Industrial Realty Trust, Inc.	77,400	2,184,228
Forest City Realty Trust, Inc., Class A	104,200	2,410,146
Pebblebrook Hotel Trust (B)	38,100	1,013,460
PS Business Parks, Inc.	13,900	1,578,623

		24,570,106

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	56,600	6,800,490

Food Products - 2.1%
Cal-Maine Foods, Inc. (B)	42,000	1,618,680
J&J Snack Foods Corp.	46,400	5,527,168
John B Sanfilippo & Son, Inc.	17,100	877,743
Post Holdings, Inc. (A)	53,100	4,097,727
TreeHouse Foods, Inc. (A) (B)	37,000	3,226,030

		15,347,348

Health Care Equipment & Supplies - 5.3%
Abaxis, Inc.	24,300	1,254,366
Align Technology, Inc. (A)	60,500	5,671,875
Cantel Medical Corp.	42,000	3,275,160
Cooper Cos., Inc.	12,900	2,312,454
DexCom, Inc. (A) (B)	46,900	4,111,254
Halyard Health, Inc. (A)	37,500	1,299,750
ICU Medical, Inc., Class B (A)	29,900	3,778,762
IDEXX Laboratories, Inc. (A)	27,800	3,133,894
Inogen, Inc. (A)	39,400	2,360,060
Masimo Corp. (A)	59,200	3,521,808
Natus Medical, Inc. (A)	58,100	2,282,749
West Pharmaceutical Services, Inc.	62,900	4,686,050

		37,688,182

Health Care Providers & Services - 3.5%
Air Methods Corp. (A) (B)	20,600	648,694
Centene Corp. (A)	73,867	4,946,134
Chemed Corp.	21,200	2,990,684
Corvel Corp. (A)	30,800	1,182,720
HealthSouth Corp. (B)	51,500	2,089,355
MEDNAX, Inc. (A)	27,300	1,808,625

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Surgical Care Affiliates, Inc. (A)	53,700	$ 2,618,412
Team Health Holdings, Inc. (A)	67,200	2,188,032
US Physical Therapy, Inc.	43,300	2,714,910
WellCare Health Plans, Inc. (A)	36,200	4,238,658

		25,426,224

Health Care Technology - 0.3%
Omnicell, Inc. (A)	65,800	2,520,140

Hotels, Restaurants & Leisure - 5.8%
Brinker International, Inc. (B)	66,600	3,358,638
Buffalo Wild Wings, Inc. (A)	13,800	1,942,212
Cheesecake Factory, Inc.	27,900	1,396,674
Choice Hotels International, Inc.	37,500	1,690,500
Churchill Downs, Inc.	24,200	3,541,670
Denny’s Corp. (A)	275,500	2,945,095
Domino’s Pizza, Inc.	51,500	7,820,275
Jack in the Box, Inc.	42,700	4,096,638
Marriott Vacations Worldwide Corp.	49,100	3,600,012
Red Robin Gourmet Burgers, Inc. (A)	11,400	512,316
Six Flags Entertainment Corp.	56,500	3,028,965
Vail Resorts, Inc.	49,800	7,812,624

		41,745,619

Household Durables - 0.6%
Helen of Troy, Ltd. (A)	51,700	4,454,989

Household Products - 0.5%
Spectrum Brands Holdings, Inc., Class A	24,100	3,318,329

Insurance - 0.4%
AmTrust Financial Services, Inc.	101,566	2,725,016

Internet & Direct Marketing Retail - 1.3%
HSN, Inc.	67,900	2,702,420
Liberty TripAdvisor Holdings, Inc., Class A (A)	77,400	1,691,190
Liberty Ventures, Series A (A)	97,300	3,879,351
Shutterfly, Inc. (A)	30,100	1,343,664

		9,616,625

Internet Software & Services - 2.6%
CommerceHub, Inc., Series A (A)	6,990	110,442
CommerceHub, Inc., Series C (A)	16,680	265,379
comScore, Inc. (A) (B)	40,600	1,244,796
CoStar Group, Inc. (A)	12,700	2,749,931
Envestnet, Inc. (A)	38,900	1,417,905
j2 Global, Inc.	33,700	2,244,757
LogMeIn, Inc.	30,400	2,747,856
MercadoLibre, Inc.	10,200	1,886,694
Stamps.com, Inc. (A) (B)	26,100	2,466,711
WebMD Health Corp., Class A (A) (B)	63,900	3,175,830

		18,310,301

IT Services - 6.6%
Blackhawk Network Holdings, Inc. (A)	42,300	1,276,191
Booz Allen Hamilton Holding Corp., Class A	110,200	3,483,422
Broadridge Financial Solutions, Inc.	72,500	4,914,775
Cardtronics PLC, Class A (A)	71,500	3,188,900
CoreLogic, Inc. (A)	92,000	3,608,240
CSRA, Inc.	67,800	1,823,820
DST Systems, Inc.	35,800	4,221,536
EPAM Systems, Inc. (A) (B)	12,700	880,237
Euronet Worldwide, Inc. (A)	53,800	4,402,454
Gartner, Inc. (A)	39,800	3,520,310
Jack Henry & Associates, Inc.	28,500	2,438,175
MAXIMUS, Inc., Class A	104,800	5,927,488

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Perficient, Inc. (A)	20,000	$ 403,000
Travelport Worldwide, Ltd.	117,000	1,758,510
WEX, Inc. (A)	52,800	5,707,152

		47,554,210

Leisure Products - 0.5%
Brunswick Corp., Class B	70,000	3,414,600
Polaris Industries, Inc. (B)	7,200	557,568

		3,972,168

Life Sciences Tools & Services - 2.9%
Bio-Rad Laboratories, Inc., Class A (A)	16,300	2,670,103
Bruker Corp.	60,700	1,374,855
Cambrex Corp. (A)	64,600	2,872,116
Charles River Laboratories International, Inc. (A)	41,200	3,433,608
INC Research Holdings, Inc., Class A (A)	56,500	2,518,770
PAREXEL International Corp. (A)	46,600	3,236,370
PRA Health Sciences, Inc. (A)	34,600	1,955,246
VWR Corp. (A)	100,300	2,844,508

		20,905,576

Machinery - 5.5%
Actuant Corp., Class A	18,300	425,292
Chart Industries, Inc. (A)	11,000	361,130
Graco, Inc., Class A	45,700	3,381,800
Hyster-Yale Materials Handling, Inc.	8,400	505,092
IDEX Corp.	21,500	2,011,755
John Bean Technologies Corp.	74,500	5,255,975
Lincoln Electric Holdings, Inc.	19,000	1,189,780
Lydall, Inc. (A)	30,500	1,559,465
Manitowoc Foodservice, Inc. (A)	49,600	804,512
Middleby Corp. (A)	43,500	5,377,470
Nordson Corp.	39,700	3,955,311
Standex International Corp.	13,700	1,272,319
Sun Hydraulics Corp.	19,900	642,173
Toro Co.	141,600	6,632,544
Wabtec Corp. (B)	30,900	2,522,985
Woodward, Inc.	53,800	3,361,424

		39,259,027

Marine - 0.5%
Kirby Corp. (A)	23,600	1,466,976
Matson, Inc.	44,900	1,790,612

		3,257,588

Media - 1.8%
Cable One, Inc.	7,200	4,204,800
Eros International PLC (A) (B)	25,800	395,256
Gray Television, Inc. (A)	94,500	979,020
Live Nation Entertainment, Inc. (A)	148,300	4,075,284
Starz, Class A (A)	96,400	3,006,716

		12,661,076

Metals & Mining - 0.3%
Compass Minerals International, Inc. (B)	11,900	877,030
Worthington Industries, Inc.	20,000	960,600

		1,837,630

Multiline Retail - 0.4%
Big Lots, Inc. (B)	54,000	2,578,500

Oil, Gas & Consumable Fuels - 3.1%
Carrizo Oil & Gas, Inc. (A)	63,100	2,563,122
Diamondback Energy, Inc. (A)	37,600	3,629,904

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy, Inc. (A) (B)	131,460	$ 395,695
Matador Resources Co. (A) (B)	137,700	3,351,618
Parsley Energy, Inc., Class A (A)	103,900	3,481,689
PDC Energy, Inc. (A)	37,900	2,541,574
Rice Energy, Inc. (A)	58,800	1,535,268
World Fuel Services Corp.	76,500	3,538,890
WPX Energy, Inc. (A)	104,300	1,375,717

		22,413,477

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (A)	9,400	607,898
KapStone Paper and Packaging Corp.	53,000	1,002,760

		1,610,658

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	20,800	1,347,424

Pharmaceuticals - 2.6%
Akorn, Inc., Class A (A) (B)	96,600	2,633,316
Depomed, Inc. (A) (B)	117,900	2,946,321
Innoviva, Inc. (A) (B)	34,600	380,254
Jazz Pharmaceuticals PLC (A)	3,500	425,180
Mallinckrodt PLC (A)	4,795	334,595
Medicines Co. (A) (B)	35,600	1,343,544
Nektar Therapeutics (A) (B)	98,000	1,683,640
Pacira Pharmaceuticals, Inc. (A) (B)	17,000	581,740
Phibro Animal Health Corp., Class A	53,200	1,445,976
Prestige Brands Holdings, Inc. (A)	93,000	4,489,110
TherapeuticsMD, Inc. (A) (B)	191,900	1,306,839
Theravance Biopharma, Inc. (A) (B)	37,384	1,354,796

		18,925,311

Professional Services - 1.6%
Dun & Bradstreet Corp.	25,500	3,483,810
Exponent, Inc.	59,300	3,027,858
Huron Consulting Group, Inc. (A)	37,267	2,227,076
TransUnion (A)	69,400	2,394,300

		11,133,044

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	12,300	1,399,617
Kennedy-Wilson Holdings, Inc.	84,600	1,907,730

		3,307,347

Road & Rail - 1.2%
AMERCO	7,300	2,366,879
Avis Budget Group, Inc. (A)	27,200	930,512
Landstar System, Inc.	27,800	1,892,624
Old Dominion Freight Line, Inc. (A)	53,198	3,649,915

		8,839,930

Semiconductors & Semiconductor Equipment - 3.0%
Cabot Microelectronics Corp., Class A	18,900	999,999
Cavium, Inc. (A)	54,500	3,171,900
Cirrus Logic, Inc. (A)	75,700	4,023,455
Integrated Device Technology, Inc. (A)	144,500	3,337,950
MaxLinear, Inc., Class A (A)	52,700	1,068,229
Microsemi Corp. (A)	120,100	5,041,798
Synaptics, Inc. (A) (B)	43,800	2,565,804
Teradyne, Inc.	59,900	1,292,642

		21,501,777

Software - 8.6%
ACI Worldwide, Inc. (A)	106,100	2,056,218
Aspen Technology, Inc. (A)	71,100	3,326,769

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Blackbaud, Inc.	69,700	$ 4,623,898
CommVault Systems, Inc. (A)	40,800	2,167,704
Computer Modelling Group, Ltd. (B)	120,900	904,020
Descartes Systems Group, Inc. (A)	90,023	1,937,295
Ellie Mae, Inc. (A)	21,300	2,242,890
Fair Isaac Corp.	44,400	5,531,796
Fortinet, Inc. (A)	93,500	3,452,955
Manhattan Associates, Inc. (A)	93,000	5,358,660
Monotype Imaging Holdings, Inc.	32,400	716,364
Pegasystems, Inc.	80,100	2,362,149
Proofpoint, Inc. (A) (B)	45,500	3,405,675
PTC, Inc. (A)	89,700	3,974,607
SS&C Technologies Holdings, Inc.	143,400	4,610,310
Take-Two Interactive Software, Inc. (A) (B)	66,600	3,002,328
Tyler Technologies, Inc. (A)	41,400	7,088,922
Ultimate Software Group, Inc. (A)	22,500	4,598,775

		61,361,335

Specialty Retail - 2.8%
Aaron’s, Inc.	15,450	392,739
Burlington Stores, Inc. (A)	99,500	8,061,490
Children’s Place, Inc. (B)	12,600	1,006,362
Monro Muffler Brake, Inc. (B)	56,250	3,440,812
Murphy USA, Inc. (A)	73,400	5,237,824
Sally Beauty Holdings, Inc. (A) (B)	68,600	1,761,648

		19,900,875

Technology Hardware, Storage & Peripherals - 0.2%
Cray, Inc. (A)	49,700	1,169,938

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	48,200	4,179,422
G-III Apparel Group, Ltd. (A)	49,500	1,442,925
Steven Madden, Ltd., Class B (A)	99,400	3,435,264

		9,057,611

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (A)	206,500	1,652,000
Radian Group, Inc.	123,700	1,676,135

		3,328,135

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (A)	34,300	1,443,001
Watsco, Inc.	14,500	2,043,050

		3,486,051

Total Common Stocks (Cost $605,963,908)		710,424,468

SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (E)	74,848,223	74,848,223

Total Securities Lending Collateral (Cost $74,848,223)		74,848,223

	Principal	Value
REPURCHASE AGREEMENT - 6.6%

State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $47,226,072 on 10/03/2016. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, 1.00% - 1.63%, due 07/31/2019 - 09/30/2019, and with a total value of $48,171,991.

	$ 47,225,954	$ 47,225,954

Total Repurchase Agreement (Cost $47,225,954)		47,225,954

Total Investments (Cost $728,038,085) (F)		832,498,645
Net Other Assets (Liabilities) - (16.3)%		(116,949,606)

Net Assets - 100.0%		$ 715,549,039

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$710,266,933	$—	$157,535	$710,424,468
Securities Lending Collateral	74,848,223	—	—	74,848,223
Repurchase Agreement	—	47,225,954	—	47,225,954

Total Investments	$785,115,156	$47,225,954	$157,535	$832,498,645

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $73,156,548. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $157,535, representing less than 0.1% of the Portfolio’s net assets.

(D)	Security is Level 3 of the fair value hierarchy.
(E)	Rates disclosed reflect the yields at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $728,038,085. Aggregate gross unrealized appreciation and depreciation for all securities is $125,195,281 and $20,734,721, respectively. Net unrealized appreciation for tax purposes is $104,460,560.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 3.0%
United Technologies Corp.	64,380	$ 6,541,008

Biotechnology - 8.1%
BioMarin Pharmaceutical, Inc. (A)	72,485	6,706,312
Gilead Sciences, Inc.	58,765	4,649,487
Incyte Corp. (A)	67,001	6,317,524

		17,673,323

Capital Markets - 6.4%
BlackRock, Inc., Class A	18,694	6,775,827
Charles Schwab Corp.	227,735	7,189,594

		13,965,421

Chemicals - 5.3%
Albemarle Corp.	66,554	5,689,702
Praxair, Inc.	47,370	5,723,717

		11,413,419

Distributors - 3.6%
LKQ Corp. (A)	222,050	7,873,893

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	110,490	7,173,011

Equity Real Estate Investment Trusts - 3.7%
American Tower Corp., Class A	71,445	8,096,862

Health Care Equipment & Supplies - 6.9%
Cooper Cos., Inc.	41,890	7,509,201
Danaher Corp.	94,320	7,393,745

		14,902,946

Health Care Technology - 2.7%
Cerner Corp. (A)	95,866	5,919,726

Household Products - 3.6%
Colgate-Palmolive Co.	106,735	7,913,333

Internet Software & Services - 11.6%
Akamai Technologies, Inc. (A)	89,459	4,740,433
Alphabet, Inc., Class A (A)	14,339	11,529,416
Facebook, Inc., Class A (A)	69,204	8,876,797

		25,146,646

IT Services - 11.5%
Accenture PLC, Class A	64,580	7,889,738
Fiserv, Inc. (A)	87,704	8,723,917
Visa, Inc., Class A	101,914	8,428,288

		25,041,943

Oil, Gas & Consumable Fuels - 6.2%
Enbridge, Inc.	152,555	6,747,507
EOG Resources, Inc.	68,825	6,656,066

		13,403,573

Pharmaceuticals - 3.8%
Roche Holding AG, ADR	266,450	8,251,957

Professional Services - 3.2%
Verisk Analytics, Inc., Class A (A)	84,105	6,836,054

	Shares	Value
COMMON STOCKS (continued)
Software - 3.0%
Adobe Systems, Inc. (A)	59,115	$ 6,416,342

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	81,042	9,161,798

Textiles, Apparel & Luxury Goods - 5.3%
Hanesbrands, Inc.	255,757	6,457,864
NIKE, Inc., Class B	96,846	5,098,942

		11,556,806

Total Common Stocks (Cost $172,122,592)		207,288,061

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $9,968,036 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 07/31/2018, and with a value of $10,169,870.	$ 9,968,011	9,968,011

Total Repurchase Agreement (Cost $9,968,011)		9,968,011

Total Investments (Cost $182,090,603) (C)		217,256,072
Net Other Assets (Liabilities) - (0.0)% (D)		(67,401)

Net Assets - 100.0%		$ 217,188,671

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$207,288,061	$—	$—	$207,288,061
Repurchase Agreement	—	9,968,011	—	9,968,011

Total Investments	$207,288,061	$9,968,011	$—	$217,256,072

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2016.
(C)

Aggregate cost for federal income tax purposes is $182,090,603. Aggregate gross unrealized appreciation and depreciation for all securities is $38,970,275 and $3,804,806, respectively. Net unrealized appreciation for tax purposes is $35,165,469.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 4.3%
BHP Billiton PLC, ADR (A)	21,800	$ 662,284
Challenger, Ltd.	218,277	1,698,982
Coca-Cola Amatil, Ltd.	54,000	423,621
Sonic Healthcare, Ltd.	74,900	1,261,717
South32, Ltd.	523,600	965,777

		5,012,381

Belgium - 1.1%
Groupe Bruxelles Lambert SA	14,200	1,258,897

Denmark - 1.0%
TDC A/S, Class B (B)	209,600	1,232,699

France - 9.9%
Arkema SA	10,393	962,018
Bollore SA	177,400	616,778
Engie SA	128,100	1,984,396
Rexel SA	83,300	1,276,831
Sanofi	27,968	2,125,102
TOTAL SA	23,300	1,103,759
Veolia Environnement SA	89,600	2,063,368
Vivendi SA	76,400	1,540,539

		11,672,791

Germany - 10.1%
Allianz SE, Class A	5,841	866,772
Deutsche Boerse AG (B)	15,700	1,272,480
Infineon Technologies AG	61,500	1,097,085
Merck KGaA	13,400	1,443,722
METRO AG	45,300	1,348,016
SAP SE	21,100	1,918,020
Siemens AG, Class A	17,207	2,014,131
Talanx AG (B)	28,200	859,912
TUI AG	80,000	1,139,975

		11,960,113

Hong Kong - 4.3%
Cheung Kong Property Holdings, Ltd.	177,400	1,294,523
CK Hutchison Holdings, Ltd.	123,500	1,569,942
First Pacific Co., Ltd.	535,250	380,922
Guangdong Investment, Ltd.	950,500	1,509,742
Noble Group, Ltd. (B)	3,082,800	343,613

		5,098,742

Ireland - 1.9%
DCC PLC	6,400	582,749
Ryanair Holdings PLC, ADR	7,185	539,090
Smurfit Kappa Group PLC, Class B	51,421	1,149,499

		2,271,338

Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	44,800	2,061,248

Italy - 4.4%
Azimut Holding SpA	45,300	666,629
Davide Campari (C)	90,400	1,018,554
Eni SpA, Class B	82,496	1,188,053
Mediobanca SpA	186,000	1,209,780
Prysmian SpA	40,385	1,057,946

		5,140,962

	Shares	Value
COMMON STOCKS (continued)
Japan - 25.3%
Astellas Pharma, Inc.	105,400	$ 1,635,490
Bridgestone Corp.	29,900	1,092,741
Coca-Cola East Japan Co., Ltd.	54,100	1,165,707
Daiwa Securities Group, Inc. (A)	276,200	1,537,274
Denka Co., Ltd. (A)	193,000	827,918
Electric Power Development Co., Ltd.	23,100	550,819
FamilyMart UNY Holdings Co., Ltd.	10,100	671,308
FANUC Corp.	8,300	1,392,269
FUJIFILM Holdings Corp.	24,900	912,955
Hitachi, Ltd.	212,300	981,054
Japan Airlines Co., Ltd.	34,200	997,957
Komatsu, Ltd. (A)	40,600	918,860
Kuraray Co., Ltd.	95,200	1,399,765
Mitsubishi Corp.	41,500	935,136
Mitsubishi Heavy Industries, Ltd.	170,100	703,012
MS&AD Insurance Group Holdings, Inc.	55,200	1,518,469
NEC Corp.	545,800	1,394,036
Nippon Telegraph & Telephone Corp.	20,700	941,865
ORIX Corp.	118,400	1,725,122
Resona Holdings, Inc.	252,600	1,051,950
SoftBank Group Corp.	27,600	1,775,131
Sony Corp.	56,300	1,828,272
Square Enix Holdings Co., Ltd.	18,100	619,368
Sumitomo Mitsui Financial Group, Inc.	56,800	1,893,240
Toyota Motor Corp.	24,300	1,384,840

		29,854,558

Macau - 0.6%
MGM China Holdings, Ltd.	434,659	754,282

Mexico - 0.7%
Grupo Televisa SAB, ADR	34,000	873,460

Netherlands - 6.1%
Akzo Nobel NV	16,700	1,131,037
Boskalis Westminster	21,024	748,786
Delta Lloyd NV	187,034	858,697
Heineken Holding NV, Class A	17,243	1,382,625
Koninklijke Philips NV	78,665	2,331,155
Steinhoff International Holdings NV	121,400	694,915

		7,147,215

Republic of Korea - 0.9%
Samsung Electronics Co., Ltd.	530	769,002
SK Telecom Co., Ltd.	1,373	281,743

		1,050,745

Singapore - 1.1%
DBS Group Holdings, Ltd.	118,700	1,339,586

Spain - 1.2%
Aena SA (D)	9,500	1,401,210

Sweden - 3.2%
Investor AB, Class B	45,178	1,652,019
Svenska Cellulosa AB SCA, Class B	26,930	799,851
Telefonaktiebolaget LM Ericsson, Class B	189,512	1,368,521

		3,820,391

Switzerland - 4.4%
GAM Holding AG (B)	45,445	434,102
Nestle SA	22,679	1,787,007
Novartis AG	23,580	1,854,361
UBS Group AG	85,100	1,158,902

		5,234,372

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 13.8%
Aviva PLC	227,360	$ 1,298,120
Barclays PLC	361,300	785,805
British Land Co. PLC, REIT	100,000	819,814
GKN PLC	439,600	1,825,029
HSBC Holdings PLC	187,300	1,380,047
IG Group Holdings PLC	38,893	439,081
Imperial Brands PLC	24,199	1,246,309
Inchcape PLC	108,987	930,220
Johnson Matthey PLC	22,523	961,623
Kingfisher PLC	234,014	1,143,202
National Grid PLC, Class B	56,518	799,953
Savills PLC	28,100	260,780
Sky PLC	102,358	1,186,081
UBM PLC	85,620	792,371
Unilever PLC	25,093	1,188,600
Vodafone Group PLC	413,344	1,188,038

		16,245,073

United States - 1.2%
Flex, Ltd. (B)	78,400	1,067,808
FMC Technologies, Inc. (B)	12,400	367,908

		1,435,716

Total Common Stocks (Cost $119,086,752)		114,865,779

PREFERRED STOCK - 0.8%
Republic of Korea - 0.8%
Hyundai Motor Co.
4.19% (E)	10,300	939,892

Total Preferred Stock (Cost $997,395)		939,892

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (E)	3,952,924	3,952,924

Total Securities Lending Collateral (Cost $3,952,924)		3,952,924

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $1,838,226 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.30%, due 05/29/2019, and with a value of $1,879,350.	$ 1,838,221	1,838,221

Total Repurchase Agreement (Cost $1,838,221)		1,838,221

Total Investments (Cost $125,875,292) (F)		121,596,816
Net Other Assets (Liabilities) - (3.0)%		(3,488,970)

Net Assets - 100.0%		$ 118,107,846

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.5%	$ 9,119,923
Banks	6.3	7,660,408
Diversified Financial Services	5.5	6,715,942
Industrial Conglomerates	5.3	6,497,977
Capital Markets	4.5	5,508,468
Insurance	4.4	5,401,970
Chemicals	4.3	5,282,361
Multi-Utilities	4.0	4,847,717
Media	3.6	4,392,451
Beverages	3.3	3,990,507
Wireless Telecommunication Services	2.7	3,244,912
Technology Hardware, Storage & Peripherals	2.5	3,075,993
Machinery	2.5	3,014,141
Auto Components	2.4	2,917,770
Trading Companies & Distributors	2.1	2,555,580
Software	2.1	2,537,388
Household Durables	2.1	2,523,187
Automobiles	1.9	2,324,732
Oil, Gas & Consumable Fuels	1.9	2,291,812
Diversified Telecommunication Services	1.8	2,174,564
Electronic Equipment, Instruments & Components	1.7	2,048,862
Food & Staples Retailing	1.7	2,019,324
Hotels, Restaurants & Leisure	1.6	1,894,257
Food Products	1.5	1,787,007
Metals & Mining	1.3	1,628,061
Real Estate Management & Development	1.3	1,555,303
Airlines	1.3	1,537,047
Water Utilities	1.2	1,509,742
Transportation Infrastructure	1.1	1,401,210
Communications Equipment	1.1	1,368,521
Health Care Providers & Services	1.0	1,261,717
Tobacco	1.0	1,246,309
Personal Products	1.0	1,188,600
Containers & Packaging	0.9	1,149,499
Specialty Retail	0.9	1,143,202
Semiconductors & Semiconductor Equipment	0.9	1,097,085
Electrical Equipment	0.9	1,057,946
Distributors	0.8	930,220
Equity Real Estate Investment Trusts	0.7	819,814
Household Products	0.7	799,851
Construction & Engineering	0.6	748,786
Air Freight & Logistics	0.5	616,778
Independent Power & Renewable Electricity Producers	0.5	550,819
Energy Equipment & Services	0.3	367,908

Investments, at Value	95.2	115,805,671
Short-Term Investments	4.8	5,791,145

Total Investments	100.0%	$ 121,596,816

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,571,798	$109,293,981	$—	$114,865,779
Preferred Stock	—	939,892	—	939,892
Securities Lending Collateral	3,952,924	—	—	3,952,924
Repurchase Agreement	—	1,838,221	—	1,838,221

Total Investments	$9,524,722	$112,072,094	$—	$121,596,816

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $3,771,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $1,018,554, representing 0.9% of the Portfolio’s net assets.

(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of the 144A security is $1,401,210, representing 1.2% of the Portfolio’s net assets.

(E)	Rates disclosed reflect the yields at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $125,875,292. Aggregate gross unrealized appreciation and depreciation for all securities is $11,271,882 and $15,550,358, respectively. Net unrealized depreciation for tax purposes is $4,278,476.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.8%
Cayman Islands - 1.3%
Callidus Debt Partners CLO Fund VI, Ltd.
Series 6A, Class A1T,
0.97% (A), 10/23/2021 (B)	$ 238,016	$ 235,474
CIFC Funding, Ltd.
Series 2006-2A, Class B1L,
2.44% (A), 03/01/2021 (B)	250,000	246,640
Muir Grove CLO, Ltd.
Series 2007-1A, Class B,
2.71% (A), 03/25/2020 (B)	600,000	600,179

		1,082,293

United States - 10.5%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	250,000	251,998
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.65%, 03/16/2020 (B)	400,000	401,806
Series 2015-1, Class A4,
1.66%, 09/15/2020 (B)	100,000	100,579
BMW Vehicle Lease Trust
Series 2015-2, Class A4,
1.55%, 02/20/2019	60,000	60,094
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	610,716
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	300,665
Capital Auto Receivables Asset Trust
Series 2015-1, Class A3,
1.61%, 06/20/2019	230,000	230,988
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
0.90% (A), 01/18/2022	500,000	501,355
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	180,969
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	199,711
CarMax Auto Owner Trust
Series 2014-4, Class A4,
1.81%, 07/15/2020	260,000	262,764
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	182,156
Series 2016-2, Class A3,
1.52%, 02/16/2021	100,000	100,629
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	50,247	50,621
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	200,585
Series 2016-A5, Class A5,
1.27%, 07/15/2021	150,000	149,994
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.76%, 12/16/2019 (B)	200,000	200,809
Citibank Credit Card Issuance Trust
Series 2013-A2, Class A2,
0.81% (A), 05/26/2020	261,000	261,419
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	132,940

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	$ 190,000	$ 192,311
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	222,506
Series 2014-A1, Class A1,
0.95% (A), 07/15/2021	510,000	512,112
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	204,263
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	140,789
GM Financial Automobile Leasing Trust
Series 2015-3, Class A4,
1.81%, 11/20/2019	130,000	130,706
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	150,201
GSAMP Trust
Series 2005-SEA2, Class A1,
0.88% (A), 01/25/2045 (B)	38,686	38,345
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4,
1.55%, 10/15/2021	410,000	412,170
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	302,291
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4,
1.68%, 04/15/2020 (B)	200,000	200,823
Series 2016-C, Class A4,
1.65%, 07/15/2020 (B)	100,000	100,049
Hyundai Auto Receivables Trust
Series 2013-A, Class B,
1.13%, 09/17/2018	210,000	210,120
Series 2014-A, Class A4,
1.32%, 08/15/2019	180,000	180,391
Series 2015-A, Class A4,
1.37%, 07/15/2020	180,000	180,558
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	140,000	141,544
Nissan Auto Lease Trust
Series 2016-A, Class A4,
1.65%, 10/15/2021	150,000	150,577
Series 2016-B, Class A4,
1.61%, 01/18/2022	100,000	100,090
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4,
1.43%, 05/21/2021 (B)	110,000	110,035
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A,
1.60%, 04/15/2021	130,000	130,594
Series 2016-1, Class A,
2.04%, 03/15/2022	200,000	202,965
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	100,978
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	220,978
USAA Auto Owner Trust
Series 2015-1, Class A4,
1.54%, 11/16/2020	100,000	100,670
World Omni Auto Receivables Trust
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	81,112

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
World Omni Auto Receivables Trust (continued)
Series 2016-B, Class A4,
1.48%, 11/15/2022	$ 150,000	$ 149,979

		9,047,955

Total Asset-Backed Securities (Cost $10,054,135)		10,130,248

CORPORATE DEBT SECURITIES - 47.0%
Australia - 1.4%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	175,000	177,389
Commonwealth Bank of Australia
1.38%, 09/06/2018 (B)	260,000	259,719
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	400,000	400,609
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (B)	188,000	190,732
Westpac Banking Corp.
1.60%, 08/19/2019	150,000	150,007

		1,178,456

Canada - 1.7%
Bank of Montreal
1.80%, 07/31/2018, MTN	170,000	171,264
Bank of Nova Scotia
1.65%, 06/14/2019	160,000	160,283
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	135,000	135,001
Royal Bank of Canada
1.80%, 07/30/2018, MTN	230,000	231,590
Thomson Reuters Corp.
1.30%, 02/23/2017	119,000	119,061
1.65%, 09/29/2017	129,000	129,320
Toronto-Dominion Bank
1.45%, 09/06/2018, MTN	225,000	225,394
2.25%, 11/05/2019, MTN	175,000	178,533
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018 (C)	132,000	132,529

		1,482,975

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
1.63%, 11/28/2017	205,000	205,325

France - 0.9%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (B)	200,000	200,216
BPCE SA
1.63%, 02/10/2017, MTN (C)	250,000	250,362
Electricite de France SA
2.35%, 10/13/2020 (B) (C)	80,000	81,583
Sanofi
1.25%, 04/10/2018	240,000	240,479

		772,640

Ireland - 0.2%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	210,000	209,892

Japan - 1.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (B)	200,000	200,284
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/2021 (C)	245,000	244,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan (continued)
Mitsubishi UFJ Trust & Banking Corp.
1.60%, 10/16/2017 (B)	$ 207,000	$ 207,259
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (B)	200,000	199,908
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/2017, MTN	250,000	249,973
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/2021	120,000	123,332

		1,225,116

Jersey, Channel Islands - 0.6%
UBS Group Funding Jersey, Ltd.
2.65%, 02/01/2022 (B)	280,000	279,479
2.95%, 09/24/2020 (B)	240,000	245,861

		525,340

Luxembourg - 0.3%
Actavis Funding SCS
2.35%, 03/12/2018	215,000	217,217

Netherlands - 2.6%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	210,000	214,316
ING Bank NV
1.65%, 08/15/2019 (B) (C)	200,000	199,824
2.05%, 08/17/2018 (B)	250,000	251,828
2.70%, 08/17/2020 (B)	300,000	308,206
Mylan NV
2.50%, 06/07/2019 (B)	162,000	163,439
Shell International Finance BV
1.38%, 05/10/2019 - 09/12/2019	295,000	294,182
1.63%, 11/10/2018 (C)	141,000	141,407
1.75%, 09/12/2021	125,000	124,310
2.13%, 05/11/2020	110,000	111,660
Siemens Financieringsmaatschappij NV
1.45%, 05/25/2018 (B)	240,000	240,819
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	145,000	144,672

		2,194,663

New Zealand - 0.4%
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (B)	310,000	308,596

Norway - 0.3%
Statoil ASA
1.25%, 11/09/2017	162,000	161,899
1.95%, 11/08/2018	118,000	119,157

		281,056

Switzerland - 1.2%
Credit Suisse AG
1.38%, 05/26/2017, MTN	256,000	255,722
1.70%, 04/27/2018	230,000	230,175
UBS AG
1.38%, 08/14/2017, MTN	250,000	249,982
1.80%, 03/26/2018, MTN	250,000	250,498

		986,377

United Kingdom - 2.3%
AstraZeneca PLC
1.75%, 11/16/2018	160,000	161,230
BAT International Finance PLC
1.85%, 06/15/2018 (B)	180,000	181,588

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
BP Capital Markets PLC
1.67%, 02/13/2018	$ 85,000	$ 85,329
2.52%, 01/15/2020	149,000	153,036
British Telecommunications PLC
5.95%, 01/15/2018	151,000	159,745
Lloyds Bank PLC
1.75%, 05/14/2018	220,000	220,650
2.00%, 08/17/2018	250,000	251,094
Santander UK PLC
1.65%, 09/29/2017	323,000	323,262
2.50%, 03/14/2019	140,000	142,087
Standard Chartered PLC
2.10%, 08/19/2019 (B)	175,000	174,930
Vodafone Group PLC
5.63%, 02/27/2017	155,000	157,578

		2,010,529

United States - 33.5%
Abbott Laboratories
2.00%, 03/15/2020	300,000	305,303
AbbVie, Inc.
1.75%, 11/06/2017	174,000	174,572
1.80%, 05/14/2018	210,000	210,858
Aetna, Inc.
1.90%, 06/07/2019	222,000	224,037
Air Lease Corp.
2.13%, 01/15/2018	183,000	183,915
Altria Group, Inc.
2.63%, 01/14/2020	213,000	220,348
American Express Credit Corp.
1.55%, 09/22/2017, MTN (C)	97,000	97,132
1.80%, 07/31/2018, MTN	230,000	231,342
American Honda Finance Corp.
1.20%, 07/14/2017, MTN	111,000	110,903
2.25%, 08/15/2019, MTN	250,000	256,203
AmerisourceBergen Corp.
1.15%, 05/15/2017	305,000	304,805
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	280,000	282,703
Apple, Inc.
1.10%, 08/02/2019	170,000	169,332
Applied Materials, Inc.
2.63%, 10/01/2020	350,000	362,373
AT&T, Inc.
2.30%, 03/11/2019	330,000	335,539
Automatic Data Processing, Inc.
2.25%, 09/15/2020	310,000	319,714
AutoZone, Inc.
1.63%, 04/21/2019	100,000	100,338
Bank of America Corp.
1.95%, 05/12/2018, MTN	228,000	229,263
2.60%, 01/15/2019	405,000	412,904
Baxalta, Inc.
2.00%, 06/22/2018	170,000	170,421
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	200,000	199,811
BB&T Corp.
1.60%, 08/15/2017, MTN	310,000	311,031
Becton Dickinson and Co.
1.45%, 05/15/2017	148,000	148,245
1.80%, 12/15/2017	164,000	164,747
Berkshire Hathaway Finance Corp.
1.70%, 03/15/2019	100,000	100,918
Black Hills Corp.
2.50%, 01/11/2019	270,000	274,037
BMW US Capital LLC
1.45%, 09/13/2019 (B)	130,000	130,062

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Capital One NA
2.35%, 08/17/2018	$ 250,000	$ 253,043
Cardinal Health, Inc.
1.95%, 06/15/2018	110,000	111,040
Caterpillar Financial Services Corp.
2.25%, 12/01/2019, MTN	219,000	223,660
Celgene Corp.
2.13%, 08/15/2018	170,000	171,816
Charles Schwab Corp.
1.50%, 03/10/2018	240,000	240,874
Chevron Corp.
1.37%, 03/02/2018	250,000	250,441
1.79%, 11/16/2018	151,000	152,563
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
1.70%, 05/01/2018 (B)	100,000	99,903
Cisco Systems, Inc.
1.65%, 06/15/2018	200,000	201,642
Citigroup, Inc.
1.85%, 11/24/2017	131,000	131,409
2.05%, 12/07/2018	350,000	352,650
Citizens Bank NA
1.60%, 12/04/2017, MTN	250,000	249,879
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	170,000	171,012
Comerica, Inc.
2.13%, 05/23/2019	195,000	196,672
Compass Bank
1.85%, 09/29/2017	316,000	315,615
Corning, Inc.
1.50%, 05/08/2018	160,000	159,560
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	155,000	154,138
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (B)	409,000	420,644
Discover Bank
2.60%, 11/13/2018	100,000	101,501
Dominion Resources, Inc.
1.60%, 08/15/2019	60,000	59,888
1.90%, 06/15/2018	240,000	241,228
Duke Energy Corp.
1.80%, 09/01/2021	320,000	318,290
eBay, Inc.
2.50%, 03/09/2018	100,000	101,414
ELI Lilly & Co.
1.25%, 03/01/2018	125,000	125,280
Energy Transfer Partners, LP
2.50%, 06/15/2018	110,000	110,720
Entergy Corp.
4.70%, 01/15/2017	329,000	331,065
Enterprise Products Operating LLC
1.65%, 05/07/2018	220,000	220,080
Express Scripts Holding Co.
1.25%, 06/02/2017	100,000	100,028
Exxon Mobil Corp.
1.71%, 03/01/2019	260,000	262,772
Fifth Third Bank
2.15%, 08/20/2018, MTN	350,000	354,513
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	219,000	219,159
3.16%, 08/04/2020	350,000	360,726
General Electric Co.
2.20%, 01/09/2020, MTN	188,000	192,740
General Motors Financial Co., Inc.
2.40%, 05/09/2019	165,000	165,930

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Gilead Sciences, Inc.
1.95%, 03/01/2022	$ 225,000	$ 225,491
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	498,000	503,504
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B)	91,000	91,729
2.85%, 10/05/2018 (B)	68,000	69,284
Huntington Bancshares, Inc.
3.15%, 03/14/2021	100,000	103,665
Huntington National Bank
2.20%, 11/06/2018	250,000	253,122
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	219,000	225,088
Intel Corp.
1.35%, 12/15/2017	260,000	260,812
JM Smucker Co.
1.75%, 03/15/2018	280,000	281,697
Johnson Controls, Inc.
1.40%, 11/02/2017	104,000	104,310
JPMorgan Chase & Co.
1.70%, 03/01/2018, MTN	473,000	474,440
2.55%, 03/01/2021	180,000	183,303
KeyBank NA
2.35%, 03/08/2019	250,000	254,707
KeyCorp
2.30%, 12/13/2018, MTN	184,000	186,891
Kilroy Realty, LP
4.80%, 07/15/2018	64,000	66,910
Kinder Morgan, Inc.
2.00%, 12/01/2017	186,000	186,103
KLA-Tencor Corp.
2.38%, 11/01/2017	162,000	163,098
Kraft Heinz Foods Co.
2.00%, 07/02/2018	300,000	302,768
Kroger Co.
1.50%, 09/30/2019, MTN (D)	130,000	129,782
2.00%, 01/15/2019	160,000	162,038
L-3 Communications Corp.
1.50%, 05/28/2017	148,000	148,112
Lockheed Martin Corp.
1.85%, 11/23/2018	180,000	182,156
Manufacturers & Traders Trust Co.
1.40%, 07/25/2017	337,000	337,628
McDonald’s Corp.
2.10%, 12/07/2018, MTN	230,000	233,513
Medtronic, Inc.
2.50%, 03/15/2020	131,000	135,492
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (B)	225,000	224,857
Microsoft Corp.
1.10%, 08/08/2019 (C)	155,000	154,506
1.30%, 11/03/2018	250,000	251,220
1.55%, 08/08/2021	100,000	99,591
Molson Coors Brewing Co.
1.45%, 07/15/2019	155,000	154,551
Monsanto Co.
1.15%, 06/30/2017	344,000	342,692
Morgan Stanley
1.88%, 01/05/2018	190,000	190,776
2.20%, 12/07/2018, MTN	20,000	20,209
2.45%, 02/01/2019, MTN	250,000	254,505
5.45%, 01/09/2017, MTN	241,000	243,647
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/2019	130,000	131,151
NetApp, Inc.
2.00%, 12/15/2017	200,000	200,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
New York Life Global Funding
1.55%, 11/02/2018 (B)	$ 100,000	$ 100,513
Newell Brands, Inc.
2.60%, 03/29/2019	170,000	173,815
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	130,000	130,236
1.65%, 09/01/2018	85,000	85,336
2.30%, 04/01/2019	130,000	132,063
Oracle Corp.
1.20%, 10/15/2017	260,000	260,010
PACCAR Financial Corp.
1.45%, 03/09/2018, MTN	130,000	130,677
1.75%, 08/14/2018, MTN	150,000	151,669
PepsiCo, Inc.
1.25%, 04/30/2018	140,000	140,303
Pfizer, Inc.
1.45%, 06/03/2019 (C)	159,000	159,942
Philip Morris International, Inc.
1.25%, 11/09/2017	240,000	240,174
PNC Financial Services Group, Inc.
5.63%, 02/01/2017	230,000	233,309
PPG Industries, Inc.
2.30%, 11/15/2019	171,000	173,858
Pricoa Global Funding I
1.90%, 09/21/2018 (B)	210,000	212,618
Procter & Gamble Co.
1.90%, 11/01/2019	180,000	183,658
Qualcomm, Inc.
1.40%, 05/18/2018 (C)	110,000	110,176
Regions Bank
2.25%, 09/14/2018	290,000	292,322
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	152,181
Santander Holdings USA, Inc.
2.70%, 05/24/2019	250,000	253,122
Southern California Edison Co.
1.13%, 05/01/2017	172,000	171,975
Southern Co.
1.30%, 08/15/2017	239,000	239,166
Southern Power Co.
1.50%, 06/01/2018	160,000	160,174
Southwest Airlines Co.
2.65%, 11/05/2020	310,000	318,139
2.75%, 11/06/2019	163,000	168,155
St. Jude Medical, Inc.
2.00%, 09/15/2018	110,000	111,157
2.80%, 09/15/2020	130,000	134,004
Stryker Corp.
2.00%, 03/08/2019	165,000	167,074
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	132,877
3.50%, 01/20/2017	168,000	168,852
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	121,000	122,352
Toyota Motor Credit Corp.
1.45%, 01/12/2018, MTN	154,000	154,577
United Technologies Corp.
1.78% (E), 05/04/2018	150,000	150,818
UnitedHealth Group, Inc.
1.40%, 12/15/2017	179,000	179,520
1.90%, 07/16/2018	100,000	101,057
US Bank NA
1.38%, 09/11/2017	250,000	250,334
Valspar Corp.
6.05%, 05/01/2017	118,000	121,288
Verizon Communications, Inc.
2.63%, 02/21/2020	240,000	246,818

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Visa, Inc.
1.20%, 12/14/2017	$ 390,000	$ 390,940
WEA Finance LLC / Westfield UK & Europe Finance PLC
1.75%, 09/15/2017 (B)	200,000	200,362
Wells Fargo & Co.
2.10%, 05/08/2017, MTN	496,000	498,143
Whirlpool Corp.
1.65%, 11/01/2017	162,000	162,457
WM Wrigley Jr. Co.
1.40%, 10/21/2016 (B)	205,000	205,055
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/2018	150,000	151,002
Zoetis, Inc.
1.88%, 02/01/2018	172,000	172,542

		28,881,359

Total Corporate Debt Securities (Cost $40,168,972)		40,479,541

MORTGAGE-BACKED SECURITIES - 9.1%
Cayman Islands - 0.3%
PFP, Ltd.
Series 2015-2, Class C,
3.78% (A), 07/14/2034 (B)	240,000	234,174

United States - 8.8%
Banc of America Commercial Mortgage Trust
Series 2007-1, Class A1A,
5.43%, 01/15/2049	112,578	113,198
Series 2007-1, Class A4,
5.45%, 01/15/2049	166,313	166,969
Series 2007-3, Class A1A,
5.72% (A), 06/10/2049	21,514	21,833
Series 2007-3, Class A4,
5.72% (A), 06/10/2049	23,803	24,092
Series 2007-4, Class A4,
5.94% (A), 02/10/2051	72,370	73,833
Banc of America Re-REMIC Trust
Series 2009-UB2, Class A4AA,
5.82% (A), 02/24/2051 (B)	102,176	102,822
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (A), 09/11/2042	210,000	211,011
Series 2007-T26, Class A4,
5.47% (A), 01/12/2045	580,025	585,338
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A,
5.29% (A), 12/11/2049	255,547	257,227
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	430,000	430,367
Series 2007-CD5, Class AJ,
6.32% (A), 11/15/2044	230,000	231,061
Series 2007-CD5, Class AJA,
6.32% (A), 11/15/2044	150,000	150,417
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A1A,
5.90% (A), 12/10/2049	393,831	401,128
Series 2007-C6, Class A4,
5.90% (A), 12/10/2049	390,000	397,073

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.48% (A), 04/15/2047	$ 245,849	$ 247,860
COMM Mortgage Trust
Series 2010-RR1, Class GEA,
5.54% (A), 12/11/2049 (B)	327,439	329,732
CSMC Trust
Series 2009-RR1, Class A3A,
5.38%, 02/15/2040 (B)	102,150	102,179
Series 2009-RR3, Class A5A,
5.34% (A), 12/15/2043 (B)	200,000	199,942
Series 2010-RR5, Class 2A,
5.34% (A), 12/16/2043 (B)	360,000	359,670
DBRR Trust
Series 2011-C32, Class A3A,
5.36% (A), 06/17/2049 (B)	350,000	354,034
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B,
4.97%, 12/10/2041	77,177	78,656
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class B,
5.02% (A), 01/12/2037	311,612	320,619
Series 2007-LD12, Class A4,
5.88% (A), 02/15/2051	232,371	237,443
Series 2007-LDPX, Class A3,
5.42%, 01/15/2049	75,072	75,630
JPMorgan Chase Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA,
5.94% (A), 06/18/2049 (B)	155,814	156,261
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR1, Class A4B2,
1.00% (A), 03/18/2051 (B)	100,000	98,853
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2,
6.29% (A), 04/15/2041	54,868	57,251
ML-CFC Commercial Mortgage Trust
Series 2007-5, Class A4,
5.38%, 08/12/2048	36,123	36,298
Series 2007-9, Class A4,
5.70%, 09/12/2049	110,110	113,477
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.36%, 03/15/2044	312,017	313,896
Series 2007-T25, Class A3,
5.51% (A), 11/12/2049	26,125	26,192
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.99% (A), 08/12/2045 (B)	294,473	297,659
Series 2010-GG10, Class A4A,
5.99% (A), 08/15/2045 (B)	170,140	171,980
TIAA CMBS I Trust
Series 2001-C1A, Class L,
5.77%, 06/19/2033 (B)	30,347	30,338
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.48% (A), 08/15/2039	240,000	242,607
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A3,
6.01% (A), 06/15/2045	4,486	4,484

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2006-C29, Class A4,
5.31%, 11/15/2048	$ 40,747	$ 40,713
Series 2007-C30, Class A5,
5.34%, 12/15/2043	470,000	472,999
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16, Class 2A1,
2.85% (A), 02/25/2034	101,117	102,637

		7,637,779

Total Mortgage-Backed Securities (Cost $8,095,038)		7,871,953

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
Federal National Mortgage Association
1.07%, 11/25/2016	190	190
Government National Mortgage Association
2.00%, 05/16/2049	139,812	139,531
2.07% (A), 07/16/2048	66,244	66,009
2.50%, 09/16/2056	59,025	59,922

Total U.S. Government Agency Obligations (Cost $267,123)		265,652

U.S. GOVERNMENT OBLIGATIONS - 30.3%
U.S. Treasury Bond
2.50%, 05/15/2046	390,000	403,650
U.S. Treasury Note
0.38%, 10/31/2016	3,475,000	3,475,646
0.50%, 02/28/2017	870,000	870,497
0.75%, 01/31/2018 - 09/15/2019	14,365,700	14,366,019
1.13%, 08/31/2021 - 09/30/2021	623,000	622,233
1.38%, 08/31/2023 - 09/30/2023	1,055,000	1,051,574
1.50%, 08/15/2026	314,000	310,946
1.63%, 07/31/2020	4,496,000	4,593,824
1.75%, 01/31/2023	378,000	386,933

Total U.S. Government Obligations (Cost $25,987,925)		26,081,322

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (F)	1,212,825	1,212,825

Total Securities Lending Collateral (Cost $1,212,825)		1,212,825

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (F), dated 09/30/2016, to be repurchased at $2,391,107 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 06/08/2018, and with a value of $2,439,113.	$ 2,391,101	2,391,101

Total Repurchase Agreement (Cost $2,391,101)		2,391,101

Value
Total Investments (Cost $88,177,119) (G)	$ 88,432,642
Net Other Assets (Liabilities) - (2.7)%	(2,289,942)

Net Assets - 100.0%	$ 86,142,700

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS: (H)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	90	12/30/2016	$17,835	$—
5-Year U.S. Treasury Note	Short	(26)	12/30/2016	—	(7,207)
10-Year U.S. Treasury Note	Short	(25)	12/20/2016	—	(5,518)
U.S. Treasury Bond	Short	(1)	12/20/2016	—	(2,471)
U.S. Treasury Bond	Short	(2)	12/20/2016	8,230	—

Total				$26,065	$(15,196)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	29.5%	$ 26,081,322
Banks	13.9	12,261,039
Asset-Backed Securities	11.5	10,130,248
Mortgage-Backed Securities	8.9	7,871,953
Capital Markets	3.4	2,965,232
Oil, Gas & Consumable Fuels	3.1	2,777,103
Consumer Finance	2.2	1,989,265
Pharmaceuticals	2.2	1,964,925
Electric Utilities	1.9	1,709,776
Health Care Equipment & Supplies	1.5	1,317,024
Health Care Providers & Services	1.2	1,020,487
Technology Hardware, Storage & Peripherals	1.1	951,429
Semiconductors & Semiconductor Equipment	1.0	896,459
Tobacco	0.9	794,291
Food Products	0.9	789,520
Biotechnology	0.9	782,737
Software	0.9	765,327
Diversified Telecommunication Services	0.8	742,102
Insurance	0.7	638,906
Chemicals	0.7	637,838
Beverages	0.7	577,557
Multi-Utilities	0.6	515,265
Diversified Financial Services	0.6	498,257
Airlines	0.5	486,294
Aerospace & Defense	0.5	481,086
Equity Real Estate Investment Trusts	0.5	458,004
Automobiles	0.5	450,130
Machinery	0.5	448,748
Industrial Conglomerates	0.5	433,559
Household Durables	0.4	336,272
IT Services	0.4	319,714
Internet Software & Services	0.3	306,739
Food & Staples Retailing	0.3	291,820
U.S. Government Agency Obligations	0.3	265,652
Media	0.3	248,381
Hotels, Restaurants & Leisure	0.3	233,513
Communications Equipment	0.2	201,642
Trading Companies & Distributors	0.2	183,915
Household Products	0.2	183,658
Metals & Mining	0.2	177,389
Electronic Equipment, Instruments & Components	0.2	159,560
Wireless Telecommunication Services	0.2	157,578
Life Sciences Tools & Services	0.1	122,352
Auto Components	0.1	104,310
Specialty Retail	0.1	100,338

Investments, at Value	95.9	84,828,716
Short-Term Investments	4.1	3,603,926

Total Investments	100.0%	$ 88,432,642

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$10,130,248	$—	$10,130,248
Corporate Debt Securities	—	40,479,541	—	40,479,541
Mortgage-Backed Securities	—	7,871,953	—	7,871,953
U.S. Government Agency Obligations	—	265,652	—	265,652
U.S. Government Obligations	—	26,081,322	—	26,081,322
Securities Lending Collateral	1,212,825	—	—	1,212,825
Repurchase Agreement	—	2,391,101	—	2,391,101

Total Investments	$1,212,825	$87,219,817	$—	$88,432,642

Other Financial Instruments
Futures Contracts (J)	$26,065	$—	$—	$26,065

Total Other Financial Instruments	$26,065	$—	$—	$26,065

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(15,196)	$—	$—	$(15,196)

Total Other Financial Instruments	$(15,196)	$—	$—	$(15,196)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $11,090,555, representing 12.9% of the Portfolio’s net assets.

(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,187,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2016.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2016; the maturity date disclosed is the ultimate maturity date.
(F)	Rates disclosed reflect the yields at September 30, 2016.
(G)

Aggregate cost for federal income tax purposes is $88,177,119. Aggregate gross unrealized appreciation and depreciation for all securities is $511,294 and $255,771, respectively. Net unrealized appreciation for tax purposes is $255,523.

(H)	Cash in the amount of $79,218 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.3%
Orbital ATK, Inc.	33,798	$ 2,576,422
Textron, Inc.	46,490	1,847,977

		4,424,399

Airlines - 1.0%
Alaska Air Group, Inc.	29,316	1,930,752

Beverages - 1.1%
Monster Beverage Corp. (A)	14,500	2,128,745

Biotechnology - 1.3%
BioMarin Pharmaceutical, Inc. (A)	27,441	2,538,841

Building Products - 1.5%
Masco Corp.	85,416	2,930,623

Capital Markets - 4.3%
Affiliated Managers Group, Inc. (A)	14,757	2,135,338
Moody’s Corp.	34,293	3,713,246
TD Ameritrade Holding Corp.	68,911	2,428,424

		8,277,008

Commercial Services & Supplies - 1.0%
Waste Connections, Inc.	26,279	1,963,041

Communications Equipment - 1.1%
Ciena Corp. (A)	98,170	2,140,106

Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	74,485	2,084,835

Containers & Packaging - 5.2%
Berry Plastics Group, Inc. (A)	21,217	930,366
Crown Holdings, Inc. (A)	58,467	3,337,881
Packaging Corp. of America	41,618	3,381,879
Sealed Air Corp., Class A	51,898	2,377,966

		10,028,092

Distributors - 1.7%
LKQ Corp. (A)	90,300	3,202,038

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	50,925	3,306,051
FLIR Systems, Inc.	70,516	2,215,613

		5,521,664

Equity Real Estate Investment Trusts - 4.2%
Communications Sales & Leasing, Inc.	63,697	2,000,723
Equinix, Inc.	10,671	3,844,227
Equity Lifestyle Properties, Inc.	29,694	2,291,783

		8,136,733

Food Products - 3.0%
Mead Johnson Nutrition Co., Class A	39,809	3,145,309
TreeHouse Foods, Inc. (A) (B)	30,528	2,661,736

		5,807,045

Health Care Equipment & Supplies - 9.2%
ABIOMED, Inc. (A)	12,557	1,614,579
Edwards Lifesciences Corp. (A)	38,595	4,653,013
Hologic, Inc. (A)	62,726	2,435,650
Intuitive Surgical, Inc. (A)	6,094	4,417,114

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Nevro Corp. (A)	18,869	$ 1,969,735
NuVasive, Inc. (A)	39,551	2,636,470

		17,726,561

Health Care Providers & Services - 2.6%
Laboratory Corp. of America Holdings (A)	18,367	2,525,095
VCA, Inc. (A)	36,230	2,535,376

		5,060,471

Hotels, Restaurants & Leisure - 3.2%
Domino’s Pizza, Inc.	20,613	3,130,084
Marriott International, Inc., Class A	46,365	3,121,756

		6,251,840

Household Products - 1.9%
Church & Dwight Co., Inc.	75,477	3,616,858

Insurance - 1.6%
Arthur J. Gallagher & Co.	59,036	3,003,161

Internet Software & Services - 1.4%
CoStar Group, Inc. (A)	12,901	2,793,454

IT Services - 5.8%
Gartner, Inc. (A)	26,469	2,341,183
Paychex, Inc.	62,473	3,615,313
Sabre Corp.	70,725	1,993,030
Vantiv, Inc., Class A (A)	59,185	3,330,340

		11,279,866

Leisure Products - 1.7%
Hasbro, Inc.	42,159	3,344,473

Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	34,562	1,939,274
Quintiles Transnational Holdings, Inc. (A)	15,511	1,257,321

		3,196,595

Machinery - 3.7%
Fortive Corp.	26,822	1,365,240
Ingersoll-Rand PLC	46,339	3,148,272
Stanley Black & Decker, Inc.	21,743	2,673,954

		7,187,466

Media - 2.0%
Interpublic Group of Cos., Inc.	169,500	3,788,325

Oil, Gas & Consumable Fuels - 1.4%
EQT Corp.	36,339	2,638,938

Pharmaceuticals - 3.3%
Prestige Brands Holdings, Inc. (A)	51,680	2,494,594
Zoetis, Inc., Class A	76,453	3,976,320

		6,470,914

Professional Services - 2.0%
Equifax, Inc.	28,935	3,894,072

Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc., Class A	70,018	2,111,043
Integrated Device Technology, Inc. (A)	81,274	1,877,429
Maxim Integrated Products, Inc., Class A	74,004	2,954,980

		6,943,452

Software - 5.5%
Electronic Arts, Inc. (A)	54,746	4,675,309

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	20,138	$ 2,215,381
SS&C Technologies Holdings, Inc.	93,574	3,008,404
Ultimate Software Group, Inc. (A)	3,736	763,601

		10,662,695

Specialty Retail - 11.8%
Burlington Stores, Inc. (A)	45,013	3,646,953
Five Below, Inc. (A) (B)	82,717	3,332,668
Foot Locker, Inc.	56,186	3,804,916
O’Reilly Automotive, Inc. (A)	16,427	4,601,367
Ross Stores, Inc.	61,841	3,976,377
Ulta Salon Cosmetics & Fragrance, Inc. (A)	14,193	3,377,650

		22,739,931

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc., Class A	73,024	2,669,757

Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc., Class A	37,587	2,759,262

Total Common Stocks (Cost $168,002,468)		187,142,013

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	5,218,529	5,218,529

Total Securities Lending Collateral (Cost $5,218,529)		5,218,529

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $3,020,595 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 06/08/2018, and with a value of $3,081,513.	$ 3,020,587	3,020,587

Total Repurchase Agreement (Cost $3,020,587)		3,020,587

Total Investments (Cost $176,241,584) (D)		195,381,129
Net Other Assets (Liabilities) - (1.2)%		(2,255,518)

Net Assets - 100.0%		$ 193,125,611

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$187,142,013	$—	$—	$187,142,013
Securities Lending Collateral	5,218,529	—	—	5,218,529
Repurchase Agreement	—	3,020,587	—	3,020,587

Total Investments	$192,360,542	$3,020,587	$—	$195,381,129

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,103,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $176,241,584. Aggregate gross unrealized appreciation and depreciation for all securities is $21,305,705 and $2,166,160, respectively. Net unrealized appreciation for tax purposes is $19,139,545.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.8%
TransDigm Group, Inc. (A)	343	$ 99,168

Beverages - 2.3%
Molson Coors Brewing Co., Class B	1,149	126,160
Monster Beverage Corp. (A)	1,156	169,713

		295,873

Biotechnology - 2.9%
Alkermes PLC (A)	1,229	57,800
Incyte Corp. (A)	1,303	122,860
Regeneron Pharmaceuticals, Inc., Class A (A)	468	188,145

		368,805

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	2,180	126,658

Capital Markets - 3.5%
BlackRock, Inc., Class A	479	173,618
Intercontinental Exchange, Inc.	440	118,518
S&P Global, Inc.	1,219	154,277

		446,413

Chemicals - 2.2%
PPG Industries, Inc.	1,345	139,019
Sherwin-Williams Co.	514	142,203

		281,222

Containers & Packaging - 1.2%
Crown Holdings, Inc. (A)	2,648	151,174

Electrical Equipment - 0.7%
Eaton Corp. PLC	1,301	85,489

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	1,990	100,435

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	1,538	234,561
Walgreens Boots Alliance, Inc.	1,599	128,911

		363,472

Food Products - 1.4%
Mondelez International, Inc., Class A	4,056	178,058

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	1,385	119,664

Health Care Providers & Services - 4.1%
HCA Holdings, Inc. (A)	1,623	122,748
McKesson Corp.	791	131,899
UnitedHealth Group, Inc.	1,989	278,460

		533,107

Health Care Technology - 1.0%
Cerner Corp. (A)	2,100	129,675

Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings, Inc.	6,229	142,831
Starbucks Corp.	4,345	235,238

		378,069

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.1%
Mohawk Industries, Inc. (A)	717	$ 143,644

Household Products - 1.7%
Colgate-Palmolive Co.	2,900	215,006

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	1,585	184,795

Insurance - 1.3%
Marsh & McLennan Cos., Inc.	2,460	165,435

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (A)	625	523,319
Netflix, Inc. (A)	1,306	128,706

		652,025

Internet Software & Services - 9.7%
Alphabet, Inc., Class A (A)	559	449,469
Alphabet, Inc., Class C (A)	371	288,375
Facebook, Inc., Class A (A)	3,291	422,137
GoDaddy, Inc., Class A (A)	700	24,171
Zillow Group, Inc., Class C (A) (B)	1,979	68,572

		1,252,724

IT Services - 5.1%
Accenture PLC, Class A	1,329	162,364
Genpact, Ltd. (A)	499	11,951
Global Payments, Inc.	1,444	110,841
Jack Henry & Associates, Inc.	1,014	86,748
MasterCard, Inc., Class A	2,758	280,682

		652,586

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	1,197	190,395

Machinery - 3.6%
Illinois Tool Works, Inc., Class A	1,651	197,856
Middleby Corp. (A)	1,190	147,107
Snap-on, Inc.	829	125,975

		470,938

Media - 2.5%
Comcast Corp., Class A	4,823	319,958

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	2,077	163,938

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	2,167	191,909

Pharmaceuticals - 4.6%
Allergan PLC (A)	930	214,188
Bristol-Myers Squibb Co.	3,756	202,524
Merck & Co., Inc.	2,881	179,803

		596,515

Professional Services - 3.0%
Equifax, Inc.	1,029	138,483
Nielsen Holdings PLC	2,543	136,228
Verisk Analytics, Inc., Class A (A)	1,342	109,078

		383,789

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	1,241	100,695

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc., Class A	1,564	$ 100,800
Broadcom, Ltd.	671	115,761
QUALCOMM, Inc.	1,634	111,929
Skyworks Solutions, Inc.	1,113	84,744

		413,234

Software - 7.5%
Adobe Systems, Inc. (A)	1,370	148,700
Electronic Arts, Inc. (A)	1,550	132,370
Microsoft Corp.	6,021	346,810
salesforce.com, Inc. (A)	1,391	99,220
ServiceNow, Inc. (A)	1,303	103,132
Workday, Inc., Class A (A)	1,454	133,317

		963,549

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	931	138,831
Lowe’s Cos., Inc.	2,832	204,499
Michaels Cos., Inc. (A)	2,928	70,770
TJX Cos., Inc.	2,729	204,074

		618,174

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	6,816	770,549

Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc., Class B	4,680	246,402
VF Corp.	2,038	114,230

		360,632

Tobacco - 2.0%
Altria Group, Inc.	4,127	260,950

Total Common Stocks (Cost $10,540,876)		12,728,722

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	69,545	69,545

Total Securities Lending Collateral (Cost $69,545)		69,545

Total Investments (Cost $10,610,421) (D)		12,798,267
Net Other Assets (Liabilities) - 0.5%		65,424

Net Assets - 100.0%		$ 12,863,691

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,728,722	$—	$—	$12,728,722
Securities Lending Collateral	69,545	—	—	69,545

Total Investments	$12,798,267	$—	$—	$12,798,267

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $67,879. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $10,610,421. Aggregate gross unrealized appreciation and depreciation for all securities is $2,356,986 and $169,140, respectively. Net unrealized appreciation for tax purposes is $2,187,846.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.8%
TransDigm Group, Inc. (A)	65,060	$ 18,810,147

Beverages - 2.3%
Molson Coors Brewing Co., Class B	225,794	24,792,181
Monster Beverage Corp. (A)	226,010	33,180,528

		57,972,709

Biotechnology - 2.8%
Alkermes PLC (A)	212,280	9,983,529
Incyte Corp. (A)	253,283	23,882,054
Regeneron Pharmaceuticals, Inc., Class A (A)	91,253	36,685,531

		70,551,114

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	420,131	24,409,611

Capital Markets - 3.5%
BlackRock, Inc., Class A	93,450	33,871,887
Intercontinental Exchange, Inc.	85,335	22,985,835
S&P Global, Inc.	237,682	30,081,034

		86,938,756

Chemicals - 2.2%
PPG Industries, Inc.	261,371	27,015,306
Sherwin-Williams Co.	100,151	27,707,776

		54,723,082

Containers & Packaging - 1.2%
Crown Holdings, Inc. (A)	516,068	29,462,322

Electrical Equipment - 0.7%
Eaton Corp. PLC	253,450	16,654,199

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	391,280	19,747,902

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	299,720	45,710,297
Walgreens Boots Alliance, Inc.	311,761	25,134,172

		70,844,469

Food Products - 1.4%
Mondelez International, Inc., Class A	792,710	34,799,969

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	269,879	23,317,546

Health Care Providers & Services - 4.1%
HCA Holdings, Inc. (A)	315,951	23,895,374
McKesson Corp.	153,263	25,556,605
UnitedHealth Group, Inc.	385,526	53,973,640

		103,425,619

Health Care Technology - 1.0%
Cerner Corp. (A)	408,194	25,205,979

Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings, Inc.	1,200,449	27,526,295
Starbucks Corp.	853,820	46,225,815

		73,752,110

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.1%
Mohawk Industries, Inc. (A)	138,787	$ 27,804,588

Household Products - 1.7%
Colgate-Palmolive Co.	565,060	41,893,548

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	308,908	36,015,584

Insurance - 1.3%
Marsh & McLennan Cos., Inc.	479,551	32,249,805

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (A)	121,687	101,889,742
Netflix, Inc. (A)	254,169	25,048,355

		126,938,097

Internet Software & Services - 9.7%
Alphabet, Inc., Class A (A)	109,234	87,830,690
Alphabet, Inc., Class C (A)	72,221	56,136,661
Facebook, Inc., Class A (A)	641,400	82,272,378
GoDaddy, Inc., Class A (A) (B)	85,585	2,955,250
Zillow Group, Inc., Class C (A) (B)	376,470	13,044,686

		242,239,665

IT Services - 5.2%
Accenture PLC, Class A	256,581	31,346,501
Genpact, Ltd. (A)	233,778	5,598,983
Global Payments, Inc.	284,095	21,807,132
Jack Henry & Associates, Inc.	196,904	16,845,137
MasterCard, Inc., Class A	536,738	54,623,826

		130,221,579

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	233,296	37,108,062

Machinery - 3.7%
Illinois Tool Works, Inc., Class A	326,918	39,177,853
Middleby Corp. (A)	232,028	28,683,301
Snap-on, Inc.	161,379	24,523,153

		92,384,307

Media - 2.5%
Comcast Corp., Class A	947,013	62,824,842

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	406,634	32,095,622

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	423,694	37,522,341

Pharmaceuticals - 4.6%
Allergan PLC (A)	181,271	41,748,524
Bristol-Myers Squibb Co.	731,997	39,469,278
Merck & Co., Inc.	561,562	35,047,085

		116,264,887

Professional Services - 3.0%
Equifax, Inc.	200,642	27,002,400
Nielsen Holdings PLC	495,728	26,556,149
Verisk Analytics, Inc., Class A (A)	267,380	21,732,647

		75,291,196

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	241,740	19,614,784

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc., Class A	304,308	$ 19,612,651
Broadcom, Ltd.	130,598	22,530,767
QUALCOMM, Inc.	317,794	21,768,889
Skyworks Solutions, Inc.	216,330	16,471,366

		80,383,673

Software - 7.5%
Adobe Systems, Inc. (A)	269,650	29,267,811
Electronic Arts, Inc. (A)	305,950	26,128,130
Microsoft Corp.	1,172,534	67,537,958
salesforce.com, Inc. (A)	273,817	19,531,367
ServiceNow, Inc. (A)	248,968	19,705,817
Workday, Inc., Class A (A)	283,007	25,948,912

		188,119,995

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	179,649	26,789,259
Lowe’s Cos., Inc.	551,929	39,854,793
Michaels Cos., Inc. (A)	572,291	13,832,273
TJX Cos., Inc.	526,643	39,382,364

		119,858,689

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,327,813	150,109,260

Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc., Class B	917,879	48,326,329
VF Corp.	398,893	22,357,953

		70,684,282

Tobacco - 2.0%
Altria Group, Inc.	804,348	50,858,924

Total Common Stocks (Cost $2,149,107,766)		2,481,099,264

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	13,866,338	13,866,338

Total Securities Lending Collateral (Cost $13,866,338)		13,866,338

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $7,955,216 on 10/03/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 09/30/2019, and with a value of $8,115,319.	$ 7,955,196	7,955,196

Total Repurchase Agreement (Cost $7,955,196)		7,955,196

Total Investments (Cost $2,170,929,300) (D)		2,502,920,798
Net Other Assets (Liabilities) - 0.0% (E)		860,979

Net Assets - 100.0%		$ 2,503,781,777

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,481,099,264	$—	$—	$2,481,099,264
Securities Lending Collateral	13,866,338	—	—	13,866,338
Repurchase Agreement	—	7,955,196	—	7,955,196

Total Investments	$2,494,965,602	$7,955,196	$—	$2,502,920,798

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $13,536,562. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $2,170,929,300. Aggregate gross unrealized appreciation and depreciation for all securities is $362,680,394 and $30,688,896, respectively. Net unrealized appreciation for tax purposes is $331,991,498.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (TST) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are listed below.

Portfolio	Portfolio
Transamerica AB Dynamic Allocation VP	Transamerica Madison Balanced Allocation VP
Transamerica Aegon Government Money Market VP (A)	Transamerica Madison Conservative Allocation VP
Transamerica Aegon High Yield Bond VP	Transamerica Madison Diversified Income VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Managed Risk – Balanced ETF VP
Transamerica American Funds Managed Risk VP	Transamerica Managed Risk – Conservative ETF VP
Transamerica Asset Allocation – Conservative VP	Transamerica Managed Risk – Growth ETF VP
Transamerica Asset Allocation – Growth VP	Transamerica Market Participation Strategy VP
Transamerica Asset Allocation – Moderate Growth VP	Transamerica MFS International Equity VP
Transamerica Asset Allocation – Moderate VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica Multi-Managed Balanced VP
Transamerica BlackRock Equity Smart Beta 100 VP (B)	Transamerica Multi-Manager Alternative Strategies VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica BlackRock Global Allocation VP	Transamerica PIMCO Tactical – Growth VP
Transamerica BlackRock Smart Beta 50 VP (B)	Transamerica PIMCO Total Return VP
Transamerica BlackRock Smart Beta 75 VP (B)	Transamerica PineBridge Inflation Opportunities VP
Transamerica BlackRock Tactical Allocation VP	Transamerica ProFund UltraBear VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica International Moderate Growth VP	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica Janus Balanced VP	Transamerica QS Investors Active Asset Allocation – Moderate VP
Transamerica Janus Mid-Cap Growth VP (C)	Transamerica Systematic Small/Mid Cap Value VP
Transamerica Jennison Growth VP	Transamerica T. Rowe Price Small Cap VP
Transamerica JPMorgan Core Bond VP	Transamerica Torray Concentrated Growth VP
Transamerica JPMorgan Enhanced Index VP	Transamerica TS&W International Equity VP
Transamerica JPMorgan JPMorgan Mid Cap Value VP	Transamerica Voya Limited Maturity Bond VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica Voya Mid Cap Opportunities VP
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica WMC US Growth II VP
Transamerica Legg Mason Dynamic Allocation – Growth VP	Transamerica WMC US Growth VP

(A)	Formerly, Transamerica Aegon Money Market VP. The Portfolio transitioned from a “prime” money market fund to a “government” money market fund on May 1, 2016.
(B)	Portfolio commenced operations on March 21, 2016.
(C)	Formerly, Transamerica Morgan Stanley Mid-Cap Growth VP.

Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Series Trust	Page 1	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2016, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ

Transamerica Series Trust	Page 2	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are generally categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate and convertible bonds: The fair value of corporate and convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate and convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Aegon Government Money Market VP values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2016. Open secured loan participations and assignments at September 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Transamerica Series Trust	Page 4	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

PIKs held at September 30, 2016, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2016, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at September 30, 2016, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at September 30, 2016, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at September 30, 2016, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the

Transamerica Series Trust	Page 5	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2016, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended September 30, 2016, the Portfolios’ average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$25,645,211	135	0.59%
Transamerica PIMCO Tactical – Conservative VP	13,118,177	131	0.55
Transamerica PIMCO Tactical – Growth VP	10,880,496	135	0.55
Transamerica PIMCO Total Return VP	54,451,720	203	0.51

Open reverse repurchase agreements at September 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ turnover rates.

Transamerica Series Trust	Page 6	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

For the period ended September 30, 2016, the Portfolios’ average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$2,673,589	133	0.39%
Transamerica PIMCO Tactical – Conservative VP	948,474	112	0.34
Transamerica PIMCO Tactical – Growth VP	1,463,344	140	0.39
Transamerica PIMCO Total Return VP	2,109,856	50	0.16

Open sale-buyback financing transactions at September 30, 2016, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2016.

Repurchase agreements at September 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 7	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica AB Dynamic Allocation VP
Securities Lending Transactions
Common Stocks	$6,264,048	$—	$—	$—	$6,264,048
Exchange-Traded Funds	8,141,634	—	—	—	8,141,634
Corporate Debt Securities	2,389,606	—	—	—	2,389,606

Total Securities Lending Transactions	$16,795,288	$—	$—	$—	$16,795,288

Total Borrowings	$16,795,288	$—	$—	$—	$16,795,288

Transamerica Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$35,424,653	$—	$—	$—	$35,424,653

Total Borrowings	$35,424,653	$—	$—	$—	$35,424,653

Transamerica Barrow Hanley Dividend Focused VP
Securities Lending Transactions
Common Stocks	$12,245,165	$—	$—	$—	$12,245,165

Total Borrowings	$12,245,165	$—	$—	$—	$12,245,165

Transamerica BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$37,264,504	$—	$—	$—	$37,264,504
Exchange-Traded Funds	1,756,118	—	—	—	1,756,118
Convertible Bonds	210,755	—	—	—	210,755
Corporate Debt Securities	4,809,462	—	—	—	4,809,462
U.S. Government Obligations	40,917,984	—	—	—	40,917,984
Short-Term U.S. Government Obligations	18,699,514	—	—	—	18,699,514

Total Securities Lending Transactions	$103,658,337	$—	$—	$—	$103,658,337

Total Borrowings	$103,658,337	$—	$—	$—	$103,658,337

Transamerica BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$44,219,380	$—	$—	$—	$44,219,380

Total Borrowings	$44,219,380	$—	$—	$—	$44,219,380

Transamerica Clarion Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$18,984,310	$—	$—	$—	$18,984,310

Total Borrowings	$18,984,310	$—	$—	$—	$18,984,310

Transamerica Janus Balanced VP
Securities Lending Transactions
Preferred Stocks	$942,800	$—	$—	$—	$942,800
Corporate Debt Securities	3,782,567	—	—	—	3,782,567

Total Securities Lending Transactions	$4,725,367	$—	$—	$—	$4,725,367

Total Borrowings	$4,725,367	$—	$—	$—	$4,725,367

Transamerica Janus Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$53,791,522	$—	$—	$—	$53,791,522

Total Borrowings	$53,791,522	$—	$—	$—	$53,791,522

Transamerica Jennison Growth VP
Securities Lending Transactions
Common Stocks	$1,070,379	$—	$—	$—	$1,070,379

Total Borrowings	$1,070,379	$—	$—	$—	$1,070,379

Transamerica Series Trust	Page 8	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$12,606,429	$—	$—	$—	$12,606,429
Foreign Government Obligations	589,580	—	—	—	589,580
U.S. Government Obligations	3,322,132	—	—	—	3,322,132

Total Securities Lending Transactions	$16,518,141	$—	$—	$—	$16,518,141

Total Borrowings	$16,518,141	$—	$—	$—	$16,518,141

Transamerica JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$5,606,808	$—	$—	$—	$5,606,808

Total Borrowings	$5,606,808	$—	$—	$—	$5,606,808

Transamerica JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$11,810,937	$—	$—	$—	$11,810,937

Total Borrowings	$11,810,937	$—	$—	$—	$11,810,937

Transamerica JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$12,364,828	$—	$—	$—	$12,364,828
Foreign Government Obligations	1,238,544	—	—	—	1,238,544
U.S. Government Obligations	22,643,149	—	—	—	22,643,149
Common Stocks	16,533,534	—	—	—	16,533,534

Total Securities Lending Transactions	$52,780,055	$—	$—	$—	$52,780,055

Total Borrowings	$52,780,055	$—	$—	$—	$52,780,055

Transamerica Legg Mason Dynamic Allocation – Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$57,130,285	$—	$—	$—	$57,130,285

Total Borrowings	$57,130,285	$—	$—	$—	$57,130,285

Transamerica Legg Mason Dynamic Allocation – Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$35,813,336	$—	$—	$—	$35,813,336

Total Borrowings	$35,813,336	$—	$—	$—	$35,813,336

Transamerica Madison Diversified Income VP
Securities Lending Transactions
Common Stocks	$679,931	$—	$—	$—	$679,931
Corporate Debt Securities	348,546	—	—	—	348,546

Total Securities Lending Transactions	$1,028,477	$—	$—	$—	$1,028,477

Total Borrowings	$1,028,477	$—	$—	$—	$1,028,477

Transamerica Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$546,098,208	$—	$—	$—	$546,098,208

Total Borrowings	$546,098,208	$—	$—	$—	$546,098,208

Transamerica Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$55,060,782	$—	$—	$—	$55,060,782

Total Borrowings	$55,060,782	$—	$—	$—	$55,060,782

Transamerica Managed Risk – Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$326,223,180	$—	$—	$—	$326,223,180

Total Borrowings	$326,223,180	$—	$—	$—	$326,223,180

Transamerica Market Participation Strategy VP
Securities Lending Transactions
Foreign Government Obligations	$5,904,644	$—	$—	$—	$5,904,644
U.S. Government Obligations	44,767,760	—	—	—	44,767,760

Total Securities Lending Transactions	$50,672,404	$—	$—	$—	$50,672,404

Total Borrowings	$50,672,404	$—	$—	$—	$50,672,404

Transamerica Series Trust	Page 9	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica MFS International Equity VP
Securities Lending Transactions
Common Stocks	$22,158,889	$—	$—	$—	$22,158,889

Total Borrowings	$22,158,889	$—	$—	$—	$22,158,889

Transamerica Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$17,935,603	$—	$—	$—	$17,935,603

Total Borrowings	$17,935,603	$—	$—	$—	$17,935,603

Transamerica Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$1,972,268	$—	$—	$—	$1,972,268
Preferred Stocks	18,635	—	—	—	18,635
Corporate Debt Securities	7,955,982	—	—	—	7,955,982
Foreign Government Obligations	1,091,146	—	—	—	1,091,146
Short-Term U.S. Government Obligations	567,143	—	—	—	567,143

Total Securities Lending Transactions	$11,605,174	$—	$—	$—	$11,605,174

Total Borrowings	$11,605,174	$—	$—	$—	$11,605,174

Transamerica PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$12,190,535	$—	$—	$—	$12,190,535
Foreign Government Obligations	119,265	—	—	—	119,265

Total Securities Lending Transactions	$12,309,800	$—	$—	$—	$12,309,800

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$51,449,403	$—	$—	$51,449,403

Sale Buy-back Transactions
U.S. Government Obligations	$—	$2,589,280	$607,577	$—	$3,196,857

Total Borrowings	$12,309,800	$54,038,683	$607,577	$—	$66,956,060

Transamerica PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$4,049,343	$—	$—	$—	$4,049,343

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$21,568,474	$—	$—	$21,568,474

Total Borrowings	$4,049,343	$21,568,474	$—	$—	$25,617,817

Transamerica PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$5,337,172	$—	$—	$—	$5,337,172

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$18,096,675	$—	$—	$18,096,675

Sale Buy-back Transactions
U.S. Government Obligations	$—	$1,209,430	$—	$—	$1,209,430

Total Borrowings	$5,337,172	$19,306,105	$—	$—	$24,643,277

Transamerica PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$49,465,298	$—	$—	$—	$49,465,298

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$146,983,125	$—	$—	$146,983,125

Total Borrowings	$49,465,298	$146,983,125	$—	$—	$196,448,423

Transamerica PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$3,193,586	$—	$—	$—	$3,193,586
U.S. Government Obligations	657,134	—	—	—	657,134

Total Securities Lending Transactions	$3,850,720	$—	$—	$—	$3,850,720

Total Borrowings	$3,850,720	$—	$—	$—	$3,850,720

Transamerica QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$63,484,887	$—	$—	$—	$63,484,887

Total Borrowings	$63,484,887	$—	$—	$—	$63,484,887

Transamerica Series Trust	Page 10	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$85,671,250	$—	$—	$—	$85,671,250

Total Borrowings	$85,671,250	$—	$—	$—	$85,671,250

Transamerica QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$168,335,826	$—	$—	$—	$168,335,826

Total Borrowings	$168,335,826	$—	$—	$—	$168,335,826

Transamerica Systematic Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$33,171,282	$—	$—	$—	$33,171,282

Total Borrowings	$33,171,282	$—	$—	$—	$33,171,282

Transamerica T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$74,848,223	$—	$—	$—	$74,848,223

Total Borrowings	$74,848,223	$—	$—	$—	$74,848,223

Transamerica TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$3,952,924	$—	$—	$—	$3,952,924

Total Borrowings	$3,952,924	$—	$—	$—	$3,952,924

Transamerica Voya Limited Maturity Bond VP
Securities Lending Transactions
Corporate Debt Securities	$1,212,825	$—	$—	$—	$1,212,825

Total Borrowings	$1,212,825	$—	$—	$—	$1,212,825

Transamerica Voya Mid Cap Opportunities VP
Securities Lending Transactions
Common Stocks	$5,218,529	$—	$—	$—	$5,218,529

Total Borrowings	$5,218,529	$—	$—	$—	$5,218,529

Transamerica WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$69,545	$—	$—	$—	$69,545

Total Borrowings	$69,545	$—	$—	$—	$69,545

Transamerica WMC US Growth VP
Securities Lending Transactions
Common Stocks	$13,866,338	$—	$—	$—	$13,866,338

Total Borrowings	$13,866,338	$—	$—	$—	$13,866,338

Transamerica Series Trust	Page 11	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Page 12	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of September 30, 2016, transactions in written options are as follows:

Put Options
Transamerica AB Dynamic Allocation VP	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—
Options written	190,120	19,600
Options closed	(190,120)	(19,600)
Options expired	—	—
Options exercised	—	—

Balance at September 30, 2016	$—	—

Transamerica Series Trust	Page 13	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options		Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$1,894,543	1,867,410	$4,049,161	5,531,942
Options written	2,819,611	954,037	3,358,694	2,876,268
Options closed	(2,340,786)	(519,875)	(5,051,595)	(7,850,116)
Options expired	(1,065,624)	(1,781,678)	(108,036)	(11,906)
Options exercised	(330,218)	(120,892)	(536,312)	(357,519)

Balance at September 30, 2016	$977,526	399,002	$1,711,912	188,669

	Call Options		Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	1,149,707	3,276	1,575,790	4,944
Options closed	—	—	(606)	(3)
Options expired	(814,237)	(2,242)	(777,316)	(2,771)
Options exercised	(335,470)	(1,034)	(797,868)	(2,170)

Balance at September 30, 2016	$—	—	$—	—

As of September 30, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$—	AUD	—	NZD	—	USD	—
Options written	1,244,242		11,268,000		12,204,000		307,242,899
Options closed	(727,199)		—		—		(233,611,922)
Options expired	(94,524)		—		—		(4,714,414)
Options exercised	—		—		—		—

Balance at September 30, 2016	$422,519	AUD	11,268,000	NZD	12,204,000	USD	68,916,563

	Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$321,788	AUD	—	GBP	—	NZD	—	USD	89,281,000
Options written	2,586,277		11,268,000		58,178,336		12,204,000		304,908,537
Options closed	(1,214,830)		—		(4,779,977)		—		(260,745,960)
Options expired	(834,048)		—		(53,398,359)		—		(23,146,414)
Options exercised	—		—		—		—		—

Balance at September 30, 2016	$859,187	AUD	11,268,000	GBP	—	NZD	12,204,000	USD	110,297,163

	Call Options			Put Options
Transamerica PIMCO Tactical – Conservative VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2015	$—	USD	—	$—	USD	—
Options written	15,510		3,300,000	16,500		3,300,000
Options closed	—		—	—		—
Options expired	(15,510)		(3,300,000)	(16,500)		(3,300,000)
Options exercised	—		—	—		—

Balance at September 30, 2016	$—	USD	—	$—	USD	—

	Call Options			Put Options
Transamerica PIMCO Tactical – Growth VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2015	$—	USD	—	$—	USD	—
Options written	9,400		2,000,000	10,000		2,000,000
Options closed	—		—	—		—
Options expired	(9,400)		(2,000,000)	(10,000)		(2,000,000)
Options exercised	—		—	—		—

Balance at September 30, 2016	$—	USD	—	$—	USD	—

Transamerica Series Trust	Page 14	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$1,738,102	AUD	—	EUR	—	GBP	—	USD	245,800,000
Options written	4,509,386		116,800,000		123,100,000		33,100,000		509,100,000
Options closed	(728,703)		(13,100,000)		(39,300,000)		(10,500,000)		(47,000,000)
Options expired	(3,229,283)		(68,500,000)		(51,800,000)		(22,600,000)		(404,100,000)
Options exercised	(797,621)		(35,200,000)		(32,000,000)		—		(38,500,000)

Balance at September 30, 2016	$1,491,881	AUD	—	EUR	—	GBP	—	USD	265,300,000

	Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$3,985,488	AUD	—	EUR	27,600,000	USD	579,000,000
Options written	2,734,866		365,303		139,600,000		334,900,000
Options closed	(526,107)		—		(53,900,000)		(46,500,000)
Options expired	(3,330,522)		(365,303)		(113,300,000)		(648,600,000)
Options exercised	(717,854)		—		—		(108,100,000)

Balance at September 30, 2016	$2,145,871	AUD	—	EUR	—	USD	110,700,000

Open option contracts at September 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of

Transamerica Series Trust	Page 15	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at September 30, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2016, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2016, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 16	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended September 30, 2016, the Portfolios’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation – Conservative VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$143,034,371	$37,381,477	$(187,145,622)	$5,764,141	$965,633	$—	(A)	$381,484	$—
Transamerica Bond	31,431,326	347,301	(34,912,733)	1,588,427	1,545,679	—	(A)	347,301	—
Transamerica Capital Growth	38,005,648	3,999,996	(40,214,517)	(3,282,405)	1,491,278	—	(A)	—	—
Transamerica Clarion Global Real Estate Securities VP	6,249,145	6,999,999	(13,943,132)	567,938	126,050	—	(A)	—	—
Transamerica Concentrated Growth	42,047,330	39,999,985	(88,912,907)	8,623,941	(1,758,349)	—	(A)	—	—
Transamerica Core Bond	47,023,486	47,826,908	—	(0)	2,893,311	97,743,705		1,826,908	—
Transamerica Developing Markets Equity	—	44,708,124	(3,160,518)	250,936	2,702,131	44,500,673		—	—
Transamerica Dividend Focused	9,783,255	83,845,198	(99,538,466)	4,142,991	1,767,022	—	(A)	845,203	—
Transamerica Emerging Markets Equity	5,120,802	5,008,500	(9,901,159)	(1,667,817)	1,439,674	—	(A)	—	—
Transamerica Flexible Income	64,638	892	(66,475)	(1,182)	2,127	—	(A)	892	—
Transamerica Floating Rate	37,948,212	1,209,671	(32,783,106)	(250,318)	1,302,086	7,426,545		1,174,070	—
Transamerica Government Money Market	473,183	10	(473,193)	—	—	—	(A)	8	—
Transamerica High Yield Bond	48,830,254	52,202,997	—	—	4,532,731	105,565,982		2,760,555	—
Transamerica Income & Growth	14,767,092	328,288	(15,820,072)	(2,011,393)	2,736,085	—	(A)	328,288	—
Transamerica Intermediate Bond	155,598,531	204,362,704	(2,000,005)	18,137	6,269,604	364,248,971		3,316,478	—
Transamerica International Equity	27,291,613	59,153,561	(3,500,007)	(412,944)	1,421,394	83,953,617		—	—
Transamerica International Equity Opportunities	29,442,385	18,929,418	(3,500,000)	(421,153)	633,979	45,084,629		—	—
Transamerica International Small Cap	22,870,531	—	(23,065,753)	(968,936)	1,164,158	—	(A)	—	—
Transamerica International Small Cap Value	25,274,812	8,000,004	(11,690,417)	119,340	(337,298)	21,366,441		—	—
Transamerica Jennison Growth VP	38,147,608	23,882,788	(20,999,990)	(965,915)	(5,287,476)	34,777,015		(0)	5,938,686
Transamerica JPMorgan Enhanced Index VP	—	151,385,599	—	—	(788,785)	150,596,814		422,506	1,923,287
Transamerica JPMorgan Mid Cap Value VP	55,385,744	12,735,671	(42,000,004)	7,510,636	(11,053,507)	22,578,540		262,084	1,766,115
Transamerica Large Cap Value	76,275,752	828,207	(17,499,914)	649,039	7,717,717	67,970,801		828,207	—
Transamerica Mid Cap Growth	37,242,565	—	(38,105,314)	(2,609,205)	3,471,954	—	(A)	—	—
Transamerica Mid Cap Value Opportunities	14,986,786	23,013,214	(19,911,071)	1,160,950	3,559,432	22,809,311		—	—
Transamerica MLP & Energy Income	7,341,637	7,194,695	(16,916,352)	(303,925)	2,683,945	—	(A)	194,688	—
Transamerica PIMCO Total Return VP	139,969,716	103,821,859	(2,999,998)	47,202	3,502,418	244,341,197		4,823,680	—
Transamerica Short-Term Bond	164,620,316	1,657,820	(167,631,567)	(3,126,481)	4,479,912	—	(A)	1,711,031	—
Transamerica Small Cap Core	10,234,019	—	(11,080,816)	(472,341)	1,319,138	—	(A)	—	—
Transamerica Small Cap Growth	14,630,433	—	(16,417,602)	3,360,642	(1,573,473)	—	(A)	—	—
Transamerica Small Cap Value	18,708,898	—	(18,213,102)	(3,566,067)	3,070,271	—	(A)	—	—
Transamerica Systematic Small/Mid Cap Value VP	7,727	—	(7,836)	(1,305)	1,414	—	(A)	—	—
Transamerica T. Rowe Price Small Cap VP	3,601	30,086,638	(3,521)	(546)	(52,909)	30,033,263		—	—
Transamerica Unconstrained Bond	24,258,248	725,334	(2,749,992)	(123,866)	871,678	22,981,402		725,334	—
Transamerica Voya Limited Maturity Bond VP	57,702,581	577,324	(2,000,002)	18,753	338,286	56,636,942		577,324	—
Transamerica Voya Mid Cap Opportunities VP	27,216,645	1,053,329	(28,836,030)	4,781,203	(4,215,147)	—	(A)	0	1,053,328
Transamerica WMC US Growth VP	—	34,996,735	—	—	(1,423,026)	33,573,709		241,399	1,256,826

Total	$1,371,988,890	$1,006,264,246	$(976,001,193)	$18,418,477	$35,519,137	$1,456,189,557		$20,767,440	$11,938,242

(A)	No longer held at period end.

Transamerica Asset Allocation – Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$71,778,779	$8,999,996	$(74,672,697)	$(3,961,939)	$(2,144,139)	$—		$—	$—
Transamerica Clarion Global Real Estate Securities VP	—	55,361,439	—	—	(903,003)	54,458,436		895,270	—
Transamerica Concentrated Growth	—	43,999,992	(46,795,870)	2,795,878	—	—	(A)	—	—
Transamerica Developing Markets Equity	—	77,006,474	—	—	4,584,696	81,591,170		—	—
Transamerica Dividend Focused	21,410,288	96,874,394	(127,357,200)	5,258,696	3,813,822	—	(A)	874,384	—
Transamerica Emerging Markets Equity	7,649,025	10,999,996	(18,916,182)	(1,904,067)	2,171,228	—	(A)	—	—
Transamerica Global Equity	14,625,889	9,999,996	(24,876,422)	(148,000)	398,537	—	(A)	—	—
Transamerica Global Long/Short Equity	6,783,000	—	(6,443,369)	(556,631)	217,000	—	(A)	—	—
Transamerica Global Multifactor Macro	26,345,093	—	(25,594,432)	(1,529,861)	779,200	—	(A)	—	—
Transamerica High Yield Bond	189,467	—	(187,463)	(14,778)	12,774	—	(A)	—	—
Transamerica International Equity	27,016,003	93,212,732	(12,999,998)	228,875	2,396,834	109,854,446		—	—
Transamerica International Equity Opportunities	46,625,308	46,485,483	(1,999,997)	(84,845)	737,427	91,763,376		—	—
Transamerica International Small Cap	48,254,227	999,996	(50,029,668)	3,554,796	(2,779,351)	—	(A)	—	—
Transamerica International Small Cap Value	37,045,683	8,000,004	(17,011,867)	(1,573,611)	1,460,832	27,921,041		—	—
Transamerica Jennison Growth VP	78,783,941	54,592,276	(37,999,999)	566,520	(16,392,192)	79,550,546		—	13,584,422
Transamerica JPMorgan Enhanced Index VP	—	92,261,978	—	—	(274,114)	91,987,864		189,805	864,015
Transamerica JPMorgan Mid Cap Value VP	54,468,844	3,116,390	(37,999,991)	5,107,529	(8,695,210)	15,997,562		343,328	2,313,595
Transamerica Large Cap Value	107,508,897	41,004,807	(17,000,012)	483,868	15,644,536	147,642,096		1,519,419	—
Transamerica Managed Futures Strategy	42,260,886	—	(42,754,629)	(8,992,693)	9,486,436	—	(A)	—	—
Transamerica Mid Cap Growth	59,793,525	7,000,000	(57,392,662)	833,465	1,315,053	11,549,381		—	—
Transamerica Mid Cap Value Opportunities	76,587,995	17,912,005	(88,050,769)	7,626,585	2,013,592	16,089,408		—	—
Transamerica MLP & Energy Income	29,584,123	11,342,680	(42,381,147)	(8,517,345)	9,971,689	—	(A)	342,672	—
Transamerica Small Cap Core	5,460,760	—	(5,898,961)	109,063	329,138	—	(A)	—	—
Transamerica Small Cap Growth	31,347,100	13,999,998	(46,989,537)	2,502,161	(859,722)	—	(A)	—	—
Transamerica Small Cap Value	33,291,339	8,201,201	(22,000,016)	(7,745,319)	6,614,264	18,361,469		—	—
Transamerica Small Company Growth Liquidating Trust	7,703	—	—	—	(6,050)	1,653		—	—
Transamerica Systematic Small/Mid Cap Value VP	5,153,121	9,999,993	(15,669,980)	949,879	(433,013)	—	(A)	—	—
Transamerica T. Rowe Price Small Cap VP	28,608,383	12,107,264	(12,000,002)	1,771,494	(3,015,709)	27,471,430		71,602	1,976,229
Transamerica Voya Mid Cap Opportunities VP	38,569,679	1,038,745	(20,000,000)	134,860	872,763	20,616,047		—	1,038,745
Transamerica WMC US Growth VP	—	80,054,592	—	—	(3,227,567)	76,827,025		552,395	2,876,007

Total	$899,149,058	$804,572,431	$(853,022,870)	$(3,105,420)	$24,089,751	$871,682,950		$4,788,875	$22,653,013

(A)	No longer held at period end

Transamerica Series Trust	Page 17	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation – Moderate Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$164,398,132	$99,999,990	$(274,516,272)	$9,516,279	$601,871	$—	(A)	$—	$—
Transamerica Bond	92,363,457	1,008,488	(102,434,868)	1,719,016	7,343,907	—	(A)	1,008,488	—
Transamerica Capital Growth	232,511,042	—	(223,581,127)	44,390,379	(53,320,294)	—	(A)	—	—
Transamerica Clarion Global Real Estate Securities VP	52,046,326	143,201,083	(5,999,998)	(4,081)	(234,099)	189,009,231		3,176,749	—
Transamerica Concentrated Growth	—	130,999,978	(144,564,684)	13,564,706	—	—	(A)	—	—
Transamerica Core Bond	16,307,804	181,722,740	(35,501,066)	32,416	5,917,783	168,479,677		3,722,746	—
Transamerica Developing Markets Equity	30,458,654	205,626,813	(16,880,814)	(1,383,463)	19,674,831	237,496,021		—	—
Transamerica Dividend Focused	39,328,089	198,559,661	(258,014,773)	13,516,076	6,610,947	—	(A)	2,559,663	—
Transamerica Emerging Markets Equity	33,602,835	14,999,997	(48,486,056)	(9,864,233)	9,747,457	—	(A)	—	—
Transamerica Flexible Income	111,682	1,542	(114,856)	(2,364)	3,996	—	(A)	1,542	—
Transamerica Floating Rate	74,114,555	70,292,409	(2,000,004)	9,103	2,246,150	144,662,213		2,503,831	—
Transamerica Global Allocation Liquidating Trust	486,873	—	—	—	(90,038)	396,835		—	—
Transamerica Global Bond	43,041,928	—	(2,000,004)	(86,946)	6,010,262	46,965,240		—	—
Transamerica Global Equity	96,400,691	—	(98,365,405)	(708,868)	2,673,582	—	(A)	—	—
Transamerica Government Money Market	32,216	—	(32,216)	—	—	—	(A)	—	—
Transamerica High Yield Bond	216,348,868	71,474,865	(64,678,831)	(4,979,841)	27,134,193	245,299,254		11,474,869	—
Transamerica Income & Growth	71,498,718	1,573,480	(76,542,973)	(9,894,576)	13,365,351	—	(A)	1,573,480	—
Transamerica Intermediate Bond	202,524,928	149,191,220	(62,621,636)	1,605,629	7,782,450	298,482,591		4,069,564	—
Transamerica International Equity	127,773,545	337,589,546	(18,999,987)	208,580	14,763,087	461,334,771		—	—
Transamerica International Equity Opportunities	190,477,342	159,259,717	(14,999,985)	(1,093,743)	3,476,332	337,119,663		—	—
Transamerica International Small Cap	173,542,682	—	(176,658,392)	9,832,650	(6,716,940)	—	(A)	—	—
Transamerica International Small Cap Value	175,837,918	—	(57,643,418)	4,723,820	(5,273,442)	117,644,878		—	—
Transamerica Jennison Growth VP	225,962,914	105,979,739	(55,000,005)	7,569,547	(49,438,035)	235,074,160		—	40,142,359
Transamerica JPMorgan Enhanced Index VP	—	726,436,948	—	—	(2,305,096)	724,131,852		1,524,063	6,937,683
Transamerica JPMorgan Mid Cap Value VP	356,324,178	12,522,666	(274,965,240)	37,612,955	(59,216,921)	72,277,638		1,618,180	10,904,486
Transamerica Large Cap Value	444,723,543	39,246,518	(77,647,381)	6,028,683	47,608,374	459,959,737		5,246,504	—
Transamerica Mid Cap Growth	238,996,580	—	(181,413,236)	(6,431,623)	16,367,115	67,518,836		—	—
Transamerica Mid Cap Value Opportunities	140,902,534	126,097,462	(228,345,710)	18,131,707	16,170,107	72,956,100		—	—
Transamerica MLP & Energy Income	98,054,301	15,592,388	(132,004,124)	(47,504,704)	65,862,139	—	(A)	1,592,387	—
Transamerica PIMCO Total Return VP	172,133,266	104,267,738	(3,999,993)	28,950	4,645,341	277,075,302		5,601,031	—
Transamerica Short-Term Bond	—	18,050,813	(18,100,907)	50,094	—	—	(A)	59,767	—
Transamerica Small Cap Core	34,342	19,000,006	(19,376,904)	337,552	5,004	—	(A)	—	—
Transamerica Small Cap Growth	138,699,823	—	(152,659,618)	32,785,743	(18,825,948)	—	(A)	—	—
Transamerica Small Cap Value	144,396,836	6,000,000	(76,416,717)	(19,285,338)	18,398,863	73,093,644		—	—
Transamerica Small Company Growth Liquidating Trust	40,690	—	—	—	(31,959)	8,731		—	—
Transamerica Systematic Small/Mid Cap Value VP	54,091,386	—	(56,932,424)	2,059,665	781,373	—	(A)	—	—
Transamerica T. Rowe Price Small Cap VP	144,906,900	60,291,487	(78,999,991)	5,630,073	(11,677,586)	120,150,883		279,058	7,701,990
Transamerica TS&W International Equity VP	289,909	—	(285,632)	(24,290)	20,013	—	(A)	—	—
Transamerica Unconstrained Bond	46,472,590	49,340,677	(24,531,592)	(1,077,328)	2,028,989	72,233,336		1,252,110	—
Transamerica Voya Mid Cap Opportunities VP	73,211,572	3,961,105	—	—	1,443,706	78,616,383		—	3,961,106
Transamerica WMC US Growth VP	—	236,198,001	—	—	(9,186,598)	227,011,403		1,632,238	8,498,134

Total	$4,312,449,649	$3,288,487,077	$(3,065,316,839)	$107,012,225	$84,366,267	$4,726,998,379		$48,896,270	$78,145,758

(A)	No longer held at period end.

Transamerica Asset Allocation – Moderate VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$454,734,100	$71,104,869	$(544,439,220)	$16,334,353	$2,265,898	$—	(A)	$2,104,870	$—
Transamerica Bond	120,209,240	1,314,431	(133,355,829)	2,771,430	9,060,728	—	(A)	1,314,431	—
Transamerica Capital Growth	228,654,714	—	(217,791,014)	2,661,912	(13,525,612)	—	(A)	—	—
Transamerica Clarion Global Real Estate Securities VP	72,176,200	—	(77,764,069)	3,932,928	1,654,941	—	(A)	—	—
Transamerica Concentrated Growth	46,582,905	150,999,989	(219,004,247)	22,621,690	(1,200,337)	—	(A)	—	—
Transamerica Core Bond	181,910,244	171,748,543	(4,999,998)	38,177	10,716,430	359,413,396		6,748,549	—
Transamerica Developing Markets Equity	35,430,039	205,097,755	(17,738,301)	(4,046,837)	22,216,616	240,959,272		—	—
Transamerica Dividend Focused	607,671	277,003,373	(301,970,813)	24,272,956	86,813	—	(A)	3,003,370	—
Transamerica Emerging Markets Equity	27,383,332	14,000,002	(44,741,836)	(4,866,037)	8,224,539	—	(A)	—	—
Transamerica Flexible Income	332,533	2,383	(336,053)	(10,378)	11,515	—	(A)	2,383	—
Transamerica Floating Rate	125,206,837	4,314,263	(26,662,554)	(176,106)	3,976,821	106,659,261		4,214,553	—
Transamerica Global Allocation Liquidating Trust	253,814	—	—	—	(46,938)	206,876		—	—
Transamerica Global Equity	61,376,140	5,999,997	(69,007,338)	(95,156)	1,726,357	—	(A)	—	—
Transamerica Government Money Market	23,557,848	647	(23,558,495)	—	—	—	(A)	586	—
Transamerica High Yield Bond	184,491,440	164,380,379	—	—	18,660,296	367,532,115		10,372,710	—
Transamerica Income & Growth	71,016,091	7,674,728	(82,348,343)	(6,526,496)	10,184,020	—	(A)	1,674,724	—
Transamerica Intermediate Bond	435,816,997	482,094,318	(5,000,004)	24,288	18,046,443	930,982,042		8,969,366	—
Transamerica International Equity	109,644,099	330,260,324	(17,499,994)	78,807	16,223,704	438,706,940		—	—
Transamerica International Equity Opportunities	183,344,552	129,515,756	(13,499,995)	(1,025,006)	7,063,500	305,398,807		—	—
Transamerica International Small Cap	158,161,208	3,499,997	(164,493,639)	1,499,083	1,333,351	—	(A)	—	—
Transamerica International Small Cap Value	157,048,894	3,499,999	(48,503,392)	3,549,801	(3,910,458)	111,684,844		—	—
Transamerica Jennison Growth VP	225,682,667	150,997,787	(80,000,002)	9,521,984	(54,567,872)	251,634,564		—	42,970,291
Transamerica JPMorgan Enhanced Index VP	—	735,547,914	—	—	(631,639)	734,916,275		866,200	3,943,021
Transamerica JPMorgan Mid Cap Value VP	360,449,259	18,957,205	(293,823,638)	37,030,893	(61,615,721)	60,997,998		1,674,333	11,282,887
Transamerica Large Cap Value	391,150,479	53,155,349	(5,034,627)	698,699	51,247,334	491,217,234		5,155,349	—
Transamerica Mid Cap Growth	184,518,962	—	(130,658,090)	6,567,176	1,222,094	61,650,142		—	—
Transamerica Mid Cap Value Opportunities	107,205,444	117,994,558	(164,385,704)	17,555,761	14,462,448	92,832,507		—	—
Transamerica MLP & Energy Income	82,943,790	13,413,540	(112,632,650)	(35,815,113)	52,090,433	—	(A)	1,413,537	—
Transamerica PIMCO Total Return VP	470,019,775	255,488,742	(66,999,998)	697,685	13,005,356	672,211,560		12,229,905	—
Transamerica Short-Term Bond	572,636,088	6,741,053	(584,328,363)	(14,241,448)	19,192,670	—	(A)	6,465,510	—
Transamerica Small Cap Core	31,366,841	—	(33,868,090)	(2,149,547)	4,650,796	—	(A)	—	—
Transamerica Small Cap Growth	153,777,711	—	(170,864,707)	34,413,186	(17,326,190)	—	(A)	—	—
Transamerica Small Cap Value	151,710,740	4,999,998	(95,823,157)	(21,194,376)	22,024,953	61,718,158		—	—
Transamerica Small Company Growth Liquidating Trust	14,928	—	—	—	(11,725)	3,203		—	—
Transamerica Systematic Small/Mid Cap Value VP	30,331,668	9,999,993	(42,365,422)	1,566,252	467,509	—	(A)	—	—
Transamerica T. Rowe Price Small Cap VP	29,413,314	122,253,265	(27,933,048)	(2,653,048)	956,311	122,036,794		—	—
Transamerica TS&W International Equity VP	346,767	—	(341,651)	(25,847)	20,731	—	(A)	—	—
Transamerica Unconstrained Bond	84,698,854	5,264,217	(999,998)	16,617	2,772,842	91,752,532		2,582,128	—
Transamerica Voya Limited Maturity Bond VP	29,310,677	293,360	(1,000,000)	3,157	172,179	28,779,373		293,360	—
Transamerica Voya Mid Cap Opportunities VP	60,925,917	32,712,026	(999,996)	14,308	867,751	93,520,006		—	4,712,028
Transamerica WMC US Growth VP	—	253,004,335	—	—	(9,982,490)	243,021,845		1,747,355	9,097,483

Total	$5,644,442,779	$3,803,335,095	$(3,824,774,275)	$93,045,748	$151,786,397	$5,867,835,744		$70,833,219	$72,005,710

(A)	No longer held at period end.

Transamerica Series Trust	Page 18	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$124,073,471	$29,891,176	$—	$—	$4,533,353	$158,498,000	$2,098,173	$730,824

Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$147,371,457	$18,131,163	$(3,456,820)	$(649,923)	$5,417,070	$166,812,947	$2,242,699	$781,165

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$122,458,794	$2,782,322	$—	$—	$5,945,606	$131,186,722	$2,782,322	$—
Transamerica Blackrock Global Allocation VP	96,590,558	1,830,878	—	—	2,579,843	101,001,279	1,357,901	472,977
Transamerica Global Allocation Liquidating Trust	550,370	—	—	—	(101,780)	448,590	—	—
Transamerica Jennison Growth VP	72,622,894	12,432,635	—	—	(12,249,856)	72,805,673	—	12,432,636
Transamerica JPMorgan Core Bond VP	390,762,271	8,677,175	—	—	12,805,024	412,244,470	8,677,176	—
Transamerica JPMorgan Enhanced Index VP	167,406,528	4,584,151	—	—	6,502,849	178,493,528	825,661	3,758,489
Transamerica JPMorgan Mid Cap Value VP	42,948,769	8,059,260	—	—	(3,872,500)	47,135,529	1,041,418	7,017,841
Transamerica MFS International Equity VP	103,634,697	1,766,244	(24,350,000)	(2,089,123)	1,537,586	80,499,404	1,177,169	589,075
Transamerica PIMCO Total Return VP	358,931,848	26,494,565	(16,000,000)	(421,643)	9,779,933	378,784,703	9,294,564	—
Transamerica Short-Term Bond	35,601,124	32,938,675	(35,462,637)	(1,132,303)	1,120,127	33,064,986	458,231	—
Transamerica WMC US Growth VP	65,960,717	2,475,722	(12,500,000)	445,608	(903,640)	55,478,407	398,896	2,076,825

Total	$1,457,468,570	$102,041,627	$(88,312,637)	$(3,197,461)	$23,143,192	$1,491,143,291	$26,013,338	$26,347,843

Transamerica International Moderate Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$13,983,871	$15,000,006	$(29,975,727)	$895,843	$96,007	$—	(A)	$—	$—
Transamerica Bond	6,013,127	9,082,638	(16,026,027)	136,548	793,714	—	(A)	82,645	—
Transamerica Clarion Global Real Estate Securities VP	7,056,954	—	(7,471,784)	471,787	(56,957)	—	(A)	—	—
Transamerica Core Bond	6,365,063	11,340,627	—	—	518,544	18,224,234		340,625	—
Transamerica Developing Markets Equity	—	19,602,238	(1,137,877)	112,072	1,223,648	19,800,081		—	—
Transamerica Emerging Markets Equity	4,571,617	10,000,001	(15,872,253)	15,360	1,285,275	—	(A)	—	—
Transamerica Floating Rate	14,245,193	488,039	(15,160,837)	(8,361)	435,966	—	(A)	474,254	—
Transamerica Global Equity	41,837,881	2,000,004	(44,329,048)	(630,629)	1,121,792	—	(A)	—	—
Transamerica Government Money Market	21,073	—	(21,073)	—	—	—	(A)	0	—
Transamerica High Yield Bond	43,219,838	9,881,450	(3,000,000)	139,316	3,395,194	53,635,798		2,023,471	—
Transamerica Income & Growth	41,198,910	772,063	(43,752,270)	(5,467,346)	7,248,643	—	(A)	772,063	—
Transamerica Intermediate Bond	14,051,448	35,875,665	(2,205,840)	62,285	651,396	48,434,954		481,361	—
Transamerica International Equity	71,030,330	120,590,238	(9,000,026)	(21,770)	4,117,354	186,716,126		—	—
Transamerica International Equity Opportunities	101,513,876	89,957,730	(7,000,001)	(842,602)	3,517,878	187,146,881		—	—
Transamerica International Small Cap	84,037,109	3,000,004	(88,448,260)	4,597,638	(3,186,491)	—	(A)	—	—
Transamerica International Small Cap Value	107,950,005	1,999,998	(61,726,932)	(875,580)	22,571	47,370,062		—	—
Transamerica Jennison Growth VP	—	26,786,690	—	—	(3,028,276)	23,758,414		0	4,057,097
Transamerica Large Cap Value	—	22,786,945	—	—	734,693	23,521,638		90,711	—
Transamerica PIMCO Total Return VP	13,838,260	39,797,387	(21,980,123)	(78,880)	919,374	32,496,018		797,383	—
Transamerica Short-Term Bond	26,109,314	10,211,879	(36,444,113)	(866,855)	989,775	—	(A)	205,654	—
Transamerica TS&W International Equity VP	7,126,705	—	(7,149,779)	456,438	(433,364)	—	(A)	—	—
Transamerica Unconstrained Bond	—	10,050,267	—	—	(5,061)	10,045,206		8,833	—

Total	$604,170,574	$439,223,869	$(410,701,970)	$(1,904,736)	$20,361,675	$651,149,412		$5,277,000	$4,057,097

(A)	No longer held at period end.

Transamerica Series Trust	Page 19	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Madison Balanced Allocation VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,453,232	$4,527,474	$(4,210,667)	$79,067	$291,614	$2,140,720		$63,133	$—
Transamerica Core Bond	18,151,579	1,460,793	(6,767,275)	(36,219)	632,962	13,441,840		310,793	—
Transamerica Dividend Focused	—	1,258,973	—	—	(5,271)	1,253,702		8,973	—
Transamerica JPMorgan Enhanced Index VP	9,503,449	1,702,580	(4,117,709)	(147,255)	534,187	7,475,252		39,246	178,651
Transamerica Mid Cap Value Opportunities	—	4,341,061	(348,537)	18,144	290,750	4,301,418		—	—
Transamerica PIMCO Total Return VP	4,889,904	450,000	(5,357,734)	(199,186)	217,016	—	(A)	—	—
Transamerica Short-Term Bond	2,640,783	8,396,641	(2,244,282)	(24,899)	94,224	8,862,467		96,520	—
Transamerica Systematic Small/Mid Cap Value VP	7,678,814	4,323,715	(5,802,435)	(921,781)	614,441	5,892,754		40,887	527,116

Total	$44,317,761	$26,461,237	$(28,848,639)	$(1,232,129)	$2,669,923	$43,368,153		$559,552	$705,767

(A)	No longer held at period end.

Transamerica Madison Conservative Allocation VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,927,098	$5,586,361	$(4,358,501)	$16,782	$462,936	$3,634,676		$81,550	$—
Transamerica Core Bond	18,366,532	1,498,876	(6,997,630)	(25,075)	616,197	13,458,900		298,876	—
Transamerica Dividend Focused	—	755,372	—	—	(4,820)	750,552		5,372	—
Transamerica JPMorgan Enhanced Index VP	4,859,112	1,164,094	(3,761,754)	110,747	25,567	2,397,766		12,496	56,882
Transamerica Mid Cap Value Opportunities	—	1,548,988	(178,327)	9,277	112,589	1,492,527		—	—
Transamerica PIMCO Total Return VP	6,119,646	—	(6,143,248)	(256,369)	279,971	—	(A)	—	—
Transamerica Short-Term Bond	4,178,644	6,232,690	(1,325,287)	(14,000)	89,819	9,161,866		114,659	—
Transamerica Systematic Small/Mid Cap Value VP	2,774,978	1,532,911	(2,397,349)	(208,091)	41,384	1,743,833		11,867	152,996

Total	$38,226,010	$18,319,292	$(25,162,096)	$(366,729)	$1,623,643	$32,640,120		$524,820	$209,878

(A)	No longer held at period end.

Transamerica Multi-Manager Alternative Strategies VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$1,075	$—	$—	$—	$(78)	$997		$—	$—
Transamerica Bond	40,178	—	(40,178)	(6,941)	6,941	—	(A)	—	—
Transamerica Developing Markets Equity	88,325	11,705	(4,804)	22	10,873	106,121		—	—
Transamerica Emerging Markets Debt	—	103,389	—	—	14,056	117,445		2,427	—
Transamerica Event Driven	137,173	42,155	—	—	11,238	190,566		—	—
Transamerica Flexible Income	—	22,036	—	—	525	22,561		434	—
Transamerica Global Long/Short Equity	6,702	23,960	—	—	93	30,755		—	—
Transamerica Global Multifactor Macro	375,057	167,096	(94,737)	(1,784)	(3,163)	442,469		—	—
Transamerica Global Real Estate Securities	111,094	53,230	(70,331)	3,675	6,169	103,837		1,465	—
Transamerica High Yield Bond	80,068	219,615	(100,109)	6,068	15,510	221,152		10,273	—
Transamerica International Small Cap	88,995	53,372	(128,173)	(2,236)	1,589	13,547		—	—
Transamerica International Small Cap Value	86,251	2,430	(77,293)	(8,846)	6,820	9,362		—	—
Transamerica Long/Short Strategy	133,953	25,033	(50,281)	(948)	(843)	106,914		1,274	—
Transamerica Managed Futures Strategy	218,481	191,237	(183,204)	(19,065)	16,420	223,869		—	—
Transamerica Short-Term Bond	345,897	18,182	(365,621)	(2,644)	4,186	—	(A)	3,728	—
Transamerica Unconstrained Bond	33,421	116,499	—	—	3,477	153,397		2,437	—

Total	$1,746,670	$1,049,939	$(1,114,731)	$(32,699)	$93,813	$1,742,992		$22,038	$—

(A)	No longer held at period end.

Transamerica Series Trust	Page 20	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

8. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Transamerica Series Trust	Page 21	September 30, 2016 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 28, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 28, 2016